                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07953

                                EQ ADVISORS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2003 - December 31, 2003

Item 1.   Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                EQ Advisors Trust
                          2003 Certified Annual Report


--------------------------------------------------------------------------------
This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.
--------------------------------------------------------------------------------

EQ Advisors Trust Annual Report
December 31, 2003
Table of Contents

Notes on Performance                                                           2

Portfolio Results and Commentary

EQ/Alliance Common Stock                                                       4
EQ/Alliance Growth and Income                                                  5
EQ/Alliance Intermediate Government Securities                                 6
EQ/Alliance International                                                      7
EQ/Alliance Premier Growth                                                     8
EQ/Alliance Quality Bond                                                       9
EQ/Alliance Small Cap Growth                                                  10
EQ/Bernstein Diversified Value                                                11
EQ/Calvert Socially Responsible                                               12
EQ/Capital Guardian International                                             13
EQ/Capital Guardian Research                                                  14
EQ/Capital Guardian U.S. Equity                                               15
EQ/Emerging Markets Equity                                                    16
EQ/Equity 500 Index                                                           17
EQ/Evergreen Omega                                                            18
EQ/FI Mid Cap                                                                 19
EQ/FI Small/Mid Cap Value                                                     20
EQ/Janus Large Cap Growth                                                     21
EQ/J.P. Morgan Core Bond                                                      22
EQ/Lazard Small Cap Value                                                     23
EQ/Marsico Focus                                                              24
EQ/Mercury Basic Value Equity                                                 25
EQ/Mercury International Value                                                26
EQ/MFS Emerging Growth Companies                                              27
EQ/MFS Investors Trust                                                        28
EQ/Money Market                                                               29
EQ/Putnam Growth & Income Value                                               30
EQ/Putnam Voyager                                                             31
EQ/Small Company Index                                                        32
EQ/Technology                                                                 33

Portfolio of Investments                                                      34
Financial Statements                                                         147
Notes to Financial Statements                                                208
Report of Independent Auditors                                               223
Federal Income Tax Information                                               224
Proxy Vote Results                                                           225
Management of the Trust                                                      226

--------------------------------------------------------------------------------
NOTES ON PERFORMANCE
--------------------------------------------------------------------------------

Performance of the EQ Advisors Trust Portfolios as shown on the following pages, compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolio's annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Advisors Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Advisors Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the EQ Advisors Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment
The charts shown on the following pages illustrate the total value of an assumed investment in Class IA and/or Class IB shares of each Portfolio of EQ Advisors Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 1993, through December 31, 2003. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class IB shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers Aggregate Bond Index
An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

The Lehman Intermediate Government Bond Index
An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Morgan Stanley Capital International EAFE Index
An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australia and the Far East.

The Morgan Stanley Capital International Emerging Markets Free Index
An unmanaged index considered representative of stock markets of developing countries.

The Russell 1000(R) Index
An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000(R) Growth Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000(R) Value Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000(R) Technology Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

The Russell 3000(R) Index
An unmanaged index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000(R) Growth Index
An unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500(TM) Index
An unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------
NOTES ON PERFORMANCE
--------------------------------------------------------------------------------

Russell 2500(TM) Growth Index
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500(TM) Value Index
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000(R) Index
An unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Russell 2000(R) Value Index
An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor's 500 Index
An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market.

The Standard & Poor's MidCap 400 Index
An unmanaged index which tracks mid-sized companies. Today, mid-caps are recognized as an independent asset class, with risk/reward profiles that differ considerably from both large-caps and small-caps. It covers approximately 7% of the U.S. equities market.

Treasury Bill
A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of one year or less.

--------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

EQ/Alliance Common Stock Portfolio
........... Portfolio Class IA Shares ($26,012)
---------- Portfolio Class IB Shares ($25,583)
__________ S&P 500 ($28,563)

                                    [CHART]

    --------------------------------------------------------------------
     INVESTMENT        EQ/Alliance         EQ/Alliance
     VALUE DATE      Common Stock A      Common Stock B        S&P 500
    --------------------------------------------------------------------
     12/31/1993          10,000               10,000            10,000
    --------------------------------------------------------------------
     12/31/1994           9,789                9,765            10,132
    --------------------------------------------------------------------
     12/31/1995          12,967               12,902            13,939
    --------------------------------------------------------------------
     12/31/1996          16,117               16,139            17,140
    --------------------------------------------------------------------
     12/31/1997          20,818               20,800            22,858
    --------------------------------------------------------------------
     12/31/1998          26,934               26,845            29,391
    --------------------------------------------------------------------
     12/31/1999          33,728               33,520            35,575
    --------------------------------------------------------------------
     12/31/2000          29,004               28,742            32,336
    --------------------------------------------------------------------
     12/31/2001          25,960               25,658            28,493
    --------------------------------------------------------------------
     12/31/2002          17,354               17,103            22,196
    --------------------------------------------------------------------
     12/31/2003          26,012               25,583            28,563

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                      Year      Years      Years     Incept.
Portfolio - IA Shares                 49.89%     (0.69)%    10.03%     13.12%*
Portfolio - IB Shares                 49.58      (0.96)      9.85      12.87**
S&P 500 Index                         28.68      (0.57)     11.07      13.08*

*    Date of inception 1/13/76
** Investment operations commenced with respect to Class IB shares on October 2, 1996. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 49.89% for the year ended December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The Portfolio benefited from strong stock selection within the Technology sector, including positions in Nortel, Corning, Juniper Networks and Network Appliance Inc.

..    Telecommunications also offered positive contributors, including Verizon and SBC.

..    Additionally, the Portfolio's Sears and Federated holdings in the Consumer
     Cyclicals sector had very strong returns for the year.

..    Additional contributions came from a diverse group of holdings such as
     Pulte, a homebuilder, as well as Avaya, Georgia Pacific and FleetBoston.

..    A slight overweight position and strong stock selection in the Consumer
     Discretionary sector benefited the Portfolio. Internet stocks, including Yahoo Inc., Amazon.com Inc., Expedia Inc. and eBay Inc. contributed a large amount of the upside within the sector.

What hurt performance over the year
..    Industrial resources was an area where the Portfolio's stock selection hurt during the year. In particular, overweights in MeadWestvaco and Dupont were a drag on performance.

..    The Portfolio's underweight position in Financial Services detracted from performance. Laggards in the sector included XL Capital, SLM Corp. and American Express Co.

..    The Portfolio's underweight position and poor stock selection in Consumer
     Staples was a slight detractor from performance. Colgate Palmolive, for example, announced that it would miss fourth quarter earnings estimates, due to weaker sales and profits in North America.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Exxon Mobil Corp............................................Integrated Oil & Gas
Citigroup, Inc............................................Diversified Financials
American International Group, Inc......................................Insurance
Sprint Corp. (PCS Group).....................Wireless Telecommunication Services
Bank of America Corp.......................................................Banks
Microsoft Corp..................................................Systems Software
General Electric Co.....................................Industrial Conglomerates
PeopleSoft, Inc.............................................Application Software
Pfizer, Inc......................................................Pharmaceuticals
Micron Technology, Inc............................................Semiconductors
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME PORFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

EQ/Alliance Growth and Income Portfolio

........... Portfolio Class IA Shares ($29,896)
---------- Portfolio Class IB Shares ($29,150)
__________ Russell 1000 Value ($30,722)

                                     [CHART]

  ---------------------------------------------------------------------------
   INVESTMENT      EQ/Alliance Growth     EQ/Alliance Growth       Russell
   VALUE DATE         and Income A           and Income B         1000 Value
  ---------------------------------------------------------------------------
   12/31/1993            10,000                10,000                10,000
  ---------------------------------------------------------------------------
   12/31/1994             9,948                 9,923                 9,802
  ---------------------------------------------------------------------------
   12/31/1995            12,337                12,275                13,562
  ---------------------------------------------------------------------------
   12/31/1996            14,812                14,702                16,497
  ---------------------------------------------------------------------------
   12/31/1997            18,785                18,590                22,302
  ---------------------------------------------------------------------------
   12/31/1998            22,702                22,414                25,787
  ---------------------------------------------------------------------------
   12/31/1999            26,939                26,529                27,682
  ---------------------------------------------------------------------------
   12/31/2000            29,341                28,831                29,624
  ---------------------------------------------------------------------------
   12/31/2001            28,960                28,393                27,968
  ---------------------------------------------------------------------------
   12/31/2002            22,870                22,350                23,627
  ---------------------------------------------------------------------------
   12/31/2003            29,896                29,150                30,722

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                      Year      Years      Years     Incept.
Portfolio - IA Shares                 30.72%      5.66%     11.57%     11.25%*
Portfolio - IB Shares                 30.42       5.40      11.29      10.97**
Russell 1000 Value Index              30.03       3.56      11.88      11.47*

*    Date of inception 10/1/93
** Investment operations commenced with respect to Class IB shares on May 1, 1997. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 30.72% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Value Index, returned 30.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The Portfolio benefited from overweight in Technology as well as strong stock selection within that sector. Significant contributors included Intersil, Veritas Software, Juniper Networks and Marvell Technology.

..    Exposure to the Financials sector was strong on an absolute basis, but roughly in line with the benchmark. Significant positive contributions within the Financials sector came from Citigroup & J.P. Morgan Chase & Co.

..    Additional contributions came from a diverse group of Consumer
     Discretionary holdings such as Altria, Avon Products, and Carnival Corp.

What hurt performance over the year
..    An overweight in the Health Care sector had a negative contribution to relative performance. Specifically, Schering Plough, Tenet Healthcare and Cardinal Health hurt performance.

..    Additional negative contributors were rather diverse and included AT&T,
     Colgate Palmolive and Harley Davidson.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Altria Group, Inc..................................................Food Products
Citigroup, Inc............................................Diversified Financials
American International Group, Inc......................................Insurance
Pfizer, Inc......................................................Pharmaceuticals
ConocoPhillips..............................................Integrated Oil & Gas
Fannie Mae................................................Diversified Financials
J.P. Morgan Chase & Co....................................Diversified Financials
Viacom, Inc., Class B......................................................Media
Comcast Corp., Special Class A.............................................Media
WellPoint Health Networks, Inc..................Health Care Equipment & Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

EQ/Alliance Intermediate Government Securities Portfolio

........... Portfolio Class IA Shares ($17,145)
---------- Portfolio Class IB Shares ($16,709)
__________ Lehman Intermediate Govt. Bond ($18,452)

                                     [CHART]

  --------------------------------------------------------------------------
                    EQ/Alliance          EQ/Alliance            Lehman
   INVESTMENT    Intermediate Gov't   Intermediate Gov't     Intermediate
   VALUE DATE      Securities A         Securities B       Government Index
  --------------------------------------------------------------------------
   12/31/1993         10,000               10,000               10,000
  --------------------------------------------------------------------------
   12/31/1994          9,567                9,543                9,825
  --------------------------------------------------------------------------
   12/31/1995         10,835               10,781               11,241
  --------------------------------------------------------------------------
   12/31/1996         11,251               11,167               11,698
  --------------------------------------------------------------------------
   12/31/1997         12,072               11,962               12,601
  --------------------------------------------------------------------------
   12/31/1998         13,000               12,842               13,671
  --------------------------------------------------------------------------
   12/31/1999         13,009               12,812               13,737
  --------------------------------------------------------------------------
   12/31/2000         14,212               13,958               15,176
  --------------------------------------------------------------------------
   12/31/2001         15,381               15,072               16,453
  --------------------------------------------------------------------------
   12/31/2002         16,735               16,365               18,039
  --------------------------------------------------------------------------
   12/31/2003         17,145               16,709               18,452

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                      Year      Years      Years     Incept.
Portfolio - IA Shares                  2.45%      5.69%      5.54%      6.54%*
Portfolio - IB Shares                  2.10       5.40       5.27       6.27**
Lehman Intermediate Government
 Bond Index                            2.29       6.18       6.32       7.05*

*    Date of inception 4/1/91
** Investment operations commenced with respect to Class IB shares on May 1, 1997. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 2.45% for the year ended December 31, 2003. The Portfolio's benchmark, the Lehman Intermediate Government Bond Index, returned 2.29% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The Portfolio had a higher spread exposure, relative to the benchmark, through mortgage-backed securities and agency debt.

..    Coupon and sector selection within mortgage pass-throughs were positive contributors.

..    The Portfolio benefited by the use of collateralized mortgage obligations and interest-only cashflows, which outperformed as mortgage prepayments slowed and interest rates moved higher.

What hurt performance over the year
..    Yield curve exposure was a slight detractor from performance as the
     Portfolio was vulnerable to a steepening of the yield curve.

..    Overall duration management of the Portfolio was a slight negative to performance.

--------------------------------------------------------------------------------
Portfolio Characteristics
As of December 31, 2003
--------------------------------------------------------------------------------
Weighted Average Life (Years)                                                4.9
Weighted Average Coupon                                                      4.7
Weighted Average Modified Duration (Years)*                                  3.7
Weighted Average Rating                                                      AAA

*Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
4/3/95-12/31/03

EQ/Alliance International Portfolio

........... Portfolio Class IA Shares ($13,069)
---------- Portfolio Class IB Shares ($12,761)
__________ MSCI EAFE ($14,097)

                                    [CHART]

         ---------------------------------------------------------------
          INVESTMENT      EQ/Alliance        EQ/Alliance
          VALUE DATE    International A    International B    MSCI EAFE
         ---------------------------------------------------------------
            4/3/1995        10,000             10,000           10,000
         ---------------------------------------------------------------
          12/31/1995        11,124             11,098           10,917
         ---------------------------------------------------------------
          12/31/1996        12,223             12,155           11,578
         ---------------------------------------------------------------
          12/31/1997        11,841             11,752           11,783
         ---------------------------------------------------------------
          12/31/1998        13,099             12,956           14,140
         ---------------------------------------------------------------
          12/31/1999        17,988             17,741           17,952
         ---------------------------------------------------------------
          12/31/2000        13,893             13,683           15,409
         ---------------------------------------------------------------
          12/31/2001        10,715             10,505           12,105
         ---------------------------------------------------------------
          12/31/2002         9,660              9,433           10,175
         ---------------------------------------------------------------
          12/31/2003        13,069             12,761           14,097

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 35.28%     (0.05)%     3.11%*
Portfolio - IB Shares                 35.27      (0.30)      2.83**
MSCI EAFE Index                       38.59      (0.05)      4.00*

*    Date of inception 4/3/95
** Investment operations commenced with respect to Class IB shares on May 1, 1997. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 35.28% for the year ended December 31, 2003. The Portfolio's benchmark, the MSCI EAFE Index, returned 38.59% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in Consumer Discretionary sector helped performance on a relative basis. In particular, holdings in Porsche AG (+26.30%) and LVMH (+50.95%) were strong performers over the year. An underweighting in Sony, also helped relative performance.

..    A relative overweight in Information Technology sector had a positive impact on the Portfolio's return.

..    Leading contributors to performance included SAP AG (+77.84%), BNP Paribas
     (+33.67%) and Mitsui O.S.K. Lines (+118.52%).

..    Country selection, namely Germany and Switzerland, also worked to the
     Portfolio's advantage.

What hurt performance over the year
..    Stock selection in Health Care and Financials sectors worked against the
     Portfolio. In particular, holdings in Takeda Chemical and Swiss Reinsurance were notable underperformers.

..    Stock selection in Materials and Information Technology sectors hurt performance in 2003.

..    Stocks that detracted from the Portfolio's performance included Parmalat
     Finanz, which declined 95.11% and L'oreal, which fell 9.00% over the year.

..    Country selection, namely Australia and Spain, had a negative affect on performance.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Vodafone Group plc...........................Wireless Telecommunication Services
BNP Paribas S.A............................................................Banks
Canon, Inc....................................................Office Electronics
Total S.A...................................................Integrated Oil & Gas
Credit Suisse Group........................................................Banks
Tesco plc............................................................Food Retail
Hoya Corp.....................................Electronic Equipment & Instruments
Nissan Motor Co., Ltd................................................Automobiles
AstraZeneca plc..................................................Pharmaceuticals
SAP AG......................................................Application Software
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/99-12/31/03

EQ/Alliance Premier Growth Portfolio

........... Portfolio Class IA Shares ($6,336)
---------- Portfolio Class IB Shares ($6,262)
__________ Russell 1000 Growth ($7,224)

                                    [CHART]

      -------------------------------------------------------------------
       INVESTMENT      EQ/Alliance          EQ/Alliance        Russell
       VALUE DATE    Premier Growth A    Premier Growth B    1000 Growth
      -------------------------------------------------------------------
         5/1/1999         10,000              10,000            10,000
      -------------------------------------------------------------------
       12/31/1999         11,914              11,897            12,504
      -------------------------------------------------------------------
       12/31/2000          9,751               9,715             9,700
      -------------------------------------------------------------------
       12/31/2001          7,428               7,383             7,719
      -------------------------------------------------------------------
       12/31/2002          5,124               5,080             5,567
      -------------------------------------------------------------------
       12/31/2003          6,336               6,262             7,224

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.*
Portfolio - IA Shares                 23.67%     (9.31)%
Portfolio - IB Shares                 23.26      (9.54)
Russell 1000 Growth Index             29.75      (6.73)

*    Date of inception 5/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 23.67% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Financials sector added to relative performance during the year, specifically holdings in Citigroup and MBNA, which advanced (+41.58%) and (+33.07%), respectively, over the year.

..    A fairly large underweighting in Consumer Staples and Health Care sectors and an overweighting in Consumer Discretionary, worked in the Portfolio's favor.

..    Noteworthy contributors to performance included eBay (+90.47%), Lowes
     (+48.04%) and Continental Airlines (+144.00%).

What hurt performance over the year
..    Poor stock selection in Consumer Discretionary and Information Technology
     worked against the Portfolio, specifically a position in Kohls, which fell (-18.68%), and an underweighting in Intel, which advanced (+107.59%).

..    A significant overweighting in the Financials sector also detracted from performance during the year.

..    Other stocks that were a drag on performance included Fannie Mae, Viacom, and Nokia.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Microsoft Corp..................................................Systems Software
Intel Corp........................................................Semiconductors
Citigroup, Inc............................................Diversified Financials
Lowe's Cos., Inc.........................................Home Improvement Retail
Dell, Inc......................................................Computer Hardware
Viacom, Inc., Class B......................................................Media
UnitedHealth Group, Inc.........................Health Care Equipment & Services
Wal-Mart Stores, Inc..................................General Merchandise Stores
American International Group, Inc......................................Insurance
Cisco Systems, Inc..........................................Networking Equipment
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

EQ/Alliance Quality Bond Portfolio

........... Portfolio Class IA Shares ($18,406)
---------- Portfolio Class IB Shares ($17,976)
__________ Lehman Bros. Aggregate Bond ($19,576)

                                    [CHART]

      --------------------------------------------------------------------
       INVESTMENT      EQ/Alliance       EQ/Alliance     Lehman Aggregate
       VALUE DATE    Quality Bond A    Quality Bond B       Bond Index
      --------------------------------------------------------------------
       12/31/1993         10,000           10,000             10,000
      --------------------------------------------------------------------
       12/31/1994          9,494            9,473              9,708
      --------------------------------------------------------------------
       12/31/1995         11,107           11,059             11,502
      --------------------------------------------------------------------
       12/31/1996         11,708           11,631             11,919
      --------------------------------------------------------------------
       12/31/1997         12,771           12,657             13,070
      --------------------------------------------------------------------
       12/31/1998         13,885           13,722             14,206
      --------------------------------------------------------------------
       12/31/1999         13,597           13,414             14,089
      --------------------------------------------------------------------
       12/31/2000         15,171           14,921             15,727
      --------------------------------------------------------------------
       12/31/2001         16,427           16,120             17,055
      --------------------------------------------------------------------
       12/31/2002         17,727           17,359             18,804
      --------------------------------------------------------------------
       12/31/2003         18,406           17,976             19,576

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                      Year      Years      Years     Incept.
Portfolio - IA Shares                  3.83%      5.80%      6.29%      6.08%*
Portfolio - IB Shares                  3.56       5.55       6.04       5.83**
Lehman Brothers Aggregate
 Bond Index                            4.10       6.62       6.95       6.75*

*    Date of inception 10/1/93
** Investment operations commenced with respect to Class IB shares on July 8, 1998. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 3.83% for the year ended December 31, 2003. The Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, returned 4.10% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Sector and security selection contributed positively to performance for the year.

..    An overweight in investment-grade credit and underweight in governments were positive contributors.

..    Security selection within the investment-grade corporate sector, particularly a focus on BBB-rated securities added significantly to relative returns.

..    Within individual corporate industries, a focus on the auto sector also contributed positively to performance.

..    Mortgage security selection added modestly to relative returns.

What hurt performance over the year
..    Yield-curve structure detracted modestly from performance for the period, as Portfolio duration structure was focused on short-term and long-term duration rather than across the maturity spectrum.

--------------------------------------------------------------------------------
Portfolio Characteristics
As of December 31, 2003
--------------------------------------------------------------------------------
Weighted Average Life (Years)                                                8.0
Weighted Average Coupon                                                      5.1
Weighted Average Modified Duration (Years)*                                  4.5
Weighted Average Rating                                                      AA+

*Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/Alliance Small Cap Growth Portfolio

........... Portfolio Class IA Shares ($15,198)
---------- Portfolio Class IB Shares ($14,960)
__________ Russell 2500 Growth ($15,325)

                                    [CHART]

     ---------------------------------------------------------------------
       INVESTMENT     EQ/Alliance Small  EQ/Alliance Small   Russell 2500
       VALUE DATE       Cap Growth A       Cap Growth B        Growth
     ---------------------------------------------------------------------
         5/1/1997         10,000             10,000             10,000
     ---------------------------------------------------------------------
       12/31/1997         12,666             12,652             12,317
     ---------------------------------------------------------------------
       12/31/1998         12,124             12,088             12,699
     ---------------------------------------------------------------------
       12/31/1999         15,498             15,410             19,744
     ---------------------------------------------------------------------
       12/31/2000         17,679             17,540             16,567
     ---------------------------------------------------------------------
       12/31/2001         15,376             15,211             14,772
     ---------------------------------------------------------------------
       12/31/2002         10,752             10,618             10,474
     ---------------------------------------------------------------------
       12/31/2003         15,198             14,960             15,325

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1         5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 41.35%      4.62%      6.48%
Portfolio - IB Shares                 40.90       4.36       6.23
Russell 2500 Growth Index             46.31       3.83       6.61
*    Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 41.35% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 2500 Growth Index, returned 46.31% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in Industrials and Consumer Discretionary sectors had a positive impact on performance. Notable performers in these categories included Dycom Industries (+53.43%) and XM Satellite Radio (+120.90%).

..    Stocks that added value relative to benchmark included Martek Biosciences,
     Abercrombie & Fitch, Protein Design Labs, Integra Lifesciences and Strayer Education.

What hurt performance over the year
..    Unfavorable stock selection in the Information Technology sector significantly hurt performance during the year. In particular, the Portfolio's holdings in Hewitt Associates and MEMC Electronic Materials were a drag on performance.

..    A relative overweight in the Industrials sector was also a negative.

..    Stocks that detracted from performance, relative to the benchmark, included
     Alliant Techsystems, Cooper Cameron, CTI Molecular and Trimeris.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Amphenol Corp., Class A.......................Electronic Equipment & Instruments
International Rectifier Corp......................................Semiconductors
Tektronix, Inc................................Electronic Equipment & Instruments
Dycom Industries, Inc.................................Construction & Engineering
CapitalSource, Inc........................................Diversified Financials
Emulex Corp..............................................Semiconductor Equipment
Scansource, Inc............................................Photographic Products
Pactiv Corp...............................................Containers & Packaging
Southwest Bancorporation of Texas, Inc.....................................Banks
Georgia Gulf Corp......................................................Chemicals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.(Bernstein Unit)

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/98-12/31/03

EQ/Bernstein Diversified Value Portfolio

........... Portfolio Class IB Shares ($13,971)
__________ Russell 1000 Value ($13,775)

                                    [CHART]

             ----------------------------------------------------
             INVESTMENT             EQ/Bernstein         Russell
             VALUE DATE          Diversified Value B   1000 Value
             ----------------------------------------------------
               1/1/1998                 10,000            10,000
             ----------------------------------------------------
             12/31/1998                 12,001            11,563
             ----------------------------------------------------
             12/31/1999                 12,427            12,413
             ----------------------------------------------------
             12/31/2000                 12,186            13,283
             ----------------------------------------------------
             12/31/2001                 12,562            12,541
             ----------------------------------------------------
             12/31/2002                 10,853            10,594
             ----------------------------------------------------
             12/31/2003                 13,971            13,775

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1         5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 29.07%        --%      3.78%*
Portfolio - IB Shares                 28.73       3.09       5.73**
Russell 1000 Value Index              30.03       3.56       5.49**

*    Date of inception 5/18/01
**   Date of inception 1/1/98
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 29.07% for the year ended December 31, 2003. The Portfolio's benchmark Russell 1000 Value Index, which returned 30.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Information Technology sector contributed to the
     Portfolio's returns, with the strong performance of Nortel Networks (+162.73%) and Corning (+215.11%).

..    Stock selection in Energy, Health Care, and Telecommunication Services
     sectors also benefited performance results.

..    Top contributors to performance came from the Portfolio's holdings in
     Verizon Communication, Sears Roebuck, Schering Plough and Pulte Homes.

What hurt performance over the year
..    Stock selection in Materials, Consumer Discretionary, and Financials
     sectors detracted from performance.

..    Holdings in Comcast, Cendant and Ford Motor were notable detractors from performance.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Citigroup, Inc............................................Diversified Financials
Exxon Mobil Corp............................................Integrated Oil & Gas
Bank of America Corp.......................................................Banks
Altria Group, Inc..................................................Food Products
Hewlett-Packard Co.............................................Computer Hardware
ChevronTexaco Corp..........................................Integrated Oil & Gas
U.S. Bancorp...............................................................Banks
Wachovia Corp..............................................................Banks
Comcast Corp., Class A.....................................................Media
FleetBoston Financial Corp.................................................Banks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Calvert Asset Management Co., Inc.
..    Brown Capital Management, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
9/1/99-12/31/03

EQ/Calvert Socially Responsible Portfolio

........... Portfolio Class IB Shares ($8,399)
---------- Russell 3000 ($9,462)

                                    [CHART]

              --------------------------------------------------
              INVESTMENT     EQ/Calvert Socially
              VALUE DATE       Responsible B        Russell 3000
              --------------------------------------------------
                 9/1/1999          10,000               10,000
              --------------------------------------------------
               12/31/1999          10,777               11,230
              --------------------------------------------------
               12/31/2000          10,468               10,392
              --------------------------------------------------
               12/31/2001           8,924                9,202
              --------------------------------------------------
               12/31/2002           6,568                7,220
              --------------------------------------------------
               12/31/2003           8,399                9,462

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 28.40%     26.36%*
Portfolio - IB Shares                 27.89      (3.95)**
Russell 3000 Index                    31.06      (1.27)**

*    Date of inception 10/2/02
**   Date of inception 9/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 28.40% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 3000 Index, returned 31.06% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    A significant overweight in the Information Technology sector contributed positively to performance.

..    Stock selection in Industrials, Consumer Staples, and Telecommunication
     Services sectors also helped performance during the year.

..    Noteworthy contributors to performance included holdings in Best Buy, Avnet and Lam Research, which advanced (+116.31%), (+100.00%) and (+199.07%), respectively, over the year.

What hurt performance over the year
..    Poor stock selection in Consumer Discretionary, Financials, and Information
     Technology sectors hurt performance in 2003.

..    Stocks that hindered the Portfolio's relative performance included Kohl,
     Cerner, and Accredo Health, which fell 19.68%, 41.17%, and 63.15%, respectively, over the year.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Wells Fargo & Co...........................................................Banks
Lowe's Cos., Inc.........................................Home Improvement Retail
International Business Machines Corp...........................Computer Hareware
Manpower, Inc.....................................Commercial Services & Supplies
Staples, Inc....................................................Specialty Stores
Pfizer, Inc......................................................Pharmaceuticals
Amgen, Inc.........................................................Biotechnology
Legg Mason, Inc...........................................Diversified Financials
CVS Corp.............................................................Drug Retail
Texas Instruments, Inc............................................Semiconductors
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Capital Guardian Trust Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/99-12/31/03

EQ/Capital Guardian International Portfolio

........... Portfolio Class IB Shares ($10,155)
---------- MSCI EAFE ($9,453)

                                    [CHART]

         -----------------------------------------------------
           INVESTMENT       EQ/Cap Guardian
           VALUE DATE       International B      MSCI EAFE
         -----------------------------------------------------
             5/1/1999          10,000            10,000
         -----------------------------------------------------
           12/31/1999          14,100            12,035
         -----------------------------------------------------
           12/31/2000          11,394            10,330
         -----------------------------------------------------
           12/31/2001           9,014             8,115
         -----------------------------------------------------
           12/31/2002           7,662             6,821
         -----------------------------------------------------
           12/31/2003          10,155             9,453

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 33.05%      7.25%*
Portfolio - IB Shares                 32.54       0.33**
MSCI EAFE Index                       38.59      (1.20)**

*    Date of inception 3/25/02
**   Date of inception 5/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 33.05% for the year ended December 31, 2003. The Portfolio's benchmark, the MSCI EAFE Index, returned 38.59% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in Materials and Health Care sectors added value during the year. In the Materials sector, strong performers included Pechiney (+49.76%), BHP Billiton (+51.08%) and Nitto Denko (+69.90%). In Health
     Care, an underweighting in stocks such as GlaxoSmithKline and Takeda Chemicals helped performance results.

..    A small underweight in Energy, Consumer Staples and Utilities sectors worked in the Portfolio's favor as did a relative overweight in the Information Technology sector.

..    Stocks that added value, relative to the benchmark, included Tokyo Electron
     (+51.79%) and Singapore Telecom (+63.27%).

What hurt performance over the year
..    Poor stock selection in Consumer Discretionary, Financials, Information
     Technology and Telecommunication Services sectors hurt the Portfolio on a relative basis, specifically holdings in Inditex (-28.02%), Swiss Re (-6.82%), Rohm (-17.05%) and Kon KPN (-1.29%), detracted from results.

..    A slight underweight in Industrials and a fairly small underweighting in
     Financials were a drag on performance.

..    Country selection, namely Australia, Germany, Japan, and Netherlands, detracted from performance over the year.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Vodafone Group plc...........................Wireless Telecommunication Services
Sanofi-Synthelabo S.A............................................Pharmaceuticals
AstraZeneca plc..................................................Pharmaceuticals
Royal Dutch Petroleum Co....................................Integrated Oil & Gas
Novartis AG (Registered).........................................Pharmaceuticals
BNP Paribas S.A............................................................Banks
Royal Bank of Scotland Group plc...........................................Banks
ABN Amro Holdings N.V.....................................Diversified Financials
Nestle S.A. (Registered)...........................................Food Products
NEC Corp..........................................Computer Storage & Peripherals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Capital Guardian Trust Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/99-12/31/03

EQ/Capital Guardian Research Portfolio

........... Portfolio Class IB Shares ($11,008)
---------- S&P 500 ($8,912)

                                    [CHART]

                 -------------------------------------------
                 INVESTMENT      EQ/Cap Guardian
                 VALUE DATE        Research B        S&P 500
                 -------------------------------------------
                   5/1/1999          10,000          10,000
                 -------------------------------------------
                 12/31/1999          10,710          11,100
                 -------------------------------------------
                 12/31/2000          11,344          10,089
                 -------------------------------------------
                 12/31/2001          11,113           8,890
                 -------------------------------------------
                 12/31/2002           8,377           6,925
                 -------------------------------------------
                 12/31/2003          11,008           8,912

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 31.55%      0.03%*
Portfolio - IB Shares                 31.41       2.08**
S&P 500 Index                         28.68      (2.44)**

*    Date of inception 3/25/02
**   Date of inception 5/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 31.55% for the year ended December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Industrials, Consumer Discretionary, Health Care
     and Utilities sectors positively contributed to the Portfolio's return for the year.

..    A relative underweight in Consumer Staples also helped performance.

..    Stocks that added value over the year included AES and J.P. Morgan Chase &
     Co., which advanced (+212.58%) and (+60.20%), respectively. A relative underweight in Johnson & Johnson, Merck, and Wal-Mart also boosted results.

What hurt performance over the year
..    Stock selection in Energy and Financials sectors hurt the Portfolio in
     2003. Specifically, holdings in SLM and Baker Hughes, detracted from returns on a relative basis.

..    A relative underweight in the Information Technology sector worked against the Portfolio.

..    Stocks that detracted from performance relative to benchmark included AT&T
     (-18.84%), Lincare Holdings (-5.03%) and Weatherford International (-9.84%). A relative underweight in Intel was also a negative as the stock advanced (+107.59%) during 2003.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
AstraZeneca plc (ADR)............................................Pharmaceuticals
Forest Laboratories, Inc.........................................Pharmaceuticals
SLM Corp..................................................Diversified Financials
Bank One Corp..............................................................Banks
Allergan, Inc....................................................Pharmaceuticals
General Electric Co.....................................Industrial Conglomerates
Microsoft Corp..................................................Systems Software
InterActiveCorp..................................................Internet Retail
PepsiCo, Inc...........................................................Beverages
Pfizer, Inc......................................................Pharmaceuticals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Capital Guardian Trust Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/99-12/31/03

EQ/Capital Guardian U.S.Equity Portfolio

........... Portfolio Class IB Shares ($10,961)
---------- S&P 500 ($8,912)

                                     [CHART]

            ---------------------------------------------
              INVESTMENT      EQ/Cap Guardian
              VALUE DATE        US Equity B      S&P 500
            ---------------------------------------------
                5/1/1999          10,000          10,000
            ---------------------------------------------
              12/31/1999          10,376          11,100
            ---------------------------------------------
              12/31/2000          10,746          10,089
            ---------------------------------------------
              12/31/2001          10,530           8,890
            ---------------------------------------------
              12/31/2002           8,037           6,925
            ---------------------------------------------
              12/31/2003          10,961           8,912

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1       Since
                                      Year     Incept.
Portfolio - IA Shares                 36.72%      3.12%*
Portfolio - IB Shares                 36.38       1.98**
S&P 500 Index                         28.68      (2.44)**

*    Date of inception 3/25/02
**   Date of inception 5/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 36.72% for the year ended December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Industrials, Consumer Discretionary, Health Care,
     Information Technology and Utilities sectors solidly added value over the year.

..    A relative underweight in the Consumer Staples sector was also a positive contributor to performance.

..    Notable contributors to performance, relative to the benchmark, included
     Applied Materials (+72.30%), AES (+212.58%) and PMC-Sierra (+262.41%). A relative underweight in Johnson & Johnson, Merck and Wal-Mart further benefited the Portfolio.

What hurt performance over the year
..    Stock selection in the Energy and Financials sectors detracted from performance during the year, with holdings in Weatherford International and SLM.

..    Other detractors in the Portfolio relative to benchmark included Intel,
     Baker Hughes, and AT&T.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
AstraZeneca plc (ADR)............................................Pharmaceuticals
Forest Laboratories, Inc.........................................Pharmaceuticals
Allergan, Inc....................................................Pharmaceuticals
SLM Corp..................................................Diversified Financials
QUALCOMM, Inc.......................................Telecommunications Equipment
Applied Materials, Inc...................................Semiconductor Equipment
Exxon Mobil Corp............................................Integrated Oil & Gas
General Electric Co.....................................Industrial Conglomerates
Sprint Corp. (FON Group)..................Diversified Telecommunication Services
Lowe's Cos., Inc.........................................Home Improvement Retail
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Morgan Stanley Investment Management, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
8/20/97-12/31/03

EQ/Emerging Markets Equity Portfolio

........... Portfolio Class IB Shares ($9,515)
---------- MSCI Emerging Markets Free ($10,481)

                                    [CHART]

                 --------------------------------------------
                 INVESTMENT       EQ/Emerging
                 VALUE DATE     Markets Equity B    MSCI EMF
                 --------------------------------------------
                   8/20/1997          10,000          10,000
                 --------------------------------------------
                  12/31/1997           7,984           8,477
                 --------------------------------------------
                  12/31/1998           5,830           6,329
                 --------------------------------------------
                  12/31/1999          11,417          10,532
                 --------------------------------------------
                  12/31/2000           6,836           7,308
                 --------------------------------------------
                  12/31/2001           6,489           7,135
                 --------------------------------------------
                  12/31/2002           6,096           6,706
                 --------------------------------------------
                  12/31/2003           9,515          10,481

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 56.18%        --%     53.31%*
Portfolio - IB Shares                 56.09      10.29      (0.78)**
MSCI Emerging Markets Free Index      56.28      10.62       0.74**

*    Date of inception 10/2/02
**   Date of inception 8/20/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 56.18% for the year ended December 31, 2003. The Portfolio's benchmark, the MSCI Emerging Markets Free Index, returned 56.28% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Materials, Consumer Discretionary, and
     Telecommunication Services sectors contributed positively to the Portfolio's results. In particular, holdings such as JSC MMC Norilsk Nickel, Astra International and America Movil added significant value over the year.

..    Country selection, namely Malaysia, Thailand and Turkey, benefited performance relative to the benchmark.

..    Other stocks which contributed very favorably to performance included
     Hyundai Mobis (South Korea), Siam Cement (Thailand), Mobile Telesystems (Russia), Companhia Siderurgica (Brazil) and Steel Authority India (India).

What hurt performance over the year
..    Stock selection in Energy and Consumer Staples sector detracted from performance during the year.

..    Relative to the benchmark, an underweighting in Chile and China was a drag on performance.

..    Other detractors from performance included several South Korean holdings such LG Card (-84.58%), SK Telecom (-10.66%) and LG Household and Health (-24.73%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd......................................Semiconductors
Samsung SDI Co., Ltd.........................Wireless Telecommunication Services
MMC Norilsk Nickel (ADR).........................................Metals & Mining
Anglo American plc (Johannesburg Exchange).......................Metals & Mining
America Movil S.A. de C.V. (ADR)........................................Wireless
                                                      Telecommunication Services
LUKOIL (ADR)................................................Integrated Oil & Gas
Telefonos de Mexico S.A., Class L (ADR)..............................Diversified
                                                      Telecommunication Services
Petroleo Brasileiro S.A. (ADR)..............................Integrated Oil & Gas
Surgutneftegaz (ADR)..........................Oil & Gas Exploration & Production
Anglo American plc (London Exchange).............................Metals & Mining
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
3/1/94-12/31/03

EQ/Equity 500 Index Portfolio

........... Portfolio Class IA Shares ($27,395)
---------- Portfolio Class IB Shares ($26,747)
__________ S&P 500 ($28,556)

                                    [CHART]

        -------------------------------------------------------------
         INVESTMENT      EQ/Equity 500    EQ/Equity 500
         VALUE DATE         Index A         Index B          S&P 500
        -------------------------------------------------------------
           3/1/1994          10,000          10,000           10,000
        -------------------------------------------------------------
         12/31/1994          10,110          10,091           10,130
        -------------------------------------------------------------
         12/31/1995          13,800          13,742           13,936
        -------------------------------------------------------------
         12/31/1996          16,888          16,779           17,136
        -------------------------------------------------------------
         12/31/1997          22,380          22,178           22,853
        -------------------------------------------------------------
         12/31/1998          28,669          28,339           29,385
        -------------------------------------------------------------
         12/31/1999          34,504          34,032           35,568
        -------------------------------------------------------------
         12/31/2000          31,206          30,691           32,329
        -------------------------------------------------------------
         12/31/2001          27,476          26,962           28,487
        -------------------------------------------------------------
         12/31/2002          21,379          20,924           22,191
        -------------------------------------------------------------
         12/31/2003          27,395          26,747           28,556

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 28.14%     (0.90)%    10.79%*
Portfolio - IB Shares                 27.83      (1.15)     10.52**
S&P 500 Index                         28.68      (0.57)     11.26*

*    Date of inception 3/1/94
**   Investment operations commenced with respect to Class IB shares on May 1,
     1997.
     Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 28.14% for the year ended December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The best performing sectors in the S&P 500 Index and in the Portfolio were
     Materials, Consumer Discretionary and Information Technology.

..    Top contributors to performance included a diverse group of holdings such as Intel (+107.59%), Cisco Systems (+85.42%), Citigroup (+41.58%) and Texas Instruments (+114.64%).

What hurt performance over the year
..    The worst performing sectors in the S&P 500 Index and the Portfolio were
     Consumer Staples, Health Care and Telecommunication Services.

..    The largest detractors from performance included holdings in Microsoft,
     Wal-Mart, Merck, and Johnson & Johnson.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
General Electric Co.....................................Industrial Conglomerates
Microsoft Corp..................................................Systems Software
Exxon Mobil Corp............................................Integrated Oil & Gas
Pfizer, Inc......................................................Pharmaceuticals
Citigroup, Inc............................................Diversified Financials
Wal-Mart Stores, Inc..................................General Merchandise Stores
Intel Corp........................................................Semiconductors
American International Group, Inc......................................Insurance
Cisco Systems, Inc..........................................Networking Equipment
International Business Machines Corp...........................Computer Hardware
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Evergreen Investment Management Company, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/99-12/31/03

EQ/Evergreen Omega Portfolio

........... Portfolio Class IB Shares ($8,444)
---------- Russell 1000 Growth ($7,692)

                                     [CHART]

            ------------------------------------------------
              INVESTMENT        EQ/Evergreen    Russell 1000
              VALUE DATE          Omega B          Growth
            ------------------------------------------------
                1/1/1999          10,000          10,000
            ------------------------------------------------
              12/31/1999          10,970          13,316
            ------------------------------------------------
              12/31/2000           9,691          10,330
            ------------------------------------------------
              12/31/2001           8,042           8,220
            ------------------------------------------------
              12/31/2002           6,109           5,928
            ------------------------------------------------
              12/31/2003           8,444           7,692

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 38.55%     31.46%*
Portfolio - IB Shares                 38.22      (3.33)**
Russell 1000 Growth Index             29.75      (5.12)**

*    Date of inception 10/2/02
**   Date of inception 1/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 38.55% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Consumer Discretionary and Health Care contributed solidly to the Portfolio's results in 2003. Notable performers included Pharmaceutical Resources and Amazon.com, which soared (+118.62%) and (+178.67%), respectively, over the year.

..    Another positive for the Portfolio was its underweighting in the Consumer
     Staples sector relative to the benchmark.

..    Stocks that added to the Portfolio's performance over the year included
     Sandisk (+117.58%), Chico's FAS (+95.40%) and Harman International (+148.99%).

What hurt performance over the year
..    On the negative side, stock selection in the Information Technology sector hurt returns during 2003, with a holding in UTStarcom (-21.62%). An underweight position in Intel also hurt, as the stock advanced (+107.59%) over the year.

..    A relative overweight in the Energy sector was a negative impact on performance.

..    Stocks that detracted from relative performance results included Tyco
     International, Devon Energy and Amdocs.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Coach, Inc........................................................Apparel Retail
eBay, Inc........................................................Internet Retail
International Game Technology.................................Leisure Facilities
Cisco Systems, Inc..........................................Networking Equipment
QUALCOMM, Inc.......................................Telecommunications Equipment
Amazon.com, Inc..................................................Internet Retail
Texas Instruments, Inc............................................Semiconductors
Chico's FAS, Inc..................................................Apparel Retail
XTO Energy, Inc...............................Oil & Gas Exploration & Production
Best Buy Co., Inc..................................Computer & Electronics Retail
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/FI MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Fidelity Management & Research Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
9/1/00-12/31/03

EQ/FI Mid Cap Portfolio

........... Portfolio Class IB Shares ($10,184)
---------- S&P MidCap 400 ($10,890)

                                    [CHART]

       -------------------------------------------------------
           INVESTMENT          EQ/FI            S&P
           VALUE DATE        Mid Cap B       MIDCAP 400
       -------------------------------------------------------
             9/1/2000          10,000          10,000
       -------------------------------------------------------
           12/31/2000          10,046           9,450
       -------------------------------------------------------
            6/30/2001           9,407           9,541
       -------------------------------------------------------
           12/31/2001           8,698           9,393
       -------------------------------------------------------
            6/30/2002           7,856           9,091
       -------------------------------------------------------
           12/31/2002           7,094           8,030
       -------------------------------------------------------
            6/30/2003           8,428           9,026
       -------------------------------------------------------
           12/31/2003          10,184          10,890

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 44.07%     10.35%*
Portfolio - IB Shares                 43.56       0.55**
S&P MidCap 400 Index                  35.62       2.59**

*    Date of inception 3/25/02
**   Date of inception 9/1/00
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 44.07% for the year ended December 31, 2003. The Portfolio's benchmark the S&P MidCap 400 Index, returned 35.62% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Industrials, Consumer Discretionary, Information
     Technology and Telecommunication Services sectors contributed solidly to performance over the year. Key contributors included Embraer-Empresa Brasil (+123.03%), Harman International (+148.99%), Expedia (+50.23%) and Nextel Communications (+67.64).

..    Stock selection in the Materials and Financials sectors had a positive impact on performance.

..    Other strong contributors to performance included the Portfolio's holdings in Healthsouth (+229.98), Lennar (+105.33%) and J2 Global Communication (+177.84).

What hurt performance over the year
..    A relative overweight in the Energy sector and a relative underweight in the Information Technology sectors had a significantly negative impact on performance.

..    Stock selection in Energy and Consumer Staples sectors further detracted from performance, as holdings in National-Oilwell and Safeway proved to be a drag on results.

..    Other stocks that negatively impacted the Portfolio's performance relative to the benchmark included: Weight Watchers, Citizen Communication, Tenet Healthcare, Aramark and Baxter International.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Nextel Communications, Inc., Class A....................................Wireless
                                                      Telecommunication Services
Empresa Brasileira de Aeronautica S.A. (ADR).................Aerospace & Defense
Harman International Industries, Inc...............Computer & Electronics Retail
Safeway, Inc.........................................................Food Retail
Citizens Communications Co...........................................Diversified
                                                      Telecommunication Services
EchoStar Communications Corp., Class A.....................................Media
Symbol Technologies, Inc......................Electronic Equipment & Instruments
Cablevision Systems New York Group, Class A................................Media
Cendant Corp......................................Commercial Services & Supplies
ARAMARK Corp., Class B............................Commercial Services & Supplies
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Fidelity Management & Research Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/FI Small/Mid Cap Value Portfolio

........... Portfolio Class IB Shares ($13,568)
---------- Russell 2500 Value ($22,241)

                                    [CHART]

                 ---------------------------------------------
                  INVESTMENT    EQ/FI Small/Mid      Russell
                  VALUE DATE      Cap Value B      2500 Value
                 ---------------------------------------------
                    5/1/1997        10,000           10,000
                 ---------------------------------------------
                  12/31/1997        11,915           12,905
                 ---------------------------------------------
                  12/31/1998        10,721           12,657
                 ---------------------------------------------
                  12/31/1999        10,914           12,846
                 ---------------------------------------------
                  12/31/2000        11,474           15,516
                 ---------------------------------------------
                  12/31/2001        11,938           17,027
                 ---------------------------------------------
                  12/31/2002        10,174           15,346
                 ---------------------------------------------
                  12/31/2003        13,568           22,241

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 33.58%      5.10%      5.52%*
Portfolio - IB Shares                 33.36       4.82       4.68**
Russell 2500 Value Index              44.93      11.93      12.74**

*    Date of inception 11/24/98
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 33.58% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 2500 Value Index, returned 44.93% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    A relatively small underweight in the Financials and Utilities sectors helped the Portfolio's results over the year.

..    Stock selection in the Energy sector also added to relative performance.

..    The Portfolio benefited from a diverse group of holdings which posted strong results over the year. These included Ryland Group (+169.66%), Aeropostale (+176.73%), Phelp Dodge (+145.66%), Avnet (+100.00%), Terex
     Corp. (+155.66%) and Radisys Corp. (+98.62%).

What hurt performance over the year
..    Stock selection in Industrials, Health Care, and Information Technology
     sectors negatively contributed to performance.

..    Specific stocks that detracted from relative performance included
     Scientific Atlanta (-2.62%), Intercept (-42.00%), Reliant Resources (-29.10%) and Oshkosh B Gosh (-20.55%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Corrections Corp. of America.........................................Real Estate
Fisher Scientific International, Inc.......................Health Care Equipment
                                                                      & Services
Websense, Inc.......................................Internet Software & Services
Avnet, Inc....................................Electronic Equipment & Instruments
Arrow Electronics, Inc........................Electronic Equipment & Instruments
Affiliated Computer Services, Inc., Class A.............IT Consulting & Services
United Auto Group, Inc..........................................Specialty Stores
Universal Health Services, Inc., Class B........Health Care Equipment & Services
ExpressJet Holdings, Inc................................................Airlines
Omnicare, Inc...................................Health Care Equipment & Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Janus Capital Management LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
9/1/00-12/31/03

EQ/Janus Large Cap Growth Portfolio

........... Portfolio Class IB Shares ($5,698)
---------- Russell 1000 Growth ($5,280)

                                    [CHART]

                   ------------------------------------------
                    INVESTMENT      EQ/Janus       Russell
                    VALUE DATE    Large Cap B    1000 Growth
                   ------------------------------------------
                      9/1/2000      10,000          10,000
                   ------------------------------------------
                    12/31/2000       8,430           7,092
                   ------------------------------------------
                     6/30/2001       7,470           6,082
                   ------------------------------------------
                    12/31/2001       6,499           5,643
                   ------------------------------------------
                     6/30/2002       4,997           4,471
                   ------------------------------------------
                    12/31/2002       4,526           4,070
                   ------------------------------------------
                     6/30/2003       5,047           4,602
                   ------------------------------------------
                    12/31/2003       5,698           5,280

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 26.05%     (4.72)%*
Portfolio - IB Shares                 25.88     (15.54)**
Russell 1000 Growth Index             29.75     (17.44)**

*    Date of inception 3/25/02
**   Date of inception 9/1/00
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 26.05% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Health Care sector helped relative performance, specifically a holding in Genentech, which soared (+182.18%) over the year.

..    A relative underweight in the Consumer Staples and Health Care sectors also helped performance.

..    Other stock contributors in the Portfolio included Electronic Arts, Veritas
     Software, Morgan Stanley and Applied Materials. A relative underweight in Johnson & Johnson and Wal-Mart further helped results.

What hurt performance over the year
..    Stock selection in the Consumer Discretionary sector detracted from relative performance in 2003. The Portfolio's holdings in Viacom and MGM Mirage, in particular, had a negative impact on results.

..    A relative overweight in the Energy sector hurt performance.

..    Stocks that detracted from the Portfolio's relative performance results included Intel, Anadarko Petroleum and Exxon Mobil.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Microsoft Corp..................................................Systems Software
Cisco Systems, Inc..........................................Networking Equipment
Genentech, Inc.....................................................Biotechnology
Morgan Stanley............................................Diversified Financials
American Express Co.......................................Diversified Financials
Nokia OYJ (ADR).....................................Telecommunications Equipment
Amgen, Inc.........................................................Biotechnology
Applied Materials, Inc...................................Semiconductor Equipment
Liberty Media Corp., Class A...............................................Media
Viacom, Inc., Class B......................................................Media
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    J.P. Morgan Investment Management Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/98-12/31/03

EQ/J.P. Morgan Core Bond Portfolio

........... Portfolio Class IB Shares ($14,621)
---------- Lehman Brothers Agg. Bond ($14,977)

                                    [CHART]

                ------------------------------------------------
                 INVESTMENT    EQ/JP Morgan    Lehman Aggregate
                 VALUE DATE     Core Bond B       Bond Index
                ------------------------------------------------
                   1/1/1998       10,000            10,000
                ------------------------------------------------
                 12/31/1998       10,902            10,869
                ------------------------------------------------
                 12/31/1999       10,724            10,779
                ------------------------------------------------
                 12/31/2000       11,962            12,033
                ------------------------------------------------
                 12/31/2001       12,913            13,049
                ------------------------------------------------
                 12/31/2002       14,143            14,387
                ------------------------------------------------
                 12/31/2003       14,621            14,977

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                  3.62%        --%      7.41%*
Portfolio - IB Shares                  3.38       6.04       6.54**
Lehman Brothers Aggregate Bond
 Index                                 4.10       6.62       6.97**

*    Date of inception 3/25/02
**   Date of inception 1/1/98
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 3.62% for the year ended December 31, 2003. The Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, returned 4.10% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

..    The Portfolio's duration positioning was a modest negative for performance.
     Although the Portfolio's investment-grade corporate holdings benefited from strong investor demand, its low-risk exposure did not benefit fully from the strong performance in the sector.

..    The Portfolio's overweight to prepayment-sensitive mortgages hampered returns over the summer, but was a positive early in the year and in the fourth quarter. Detracting modestly was an international position and an overweight to commercial mortgage-backed securities. The Portfolio's underweight to Treasury and agency debt performed well.

--------------------------------------------------------------------------------
Portfolio Characteristics
As of December 31, 2003
--------------------------------------------------------------------------------
Weighted Average Life (Years)                             7.8
Weighted Average Coupon                                   5.5
Weighted Average Modified Duration (Years)*               4.8
Weighted Average Rating                                    AA

*Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Lazard Asset Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/98-12/31/03

EQ/Lazard Small Cap Value Portfolio

........... Portfolio Class IB Shares ($15,615)
---------- Russell 2000 Value ($16,694)

                                    [CHART]

                  ---------------------------------------------
                   INVESTMENT    EQ/Lazard Small      Russell
                   VALUE DATE      Cap Value B      2000 Value
                  ---------------------------------------------
                     1/1/1998        10,000           10,000
                  ---------------------------------------------
                   12/31/1998         9,297            9,355
                  ---------------------------------------------
                   12/31/1999         9,452            9,216
                  ---------------------------------------------
                   12/31/2000        11,205           11,319
                  ---------------------------------------------
                   12/31/2001        13,193           12,907
                  ---------------------------------------------
                   12/31/2002        11,363           11,432
                  ---------------------------------------------
                   12/31/2003        15,615           16,694

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 37.69%        --%     35.41%*
Portfolio - IB Shares                 37.42      10.93       7.71**
Russell 2000 Value Index              46.03      12.28       8.92**

*    Date of inception 10/2/02
**   Date of inception 1/1/98
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 37.69% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 2000 Value Index, returned 46.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Health Care and Information Technology sectors added to performance during the year, with holdings in aaiPharma, which jumped (+168.76%) and Microsemi, which soared (+303.61%).

..    A relative underweight in Financials and a small overweight in the Health
     Care sector also benefited performance.

..    Other stocks that benefited performance included C-Cor Net (+235.24%),
     General Maritime (+136.24%) and Titan (+109.71%).

What hurt performance over the year
..    Stock selection in the Industrials sector significantly detracted from performance during the year, with holdings such as DRS Technologies (-11.33%) and PRG-Schultz International (-29.33%).

..    Stock selection in Energy, Materials, Consumer Discretionary and Financials
     sectors further hurt results.

..    Other stocks that detracted from performance included Tier Technologies,
     AFC Enterprises and United Bankshares.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
DRS Technologies, Inc........................................Aerospace & Defense
General Maritime Corp.....................................................Marine
Electro Scientific Industries, Inc..........................Electronic Equipment
                                                                   & Instruments
American Italian Pasta Co..........................................Food Products
aaiPharma, Inc...................................................Pharmaceuticals
Fisher Scientific International, Inc.......................Health Care Equipment
                                                                      & Services
Maguire Properties, Inc..............................................Real Estate
Andrx Corp.......................................................Pharmaceuticals
First Midwest Bancorp, Inc.................................................Banks
Community First Bankshares, Inc............................................Banks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MARSICO FOCUS PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Marsico Capital Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
8/31/01-12/31/03

EQ/Marsico Focus Portfolio

........... Portfolio Class IB Shares ($13,212)
---------- Russell 1000 Growth ($9,698)

                                    [CHART]

             -------------------------------------------------
               INVESTMENT      EQ/Marsico Focus    Russell
               VALUE DATE        Portfolio B     1000 Growth
             -------------------------------------------------
                8/31/2001          10,000          10,000
             -------------------------------------------------
                9/30/2001          10,370           9,002
             -------------------------------------------------
               12/31/2001          11,390          10,364
             -------------------------------------------------
                3/31/2002          11,910          10,096
             -------------------------------------------------
                6/30/2002          11,590           8,211
             -------------------------------------------------
                9/30/2002          10,189           6,976
             -------------------------------------------------
               12/31/2002          10,079           7,474
             -------------------------------------------------
                3/31/2003          10,349           7,395
             -------------------------------------------------
                6/30/2003          11,600           8,453
             -------------------------------------------------
                9/30/2003          12,011           8,783
             -------------------------------------------------
               12/31/2003          13,212           9,698

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 31.48%     21.09%*
Portfolio - IB Shares                 31.08      12.67**
Russell 1000 Growth Index             29.75      (1.31)**

*    Date of inception 10/2/02
**   Date of inception 8/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 31.48% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Health Care and Information Technology sectors added significant value, specifically holdings in Genentech, which advanced (+182.18%), and Electronic Arts, which jumped (+92.00%), over the year.

..    An underweight in the Consumer Staples sector also added to relative performance during the year.

..    Other stocks that contributed positively to performance, relative to the benchmark, included Expedia, which grew (+50.23%), Lennar, which soared (+105.33%), and Nextel Communications, which increased (+67.64%).

What hurt performance over the year
..    Stock selection in the Industrials sector hurt relative performance during the year, with holdings in Lockheed Martin, which fell (-15.31%), and General Dynamics, which dropped (-33.50%).

..    The Portfolio's underweighting in the Information Technology sector was also a drag on performance.

..    Other stocks that detracted from performance included HCA, SLM, General
     Electric and Viacom.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Intel Corp........................................................Semiconductors
UnitedHealth Group, Inc.........................Health Care Equipment & Services
Genentech, Inc.....................................................Biotechnology
Citigroup, Inc............................................Diversified Financials
Cisco Systems, Inc..........................................Networking Equipment
Merrill Lynch & Co., Inc..................................Diversified Financials
Caterpillar, Inc.......................................................Machinery
SLM Corp..................................................Diversified Financials
QUALCOMM, Inc.......................................Telecommunications Equipment
FedEx Corp................................................Air Freight & Couriers
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Mercury Advisors

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/Mercury Basic Value Equity Portfolio

........... Portfolio Class IB Shares ($20,040)
---------- Russell 1000 Value ($17,475)

                                 [CHART]

            --------------------------------------------------
             INVESTMENT     EQ/Mercury Basic         Russell
             VALUE DATE      Value Equity B        1000 Value
            --------------------------------------------------
              5/1/1997           10,000               10,000
            --------------------------------------------------
             12/31/1997          11,699               12,685
            --------------------------------------------------
             12/31/1998          13,055               14,668
            --------------------------------------------------
             12/31/1999          15,535               15,746
            --------------------------------------------------
             12/31/2000          17,369               16,850
            --------------------------------------------------
             12/31/2001          18,322               15,908
            --------------------------------------------------
             12/31/2002          15,266               13,439
            --------------------------------------------------
             12/31/2003          20,040               17,475

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                      1           5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 31.57%        --%     37.00%*
Portfolio - IB Shares                 31.28       8.95      10.99**
Russell 1000 Value Index              30.03       3.56       8.73**

*    Date of inception 10/2/02
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 31.57% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Value Index, returned 30.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Consumer Discretionary and Information
     Technology sectors were positive contributors to performance, specifically holdings in Foot Locker (+125.45%) and National Semiconductor (+162.56%).

..    A significant overweight in the Information Technology sector and a relative underweight in the Utilities sector added value to the Portfolio on a relative basis.

..    Top contributors to performance, relative to benchmark, included Phelps
     Dodge (+145.66%), 3Com (+76.46%), Lucent Technologies (+125.40%), Symbol
     Technologies (+82.56%) and LSI Logic (+53.73%).

What hurt performance over the year
..    Stock selection in the Energy sector hurt performance during the year.
     Notable laggards included Ensco International, which fell 7.41% over the year, and Diamond Offshore Drilling, which dropped 4.00%, over the same period.

..    Stock selection in the Health Care and Financials sectors also detracted from performance.

..    Other stocks that detracted from relative performance results included
     Borland (-20.89), Sara Lee (-0.07%) and Schering Plough (-19.10%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Citigroup, Inc............................................Diversified Financials
Unisys Corp.............................................IT Consulting & Services
Royal Dutsch Petroleum Co. (N.Y. shares)....................Integrated Oil & Gas
Exxon Mobil Corp............................................Integrated Oil & Gas
3Com Corp...................................................Networking Equipment
Time Warner, Inc...........................................................Media
Raytheon Co..................................................Aerospace & Defense
Deere & Co.............................................................Machinery
American International Group, Inc......................................Insurance
Foot Locker, Inc................................................Specialty Stores
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MERCUY INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER*
..    Merrill Lynch Managers International Limited

* On December 12, 2003, Putnam Investment Management, LLC was replaced as adviser and EQ/Putnam International Equity was renamed EQ/Mercury International Value.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/Mercuy International Value Portfolio

........... Portfolio Class IB Shares ($15,405)
---------- MSCI EAFE ($12,309)

                                    [CHART]

                   --------------------------------------------
                   INVESTMENT      EQ/Mercury
                   VALUE DATE  International Value B  MSCI EAFE
                   --------------------------------------------
                     5/1/1997          10,000           10,000
                   --------------------------------------------
                   12/31/1997          10,958           10,285
                   --------------------------------------------
                   12/31/1998          13,097           12,342
                   --------------------------------------------
                   12/31/1999          20,986           15,670
                   --------------------------------------------
                   12/31/2000          18,398           13,450
                   --------------------------------------------
                   12/31/2001          14,433           10,566
                   --------------------------------------------
                   12/31/2002          12,035            8,882
                   --------------------------------------------
                   12/31/2003          15,405           12,309

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 28.27%        --%      3.68%*
Portfolio - IB Shares                 28.01       3.30       6.69**
MSCI EAFE Index                       38.59      (0.05)      3.16**

*    Date of inception 3/25/02
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 28.27% for the year ended December 31, 2003. The Portfolio's benchmark, MSCI EAFE Index, returned 38.59% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    A small overweighting in the Information Technology sector helped performance on a relative basis over the year.

..    Stock selection in the Energy sector contributed positively to the
     Portfolio's return. In particular, a holding in Petroleo Brasileiro, which advanced (+52.95%), added to results.

..    An underweighting in Japan, Netherlands and United Kingdom benefited the
     Portfolio on relative basis.

..    Notable contributors to performance included Samsung Electronic (+47.00%),
     Companhia Vale Do Rio (+60.93%) and Ericsson (+100.00%).

What hurt performance over the year
..    Stock selection in the Industrials, Financials, Information Technology and
     Telecommunication Services sectors had a negative impact on performance over the year.

..    Some of the largest detractors from relative performance included KT Corp
     (-12.84%), Sanofi-Synthelabo (-13.20%), Kao Corp (-15.05%), and Veolia Environneme (-2.88%).

..    Country selection, namely Germany and Spain, were also a drag on performance.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Total S.A...................................................Integrated Oil & Gas
BNP Paribas S.A............................................................Banks
Credit Suisse Group........................................................Banks
Banca Intesa S.p.A.........................................................Banks
Royal Bank of Scotland Group plc...........................................Banks
Barclays Bank plc..........................................................Banks
Santos Ltd....................................Oil & Gas Exploration & Production
Shell Transport & Trading Co. plc...........................Integrated Oil & Gas
ENI S.p.A...................................................Integrated Oil & Gas
E.On AG.......................................................Electric Utilities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    MFS Investment Management

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/MFS Emerging Growth Companies Portfolio

........... Portfolio Class IB Shares ($13,006)
---------- Russell 3000 Growth ($12,981)

                                    [CHART]

         -----------------------------------------------------------
             INVESTMENT      EQ/MFS Emerging         Russell 3000
             VALUE DATE      Growth Companies B        Growth
         -----------------------------------------------------------
               5/1/1997          10,000                10,000
         -----------------------------------------------------------
             12/31/1997          12,242                12,224
         -----------------------------------------------------------
             12/31/1998          16,473                16,504
         -----------------------------------------------------------
             12/31/1999          28,601                22,087
         -----------------------------------------------------------
             12/31/2000          23,214                17,136
         -----------------------------------------------------------
             12/31/2001          15,308                13,773
         -----------------------------------------------------------
             12/31/2002          10,057                 9,912
         -----------------------------------------------------------
             12/31/2003          13,006                12,981

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 29.67%     (4.36)%    (1.94)%*
Portfolio - IB Shares                 29.33      (4.62)      4.02**
Russell 3000 Growth Index             30.97      (4.69)      3.99**

*    Date of inception 11/24/98
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 29.67% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 3000 Growth Index, returned 30.97% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Health Care sector added to relative performance during the year. Holding underweight positions (relative to the benchmark) in Johnson & Johnson, Merck and Pfizer had a positive impact on relative performance.

..    An underweight in the Consumer Staples sector helped performance on a relative basis.

..    Other top contributors, relative to the benchmark, included Veritas
     Software (+137.90%), Analog Devices (+91.40%) and Cendant (+112.50%). A relative underweight in Wal-Mart and Microsoft also boosted results.

What hurt performance over the year
..    Stock selection in the Consumer Discretionary and Information Technology
     sectors hurt relative performance during the year. In particular, holdings in Weight Watchers (-18.23%) and Kohls (-19.68%) hurt results. Being underweight (relative to the benchmark) in Intel, Cisco Systems and Texas Instruments was also a drag on performance.

..    Other stocks that negatively impacted results included AmerisourceBergen,
     BISYS Group, Career Education and Westwood One.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Microsoft Corp..................................................Systems Software
Cisco Systems, Inc..........................................Networking Equipment
Tyco International Ltd..................................Industrial Conglomerates
EchoStar Communications Corp., Class A.....................................Media
Comcast Corp., Class A.....................................................Media
Dell, Inc......................................................Computer Hardware
Analog Devices, Inc...............................................Semiconductors
Gilead Sciences, Inc...............................................Biotechnology
NTL, Inc...................................Diversified Telecommunication Sevices
Amdocs Ltd..........................................Telecommunications Equipment
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    MFS Investment Management

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/99-12/31/03

EQ/MFS Investors Trust Portfolio

........... Portfolio Class IB Shares ($8,746)
---------- S&P 500 ($9,718)

                                    [CHART]

                  -------------------------------------------
                  INVESTMENT     EQ/MFS Investors
                  VALUE DATE         Trust B         S&P 500
                  -------------------------------------------
                    1/1/1999          10,000          10,000
                  -------------------------------------------
                  12/31/1999          10,876          12,104
                  -------------------------------------------
                  12/31/2000          10,793          11,002
                  -------------------------------------------
                  12/31/2001           9,070           9,694
                  -------------------------------------------
                  12/31/2002           7,162           7,552
                  -------------------------------------------
                  12/31/2003           8,746           9,718

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1        Since
                                      Year     Incept.
Portfolio - IA Shares                 22.28%     (1.31)%*
Portfolio - IB Shares                 22.12      (2.65)**
S&P 500 Index                         28.68      (0.57)**

*    Date of inception 3/25/02
**   Date of inception 1/1/99
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 22.28% for the year ended December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Consumer Staples and Health Care sectors added positively to performance relative to the benchmark. In particular, the Portfolio's holdings in Altria (+42.74%) and Genentech, (+182.18%) performed well over the year.

..    Stocks that helped boost relative performance results over the year included Analog Devices (+91.40), Cisco Systems (+85.42%) and Veritas Software (+137.90%). Holding a relative underweight position in Merck was also a positive for performance.

What hurt performance over the year
..    Poor stock selection in Consumer Discretionary, Financials and Information
     Technology sectors hurt performance on relative basis.

..    Stocks that detracted from performance, relative to the benchmark, included
     Intel, Fannie Mae, Wyeth, Schering Plough and Kohls.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Microsoft Corp..................................................Systems Software
Citigroup, Inc............................................Diversified Financials
General Electric Co.....................................Industrial Conglomerates
Exxon Mobil Corp............................................Integrated Oil & Gas
Cisco Systems, Inc..........................................Networking Equipment
Johnson & Johnson................................................Pharmaceuticals
Wells Fargo & Co...........................................................Banks
International Business Machines Corp...........................Computer Hardware
Fannie Mae................................................Diversified Financials
Altria Group, Inc..................................................Food Products
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

EQ/Money Market Portfolio

........... Portfolio Class IA Shares ($15,259)
---------- Portfolio Class IB Shares ($14,877)
__________ 3-Month Treasury Bill ($15,428)

                                    [CHART]

             ------------------------------------------------
             INVESTMENT     EQ/Money      EQ/Money    3 Month
             VALUE DATE     Market A      Market B    T-Bill
             ------------------------------------------------
             12/31/1993       10,000        10,000    10,000
             ------------------------------------------------
             12/31/1994       10,407        10,382    10,418
             ------------------------------------------------
             12/31/1995       11,002        10,949    11,042
             ------------------------------------------------
             12/31/1996       11,592        11,503    11,627
             ------------------------------------------------
             12/31/1997       12,215        12,103    12,248
             ------------------------------------------------
             12/31/1998       12,864        12,718    12,887
             ------------------------------------------------
             12/31/1999       13,507        13,307    13,513
             ------------------------------------------------
             12/31/2000       14,356        14,104    14,349
             ------------------------------------------------
             12/31/2001       14,904        14,616    14,984
             ------------------------------------------------
             12/31/2002       15,134        14,793    15,252
             ------------------------------------------------
             12/31/2003       15,259        14,877    15,428

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                      Year      Years      Years     Incept.
Portfolio - IA Shares                  0.82%      3.47%      4.32%      6.25%*
Portfolio - IB Shares                  0.57       3.19       4.05       5.99**
3-Month Treasury Bill                  1.15       3.66       4.43       6.45*
*    Date of inception 7/13/81
** Investment operations commenced with respect to Class IB shares on October 2, 1996. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 0.82% for the year ended December 31, 2003. The Portfolio's benchmark, the 3-Month Treasury Bill, returned 1.15% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

..    In the second quarter of 2003, the Federal Reserve reduced interest rates by 25 basis points after their May 6th meeting due to worries about deflation. The federal funds rate was lowered from 1.25% to 1.00%. The Federal Reserve left the federal funds rate at 1.00% after their October and December meetings, as the economy continued to show signs of improvement.

..    More recently, the Portfolio's strategy has been to ladder maturities throughout the first half of 2004 to add incremental current yield to the Portfolio and to take advantage of a steepening yield curve. The Portfolio remains predominantly invested in U.S. Government and Agency securities, as well as high quality banks, providing the highest level of safety and liquidity available in the short-term markets.

--------------------------------------------------------------------------------
Asset Mix Distribution (as a percentage of Net Assets)
As of December 31, 2003
--------------------------------------------------------------------------------
Commercial Paper.......................................................    49.3%
Certificates of Deposit................................................    13.3
U.S. Government Agencies...............................................    21.5
Corporate Bonds........................................................    14.9
Cash & Other...........................................................     1.0
                                                                          -----
   Total...............................................................   100.0%
                                                                          =====
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..  Putnam Investment Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/Putnam Growth & Income Value Portfolio

........... Portfolio Class IB Shares ($13,214)
---------- Russell 1000 Value ($17,475)

                                    [CHART]

                 --------------------------------------------
                  INVESTMENT    EQ/Putnam Growth     Russell
                  VALUE DATE       & Income B      1000 Value
                 --------------------------------------------
                    5/1/1997          10,000          10,000
                 --------------------------------------------
                  12/31/1997          11,623          12,685
                 --------------------------------------------
                  12/31/1998          13,105          14,668
                 --------------------------------------------
                  12/31/1999          12,939          15,746
                 --------------------------------------------
                  12/31/2000          13,804          16,850
                 --------------------------------------------
                  12/31/2001          12,876          15,908
                 --------------------------------------------
                  12/31/2002          10,420          13,439
                 --------------------------------------------
                  12/31/2003          13,214          17,475

---------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1          5       Since
                                      Year       Years    Incept.
Portfolio - IA Shares                 27.04%        --%     29.41%*
Portfolio - IB Shares                 26.81       0.17       4.27**
Russell 1000 Value Index              30.03       3.56       8.73**

*    Date of inception 10/2/02
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
---------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 27.04% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Value Index, returned 30.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year

..    Stock selection in the Information Technology and Utilities sectors helped performance, with holdings in Computer Associates (+103.19%) and Edison International (+85.06%).

..    A small underweighting in the Telecommunication Services sector was a positive for the Portfolio.

..    Other positive contributors to performance came from the Portfolio's holdings in Tyco International, which increased (+55.57%) and Capital One Financial, which soared (+106.74%). A relative underweight in IBM, Exxon Mobil and Verizon also benefited performance.

What hurt performance over the year

..    A relative overweight in the Health Care sector detracted from relative performance during the year.

..    Stock selection in the Industrials sector worked against the Portfolio, specifically an underweighting in Cendant and Caterpillar.

..    Other stocks that detracted from performance relative to benchmark included holdings in Pfizer, Freddie Mac and Fannie Mae.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Citigroup, Inc............................................Diversified Financials
Exxon Mobil Corp............................................Integrated Oil & Gas
Pfizer, Inc......................................................Pharmaceuticals
American International Group, Inc......................................Insurance
General Electric Co.....................................Industrial Conglomerates
Hewlett-Packard Co.............................................Computer Hardware
Fannie Mae................................................Diversified Financials
Altria Group, Inc..................................................Food Products
U.S. Bancorp...............................................................Banks
Bank of America Corp.......................................................Banks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..    Putnam Investment Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/97-12/31/03

EQ/Putnam Voyager Portfolio

........... Portfolio Class IB Shares ($12,557)
---------- Russell 1000 Growth ($13,007)

                                    [CHART]

                ------------------------------------------------
                  INVESTMENT         EQ/Putnam     Russell 1000
                  VALUE DATE         Voyager B        Growth
                ------------------------------------------------
                    5/1/1997          10,000          10,000
                ------------------------------------------------
                  12/31/1997          12,470          12,192
                ------------------------------------------------
                  12/31/1998          16,993          16,911
                ------------------------------------------------
                  12/31/1999          22,133          22,518
                ------------------------------------------------
                  12/31/2000          18,194          17,469
                ------------------------------------------------
                  12/31/2001          13,751          13,901
                ------------------------------------------------
                  12/31/2002          10,123          10,025
                ------------------------------------------------
                  12/31/2003          12,557          13,007

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1         5        Since
                                      Year      Years     Incept.
Portfolio - IA Shares                 24.27%        --%     22.33%*
Portfolio - IB Shares                 24.05      (5.87)      3.47**
Russell 1000 Growth Index             29.75      (5.11)      4.02**

*    Date of inception 10/2/02
**   Date of inception 5/1/97
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 24.27% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    An underweight in the Consumer Staples sector added to relative performance during the year.
..    Stock selection in the Materials and Financials sectors also contributed positively to results. Notable performers over the year included Freeport-McMoran, which advanced (+153.84%), and MBNA, which increased by (+33.07%).
..    Stocks that added value relative to benchmark included Intel (+107.59%),
     Royal Caribbean Cruise (+113.36%), AdvancePCS (+97.88%) and LAM Research (+199.07%).

What hurt performance over the year
..    Stock selection in the Consumer Discretionary and Information Technology
     sectors significantly detracted from performance. In particular, an underweighting in Home Depot, Texas Instruments and Applied Materials, were a drag on results.

..    Other detractors from performance, relative to the benchmark, included
     Fannie Mae, Yahoo and General Electric.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Intel Corp........................................................Semiconductors
General Electric Co.....................................Industrial Conglomerates
Microsoft Corp..................................................Systems Software
Pfizer, Inc......................................................Pharmaceuticals
Cisco Systems, Inc..........................................Networking Equipment
Wal-Mart Stores, Inc..................................General Merchandise Stores
Johnson & Johnson................................................Pharmaceuticals
Dell, Inc......................................................Computer Hardware
MBNA Corp.................................................Diversified Financials
Lowe's Cos., Inc.........................................Home Improvement Retail
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISER
..  Alliance Capital Management L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
1/1/98-12/31/03

EQ/SMALL COMPANY INDEX PORTFOLIO

........... Portfolio Class IB Shares ($13,418)
---------- Russell 2000 ($13,752)

                                    [CHART]

                  -------------------------------------------
                  INVESTMENT      EQ/Small Company    Russell
                  VALUE DATE         Index B            2000
                  -------------------------------------------
                    1/1/1998          10,000          10,000
                  -------------------------------------------
                  12/31/1998           9,773           9,745
                  -------------------------------------------
                  12/31/1999          11,795          11,817
                  -------------------------------------------
                  12/31/2000          11,390          11,460
                  -------------------------------------------
                  12/31/2001          11,631          11,745
                  -------------------------------------------
                  12/31/2002           9,194           9,339
                  -------------------------------------------
                  12/31/2003          13,418          13,752

---------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1          5       Since
                                      Year       Years    Incept.
Portfolio - IA Shares                 46.30%        --%      7.57%*
Portfolio - IB Shares                 45.94       6.54       5.02**
Russell 2000 Index                    47.25       7.13       5.46**

*    Date of inception 3/25/02
**   Date of inception 1/1/98
     Returns for periods greater than one year are annualized
---------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 46.30% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 2000 Index, returned 47.25% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The best performing sectors in the Russell 2000 Index and the Portfolio were Health Care, Information Technology and Telecommunication Services.

..    Individual contributors to performance included Sandisk, which advanced
     (+112.86%), Imclone, which soared (+208.45%), and Western Digital, which increased (+98.75%).

What hurt performance over the year
..    The worst performing sectors in the Russell 2000 Index and the Portfolio were Energy, Consumer Staples, and Utilities.

..    Stocks that detracted from performance included HILB Rogal & Hamilton
     (-20.66%), Payless ShoeSource (-21.90%) and Pinnacle Systems (-37.33%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
AMR Corp................................................................Airlines
Louisiana-Pacific Corp...................................Paper & Forest Products
Sybase, Inc.....................................................Systems Software
Gen-Probe, Inc..................................Health Care Equipment & Services
Health Care REIT, Inc................................................Real Estate
AnnTaylor Stores Corp.............................................Apparel Retail
RF Micro Devices, Inc.........................Electronic Equipment & Instruments
Titan Corp...................................................Aerospace & Defense
Andrew Corp...............................Diversified Telecommunication Services
Allegheny Energy, Inc.........................................Electric Utilities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ/TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS*

..  Firsthand Capital Management, Inc.
.. RCM Capital Management LLC (formerly Dresdner RCM Global Investors LLC) .. Wellington Management Company, LLP

*On December 12, 2003, Alliance Capital Management L.P. was replaced as the adviser and EQ/Alliance Technology was renamed EQ/Technology.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
5/1/00-12/31/03

EQ/Technology Portfolio

........... Portfolio Class IA Shares ($4,332)
---------- Portfolio Class IB Shares ($4,292)
__________ Russell 1000 Technology ($3,898)
========== Russell 1000 ($8,144)

-------------------------------------------------------------------------------
   INVESTMENT                                        Russell 1000
   VALUE DATE     EQ/Technology A   EQ/Technology B   Technology  Russell 1000
-------------------------------------------------------------------------------
      5/1/2000          10,000           10,000         10,000       10,000
-------------------------------------------------------------------------------
     6/30/2000           9,200            9,200         10,033        9,990
-------------------------------------------------------------------------------
    12/31/2000           6,680            6,670          6,054        9,140
-------------------------------------------------------------------------------
     6/30/2001           5,781            5,771          4,804        8,496
-------------------------------------------------------------------------------
    12/31/2001           5,061            5,041          4,258        8,002
-------------------------------------------------------------------------------
     6/30/2002           3,590            3,570          2,901        6,977
-------------------------------------------------------------------------------
    12/31/2002           3,010            2,990          2,618        6,270
-------------------------------------------------------------------------------
     6/30/2003           3,530            3,500          3,073        7,043
-------------------------------------------------------------------------------
    12/31/2003           4,332            4,292          3,898        8,144

---------------------------------------------------------------------
Annualized Total Returns as of 12/31/03

                                       1        Since
                                      Year     Incept.*
Portfolio - IA Shares                 43.85%    (20.40)%
Portfolio - IB Shares                 43.48     (20.60)
Russell 1000 Technology Index+        48.88     (22.66)
Russell 1000 Index                    29.89      (5.44)

*    Date of inception 5/1/00

     Returns for periods greater than one year are annualized
---------------------------------------------------------------------

Past performance is not indicative of future results.

+ The Investment Manager believes the Russell 1000 Technology Index more closely reflects the market sectors in which the Portfolio invests.

PERFORMANCE SUMMARY
The Portfolio's Class IA shares returned 43.85% for the year ended December 31, 2003. The Portfolio's benchmark, the Russell 1000 Technology Index, returned 48.88% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Stock selection in the Software industry added value over the year. In particular, an underweighting (versus the benchmark) in Microsoft was a plus for performance.

..    Stock selection in the Commercial Service & Supply and Internet & Catalog
     Retail industries positively impacted results over the year.

..    A significant underweighting in the Computer & Peripherals and software industries, as well as an overweighting in the Media and Electronic Equipment & Instrument industries, also boosted returns.

..    Top contributors to performance relative to the benchmark included IBM,
     Sanmina SCI, eBay and Juniper Networks.

What hurt performance over the year

..    Stock selection in the Semiconductor & Semi-equipment, IT Services, Media and Communication Equipment industries significantly hurt results during the year.

..    A relative underweight in the Communication Equipment and a relative overweight in Commercial Service & Supply, further detracted from performance.

..    The Portfolio's underweight positions in Intel, Cisco Systems, Texas
     Instruments and EMC detracted from relative performance results.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Cisco Systems, Inc..........................................Networking Equipment
Microsoft Corp..................................................Systems Software
Yahoo!, Inc.........................................Internet Software & Services
SAP AG (ADR)................................................Application Software
Red Hat, Inc................................................Application Software
Xilinx, Inc.......................................................Semiconductors
Altera Corp.......................................................Semiconductors
eBay, Inc........................................................Internet Retail
Hewlett-Packard Co.............................................Computer Hardware
Texas Instruments, Inc............................................Semiconductors
--------------------------------------------------------------------------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number             Value
                                                of Shares          (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (1.0%)
American Axle & Manufacturing
   Holdings, Inc.*........................            90,075   $     3,640,832
Autoliv, Inc..............................           591,525        22,270,916
Cooper Tire & Rubber Co...................           271,800         5,811,084
Dana Corp.................................           581,800        10,676,030
Lear Corp.................................           414,625        25,428,951
Magna International, Inc., Class A........           272,400        21,805,620
                                                               ---------------
                                                                    89,633,433
                                                               ---------------
Automobiles (0.5%)
General Motors Corp.......................           641,300        34,245,420
PACCAR, Inc...............................            87,200         7,422,464
                                                               ---------------
                                                                    41,667,884
                                                               ---------------
Casinos & Gaming (0.4%)
Wynn Resorts Ltd.*/\......................         1,395,640        39,091,876
                                                               ---------------
Department Stores (0.6%)
Federated Department Stores, Inc..........           601,200        28,334,556
May Department Stores Co..................           928,000        26,976,960
                                                               ---------------
                                                                    55,311,516
                                                               ---------------
General Merchandise Stores (1.1%)
Wal-Mart Stores, Inc......................         1,937,500       102,784,375
                                                               ---------------
Home Improvement Retail (0.6%)
Home Depot, Inc...........................         1,074,300        38,126,907
Lowe's Cos., Inc..........................           366,200        20,283,818
                                                               ---------------
                                                                    58,410,725
                                                               ---------------
Household Durables (1.6%)
D.R. Horton, Inc..........................         1,401,970        60,649,222
Lennar Corp., Class A.....................           358,200        34,387,200
Pulte Homes, Inc..........................           366,300        34,293,006
Whirlpool Corp............................           317,130        23,039,495
                                                               ---------------
                                                                   152,368,923
                                                               ---------------
Internet Retail (1.5%)
Amazon.com, Inc.*.........................           826,730        43,519,067
eBay, Inc.*...............................         1,560,926       100,820,210
                                                               ---------------
                                                                   144,339,277
                                                               ---------------
Media (2.4%)
Comcast Corp., Class A*/\.................         2,547,180        83,725,807
Time Warner, Inc.*........................         3,911,100        70,360,689
Viacom, Inc., Class B.....................           980,400        43,510,152
Walt Disney Co............................         1,243,300        29,006,189
                                                               ---------------
                                                                   226,602,837
                                                               ---------------
Restaurants (0.5%)
McDonald's Corp...........................           532,900        13,231,907
Starbucks Corp.*..........................           963,030        31,837,772
                                                               ---------------
                                                                    45,069,679
                                                               ---------------
Specialty Stores (0.7%)
Office Depot, Inc.*.......................           853,600        14,263,656
Tiffany & Co..............................         1,102,890        49,850,628
                                                               ---------------
                                                                    64,114,284
                                                               ---------------
Textiles & Apparel (0.2%)
Reebok International Ltd..................            82,600         3,247,832
V.F. Corp.................................           361,900        15,648,556
                                                               ---------------
                                                                    18,896,388
                                                               ---------------
   Total Consumer Discretionary...........                       1,038,291,197
                                                               ---------------
Consumer Staples (5.1%)
Beverages (1.0%)
Coca-Cola Co..............................         1,148,800        58,301,600
PepsiCo, Inc..............................           806,600        37,603,692
                                                               ---------------
                                                                    95,905,292
                                                               ---------------
Food Distributors (0.1%)
SUPERVALU, Inc............................           200,000   $     5,718,000
                                                               ---------------
Food Products (1.6%)
Altria Group, Inc.........................         2,301,400       125,242,188
UST, Inc..................................           739,000        26,374,910
                                                               ---------------
                                                                   151,617,098
                                                               ---------------
Food Retail (0.6%)
Kroger Co.*...............................           396,500         7,339,215
Safeway, Inc.*............................           731,700        16,031,547
Whole Foods Market, Inc.*.................           476,510        31,988,116
                                                               ---------------
                                                                    55,358,878
                                                               ---------------
Household Products (1.3%)
Colgate-Palmolive Co......................           984,150        49,256,707
Procter & Gamble Co.......................           738,900        73,801,332
                                                               ---------------
                                                                   123,058,039
                                                               ---------------
Personal Products (0.5%)
Avon Products, Inc........................           600,650        40,537,869
                                                               ---------------
   Total Consumer Staples.................                         472,195,176
                                                               ---------------
Energy (9.5%)
Integrated Oil & Gas (5.4%)
ChevronTexaco Corp........................         1,191,800       102,959,602
ConocoPhillips............................           861,199        56,468,818
Exxon Mobil Corp..........................         6,908,500       283,248,500
Marathon Oil Co...........................           939,900        31,101,291
Occidental Petroleum Corp.................           843,300        35,620,992
                                                               ---------------
                                                                   509,399,203
                                                               ---------------
Oil & Gas Equipment & Services (2.0%)
BJ Services Co.*..........................         2,355,770        84,572,143
Schlumberger Ltd..........................         1,829,330       100,100,938
                                                               ---------------
                                                                   184,673,081
                                                               ---------------
Oil & Gas Exploration & Production (1.2%)
Apache Corp...............................           804,880        65,275,768
Devon Energy Corp.........................           801,360        45,885,874
                                                               ---------------
                                                                   111,161,642
                                                               ---------------
Oil & Gas Refining & Marketing (0.9%)
Valero Energy Corp........................         1,773,965        82,205,538
                                                               ---------------
   Total Energy...........................                         887,439,464
                                                               ---------------
Financials (20.9%)
Banks (7.4%)
AmSouth Bancorp...........................           345,800         8,472,100
Astoria Financial Corp....................           617,000        22,952,400
Bank of America Corp......................         1,906,100       153,307,623
Bank One Corp.............................         1,405,700        64,085,863
FleetBoston Financial Corp................         1,082,750        47,262,038
Golden West Financial Corp................           334,800        34,548,012
KeyCorp...................................         1,112,900        32,630,228
National City Corp........................           990,600        33,620,964
SunTrust Banks, Inc.......................           118,400         8,465,600
U.S. Bancorp..............................         2,320,425        69,102,256
Wachovia Corp.............................         1,900,400        88,539,636
Washington Mutual, Inc....................         1,025,600        41,147,072
Wells Fargo & Co..........................         1,530,800        90,148,812
                                                               ---------------
                                                                   694,282,604
                                                               ---------------
Diversified Financials (8.6%)
American Express Co.......................           610,100        29,425,123
Ameritrade Holding Corp.*.................         3,810,700        53,616,549
Citigroup, Inc............................         5,730,400       278,153,616
Countrywide Financial Corp................           121,600         9,223,360
Fannie Mae................................           905,100        67,936,806
Freddie Mac...............................            59,800         3,487,536
Goldman Sachs Group, Inc..................           462,100        45,623,133
J.P. Morgan Chase & Co....................         2,230,200        81,915,246
Legg Mason, Inc...........................           439,980        33,957,657
Lehman Brothers Holdings, Inc.............           475,700        36,733,554

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
DECEMBER 31, 2003

------------------------------------------------------------------------------
                                                 Number             Value
                                                of Shares          (Note 1)
------------------------------------------------------------------------------

Merrill Lynch & Co., Inc..................         1,005,300   $    58,960,845
Morgan Stanley............................         1,295,000        74,941,650
SLM Corp..................................           864,690        32,581,519
                                                               ---------------
                                                                   806,556,594
                                                               ---------------
Insurance (4.9%)
Ace Ltd...................................           268,900        11,137,838
Allstate Corp.............................           668,400        28,754,568
American International Group, Inc.........         2,878,896       190,813,227
Chubb Corp................................           400,600        27,280,860
Hartford Financial Services Group, Inc....           559,600        33,033,188
Jefferson-Pilot Corp......................           500,200        25,335,130
John Hancock Financial Services, Inc......           794,600        29,797,500
MBIA, Inc.................................           153,100         9,068,113
Metlife, Inc..............................           903,400        30,417,478
PartnerReinsurance Ltd....................           158,100         9,177,705
Renaissance Reinsurance Holdings Ltd......           189,400         9,290,070
St. Paul Cos., Inc........................           693,200        27,485,380
Travelers Property Casualty
   Corp., Class A.........................         1,143,950        19,195,481
Travelers Property Casualty
   Corp., Class B.........................           308,904         5,242,101
                                                               ---------------
                                                                   456,028,639
                                                               ---------------
   Total Financials.......................                       1,956,867,837
                                                               ---------------
Health Care (11.5%)
Biotechnology (3.2%)
Affymetrix, Inc.*/\++.....................         3,466,100        85,300,721
Amgen, Inc.*..............................           603,300        37,283,940
Biogen Idec, Inc.*/\......................         1,670,210        61,430,324
Genentech, Inc.*..........................           560,190        52,416,978
Millennium Pharmaceuticals, Inc.*.........         3,428,931        64,018,142
                                                               ---------------
                                                                   300,450,105
                                                               ---------------
Health Care Equipment & Services(3.1%)
Aetna, Inc................................           473,500        31,999,130
Applied Biosystems Group..................         4,989,400       103,330,474
Guidant Corp..............................           351,700        21,172,340
Humana, Inc.*.............................         1,159,200        26,487,720
Medtronic, Inc............................         1,525,800        74,169,138
Zimmer Holdings, Inc.*....................           503,400        35,439,360
                                                               ---------------
                                                                   292,598,162
                                                               ---------------
Pharmaceuticals (5.2%)
Abbott Laboratories.......................           730,400        34,036,640
Bristol-Myers Squibb Co...................           924,800        26,449,280
Eli Lilly & Co............................           524,700        36,902,151
Forest Laboratories, Inc.*................           534,960        33,060,528
GlaxoSmithKline plc (ADR)/\...............           454,500        21,188,790
Johnson & Johnson.........................         1,387,300        71,667,918
Merck & Co., Inc..........................         2,193,000       101,316,600
Pfizer, Inc...............................         3,639,400       128,580,002
Wyeth.....................................           794,000        33,705,300
                                                               ---------------
                                                                   486,907,209
                                                               ---------------
   Total Health Care......................                       1,079,955,476
                                                               ---------------
Industrials (9.4%)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.*................         1,374,380        79,384,189
Boeing Co.................................         2,441,360       102,878,910
Goodrich Corp.............................           884,100        26,248,929
Lockheed Martin Corp......................         1,843,420        94,751,788
Martin Marietta Materials, Inc............           397,600        18,675,272
                                                               ---------------
                                                                   321,939,088
                                                               ---------------
Air Freight & Couriers (0.4%)
United Parcel Service, Inc., Class B......           526,000   $    39,213,300
                                                               ---------------
Airlines (0.4%)
Southwest Airlines Co.....................         2,241,690        36,180,877
                                                               ---------------
Commercial Services & Supplies (0.3%)
Cendant Corp.*............................           647,000        14,408,690
R.R. Donnelley & Sons Co..................           538,500        16,235,775
                                                               ---------------
                                                                    30,644,465
                                                               ---------------
Construction & Engineering (0.5%)
Crane Co..................................            50,000         1,537,000
Fluor Corp................................         1,241,460        49,211,474
                                                               ---------------
                                                                    50,748,474
                                                               ---------------
Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A...........           348,000        20,159,640
Hubbell, Inc., Class B....................           411,900        18,164,790
Rockwell Automation, Inc..................           140,000         4,984,000
                                                               ---------------
                                                                    43,308,430
                                                               ---------------
Industrial Conglomerates (2.5%)
3M Co.....................................           365,900        31,112,477
General Electric Co.......................         4,421,900       136,990,462
Textron, Inc..............................           497,300        28,375,938
Tyco International Ltd....................         1,496,700        39,662,550
                                                               ---------------
                                                                   236,141,427
                                                               ---------------
Machinery (0.7%)
Caterpillar, Inc..........................           277,700        23,054,654
Eaton Corp................................           298,900        32,275,222
Parker-Hannifin Corp......................           149,600         8,901,200
                                                               ---------------
                                                                    64,231,076
                                                               ---------------
Railroads (0.6%)
Burlington Northern
Santa Fe Corp.............................           520,200        16,828,470
CSX Corp..................................           263,400         9,466,596
Norfolk Southern Corp.....................         1,058,100        25,024,065
                                                               ---------------
                                                                    51,319,131
                                                               ---------------
Trucking (0.1%)
BorgWarner, Inc...........................            64,100         5,452,987
                                                               ---------------
   Total Industrials......................                         879,179,255
                                                               ---------------
Information Technology (20.7%)
Application Software (3.3%)
BEA Systems, Inc.*........................         5,005,630        61,569,249
Electronic Arts, Inc.*....................           996,890        47,631,404
Intuit, Inc.*.............................         1,314,800        69,566,068
PeopleSoft, Inc.*.........................         5,775,320       131,677,296
                                                               ---------------
                                                                   310,444,017
                                                               ---------------
Computer Hardware (2.6%)
Dell, Inc.*...............................         1,200,600        40,772,376
Hewlett-Packard Co........................         4,216,475        96,852,431
International Business Machines Corp......         1,160,500       107,555,140
                                                               ---------------
                                                                   245,179,947
                                                               ---------------
Computer Storage & Peripherals (0.9%)
Network Appliance, Inc.*..................         3,764,880        77,292,986
Quantum Corp.*............................           949,400         2,962,128
                                                               ---------------
                                                                    80,255,114
                                                               ---------------
Electronic Equipment & Instruments (0.7%)
Flextronics International Ltd.*...........         1,282,575        19,033,413
Ingram Micro, Inc., Class A*..............         1,164,675        18,518,333
Sanmina-SCI Corp.*........................           823,600        10,385,596
Solectron Corp.*/\........................         3,426,500        20,250,615
                                                               ---------------
                                                                    68,187,957
                                                               ---------------
Internet Software & Services (0.8%)
Yahoo!, Inc.*.............................         1,674,225        75,624,743
                                                               ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Networking Equipment (2.0%)
Cisco Systems, Inc.*......................         3,280,600   $    79,685,774
Juniper Networks, Inc.*/\.................         5,856,190       109,393,629
                                                               ---------------
                                                                   189,079,403
                                                               ---------------
Semiconductor Equipment (1.9%)
KLA-Tencor Corp.*.........................           948,730        55,661,989
Marvell Technology Group Ltd.*............           984,620        37,346,637
NVIDIA Corp.*/\...........................         3,383,430        78,664,747
                                                               ---------------
                                                                   171,673,373
                                                               ---------------
Semiconductors (3.9%)
Broadcom Corp., Class A*..................         1,507,840        51,402,266
Intel Corp................................         3,042,900        97,981,380
Micron Technology, Inc.*..................         9,532,430       128,401,832
Silicon Laboratories, Inc.*/\++...........         1,523,310        65,837,458
Texas Instruments, Inc....................           809,200        23,774,296
                                                               ---------------
                                                                   367,397,232
                                                               ---------------
Systems Software (1.9%)
Microsoft Corp............................         5,054,600       139,203,684
Oracle Corp.*.............................         2,446,300        32,291,160
                                                               ---------------
                                                                   171,494,844
                                                               ---------------
Telecommunications Equipment (2.7%)
Corning, Inc.*............................         8,822,950        92,023,369
JDS Uniphase Corp.*.......................        10,130,580        36,976,617
Lucent Technologies, Inc.*/\..............         3,387,200         9,619,648
Nortel Networks Corp.*....................         6,790,600        28,724,238
QUALCOMM, Inc.............................         1,507,444        81,296,455
Tellabs, Inc.*............................           643,500         5,424,705
                                                               ---------------
                                                                   254,065,032
                                                               ---------------
   Total Information Technology                                  1,933,401,662
                                                               ---------------
Materials (2.0%)
Chemicals (0.9%)
Ashland, Inc..............................           530,000        23,351,800
Dow Chemical Co...........................           241,100        10,022,527
DuPont (E.I.) de Nemours & Co.............           178,200         8,177,598
Monsanto Co...............................         1,074,200        30,915,476
PPG Industries, Inc.......................           106,700         6,830,934
                                                               ---------------
                                                                    79,298,335
                                                               ---------------
Containers & Packaging (0.5%)
Smurfit-Stone Container Corp.*............         2,681,290        49,791,555
                                                               ---------------
Metals & Mining (0.3%)
Alcan, Inc./\.............................           494,200        23,202,690
Alcoa, Inc................................            93,800         3,564,400
                                                               ---------------
                                                                    26,767,090
                                                               ---------------
Paper & Forest Products (0.3%)
Georgia-Pacific Corp......................           978,600        30,013,662
                                                               ---------------
   Total Materials                                                 185,870,642
                                                               ---------------
Telecommunication Services (5.2%)
Diversified Telecommunication
Services (2.8%)
BellSouth Corp............................         1,483,200        41,974,560
Qwest Communications International, Inc.*.         4,332,900        18,718,128
SBC Communications, Inc...................         3,047,225        79,441,156
Sprint Corp. (FON Group)/\................         1,927,500        31,649,550
Verizon Communications, Inc...............         2,595,700        91,057,156
                                                               ---------------
                                                                   262,840,550
                                                               ---------------
Wireless Telecommunication Services (2.4%)
Sprint Corp. (PCS Group)*.................        29,640,110       166,577,418
Vodafone Group plc (ADR)/\................         2,305,860   $    57,738,734
                                                               ---------------
                                                                   224,316,152
                                                               ---------------
   Total Telecommunication Services.......                         487,156,702
                                                               ---------------
Utilities (2.7%)
Electric Utilities (2.1%)
American Electric Power, Inc..............           991,300        30,244,563
Constellation Energy Group, Inc...........           709,700        27,791,852
Edison International*.....................         1,262,800        27,693,204
Entergy Corp..............................           575,900        32,901,167
FirstEnergy Corp..........................           654,100        23,024,320
Northeast Utilities.......................         1,001,300        20,196,221
PG&E Corp.*...............................           337,100         9,361,267
PPL Corp..................................           606,100        26,516,875
                                                               ---------------
                                                                   197,729,469
                                                               ---------------
Gas Utilities (0.3%)
Sempra Energy.............................           955,500        28,722,330
                                                               ---------------
Multi - Utilities (0.3%)
Alliant Energy Corp.......................           805,900        20,066,910
Williams Cos., Inc........................           441,200         4,332,584
Xcel Energy, Inc..........................           331,400         5,627,172
                                                               ---------------
                                                                    30,026,666
                                                               ---------------
   Total Utilities........................                         256,478,465
                                                               ---------------
Total Common Stocks (98.1%)
   (Cost $7,830,201,951)..................                       9,176,835,876
                                                               ---------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
United Pan-Europe Communications*+(f)
   (Cost $132,837,380)....................         1,351,000         2,269,680
                                                               ---------------

                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (3.6%) Allstate Life Insurance,
   1.209%, 3/31/04 (l)....................   $    33,936,075        33,936,075
Deutsche Bank N.Y.,
   1.116%, 2/22/05 (l)....................         7,004,757         7,004,757
Dorado Finance, Inc.,
   1.095%, 2/6/04 (l).....................        24,999,052        24,999,052
GE Life & Annuity,
   1.25%, 3/31/04 (l).....................        20,000,000        20,000,000
General Electric Capital Corp.,
   1.18%, 3/25/04 (l).....................        25,000,000        25,000,000
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................        15,000,000        15,000,000
   1.18%, 12/8/04 (l).....................        28,000,000        28,000,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         4,992,431         4,992,431
HSBC plc London,
   1.08%, 3/10/04.........................        15,000,378        15,000,378
Merrill Lynch Mortgage Capital,
   1.10%, 1/12/04 (l).....................        30,000,000        30,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         6,495,952         6,495,952
Morgan Stanley, Discover,
   1.42%, 1/24/05 (l).....................        25,000,000        25,000,000
   1.283%, 1/31/05 (l)....................        10,000,000        10,000,000
New York Life Insurance,
   1.28%, 3/31/04 (l).....................        35,000,000        35,000,000

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
Security Life of Denver Insurance Co.,
   1.27%, 2/23/04.........................   $     5,000,000   $     5,000,000
UBS Securities LLC,
   1.07%, 1/2/04..........................        20,000,000        20,000,000
United of Omaha Life Insurance Co.,
   1.419%, 5/21/04 (l)....................        25,000,000        25,000,000
                                                               ---------------
                                                                   330,428,645
                                                               ---------------
Time Deposit (2.1%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................       199,362,003       199,362,003
                                                               ---------------
Total Short-Term Debt Securities (5.7%)
   (Amortized Cost $529,790,648)..........                     $   529,790,648
                                                               ---------------
Total Investments (103.8%)
   (Cost/Amortized Cost $8,492,829,979)...                       9,708,896,204
Other Assets Less Liabilities
   (-3.8%)................................                        (352,589,297)
                                                               ---------------
Net Assets (100%).........................                     $ 9,356,306,907
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan.

+ Securities (totaling $2,269,680 or 0.02% of net assets) valued at fair value.

++   Affiliated company as defined under the Investment Company Act of 1940.

(f) At December 31, 2003, the Portfolio held a restricted security amounting to 0.02% of net assets. The portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security

                                    Date of       Unit      Valuation as of
Description                       Acquisition     Cost     December 31, 2003
-------------------------------   -----------   --------   -----------------
United Pan Europe Communication
N.V. (Conv. Pref.)                 11/29/00     $  98.33   $            1.68
(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------

Investments in companies which were affiliates for the year ended December 31, 2003, were as follows:

                          Market Value       Purchases         Sales         Market Value      Dividend     Realized
Securities             December 31, 2002      at Cost         at Cost      December 31, 2003    Income     Gain (Loss)
--------------------   -----------------   -------------   -------------   -----------------   --------   -------------
Affymetrix, Inc.....   $      60,788,515   $  75,918,826   $  48,898,393   $      85,300,721         --   $  15,955,973

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $ 6,948,790,042
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............     7,295,354,418

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $ 1,408,684,356
Aggregate gross unrealized depreciation.....................      (297,502,259)
                                                               ---------------
Net unrealized appreciation.................................   $ 1,111,182,097
                                                               ===============
Federal income tax cost of investments......................   $ 8,597,714,107
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $324,340,563. This was secured by collateral of $330,428,645 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $3,428,519 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,544,619,583 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $479,606,143 during 2003.

                       See Notes to Financial Statements.
                                       37

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.2%)
Apparel Retail (0.4%)
Ross Stores, Inc..........................           340,800   $     9,007,344
                                                               ---------------
Auto Components (1.0%)
Johnson Controls, Inc.....................           222,700        25,859,924
                                                               ---------------
Automobiles (1.1%)
Harley-Davidson, Inc......................           572,500        27,210,925
                                                               ---------------
Home Improvement Retail (2.3%)
Home Depot, Inc...........................         1,213,000        43,049,370
Lowe's Cos., Inc..........................           287,800        15,941,242
                                                               ---------------
                                                                    58,990,612
                                                               ---------------
Hotels (1.8%)
Carnival Corp.............................           946,600        37,608,418
Royal Caribbean Cruises Ltd./\............           241,100         8,387,869
                                                               ---------------
                                                                    45,996,287
                                                               ---------------
Media (9.2%)
Clear Channel Communications, Inc.........           715,600        33,511,548
Comcast Corp., Special Class A*...........         2,505,600        78,375,168
Time Warner, Inc.*........................         1,941,800        34,932,982
Viacom, Inc., Class B.....................         1,864,900        82,764,262
                                                               ---------------
                                                                   229,583,960
                                                               ---------------
Textiles & Apparel (0.4%)
Mohawk Industries, Inc.*..................           127,700         9,007,958
                                                               ---------------
   Total Consumer Discretionary...........                         405,657,010
                                                               ---------------
Consumer Staples (12.8%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc..................           998,300        52,590,444
                                                               ---------------
Food Products (5.4%)
Altria Group, Inc.........................         2,093,300       113,917,386
Loews Corp.- Carolina Group/\.............           827,800        20,893,672
                                                               ---------------
                                                                   134,811,058
                                                               ---------------
Household Products (3.4%)
Colgate-Palmolive Co......................           645,500        32,307,275
Procter & Gamble Co.......................           541,000        54,035,080
                                                               ---------------
                                                                    86,342,355
                                                               ---------------
Personal Products (1.9%)
Avon Products, Inc........................           697,250        47,057,402
                                                               ---------------
   Total Consumer Staples.................                         320,801,259
                                                               ---------------
Energy (13.3%)
Integrated Oil & Gas (9.8%)
BP plc (ADR)/\............................         1,111,500        54,852,525
ChevronTexaco Corp........................           517,000        44,663,630
ConocoPhillips............................         1,363,500        89,404,695
Exxon Mobil Corp..........................           988,600        40,532,600
Occidental Petroleum Corp.................           374,700        15,827,328
                                                               ---------------
                                                                   245,280,778
                                                               ---------------
Oil & Gas Equipment & Services (0.3%)
Baker Hughes, Inc.........................           246,800         7,937,088
                                                               ---------------
Oil & Gas Exploration & Production (3.2%)
Apache Corp...............................           162,000        13,138,200
Devon Energy Corp.........................           138,000         7,901,880
Kerr-McGee Corp...........................           392,800        18,261,272
Noble Energy, Inc.........................           928,200        41,239,926
                                                               ---------------
                                                                    80,541,278
                                                               ---------------
   Total Energy...........................                         333,759,144
                                                               ---------------
Financials (28.6%)
Banks (4.6%)
Bank of America Corp......................           757,400        60,917,682
Bank One Corp.............................           981,800        44,760,262
FleetBoston Financial Corp................           230,000   $    10,039,500
                                                               ---------------
                                                                   115,717,444
                                                               ---------------
Diversified Financials (16.4%)
Citigroup, Inc............................         2,224,998       108,001,403
Fannie Mae................................         1,189,300        89,268,858
Franklin Resources, Inc...................           251,900        13,113,914
J.P. Morgan Chase & Co....................         2,327,100        85,474,383
MBNA Corp.................................         1,149,200        28,557,620
Merrill Lynch & Co., Inc..................           807,200        47,342,280
Morgan Stanley............................           684,300        39,600,441
                                                               ---------------
                                                                   411,358,899
                                                               ---------------
Insurance (7.6%)
Ace Ltd...................................         1,100,000        45,562,000
Allstate Corp.............................           190,000         8,173,800
American International Group, Inc.........         1,551,000       102,800,280
Axis Capital Holdings Ltd.................            98,200         2,875,296
Metlife, Inc..............................           576,200        19,400,654
PMI Group, Inc............................           305,300        11,366,319
Travelers Property Casualty
   Corp., Class A.........................                 1                17
Travelers Property Casualty
   Corp., Class B.........................                 2                34
                                                               ---------------
                                                                   190,178,400
                                                               ---------------
   Total Financials.......................                         717,254,743
                                                               ---------------
Health Care (12.2%)
Health Care Equipment & Services (6.5%)
Alcon, Inc................................           166,000        10,049,640
Anthem, Inc.*/\...........................           248,900        18,667,500
HCA, Inc./\...............................           719,400        30,905,424
Health Management Associates,
   Inc., Class A..........................           888,200        21,316,800
Tenet Healthcare Corp.*...................           588,300         9,442,215
WellPoint Health Networks, Inc.*..........           749,600        72,703,704
                                                               ---------------
                                                                   163,085,283
                                                               ---------------
Pharmaceuticals (5.7%)
Johnson & Johnson.........................           265,900        13,736,394
Pfizer, Inc...............................         2,589,900        91,501,167
Wyeth.....................................           909,800        38,621,010
                                                               ---------------
                                                                   143,858,571
                                                               ---------------
   Total Health Care......................                         306,943,854
                                                               ---------------
Industrials (4.5%)
Aerospace & Defense (0.4%)
United Technologies Corp..................           110,600        10,481,562
                                                               ---------------
Building Products (0.9%)
American Standard Cos., Inc.*.............           225,000        22,657,500
                                                               ---------------
Industrial Conglomerates (0.3%)
Tyco International Ltd....................           260,164         6,894,346
                                                               ---------------
Railroads (2.9%)
Burlington Northern Santa Fe Corp.........           710,100        22,971,735
Union Pacific Corp........................           697,000        48,427,560
                                                               ---------------
                                                                    71,399,295
                                                               ---------------
   Total Industrials......................                         111,432,703
                                                               ---------------
Information Technology (3.8%)
Computer Hardware (0.4%)
Hewlett-Packard Co........................           431,500         9,911,555
                                                               ---------------
Electronic Equipment & Instruments (0.0%)
Agere Systems, Inc., Class A*.............                 1                 3
                                                               ---------------
IT Consulting & Services (0.9%)
Affiliated Computer Services,
   Inc., Class A*.........................           184,300        10,036,978

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
First Data Corp...........................           307,700   $    12,643,393
                                                               ---------------
                                                                    22,680,371
                                                               ---------------
Systems Software (2.5%)
Microsoft Corp............................         2,258,700        62,204,598
                                                               ---------------
   Total Information Technology...........                          94,796,527
                                                               ---------------
Materials (0.6%)
Metals & Mining (0.6%)
Alcoa, Inc................................           415,900        15,804,200
                                                               ---------------
Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
Alltel Corp...............................           234,600        10,927,668
BellSouth Corp............................           442,500        12,522,750
SBC Communications, Inc...................           495,500        12,917,685
Sprint Corp. (FON Group)..................         2,234,000        36,682,280
Verizon Communications, Inc...............           678,700        23,808,796
                                                               ---------------
                                                                    96,859,179
                                                               ---------------
Wireless Telecommunication Services (0.0%)
AT&T Wireless Services, Inc.*.............                 1                 8
                                                               ---------------
   Total Telecommunication Services.......                          96,859,187
                                                               ---------------
Utilities (1.6%)
Electric Utilities (1.6%)
Entergy Corp..............................           521,100        29,770,443
FPL Group, Inc............................           108,700         7,111,154
PPL Corp..................................            76,100         3,329,375
                                                               ---------------
   Total Utilities........................                          40,210,972
                                                               ---------------
Total Common Stocks (97.5%)
   (Cost $2,125,721,395)..................                       2,443,519,599
                                                               ---------------

                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................   $     5,000,000         5,000,000
   1.18%, 12/8/04 (l).....................         4,000,000         4,000,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         4,992,431         4,992,431
Morgan Stanley,
   1.02%, 1/2/04..........................         1,604,718         1,604,718
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................         8,000,000         8,000,000

------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
UBS Securities LLC,
   1.07%, 1/2/04..........................   $    35,000,000   $    35,000,000
Wachovia Bank N.A.,
   1.064%, 11/15/04 (l)...................         9,007,991         9,007,991
                                                               ---------------
                                                                    67,605,140
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           153,015           153,015
                                                               ---------------
U.S. Government Agency (2.6%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        66,300,000        66,297,237
                                                               ---------------
Total Short-Term Debt Securities (5.3%)
   (Amortized Cost $134,055,392)..........                         134,055,392
                                                               ---------------
Total Investments (102.8%)
   (Cost/Amortized Cost $2,259,776,787)                          2,577,574,991
Other Assets Less Liabilities
   (-2.8%)................................                         (70,574,969)
                                                               ---------------
Net Assets (100%).........................                     $ 2,507,000,022
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Options written for the year ended December 31, 2003, were as follows:

                                                  Total             Total
                                                Number of         Premiums
                                                Contracts         Received
                                             ---------------   ---------------
Options outstanding--January 1, 2003......                --   $            --
Options written...........................            19,000         2,135,563
Options terminated in closing purchase
 transactions.............................                --                --
Options expired...........................                --                --
Options exercised.........................           (19,000)       (2,135,563)
                                             ---------------   ---------------
Options outstanding--December 31, 2003....                --   $            --
                                             ===============   ===============

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $ 1,140,572,176
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............       965,762,849

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $   335,417,731
Aggregate gross unrealized depreciation.....................       (26,120,497)
                                                               ---------------
Net unrealized appreciation.................................   $   309,297,234
                                                               ===============
Federal income tax cost of investments......................   $ 2,268,277,757
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $67,068,434. This was secured by collateral of $67,605,140 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $103,095 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $272,183,567 of which $171,727,356 expires in the year 2010 and $100,456,211 expires in the year 2011.

                       See Notes to Financial Statements.
                                       40

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Principal/           Value
                                             Notional Amount       (Note 1)
------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Financials (98.2%)
Asset Backed (0.5%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-11 AF2
   3.03%, 1/25/34.........................   $     5,260,000   $     5,292,034
                                                               ---------------
Collateralized Mortgage Obligations (10.2%)
Asset Securitization Corp.,
   Series 97-MD7 A1B
   7.41%, 1/13/30.........................         3,750,000         4,095,860
Bank of America Alternative
   Loan Trust,
   Series 03-7 1A1
   5.50%, 9/25/33.........................        16,682,826        17,128,791
Countrywide Alternative Loan Trust,
   Series 02-4 2A1
   7.00%, 5/25/32.........................         1,132,475         1,149,886
   Series 03-21T1 A1
   5.00%, 12/25/33........................         5,460,726         5,470,992
Countrywide Home Loans, Inc.,
   Series 01-HYB2 3A1
   5.70%, 9/19/31 (l).....................         3,115,394         3,141,638
Credit Suisse First Boston
   Mortgage Securities Corp.,
   Series 01-CP4 ACP
   1.09%, 12/15/35 IOSection(l)...........       128,000,000         4,820,480
GE Capital Commercial
   Mortgage Corp.,
   Series 02-2A X1
   0.30%, 8/11/36 IOSection(l)............        74,078,274         3,076,360
Morgan Stanley Capital I,
   Series 03-1Q4 X1
   0.20%, 5/15/40 IOSection(l)............       143,065,788         4,982,981
Nomura Asset Securities Corp.,
   Series 98-D6 PS1
   1.34%, 3/15/30 IO (l)..................        64,886,011         4,464,157
RESI Finance LP,
   Series 03-C B3
   2.57%, 9/10/35Section(l)...............         7,974,048         7,995,977
Structured Asset Securities Corp.,
   Series 02-11A 1A1
   2.76%, 6/25/32 (l).....................         3,743,225         3,789,597
   Series 02-16A 1A1
   3.60%, 8/25/32 (l).....................         3,697,935         3,807,719
   Series 02-RM1 A
   1.79%, 10/25/37Section(l)..............         5,030,425         5,024,137
   Series 03-20 1A1
   5.50%, 7/25/33.........................         4,404,360         4,572,472
   Series 03-21 2A1
   4.00%, 8/25/33.........................         5,766,199         5,834,701
   Series 03-7H A11
   6.00%, 3/25/33.........................         7,886,345         8,103,319
Wells Fargo Mortgage Backed
   Securities Trust,
   Series 03-13 A4
   4.50%, 11/25/18........................         5,551,774         5,586,473
   Series 03-8 A3
   4.50%, 8/25/18.........................         6,126,722         6,277,143
                                                               ---------------
                                                                    99,322,683
                                                               ---------------
U.S. Government (50.7%)
U.S. Treasury Bonds
   10.38%, 11/15/09/\.....................        35,000,000        37,702,945
   7.50%, 11/15/16........................        12,500,000        15,914,063
   5.38%, 2/15/31/\.......................        10,000,000        10,428,520
U.S. Treasury Notes
   2.00%, 5/15/06/\.......................        61,990,000        62,002,088
   3.50%, 11/15/06/\......................   $    28,900,000   $    29,871,994
   3.25%, 8/15/07/\.......................        74,010,000        75,493,086
   3.00%, 11/15/07/\......................        31,000,000        31,266,414
   3.00%, 2/15/08/\.......................        25,000,000        25,116,200
   3.13%, 9/15/08/\.......................        57,290,000        57,256,428
   3.38%, 11/15/08/\......................        44,000,000        44,348,920
   5.00%, 2/15/11/\.......................        21,000,000        22,552,845
   4.88%, 2/15/12/\.......................        45,750,000        48,452,086
   3.88%, 2/15/13/\.......................        20,000,000        19,578,120
   4.25%, 8/15/13/\.......................        14,310,000        14,327,888
                                                               ---------------
                                                                   494,311,597
                                                               ---------------
U.S. Government Agencies (36.8%)
Federal Home Loan Mortgage Corp...........
   4.50%, 2/15/09 IO......................         6,776,660           326,194
   5.50%, 6/15/12 IO......................           837,107             6,278
   5.00%, 3/15/13 IO......................        10,243,150           717,021
   5.50%, 10/15/15........................         8,280,400         8,588,200
   4.50%, 4/15/16.........................         8,051,592         8,193,783
   6.00%, 9/15/16.........................         8,920,000         9,282,420
   7.50%, 6/15/17.........................         4,163,451         4,546,366
   5.50%, 9/15/17.........................         9,674,500        10,004,961
   5.00%, 9/15/18.........................         2,310,000         2,371,723
   6.00%, 9/15/19.........................         2,140,000         2,225,600
   5.00%, 5/15/20.........................        10,490,000        10,780,153
   5.00%, 12/15/26........................         8,009,000         8,251,753
   6.00%, 1/15/29.........................         5,511,000         5,752,961
   6.50%, 8/15/30.........................         4,245,204         4,354,645
   6.50%, 3/15/31.........................         6,869,000         7,155,895
   5.00%, 12/15/31 IO.....................        14,199,057         2,475,721
   6.50%, 4/15/32.........................         6,150,000         6,238,078
Federal National Mortgage Association
   5.25%, 4/15/07.........................        29,800,000        32,075,766
   3.50%, 10/15/07/\......................         7,000,000         7,019,404
   4.00%, 8/25/13.........................         4,970,000         5,046,886
   5.00%, 10/25/15........................         6,585,000         6,755,815
   5.00%, 11/25/15 IO.....................        12,880,000         1,534,720
   4.50%, 9/25/16.........................        12,680,000        12,530,626
   4.50%, 11/25/16........................        24,205,000        24,089,467
   6.00%, 6/25/19.........................         3,231,000         3,357,185
   6.00%, 4/25/20.........................         5,530,000         5,777,428
   6.00%, 8/25/21.........................         8,201,000         8,541,968
   5.50%, 8/25/22 IO......................        12,806,000         1,208,630
   6.00%, 11/25/27........................         4,622,000         4,782,041
   2.85%, 10/25/33........................         5,340,000         5,293,924
   2.90%, 10/25/42........................         5,084,000         5,056,544
   5.50%, 1/25/34 TBA.....................       113,040,000       114,488,268
   6.50%, 1/25/34 TBA.....................        25,500,000        26,663,438
Government National Mortgage Association
   9.00%, 12/15/09........................         3,446,343         3,758,651
                                                               ---------------
                                                                   359,252,513
                                                               ---------------
Total Long-Term Debt Securities (98.2%)
   (Cost $961,584,886)....................                         958,178,827
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreements (15.6%)
Goldman Sachs Group
   0.95%, dated 12/31/03, due
      1/2/04 (k)..........................        52,058,000        52,058,000
   1.03%, dated 12/31/03, due
      1/5/04 (k)..........................       100,000,000       100,000,000
                                                               ---------------
                                                                   152,058,000
                                                               ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
Short-Term Investments of Cash
   Collateral for Securities
   Loaned (13.5%)
Allstate Life Insurance,
   1.313%, 1/31/05 (l)....................   $    12,143,000   $    12,143,000
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         5,000,000         5,000,000
   1.18%, 12/8/04 (l).....................         4,000,000         4,000,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         4,992,431         4,992,431
Landesbank Baden-Wuerttemberg London,
   1.49%, 11/10/04........................         9,999,492         9,999,492
Lehman Brothers, Inc.,
   1.05%, 1/2/04..........................        70,000,000        70,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         5,233,870         5,233,870
UBS Securities LLC,
   1.07%, 1/2/04..........................        20,000,000        20,000,000
                                                               ---------------
                                                                   131,368,793
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................             1,259             1,259
                                                               ---------------
Total Short-Term Debt Securities (29.1%)
   (Amortized Cost $283,428,052)                                   283,428,052
                                                               ---------------
Total Investments (127.3%)
   (Cost/Amortized Cost $1,245,012,938)                          1,241,606,879
Other Assets Less Liabilities (-27.3%)....                        (266,481,862)
                                                               ---------------
Net Assets (100%).........................                     $   975,125,017
                                                               ===============

/\        All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $25,899,935 or 2.66% of net assets.

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities (See Note 1).

(l)       Floating Rate Security. Rate disclosed is as of December 31, 2003.

          Glossary:
          IO -- Interest only
          TBA -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  3,900,754,575
U.S. Government securities..................................        984,974,607
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............      3,949,865,920
U.S. Government securities..................................        809,700,513

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $      3,130,581
Aggregate gross unrealized depreciation.....................         (6,898,946)
                                                               ----------------
Net unrealized depreciation.................................   $     (3,768,365)
                                                               ================
Federal income tax cost of investments......................   $  1,245,375,244
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $441,975,177. This was secured by collateral of $450,577,398 of which $131,368,793 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $319,208,605 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.
                                       42

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number             Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Australia (1.6%)
Australia & New Zealand
   Banking Group Ltd......................           707,900   $     9,429,920
BHP Billiton Ltd..........................           328,000         3,012,530
BlueScope Steel Ltd.......................           578,000         2,438,763
Orica Ltd.................................           298,300         3,137,563
Qantas Airways Ltd........................           451,200         1,118,456
Westpac Banking Corp......................           313,144         3,772,649
WMC Resources Ltd.*.......................           504,000         2,137,926
                                                               ---------------
                                                                    25,047,807
                                                               ---------------
Austria (0.4%)
OMV AG....................................            45,500         6,776,791
                                                               ---------------
Belgium (1.0%)
Agfa Gevaert N.V..........................           168,000         4,789,102
Delhaize Group/\..........................            86,600         4,454,526
KBC Bankverzerkeringsholding/\............           137,135         6,403,554
                                                               ---------------
                                                                    15,647,182
                                                               ---------------
Canada (2.1%)
Bank of Nova Scotia/\.....................           262,600        13,371,314
Magna International, Inc., Class A/\......            83,776         6,744,868
Petro-Canada..............................           175,100         8,659,811
Royal Bank of Canada/\....................            84,000         4,017,179
                                                               ---------------
                                                                    32,793,172
                                                               ---------------
Denmark (0.1%)
Danske Bank A/S...........................            62,600         1,468,724
                                                               ---------------
Finland (1.0%)
Fortum OYJ................................           749,100         7,729,109
Nokia OYJ.................................           448,934         7,763,478
                                                               ---------------
                                                                    15,492,587
                                                               ---------------
France (15.3%)
Alcatel S.A.*/\...........................         1,000,377        12,883,261
Assurances Generales de France/\..........           322,600        17,521,640
Aventis S.A./\............................           180,331        11,918,951
BNP Paribas S.A...........................           705,655        44,432,767
Credit Agricole S.A.......................           174,643         4,170,020
France Telecom S.A.*/\....................           746,468        21,335,728
L'Oreal S.A...............................           181,654        14,893,428
LVMH Moet Hennessy Louis Vuitton S.A./\...           327,806        23,857,727
Peugeot S.A./\............................           151,602         7,725,430
Sanofi-Synthelabo S.A.....................           255,681        19,253,476
Schneider Electric S.A....................           206,261        13,502,707
Societe Generale*/\.......................           155,900        13,765,136
Total S.A./\..............................           197,931        36,799,986
                                                               ---------------
                                                                   242,060,257
                                                               ---------------
Germany (9.1%)
Altana AG.................................           318,073        19,209,555
AMB Generali Holding AG/\.................            68,500         5,097,755
Bayerische Motoren Werke (BMW) AG.........           199,505         9,298,322
Continental AG............................           373,900        14,233,479
E.On AG/\.................................           142,400         9,327,487
Hannover Rueckversicherungs
   AG (Registered)/\......................           215,070         7,495,439
HeidelbergCement AG*......................           157,933         6,773,111
Merck KGaA................................            91,175         3,783,624
Porsche AG (Non-Voting)...................            22,023        13,028,238
SAP AG....................................           151,287        25,532,544
Siemens AG/\..............................           195,966        15,770,220
Volkswagen AG.............................           238,000   $    13,313,951
Volkswagen AG (Non-Voting)................            11,210           408,639
                                                               ---------------
                                                                   143,272,364
                                                               ---------------
Hong Kong (0.8%)
Johnson Electric Holdings Ltd.............         2,497,500         3,184,766
Li & Fung Ltd.............................         5,301,000         9,081,264
New World Development Co., Ltd............               427               344
                                                               ---------------
                                                                    12,266,374
                                                               ---------------
Ireland (2.7%)
Allied Irish Banks plc....................           486,104         7,756,326
Bank of Ireland...........................           759,300        10,343,643
CRH plc...................................         1,019,083        20,888,116
DePfa Bank plc............................            32,700         4,112,248
                                                               ---------------
                                                                    43,100,333
                                                               ---------------
Italy (2.8%)
Banca Intesa S.p.A./\.....................         1,086,325         4,247,739
Banca Popolare Di Verona e Novara Scrl....            66,000         1,117,205
ENI S.p.A.................................           966,992        18,246,973
Parmalat Finanziaria S.p.A./\+(b)..........           276,900            38,420
Telecom Italia S.p.A. (RNC)*/\............           991,200         2,019,158
Telecom Italia S.p.A.*....................           959,000         2,842,646
UniCredito Italiano S.p.A./\..............         2,792,280        15,074,367
                                                               ---------------
                                                                    43,586,508
                                                               ---------------
Japan (22.3%)
Advantest Corp............................            93,300         7,399,925
Canon, Inc................................           944,000        43,954,092
Daiichi Pharmaceutical Co., Ltd...........           311,000         5,603,630
Daiwa House Industry Co., Ltd.............           640,000         6,807,875
Funai Electric Co., Ltd...................            84,700        11,625,800
Hitachi Ltd...............................         1,348,000         8,125,483
Honda Motor Co., Ltd./\...................           342,800        15,225,604
Hoya Corp.................................           297,400        27,306,298
JFE Holdings, Inc.........................           115,000         3,138,705
JSR Corp..................................           182,000         4,067,276
Keyence Corp..............................            54,400        11,466,791
Kyushu Electric Power Co., Inc............             5,400            92,864
Mitsubishi Corp...........................         1,093,000        11,585,780
Mitsubishi Tokyo Finance Group, Inc.......             1,745        13,612,205
Mitsui O.S.K. Lines Ltd...................           928,000         4,528,730
NEC Electronics Corp.*/\..................            71,000         5,193,991
Nippon Meat Packers, Inc..................           637,000         6,229,131
Nippon Telegraph & Telephone Corp.........               169           815,275
Nissan Motor Co., Ltd./\..................         2,388,900        27,283,882
Nitto Denko Corp..........................           322,100        17,131,380
Nomura Holdings, Inc......................           667,000        11,358,356
Oji Paper Co., Ltd........................           295,000         1,904,824
Promise Co., Ltd..........................           307,100        13,382,075
Ricoh Co., Ltd............................           950,000        18,748,250
Secom Co., Ltd............................               100             3,732
SMC Corp..................................            88,300        10,991,154
Sumitomo Corp.............................           136,000         1,013,941
Sumitomo Mitsui Financial Group, Inc./\...             1,710         9,110,852
Takeda Chemical Industries Ltd............           265,000        10,509,004
Tanabe Seiyaku Co., Ltd./\................           448,000         3,636,839
Tohoku Electric Power Co., Inc............           319,100         5,291,040
Tokyo Electron Ltd........................           176,500        13,405,897
Toyota Motor Corp.........................           174,700         5,901,036
UFJ Holdings, Inc.*/\.....................             2,025         9,731,035
Uny Co., Ltd..............................           446,000         4,577,774

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number           Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd........            62,700   $     1,948,222
                                                               ---------------
                                                                   352,708,748
                                                               ---------------
Luxembourg (1.2%)
Arcelor...................................         1,103,558        19,237,098
                                                               ---------------
Netherlands (3.4%)
ABN Amro Holdings N.V.....................           364,215         8,521,933
ASML Holding N.V.*/\......................           804,477        15,951,537
DSM N.V...................................           299,700        14,754,403
Royal Dutch Petroleum Co..................           221,800        11,694,299
Unilever N.V. (CVA).......................            48,000         3,139,253
                                                               ---------------
                                                                    54,061,425
                                                               ---------------
Singapore (0.1%)
Singapore Airlines Ltd....................           293,000         1,932,285
                                                               ---------------
South Korea (0.5%)
Samsung Electronics Co., Ltd. (GDR)/\.....            42,200         7,933,600
                                                               ---------------
Spain (2.3%)
ACS, Actividades Cons y Services S.A......           179,104         8,742,842
Altadis S.A...............................            65,000         1,844,728
Banco Santander Central Hispano S.A.......           625,000         7,402,560
Iberdrola S.A./\..........................           242,200         4,787,177
Telefonica S.A............................           941,698        13,826,141
                                                               ---------------
                                                                    36,603,448
                                                               ---------------
Sweden (1.3%)
Atlas Copco AB, Class A...................           159,200         5,697,330
Electrolux AB, Class B....................           189,600         4,163,384
Svenska Cellulosa AB, Class B.............           269,700        11,019,944
                                                               ---------------
                                                                    20,880,658
                                                               ---------------
Switzerland (5.4%)
Adecco S.A................................           100,338         6,449,865
Credit Suisse Group.......................           901,171        32,971,892
Givaudan S.A..............................             9,090         4,718,642
Novartis AG (Registered)..................            69,380         3,149,939
Swiss Reinsurance.........................           261,728        17,670,740
UBS AG....................................           290,914        19,923,522
                                                               ---------------
                                                                    84,884,600
                                                               ---------------
United Kingdom (24.3%)
Abbey National plc........................           443,200         4,212,943
AstraZeneca plc...........................           536,871        25,757,045
Aviva plc.................................         1,129,300         9,911,017
BHP Billiton plc..........................           561,659         4,906,636
BP plc....................................         1,397,636        11,334,010
British American Tobacco plc..............           416,100         5,735,612
Carnival plc..............................           545,869        21,996,583
GlaxoSmithKline plc.......................         1,076,000        24,655,484
GUS plc...................................           904,560        12,525,325
Hilton Group plc..........................         3,454,616        13,899,231
HSBC Holdings plc.........................         1,324,365        20,815,819
Intercontinental Hotels Group plc.........           813,898         7,707,561
Lloyds TSB Group plc......................         1,061,500         8,513,131
Pearson plc...............................           314,500         3,501,889
Persimmon plc.............................           611,200         5,875,555
Reckitt Benckiser plc.....................           901,973        20,409,478
Rexam plc.................................           796,738         6,100,941
Royal & Sun Alliance Insurance Group plc..           614,400           970,638
Royal Bank of Scotland Group plc..........           862,031        25,400,602
Safeway plc...............................         1,182,100         6,009,853
Shell Transport & Trading Co. plc.........         1,418,454   $    10,550,610
Shire Pharmaceuticals Group plc*..........           409,800         3,979,816
Signet Group plc..........................         1,700,000         3,134,566
Smith & Nephew plc........................           707,450         5,942,803
Standard Chartered plc....................         1,277,746        21,100,959
Tesco plc.................................         5,966,615        27,530,746
Trinity Mirror plc........................           281,500         2,847,201
Vodafone Group plc........................        19,097,503        47,349,746
Whitbread plc.............................           657,190         8,458,846
Wimpey (George) plc.......................         1,003,383         6,704,368
WPP Group plc.............................           620,400         6,091,717
                                                               ---------------
                                                                   383,930,731
                                                               ---------------
Total Common Stocks (97.7%)
   (Cost $1,216,902,301)..................                       1,543,684,692
                                                               ---------------

                                                 Number
                                               of Warrants
                                             ---------------
WARRANTS:
Netherlands (0.4%)
ABN Amro Bank N.V., expiring
   1/12/05* (Cost $5,962,927).............         3,270,045         6,049,584
                                                               ---------------

                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (10.2%) Deutsche Bank N.Y.,
   1.116%, 2/22/05 (l)....................   $     5,003,398         5,003,398
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         5,000,000         5,000,000
   1.18%, 12/8/04 (l).....................        12,500,000        12,500,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         9,984,861         9,984,861
Lehman Brothers, Inc.,
   1.05%, 1/2/04..........................        95,000,000        95,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         3,673,736         3,673,736
New York Life Insurance,
   1.28%, 3/31/04 (l).....................        15,000,000        15,000,000
Security Life of Denver Insurance Co.,
   1.27%, 2/23/04.........................         5,000,000         5,000,000
Wachovia Bank N.A.,
   1.064%, 11/15/04 (l)...................        10,008,966        10,008,966
                                                               ---------------
                                                                   161,170,961
                                                               ---------------
Time Deposit (0.6%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         8,840,268         8,840,268
                                                               ---------------
Total Short-Term Debt Securities (10.8%)
   (Amortized Cost $170,011,229)..........                         170,011,229
                                                               ---------------
Total Investments (108.9%)
   (Cost/Amortized Cost $1,392,876,457)...                       1,719,745,505
Other Assets Less Liabilities (-8.9%).....                        (139,856,356)
                                                               ---------------
Net Assets (100%).........................                     $ 1,579,889,149
                                                               ===============

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Common Stocks
Consumer Discretionary....................                                15.9%
Consumer Staples..........................                                 5.8
Energy....................................                                 7.2
Financials................................
   Banks..................................              18.4
   Diversified Financials.................               5.3
   Insurance..............................               3.8
   Real Estate............................               0.0
                                             ---------------
Total Financials..........................                                27.5
Health Care...............................                                 9.0
Industrials...............................                                 8.4
Information Technology....................                                13.3
Materials.................................                                 6.0
Telecommunications Services...............                                 5.6
Utilities.................................                                 1.3
                                                               ---------------
                                                                         100.0%
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

+ Securities (totaling $38,420 or less than 0.01% of net assets) valued at fair value.

(b)  Illiquid Security.

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     CVA -- Dutch Certification
     GDR -- Global Depositary Receipt
     RNC -- Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:
(Note 1)

                  Number of  Expiration    Original     Value at    Unrealized
Purchase          Contracts     Date        Value       12/31/03   Appreciation
----------------  ---------  ----------  -----------  -----------  ------------
TOPIX Index.....     100      March-04   $ 9,319,993  $ 9,750,863  $    430,870

Investment security transactions for the year ended to December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    772,063,210
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        720,148,879

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    303,679,574
Aggregate gross unrealized depreciation.....................         (5,554,514)
                                                               ----------------
Net unrealized appreciation.................................   $    298,125,060
                                                               ================
Federal income tax cost of investments......................   $  1,421,620,445
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $154,629,743. This was secured by collateral of $161,230,379 of which $161,170,961 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $59,418 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

The Portfolio has a net capital loss carryforward of $512,432,906, of which $123,523,367 expires in the year 2008, $281,288,236 expires in the year 2009,
$69,873,368 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2003 are $35,391,471 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization as discussed in Note 9, and $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.
                                       45

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (22.6%)
General Merchandise Stores (5.0%)
Family Dollar Stores, Inc.................            82,900   $     2,974,452
Target Corp...............................           376,700        14,465,280
Wal-Mart Stores, Inc......................           698,700        37,066,035
                                                               ---------------
                                                                    54,505,767
                                                               ---------------
Home Improvement Retail (4.0%)
Lowe's Cos., Inc..........................           779,703        43,187,749
                                                               ---------------
Internet Retail (3.2%)
eBay, Inc.*/\.............................           528,398        34,129,227
                                                               ---------------
Media (8.6%)
Clear Channel
   Communications, Inc....................           426,758        19,985,077
Comcast Corp., Special Class A*                      897,500        28,073,800
E.W. Scripps Co., Class A.................            21,700         2,042,838
Gannett Co., Inc..........................            20,200         1,801,032
Viacom, Inc., Class B.....................           926,704        41,127,124
                                                               ---------------
                                                                    93,029,871
                                                               ---------------
Specialty Stores (1.8%)
Bed Bath & Beyond, Inc.*..................           447,100        19,381,785
                                                               ---------------
   Total Consumer Discretionary...........                         244,234,399
                                                               ---------------
Consumer Staples (4.3%)
Beverages (0.8%)
Anheuser-Busch Cos., Inc..................           164,700         8,676,396
                                                               ---------------
Drug Retail (1.0%)
Walgreen Co...............................           298,000        10,841,240
                                                               ---------------
Household Products (1.5%)
Colgate-Palmolive Co......................           120,500         6,031,025
Procter & Gamble Co.......................           105,300        10,517,364
                                                               ---------------
                                                                    16,548,389
                                                               ---------------
Personal Products (1.0%)
Avon Products, Inc........................           159,099        10,737,592
                                                               ---------------
   Total Consumer Staples.................                          46,803,617
                                                               ---------------
Financials (20.3%)
Diversified Financials (14.3%)
Citigroup, Inc............................           907,399        44,045,147
Fannie Mae................................           348,000        26,120,880
Goldman Sachs Group, Inc..................           146,300        14,444,199
MBNA Corp.................................         1,248,200        31,017,770
Merrill Lynch & Co., Inc..................           311,300        18,257,745
Morgan Stanley............................           353,500        20,457,045
                                                               ---------------
                                                                   154,342,786
                                                               ---------------
Insurance (6.0%)
American International
   Group, Inc.............................           559,199        37,063,710
Progressive Corp..........................           327,600        27,384,084
                                                               ---------------
                                                                    64,447,794
                                                               ---------------
   Total Financials.......................                         218,790,580
                                                               ---------------
Health Care (16.5%)
Biotechnology (3.4%)
Amgen, Inc.*..............................           499,151        30,847,532
Gilead Sciences, Inc.*....................            89,700         5,215,158
                                                               ---------------
                                                                    36,062,690
                                                               ---------------
Health Care Equipment & Services (9.1%)
Alcon, Inc................................           130,600         7,906,524
Medtronic, Inc............................           629,998        30,624,202
St. Jude Medical, Inc.*...................           115,300         7,073,655
Stryker Corp..............................            26,400         2,244,264
UnitedHealth Group, Inc...................           702,960        40,898,213
Zimmer Holdings, Inc.*....................           141,500         9,961,600
                                                               ---------------
                                                                    98,708,458
                                                               ---------------
Pharmaceuticals (4.0%)
Pfizer, Inc...............................           764,800   $    27,020,384
Teva Pharmaceutical Industries
   Ltd. (ADR)/\...........................           289,300        16,406,203
                                                               ---------------
                                                                    43,426,587
                                                               ---------------
   Total Health Care......................                         178,197,735
                                                               ---------------
Industrials (2.8%)
Aerospace & Defense (0.1%)
United Technologies Corp..................            13,700         1,298,349
                                                               ---------------
Industrial Conglomerates (2.7%)
General Electric Co.......................           940,300        29,130,494
                                                               ---------------
   Total Industrials......................                          30,428,843
                                                               ---------------
Information Technology (32.2%)
Application Software (3.8%)
Electronic Arts, Inc.*....................           547,600        26,164,328
Intuit, Inc.*.............................           290,700        15,380,937
                                                               ---------------
                                                                    41,545,265
                                                               ---------------
Computer Hardware (3.9%)
Dell, Inc.*...............................         1,252,202        42,524,780
                                                               ---------------
Computer Storage & Peripherals (0.5%)
EMC Corp.*................................           418,600         5,408,312
                                                               ---------------
Internet Software & Services (1.8%)
Yahoo!, Inc.*.............................           421,600        19,043,672
                                                               ---------------
Networking Equipment (4.1%)
Cisco Systems, Inc.*......................         1,488,800        36,162,952
Juniper Networks, Inc.*/\.................           422,600         7,894,168
                                                               ---------------
                                                                    44,057,120
                                                               ---------------
Semiconductor Equipment (0.5%)
Applied Materials, Inc.*..................           239,000         5,365,550
                                                               ---------------
Semiconductors (8.6%)
Broadcom Corp., Class A*..................           437,600        14,917,784
Intel Corp................................         1,524,500        49,088,900
Maxim Integrated Products, Inc............           310,782        15,476,943
Taiwan Semiconductor
   Manufacturing Co.,
   Ltd. (ADR)*/\..........................         1,088,108        11,142,226
Texas Instruments, Inc....................            63,400         1,862,692
                                                               ---------------
                                                                    92,488,545
                                                               ---------------
Systems Software (6.9%)
Microsoft Corp............................         2,180,051        60,038,605
VERITAS Software Corp.*...................           391,300        14,540,708
                                                               ---------------
                                                                    74,579,313
                                                               ---------------
Telecommunications Equipment (2.1%)
Nokia OYJ (ADR)...........................         1,353,898        23,016,266
                                                               ---------------
   Total Information Technology                                    348,028,823
                                                               ---------------
Total Common Stocks (98.7%)
   (Cost $935,653,485)....................                       1,066,483,997
                                                               ---------------
                                       46

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
P0RTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal            Value
                                                 Amount             (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash
   Collateral for Securities Loaned (1.9%)
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................   $     2,000,000   $     2,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         5,162,425         5,162,425
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         3,000,000         3,000,000
UBS Securities LLC,
   1.07%, 1/2/04..........................        10,000,000        10,000,000
                                                               ---------------
                                                                    20,162,425
                                                               ---------------
Time Deposit (1.7%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        18,540,842        18,540,842
                                                               ---------------
Total Short-Term Debt Securities (3.6%)
   (Amortized Cost $38,703,267)                                     38,703,267
                                                               ---------------
Total Investments (102.3%)
   (Cost/Amortized Cost $974,356,752)                            1,105,187,264
Other Assets Less Liabilities
   (-2.3%)................................                         (24,332,702)
                                                               ---------------
Net Assets (100%).........................                     $ 1,080,854,562
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    900,891,733
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        600,408,632

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    124,734,484
Aggregate gross unrealized depreciation.....................         (5,628,663)
                                                               ----------------
Net unrealized appreciation.................................   $    119,105,821
                                                               ================
Federal income tax cost of investments......................   $    986,081,443
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $19,922,829. This was secured by collateral of $20,162,425 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $62,044 as brokerage commissions with Bernstein (Sanford C.)& Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $736,744,308 of which $374,280,081 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

                       See Notes to Financial Statements.
                                       47

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (3.5%)
Automobiles (0.7%)
DaimlerChrysler NA Holdings Corp.
   4.75%, 1/15/08.........................   $     4,220,000   $     4,317,638
Ford Motor Co.
   7.45%, 7/16/31.........................         1,655,000         1,672,412
General Motors Corp.
   8.375%, 7/15/33/\......................         5,950,000         6,906,838
                                                               ---------------
                                                                    12,896,888
                                                               ---------------
Household Durables (0.0%)
Lennar Corp.
   5.95%, 3/1/13/\........................           955,000           999,270
                                                               ---------------
Media (2.8%)
AOL Time Warner, Inc.
   7.70%, 5/1/32..........................         4,440,000         5,181,951
Clear Channel Communications, Inc.
   4.625%, 1/15/08........................         3,200,000         3,300,659
   4.25%, 5/15/09.........................         2,510,000         2,516,451
Comcast Cable Communications Holdings
   9.455%, 11/15/22.......................         2,600,000         3,521,599
Comcast Cable Communications, Inc.
   6.20%, 11/15/08/\......................         6,195,000         6,798,170
Comcast Corp.
   7.05%, 3/15/33/\.......................         1,790,000         1,947,185
COX Communications, Inc.
   7.125%, 10/1/12........................         2,275,000         2,624,015
Lenfest Communications, Inc.
   8.375%, 11/1/05........................         3,710,000         4,088,746
Liberty Media Corp.
   5.70%, 5/15/13/\.......................         4,510,000         4,560,805
News America, Inc.
   6.55%, 3/15/33.........................         4,340,000         4,508,496
Time Warner Entertainment LP
   8.375%, 3/15/23........................         7,995,000         9,906,724
   8.375%, 7/15/33........................         1,385,000         1,758,662
                                                               ---------------
                                                                    50,713,463
                                                               ---------------
   Total Consumer Discretionary...........                          64,609,621
                                                               ---------------
Consumer Staples (0.8%)
Beverages (0.2%)
Diageo Finance BV
   3.00%, 12/15/06........................         3,210,000         3,226,791
                                                               ---------------
Food Products (0.4%)
Kellogg Co.
   2.875%, 6/1/08/\.......................         2,555,000         2,467,001
Kraft Foods, Inc.
   5.25%, 10/1/13/\.......................         4,160,000         4,197,494
                                                               ---------------
                                                                     6,664,495
                                                               ---------------
Food Retail (0.1%)
Safeway, Inc.
   7.25%, 2/1/31..........................         2,400,000         2,634,271
                                                               ---------------
Household Products (0.1%)
Fortune Brands, Inc.
   2.875%, 12/1/06........................         2,050,000         2,062,692
                                                               ---------------
   Total Consumer Staples.................                          14,588,249
                                                               ---------------
Energy (1.7%)
Integrated Oil & Gas (1.0%)
Amerada Hess Corp.
   7.875%, 10/1/29........................         4,140,000         4,542,321
Conoco Funding Co.
   5.45%, 10/15/06........................         3,715,000         3,985,808
Conoco, Inc.
   6.95%, 4/15/29.........................   $     5,405,000   $     6,129,481
Petronas Capital Ltd.
   7.00%, 5/22/12Section..................         3,720,000         4,237,534
                                                               ---------------
                                                                    18,895,144
                                                               ---------------
Oil & Gas Exploration & Production (0.5%)
Devon Financing Corp.
   7.875%, 9/30/31........................         7,195,000         8,595,162
                                                               ---------------
Oil & Gas Refining & Marketing (0.2%)
Valero Energy Corp.
   7.50%, 4/15/32/\.......................         2,505,000         2,791,747
                                                               ---------------
   Total Energy...........................                          30,282,053
                                                               ---------------
Financials (80.3%)
Asset Backed (6.5%)
Chase Funding Mortgage Loan Asset-Backed
   Certificates,
   Series 03-4 2A1
   1.26%, 2/25/21 (l).....................         3,889,158         3,887,143
   Series 03-5 2A1
   1.26%, 2/25/21 (l).....................         4,710,171         4,710,650
Citibank Credit Card Issuance Trust,
   Series 03-A7 A7
   4.15%, 7/7/17..........................         7,535,000         6,994,943
   Series 03-A8 A8
   3.50%, 8/16/10.........................         9,395,000         9,376,026
Countrywide Asset Backed Certificates,
   Series 03-4 A1
   1.27%, 10/25/19 (l)....................         3,904,203         3,904,386
Daimler Chrysler Auto Trust,
   Series 03-B A4
   2.86%, 3/9/09..........................        12,040,000        12,043,732
Discover Card Master Trust I,
   Series 00-9 A
   6.35%, 7/15/08.........................        17,035,000        18,414,494
First Union - Lehman Brothers -
   Bank of America,
   Series 98-C2 A2
   6.56%, 11/18/35/\......................        11,405,000        12,721,732
Honda Auto Receivables Owner Trust,
   Series 03-4 A3
   2.19%, 5/15/07.........................         4,940,000         4,947,197
Lehman Manufactured Housing Trust,
   Series 98-1
   0.81%, 7/15/28 IO (l)..................           190,942             2,876
MASTR Asset Backed
   Securitization Trust,
   Series 03-WMC2 A3A
   1.29%, 3/25/20 (l).....................         3,715,185         3,714,027
Nomura Asset Securities Corp.,
   Series 98-D6 A1B
   6.59%, 3/15/30/\.......................        12,425,000        13,904,186
Residential Asset Mortgage Products, Inc.,
   Series 03-RS9 AI1
   1.33%, 10/25/22 (l)....................         2,808,408         2,808,407
Residential Funding Mortgage
   Securities II,
   Series 03-HS3 AI1
   1.27%, 7/25/18 (l).....................         4,506,310         4,504,036
Structured Asset Investment Loan Trust,
   Series 03-BC7 1A1
   1.27%, 7/25/33 (l).....................         5,709,953         5,706,093

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
World Omni Auto Receivables Trust,
   Series 03-B A3
   2.20%, 1/15/08.........................   $     3,515,000   $     3,516,652
   Series 03-B A4
   2.87%, 11/15/10........................         6,725,000         6,701,866
                                                               ---------------
                                                                   117,858,446
                                                               ---------------
Banks (3.9%)
Bank of America Corp.
   6.25%, 4/15/12/\.......................         5,700,000         6,283,543
Barclays Bank plc
   7.375%, 12/31/49Section(l).............            65,000            75,602
   8.55%, 12/31/49Section(l)..............         4,110,000         5,049,501
CBA Capital Trust I
   5.805%, 12/31/49Section................         4,585,000         4,726,493
Great Western Financial Trust II,
   Series A
   8.206%, 2/1/27.........................         7,795,000         8,899,941
Greenpoint Financial Corp.
   3.20%, 6/6/08..........................         4,255,000         4,112,904
HSBC Capital Funding LP
   10.176%, 12/29/49Section(l)............         3,035,000         4,445,182
M&T Bank Corp.
   3.85%, 4/1/13 (l)......................         1,945,000         1,931,772
RBS Capital Trust I
   4.709%, 12/29/49 (l)...................         8,350,000         7,983,903
UniCredito Italiano Capital Trust II
   9.20%, 10/29/49Section(l)..............         6,165,000         7,744,738
US Bank NA/ Minneapolis
   2.85%, 11/15/06........................         5,305,000         5,330,666
   6.375%, 8/1/11.........................         5,510,000         6,143,463
Washington Mutual Financial Corp.
   6.875%, 5/15/11/\......................         7,320,000         8,403,938
                                                               ---------------
                                                                    71,131,646
                                                               ---------------
Collateralized Mortgage Obligations (4.0%)
Countrywide Home Loans, Inc.,
   Series 03-49 A1
   1.64%, 12/19/33 (l)....................         5,167,229         5,128,479
Greenwich Capital Commercial
   Funding Corp.,
   Series 03-C2 A3
   4.533%, 1/5/36.........................         7,460,000         7,487,489
GS Mortgage Securities Corp. II,
   Series 03-C1 A2A
   3.59%, 1/10/40.........................         7,670,000         7,697,194
LB-UBS Commercial Mortgage Trust,
   Series 03-C5 A2
   3.478%, 7/15/27........................        13,880,000        13,758,893
   Series 01-C2 A2
   6.653%, 11/15/27.......................        10,445,000        11,807,539
Merrill Lynch Mortgage Trust,
   Series 03-KEY1 A4
   5.236%, 11/12/35.......................        10,740,000        11,020,131
Morgan Stanley Capital I,
   Series 03-T11 A4
   5.15%, 6/13/41/\.......................        16,550,000        16,959,644
                                                               ---------------
                                                                    73,859,369
                                                               ---------------
Diversified Financials (8.7%)
American General Finance Corp.
   3.00%, 11/15/06........................         3,890,000         3,914,892
Bear Stearns Cos., Inc.
   4.00%, 1/31/08.........................         2,365,000         2,408,831
Boeing Capital Corp.
   4.75%, 8/25/08.........................           880,000           907,824
Bombardier Capital, Inc.
   6.125%, 6/29/06Section.................            25,000            26,594
Capital One Bank
   6.50%, 6/13/13.........................   $       920,000   $       964,540
Capital One Financial Corp.
   6.25%, 11/15/13........................         1,445,000         1,481,401
CIT Group, Inc.
   4.125%, 2/21/06........................         6,560,000         6,788,340
   5.50%, 11/30/07/\......................         1,915,000         2,050,346
Citicorp
   6.375%, 11/15/08.......................         6,835,000         7,559,947
Citigroup, Inc.
   7.25%, 10/1/10.........................        11,305,000        13,176,633
Countrywide Home Loans, Inc.
   4.25%, 12/19/07........................         4,185,000         4,316,150
Credit Suisse First Boston USA, Inc.
   5.50%, 8/15/13/\.......................         1,005,000         1,035,668
Ford Motor Credit Co.
   7.375%, 10/28/09.......................         2,070,000         2,273,193
   7.375%, 2/1/11.........................        11,345,000        12,365,369
   7.00%, 10/1/13.........................         6,985,000         7,366,933
General Electric Capital Corp.
   5.45%, 1/15/13/\.......................         4,325,000         4,499,414
   6.75%, 3/15/32.........................        11,355,000        12,571,359
General Motors Acceptance Corp.
   6.875%, 9/15/11........................         9,120,000         9,823,398
   8.00%, 11/1/31.........................         1,755,000         1,970,807
Goldman Sachs Group, Inc.
   4.75%, 7/15/13.........................         3,590,000         3,498,710
   6.125%, 2/15/33........................         4,440,000         4,471,275
Household Finance Corp.
   6.50%, 11/15/08........................         6,025,000         6,716,345
   7.00%, 5/15/12.........................         2,340,000         2,668,461
J.P. Morgan Chase & Co.
   3.625%, 5/1/08/\.......................         6,550,000         6,563,179
   6.75%, 2/1/11..........................         5,495,000         6,196,113
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08.........................         7,450,000         7,598,583
   6.625%, 1/18/12/\......................         2,475,000         2,793,077
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33Section(l)..............         3,725,000         3,709,243
MBNA America Bank NA
   6.50%, 6/20/06.........................         4,135,000         4,502,134
MBNA Corp.
   4.625%, 9/15/08........................         3,695,000         3,792,275
Morgan Stanley
   7.25%, 4/1/32..........................         2,750,000         3,223,036
National City Corp.
   3.20%, 4/1/08/\........................         2,035,000         2,009,503
National Rural Utilities Corp.
   7.25%, 3/1/12..........................         1,730,000         2,015,774
UFJ Finance Aruba
   6.75%, 7/15/13.........................         3,445,000         3,674,089
                                                               ---------------
                                                                   158,933,436
                                                               ---------------
Foreign Government (1.9%)
Korea Development Bank
   5.75%, 9/10/13.........................         1,500,000         1,574,794
Province of Quebec
   7.50%, 9/15/29.........................         3,265,000         4,066,783
Republic of Italy
   2.50%, 3/31/06/\.......................         6,605,000         6,623,309
United Mexican States
   4.625%, 10/8/08........................        13,010,000        13,172,625
   7.50%, 1/14/12/\.......................         8,675,000         9,783,552
                                                               ---------------
                                                                    35,221,063
                                                               ---------------
Insurance (1.0%)
American General Finance Corp.
   4.50%, 11/15/07........................         2,495,000         2,603,091

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
ING Capital Funding Trust III
   8.44% (e)(l)...........................   $     3,670,000   $     4,442,586
Metlife, Inc.
   5.00%, 11/24/13........................         2,945,000         2,924,223
   6.50%, 12/15/32........................         1,995,000         2,115,436
New York Life Insurance Co.
   5.875%, 5/15/33Section.................         3,245,000         3,225,134
Oil Insurance Ltd.
   5.15%, 8/15/33Section(l)...............         3,680,000         3,706,036
                                                               ---------------
                                                                    19,016,506
                                                               ---------------
Real Estate (0.6%)
EOP Operating LP
   5.875%, 1/15/13/\......................         2,585,000         2,698,608
ERP Operating LP
   5.20%, 4/1/13/\........................         1,755,000         1,766,023
Vornado Realty Trust (REIT)
   5.625%, 6/15/07........................         2,390,000         2,551,672
   4.75%, 12/1/10.........................         3,155,000         3,155,331
                                                               ---------------
                                                                    10,171,634
                                                               ---------------
U.S. Government (7.8%)
U.S. Treasury Bonds
   8.75%, 5/15/17/\.......................        32,285,000        45,244,393
   7.875%, 2/15/21/\......................        13,845,000        18,420,883
   5.375%, 2/15/31/\......................        12,826,000        13,375,620
U.S. Treasury Notes
   2.00%, 5/15/06/\.......................        44,000,000        44,008,580
   2.625%, 5/15/08/\......................        21,905,000        21,575,570
                                                               ---------------
                                                                   142,625,046
                                                               ---------------
U.S. Government Agencies (45.9%)
Federal Home Loan Mortgage Corp.
   2.125%, 11/15/05/\.....................        69,490,000        69,796,312
   2.875%, 12/15/06/\.....................        18,870,000        19,005,279
   4.75%, 10/11/12/\......................        18,925,000        18,631,719
   5.125%, 11/7/13/\......................        21,010,000        20,928,838
   5.50%, 1/15/34 TBA.....................       136,035,000       137,650,416
   6.00%, 1/15/34 TBA.....................        26,660,000        27,543,113
Federal National Mortgage Association
   2.50%, 6/15/08/\.......................         1,580,000         1,526,746
   3.875%, 11/17/08/\.....................        12,665,000        12,686,531
   4.00%, 12/15/08/\......................        22,900,000        22,843,872
   4.375%, 3/15/13/\......................        11,120,000        10,921,219
   5.00%, 4/25/14.........................        15,225,000        15,721,099
   5.50%, 2/1/18..........................        21,173,891        21,966,514
   4.00%, 8/1/18..........................         2,962,802         2,890,901
   4.00%, 9/1/18..........................        12,928,138        12,614,399
   4.00%, 10/1/18.........................         9,900,435         9,660,173
   4.00%, 11/1/18.........................         2,963,879         2,891,952
   9.00%, 8/1/26..........................            21,836            23,583
   6.50%, 1/1/28..........................         1,841,773         1,926,463
   6.50%, 2/1/28..........................           848,690           887,715
   6.50%, 8/1/28..........................           164,676           172,248
   6.50%, 9/1/28..........................           547,987           573,185
   6.50%, 10/1/28.........................           188,296           196,954
   6.50%, 11/1/28.........................            96,341           100,771
   6.50%, 12/1/28.........................           188,597           197,269
   6.50%, 2/1/29..........................         1,824,621         1,908,523
   7.50%, 12/1/29.........................         1,327,308         1,418,304
   7.50%, 6/1/30..........................           477,661           510,408
   7.50%, 8/1/30..........................           136,459           145,814
   7.50%, 10/1/30.........................           289,677           309,537
   7.50%, 11/1/30.........................           439,041           469,140
   7.50%, 12/1/30.........................           106,483           113,783
   7.50%, 1/1/31..........................           321,656           343,707
   7.50%, 4/1/31..........................           416,162           444,693
   6.50%, 5/1/31..........................         1,715,497         1,794,381
   7.50%, 5/1/31..........................            37,767            40,356
   7.50%, 7/1/31..........................           933,489           997,487
   6.50%, 8/1/31..........................   $     1,212,936   $     1,268,710
   7.50%, 8/1/31..........................           191,838           204,990
   7.50%, 9/1/31..........................           135,353           144,632
   7.50%, 11/1/31.........................           187,504           200,359
   6.50%, 12/1/31.........................           404,097           422,679
   7.50%, 12/1/31.........................            93,157            99,544
   7.50%, 3/1/32..........................           443,368           473,764
   6.50%, 4/1/32..........................           932,483           975,362
   7.50%, 4/1/32..........................            12,341            13,187
   6.50%, 5/1/32..........................           509,712           533,150
   7.50%, 6/1/32..........................           203,199           217,130
   6.50%, 8/1/32..........................           640,712           670,174
   7.50%, 8/1/32..........................           426,170           455,387
   7.50%, 9/1/32..........................           519,732           555,363
   7.50%, 10/1/32.........................           111,620           119,271
   7.50%, 11/1/32.........................           162,404           173,538
   5.50%, 7/1/33..........................           105,010           106,419
   6.00%, 8/1/33..........................         7,498,426         7,754,530
   5.50%, 11/1/33.........................        19,000,007        19,254,892
   5.50%, 12/1/33.........................        31,890,063        32,317,868
   5.00%, 1/25/19 TBA.....................        25,210,000        25,706,335
   5.50%, 1/25/19 TBA.....................        35,925,000        37,216,073
   6.00%, 1/25/34 TBA.....................        60,360,000        62,378,318
   6.50%, 1/25/34 TBA.....................       136,075,000       142,283,422
   4.50%, 2/25/34 TBA.....................        18,935,000        18,059,256
Government National Mortgage Association
   8.50%, 10/15/17........................             8,994             9,778
   8.50%, 11/15/17........................            31,657            34,415
   8.00%, 7/15/26.........................             4,816             5,239
   5.50%, 1/15/34 TBA.....................        39,075,000        39,722,160
   6.00%, 1/15/34 TBA.....................        26,965,000        28,018,307
                                                               ---------------
                                                                   839,247,656
                                                               ---------------
   Total Financials.......................                       1,468,064,802
                                                               ---------------
Health Care (1.5%)
Health Care Equipment & Services (0.9%)
Anthem, Inc.
   6.80%, 8/1/12..........................         2,335,000         2,637,333
HCA, Inc.
   7.125%, 6/1/06.........................         3,160,000         3,423,645
   6.75%, 7/15/13.........................         2,050,000         2,174,023
Health Net, Inc.
   8.375%, 4/15/11........................         2,285,000         2,745,590
Humana, Inc.
   6.30%, 8/1/18/\........................         2,970,000         3,126,549
UnitedHealth Group, Inc.
   3.30%, 1/30/08.........................         3,310,000         3,294,780
                                                               ---------------
                                                                    17,401,920
                                                               ---------------
Pharmaceuticals (0.6%)
Bristol-Myers Squibb Co.
   4.75%, 10/1/06.........................         2,635,000         2,786,389
Schering-Plough Corp.
   6.50%, 12/1/33.........................         4,775,000         4,967,127
Wyeth
   6.50%, 2/1/34/\........................         2,545,000         2,602,336
                                                               ---------------
                                                                    10,355,852
                                                               ---------------
   Total Health Care......................                          27,757,772
                                                               ---------------
Industrials (1.6%)
Aerospace & Defense (0.2%)
Raytheon Co.
   4.85%, 1/15/11.........................         4,335,000         4,340,727
                                                               ---------------
Airlines (0.1%)
Continental Airlines, Inc.
   7.875%, 7/2/18.........................         2,450,000         2,464,381
                                                               ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
Commercial Services & Supplies (0.2%)
Waste Management, Inc.
   6.875%, 5/15/09........................   $     3,550,000   $     3,968,126
                                                               ---------------
Industrial Conglomerates (0.6%)
General Electric Co.
   1.22%, 10/24/05 (l)....................         3,445,000         3,446,206
   5.00%, 2/1/13/\........................         3,150,000         3,185,705
Hutchison Whampoa International Ltd.
   7.45%, 11/24/33Section.................         4,470,000         4,655,603
                                                               ---------------
                                                                    11,287,514
                                                               ---------------
Machinery (0.2%)
   John Deere Capital Corp.
   4.50%, 8/22/07/\.......................         2,540,000         2,657,701
                                                               ---------------
Railroads (0.3%)
CSX Corp
   7.95%, 5/1/27/\........................         4,265,000         5,172,332
                                                               ---------------
   Total Industrials......................                          29,890,781
                                                               ---------------
Information Technology (0.2%)
Computer Hardware (0.2%)
Hewlett-Packard Co.
   7.15%, 6/15/05.........................         2,470,000         2,655,556
                                                               ---------------
Electronic Equipment & Instruments (0.0%)
Jabil Circuit, Inc.
   5.875%, 7/15/10........................            55,000            57,369
                                                               ---------------
   Total Information Technology...........                           2,712,925
                                                               ---------------
Materials (0.6%)
Chemicals (0.1%)
Praxair, Inc.
   2.75%, 6/15/08.........................         1,935,000         1,869,628
                                                               ---------------
Containers & Packaging (0.1%)
Packaging Corp. of America
   5.75%, 8/1/13..........................            50,000            50,510
Sealed Air Corp.
   5.625%, 7/15/13/\Section...............         1,940,000         1,985,185
                                                               ---------------
                                                                     2,035,695
                                                               ---------------
Metals & Mining (0.1%)
Alcan, Inc.
   4.50%, 5/15/13.........................         1,555,000         1,498,491
                                                               ---------------
Paper & Forest Products (0.3%)
International Paper Co.
   5.30%, 4/1/15..........................         2,145,000         2,096,911
Weyerhaeuser Co.
   7.375%, 3/15/32........................         2,485,000         2,701,946
                                                               ---------------
                                                                     4,798,857
                                                               ---------------
   Total Materials........................                          10,202,671
                                                               ---------------
Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.5%)
AT&T Corp.
   8.05%, 11/15/11........................         1,795,000         2,066,009
British Telecommunications plc
   8.875%, 12/15/30.......................         3,920,000         5,125,808
Citizens Communications Co.
   9.00%, 8/15/31.........................           890,000         1,038,476
Deutsche Telekom International Finance
   8.25%, 6/15/30.........................         4,925,000         6,291,333
France Telecom S.A.
   9.75%, 3/1/31..........................         1,215,000         1,614,340
Koninklijke KPN N.V.
   8.00%, 10/1/10.........................         2,680,000         3,205,995
Sprint Capital Corp.
   7.625%, 1/30/11/\......................   $     6,640,000   $     7,443,022
   8.75%, 3/15/32.........................         1,600,000         1,890,224
Telecom Italia Capital S.A.
   6.375%, 11/15/33Section................         3,565,000         3,585,085
Telefonos de Mexico S.A. de C.V.
   8.25%, 1/26/06.........................         2,960,000         3,263,637
   4.50%, 11/19/08Section.................         2,955,000         2,959,491
Verizon Global Funding Corp.
   7.375%, 9/1/12/\.......................         6,125,000         7,097,393
                                                               ---------------
                                                                    45,580,813
                                                               ---------------
Wireless Telecommunication Services (0.8%)
AT&T Wireless Services, Inc.
   8.75%, 3/1/31..........................         2,400,000         2,961,190
TELUS Corp.
   7.50%, 6/1/07..........................         4,240,000         4,745,170
Verizon Wireless Capital LLC
   5.375%, 12/15/06.......................         4,130,000         4,407,131
Vodafone Group plc
   7.875%, 2/15/30........................         2,220,000         2,727,155
                                                               ---------------
                                                                    14,840,646
                                                               ---------------
   Total Telecommunication Services.......                          60,421,459
                                                               ---------------
Utilities (1.9%)
Electric Utilities (0.9%)
Carolina Power & Light Co.
   6.50%, 7/15/12.........................         2,440,000         2,700,519
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12.........................         1,945,000         2,046,286
Columbus Southern Power Co.
   5.50%, 3/1/13/\........................           665,000           688,641
Dominion Resources, Inc.
   5.00%, 3/15/13.........................         2,665,000         2,652,584
Duke Energy Corp.
   3.75%, 3/5/08/\........................         3,180,000         3,204,874
FirstEnergy Corp.
   7.375%, 11/15/31.......................         3,310,000         3,386,054
Public Service Co. of Colorado, Inc.
   7.875%, 10/1/12........................         1,925,000         2,336,368
                                                               ---------------
                                                                    17,015,326
                                                               ---------------
Gas Utilities (0.7%)
CenterPoint Energy Resources Corp.
   6.50%, 2/1/08..........................         3,055,000         3,272,742
KeySpan Corp.
   7.25%, 11/15/05........................         7,005,000         7,633,187
NiSource Finance Corp.
   7.875%, 11/15/10.......................         2,205,000         2,622,607
                                                               ---------------
                                                                    13,528,536
                                                               ---------------
Multi - Utilities (0.3%)
MidAmerican Energy Holdings Co.
   5.875%, 10/1/12........................         1,765,000         1,850,655
Xcel Energy, Inc.
   7.00%, 12/1/10.........................         2,390,000         2,710,141
                                                               ---------------
                                                                     4,560,796
                                                               ---------------
   Total Utilities........................                          35,104,658
                                                               ---------------
Total Long-Term Debt Securities (95.4%)
   (Cost $1,716,936,737)..................                       1,743,634,991
                                                               ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (11.5%)
Credit Suisse First Boston LLC,
   1.07%, 1/2/04..........................   $    55,000,000   $    55,000,000
Deutsche Bank N.Y.,
   1.116%, 2/22/05 (l)....................        10,006,796        10,006,796
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................        15,000,000        15,000,000
   1.18%, 12/8/04 (l).....................         3,500,000         3,500,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         9,984,861         9,984,861
Lehman Brothers, Inc.,
   1.02%, 1/2/04..........................        85,000,000        85,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         2,936,699         2,936,699
Security Life of Denver Insurance Co.,
   1.27%, 2/23/04.........................         4,000,000         4,000,000
UBS Securities LLC,
   1.07%, 1/2/04..........................        10,000,000        10,000,000
Wachovia Bank N.A.,
   1.064%, 11/15/04 (l)...................        15,013,319        15,013,319
                                                               ---------------
                                                                   210,441,675
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           719,245           719,245
                                                               ---------------
U.S. Government (0.6%)
U.S. Treasury Bills
   1/2/04.................................        10,000,000         9,999,589
                                                               ---------------
U.S. Government Agencies (31.7%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................   $   278,700,000   $   278,689,292
Federal National Mortgage Association
   (Discount Note), 1/2/04................       300,000,000       299,986,668
                                                               ---------------
                                                                   578,675,960
                                                               ---------------
Total Short-Term Debt Securities (43.8%)
   (Amortized Cost $799,836,469)..........                         799,836,469
                                                               ---------------
Total Investments (139.2%)
   (Cost/Amortized Cost $2,516,773,206)                          2,543,471,460
Other Assets Less Liabilities (-39.2%)....                        (716,915,928)
                                                               ---------------
Net Assets (100%).........................                     $ 1,826,555,532
                                                               ===============

----------
/\       All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $50,131,421 or 2.74% of net assets.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.

(l)      Floating Rate Security. Rate disclosed is as of December 31, 2003.

         Glossary:
         IO   -- Interest only
         REIT -- Real Estate Investment Trust
         TBA  -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $ 7,147,527,563
U.S. Government securities..................................     1,083,074,774
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............     5,977,936,267
U.S. Government securities..................................     1,047,677,769

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    26,455,518
Aggregate gross unrealized depreciation.....................          (881,594)
                                                               ---------------
Net unrealized appreciation.................................   $    25,573,924
                                                               ===============
Federal income tax cost of investments......................   $ 2,517,897,536
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $393,925,633. This was secured by collateral of $400,862,129 of which $210,441,675 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $190,420,454 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.
                                       52

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.6%)
Apparel Retail (1.0%)
AnnTaylor Stores Corp.*...................           259,400   $    10,116,600
                                                               ---------------
Casinos & Gaming (1.8%)
Station Casinos, Inc......................           415,000        12,711,450
WMS Industries, Inc.*.....................           191,670         5,021,754
                                                               ---------------
                                                                    17,733,204
                                                               ---------------
Catalog Retail (2.1%)
MSC Industrial Direct Co., Class A........           497,500        13,681,250
Valuevision Media, Inc., Class A*.........           440,700         7,359,690
                                                               ---------------
                                                                    21,040,940
                                                               ---------------
Computer & Electronics Retail (1.5%)
CDW Corp..................................           259,800        15,006,048
                                                               ---------------
Home Improvement Retail (0.9%)
Tempur-Pedic International, Inc.*.........           586,100         9,084,550
                                                               ---------------
Hotels (0.4%)
Rare Hospitality International, Inc.*.....           177,900         4,347,876
                                                               ---------------
Media (3.4%)
Entercom Communications Corp.*............           245,200        12,985,792
Radio One, Inc., Class D*.................           532,900        10,284,970
XM Satellite Radio Holdings, Inc.,
   Class A*...............................           418,900        11,042,204
                                                               ---------------
                                                                    34,312,966
                                                               ---------------
Photographic Products (1.5%)
Scansource, Inc.*.........................           332,500        15,168,650
                                                               ---------------
Specialty Stores (3.0%)
Dick's Sporting Goods, Inc.*..............           221,700        10,787,922
Tuesday Morning Corp.*....................           235,900         7,135,975
Williams-Sonoma, Inc.*....................           332,500        11,561,025
                                                               ---------------
                                                                    29,484,922
                                                               ---------------
   Total Consumer Discretionary...........                         156,295,756
                                                               ---------------
Energy (6.2%)
Oil & Gas Drilling (1.0%)
Rowan Cos., Inc.*.........................           417,400         9,671,158
                                                               ---------------
Oil & Gas Equipment & Services (1.4%)
Cooper Cameron Corp.*.....................           311,300        14,506,580
                                                               ---------------
Oil & Gas Exploration & Production (3.8%)
Grant Prideco, Inc.*......................           931,400        12,126,828
Newfield Exploration Co.*.................           326,500        14,542,310
Noble Energy, Inc.........................           186,300         8,277,309
Whiting Petroleum Corp.*..................           193,500         3,560,400
                                                               ---------------
                                                                    38,506,847
                                                               ---------------
   Total Energy...........................                          62,684,585
                                                               ---------------
Financials (7.0%)
Banks (2.3%)
Investors Financial Services Corp.........           209,900         8,062,259
Southwest Bancorporation of Texas, Inc....           389,100        15,116,535
                                                               ---------------
                                                                    23,178,794
                                                               ---------------
Diversified Financials (4.7%)
A.G. Edwards, Inc.........................           240,500         8,713,315
Affiliated Managers Group, Inc.*..........           186,300        12,964,617
BlackRock, Inc............................           188,600        10,016,546
CapitalSource, Inc.*......................           726,300   $    15,746,184
                                                               ---------------
                                                                    47,440,662
                                                               ---------------
   Total Financials.......................                          70,619,456
                                                               ---------------
Health Care (17.4%)
Biotechnology (6.0%)
Abgenix, Inc.*............................           485,800         6,053,068
Celgene Corp.*............................           224,000        10,084,480
Geron Corp.*..............................           169,800         1,692,906
Human Genome Sciences, Inc.*..............           563,600         7,467,700
Martek Biosciences Corp.*.................           138,100         8,972,357
Nabi Biopharmaceuticals*..................           325,500         4,137,105
Neurocrine Biosciences, Inc.*.............            75,500         4,117,770
Protein Design Labs, Inc.*................           450,800         8,069,320
Telik, Inc.*..............................           415,000         9,549,150
                                                               ---------------
                                                                    60,143,856
                                                               ---------------
Health Care Equipment & Services (7.3%)
AMERIGROUP Corp.*.........................           250,000        10,662,500
Gen-Probe, Inc.*..........................           268,900         9,806,783
Henry Schein, Inc.*.......................           141,500         9,562,570
Omnicare, Inc.............................           264,100        10,666,999
OraSure Technologies, Inc.*...............           806,600         6,420,536
Stericycle, Inc.*.........................           264,400        12,347,480
Techne Corp.*.............................            80,540         3,042,801
Visx, Inc.*...............................           469,200        10,861,980
                                                               ---------------
                                                                    73,371,649
                                                               ---------------
Pharmaceuticals (4.1%)
Andrx Corp.*..............................           499,900        12,017,596
Angiotech Pharmaceuticals, Inc.*..........           195,700         9,002,200
AtheroGenics, Inc.*.......................            45,200           675,740
NPS Pharmaceuticals, Inc.*................           309,000         9,498,660
Pharmaceutical Resources, Inc.*...........           158,000        10,293,700
                                                                    41,487,896
                                                               ---------------
   Total Health Care......................                         175,003,401
                                                               ---------------
Industrials (17.6%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.*................           176,900        10,217,744
L-3 Communications Holdings, Inc.*........           275,900        14,170,224
United Defense Industries, Inc.*..........           252,300         8,043,324
                                                               ---------------
                                                                    32,431,292
                                                               ---------------
Air Freight & Couriers (0.6%)
C.H. Robinson Worldwide, Inc..............           153,320         5,812,361
                                                               ---------------
Commercial Services & Supplies (7.6%)
Career Education Corp.*...................           181,600         7,276,712
Education Management Corp.*...............           224,300         6,962,272
Expeditors International of
   Washington, Inc........................           334,805        12,608,756
Iron Mountain, Inc.*......................           253,970        10,041,974
Manpower, Inc.............................           314,000        14,783,120
Strayer Education, Inc....................           109,000        11,862,470
Werner Enterprises, Inc...................           648,475        12,638,778
                                                               ---------------
                                                                    76,174,082
                                                               ---------------
Construction & Engineering (1.7%)
Dycom Industries, Inc.*...................           650,800        17,454,456
                                                               ---------------
Electrical Equipment (1.1%)
Varian Semiconductor
   Equipment Associates, Inc.*............           252,700        11,040,463
                                                               ---------------
Machinery (2.4%)
Idex Corp.................................           351,300        14,610,567
Navistar International Corp.*.............           191,000         9,146,990
                                                               ---------------
                                                                    23,757,557
                                                               ---------------
Trading Companies & Distributors (0.9%)
Fastenal Co...............................           177,700         8,874,338
                                                               ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31,2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Trucking (0.1%)
Central Freight Lines, Inc.*..............            68,600   $     1,217,650
                                                               ---------------
   Total Industrials......................                         176,762,199
                                                               ---------------
Information Technology (27.1%)
Application Software (5.2%)
Activision, Inc.*.........................           457,400         8,324,680
Hyperion Solutions Corp.*.................           228,700         6,893,018
Informatica Corp.*........................           969,200         9,982,760
Mercury Interactive Corp.*................           308,900        15,024,896
National Instruments Corp.................           273,500        12,436,045
                                                               ---------------
                                                                    52,661,399
                                                               ---------------
Electronic Equipment & Instruments (6.1%)
Amphenol Corp., Class A*..................           283,000        18,092,190
Avocent Corp.*............................           280,600        10,247,512
MEMC Electronic Materials, Inc.*..........           988,000         9,504,560
Tektronix, Inc............................           565,900        17,882,440
Varian, Inc.*.............................           120,300         5,020,119
                                                               ---------------
                                                                    60,746,821
                                                               ---------------
Internet Software & Services (2.7%)
Cognizant Technology Solutions Corp.*.....            66,500         3,035,060
Getty Images, Inc.*.......................           290,100        14,542,713
SINA Corp.*...............................           290,000         9,787,500
                                                               ---------------
                                                                    27,365,273
                                                               ---------------
Office Electronics (1.0%)
Kronos, Inc.*.............................           241,400         9,561,854
                                                               ---------------
Semiconductor Equipment (4.7%)
Emulex Corp.*.............................           573,000        15,287,640
Exar Corp.*...............................           691,500        11,810,820
Formfactor, Inc.*.........................           477,600         9,456,480
Integrated Circuit Systems, Inc.*.........           363,100        10,344,719
                                                               ---------------
                                                                    46,899,659
                                                               ---------------
Semiconductors (4.3%)
AMIS Holdings, Inc.*......................           632,000        11,552,960
Fairchild Semiconductor International,
   Inc., Class A*.........................           563,600        14,073,092
International Rectifier Corp.*............           363,200        17,945,712
                                                               ---------------
                                                                    43,571,764
                                                               ---------------
Systems Software (2.2%)
Cognos, Inc.*.............................           384,400        11,770,328
Macrovision Corp.*........................           476,300        10,759,617
                                                               ---------------
                                                                    22,529,945
                                                               ---------------
Telecommunications Equipment (0.9%)
Advanced Fibre Communications, Inc.*......           446,400   $     8,994,960
                                                               ---------------
   Total Information Technology...........                         272,331,675
                                                               ---------------
Materials (3.8%)
Chemicals (1.5%)
Georgia Gulf Corp.........................           521,000        15,046,480
                                                               ---------------
Containers & Packaging (1.5%)
Pactiv Corp.*.............................           634,300        15,159,770
                                                               ---------------
Metals & Mining (0.8%)
International Steel Group, Inc.*..........           193,400         7,532,930
                                                               ---------------
   Total Materials........................                          37,739,180
                                                               ---------------
Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.2%)
Citadel Broadcasting Corp.*...............           525,800        11,762,146
                                                               ---------------
Wireless Telecommunication Services (1.3%)
Nextel Partners, Inc., Class A*...........           957,400        12,877,030
                                                               ---------------
   Total Telecommunication Services.......                          24,639,176
                                                               ---------------
Total Common Stocks (97.2%)
   (Cost $792,957,080)....................                         976,075,428
                                                               ---------------

                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized Cost
   $29,798,703)...........................   $    29,798,703        29,798,703
                                                               ---------------
Total Investments (100.2%)
  (Cost/Amortized Cost $822,755,783)......                       1,005,874,131
Other Assets Less Liabilities (-0.2%).....                          (2,250,297)
                                                               ---------------
Net Assets (100%).........................                     $ 1,003,623,834
                                                               ===============

----------
*    Non-income producing.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $   954,143,346
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............       869,041,962

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $   181,742,880
Aggregate gross unrealized depreciation.....................        (8,560,564)
                                                               ---------------
Net unrealized appreciation.................................   $   173,182,316
                                                               ===============
Federal income tax cost of investments......................   $   832,691,815
                                                               ===============

For the year ended December 31, 2003, the Portfolio incurred approximately $3,355 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $246,968,800 of which $1,263,583 expires in the year 2008, $49,444,569 expires in the year 2009, and $196,260,648 expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $25,120,556 during 2003.

Included in the capital loss carryforward amounts at December 31, 2003 are $4,059,180 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.
                                       55

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (2.7%)
American Axle & Manufacturing
   Holdings, Inc.*........................           170,300   $     6,883,526
Autoliv, Inc..............................           210,200         7,914,030
Cooper Tire & Rubber Co...................           185,400         3,963,852
Dana Corp.................................           240,922         4,420,919
Delphi Corp...............................           484,700         4,948,787
Lear Corp.................................           102,300         6,274,059
Magna International, Inc., Class A........            91,400         7,316,570
                                                               ---------------
                                                                    41,721,743
                                                               ---------------
Automobiles (1.1%)
General Motors Corp.......................           284,100        15,170,940
PACCAR, Inc...............................            24,900         2,119,488
                                                               ---------------
                                                                    17,290,428
                                                               ---------------
Department Stores (2.0%)
Federated Department
   Stores, Inc............................           185,400         8,737,902
May Department Stores Co..................           324,850         9,443,389
Sears, Roebuck & Co./\....................           273,800        12,455,162
                                                               ---------------
                                                                    30,636,453
                                                               ---------------
Home Improvement Retail (0.3%)
Sherwin-Williams Co.......................           122,650         4,260,861
                                                               ---------------
Household Durables (1.4%)
D.R. Horton, Inc..........................            32,100         1,388,646
Fortune Brands, Inc.......................            41,400         2,959,686
Pulte Homes, Inc..........................           109,700        10,270,114
Whirlpool Corp............................           101,500         7,373,975
                                                               ---------------
                                                                    21,992,421
                                                               ---------------
Media (2.6%)
Comcast Corp., Class A*/\.................           666,338        21,902,530
Liberty Media Corp., Class A*.............            59,700           709,833
Time Warner, Inc.*........................           707,000        12,718,930
Viacom, Inc., Class B.....................            61,900         2,747,122
Walt Disney Co............................            85,100         1,985,383
                                                               ---------------
                                                                    40,063,798
                                                               ---------------
Restaurants (0.8%)
McDonald's Corp...........................           474,200        11,774,386
                                                               ---------------
Specialty Stores (0.4%)
AutoNation, Inc.*.........................           269,500         4,950,715
Foot Locker, Inc..........................            13,200           309,540
                                                               ---------------
                                                                     5,260,255
                                                               ---------------
Textiles & Apparel (1.5%)
Liz Claiborne, Inc........................           137,400         4,872,204
Mohawk Industries, Inc.*..................            97,100         6,849,434
Reebok International Ltd..................           149,500         5,878,340
V.F. Corp.................................           139,100         6,014,684
                                                               ---------------
                                                                    23,614,662
                                                               ---------------
   Total Consumer Discretionary...........                         196,615,007
                                                               ---------------
Consumer Staples (4.6%)
Food Distributors (0.3%)
SUPERVALU, Inc............................           161,200         4,608,708
                                                               ---------------
Food Products (3.2%)
Altria Group, Inc.........................           576,400        31,367,688
Archer-Daniels-Midland Co.................           264,495         4,025,614
Sara Lee Corp.............................           311,100         6,753,981
UST, Inc..................................           218,700         7,805,403
                                                               ---------------
                                                                    49,952,686
                                                               ---------------
Food Retail (0.8%)
Kroger Co.*...............................           166,200         3,076,362
Safeway, Inc.*............................           385,400         8,444,114
                                                               ---------------
                                                                    11,520,476
                                                               ---------------
Household Products (0.3%)
Procter & Gamble Co.......................            44,200         4,414,696
                                                               ---------------
   Total Consumer Staples.................                          70,496,566
                                                               ---------------
Energy (9.3%)
Integrated Oil & Gas (8.9%)
BP plc (ADR)..............................            99,800         4,925,130
ChevronTexaco Corp........................           307,200        26,539,008
ConocoPhillips............................           317,797        20,837,949
Exxon Mobil Corp..........................         1,531,982        62,811,262
Marathon Oil Co...........................           327,800        10,846,902
Occidental Petroleum Corp.................           287,800        12,156,672
                                                               ---------------
                                                                   138,116,923
                                                               ---------------
Oil & Gas Refining & Marketing (0.4%)
Valero Energy Corp........................           122,800         5,690,552
                                                               ---------------
   Total Energy...........................                         143,807,475
                                                               ---------------
Financials (33.9%)
Banks (14.6%)
AmSouth Bancorp...........................           204,000         4,998,000
Astoria Financial Corp....................           178,900         6,655,080
Bank of America Corp......................           493,284        39,674,832
Bank One Corp.............................           233,850        10,661,221
Comerica, Inc.............................           186,300        10,443,978
FleetBoston Financial Corp................           493,106        21,524,077
Golden West Financial Corp................            98,500        10,164,215
Huntington Bancshares, Inc................           258,000         5,805,000
KeyCorp...................................           369,100        10,822,012
National City Corp........................           297,375        10,092,908
PNC Financial Services Group, Inc.........            26,500         1,450,345
Regions Financial Corp....................           202,200         7,521,840
SouthTrust Corp...........................           156,900         5,135,337
U.S. Bancorp..............................           793,800        23,639,364
UnionBanCal Corp..........................            85,400         4,913,916
Wachovia Corp.............................           505,800        23,565,222
Washington Mutual, Inc....................           419,600        16,834,352
Wells Fargo & Co..........................           202,100        11,901,669
                                                               ---------------
                                                                   225,803,368
                                                               ---------------
Diversified Financials (10.9%)
Bear Stearns Cos., Inc....................            85,000         6,795,750
Citigroup, Inc............................         1,496,666        72,648,168
Countrywide Financial Corp................            67,066         5,086,956
Fannie Mae................................            92,050         6,909,273
Freddie Mac...............................            93,400         5,447,088
Goldman Sachs Group, Inc..................           154,800        15,283,404
J.P. Morgan Chase & Co....................           454,140        16,680,562
Lehman Brothers Holdings, Inc.............           155,600        12,015,432
Merrill Lynch & Co., Inc..................           200,900        11,782,785
Morgan Stanley............................           254,800        14,745,276
                                                               ---------------
                                                                   167,394,694
                                                               ---------------
Insurance (8.4%)
Ace Ltd...................................            73,200         3,031,944
Allstate Corp.............................           365,000        15,702,300
American International Group, Inc.........           154,892        10,266,242
Chubb Corp................................           156,400        10,650,840
Hartford Financial Services Group, Inc....           208,900        12,331,367
Jefferson-Pilot Corp......................           185,600         9,400,640
John Hancock Financial Services, Inc......           247,800         9,292,500
MBIA, Inc.................................           162,500         9,624,875
Metlife, Inc..............................           317,200        10,680,124
MGIC Investment Corp......................           151,700         8,637,798
Renaissance Reinsurance Holdings Ltd......            54,000         2,648,700

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
St. Paul Cos., Inc........................           214,666   $     8,511,507
Torchmark Corp............................            80,200         3,652,308
Travelers Property Casualty
   Corp., Class A.........................           459,456         7,709,672
Travelers Property Casualty
   Corp., Class B.........................            52,919           898,035
XL Capital Ltd., Class A..................            83,800         6,498,690
                                                               ---------------
                                                                   129,537,542
                                                               ---------------
   Total Financials.......................                         522,735,604
                                                               ---------------
Health Care (4.0%)
Health Care Equipment & Services (1.2%)
Aetna, Inc................................            40,600         2,743,748
Becton, Dickinson & Co....................            55,400         2,279,156
Guidant Corp..............................           116,700         7,025,340
Humana, Inc.*.............................           287,000         6,557,950
Medco Health Solutions, Inc.*.............                 1                34
                                                               ---------------
                                                                    18,606,228
                                                               ---------------
Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co...................           150,700         4,310,020
GlaxoSmithKline plc (ADR)/\...............           167,900         7,827,498
Merck & Co., Inc..........................           393,100        18,161,220
Pfizer, Inc...............................           221,420         7,822,769
Wyeth.....................................           122,450         5,198,002
                                                               ---------------
                                                                    43,319,509
                                                               ---------------
   Total Health Care......................                          61,925,737
                                                               ---------------
Industrials (7.5%)
Aerospace & Defense (0.9%)
Goodrich Corp.............................           281,300         8,351,797
Martin Marietta Materials, Inc............           123,800         5,814,886
                                                               ---------------
                                                                    14,166,683
                                                               ---------------
Building Products (0.5%)
Masco Corp................................           259,500         7,112,895
                                                               ---------------
Commercial Services & Supplies (0.8%)
Allied Waste Industries, Inc.*/\..........            34,500           478,860
Cendant Corp.*............................           218,200         4,859,314
R.R. Donnelley & Sons Co..................           208,300         6,280,245
                                                               ---------------
                                                                    11,618,419
                                                               ---------------
Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A...........            95,100         5,509,143
Hubbell, Inc., Class B/\..................            97,300         4,290,930
Rockwell Automation, Inc..................            47,100         1,676,760
                                                               ---------------
                                                                    11,476,833
                                                               ---------------
Industrial Conglomerates (1.2%)
Textron, Inc..............................           181,000        10,327,860
Tyco International Ltd....................           302,300         8,010,950
                                                               ---------------
                                                                    18,338,810
                                                               ---------------
Machinery (1.5%)
Caterpillar, Inc..........................            86,200         7,156,324
Eaton Corp................................            88,500         9,556,230
Parker-Hannifin Corp......................           110,600         6,580,700
                                                               ---------------
                                                                    23,293,254
                                                               ---------------
Railroads (1.7%)
Burlington Northern Santa Fe Corp.........           266,500         8,621,275
CSX Corp..................................           237,100         8,521,374
Norfolk Southern Corp.....................           366,700         8,672,455
                                                               ---------------
                                                                    25,815,104
                                                               ---------------
Trading Companies & Distributors (0.1%)
Genuine Parts Co..........................            64,100         2,128,120
                                                               ---------------
Trucking (0.1%)
BorgWarner, Inc...........................            20,700         1,760,949
                                                               ---------------
   Total Industrials......................                         115,711,067
                                                               ---------------
Information Technology (7.8%)
Computer Hardware (2.5%)
Hewlett-Packard Co........................         1,200,401        27,573,211
International Business Machines Corp......           118,900        11,019,652
                                                               ---------------
                                                                    38,592,863
                                                               ---------------
Computer Storage & Peripherals (0.1%)
Quantum Corp.*/\..........................           194,300           606,216
                                                               ---------------
Electronic Equipment & Instruments (2.3%)
Arrow Electronics, Inc.*..................           116,400         2,693,496
Avnet, Inc.*..............................           233,900         5,066,274
Flextronics International Ltd.*...........           517,200         7,675,248
Ingram Micro, Inc., Class A*..............           227,800         3,622,020
Sanmina-SCI Corp.*........................           440,400         5,553,444
Solectron Corp.*/\........................         1,155,500         6,829,005
Tech Data Corp.*/\........................            81,200         3,222,828
Vishay Intertechnology, Inc.*/\...........            48,300         1,106,070
                                                               ---------------
                                                                    35,768,385
                                                               ---------------
IT Consulting & Services (0.5%)
Electronic Data Systems Corp..............           335,800         8,240,532
                                                               ---------------
Telecommunications Equipment (2.4%)
ADC Telecommunications, Inc.*/\...........         1,172,000         3,480,840
Corning, Inc.*............................         1,396,800        14,568,624
Lucent Technologies, Inc.*/\..............         1,127,300         3,201,532
Nortel Networks Corp.*/\..................         2,928,300        12,386,709
Tellabs, Inc.*............................           427,500         3,603,825
                                                               ---------------
                                                                    37,241,530
                                                               ---------------
   Total Information Technology...........                         120,449,526
                                                               ---------------
Materials (5.4%)
Chemicals (3.1%)
Ashland, Inc..............................           171,700         7,565,102
Cabot Corp................................            93,900         2,989,776
Dow Chemical Co...........................           357,000        14,840,490
DuPont (E.I.) de Nemours & Co.............           157,900         7,246,031
Lubrizol Corp.............................           129,600         4,214,592
Monsanto Co...............................           265,700         7,646,846
PPG Industries, Inc.......................            51,000         3,265,020
                                                               ---------------
                                                                    47,767,857
                                                               ---------------
Containers & Packaging (0.3%)
Owens-Illinois, Inc.*/\...................            68,400           813,276
Smurfit-Stone Container Corp.*............           215,100         3,994,407
                                                               ---------------
                                                                     4,807,683
                                                               ---------------
Metals & Mining (1.1%)
Alcan, Inc................................           163,500         7,676,325
Alcoa, Inc................................           229,700         8,728,600
                                                               ---------------
                                                                    16,404,925
                                                               ---------------
Paper & Forest Products (0.9%)
Georgia-Pacific Corp......................           349,765        10,727,293
Temple-Inland, Inc........................            45,300         2,838,951
                                                               ---------------
                                                                    13,566,244
                                                               ---------------
   Total Materials........................                          82,546,709
                                                               ---------------
Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.7%)
BellSouth Corp............................           531,300        15,035,790
Qwest Communications
   International, Inc.*...................         1,375,200         5,940,864
SBC Communications, Inc...................           452,542        11,797,770
Sprint Corp. (FON Group)/\................           668,300        10,973,486
Verizon Communications, Inc...............           381,236        13,373,759
                                                               ---------------
                                                                    57,121,669
                                                               ---------------

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Wireless Telecommunication Services (0.4%)
Sprint Corp. (PCS Group)*.................           909,300   $     5,110,266
                                                               ---------------
   Total Telecommunication Services.......                          62,231,935
                                                               ---------------
Utilities (6.7%)
Electric Utilities (5.4%)
Ameren Corp...............................           126,400         5,814,400
American Electric Power, Inc..............           372,600        11,368,026
Cinergy Corp..............................           146,600         5,689,546
Constellation Energy Group, Inc...........           170,400         6,672,864
Edison International*.....................            27,800           609,654
Entergy Corp..............................           175,400        10,020,602
Exelon Corp...............................           184,200        12,223,512
FirstEnergy Corp..........................           289,200        10,179,840
Northeast Utilities.......................           319,300         6,440,281
PG&E Corp.*...............................           113,700         3,157,449
PPL Corp..................................           134,300         5,875,625
TXU Corp..................................           194,300         4,608,796
Wisconsin Energy Corp.....................            45,400         1,518,630
                                                               ---------------
                                                                    84,179,225
                                                               ---------------
Gas Utilities (0.5%)
Sempra Energy.............................           250,600         7,533,036
                                                               ---------------
Multi - Utilities (0.8%)
Alliant Energy Corp./\....................           271,900         6,770,310
Puget Energy, Inc.........................            24,650           585,930
Williams Cos., Inc........................           141,100         1,385,602
Xcel Energy, Inc..........................           184,200         3,127,716
                                                               ---------------
                                                                    11,869,558
                                                               ---------------
   Total Utilities........................                         103,581,819
                                                               ---------------
Total Common Stocks (96.1%)
   (Cost $1,270,491,719)..................                       1,480,101,445
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (2.3%)
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................   $     2,000,000   $     2,000,000
   1.18%, 12/8/04 (l).....................         1,500,000         1,500,000
Morgan Stanley,
   1.02%, 1/2/04..........................        27,167,267        27,167,267
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         4,500,000         4,500,000
                                                               ---------------
                                                                    35,167,267
                                                               ---------------
Time Deposit (5.2%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        80,328,345        80,328,345
                                                               ---------------
Total Short-Term Debt Securities (7.5%)
   (Amortized Cost $115,495,612)..........                         115,495,612
                                                               ---------------
Total Investments (103.6%)
   (Cost/Amortized Cost $1,385,987,331)                          1,595,597,057
Other Assets Less Liabilities (-3.6%).....                         (55,066,440)
                                                               ---------------
Net Assets (100%).........................                     $ 1,540,530,617
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    631,249,773
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        227,222,541

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    241,121,294
Aggregate gross unrealized depreciation.....................        (31,841,690)
                                                               ----------------
Net unrealized appreciation.................................   $    209,279,604
                                                               ================
Federal income tax cost of investments......................   $  1,386,317,453
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $34,615,784. This was secured by collateral of $35,167,267 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $772,261 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $32,354,528 of which $19,967,529 expires in the year 2010 and $12,386,999 expires in the year 2011.

                       See Notes to Financial Statements.
                                       58

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (13.7%)
Automobiles (1.1%)
Harley-Davidson, Inc......................             7,425   $       352,910
                                                               ---------------
Computer & Electronics Retail (1.5%)
Best Buy Co., Inc.........................             9,800           511,952
                                                               ---------------
Department Stores (1.9%)
Kohl's Corp.*.............................            14,600           656,124
                                                               ---------------
Home Improvement Retail (4.4%)
Home Depot, Inc...........................            13,800           489,762
Lowe's Cos., Inc..........................            17,700           980,403
                                                               ---------------
                                                                     1,470,165
                                                               ---------------
Internet Retail (1.3%)
eBay, Inc.*...............................             6,700           432,753
                                                               ---------------
Specialty Stores (2.7%)
Staples, Inc.*............................            33,400           911,820
                                                               ---------------
Textiles & Apparel (0.8%)
Reebok International Ltd..................             7,200           283,104
                                                               ---------------
   Total Consumer Discretionary...........                           4,618,828
                                                               ---------------
Consumer Staples (5.5%)
Drug Retail (2.2%)
CVS Corp..................................            20,500           740,460
                                                               ---------------
Food Distributors (1.9%)
SYSCO Corp................................            17,450           649,664
                                                               ---------------
Food Retail (0.5%)
Panera Bread Co., Class A*................             4,300           169,979
                                                               ---------------
Household Products (0.9%)
Church & Dwight Co., Inc..................             7,800           308,880
                                                               ---------------
   Total Consumer Staples.................                           1,868,983
                                                               ---------------
Energy (0.6%)
Oil & Gas Equipment & Services (0.6%)
Smith International, Inc.*................             4,800           199,296
                                                               ---------------
Financials (15.7%)
Banks (3.4%)
First Tennessee National Corp.............             3,800           167,580
Wells Fargo & Co..........................            16,700           983,463
                                                               ---------------
                                                                     1,151,043
                                                               ---------------
Diversified Financials (7.1%)
American Express Co.......................            11,500           554,645
Goldman Sachs Group, Inc..................             6,550           646,681
Legg Mason, Inc...........................             9,800           756,364
T. Rowe Price Group, Inc..................             9,200           436,172
                                                               ---------------
                                                                     2,393,862
                                                               ---------------
Insurance (5.2%)
AFLAC, Inc................................             9,500           343,710
American International Group, Inc.........             9,975           661,143
Chubb Corp................................             5,500           374,550
Safeco Corp...............................             9,500           369,835
                                                               ---------------
                                                                     1,749,238
                                                               ---------------
   Total Financials.......................                           5,294,143
                                                               ---------------
Health Care (13.7%)
Biotechnology (2.3%)
Amgen, Inc.*..............................            12,300           760,140
                                                               ---------------
Health Care Equipment & Services (7.9%)
Boston Scientific Corp.*..................            10,200           374,952
Cardinal Health, Inc......................             4,375           267,575
Caremark Rx, Inc.*........................             3,800            96,254
Health Management Associates, Inc.,
   Class A................................            16,725   $       401,400
Quest Diagnostics, Inc.*..................             8,750           639,712
St. Jude Medical, Inc.*...................             4,800           294,480
Stryker Corp..............................             4,625           393,171
Zimmer Holdings, Inc.*....................             2,955           208,032
                                                               ---------------
                                                                     2,675,576
                                                               ---------------
Pharmaceuticals (3.5%)
Forest Laboratories, Inc.*................             5,600           346,080
Pfizer, Inc...............................            24,075           850,570
                                                               ---------------
                                                                     1,196,650
                                                               ---------------
   Total Health Care......................                           4,632,366
                                                               ---------------
Industrials (8.1%)
Commercial Services & Supplies (4.5%)
CheckFree Corp.*..........................            20,600           569,590
Manpower, Inc.............................            20,500           965,140
                                                               ---------------
                                                                     1,534,730
                                                               ---------------
Machinery (1.6%)
Illinois Tool Works, Inc..................             1,975           165,722
SPX Corp.*................................             6,200           364,622
                                                               ---------------
                                                                       530,344
                                                               ---------------
Trading Companies & Distributors (1.6%)
Fastenal Co...............................             7,090           354,075
Grainger (W.W.), Inc......................             3,900           184,821
                                                               ---------------
                                                                       538,896
                                                               ---------------
Trucking (0.4%)
Swift Transportation Co., Inc.*...........             6,700           140,834
                                                               ---------------
   Total Industrials......................                           2,744,804
                                                               ---------------
Information Technology (35.3%)
Application Software (1.8%)
Synopsys, Inc.*...........................            18,300           617,808
                                                               ---------------
Computer Hardware (4.6%)
Dell, Inc.*...............................            16,900           573,924
International Business Machines Corp......            10,525           975,457
                                                               ---------------
                                                                     1,549,381
                                                               ---------------
Computer Storage & Peripherals (1.8%)
Network Appliance, Inc.*..................            29,900           613,847
                                                               ---------------
Electronic Equipment & Instruments (4.6%)
Avnet, Inc.*..............................            28,100           608,646
Gentex Corp...............................             4,600           203,136
Jabil Circuit, Inc.*......................            17,000           481,100
Molex, Inc................................             7,200           251,208
                                                               ---------------
                                                                     1,544,090
                                                               ---------------
IT Consulting & Services (3.1%)
First Data Corp...........................            17,400           714,966
Fiserv, Inc.*.............................             8,375           330,896
                                                               ---------------
                                                                     1,045,862
                                                               ---------------
Networking Equipment (2.1%)
Cisco Systems, Inc.*......................            28,525           692,872
                                                               ---------------
Semiconductor Equipment (3.5%)
Applied Materials, Inc.*..................            13,525           303,637
Cymer, Inc.*..............................             5,200           240,188
Lam Research Corp.*.......................            12,100           390,830
Novellus Systems, Inc.*...................             5,500           231,275
                                                               ---------------
                                                                     1,165,930
                                                               ---------------
Semiconductors (9.6%)
Altera Corp.*.............................            27,500           624,250
Analog Devices, Inc.*.....................            13,600           620,840
Intel Corp................................            19,200           618,240
Texas Instruments, Inc....................            25,200           740,376
Xilinx, Inc.*.............................            16,800           650,832
                                                               ---------------
                                                                     3,254,538
                                                               ---------------

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Systems Software (4.2%)
Adobe Systems, Inc........................            13,200   $       518,760
Fair, Issac Corp..........................             6,400           314,624
Microsoft Corp............................            21,600           594,864
                                                               ---------------
                                                                     1,428,248
                                                               ---------------
   Total Information Technology...........                          11,912,576
                                                               ---------------
Materials (0.9%)
Chemicals (0.9%)
Airgas, Inc...............................            14,200           305,016
                                                               ---------------
Telecommunication Services (4.3%)
Diversified Telecommunication
   Services (0.9%)
CenturyTel, Inc...........................             9,750           318,045
                                                               ---------------
Wireless Telecommunication Services (3.4%)
Nextel Communications, Inc., Class A*                 19,700           552,782
Nextel Partners, Inc., Class A*...........            43,600           586,420
                                                               ---------------
                                                                     1,139,202
                                                               ---------------
   Total Telecommunication Services.......                           1,457,247
                                                               ---------------
Total Common Stocks (97.8%)
   (Cost $27,788,283).....................                          33,033,259
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized Cost $681,323)   $       681,323   $       681,323
                                                               ---------------
Total Investments (99.8%)
   (Cost/Amortized Cost $28,469,606)......                          33,714,582
Other Assets Less Liabilities (0.2%)......                              61,518
                                                               ---------------
Net Assets (100%).........................                     $    33,776,100
                                                               ===============

----------
*    Non-income producing.

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $     27,441,449
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         10,646,771

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $      5,201,675
Aggregate gross unrealized depreciation.....................           (176,523)
                                                               ----------------
Net unrealized appreciation.................................   $      5,025,152
                                                               ================
Federal income tax cost of investments......................   $     28,689,430
                                                               ================

The Portfolio has a net capital loss carryforward of $2,940,847 of which $405,037 expires in the year 2009, $2,322,620 expires in the year 2010, and $213,190 expires in the year 2011.

                       See Notes to Financial Statements.
                                       60

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number            Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Australia (2.5%)
Alumina Ltd...............................           137,800   $       682,132
Amcor Ltd.................................            73,500           457,426
Australia & New Zealand Banking
   Group Ltd..............................           105,681         1,407,774
BHP Billiton Ltd..........................            85,903           788,980
Brambles Industries Ltd...................            14,800            58,877
Foster's Group Ltd........................           393,867         1,335,414
National Australia Bank Ltd...............            51,729         1,167,306
News Corp. Ltd............................            54,523           492,553
QBE Insurance Group Ltd./\Section.........            52,735           421,171
Wesfarmers Ltd............................            31,800           634,692
WMC Resources Ltd.*/\.....................           113,100           479,761
Woolworths Ltd............................           107,309           954,052
                                                               ---------------
                                                                     8,880,138
                                                               ---------------
Brazil (0.3%)
Cia Vale do Rio Doce (ADR)................             4,000           234,000
Cia Vale do Rio Doce (Special ADR)/\......            14,000           721,140
                                                               ---------------
                                                                       955,140
                                                               ---------------
Canada (4.3%)
Abitibi-Consolidated, Inc./\..............           146,800         1,178,035
Alcan, Inc................................            21,900         1,026,491
BCE, Inc..................................            55,400         1,238,971
Bombardier, Inc., Class B/\(b)............           590,600         2,499,967
Great-West Lifeco, Inc....................            14,000           492,938
Inco Ltd.*................................            25,300         1,011,217
Manulife Financial Corp...................            15,800           511,689
National Bank of Canada/\.................            19,200           640,966
Placer Dome, Inc..........................            28,500           511,004
Suncor Energy, Inc./\.....................            45,700         1,149,352
TELUS Corp................................            46,000           861,443
Thomson Corp./\...........................           117,900         4,295,401
                                                               ---------------
                                                                    15,417,474
                                                               ---------------
Denmark (0.4%)
Novo-Nordisk A/S, Class B.................            26,200         1,067,413
TDC A/S...................................             9,100           328,350
                                                               ---------------
                                                                     1,395,763
                                                               ---------------
Finland (1.0%)
Nokia OYJ.................................           162,900         2,817,052
UPM-Kymmene OYJ...........................            41,400           789,566
                                                               ---------------
                                                                     3,606,618
                                                               ---------------
France (11.0%)
Accor S.A.................................            43,400         1,965,262
BNP Paribas S.A...........................            91,200         5,742,563
Bouygues S.A.Section......................            51,330         1,794,737
Carrefour S.A./\..........................            16,900           927,709
Essilor International S.A.................            18,800           972,250
France Telecom S.A.*......................            63,600         1,817,831
Groupe Danone.............................            13,700         2,236,100
L'Air Liquide S.A./\......................            12,325         2,176,463
L'Oreal S.A...............................            16,100         1,320,005
Renault S.A./\............................            49,700         3,429,099
Sanofi-Synthelabo S.A.....................           148,200        11,159,864
Schneider Electric S.A....................            22,600         1,479,491
Societe Generale*.........................             9,000           794,652
Vivendi Universal S.A.*/\.................           140,800         3,422,321
                                                               ---------------
                                                                    39,238,347
                                                               ---------------
Germany (5.4%)
Allianz AG................................            21,300         2,689,367
Bayerische Motoren Werke (BMW) AG.........            22,800         1,062,639
DaimlerChrysler AG........................            44,000   $     2,059,031
Deutsche Bank AG (Registered).............            34,200         2,842,810
Deutsche Boerse AG........................             8,952           491,186
Deutsche Telekom AG (Registered)*.........            34,300           629,064
Epcos AG*.................................             6,800           154,304
Infineon Technologies AG*/\...............            57,100           798,737
Infineon Technologies AG (ADR)*...........             2,200            30,162
Metro AG..................................            11,400           503,280
Muenchener Rueckversicherungs-
   Gesellschaft AG (Registered)(b)........            17,128         2,091,742
SAP AG....................................            12,900         2,177,119
SAP AG (ADR)..............................             1,900            78,964
Siemens AG/\..............................            42,900         3,452,346
ThyssenKrupp AG/\.........................            20,500           405,966
TUI AG/\..................................             5,700           119,349
                                                               ---------------
                                                                    19,586,066
                                                               ---------------
Hong Kong (2.0%)
Cheung Kong (Holdings) Ltd................           116,000           922,639
China Mobile (Hong Kong) Ltd..............           114,000           350,211
Hang Lung Properties Ltd./\...............           740,000           948,400
Hang Seng Bank Ltd........................            57,000           748,879
Hong Kong Land Holdings Ltd...............           402,000           683,400
Hutchison Whampoa International Ltd.......            69,900           515,454
Johnson Electric Holdings Ltd.............           246,000           313,695
Li & Fung Ltd.............................           835,000         1,430,457
Sun Hung Kai Properties Ltd...............            76,000           628,961
Swire Pacific Ltd., Class A...............           101,000           623,152
                                                               ---------------
                                                                     7,165,248
                                                               ---------------
Ireland (0.3%)
CRH plc...................................            49,882         1,022,430
                                                               ---------------
Italy (0.7%)
Assicurazioni Generali S.p.A..............             9,100           241,044
ENI S.p.A.................................            91,550         1,727,533
UniCredito Italiano S.p.A.................            90,300           487,493
                                                               ---------------
                                                                     2,456,070
                                                               ---------------
Japan (20.1%)
Advantest Corp./\.........................            13,400         1,062,797
Aeon Co., Ltd.............................            70,000         2,344,873
Aiful Corp................................             6,900           504,768
Canon, Inc................................            36,000         1,676,215
Chugai Pharmaceutical Co., Ltd............            34,500           496,076
Dai Nippon Printing Co., Ltd..............            47,000           660,026
Daiwa House Industry Co., Ltd.............            65,000           691,425
Daiwa Securities Group, Inc...............            77,000           523,775
Fanuc Ltd.................................            22,300         1,335,878
Fuji Photo Film Co., Ltd..................            21,000           677,988
Hirose Electric Co., Ltd..................            13,700         1,572,362
Honda Motor Co., Ltd......................            15,600           692,880
Hoya Corp.................................            19,000         1,744,518
Japan Airlines System Corp................           121,000           319,520
Kansai Electric Power Co., Inc............            79,900         1,400,132
Keyence Corp..............................             2,800           590,202
Konica Minolta Holdings, Inc..............            29,000           389,932
Millea Holdings, Inc......................               122         1,593,730
Mitsubishi Corp...........................           152,000         1,611,197
Mitsubishi Estate Co., Ltd................           260,000         2,464,869
Mitsubishi Heavy Industries Ltd...........           147,000           408,752
Mitsubishi Motors Corp.*/\................           161,000           329,001
Mitsubishi Tokyo Finance Group, Inc.......                88           686,461
Mitsui Fudosan Co., Ltd./\................           107,000           966,464

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                 Number            Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd........           235,000   $     1,929,645
Murata Manufacturing Co., Ltd.............            18,600         1,004,889
NEC Corp./\...............................           597,000         4,395,195
NEC Electronics Corp.*(b).................               500            36,577
Nidec Corp./\.............................            10,400           992,741
Nikko Cordial Corp./\.....................           121,000           674,041
Nikon Corp.*/\............................            95,000         1,432,490
Nintendo Ltd..............................            13,300         1,241,019
Nippon Steel Corp./\......................           494,000         1,060,185
Nissan Motor Co., Ltd.....................           233,000         2,661,118
Nissin Food Products Co., Ltd./\..........             1,000            24,914
Nitto Denko Corp..........................            32,300         1,717,925
Nomura Holdings, Inc......................            87,000         1,481,525
NTT DoCoMo, Inc.(b).......................               170           385,462
Orix Corp.(b).............................            14,800         1,223,551
Ricoh Co., Ltd............................            46,000           907,810
Rohm Co., Ltd.............................            22,500         2,636,932
Sankyo Co., Ltd...........................            91,000         1,710,973
Sekisui House Ltd.........................           166,000         1,714,678
Shimamura Co., Ltd........................            10,800           733,638
Shin-Etsu Chemical Co., Ltd...............            19,000           776,523
Shionogi & Co., Ltd.......................            51,000           949,855
SMC Corp..................................            16,500         2,053,840
Softbank Corp.............................             7,200           220,360
Sompo Japan Insurance, Inc................            81,800           672,444
Sony Corp.................................            26,300           910,451
Sumitomo Chemical Co., Ltd................           278,000         1,146,552
Sumitomo Forestry Co. Ltd.................            35,000           296,212
Suzuki Motor Co., Ltd.....................           140,000         2,071,848
Tokyo Electron Ltd........................            43,700         3,319,194
Toray Industries, Inc.....................           144,000           601,960
Tostem Inax Holding Corp..................            39,000           753,289
Toyota Motor Corp.........................            56,000         1,891,574
Uni-Charm Corp............................             7,800           383,559
Vodafone Holdings K.K.....................               201           538,276
Yahoo Japan Corp.*/\......................               102         1,370,533
Yamanouchi Pharmaceutical Co., Ltd........            21,000           652,515
Yamato Transport Co., Ltd.................            39,000           459,252
                                                               ---------------
                                                                    71,777,386
                                                               ---------------
Luxembourg (0.2%)
SES Global (FDR)..........................            58,000           585,267
                                                               ---------------
Mexico (0.5%)
America Movil S.A. de CV (ADR)............            21,800           596,012
Telefonos de Mexico S.A.,
   Class L (ADR)..........................            32,500         1,073,475
                                                               ---------------
                                                                     1,669,487
                                                               ---------------
Netherlands (9.6%)
ABN Amro Holdings N.V.....................           208,983         4,889,802
Aegon N.V.................................           157,678         2,332,950
ASML Holding N.V.*........................            17,400           345,015
Heineken Holding N.V......................            14,275           488,497
Heineken N.V..............................           113,100         4,306,873
ING Groep N.V. (CVA)......................           107,645         2,510,540
Koninklijke (Royal) Philips
   Electronics N.V........................            63,900         1,865,899
Koninklijke (Royal) Philips
   Electronics N.V. (N.Y. shares).........             2,100            61,089
Koninklijke Numico N.V. (CVA)*............            24,700           682,615
Reed Elsevier N.V.........................            13,900           172,698
Royal Dutch Petroleum Co..................           176,900         9,326,968
Royal Dutch Petroleum Co.
   (N.Y. shares)..........................            16,200           848,718
Royal KPN N.V.*...........................           456,400         3,523,169
TPG N.V...................................            28,100           658,195
Unilever N.V. (CVA).......................            22,400   $     1,464,985
VNU N.V...................................            32,414         1,024,181
                                                               ---------------
                                                                    34,502,194
                                                               ---------------
Norway (1.6%)
DNB NOR ASA/\.............................           108,700           725,451
Norsk Hydro ASA...........................            49,000         3,023,464
Statoil ASA...............................           177,700         1,996,614
                                                               ---------------
                                                                     5,745,529
                                                               ---------------
Russia (0.1%)
YUKOS (ADR)/\.............................            10,700           455,820
                                                               ---------------
Singapore (1.1%)
DBS Group Holdings Ltd. (ADR) (b).........           120,000         1,038,684
Singapore Airlines Ltd....................            88,000           580,345
Singapore Press Holdings Ltd..............             5,000            55,644
Singapore Technologies
   Engineering Ltd........................           300,000           360,360
Singapore Telecommunications Ltd.
   Section................................         1,265,600         1,460,623
United Overseas Bank Ltd..................            46,000           357,534
                                                               ---------------
                                                                     3,853,190
                                                               ---------------
South Africa (0.2%)
Anglo American plc........................            27,500           594,198
                                                               ---------------
South Korea (0.9%)
Samsung Electronics Co., Ltd..............             1,450           548,846
Samsung Electronics Co., Ltd. (GDR).......            10,360         1,947,680
Samsung Electronics Co., Ltd.
   (Non-Voting)...........................             4,210           867,441
                                                               ---------------
                                                                     3,363,967
                                                               ---------------
Spain (3.0%)
Banco Bilbao Vizcaya Argentaria S.A./\....           314,300         4,341,051
Inditex S.A./\............................           115,900         2,353,671
Repsol YPF S.A............................            42,200           822,921
Telefonica S.A............................           232,358         3,411,512
                                                               ---------------
                                                                    10,929,155
                                                               ---------------
Sweden (1.4%)
Assa Abloy AB.............................           146,000         1,734,883
ForeningsSparbanken AB....................           114,400         2,249,746
Sandvik AB/\..............................            22,000           758,273
Svenska Handelsbanken AB, Class A.........            15,000           306,450
                                                               ---------------
                                                                     5,049,352
                                                               ---------------
Switzerland (9.6%)
ABB Ltd.*/\...............................           152,639           773,840
Companhie Financiere Richemont
   AG, Class A............................           147,117         3,532,949
Credit Suisse Group.......................            20,502           750,124
Holcim Ltd. (Registered)..................            61,102         2,845,745
Nestle S.A. (Registered)..................            17,911         4,475,034
Novartis AG (Registered)..................           145,917         6,624,815
Roche Holding AG..........................            19,223         1,939,009
Serono S.A., Class B......................               991           706,741
STMicroelectronics N.V....................            39,100         1,060,356
STMicroelectronics N.V. (N.Y. shares).....            10,200           275,502
Swiss Reinsurance.........................            62,795         4,239,646
Swisscom AG (Registered)..................            12,516         4,128,990
Synthes-Stratec, Inc......................               524           518,598
UBS AG....................................            33,648         2,304,415
                                                               ---------------
                                                                    34,175,764
                                                               ---------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Taiwan (1.1%)
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)*/\.......           386,937   $     3,962,235
                                                               ---------------
United Kingdom (17.8%)
ARM Holdings plc*.........................            69,000           158,724
AstraZeneca plc (London Exchange).........            36,700         1,760,728
AstraZeneca plc (Stockholm Exchange)......           209,400        10,200,367
BAE SYSTEMS plc...........................           239,952           722,721
Barclays Bank plc.........................           144,600         1,289,754
BG Group plc..............................           679,600         3,488,575
BHP Billiton plc..........................           390,147         3,408,312
Brambles Industries plc...................            85,400           311,110
Centrica plc..............................           283,300         1,070,090
Compass Group plc.........................            68,800           468,019
Diageo plc................................            99,100         1,303,924
GlaxoSmithKline plc.......................            10,533           241,353
HBOS plc..................................           190,800         2,471,202
HSBC Holdings plc.........................           244,100         3,836,662
National Grid Transco plc.................           221,200         1,584,921
Pearson plc...............................           197,000         2,193,552
Prudential plc............................            74,800           632,361
Reckitt Benckiser plc.....................            29,500           667,514
Reed Elsevier plc.........................            88,900           743,605
Rio Tinto plc.............................            25,800           712,651
Royal Bank of Scotland Group plc..........           168,300         4,959,127
Smith & Nephew plc........................           100,500           844,232
Smiths Group plc..........................           179,542         2,124,510
Standard Chartered plc....................           146,700         2,422,634
Unilever plc..............................           257,200         2,397,682
Vodafone Group plc........................         4,803,818        11,910,435
Wolseley plc..............................            46,300           654,786
Xstrata plc...............................            92,550         1,043,778
                                                               ---------------
                                                                    63,623,329
                                                               ---------------
Total Common Stocks (95.1%)
   (Cost $295,605,943)....................                         340,010,167
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
CONVERTIBLE BONDS:
Cayman Islands (0.5%)
SMFG Finance Ltd.
   2.25%, 7/11/05.........................   $       363,908   $       663,424
   2.25%, 7/11/05 (b).....................           587,851         1,071,685
                                                               ---------------
                                                                     1,735,109
                                                               ---------------
Switzerland (0.1%)
Credit Suisse Group Finance Guernsey Ltd.
   6.00%, 12/23/05........................           198,908           270,715
                                                               ---------------
Total Convertible Bonds (0.6%)
   (Cost $1,182,635)......................                           2,005,824
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (9.6%)
BNP Paribas Securities Corp.,
   1.06%, 1/2/04..........................         5,000,000         5,000,000
Credit Suisse First Boston LLC,
   1.07%, 1/2/04..........................        20,000,000        20,000,000
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................         1,000,000         1,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         6,425,631         6,425,631
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         2,000,000         2,000,000
                                                               ---------------
                                                                    34,425,631
                                                               ---------------
Time Deposit (7.5%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        26,828,258        26,828,258
                                                               ---------------
Total Short-Term Debt Securities (17.1%)
   (Amortized Cost $61,253,889)...........                          61,253,889
                                                               ---------------
Total Investments (112.8%)
   (Cost/Amortized Cost $358,042,467).....                         403,269,880
Other Assets Less Liabilities (-12.8%)....                         (45,788,038)
                                                               ---------------
Net Assets (100%).........................                     $   357,481,842
                                                               ===============
------------------------------------------------------------------------------

Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary.....................................               13.4%
Consumer Staples...........................................                6.9
Energy.....................................................                6.7
Financials.................................................               23.7
Health Care................................................               11.6
Industrials................................................                8.4
Information Technology.....................................               11.7
Materials..................................................                7.0
Telecommunications Services................................                9.4
Utilities..................................................                1.2
                                                               ---------------
                                                                         100.0%
                                                               ===============

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
-------------------------------------------------------------------------------

*         Non-income producing.

/\        All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $3,676,531 or 1.03% of net assets.

(b)       Illiquid security.

(l)       Floating Rate Security. Rate disclosed is as of December 31, 2003.

          Glossary:
          ADR -- American Depositary Receipt
          CVA -- Dutch Certification
          FDR -- Finnish Depositary Receipt
          GDR -- Global Depositary Receipt

-------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                             Local
                            Contract    Cost on       U.S. $      Unrealized
                             Amount   Origination    Current      Appreciation/
                            (000's)      Date         Value      (Depreciation)
                           ----------------------------------------------------
Foreign Currency Buy
 Contracts
British Pound,
 expiring 05/12/04.......      1,214  $ 1,997,233  $  2,151,245  $      154,012
Canadian Dollar,
 expiring 01/20/04.......      2,185    1,644,183     1,689,847          45,664
Japanese Yen,
 expiring 05/26/04.......    385,205    3,560,624     3,610,895          50,271
Swiss Franc,
 expiring 01/30/04.......      1,612    1,149,874     1,304,473         154,599
                                                                 --------------
                                                                 $      404,546
                                                                 ==============
Foreign Currency Sell
 Contracts
Japanese Yen,
 expiring 01/20/04.......    178,599    1,644,182     1,667,304         (23,122)
Japanese Yen,
 expiring 03/04/04.......    101,950      882,000       953,089         (71,089)
Swiss Franc,
 expiring 01/30/04.......      1,612    1,199,000     1,304,473        (105,473)
Swiss Franc,
 expiring 05/12/04.......      2,727    1,997,233     2,211,723        (214,490)
Swiss Franc,
 expiring 05/26/04.......      4,603    3,560,624     3,734,881        (174,257)
                                                                 --------------
                                                                 $     (588,431)
                                                                 ==============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities.............    $    179,365,736
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities.............          22,513,827

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation....................    $     51,479,908
Aggregate gross unrealized depreciation....................          (9,588,623)
                                                               ----------------
Net unrealized appreciation................................    $     41,891,285
                                                               ================
Federal income tax cost of investments.....................    $    361,378,595
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $33,217,316. This was secured by collateral of $34,425,631 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $26,945,293 of which $7,831,255 expires in the year 2009, $12,725,977 expires in the year 2010, and $6,388,061 expires in the year 2011.

                       See Notes to Financial Statements.
                                       64

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (12.4%)
Computer & Electronics Retail (0.7%)
RadioShack Corp...........................           213,900   $     6,562,452
                                                               ---------------
General Merchandise Stores (0.7%)
Costco Wholesale Corp.*...................           175,700         6,532,526
                                                               ---------------
Home Improvement Retail (1.1%)
Lowe's Cos., Inc..........................           182,700        10,119,753
                                                               ---------------
Hotels (0.7%)
Carnival Corp.............................            80,200         3,186,346
Starwood Hotels & Resorts Worldwide, Inc..            73,300         2,636,601
                                                               ---------------
                                                                     5,822,947
                                                               ---------------
Internet Retail (2.4%)
Amazon.com, Inc.*.........................            71,600         3,769,024
InterActiveCorp*/\........................           505,600        17,155,008
                                                               ---------------
                                                                    20,924,032
                                                               ---------------
Media (5.1%)
Cablevision Systems New York
   Group, Class A*/\......................           404,342         9,457,559
COX Communications, Inc., Class A*........           109,100         3,758,495
Entercom Communications Corp.*............            33,300         1,763,568
Fox Entertainment Group, Inc., Class A*...           118,600         3,457,190
Hughes Electronics Corp.*.................           348,056         5,760,322
Interpublic Group of Cos., Inc.*..........           175,700         2,740,920
Knight Ridder, Inc........................            28,300         2,189,571
News Corp. Ltd. (ADR).....................            38,929         1,177,599
Radio One, Inc., Class D*/\...............           108,500         2,094,050
Time Warner, Inc.*........................           579,250        10,420,708
Vivendi Universal S.A. (ADR)/\............            70,700         1,716,596
                                                               ---------------
                                                                    44,536,578
                                                               ---------------
Restaurants (0.3%)
McDonald's Corp...........................            97,500         2,420,925
                                                               ---------------
Specialty Stores (1.4%)
AutoNation, Inc.*.........................           333,500         6,126,395
Williams-Sonoma, Inc.*....................           173,900         6,046,503
                                                               ---------------
                                                                    12,172,898
                                                               ---------------
   Total Consumer Discretionary...........                         109,092,111
                                                               ---------------
Consumer Staples (6.3%)
Beverages (3.1%)
Anheuser-Busch Cos., Inc..................           110,900         5,842,212
Pepsi Bottling Group, Inc.................           200,000         4,836,000
PepsiCo, Inc..............................           357,800        16,680,636
                                                               ---------------
                                                                    27,358,848
                                                               ---------------
Food Products (2.4%)
Altria Group, Inc.........................           113,800         6,192,996
Campbell Soup Co..........................           435,600        11,674,080
Kraft Foods, Inc., Class A................           105,600         3,402,432
                                                               ---------------
                                                                    21,269,508
                                                               ---------------
Household Products (0.8%)
Kimberly-Clark Corp.......................            58,600         3,462,674
Procter & Gamble Co.......................            33,400         3,335,992
                                                               ---------------
                                                                     6,798,666
                                                               ---------------
   Total Consumer Staples.................                          55,427,022
                                                               ---------------
Energy (8.2%)
Integrated Oil & Gas (2.7%)
ChevronTexaco Corp........................            55,100         4,760,089
Exxon Mobil Corp..........................           356,758        14,627,078
Royal Dutch Petroleum Co (N.Y. shares)....            80,800         4,233,112
                                                               ---------------
                                                                    23,620,279
                                                               ---------------
Oil & Gas Drilling (0.3%)
Transocean, Inc.*.........................           109,200   $     2,621,892
                                                               ---------------
Oil & Gas Equipment & Services (3.5%)
Baker Hughes, Inc.........................           231,200         7,435,392
BJ Services Co.*..........................           170,400         6,117,360
Schlumberger Ltd..........................           223,500        12,229,920
Weatherford International Ltd.*...........           138,200         4,975,200
                                                               ---------------
                                                                    30,757,872
                                                               ---------------
Oil & Gas Exploration & Production (1.7%)
Devon Energy Corp.........................            29,100         1,666,266
Equitable Resources, Inc./\...............            59,600         2,558,032
Unocal Corp...............................           280,200        10,319,766
                                                               ---------------
                                                                    14,544,064
                                                               ---------------
   Total Energy...........................                          71,544,107
                                                               ---------------
Financials (16.2%)
Banks (6.3%)
Bank One Corp.............................           688,000        31,365,920
FleetBoston Financial Corp................           118,000         5,150,700
Golden West Financial Corp................            85,400         8,812,426
Washington Mutual, Inc....................            96,300         3,863,556
Wells Fargo & Co..........................           100,700         5,930,223
                                                               ---------------
                                                                    55,122,825
                                                               ---------------
Diversified Financials (5.1%)
AmeriCredit Corp.*/\......................           210,400         3,351,672
IndyMac Bancorp, Inc./\...................            10,200           303,858
SLM Corp..................................         1,028,700        38,761,416
State Street Corp.........................            53,000         2,760,240
                                                               ---------------
                                                                    45,177,186
                                                               ---------------
Insurance (4.4%)
American International Group, Inc.........            97,500         6,462,300
Chubb Corp................................            65,000         4,426,500
Cincinnati Financial Corp.................           123,900         5,188,932
Everest Reinsurance Group Ltd.............            19,100         1,615,860
Hartford Financial Services Group, Inc....           125,780         7,424,793
PMI Group, Inc............................           257,200         9,575,556
XL Capital Ltd., Class A..................            47,100         3,652,605
                                                               ---------------
                                                                    38,346,546
                                                               ---------------
Real Estate (0.4%)
General Growth Properties (REIT)..........           126,000         3,496,500
                                                               ---------------
   Total Financials.......................                         142,143,057
                                                               ---------------
Health Care (19.1%)
Biotechnology (0.9%)
Amgen, Inc.*..............................           101,000         6,241,800
Biogen Idec, Inc.*........................            43,125         1,586,138
                                                               ---------------
                                                                     7,827,938
                                                               ---------------
Health Care Equipment & Services (3.8%)
Applied Biosystems Group..................           292,200         6,051,462
Becton, Dickinson & Co....................           113,800         4,681,732
CIGNA Corp................................            42,800         2,461,000
Guidant Corp..............................            61,600         3,708,320
HCA, Inc./\...............................           123,700         5,314,152
Lincare Holdings, Inc.*...................           210,700         6,327,321
PacifiCare Health Systems, Inc.*/\........            40,200         2,717,520
Triad Hospitals, Inc.*....................            64,500         2,145,915
                                                               ---------------
                                                                    33,407,422
                                                               ---------------
Pharmaceuticals (14.4%)
Allergan, Inc.............................           320,000        24,579,200
AstraZeneca plc (ADR)/\...................           921,400        44,577,332
Forest Laboratories, Inc.*................           676,500        41,807,700

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Pfizer, Inc...............................           444,400   $    15,700,652
                                                               ---------------
                                                                   126,664,884
                                                               ---------------
   Total Health Care......................                         167,900,244
                                                               ---------------
Industrials (11.5%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.....................            43,400         4,149,040
Raytheon Co...............................            79,100         2,376,164
United Technologies Corp..................            61,800         5,856,786
                                                               ---------------
                                                                    12,381,990
                                                               ---------------
Building Products (1.5%)
American Standard Cos., Inc.*.............           133,000        13,393,100
                                                               ---------------
Commercial Services & Supplies (1.2%)
CheckFree Corp.*/\........................            96,600         2,670,990
Monster Worldwide, Inc.*..................            16,800           368,928
Robert Half International, Inc.*..........           100,500         2,345,670
Sabre Holdings Corp.......................           223,500         4,825,365
                                                               ---------------
                                                                    10,210,953
                                                               ---------------
Construction & Engineering (0.9%)
Fluor Corp................................           208,900         8,280,796
                                                               ---------------
Electrical Equipment (0.8%)
Emerson Electric Co.......................           114,400         7,407,400
                                                               ---------------
Industrial Conglomerates (3.2%)
General Electric Co.......................           675,400        20,923,892
Siemens AG (ADR)..........................            67,800         5,419,932
Tyco International Ltd....................            50,400         1,335,600
                                                               ---------------
                                                                    27,679,424
                                                               ---------------
Machinery (2.1%)
Ingersoll-Rand Co., Class A...............           193,800        13,155,144
Navistar International Corp.*.............           103,900         4,975,771
                                                               ---------------
                                                                    18,130,915
                                                               ---------------
Railroads (0.4%)
Union Pacific Corp........................            47,700         3,314,196
                                                               ---------------
   Total Industrials......................                         100,798,774
                                                               ---------------
Information Technology (12.5%)
Application Software (2.0%)
Cadence Design Systems, Inc.*/\...........           165,200         2,970,296
PeopleSoft, Inc.*.........................           350,600         7,993,680
SAP AG (ADR)/\............................           159,000         6,608,040
                                                               ---------------
                                                                    17,572,016
                                                               ---------------
Computer Hardware (0.6%)
Apple Computer, Inc.*.....................            41,700           891,129
International Business Machines Corp......            18,200         1,686,776
Sun Microsystems, Inc.*...................           516,900         2,320,881
                                                               ---------------
                                                                     4,898,786
                                                               ---------------
Computer Storage & Peripherals (0.5%)
Lexmark International, Inc.*..............            42,100         3,310,744
Seagate Technology*/\.....................            58,200         1,099,980
                                                               ---------------
                                                                     4,410,724
                                                               ---------------
Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc.*...............            98,600         2,883,064
Avnet, Inc.*..............................           222,500         4,819,350
                                                               ---------------
                                                                     7,702,414
                                                               ---------------
Internet Software & Services (0.4%)
Polycom, Inc.*............................           177,500         3,464,800
                                                               ---------------
IT Consulting & Services (0.9%)
Affiliated Computer Services, Inc.,
   Class A*...............................           143,100         7,793,226
                                                               ---------------
Networking Equipment (1.2%)
Cisco Systems, Inc.*......................           433,700        10,534,573
                                                               ---------------
Semiconductor Equipment (1.9%)
Applied Materials, Inc.*..................           311,100         6,984,195
ASML Holding N.V. (N.Y. Shares)*/\........             8,600   $       172,430
KLA-Tencor Corp.*.........................            82,200         4,822,674
Lam Research Corp.*.......................           132,000         4,263,600
Teradyne, Inc.*...........................            20,200           514,090
                                                               ---------------
                                                                    16,756,989
                                                               ---------------
Semiconductors (0.9%)
Altera Corp.*.............................           128,000         2,905,600
Applied Micro Circuits Corp.*.............            36,000           215,280
Intel Corp................................           144,700         4,659,340
                                                               ---------------
                                                                     7,780,220
                                                               ---------------
Systems Software (2.2%)
Microsoft Corp............................           633,000        17,432,820
Network Associates, Inc.*.................           132,300         1,989,792
                                                               ---------------
                                                                    19,422,612
                                                               ---------------
Telecommunications Equipment (1.0%)
JDS Uniphase Corp.*.......................           693,000         2,529,450
QUALCOMM, Inc.............................           121,800         6,568,674
                                                               ---------------
                                                                     9,098,124
                                                               ---------------
   Total Information Technology...........                         109,434,484
                                                               ---------------
Materials (3.3%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.............           199,400        10,534,302
DuPont (E.I.) de Nemours & Co.............           198,800         9,122,932
                                                               ---------------
                                                                    19,657,234
                                                               ---------------
Metals & Mining (0.3%)
Newmont Mining Corp.......................            56,000         2,722,160
                                                               ---------------
Paper & Forest Products (0.8%)
Boise Cascade Corp........................            47,000         1,544,420
International Paper Co....................           118,100         5,091,291
                                                               ---------------
                                                                     6,635,711
                                                               ---------------
   Total Materials........................                          29,015,105
                                                               ---------------
Telecommunication Services (2.9%)
Diversified Telecommunication
   Services (2.0%)
AT&T Corp.................................           182,460         3,703,938
Sprint Corp. (FON Group)..................           528,700         8,681,254
Verizon Communications, Inc...............           139,400         4,890,152
                                                               ---------------
                                                                    17,275,344
                                                               ---------------
Wireless Telecommunication
   Services (0.9%)
Sprint Corp. (PCS Group)*/\...............         1,409,500         7,921,390
                                                               ---------------
   Total Telecommunication Services.......                          25,196,734
                                                               ---------------
Utilities (4.2%)
Electric Utilities (1.8%)
AES Corp.*/\..............................         1,068,200        10,083,808
American Electric Power, Inc..............           121,500         3,706,965
FirstEnergy Corp..........................            69,100         2,432,320
                                                               ---------------
                                                                    16,223,093
                                                               ---------------
Gas Utilities (1.7%)
Kinder Morgan Management LLC*.............           220,511         9,473,152
Kinder Morgan, Inc........................                17             1,005
NiSource, Inc.............................           233,800         5,129,572
                                                               ---------------
                                                                    14,603,729
                                                               ---------------
Multi - Utilities (0.7%)
Williams Cos., Inc........................           623,100         6,118,842
                                                               ---------------
   Total Utilities........................                          36,945,664
                                                               ---------------
Total Common Stocks (96.6%)
   (Cost $704,492,361)....................                         847,497,302
                                                               ---------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (7.5%)
Credit Suisse First Boston LLC,
   1.07%, 1/2/04..........................   $     5,000,000   $     5,000,000
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         4,000,000         4,000,000
   1.18%, 12/8/04 (l).....................         2,500,000         2,500,000
Hatteras Funding Corp.,
   1.09%, 1/30/04.........................         4,992,431         4,992,431
Lehman Brothers, Inc.,
   1.02%, 1/2/04..........................        35,000,000        35,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         4,544,317         4,544,317
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         9,500,000         9,500,000
                                                               ---------------
                                                                    65,536,748
                                                               ---------------
Time Deposit (3.6%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        31,707,934        31,707,934
                                                               ---------------
Total Short-Term Debt Securities (11.1%)
   (Amortized Cost $97,244,682)...........                          97,244,682
                                                               ---------------
Total Investments (107.7%)
   (Cost/Amortized Cost $801,737,043).....                         944,741,984
Other Assets Less Liabilities (-7.7%).....                         (67,128,833)
                                                               ---------------
Net Assets (100%).........................                     $   877,613,151
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    266,873,373
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        158,955,814

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    144,224,172
Aggregate gross unrealized depreciation.....................         (5,401,561)
                                                               ----------------
Net unrealized appreciation.................................   $    138,822,611
                                                               ================
Federal income tax cost of investments......................   $    805,919,373
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $64,300,795. This was secured by collateral of $65,536,748 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $336,068,181 of which $144,463,608 expires in the year 2008, $146,635,332 expires in the year 2009,
$2,767,387 expires in the year 2010, and $42,201,854 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2003 are $290,154,333 of losses acquired from EQ/MFS Research Portfolio as a result of the reorganizations as discussed in Note 9. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.
                                       67

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (11.9%)
Computer & Electronics Retail (0.3%)
RadioShack Corp...........................            77,700   $     2,383,836
                                                               ---------------
General Merchandise Stores (0.8%)
Costco Wholesale Corp.*...................           154,000         5,725,720
                                                               ---------------
Home Improvement Retail (1.5%)
Lowe's Cos., Inc..........................           209,900        11,626,361
                                                               ---------------
Hotels (0.7%)
Carnival Corp.............................           104,100         4,135,893
Starwood Hotels & Resorts Worldwide, Inc..            39,000         1,402,830
                                                               ---------------
                                                                     5,538,723
                                                               ---------------
Internet Retail (2.3%)
Amazon.com, Inc.*.........................            37,700         1,984,528
eBay, Inc.*...............................            94,592         6,109,697
InterActiveCorp*/\........................           277,408         9,412,454
                                                               ---------------
                                                                    17,506,679
                                                               ---------------
Media (5.2%)
Cablevision Systems New York Group,
   Class A*/\.............................           319,064         7,462,907
Comcast Corp., Class A*...................            47,200         1,551,464
COX Communications, Inc., Class A*........           152,900         5,267,405
Entercom Communications Corp.*............             8,100           428,976
Fox Entertainment Group, Inc., Class A*...            23,400           682,110
Hughes Electronics Corp.*.................           158,634         2,625,388
Interpublic Group of Cos., Inc.*..........           139,000         2,168,400
Knight Ridder, Inc........................            18,800         1,454,556
News Corp. Ltd. (ADR).....................            17,743           536,715
Radio One, Inc., Class D*/\...............             8,000           154,400
Thomson Corp..............................            40,200         1,457,250
Time Warner, Inc.*........................           506,800         9,117,332
Viacom, Inc., Class B.....................            56,100         2,489,718
Walt Disney Co............................           155,300         3,623,149
                                                               ---------------
                                                                    39,019,770
                                                               ---------------
Restaurants (0.2%)
McDonald's Corp...........................            51,500         1,278,745
                                                               ---------------
Specialty Stores (0.9%)
AutoNation, Inc.*.........................           167,700         3,080,649
Williams-Sonoma, Inc.*....................           107,300         3,730,821
                                                               ---------------
                                                                     6,811,470
                                                               ---------------
   Total Consumer Discretionary...........                          89,891,304
                                                               ---------------
Consumer Staples (5.7%)
Beverages (1.6%)
Anheuser-Busch Cos., Inc..................           108,658         5,724,104
Pepsi Bottling Group, Inc.................            60,600         1,465,308
PepsiCo, Inc..............................           103,400         4,820,508
                                                               ---------------
                                                                    12,009,920
                                                               ---------------
Food Products (3.0%)
Altria Group, Inc.........................           149,872         8,156,034
Campbell Soup Co..........................           181,700         4,869,560
H.J. Heinz Co.............................            49,600         1,806,928
Kraft Foods, Inc., Class A................            85,100         2,741,922
Unilever N.V. (N.Y. shares)/\.............            84,300         5,471,070
                                                               ---------------
                                                                    23,045,514
                                                               ---------------
Household Products (0.7%)
Kimberly-Clark Corp.......................            34,800         2,056,332
Procter & Gamble Co.......................            30,800         3,076,304
                                                               ---------------
                                                                     5,132,636
                                                               ---------------
Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A/\........            77,900   $     3,058,354
                                                               ---------------
   Total Consumer Staples.................                          43,246,424
                                                               ---------------
Energy (8.1%)
Integrated Oil & Gas (3.2%)
ChevronTexaco Corp........................            24,900         2,151,111
Exxon Mobil Corp..........................           322,990        13,242,590
Royal Dutch Petroleum Co. (N.Y. shares)...           160,300         8,398,117
                                                               ---------------
                                                                    23,791,818
                                                               ---------------
Oil & Gas Drilling (0.3%)
Transocean, Inc.*.........................            96,700         2,321,767
                                                               ---------------
Oil & Gas Equipment & Services (2.9%)
Baker Hughes, Inc.........................           113,200         3,640,512
BJ Services Co.*..........................            88,100         3,162,790
Schlumberger Ltd..........................           201,324        11,016,449
Weatherford International Ltd.*...........           121,824         4,385,664
                                                               ---------------
                                                                    22,205,415
                                                               ---------------
Oil & Gas Exploration & Production (1.7%)
Devon Energy Corp.........................            16,800           961,968
Equitable Resources, Inc..................            35,500         1,523,660
Unocal Corp...............................           277,300        10,212,959
                                                               ---------------
                                                                    12,698,587
                                                               ---------------
   Total Energy...........................                          61,017,587
                                                               ---------------
Financials (13.4%)
Banks (3.8%)
Bank One Corp.............................           184,800         8,425,032
FleetBoston Financial Corp................            41,600         1,815,840
Golden West Financial Corp................            54,700         5,644,493
Washington Mutual, Inc....................           181,600         7,285,792
Wells Fargo & Co..........................            97,300         5,729,997
                                                               ---------------
                                                                    28,901,154
                                                               ---------------
Diversified Financials (5.6%)
AmeriCredit Corp.*/\......................            92,100         1,467,153
Citigroup, Inc............................            28,833         1,399,554
Fannie Mae................................           115,894         8,699,003
Freddie Mac...............................            89,700         5,231,304
Goldman Sachs Group, Inc..................            14,800         1,461,204
IndyMac Bancorp, Inc......................            18,300           545,157
J.P. Morgan Chase & Co....................           101,800         3,739,114
SLM Corp..................................           447,807        16,873,368
State Street Corp.........................            56,500         2,942,520
                                                               ---------------
                                                                    42,358,377
                                                               ---------------
Insurance (4.0%)
American International Group, Inc.........            32,000         2,120,960
Berkshire Hathaway, Inc., Class A*........               123        10,362,750
Chubb Corp................................            45,400         3,091,740
Cincinnati Financial Corp.................            15,700           657,516
Everest Reinsurance Group Ltd.............             8,100           685,260
Hartford Financial Services Group, Inc....            46,400         2,738,992
PMI Group, Inc............................           126,800         4,720,764
XL Capital Ltd., Class A..................            68,100         5,281,155
                                                               ---------------
                                                                    29,659,137
                                                               ---------------
   Total Financials.......................                         100,918,668
                                                               ---------------
Health Care (18.4%)
Biotechnology (1.5%)
Amgen, Inc.*..............................           157,100         9,708,780
Biogen Idec, Inc.*........................            37,391         1,375,241
                                                               ---------------
                                                                    11,084,021
                                                               ---------------
Health Care Equipment & Services (3.7%)
Applied Biosystems Group..................           305,200         6,320,692
Becton, Dickinson & Co....................            45,700         1,880,098

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
CIGNA Corp................................            33,100   $     1,903,250
Guidant Corp..............................            51,874         3,122,815
HCA, Inc..................................            42,800         1,838,688
Health Management Associates, Inc.,
   Class A................................            59,800         1,435,200
Lincare Holdings, Inc.*...................           205,700         6,177,171
Medtronic, Inc............................            41,100         1,997,871
PacifiCare Health Systems, Inc.*..........            22,700         1,534,520
Triad Hospitals, Inc.*....................            58,800         1,956,276
                                                               ---------------
                                                                    28,166,581
                                                               ---------------
Pharmaceuticals (13.2%)
Allergan, Inc.............................           232,100        17,827,601
AstraZeneca plc (ADR)/\...................           756,200        36,584,956
Eli Lilly & Co............................           106,000         7,454,980
Forest Laboratories, Inc.*................           452,446        27,961,162
Pfizer, Inc...............................           270,539         9,558,143
                                                               ---------------
                                                                    99,386,842
                                                               ---------------
   Total Health Care......................                         138,637,444
                                                               ---------------
Industrials (10.5%)
Aerospace & Defense (2.0%)
Northrop Grumman Corp.....................            44,800         4,282,880
Raytheon Co...............................            50,600         1,520,024
United Technologies Corp..................            99,431         9,423,076
                                                               ---------------
                                                                    15,225,980
                                                               ---------------
Building Products (1.1%)
American Standard Cos., Inc.*.............            80,100         8,066,070
                                                               ---------------
Commercial Services & Supplies (2.4%)
Automatic Data Processing, Inc............           187,800         7,438,758
CheckFree Corp.*/\........................           126,100         3,486,665
Monster Worldwide, Inc.*..................           104,800         2,301,408
Robert Half International, Inc.*..........            68,689         1,603,201
Sabre Holdings Corp.......................           151,700         3,275,203
                                                               ---------------
                                                                    18,105,235
                                                               ---------------
Construction & Engineering (0.9%)
Fluor Corp................................           169,800         6,730,872
                                                               ---------------
Electrical Equipment (0.7%)
Emerson Electric Co.......................            83,300         5,393,675
                                                               ---------------
Industrial Conglomerates (1.8%)
General Electric Co.......................           400,528        12,408,358
Tyco International Ltd....................            41,500         1,099,750
                                                               ---------------
                                                                    13,508,108
                                                               ---------------
Machinery (1.4%)
Eaton Corp................................            12,500         1,349,750
Illinois Tool Works, Inc..................            21,400         1,795,674
Ingersoll-Rand Co., Class A...............            73,700         5,002,756
Navistar International Corp.*.............            57,900         2,772,831
                                                               ---------------
                                                                    10,921,011
                                                               ---------------
Railroads (0.2%)
Union Pacific Corp........................            21,000         1,459,080
                                                               ---------------
   Total Industrials......................                          79,410,031
                                                               ---------------
Information Technology (18.5%)
Application Software (1.7%)
Cadence Design Systems, Inc.*/\...........           140,300         2,522,594
PeopleSoft, Inc.*.........................           274,700         6,263,160
SAP AG (ADR)..............................            98,900         4,110,284
                                                               ---------------
                                                                    12,896,038
                                                               ---------------
Computer Hardware (1.4%)
Apple Computer, Inc.*.....................            65,900         1,408,283
Hewlett-Packard Co........................            54,035         1,241,184
International Business Machines Corp......            45,838         4,248,266
Sun Microsystems, Inc.*...................           750,000         3,367,500
                                                               ---------------
                                                                    10,265,233
                                                               ---------------
Computer Storage & Peripherals (0.4%)
Lexmark International, Inc.*..............            24,000   $     1,887,360
Seagate Technology*.......................            74,800         1,413,720
                                                               ---------------
                                                                     3,301,080
                                                               ---------------
Electronic Equipment & Instruments(1.3%)
Agilent Technologies, Inc.*...............           265,504         7,763,337
Avnet, Inc.*..............................           114,300         2,475,738
                                                               ---------------
                                                                    10,239,075
                                                               ---------------
Internet Software & Services (0.6%)
Polycom, Inc.*............................            70,800         1,382,016
VeriSign, Inc.*...........................           189,000         3,080,700
                                                               ---------------
                                                                     4,462,716
                                                               ---------------
IT Consulting & Services (0.4%)
Affiliated Computer Services, Inc.,
   Class A*...............................            50,000         2,723,000
                                                               ---------------
Networking Equipment (1.5%)
Cisco Systems, Inc.*......................           457,412        11,110,537
                                                               ---------------
Semiconductor Equipment (5.4%)
Applied Materials, Inc.*..................           600,496        13,481,135
ASML Holding N.V (N.Y. Shares)*/\.........           139,300         2,792,965
Credence Systems Corp.*/\.................           110,000         1,447,600
KLA-Tencor Corp.*.........................           181,300        10,636,871
Lam Research Corp.*.......................            70,400         2,273,920
Novellus Systems, Inc.*...................            60,500         2,544,025
Teradyne, Inc.*...........................           300,500         7,647,725
                                                               ---------------
                                                                    40,824,241
                                                               ---------------
Semiconductors (2.3%)
Altera Corp.*.............................           174,800         3,967,960
Applied Micro Circuits Corp.*.............           141,400           845,572
Intel Corp................................           151,203         4,868,737
Linear Technology Corp....................            38,100         1,602,867
PMC-Sierra, Inc.*.........................           167,700         3,379,155
Xilinx, Inc.*.............................            62,400         2,417,376
                                                               ---------------
                                                                    17,081,667
                                                               ---------------
Systems Software (1.4%)
Microsoft Corp............................           377,352        10,392,274
                                                               ---------------
Telecommunications Equipment (2.1%)
JDS Uniphase Corp.*.......................           325,400         1,187,710
QUALCOMM, Inc.............................           276,200        14,895,466
                                                               ---------------
                                                                    16,083,176
                                                               ---------------
   Total Information Technology...........                         139,379,037
                                                               ---------------
Materials (2.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.............           110,907         5,859,217
Dow Chemical Co...........................            35,700         1,484,049
DuPont (E.I.) de Nemours & Co.............            97,850         4,490,336
                                                               ---------------
                                                                    11,833,602
                                                               ---------------
Metals & Mining (0.2%)
Newmont Mining Corp.......................            40,000         1,944,400
                                                               ---------------
Paper & Forest Products (0.3%)
Boise Cascade Corp........................            15,200           499,472
International Paper Co....................            40,300         1,737,333
                                                               ---------------
                                                                     2,236,805
                                                               ---------------
   Total Materials........................                          16,014,807
                                                               ---------------
Telecommunication Services (3.4%)
Diversified Telecommunication
   Services (2.5%)
AT&T Corp.................................           190,440         3,865,932
SBC Communications, Inc...................            17,700           461,439
Sprint Corp. (FON Group)..................           737,900        12,116,318
Verizon Communications, Inc...............            72,900         2,557,332
                                                               ---------------
                                                                    19,001,021
                                                               ---------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Wireless Telecommunication Services (0.9%)
Sprint Corp. (PCS Group)*/\...............         1,131,800   $     6,360,716
                                                               ---------------
   Total Telecommunication Services.......                          25,361,737
                                                               ---------------
Utilities (3.4%)
Electric Utilities (2.1%)
AES Corp.*/\..............................           646,100         6,099,184
American Electric Power, Inc..............            51,700         1,577,367
Duke Energy Corp..........................           230,700         4,717,815
FirstEnergy Corp..........................            43,800         1,541,760
Pinnacle West Capital Corp................            54,600         2,185,092
                                                               ---------------
                                                                    16,121,218
                                                               ---------------
Gas Utilities (1.1%)
Kinder Morgan Management LLC*.............           135,163         5,806,603
Kinder Morgan, Inc........................                40             2,364
NiSource, Inc.............................           112,100         2,459,474
                                                               ---------------
                                                                     8,268,441
                                                               ---------------
Multi - Utilities (0.2%)
Williams Cos., Inc........................           164,800         1,618,336
                                                               ---------------
   Total Utilities........................                          26,007,995
                                                               ---------------
Total Common Stocks (95.4%)
   (Cost $605,431,922)....................                         719,885,034
                                                               ---------------
CONVERTIBLE PREFERRED STOCKS:
Materials (0.3%)
Metals & Mining (0.3%)
Phelps Dodge Corp., 6.75%,
   8/15/05/\ (Cost $1,259,421)............            13,500         2,284,200
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
CONVERTIBLE BOND:
Consumer Discretionary (0.4%)
Internet Retail (0.4%)
Amazon.com, Inc.
   4.75%, 2/1/09 (Cost $1,744,355)........   $     2,516,000         2,544,305
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (8.4%)
Credit Suisse First Boston LLC,
   1.07%, 1/2/04..........................   $    15,000,000   $    15,000,000
Deutsche Bank N.Y.,
   1.10%, 2/22/05 (l).....................         2,001,753         2,001,753
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         4,000,000         4,000,000
   1.18%, 12/8/04 (l).....................         2,500,000         2,500,000
Hatteras Funding Corp.,
   1.092%, 1/30/04........................         4,791,735         4,791,735
Lehman Brothers, Inc.,
   1.02%, 1/2/04..........................        30,000,000        30,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................         1,956,438         1,956,438
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         3,000,000         3,000,000
                                                               ---------------
                                                                    63,249,926
                                                               ---------------
Time Deposit (4.1%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        30,789,213        30,789,213
                                                               ---------------
Total Short-Term Debt Securities (12.5%)
   (Amortized Cost $94,039,139)...........                          94,039,139
                                                               ---------------
Total Investments (108.6%)
   (Cost/Amortized Cost $702,474,837).....                         818,752,678
Other Assets Less Liabilities
   (-8.6%)................................                         (64,411,306)
                                                               ---------------
Net Assets (100%)                                              $   754,341,372
                                                               ===============
----------
*     Non-income producing.

/\    All, or a portion of security out on loan (See Note 1).

(l)   Floating Rate Security. Rate disclosed is as of December 31, 2003.

      Glossary:
      ADR -- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $   378,841,974
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        67,265,374

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $   117,195,882
Aggregate gross unrealized depreciation.....................        (5,440,830)
                                                               ---------------
Net unrealized appreciation.................................   $   111,755,052
                                                               ===============
Federal income tax cost of investments......................   $   706,997,626
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $62,050,066. This was secured by collateral of $63,249,926 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $22,241,634 of which $22,903 expires in the year 2007, $1,347,041 expires in the year 2008, $1,253,470 expires in the year 2009, $7,631,204 expires in the year 2010, and $11,987,016 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2003 are $2,623,414 of losses acquired from EQ/AXP New Dimensions Portfolio as a result of the reorganizations as discussed in Note 9. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.
                                       70

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Brazil (9.0%)
Aracruz Celulose S.A. (ADR)...............            46,200   $     1,618,848
Banco Bradesco S.A. (ADR).................            42,463         1,121,448
Banco Bradesco S.A. (Preference)..........        99,724,000           525,409
Banco Itau Holding Financeira
   S.A. (ADR).............................            48,680         2,374,124
Banco Itau Holding Financeira
   S.A. (Preference)......................         4,189,572           416,779
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar (ADR)..............            46,900         1,179,535
Cia de Bebidas das
   Americas (ADR).........................           175,175         4,468,714
Cia Energetica de Minas Gerais
   S.A. (ADR).............................            56,900         1,046,960
Cia Energetica de Minas Gerais
   S.A. (Preference)......................        39,245,000           717,564
Cia Siderurgica Nacional
   S.A. (ADR).............................            25,300         1,356,080
Cia Vale do Rio
   Doce (ADR).............................             8,300           485,550
Cia Vale do Rio Doce
   (Special ADR)..........................           105,168         5,417,204
Lojas Arapua
   S.A. (Preference)*+....................         1,248,000                --
Petroleo Brasileiro S.A. (ADR)
   (N.Y. Exchange)........................           217,294         5,793,058
Petroleo Brasileiro S.A. (ADR)
   (Sao Paulo Exchange)...................           123,083         3,598,947
Petroleo Brasileiro
   S.A. (Preference)......................             9,218           244,109
Telesp Celular Participacoes
   S.A. (ADR)*............................            86,800           571,144
Telesp Celular Participacoes
   S.A. (Preference)*.....................       347,917,000           912,905
Uniao de Bancos Brasileiros
   S.A. (GDR).............................            66,600         1,661,670
Votorantim Celulose e Papel
   S.A. (ADR).............................            53,600         1,680,360
                                                               ---------------
                                                                    35,190,408
                                                               ---------------
China (3.6%)
AviChina Industry & Technology Co.*.......         2,835,000           598,872
BYD Co. Ltd., Class H/\...................           594,000         1,564,648
China Life Insurance Co. Ltd.*............         2,558,000         2,092,238
China Oilfield Services Ltd...............         4,778,000         1,692,449
China Petroleum & Chemical Corp., Class H.         3,406,000         1,524,531
China Shipping Development Co., Ltd.......         1,845,000         1,366,473
China Telecom Corp., Ltd., Class H........         2,104,000           867,227
China Unicom Ltd..........................           962,000           898,359
Huaneng Power International,
   Inc., Class H/\........................           834,000         1,444,858
Lianhua Supermarket Holdings Co., Ltd.*...           138,000           145,757
PetroChina Co., Ltd.......................         2,088,000         1,196,816
PICC Property & Casualty Co., Ltd.*.......         1,006,000           450,287
Wumart Stores, Inc.*......................           135,000           132,155
                                                               ---------------
                                                                    13,974,670
                                                               ---------------
Egypt (1.1%)
Commercial International Bank.............            30,902           110,375
Mobinil-Egyptian Mobile Network...........           121,920   $     1,488,551
Orascom Construction Industries...........           244,449         2,875,101
                                                               ---------------
                                                                     4,474,027
                                                               ---------------
Greece (0.0%)
Hellenic Telecommunications S.A.(ADR).....                 1                 7
                                                               ---------------
Hong Kong (3.2%)
Asia Aluminum Holdings Ltd................         2,376,000           471,307
China Merchants Holdings
   International Co., Ltd.................           638,000           842,328
China Resources Power Holdings Co.*.......           926,000           432,370
CNOOC Ltd.................................         2,329,500         4,560,822
Fountain Set (Holdings) Ltd./\............         1,331,000           908,638
Grande Holdings Ltd.......................           482,000           617,742
Hopewell Highway Infrastructure Ltd.*.....         1,689,000           957,236
Kingboard Chemicals Holdings Ltd./\.......           517,000           795,784
Moulin International Holdings.............           422,000           279,935
Norstar Founders Group Ltd.*..............         1,019,000           328,134
Shougang Concord Century..................
Holdings Ltd..............................         4,402,000           646,386
TPV Technology Ltd........................         2,945,000         1,560,678
Victory City International Holdings Ltd...           544,000           238,240
                                                               ---------------
                                                                    12,639,600
                                                               ---------------
Hungary (0.8%)............................
Gedeon Richter Rt.........................            20,994         2,485,372
Matav Magyar Tavkozlesi Rt.(ADR)..........            30,869           577,559
                                                               ---------------
                                                                     3,062,931
                                                               ---------------
India (5.9%)
Bharat Heavy Electricals Ltd..............           195,676         2,178,491
Colgate-Palmolive Co. (India).............           131,339           459,579
Container Corp. of India Ltd..............            91,300         1,331,629
Glaxosmithkline Pharmaceuticals plc.......            50,000           630,192
Gujarat Ambuja Cements Ltd................           137,332           914,594
Hero Honda Motors Ltd.....................           120,715         1,187,571
Hindalco Industries Ltd...................            28,207           870,661
Hindustan Lever Ltd.......................           189,369           849,618
Hindustan Petroleum Corp..................            82,000           786,301
Industrial Development Bank
   of India Ltd.*.........................           607,000           826,185
Infosys Technologies Ltd..................            18,420         2,246,211
ITC Ltd...................................            45,000           971,063
Oil & Natural Gas Corp., Ltd..............            71,250         1,248,534
Ranbaxy Laboratories Ltd..................            53,500         1,287,752
Reliance Industries Ltd...................            76,550           961,384
Reliance Industries Ltd. (GDR)Section.....            15,500           476,625
State Bank of India Ltd.+.................           131,500         1,759,002
Steel Authority of India*.................           881,699           987,503
Tata Iron & Steel Co., Ltd................           135,000         1,313,901
Tata Motors Ltd...........................           167,000         1,655,542
                                                               ---------------
                                                                    22,942,338
                                                               ---------------
Indonesia (3.1%)
PT Astra International Tbk................         4,035,923         2,395,917
PT Bank Central Asia Tbk..................         2,756,500         1,088,200
PT Bank Mandiri Persero Tbk*..............         5,656,500           671,594
PT Bank Rakyat Indonesia*.................         5,972,000           886,316
PT Bumi Resources Tbk.....................        22,460,500         1,333,363

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
PT HM Sampoerna Tbk.......................         1,577,500   $       838,149
PT Indocement Tunggal
   Prakarsa Tbk*..........................         3,391,000           855,551
PT Ramayana Lestari
   Sentosa Tbk............................         3,082,000         1,591,772
PT Telekomunikasi
   Indonesia Tbk..........................         2,850,000         2,284,061
                                                               ---------------
                                                                    11,944,923
                                                               ---------------
Israel (1.0%)
Check Point Software
   Technologies Ltd.*.....................           206,419         3,471,968
ECI Telecom Ltd.*.........................            77,859           446,131
                                                               ---------------
                                                                     3,918,099
                                                               ---------------
Jordan (0.1%)
Arab Bank plc.............................             1,110           477,504
                                                               ---------------
Luxembourg (0.2%)
Tenaris S.A. (ADR)*.......................            24,700           823,004
                                                               ---------------
Malaysia (1.4%)
Astro All Asia Network plc*...............           243,000           282,647
Commerce Asset Holding Bhd................           678,000           731,526
Magnum Corp. Bhd..........................         1,677,000         1,226,858
Malayan Banking Bhd.......................           426,000         1,081,816
Resorts World Bhd.........................           275,000           730,921
SP Setia Bhd..............................         1,016,000           935,790
YTL Corp. Bhd.............................           567,000           644,589
                                                               ---------------
                                                                     5,634,147
                                                               ---------------
Mexico (6.5%)
America Movil S.A de C.V. (ADR)...........           273,360         7,473,662
Cemex S.A. (ADR)..........................            65,400         1,713,480
Cemex S.A. (CPO)..........................            35,500           185,599
Coca Cola Femsa S.A. (ADR)*...............            25,600           543,744
Grupo Aeroportuario del
   Sureste S.A. de C.V. (ADR).............            50,300           885,280
Grupo Financiero BBVA
   Bancomer S.A de C.V. (ADR)*............             9,900           169,151
Grupo Financiero BBVA
   Bancora S.A. de C.V.,
   Class B*...............................         2,726,855         2,329,557
Grupo Televisa S.A. (ADR).................            58,900         2,347,754
Telefonos de Mexico S.A.,
   Class L (ADR)..........................           176,601         5,833,131
Wal-Mart de Mexico S.A.,
   Series C (ADR).........................            14,450           411,874
Wal-Mart de Mexico S.A.,
   Series C...............................           261,661           699,719
Wal-Mart de Mexico S.A.,
   Series V...............................           975,879         2,781,589
                                                               ---------------
                                                                    25,374,540
                                                               ---------------
Peru (0.7%)
Cia de Minas Buenaventura
   S.A. (ADR).............................            90,800         2,567,824
                                                               ---------------
Russia (7.2%)
LUKOIL (ADR)..............................            63,289         5,885,877
MMC Norilsk Nickel (ADR)..................           137,100         8,932,065
Mobile Telesystems (ADR)Section...........            39,420         3,263,976
OAO Gazprom (ADR).........................           119,700         3,100,230
Surgutneftegaz (Special ADR)..............            18,173           702,386
Surgutneftegaz (ADR)......................           198,527         5,777,136
YUKOS (ADR)...............................            12,268           522,596
                                                               ---------------
                                                                    28,184,266
                                                               ---------------
South Africa (13.4%)
ABSA Group Ltd............................           197,200   $     1,244,945
African Bank Investments Ltd..............         1,779,100         2,516,060
African Life Assurance Co., Ltd...........           856,100         1,962,297
Anglo American Platinum Corp., Ltd........            29,000         1,266,442
Anglo American plc
   (Johannesburg Exchange)................           364,604         7,810,992
Anglo American plc
   (London Exchange)......................           265,307         5,732,542
AngloGold Ltd.............................            25,600         1,204,216
AngloGold Ltd. (ADR)......................            27,392         1,279,206
Edgars Consolidated Stores Ltd............            55,800         1,065,843
FirstRand Ltd.............................         2,632,488         3,517,872
Gold Fields Ltd...........................           213,700         3,057,431
Harmony Gold Mining Co., Ltd..............            45,400           737,963
Impala Platinum Holdings Ltd..............            36,620         3,181,962
Massmart Holdings Ltd.....................           203,300           928,936
MTN Group Ltd.*...........................           950,180         4,049,831
Naspers Ltd...............................           151,200           940,498
Pretoria Portland Cement Co., Ltd.........             3,200            68,794
Sasol Ltd.................................                 8               114
Shoprite Holdings Ltd.....................           620,200           868,745
Standard Bank Group Ltd...................           933,610         5,479,976
Steinhoff International Holdings Ltd......           625,000           716,292
Telkom SA Ltd.............................           422,620         4,397,147
Telkom SA Ltd. (ADR)......................            13,800           583,464
                                                               ---------------
                                                                    52,611,568
                                                               ---------------
South Korea (15.7%)
Cheil Industries, Inc.....................            66,400           964,096
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd.*.................           218,530         2,806,134
Daishin Securities Co., Ltd...............           119,860         1,760,428
Daishin Securities Co., Ltd
   (Non-Voting)...........................            32,300           231,780
Good Morning Shinhan
   Securities Co., Ltd.*..................           173,220           799,589
Handsome Co., Ltd.........................           134,450         1,365,375
Hankook Tire Co., Ltd.....................           198,050         1,495,971
Honam Petrochemical Corp..................            38,050         1,963,974
Hyundai Department Store Co., Ltd.*.......            90,130         2,942,557
Hyundai Mobis.............................            94,010         5,057,525
Kookmin Bank..............................            48,500         1,817,478
KT&G Corp.................................            79,510         1,381,332
LG Card Co., Ltd.*........................            28,094            71,797
LG Investment & Securities Co.............           148,390         1,033,686
Orion Corp................................            18,450         1,353,361
POSCO.....................................             2,995           409,723
Samsung Electronics Co., Ltd..............            50,705        19,192,577
Samsung Electronics Co., Ltd.
   (Non-Voting)...........................             9,435         1,944,014
Samsung SDI Co., Ltd......................            90,660        10,690,499
Shinhan Financial Group Co., Ltd..........            72,110         1,152,913
SK Telecom Co., Ltd.......................            10,485         1,751,167
STX Corp..................................             6,170            47,382
STX Shipbuilding Co., Ltd.................            92,910         1,235,941
                                                               ---------------
                                                                    61,469,299
                                                               ---------------
Taiwan (10.2%)
Acer, Inc.................................           772,839         1,149,584
Asia Optical Co., Inc.....................           380,800         2,624,660
Catcher Technology Co., Ltd...............           175,000           631,443

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY
PORTFOLIO PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.....         2,307,874   $     2,318,071
CTCI Corp.................................         1,222,000           989,838
Cyberlink Corp............................           187,000           771,134
EVA Airways Corp..........................         1,466,222           598,150
Evergreen Marine Corp.....................         2,104,600         1,834,939
Fubon Financial Holding Co., Ltd..........         1,468,000         1,405,302
Grand Hall Enterprise Co., Ltd............            49,000           226,598
Hon Hai Precision Industry Co., Ltd.......           749,300         2,946,437
Infortrend Technology, Inc................           324,900         1,067,050
Kaulin Manufacturing Co., Ltd.............           337,000           488,377
Largan Precision Co., Ltd.................           169,410         1,646,695
MediaTek, Inc.............................           300,000         2,818,851
Nan Ya Plastic Corp.......................           970,160         1,400,231
Novatek Microelectronics Corp., Ltd.......           312,900           884,784
Phoenixtec Power Co., Ltd.................           988,845         1,159,235
Pihsiang Machinery
   Manufacturing Co., Ltd.................            54,600           189,773
Polaris Securities Co., Ltd.*.............         3,670,760         1,719,148
Sunplus Technology Co. Ltd................           383,000           716,362
Taishin Financial Holdings Co., Ltd.......         1,628,000         1,203,617
Taiwan Cellular Corp......................         1,419,000         1,233,005
Taiwan Cement Corp........................         4,870,980         2,396,034
Taiwan Navigation Co., Ltd................         1,100,360           729,252
Taiwan Semiconductor
   Manufacturing Co., Ltd.*...............           585,974         1,096,004
Waffer Technology Co., Ltd................           448,000         1,365,773
Ya Hsin Industrial Co., Ltd...............         1,972,000         2,549,950
Yuanta Core Pacific Securities Corp.......         1,531,291           915,617
Zyxel Communications Corp.................           319,150           667,442
                                                               ---------------
                                                                    39,743,356
                                                               ---------------
Thailand (5.5%)
Asian Property
   Development PCL (Foreign)..............         1,956,600           283,941
Bangkok Bank PCL (Foreign)*...............         1,704,900         4,948,287
Banpu PCL (Foreign).......................           122,400           395,412
BEC World PCL (Foreign)...................            61,100           348,504
C.P. Seven Eleven PCL, Class F*...........           265,400           375,100
Italian-Thai Development
   PCL (Foreign)*.........................           647,800         2,256,203
Kasikornbank PCL (NVDR)*..................         1,072,200         1,758,925
Kasikornbank PCL*.........................         1,063,300         1,878,503
Land & House PCL (Foreign)................         5,824,700         1,866,962
MBK PCL (Foreign).........................            10,200            13,000
PTT PCL (Foreign).........................           212,200           926,509
Ratchaburi Electricity
   Generating Holding PCL.................           388,400           480,323
Siam Cement PCL (NVDR)....................           451,300         2,893,058
Siam Commercial Bank PCL (Foreign)*.......           883,900         1,204,634
   Sino Thai Engineering &
   Construction PCL (Foreign)*............           806,800           419,461
Thai Airways International................           538,900           622,239
Thai Olefins PCL (Foreign)*...............           158,100           291,281
Thai Plastic & Chemical Co. (Foreign).....            83,000           410,575
                                                               ---------------
                                                                    21,372,917
                                                               ---------------
Turkey (5.7%)
Akbank T.A.S..............................       404,480,598         2,115,966
Akcansa Cimento A.S.......................       507,151,375         1,452,871
Arcelik A.S...............................       343,231,650         1,905,485
Enka Insaat ve Sanayi A.S.................        59,726,300   $     1,551,609
Ford Otomotive Sanayii A.S.*..............        28,627,000           191,526
Hurriyet Gazetecilik ve
   Matbaacilik A.S.*......................       670,855,000         2,387,384
Migros Turk T.A.S.........................        22,836,000           326,693
Tofas Turk Otomobil
   Fabrikasi A.S.*........................       543,548,380         1,199,288
Trakya CAM Sanayii A.S....................       366,011,441           807,570
Turkcell Iletism Hizmetleri A.S.*.........       231,860,200         2,310,351
Turkiye Garanti Bankasi A.S.*.............     1,039,422,000         3,033,189
Turkiye Is Bankasi*.......................       924,784,432         3,751,795
Yapi Ve Kredi Bankasi A.S.*...............       602,420,000         1,243,429
                                                               ---------------
                                                                    22,277,156
                                                               ---------------
Venezuela (0.2%)
Cia Anonima Nacional Telefonos de
   Venezuela (ADR)........................            53,590           817,783
                                                               ---------------
Total Common Stocks (94.5%)
   (Cost $269,551,551)....................                         369,500,367
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (0.6%)
Morgan Stanley,
   1.02%, 1/2/04 (Amortized
      Cost $2,186,250)....................   $     2,186,250         2,186,250
                                                               ---------------
Total Investments (95.1%)
   (Cost/Amortized Cost
      $271,737,801).......................                         371,686,617
Other Assets Less Liabilities (4.9%)                                19,201,281
                                                               ---------------
Net Assets (100%)......................                        $   390,887,898
                                                               ===============
------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary....................              11.9%
Consumer Staples..........................               3.9
Energy....................................              10.5
Financials................................              17.7
Health Care...............................               1.3
Industrials...............................               9.1
Information Technology....................              12.2
Materials.................................              18.4
Telecommunications Services...............              13.7
Utilities.................................               1.3
                                                     -------
                                                       100.0%
                                                     =======

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY
PORTFOLIO PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

*         Non-income producing.

/\        All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $3,740,601 or 0.96% of net assets.

+ Securities (totaling $1,759,002 or 0.45% of net assets) valued at fair value.

          Glossary:
          ADR -- American Depositary Receipt
          CPO -- Certificate of Participation
          GDR -- Global Depositary Receipt
          NVDR-- Non-Voting Depositary Receipt

--------------------------------------------------------------------------------

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt
   securities...............................................   $    259,928,076
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate
   debt securities..........................................        193,160,116

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized
   appreciation.............................................   $     97,650,192
Aggregate gross unrealized
   depreciation.............................................         (1,650,980)
                                                               ----------------
Net unrealized appreciation.................................   $     95,999,212
                                                               ================
Federal income tax cost of investments......................   $    275,687,405
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $2,085,839. This was secured by collateral of $2,186,250 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $9,891 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $102,385,427 of which $73,514,457 expires in the year 2009 and $28,870,970 expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $5,827,466 during 2003.

                       See Notes to Financial Statements.
                                       74

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                of Shares          (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (13.6%)
Apparel Retail (0.4%)
Gap, Inc..................................           272,475   $     6,324,145
Limited Brands, Inc.......................           157,178         2,833,919
TJX Cos., Inc.............................           153,100         3,375,855
                                                               ---------------
                                                                    12,533,919
                                                               ---------------
Auto Components (0.3%)
AutoZone, Inc.*...........................            27,000         2,300,670
Cooper Tire & Rubber Co...................            22,400           478,912
Dana Corp.................................            45,165           828,778
Delphi Corp...............................           170,391         1,739,692
Goodyear Tire & Rubber Co.*...............            53,300           418,938
Johnson Controls, Inc.....................            27,500         3,193,300
Snap-On, Inc..............................            17,700           570,648
Visteon Corp..............................            39,740           413,693
                                                               ---------------
                                                                     9,944,631
                                                               ---------------
Automobiles (0.8%)
Ford Motor Co.............................           556,997         8,911,952
General Motors Corp.......................           170,600         9,110,040
Harley-Davidson, Inc......................            92,200         4,382,266
PACCAR, Inc...............................            35,500         3,021,760
                                                               ---------------
                                                                    25,426,018
                                                               ---------------
Casinos & Gaming (0.1%)
Harrah's Entertainment, Inc...............            33,600         1,672,272
                                                               ---------------
Computer & Electronics Retail (0.2%)
Best Buy Co., Inc.........................            98,450         5,143,028
Circuit City Stores, Inc..................            63,700           645,281
RadioShack Corp...........................            49,900         1,530,932
                                                               ---------------
                                                                     7,319,241
                                                               ---------------
Department Stores (0.6%)
Dillards, Inc., Class A...................            25,300           416,438
Federated Department Stores, Inc..........            55,000         2,592,150
J.C. Penney Co., Inc......................            83,000         2,181,240
Kohl's Corp.*.............................           103,400         4,646,796
May Department Stores Co..................            87,800         2,552,346
Nordstrom, Inc............................            41,800         1,433,740
Sears, Roebuck & Co.......................            77,200         3,511,828
                                                               ---------------
                                                                    17,334,538
                                                               ---------------
General Merchandise Stores (2.9%)
Big Lots, Inc.*...........................            35,500           504,455
Costco Wholesale Corp.*...................           139,300         5,179,174
Dollar General Corp.......................           102,490         2,151,265
Family Dollar Stores, Inc.................            52,400         1,880,112
Target Corp...............................           277,300        10,648,320
Wal-Mart Stores, Inc......................         1,316,700        69,850,935
                                                               ---------------
                                                                    90,214,261
                                                               ---------------
Home Improvement Retail (1.2%)
Home Depot, Inc...........................           692,150        24,564,404
Lowe's Cos., Inc..........................           239,200        13,249,288
Sherwin-Williams Co.......................            44,300         1,538,982
                                                               ---------------
                                                                    39,352,674
                                                               ---------------
Hotels (0.5%)
Carnival Corp.............................           191,600         7,612,268
Hilton Hotels Corp........................           115,400         1,976,802
Marriott International, Inc., Class A.....            70,350         3,250,170
Starwood Hotels & Resorts
   Worldwide, Inc.........................            61,500         2,212,155
                                                               ---------------
                                                                    15,051,395
                                                               ---------------
Household Durables (0.5%)
Black & Decker Corp.......................            23,700         1,168,884
Centex Corp...............................            18,900         2,034,585
Fortune Brands, Inc.......................            44,400         3,174,156
KB Home...................................            14,100         1,022,532
Maytag Corp...............................            23,900   $       665,615
Leggett & Platt, Inc......................            58,300         1,261,029
Newell Rubbermaid, Inc....................            83,476         1,900,749
Pulte Homes, Inc..........................            18,900         1,769,418
Stanley Works.............................            24,700           935,389
Tupperware Corp...........................            17,700           306,918
Whirlpool Corp............................            21,200         1,540,180
                                                               ---------------
                                                                    15,779,455
                                                               ---------------
Internet Retail (0.4%)
eBay, Inc.*...............................           196,600        12,698,394
                                                               ---------------
Leisure Facilities (0.1%)
International Game Technology.............           105,300         3,759,210
                                                               ---------------
Leisure Products (0.1%)
Brunswick Corp............................            27,800           884,874
Hasbro, Inc...............................            53,008         1,128,010
Mattel, Inc...............................           130,700         2,518,589
                                                               ---------------
                                                                     4,531,473
                                                               ---------------
Media (4.0%)
Clear Channel Communications, Inc.........           187,290         8,770,791
Comcast Corp., Class A*...................           684,800        22,509,376
Dow Jones & Co., Inc......................            24,800         1,236,280
Gannett Co., Inc..........................            82,500         7,355,700
Interpublic Group of Cos., Inc.*..........           126,100         1,967,160
Knight Ridder, Inc........................            24,300         1,880,091
McGraw-Hill Cos., Inc.....................            58,300         4,076,336
Meredith Corp.............................            15,300           746,793
New York Times Co., Class A...............            45,300         2,164,887
Omnicom Group, Inc........................            57,800         5,047,674
Time Warner, Inc.*........................         1,375,650        24,747,943
Tribune Co................................            94,970         4,900,452
Univision Communications, Inc.,
   Class A*...............................            98,100         3,893,589
Viacom, Inc., Class B.....................           532,200        23,619,036
Walt Disney Co............................           622,200        14,515,926
                                                               ---------------
                                                                   127,432,034
                                                               ---------------
Photographic Products (0.1%)
Eastman Kodak Co..........................            87,200         2,238,424
                                                               ---------------
Restaurants (0.6%)
Darden Restaurants, Inc...................            50,150         1,055,156
McDonald's Corp...........................           386,100         9,586,863
Starbucks Corp.*..........................           119,000         3,934,140
Wendy's International, Inc................            34,700         1,361,628
Yum! Brands, Inc.*........................            89,440         3,076,736
                                                               ---------------
                                                                    19,014,523
                                                               ---------------
Specialty Stores (0.5%)
American Greetings Corp., Class A*........            20,200           441,774
AutoNation, Inc.*.........................            83,600         1,535,732
Bed Bath & Beyond, Inc.*..................            90,100         3,905,835
Office Depot, Inc.*.......................            95,200         1,590,792
Staples, Inc.*............................           150,650         4,112,745
Tiffany & Co..............................            44,600         2,015,920
Toys-R-Us, Inc.*..........................            64,900           820,336
                                                               ---------------
                                                                    14,423,134
                                                               ---------------
Textiles & Apparel (0.3%)
Jones Apparel Group, Inc..................            38,400         1,352,832
Liz Claiborne, Inc........................            33,200         1,177,272
Nike, Inc., Class B.......................            79,900         5,469,954
Reebok International Ltd..................            17,900           703,828
V.F. Corp.................................            32,900         1,422,596
                                                               ---------------
                                                                    10,126,482
                                                               ---------------
   Total Consumer Discretionary...........                         428,852,078
                                                               ---------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                of Shares          (Note 1)
------------------------------------------------------------------------------
Consumer Staples (8.5%)
Beverages (2.6%)
Adolph Coors Co., Class B.................            11,100   $       622,710
Anheuser-Busch Cos., Inc..................           247,900        13,059,372
Brown-Forman Corp., Class B...............            18,500         1,728,825
Coca-Cola Co..............................           745,900        37,854,425
Coca-Cola Enterprises, Inc................           138,300         3,024,621
Pepsi Bottling Group, Inc.................            79,900         1,931,982
PepsiCo, Inc..............................           522,260        24,347,761
                                                               ---------------
                                                                    82,569,696
                                                               ---------------
Drug Retail (0.5%)
CVS Corp..................................           120,100         4,338,012
Walgreen Co...............................           311,900        11,346,922
                                                               ---------------
                                                                    15,684,934
                                                               ---------------
Food Distributors (0.4%)
Hershey Foods Corp........................            39,600         3,048,804
SUPERVALU, Inc............................            40,800         1,166,472
SYSCO Corp................................           196,900         7,330,587
                                                               ---------------
                                                                    11,545,863
                                                               ---------------
Food Products (2.3%)
Altria Group, Inc.........................           618,000        33,631,560
Archer-Daniels-Midland Co.................           196,666         2,993,257
Campbell Soup Co..........................           124,800         3,344,640
ConAgra Foods, Inc........................           163,300         4,309,487
General Mills, Inc........................           113,600         5,146,080
H.J. Heinz Co.............................           107,050         3,899,831
Kellogg Co................................           124,200         4,729,536
McCormick & Co., Inc. (Non-Voting)........            42,200         1,270,220
R.J. Reynolds Tobacco Holdings, Inc.......            25,800         1,500,270
Sara Lee Corp.............................           240,400         5,219,084
UST, Inc..................................            50,400         1,798,776
Wm. Wrigley Jr. Co........................            68,400         3,844,764
                                                               ---------------
                                                                    71,687,505
                                                               ---------------
Food Retail (0.3%)
Albertson's, Inc..........................           111,551         2,526,630
Kroger Co.*...............................           226,600         4,194,366
Safeway, Inc.*............................           134,500         2,946,895
Winn-Dixie Stores, Inc....................            43,000           427,850
                                                               ---------------
                                                                    10,095,741
                                                               ---------------
Household Products (1.9%)
Clorox Co.................................            64,200         3,117,552
Colgate-Palmolive Co......................           163,500         8,183,175
Kimberly-Clark Corp.......................           153,444         9,067,006
Procter & Gamble Co.......................           394,500        39,402,660
                                                               ---------------
                                                                    59,770,393
                                                               ---------------
Personal Products (0.5%)
Alberto-Culver Co., Class B...............            17,900         1,129,132
Avon Products, Inc........................            72,000         4,859,280
Gillette Co...............................           307,800        11,305,494
                                                               ---------------
                                                                    17,293,906
                                                               ---------------
   Total Consumer Staples.................                         268,648,038
                                                               ---------------
Energy (5.8%)
Integrated Oil & Gas (4.3%)
Amerada Hess Corp.........................            27,400         1,456,858
ChevronTexaco Corp........................           325,223        28,096,015
ConocoPhillips............................           207,180        13,584,793
Exxon Mobil Corp..........................         2,010,932        82,448,212
Marathon Oil Co...........................            94,400         3,123,696
Occidental Petroleum Corp.................           117,200         4,950,528
                                                               ---------------
                                                                   133,660,102
                                                               ---------------
Oil & Gas Drilling (0.2%)
Nabors Industries Ltd.*...................            44,600         1,850,900
Noble Corp.*..............................            40,700         1,456,246
Rowan Cos., Inc.*.........................            28,600           662,662
Transocean, Inc.*.........................            97,292   $     2,335,981
                                                               ---------------
                                                                     6,305,789
                                                               ---------------
Oil & Gas Equipment & Services (0.6%)
Baker Hughes, Inc.........................           101,860         3,275,818
BJ Services Co.*..........................            48,100         1,726,790
El Paso Corp..............................           184,996         1,515,117
Halliburton Co............................           133,200         3,463,200
Schlumberger Ltd..........................           178,100         9,745,632
                                                               ---------------
                                                                    19,726,557
                                                               ---------------
Oil & Gas Exploration & Production
   (0.7%)
Anadarko Petroleum Corp...................            76,372         3,895,736
Apache Corp...............................            49,290         3,997,419
Burlington Resources, Inc.................            60,430         3,346,613
Devon Energy Corp.........................            70,800         4,054,008
EOG Resources, Inc........................            35,000         1,615,950
Kerr-McGee Corp...........................            30,664         1,425,569
Unocal Corp...............................            78,800         2,902,204
                                                               ---------------
                                                                    21,237,499
                                                               ---------------
Oil & Gas Refining & Marketing (0.0%)
Sunoco, Inc...............................            23,500         1,202,025
                                                               ---------------
   Total Energy...........................                         182,131,972
                                                               ---------------
Financials (20.5%)
Banks (7.0%)
AmSouth Bancorp...........................           106,750         2,615,375
Bank of America Corp......................           452,055        36,358,784
Bank of New York Co., Inc.................           235,300         7,793,136
Bank One Corp.............................           340,087        15,504,566
Charter One Financial, Inc................            67,761         2,341,143
Comerica, Inc.............................            53,350         2,990,801
Fifth Third Bancorp.......................           173,167        10,234,170
First Tennessee National Corp.............            38,200         1,684,620
FleetBoston Financial Corp................           320,885        14,006,630
Golden West Financial Corp................            46,300         4,777,697
Huntington Bancshares, Inc................            69,588         1,565,730
KeyCorp...................................           127,500         3,738,300
Marshall & Ilsley Corp....................            68,900         2,635,425
Mellon Financial Corp.....................           130,900         4,203,199
National City Corp........................           184,900         6,275,506
North Fork Bancorp, Inc...................            46,100         1,865,667
Northern Trust Corp.......................            67,000         3,110,140
PNC Financial Services Group, Inc.........            84,400         4,619,212
Regions Financial Corp....................            67,600         2,514,720
SouthTrust Corp...........................           100,900         3,302,457
SunTrust Banks, Inc.......................            85,700         6,127,550
U.S. Bancorp..............................           586,745        17,473,266
Union Planters Corp.......................            57,350         1,805,951
Wachovia Corp.............................           402,776        18,765,334
Washington Mutual, Inc....................           273,623        10,977,755
Wells Fargo & Co..........................           514,800        30,316,572
Zions Bancorp.............................            27,400         1,680,442
                                                               ---------------
                                                                   219,284,148
                                                               ---------------
Diversified Financials (8.5%)
Ambac Financial Group, Inc................            32,500         2,255,175
American Express Co.......................           391,300        18,872,399
BB&T Corp.................................           166,300         6,425,832
Bear Stearns Cos., Inc....................            29,853         2,386,747
Capital One Financial Corp................            70,300         4,308,687
Charles Schwab Corp.......................           412,725         4,886,664
Citigroup, Inc............................         1,569,516        76,184,307
Countrywide Financial Corp................            56,066         4,252,606
Fannie Mae................................           295,600        22,187,736
Federated Investors, Inc., Class B........            33,000           968,880
Franklin Resources, Inc...................            76,400         3,977,384
Freddie Mac...............................           211,700        12,346,344
Goldman Sachs Group, Inc..................           144,100        14,226,993

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                 Number             Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
J.P. Morgan Chase & Co....................           620,759   $    22,800,478
Janus Capital Group, Inc..................            73,200         1,201,212
Lehman Brothers Holdings, Inc.............            82,600         6,378,372
MBNA Corp.................................           388,698         9,659,145
Merrill Lynch & Co., Inc..................           287,600        16,867,740
Moody's Corp..............................            45,300         2,742,915
Morgan Stanley............................           329,510        19,068,744
Providian Financial Corp.*................            88,200         1,026,648
SLM Corp..................................           137,200         5,169,696
State Street Corp.........................           101,700         5,296,536
Synovus Financial Corp....................            91,800         2,654,856
T. Rowe Price Group, Inc..................            37,900         1,796,839
                                                               ---------------
                                                                   267,942,935
                                                               ---------------
Insurance (4.6%)
Ace Ltd...................................            84,900         3,516,558
AFLAC, Inc................................           156,000         5,644,080
Allstate Corp.............................           214,076         9,209,550
American International Group, Inc.........           793,457        52,590,330
Aon Corp..................................            95,325         2,282,080
Chubb Corp................................            57,100         3,888,510
Cincinnati Financial Corp.................            48,800         2,043,744
Hartford Financial Services Group, Inc....            86,100         5,082,483
Jefferson-Pilot Corp......................            42,950         2,175,418
John Hancock Financial Services, Inc......            88,000         3,300,000
Lincoln National Corp.....................            54,100         2,184,017
Loews Corp................................            56,400         2,788,980
Marsh & McLennan Cos., Inc................           161,300         7,724,657
MBIA, Inc.................................            43,850         2,597,235
Metlife, Inc..............................           231,300         7,787,871
MGIC Investment Corp......................            30,000         1,708,200
Principal Financial Group.................            98,200         3,247,474
Progressive Corp..........................            65,700         5,491,863
Prudential Financial, Inc.................           164,400         6,866,988
Safeco Corp...............................            42,200         1,642,846
St. Paul Cos., Inc........................            69,388         2,751,234
Torchmark Corp............................            34,400         1,566,576
Travelers Property Casualty Corp.,
   Class B................................           305,699         5,187,712
UnumProvident Corp........................            90,020         1,419,615
XL Capital Ltd., Class A..................            41,800         3,241,590
                                                               ---------------
                                                                   145,939,611
                                                               ---------------
Real Estate (0.4%)
Apartment Investment & Management Co.
   (REIT).................................            28,700           990,150
Equity Office Properties
   Trust (REIT)...........................           121,600         3,483,840
Equity Residential Properties
   Trust (REIT)...........................            83,800         2,472,938
Plum Creek Timber Co., Inc. (REIT)........            55,700         1,696,065
Prologis Trust (REIT).....................            54,700         1,755,323
Simon Property Group,  Inc. (REIT)........            58,200         2,696,988
                                                               ---------------
                                                                    13,095,304
                                                               ---------------
   Total Financials.......................                         646,261,998
                                                               ---------------
Health Care (13.2%)
Biotechnology (1.2%)
Amgen, Inc.*..............................           392,464        24,254,275
Biogen Idec, Inc.*........................            99,700         3,666,966
Chiron Corp.*.............................            57,100         3,254,129
Genzyme Corp. -
   General Division*......................            68,200         3,364,988
MedImmune, Inc.*..........................            75,300         1,912,620
                                                               ---------------
                                                                    36,452,978
                                                               ---------------
Health Care Equipment & Services (3.7%)
Aetna, Inc................................            46,443   $     3,138,618
AmerisourceBergen Corp....................            34,100         1,914,715
Anthem, Inc.*.............................            42,100         3,157,500
Applied Biosystems Group..................            63,200         1,308,872
Bard (C.R.), Inc..........................            15,800         1,283,750
Bausch & Lomb, Inc........................            16,000           830,400
Baxter International, Inc.................           185,700         5,667,564
Becton, Dickinson & Co....................            77,300         3,180,122
Biomet, Inc...............................            77,725         2,829,967
Boston Scientific Corp.*..................           249,200         9,160,592
Cardinal Health, Inc......................           131,725         8,056,301
CIGNA Corp................................            42,800         2,461,000
Express Scripts, Inc.*....................            23,900         1,587,677
Guidant Corp..............................            94,600         5,694,920
HCA, Inc..................................           150,800         6,478,368
Health Management Associates,
   Inc., Class A..........................            72,900         1,749,600
Humana, Inc.*.............................            49,000         1,119,650
Manor Care, Inc...........................            27,100           936,847
McKesson Corp.............................            88,681         2,851,981
Medco Health Solutions, Inc.*.............            82,236         2,795,202
Medtronic, Inc............................           368,800        17,927,368
Millipore Corp.*..........................            14,800           637,140
Quest Diagnostics, Inc.*..................            31,600         2,310,276
St. Jude Medical, Inc.*...................            52,486         3,220,016
Stryker Corp..............................            60,700         5,160,107
Tenet Healthcare Corp.*...................           141,400         2,269,470
UnitedHealth Group, Inc...................           178,500        10,385,130
WellPoint Health Networks, Inc.*..........            46,300         4,490,637
Zimmer Holdings, Inc.*....................            73,600         5,181,440
                                                               ---------------
                                                                   117,785,230
                                                               ---------------
Pharmaceuticals (8.3%)
Abbott Laboratories.......................           475,600        22,162,960
Allergan, Inc.............................            39,700         3,049,357
Bristol-Myers Squibb Co...................           590,000        16,874,000
Eli Lilly & Co............................           341,700        24,031,761
Forest Laboratories, Inc.*................           111,300         6,878,340
Johnson & Johnson.........................           903,010        46,649,496
King Pharmaceuticals, Inc.*...............            73,310         1,118,711
Merck & Co., Inc..........................           676,900        31,272,780
Pfizer, Inc...............................         2,321,772        82,028,205
Schering-Plough Corp......................           447,000         7,773,330
Watson Pharmaceuticals, Inc.*.............            32,800         1,508,800
Wyeth.....................................           405,200        17,200,740
                                                               ---------------
                                                                   260,548,480
                                                               ---------------
   Total Health Care......................                         414,786,688
                                                               ---------------
Industrials (11.3%)
Aerospace & Defense (1.8%)
Boeing Co.................................           255,974        10,786,745
General Dynamics Corp.....................            60,200         5,441,478
Goodrich Corp.............................            35,800         1,062,902
Honeywell International, Inc..............           262,212         8,765,747
Lockheed Martin Corp......................           137,208         7,052,491
Northrop Grumman Corp.....................            55,710         5,325,876
Raytheon Co...............................           126,600         3,803,064
Rockwell Collins, Inc.....................            53,800         1,615,614
United Technologies Corp..................           143,200        13,571,064
                                                               ---------------
                                                                    57,424,981
                                                               ---------------
Air Freight & Couriers (1.0%)
FedEx Corp................................            90,760         6,126,300
United Parcel Service, Inc.,
   Class B................................           342,100        25,503,555
                                                               ---------------
                                                                    31,629,855
                                                               ---------------
Airlines (0.1%)
Delta Air Lines, Inc......................            37,500           442,875

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                   Number           Value
                                                 of Shares         (Note 1)
------------------------------------------------------------------------------
Southwest Airlines Co.....................           239,468   $     3,865,013
                                                               ---------------
                                                                     4,307,888
                                                               ---------------
Building Products (0.2%)
American Standard Cos., Inc.*.............            22,200         2,235,540
Masco Corp................................           140,900         3,862,069
                                                               ---------------
                                                                     6,097,609
                                                               ---------------
Commercial Services & Supplies (1.6%)
Allied Waste Industries, Inc.*............            97,400         1,351,912
Apollo Group, Inc., Class A*..............            53,700         3,651,600
Automatic Data Processing, Inc............           180,800         7,161,488
Avery Dennison Corp.......................            33,600         1,882,272
Cendant Corp.*............................           308,179         6,863,146
Cintas Corp...............................            52,000         2,606,760
Concord EFS, Inc.*........................           141,500         2,099,860
Convergys Corp.*..........................            43,500           759,510
Deluxe Corp...............................            15,400           636,482
Equifax, Inc..............................            42,300         1,036,350
H&R Block, Inc............................            54,200         3,001,054
IMS Health, Inc...........................            72,770         1,809,062
Monster Worldwide, Inc.*..................            34,300           753,228
Paychex, Inc..............................           114,675         4,265,910
Pitney Bowes, Inc.........................            71,100         2,888,082
R.R. Donnelley & Sons Co..................            34,500         1,040,175
Robert Half International, Inc.*..........            52,000         1,213,680
Sabre Holdings Corp.......................            43,642           942,231
Waste Management, Inc.....................           177,156         5,243,818
                                                               ---------------
                                                                    49,206,620
                                                               ---------------
Construction & Engineering (0.1%)
Crane Co..................................            18,100           556,394
Fluor Corp................................            25,000           991,000
                                                               ---------------
                                                                     1,547,394
                                                               ---------------
Electrical Equipment (0.4%)
American Power
   Conversion Corp........................            60,400         1,476,780
Cooper Industries Ltd., Class A...........            28,400         1,645,212
Emerson Electric Co.......................           128,000         8,288,000
Rockwell Automation, Inc..................            56,700         2,018,520
                                                               ---------------
                                                                    13,428,512
                                                               ---------------
Industrial Conglomerates (4.2%)
3M Co.....................................           238,800        20,305,164
General Electric Co.......................         3,054,800        94,637,704
Textron, Inc..............................            41,400         2,362,284
Tyco International Ltd....................           608,152        16,116,028
                                                               ---------------
                                                                   133,421,180
                                                               ---------------
Machinery (1.3%)
Caterpillar, Inc..........................           105,700         8,775,214
Cummins, Inc..............................            12,900           631,326
Danaher Corp..............................            46,700         4,284,725
Deere & Co................................            73,000         4,748,650
Dover Corp................................            61,600         2,448,600
Eaton Corp................................            23,200         2,505,136
Illinois Tool Works, Inc..................            93,800         7,870,758
Ingersoll-Rand Co., Class A...............            52,750         3,580,670
ITT Industries, Inc.......................            28,100         2,085,301
Navistar International Corp.*.............            20,900         1,000,901
Pall Corp.................................            38,000         1,019,540
Parker-Hannifin Corp......................            36,050         2,144,975
                                                               ---------------
                                                                    41,095,796
                                                               ---------------
Railroads (0.5%)
Burlington Northern
   Santa Fe Corp..........................           112,953         3,654,030
CSX Corp..................................            65,100         2,339,694
Norfolk Southern Corp.....................           118,700         2,807,255
Union Pacific Corp........................            77,700         5,398,596
                                                               ---------------
                                                                    14,199,575
                                                               ---------------
Trading Companies & Distributors (0.1%)
Genuine Parts Co..........................            52,900         1,756,280
Grainger (W.W.), Inc......................            27,800   $     1,317,442
                                                               ---------------
                                                                     3,073,722
                                                               ---------------
Trucking (0.0%)
Ryder System, Inc.........................            19,500           665,925
                                                               ---------------
   Total Industrials......................                         356,099,057
                                                               ---------------
Information Technology (17.1%)
Application Software (0.6%)
Autodesk, Inc.............................            33,900           833,262
Citrix Systems, Inc.*.....................            49,900         1,058,379
Electronic Arts, Inc.*....................            90,600         4,328,868
Intuit, Inc.*.............................            60,400         3,195,764
Mercury Interactive Corp.*................            27,400         1,332,736
Parametric Technology Corp.*..............            81,000           319,140
PeopleSoft, Inc.*.........................           114,000         2,599,200
Siebel Systems, Inc.*.....................           150,800         2,091,596
Symantec Corp.*...........................            93,700         3,246,705
                                                               ---------------
                                                                    19,005,650
                                                               ---------------
Computer Hardware (3.3%)
Apple Computer, Inc.*.....................           110,200         2,354,974
Dell, Inc.*...............................           779,000        26,454,840
Gateway, Inc.*............................            98,600           453,560
Hewlett-Packard Co........................           927,572        21,306,329
International Business
   Machines Corp..........................           523,400        48,508,712
Sun Microsystems, Inc.*...................           993,800         4,462,162
                                                               ---------------
                                                                   103,540,577
                                                               ---------------
Computer Storage & Peripherals (0.5%)
EMC Corp.*................................           731,050         9,445,166
Lexmark International, Inc.*..............            39,100         3,074,824
Network Appliance, Inc.*..................           104,900         2,153,597
                                                               ---------------
                                                                    14,673,587
                                                               ---------------
Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc.*...............           144,623         4,228,777
Jabil Circuit, Inc.*......................            60,700         1,717,810
Molex, Inc................................            57,950         2,021,875
PerkinElmer, Inc..........................            38,500           657,195
Sanmina-SCI Corp.*........................           157,300         1,983,553
Solectron Corp.*..........................           254,300         1,502,913
Symbol Technologies, Inc..................            70,100         1,183,989
Tektronix, Inc............................            25,700           812,120
Thermo Electron Corp.*....................            49,500         1,247,400
Thomas & Betts Corp.......................            17,700           405,153
Waters Corp.*.............................            36,900         1,223,604
                                                               ---------------
                                                                    16,984,389
                                                               ---------------
Internet Software & Services (0.3%)
Yahoo!, Inc.*.............................           200,000         9,034,000
                                                               ---------------
IT Consulting & Services (0.7%)
Computer Sciences Corp.*..................            57,000         2,521,110
Electronic Data Systems Corp..............           146,100         3,585,294
First Data Corp...........................           221,700         9,109,653
Fiserv, Inc.*.............................            59,000         2,331,090
NCR Corp.*................................            28,800         1,117,440
Sungard Data Systems, Inc.*...............            87,400         2,421,854
Unisys Corp.*.............................           100,500         1,492,425
                                                               ---------------
                                                                    22,578,866
                                                               ---------------
Networking Equipment (1.7%)
Avaya, Inc.*..............................           126,677         1,639,200
Cisco Systems, Inc.*......................         2,100,200        51,013,858
                                                               ---------------
                                                                    52,653,058
                                                               ---------------
Office Electronics (0.1%)
Xerox Corp.*..............................           240,900         3,324,420
                                                               ---------------
Semiconductor Equipment (0.6%)
Applied Materials, Inc.*..................           505,900        11,357,455
KLA-Tencor Corp.*.........................            59,300         3,479,131
Novellus Systems, Inc.*...................            46,300         1,946,915

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                of Shares         (Note 1)
------------------------------------------------------------------------------
NVIDIA Corp.*.............................            49,300   $     1,146,225
Teradyne, Inc.*...........................            58,200         1,481,190
                                                               ---------------
                                                                    19,410,916
                                                               ---------------
Semiconductors (3.6%)
Advanced Micro Devices, Inc.*.............           106,000         1,579,400
Altera Corp.*.............................           115,200         2,615,040
Analog Devices, Inc.*.....................           111,800         5,103,670
Applied Micro Circuits Corp.*.............            93,300           557,934
Broadcom Corp., Class A*..................            92,100         3,139,689
Intel Corp................................         1,987,300        63,991,060
Linear Technology Corp....................            95,000         3,996,650
LSI Logic Corp.*..........................           115,300         1,022,711
Maxim Integrated Products, Inc............           100,000         4,980,000
Micron Technology, Inc.*..................           185,700         2,501,379
National Semiconductor Corp.*.............            56,400         2,222,724
PMC-Sierra, Inc.*.........................            52,500         1,057,875
QLogic Corp.*.............................            28,700         1,480,920
Texas Instruments, Inc....................           526,481        15,468,012
Xilinx, Inc.*.............................           104,100         4,032,834
                                                               ---------------
                                                                   113,749,898
                                                               ---------------
Systems Software (4.0%)
Adobe Systems, Inc........................            71,200         2,798,160
BMC Software, Inc.*.......................            68,800         1,283,120
Computer Associates International, Inc....           176,125         4,815,258
Compuware Corp.*..........................           116,800           705,472
Microsoft Corp............................         3,289,500        90,592,830
Novell, Inc.*.............................           113,600         1,195,072
Oracle Corp.*.............................         1,590,120        20,989,584
VERITAS Software Corp.*...................           130,100         4,834,516
                                                               ---------------
                                                                   127,214,012
                                                               ---------------
Telecommunications Equipment (1.2%)
ADC Telecommunications, Inc.*.............           244,800           727,056
CIENA Corp.*..............................           144,100           956,824
Comverse Technology, Inc.*................            58,600         1,030,774
Corning, Inc.*............................           404,542         4,219,373
JDS Uniphase Corp.*.......................           436,500         1,593,225
Lucent Technologies, Inc.*................         1,275,786         3,623,232
Motorola, Inc.............................           708,102         9,962,995
QUALCOMM, Inc.............................           243,400        13,126,562
Scientific-Atlanta, Inc...................            46,200         1,261,260
Tellabs, Inc.*............................           126,900         1,069,767
                                                               ---------------
                                                                    37,571,068
                                                               ---------------
   Total Information Technology                                    539,740,441
                                                               ---------------
Materials (3.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.............            69,200         3,655,836
Ashland, Inc..............................            20,900           920,854
Dow Chemical Co...........................           280,101        11,643,799
DuPont (E.I.) de Nemours & Co.............           303,226        13,915,041
Eastman Chemical Co.......................            23,500           928,955
Ecolab, Inc...............................            78,400         2,145,808
Engelhard Corp............................            38,100         1,141,095
Great Lakes Chemical Corp.................            15,400           418,726
Hercules, Inc.*...........................            33,700           411,140
International Flavors & Fragrances, Inc...            28,500           995,220
Monsanto Co...............................            79,699         2,293,737
PPG Industries, Inc.......................            51,700         3,309,834
Praxair, Inc..............................            98,900         3,777,980
Rohm & Haas Co............................            67,706         2,891,723
Sigma-Aldrich Corp........................            21,100         1,206,498
                                                               ---------------
                                                                    49,656,246
                                                               ---------------
Construction Materials (0.0%)
Vulcan Materials Co.......................            30,900         1,469,913
                                                               ---------------
Containers & Packaging (0.1%)
Ball Corp.................................            17,200   $     1,024,604
Bemis Co..................................            16,200           810,000
Pactiv Corp.*.............................            47,800         1,142,420
Sealed Air Corp.*.........................            25,817         1,397,733
                                                               ---------------
                                                                     4,374,757
                                                               ---------------
Metals & Mining (0.8%)
Alcoa, Inc................................           263,248        10,003,424
Allegheny Technologies, Inc...............            24,450           323,229
Freeport-McMoRan Copper &
   Gold, Inc., Class B....................            55,500         2,338,215
Newmont Mining Corp.......................           131,500         6,392,215
Nucor Corp................................            23,800         1,332,800
Phelps Dodge Corp.*.......................            27,248         2,073,300
United States Steel Corp..................            31,400         1,099,628
Worthington Industries, Inc...............            26,100           470,583
                                                               ---------------
                                                                    24,033,394
                                                               ---------------
Paper & Forest Products (0.6%)
Boise Cascade Corp........................            26,300           864,218
Georgia-Pacific Corp......................            77,304         2,370,913
International Paper Co....................           146,135         6,299,880
Louisiana-Pacific Corp.*..................            32,200           575,736
MeadWestvaco Corp.........................            61,029         1,815,613
Temple-Inland, Inc........................            16,500         1,034,055
Weyerhaeuser Co...........................            66,900         4,281,600
                                                               ---------------
                                                                    17,242,015
                                                               ---------------
   Total Materials........................                          96,776,325
                                                               ---------------
Telecommunication Services (3.5%)
Diversified Telecommunication Services
   (2.9%)
Alltel Corp...............................            94,900         4,420,442
Andrew Corp.*.............................            46,700           537,517
AT&T Corp.................................           240,223         4,876,527
BellSouth Corp............................           562,200        15,910,260
CenturyTel, Inc...........................            43,850         1,430,387
Citizens Communications Co.*..............            86,500         1,074,330
Qwest Communications International, Inc.*.           537,943         2,323,914
SBC Communications, Inc...................         1,007,233        26,258,564
Sprint Corp. (FON Group)..................           275,000         4,515,500
Verizon Communications, Inc...............           840,146        29,472,322
                                                               ---------------
                                                                    90,819,763
                                                               ---------------
Wireless Telecommunication Services (0.6%)
AT&T Wireless Services, Inc.*.............           825,797         6,598,118
Nextel Communications, Inc., Class A*.....           334,500         9,386,070
Sprint Corp. (PCS Group)*.................           314,900         1,769,738
                                                               ---------------
                                                                    17,753,926
                                                               ---------------
   Total Telecommunication Services.......                         108,573,689
                                                               ---------------
Utilities (2.8%)
Electric Utilities (2.4%)
AES Corp.*................................           189,400         1,787,936
Allegheny Energy, Inc.*...................            38,600           492,536
Ameren Corp...............................            49,400         2,272,400
American Electric Power, Inc..............           120,180         3,666,692
Calpine Corp.*............................           125,600           604,136
CenterPoint Energy, Inc...................            93,100           902,139
Cinergy Corp..............................            54,200         2,103,502
CMS Energy Corp.*.........................            49,000           417,480
Consolidated Edison, Inc..................            68,600         2,950,486
Constellation Energy Group, Inc...........            50,900         1,993,244
Dominion Resources, Inc...................            98,723         6,301,489
DTE Energy Co.............................            51,200         2,017,280
Duke Energy Corp..........................           276,060         5,645,427
Edison International*.....................            99,100         2,173,263

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                  Number            Value
                                                 of Shares         (Note 1)
------------------------------------------------------------------------------
Entergy Corp..............................            69,600   $     3,976,248
Exelon Corp...............................            99,500         6,602,820
FirstEnergy Corp..........................           100,301         3,530,595
FPL Group, Inc............................            56,000         3,663,520
PG&E Corp.*...............................           126,200         3,504,574
Pinnacle West Capital Corp................            27,800         1,112,556
PPL Corp..................................            53,944         2,360,050
Progress Energy, Inc......................            74,600         3,376,396
Public Service Enterprise Group, Inc......            71,500         3,131,700
Southern Co...............................           222,700         6,736,675
Teco Energy, Inc..........................            57,100           822,811
TXU Corp..................................            98,500         2,336,420
                                                               ---------------
                                                                    74,482,375
                                                               ---------------
Gas Utilities (0.3%)
KeySpan Corp..............................            48,400         1,781,120
Kinder Morgan, Inc........................            37,500         2,216,250
Nicor, Inc................................            13,400           456,136
NiSource, Inc.............................            79,759         1,749,913
Peoples Energy Corp.......................            11,200           470,848
Sempra Energy.............................            68,822         2,068,789
                                                               ---------------
                                                                     8,743,056
                                                               ---------------
Multi - Utilities (0.1%)
Dynegy, Inc., Class A*/\..................           114,613           490,543
Power-One, Inc.*..........................            25,300           273,999
Williams Cos., Inc........................           157,600         1,547,632
Xcel Energy, Inc..........................           121,245         2,058,740
                                                               ---------------
                                                                     4,370,914
                                                               ---------------
   Total Utilities.........................                         87,596,345
                                                               ---------------
Total Common Stocks (99.4%)
   (Cost $2,976,569,592)..................                       3,129,466,631
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (0.0%)
AIM S.T. Investment Co-Liquid,
   0.981%, 1/2/04.........................   $     1,215,307   $     1,215,307
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           627,452           627,452
                                                               ---------------
U.S. Government (0.1%)
U.S. Treasury Bills
   1/15/04#...............................         4,250,000         4,248,426
                                                               ---------------
U.S. Government Agency (1.3%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        40,500,000        40,498,313
                                                               ---------------
Total Short-Term Debt Securities (1.4%)
   (Amortized Cost $46,589,498)...........                          46,589,498
                                                               ---------------
Total Investments (100.8%)
   (Cost/Amortized Cost $3,023,159,090)                          3,176,056,129
Other Assets Less Liabilities (-0.8%).....                         (26,438,241)
                                                               ---------------
Net Assets (100.0%).......................                     $ 3,149,617,888
                                                               ===============

----------
*   Non-income producing.

/\  All, or a portion of security out on loan (See Note 1).

# All, or a portion of security held by broker as collateral for financial futures contracts.

    Glossary:
    REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:
(Note 1)

                           Number of  Expiration    Original      Value at     Unrealized
Purchase                   Contracts    Date         Value        12/31/03    Appreciation
------------------------   ---------  ----------  ------------  ------------  ------------
S&P 500 Index...........       8        March-04  $  2,196,000  $  2,221,200  $     25,200

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities...............   $   479,369,643
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities...............        10,091,683

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation......................   $   536,549,845
Aggregate gross unrealized depreciation......................      (389,489,628)
                                                                ---------------
Net unrealized appreciation..................................   $   147,060,217
                                                                ===============
Federal income tax cost of investments.......................   $ 3,028,995,912
                                                                ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $411,813. This was secured by collateral of $1,215,307 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $45,000,439 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $1,377,276 during 2003.

                       See Notes to Financial Statements.
                                       80

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (24.7%)
Apparel Retail (5.3%)
Chico's FAS, Inc.*/\......................            67,500   $     2,494,125
Coach, Inc.*..............................            89,000         3,359,750
                                                               ---------------
                                                                     5,853,875
                                                               ---------------
Auto Components (3.1%)
Autoliv, Inc..............................            30,000         1,129,500
Lear Corp.................................            28,000         1,717,240
TBC Corp.*................................            21,000           542,010
                                                               ---------------
                                                                     3,388,750
                                                               ---------------
Automobiles (1.1%)
PACCAR, Inc...............................            14,300         1,217,216
                                                               ---------------
Casinos & Gaming (1.1%)
Mandalay Resort Group.....................            28,000         1,252,160
                                                               ---------------
Computer & Electronics Retail (3.5%)
Best Buy Co., Inc.........................            44,400         2,319,456
Harman International Industries, Inc......            20,800         1,538,784
                                                               ---------------
                                                                     3,858,240
                                                               ---------------
Internet Retail (6.2%)
Amazon.com, Inc.*.........................            49,000         2,579,360
eBay, Inc.*...............................            50,700         3,274,713
InterActiveCorp*/\........................            28,389           963,239
                                                               ---------------
                                                                     6,817,312
                                                               ---------------
Leisure Facilities (2.8%)
International Game Technology.............            86,200         3,077,340
                                                               ---------------
Restaurants (0.5%)
P.F. Chang's China Bistro, Inc.*..........            10,000           508,800
                                                               ---------------
Specialty Stores (1.1%)
Williams-Sonoma, Inc.*....................            33,000         1,147,410
                                                               ---------------
   Total Consumer Discretionary...........                          27,121,103
                                                               ---------------
Energy (6.4%)
Oil & Gas Exploration & Production (6.4%)
Apache Corp...............................            20,850         1,690,935
Burlington Resources, Inc.................            20,000         1,107,600
Devon Energy Corp.........................            30,300         1,734,978
XTO Energy, Inc...........................            86,200         2,439,460
                                                               ---------------
   Total Energy...........................                           6,972,973
                                                               ---------------
Financials (3.8%)
Diversified Financials (3.8%)
Ameritrade Holding Corp.*.................            95,000         1,336,650
Citigroup, Inc............................            33,800         1,640,652
Morgan Stanley............................            20,000         1,157,400
                                                               ---------------
   Total Financials.......................                           4,134,702
                                                               ---------------
Health Care (19.7%)
Biotechnology (1.3%)
Genentech, Inc.*..........................            15,000         1,403,550
                                                               ---------------
Health Care Equipment & Services (6.5%)
Guidant Corp..............................            31,100         1,872,220
Health Management Associates, Inc.,
   Class A................................            43,500         1,044,000
Medtronic, Inc............................            31,280         1,520,521
St. Jude Medical, Inc.*...................            20,400         1,251,540
Stryker Corp..............................            17,400         1,479,174
                                                               ---------------
                                                                     7,167,455
                                                               ---------------
Pharmaceuticals (11.9%)
Endo Pharmaceuticals Holdings, Inc.*......            51,500           991,890
Forest Laboratories, Inc.*................            25,800         1,594,440
Pfizer, Inc...............................            63,000         2,225,790
Pharmaceutical Resources, Inc.*...........            15,000           977,250
SICOR, Inc.*..............................            52,000   $     1,414,400
Taro Pharmaceuticals Industries Ltd.*/\...            17,500         1,128,750
Teva Pharmaceutical Industries Ltd. (ADR).            21,479         1,218,074
Valeant Pharmaceuticals International.....            91,000         2,288,650
Watson Pharmaceuticals, Inc.*.............            26,400         1,214,400
                                                               ---------------
                                                                    13,053,644
                                                               ---------------
   Total Health Care......................                          21,624,649
                                                               ---------------
Industrials (12.5%)
Commercial Services & Supplies (6.6%)
Apollo Group, Inc., Class A*..............            23,200         1,577,600
Career Education Corp.*...................            41,000         1,642,870
Cendant Corp.*............................            58,500         1,302,795
Monster Worldwide, Inc.*..................            57,000         1,251,720
Paychex, Inc..............................            41,500         1,543,800
                                                               ---------------
                                                                     7,318,785
                                                               ---------------
Construction & Engineering (1.5%)
Chicago Bridge & Iron Co. N.V.............            55,900         1,615,510
                                                               ---------------
Electrical Equipment (1.8%)
Cooper Industries Ltd., Class A...........            33,900         1,963,827
                                                               ---------------
Machinery (2.6%)
Caterpillar, Inc..........................            15,000         1,245,300
Deere & Co................................            25,000         1,626,250
                                                               ---------------
                                                                     2,871,550
                                                               ---------------
   Total Industrials......................                          13,769,672
                                                               ---------------
Information Technology (28.8%)
Application Software (2.9%)
Cadence Design Systems, Inc.*/\...........           109,000         1,959,820
Intuit, Inc.*.............................            22,100         1,169,311
                                                               ---------------
                                                                     3,129,131
                                                               ---------------
Computer Hardware (1.8%)
Dell, Inc.*...............................            57,100         1,939,116
                                                               ---------------
Computer Storage & Peripherals (1.0%)
SanDisk Corp.*............................            18,300         1,118,862
                                                               ---------------
Electronic Equipment & Instruments (1.2%)
Flextronics International Ltd.*...........            89,400         1,326,696
                                                               ---------------
Networking Equipment (3.2%)
Cisco Systems, Inc.*......................           110,300         2,679,187
NetScreen Technologies, Inc.*/\...........            32,000           792,000
                                                               ---------------
                                                                     3,471,187
                                                               ---------------
Semiconductor Equipment (3.5%)
Applied Materials, Inc.*..................            55,000         1,234,750
Lam Research Corp.*.......................            39,300         1,269,390
Microchip Technology, Inc.................            40,000         1,334,400
                                                               ---------------
                                                                     3,838,540
                                                               ---------------
Semiconductors (6.4%)
Altera Corp.*.............................            60,500         1,373,350
Intel Corp................................            52,500         1,690,500
QLogic Corp.*.............................            28,200         1,455,120
Texas Instruments, Inc....................            86,300         2,535,494
                                                               ---------------
                                                                     7,054,464
                                                               ---------------
Systems Software (3.3%)
Microsoft Corp............................            53,900         1,484,406
Oracle Corp.*.............................           165,000         2,178,000
                                                               ---------------
                                                                     3,662,406
                                                               ---------------
Telecommunications Equipment (5.5%)
Amdocs Ltd.*..............................            75,600         1,699,488
Nortel Networks Corp.*....................           260,000         1,099,800
QUALCOMM, Inc.............................            48,700         2,626,391

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Research In Motion Ltd.*..................             9,900   $       661,617
                                                               ---------------
                                                                     6,087,296
                                                               ---------------
   Total Information Technology...........                          31,627,698
                                                               ---------------
Materials (1.6%)
Metals & Mining (1.6%)
Massey Energy Co..........................            82,400         1,713,920
                                                               ---------------
Total Common Stocks (97.5%)
   (Cost $94,487,713).....................                         106,964,717
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (3.9%)
Morgan Stanley,
   1.02%, 1/2/04..........................   $     4,286,912         4,286,912
                                                               ---------------
Time Deposit (6.6%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         7,271,662         7,271,662
                                                               ---------------
Total Short-Term Debt Securities (10.5%)
   (Amortized Cost $11,558,574)...........                          11,558,574
                                                               ---------------
Total Investments (108.0%)
   (Cost/Amortized Cost $106,046,287).....                         118,523,291
Other Assets Less Liabilities (-8.0%).....                          (8,789,204)
                                                               ---------------
Net Assets (100%).........................                     $   109,734,087
                                                               ===============
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    150,263,676
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         84,823,163

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     12,838,027
Aggregate gross unrealized depreciation.....................           (653,445)
                                                               ----------------
Net unrealized appreciation.................................   $     12,184,582
                                                               ================
Federal income tax cost of investments......................   $    106,338,709
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $4,226,331. This was secured by collateral of $4,286,912 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $1,775 as brokerage commissions with Bernstein (Sanford C.) & Co. and $1,243 with Wachovia Bank, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,294,158 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $4,591,596 during 2003.

                       See Notes to Financial Statements.
                                       82

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (19.0%)
Apparel Retail (0.7%)
Tommy Hilfiger Corp.*.....................           376,400   $     5,574,484
                                                               ---------------
Casinos & Gaming (0.4%)
Wynn Resorts Ltd.*/\......................           123,009         3,445,482
                                                               ---------------
Computer & Electronics Retail (4.2%)
Harman International Industries, Inc......           452,400        33,468,552
                                                               ---------------
Department Stores (0.6%)
Saks, Inc.*...............................           325,800         4,900,032
                                                               ---------------
Hotels (1.1%)
Royal Caribbean Cruises Ltd./\............           239,600         8,335,684
                                                               ---------------
Household Durables (0.8%)
Lennar Corp., Class A.....................            64,100         6,153,600
                                                               ---------------
Media (8.0%)
Cablevision Systems New York
   Group, Class A*/\......................           816,800        19,104,952
EchoStar Communications Corp., Class A*...           662,018        22,508,612
Entercom Communications Corp.*............            55,900         2,960,464
Lamar Advertising Co.*/\..................           220,000         8,210,400
Salem Communications Corp., Class A*/\....            82,104         2,226,661
Walt Disney Co............................           369,300         8,615,769
                                                               ---------------
                                                                    63,626,858
                                                               ---------------
Specialty Stores (0.9%)
Dick's Sporting Goods, Inc.*/\............           106,100         5,162,826
Linens 'N Things, Inc.*/\.................            65,100         1,958,208
                                                               ---------------
                                                                     7,121,034
                                                               ---------------
Textiles & Apparel (2.3%)
Polo Ralph Lauren Corp....................           157,900         4,547,520
Reebok International Ltd..................           351,800        13,832,776
                                                               ---------------
                                                                    18,380,296
                                                               ---------------
   Total Consumer Discretionary...........                         151,006,022
                                                               ---------------
Consumer Staples (3.2%)
Food Retail (3.2%)
Safeway, Inc.*............................         1,172,100        25,680,711
                                                               ---------------
Energy (5.6%)
Oil & Gas Drilling (1.3%)
ENSCO International, Inc..................           112,600         3,059,342
Rowan Cos., Inc.*/\.......................           325,260         7,536,274
                                                               ---------------
                                                                    10,595,616
                                                               ---------------
Oil & Gas Equipment & Services (1.8%)
BJ Services Co.*..........................            19,900           714,410
National-Oilwell, Inc.*/\.................           289,100         6,464,276
Weatherford International Ltd.*...........           187,470         6,748,920
                                                               ---------------
                                                                    13,927,606
                                                               ---------------
Oil & Gas Exploration & Production (2.5%)
Burlington Resources, Inc.................           140,000         7,753,200
Grant Prideco, Inc.*......................           405,200         5,275,704
Pioneer Natural Resources Co.*............           219,500         7,008,635
                                                               ---------------
                                                                    20,037,539
                                                               ---------------
   Total Energy...........................                          44,560,761
                                                               ---------------
Financials (7.1%)
Banks (1.3%)
Banknorth Group, Inc......................           152,100         4,947,813
Sovereign Bancorp, Inc....................           219,800         5,220,250
                                                               ---------------
                                                                    10,168,063
                                                               ---------------
Diversified Financials (5.0%)
CIT Group, Inc............................           224,200         8,059,990
Countrywide Financial Corp................           178,000        13,501,300
E*TRADE Group, Inc.*/\....................           681,600   $     8,622,240
Lehman Brothers Holdings, Inc.............           124,800         9,637,056
                                                               ---------------
                                                                    39,820,586
                                                               ---------------
Insurance (0.8%)
Conseco, Inc.*/\..........................           304,600         6,640,280
                                                               ---------------
   Total Financials.......................                          56,628,929
                                                               ---------------
Health Care (7.2%)
Biotechnology (0.1%)
Millennium Pharmaceuticals, Inc.*.........            42,300           789,741
                                                               ---------------
Health Care Equipment & Services (7.1%)
Baxter International, Inc.................           492,400        15,028,048
Covance, Inc.*/\..........................            78,000         2,090,400
DaVita, Inc.*.............................            45,600         1,778,400
Edwards Lifesciences Corp.*/\.............           358,200        10,774,656
Fisher Scientific International, Inc.*....           139,000         5,750,430
Health Management Associates,
   Inc., Class A..........................           161,000         3,864,000
HEALTHSOUTH Corp.*/\......................         3,319,900        15,205,142
Omnicare, Inc./\..........................            49,900         2,015,461
                                                               ---------------
                                                                    56,506,537
                                                               ---------------
   Total Health Care......................                          57,296,278
                                                               ---------------
Industrials (21.5%)
Aerospace & Defense (4.3%)
Empresa Brasileira de
   Aeronautica S.A. (ADR)/\...............           983,400        34,448,502
                                                               ---------------
Airlines (5.3%)
Airtran Holdings, Inc.*...................           181,400         2,158,660
Alaska Air Group, Inc.*/\.................           322,697         8,806,401
Atlantic Coast Airlines Holdings, Inc.*...           576,273         5,705,103
Continental Airlines, Inc., Class B*......           409,560         6,663,541
JetBlue Airways Corp.*/\..................           220,725         5,853,627
Ryanair Holdings plc (ADR)*/\.............           197,200         9,986,208
Westjet Airlines Ltd.*....................           124,000         2,729,967
                                                               ---------------
                                                                    41,903,507
                                                               ---------------
Commercial Services & Supplies (8.2%)
ARAMARK Corp., Class B....................           557,000        15,272,940
Career Education Corp.*...................            81,300         3,257,691
Cendant Corp.*............................           700,900        15,609,043
Corinthian Colleges, Inc.*................                77             4,278
Moore Wallace, Inc.
   (New York Exchange)*...................           744,860        13,951,228
Moore Wallace, Inc.
   (Toronto Exchange)*....................           122,700         2,298,755
Weight Watchers
   International, Inc.*/\.................           381,100        14,622,807
                                                               ---------------
                                                                    65,016,742
                                                               ---------------
Machinery (0.5%)
Parker-Hannifin Corp......................            61,100         3,635,450
                                                               ---------------
Marine (0.2%)
Tsakos Energy Navigation Ltd..............           106,200         1,959,390
                                                               ---------------
Railroads (1.4%)
CSX Corp..................................           150,600         5,412,564
Norfolk Southern Corp.....................           245,000         5,794,250
                                                               ---------------
                                                                    11,206,814
                                                               ---------------
Trucking (1.6%)
CNF, Inc..................................           294,600         9,986,940
Swift Transportation Co., Inc.*...........           147,134         3,092,757
                                                               ---------------
                                                                    13,079,697
                                                               ---------------
   Total Industrials......................                         171,250,102
                                                               ---------------

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Information Technology (14.8%)
Application Software (4.9%)
At Road, Inc.*/\..........................           545,295   $     7,252,424
Autodesk, Inc.............................           463,994        11,404,973
BEA Systems, Inc.*/\......................           601,785         7,401,955
Quest Software, Inc.*/\...................           248,577         3,529,793
Siebel Systems, Inc.*.....................           677,250         9,393,457
                                                               ---------------
                                                                    38,982,602
                                                               ---------------
Computer Hardware (0.3%)
Compal Electronics, Inc...................         1,476,000         2,021,620
                                                               ---------------
Electronic Equipment & Instruments (4.4%)
Celestica, Inc.*..........................           320,900         4,835,963
Celestica, Inc.
   (Toronto Exchange)*....................           319,100         4,830,022
Hon Hai Precision Industry Co., Ltd.......           563,000         2,213,859
Ingram Micro, Inc., Class A*..............           224,000         3,561,600
Mettler-Toledo International, Inc.*.......                90             3,799
Symbol Technologies, Inc..................         1,169,800        19,757,922
                                                               ---------------
                                                                    35,203,165
                                                               ---------------
Internet Software & Services (0.7%)
NetFlix, Inc.*/\..........................           107,300         5,868,237
                                                               ---------------
IT Consulting & Services (1.3%)
BearingPoint, Inc.*/\.....................           889,300         8,973,037
webMethods, Inc.*.........................           119,300         1,091,595
                                                               ---------------
                                                                    10,064,632
                                                               ---------------
Semiconductor Equipment (1.7%)
Integrated Circuit Systems, Inc.*.........           213,000         6,068,370
NVIDIA Corp.*/\...........................           312,782         7,272,182
                                                               ---------------
                                                                    13,340,552
                                                               ---------------
Semiconductors (0.3%)
MediaTek, Inc.............................           278,000         2,612,135
                                                               ---------------
Systems Software (0.1%)
Novell, Inc.*.............................            68,700           722,724
                                                               ---------------
Telecommunications Equipment (1.1%)
CIENA Corp.*..............................         1,267,400         8,415,536
                                                               ---------------
   Total Information Technology...........                         117,231,203
                                                               ---------------
Materials (6.8%)
Chemicals (1.6%)
Lyondell Chemical Co./\...................           461,500         7,822,425
Olin Corp./\..............................           218,400         4,381,104
                                                               ---------------
                                                                    12,203,529
                                                               ---------------
Containers & Packaging (1.0%)
Pactiv Corp.*.............................           334,700         7,999,330
                                                               ---------------
Metals & Mining (3.3%)
Falconbridge Ltd..........................           504,900        12,252,787
Nucor Corp................................            85,500         4,788,000
Peabody Energy Corp.......................           221,600         9,242,936
                                                               ---------------
                                                                    26,283,723
                                                               ---------------
Paper & Forest Products (0.9%)
Boise Cascade Corp........................           222,700         7,317,922
                                                               ---------------
   Total Materials........................                          53,804,504
                                                               ---------------
Telecommunication Services (11.6%)
Diversified Telecommunication Services (4.3%)
Citizens Communications Co.*..............         1,990,549        24,722,618
NTL, Inc.*/\..............................            74,800         5,217,300
TELUS Corp./\.............................           209,300         3,919,567
TELUS Corp. (Non-Voting)..................            16,500           307,065
                                                               ---------------
                                                                    34,166,550
                                                               ---------------
Wireless Telecommunication Services (7.3%)
Nextel Communications, Inc., Class A*.....         2,053,100   $    57,609,986
                                                               ---------------
   Total Telecommunication Services.......                          91,776,536
                                                               ---------------
Utilities (0.1%)
Electric Utilities (0.1%)
FirstEnergy Corp..........................            20,900           735,680
                                                               ---------------
Multi - Utilities (0.0%)
FuelCell Energy, Inc.*/\..................            10,800           140,400
                                                               ---------------
   Total Utilities........................                             876,080
                                                               ---------------
Total Common Stocks (96.9%)
   (Cost $633,530,267)....................                         770,111,126
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
LONG-TERM DEBT SECURITIES:
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
TeleWest Communications plc
   9.625%, 10/1/06 (h)....................   $       255,000           161,288
   11.00%, 10/1/07/\(h)...................         4,260,000         2,769,000
   11.25%, 11/1/08 (h)....................           250,000           160,625
   0.00%, 4/15/09 (e).....................           680,000           353,600
   0.00%, 2/1/10 (e)......................           525,000           257,250
   9.875%, 2/1/10/\(h)....................         1,155,000           716,100
                                                               ---------------
Total Long-Term Debt Securities (0.5%)
   (Cost $3,303,319)......................                           4,417,863
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc.,
   dated 12/31/03, due 1/2/04 (k).........        17,000,000        17,000,000
                                                               ---------------
Short-Term Investments of Cash Collateral for Securities Loaned (11.7%) Deutsche Bank N.Y.,
   1.10%, 2/22/05 (l).....................         5,004,382         5,004,382
Four Winds Funding,
   1.25%, 1/7/04..........................         4,993,924         4,993,924
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         4,000,000         4,000,000
   1.18%, 12/8/04 (l).....................         4,000,000         4,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        49,305,915        49,305,915
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         7,500,000         7,500,000
New York Life Insurance,
   1.28%, 3/31/04 (l).....................         8,000,000         8,000,000
UBS Securities LLC,
   1.07%, 1/2/04..........................        10,000,000        10,000,000
                                                               ---------------
                                                                    92,804,221
                                                               ---------------
Time Deposit (0.1%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           439,947           439,947
                                                               ---------------
Total Short-Term Debt Securities (13.9%)
   (Amortized Cost $110,244,168)..........                         110,244,168
                                                               ---------------
Total Investments (111.3%)
   (Cost/Amortized Cost $747,077,754).....                         884,773,157
Other Assets Less
   Liabilities (-11.3%)...................                         (89,841,227)
                                                               ---------------
Net Assets (100%).........................                     $   794,931,930
                                                               ===============

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.

(h)  Security in default, non-income producing.

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

(k) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of assets and liabilities (See Note 1).

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  1,050,402,239
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        717,000,642

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    139,616,933
Aggregate gross unrealized depreciation.....................         (5,255,391)
                                                               ----------------
Net unrealized appreciation.................................   $    134,361,542
                                                               ================
Federal income tax cost of investments......................   $    750,411,615
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $90,561,420. This was secured by collateral of $92,804,221 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio utilized net capital loss carryforward of $37,604,261 during 2003.


                       See Notes to Financial Statements.
                                       85

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.1%)
Apparel Retail (0.8%)
AnnTaylor Stores Corp.*/\.................            35,300   $     1,376,700
Columbia Sportswear Co.*/\................            23,700         1,291,650
Limited Brands, Inc.......................           225,900         4,072,977
Maxwell Shoe Co., Inc.*/\.................            77,700         1,318,569
Stage Stores, Inc.*/\.....................            34,100           951,390
                                                               ---------------
                                                                     9,011,286
                                                               ---------------
Auto Components (1.0%)
Keystone Automotive Industries, Inc.*/\...            46,600         1,181,776
Lithia Motors, Inc........................            38,700           975,627
Midas, Inc.*/\............................            95,300         1,362,790
Pep Boys Manny, Moe & Jack/\..............           282,400         6,458,488
Superior Industries International, Inc....            26,400         1,148,928
                                                               ---------------
                                                                    11,127,609
                                                               ---------------
Automobiles (0.9%)
Asbury Automotive Group, Inc.*/\..........           160,300         2,870,973
Group 1 Automotive, Inc.*/\...............            55,400         2,004,926
Sonic Automotive, Inc./\..................           226,400         5,189,088
                                                               ---------------
                                                                    10,064,987
                                                               ---------------
Casinos & Gaming (0.6%)
Harrah's Entertainment, Inc...............            40,200         2,000,754
Mandalay Resort Group.....................            89,300         3,993,496
Penn National Gaming, Inc.*/\.............            29,800           687,784
                                                               ---------------
                                                                     6,682,034
                                                               ---------------
Catalog Retail (0.0%)
Coldwater Creek, Inc.*/\..................            41,300           454,300
                                                               ---------------
Computer & Electronics Retail (0.1%)
Ultimate Electronics, Inc.*/\.............           115,800           883,554
                                                               ---------------
Department Stores (0.3%)
Federated Department Stores, Inc..........            16,200           763,506
Nordstrom, Inc............................            76,700         2,630,810
                                                               ---------------
                                                                     3,394,316
                                                               ---------------
Distributors (0.2%)
Bell Microproducts, Inc.*/\...............           119,000         1,078,140
LKQ Corp.*................................            91,100         1,635,245
                                                               ---------------
                                                                     2,713,385
                                                               ---------------
General Merchandise Stores (1.1%)
Big Lots, Inc.*...........................           286,720         4,074,291
BJ's Wholesale Club, Inc.*/\..............           343,800         7,893,648
                                                               ---------------
                                                                    11,967,939
                                                               ---------------
Home Improvement Retail (0.3%)
Sherwin-Williams Co.......................            90,900         3,157,866
                                                               ---------------
Hotels (0.5%)
Carnival Corp.............................            21,100           838,303
Hilton Hotels Corp........................           139,600         2,391,348
Royal Caribbean Cruises Ltd...............            33,580         1,168,248
Starwood Hotels & Resorts Worldwide, Inc..            42,000         1,510,740
                                                               ---------------
                                                                     5,908,639
                                                               ---------------
Household Durables (2.3%)
Blyth, Inc./\.............................            31,100         1,002,042
Furniture Brands International, Inc./\....           116,100         3,405,213
Herman Miller, Inc./\.....................            64,000         1,553,280
Leggett & Platt, Inc......................           198,300         4,289,229
Newell Rubbermaid, Inc....................           141,500         3,221,955
Pier 1 Imports, Inc.......................            56,000         1,224,160
Pulte Homes, Inc..........................            44,700         4,184,814
Select Comfort Corp.*.....................             7,900           195,604
Standard-Pacific Corp./\..................            41,900   $     2,034,245
Whirlpool Corp............................            68,900         5,005,585
                                                               ---------------
                                                                    26,116,127
                                                               ---------------
Internet Retail (0.4%)
Regis Corp................................            98,700         3,900,624
                                                               ---------------
Leisure Products (0.4%)
Brunswick Corp............................           123,200         3,921,456
Hasbro, Inc...............................            18,120           385,594
RC2 Corp.*................................            11,800           244,850
                                                               ---------------
                                                                     4,551,900
                                                               ---------------
Media (1.8%)
Clear Channel Communications, Inc.........            72,400         3,390,492
Cumulus Media, Inc., Class A*/\...........            25,300           556,600
E.W. Scripps Co., Class A.................            17,700         1,666,278
Emmis Communications Corp., Class A*......            70,200         1,898,910
Journal Communications, Inc...............           140,900         2,610,877
R.H. Donnelly Corp.*/\....................            17,400           693,216
Reader's Digest Association, Inc.
   (Non-Voting)/\.........................           238,800         3,500,808
Time Warner, Inc.*........................           211,300         3,801,287
Viacom, Inc., Class B.....................            58,000         2,574,040
                                                               ---------------
                                                                    20,692,508
                                                               ---------------
Restaurants (2.1%)
AFC Enterprises, Inc.*....................           221,700         4,234,470
Buca, Inc.*/\.............................           359,400         2,447,514
California Pizza Kitchen, Inc.*/\.........             8,300           167,079
Outback Steakhouse, Inc...................           201,100         8,890,631
Ruby Tuesday, Inc.........................           129,500         3,689,455
Wendy's International, Inc................            18,600           729,864
Yum! Brands, Inc.*........................            93,000         3,199,200
                                                               ---------------
                                                                    23,358,213
                                                               ---------------
Specialty Stores (3.2%)
American Greetings Corp., Class A*/\......           171,300         3,746,331
AutoNation, Inc.*.........................           120,300         2,209,911
Big 5 Sporting Goods Corp.*...............           241,000         5,048,950
Foot Locker, Inc./\.......................            46,200         1,083,390
Kirkland's, Inc.*/\.......................           120,300         2,124,498
Linens 'N Things, Inc.*/\.................            30,400           914,432
Office Depot, Inc.*.......................           152,000         2,539,920
Toys-R-Us, Inc.*..........................           327,300         4,137,072
United Auto Group, Inc./\.................           403,900        12,642,070
Whitehall Jewelers, Inc.*.................           198,800         1,962,156
                                                               ---------------
                                                                    36,408,730
                                                               ---------------
Textiles & Apparel (1.1%)
Liz Claiborne, Inc........................            59,960         2,126,182
Polo Ralph Lauren Corp....................            50,400         1,451,520
Russell Corp./\...........................            34,400           604,064
Skechers U.S.A., Inc., Class A*...........           206,300         1,681,345
Timberland Co., Class A*/\................            25,200         1,312,164
V.F. Corp.................................            12,600           544,824
Vans, Inc.*/\.............................           109,300         1,247,113
Warnaco Group, Inc.*/\....................           197,300         3,146,935
                                                               ---------------
                                                                    12,114,147
                                                               ---------------
   Total Consumer Discretionary...........                         192,508,164
                                                               ---------------
Consumer Staples (2.9%)
Beverages (0.5%)
Constellation Brands, Inc.*...............           157,700         5,193,061
                                                               ---------------
Drug Retail (0.2%)
Rite Aid Corp.*...........................           384,700         2,323,588
                                                               ---------------
Food Distributors (0.4%)
Interstate Bakeries Corp/\................           313,400         4,459,682
                                                               ---------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Food Products (1.4%)
Dean Foods Co.*...........................            47,700   $     1,567,899
Hormel Foods Corp.........................           100,200         2,586,162
Jarden Corp.*/\...........................           237,600         6,495,984
NBTY, Inc.*...............................            88,900         2,387,854
Sensient Technologies Corp./\.............           104,000         2,056,080
                                                               ---------------
                                                                    15,093,979
                                                               ---------------
Food Retail (0.2%)
Safeway, Inc.*............................           120,400         2,637,964
                                                               ---------------
Household Products (0.2%)
Kimberly-Clark Corp.......................            38,000         2,245,420
                                                               ---------------
Personal Products (0.0%)
Playtex Products, Inc.*/\.................            50,800           392,684
                                                               ---------------
   Total Consumer Staples.................                          32,346,378
                                                               ---------------
Energy (6.3%)
Integrated Oil & Gas (0.8%)
ConocoPhillips............................            47,500         3,114,575
EnCana Corp...............................            16,830           663,775
Occidental Petroleum Corp.................            77,800         3,286,272
Total S.A. (ADR)..........................            26,410         2,443,189
                                                               ---------------
                                                                     9,507,811
                                                               ---------------
Oil & Gas Drilling (1.6%)
Helmerich & Payne, Inc./\.................           149,300         4,169,949
Hydril Co.*/\.............................            44,800         1,072,064
Nabors Industries Ltd.*...................            77,900         3,232,850
Noble Corp.*..............................           122,600         4,386,628
Oil States International, Inc.*/\.........           182,500         2,544,050
Transocean, Inc.*.........................           110,900         2,662,709
                                                               ---------------
                                                                    18,068,250
                                                               ---------------
Oil & Gas Equipment & Services (1.9%)
Baker Hughes, Inc.........................           149,600         4,811,136
BJ Services Co.*..........................           145,500         5,223,450
Cooper Cameron Corp.*.....................            92,900         4,329,140
FMC Technologies, Inc.*...................            80,200         1,868,660
Varco International, Inc.*................           239,100         4,932,633
                                                               ---------------
                                                                    21,165,019
                                                               ---------------
Oil & Gas Exploration & Production (1.8%)
Apache Corp...............................            38,800         3,146,680
Burlington Resources, Inc.................            57,200         3,167,736
Cimarex Energy Co.*.......................            62,900         1,678,801
Encore Acquisition Co.*/\.................            83,900         2,068,135
Evergreen Resources, Inc.*/\..............            46,800         1,521,468
Patina Oil & Gas Corp.....................            27,900         1,366,821
Penn Virginia Corp./\.....................            24,000         1,335,600
Prima Energy Corp.*.......................            58,900         2,070,924
Quicksilver Resources, Inc.*/\............           102,400         3,307,520
                                                               ---------------
                                                                    19,663,685
                                                               ---------------
Oil & Gas Refining & Marketing (0.2%)
Premcor, Inc.*/\..........................            84,400         2,194,400
                                                               ---------------
   Total Energy...........................                          70,599,165
                                                               ---------------
Financials (15.4%)
Banks (3.6%)
Bank Mutual Corp./\.......................           403,900         4,600,421
Bank of America Corp......................            14,400         1,158,192
Bank of New York Co., Inc.................            13,700           453,744
Bank One Corp.............................            93,600         4,267,224
Banknorth Group, Inc......................            89,000         2,895,170
Center Financial Corp.....................            62,500         1,703,125
City National Corp........................            13,200           819,984
East-West Bancorp, Inc....................            11,000           590,480
FleetBoston Financial Corp................            47,000         2,051,550
Hanmi Financial Corp......................            19,900           393,423
Harbor Florida Bancshares, Inc............            87,900         2,611,509
Hibernia Corp., Class A...................            35,200           827,552
KNBT Bancorp, Inc.*/\.....................           124,000   $     2,179,920
Nara Bancorp, Inc.........................            17,200           469,560
NetBank, Inc./\...........................            37,200           496,620
Pacific Union Bank/\......................            51,200         1,307,136
Provident Financial Services, Inc./\......           186,700         3,528,630
Sovereign Bancorp, Inc....................            21,100           501,125
UnionBanCal Corp..........................            47,600         2,738,904
W Holding Co., Inc........................            61,425         1,143,119
Wachovia Corp.............................            87,400         4,071,966
Westfield Financial, Inc..................             3,900            92,664
Wilshire State Bank/CA*/\.................            42,000           815,598
Zions Bancorp.............................            16,800         1,030,344
                                                               ---------------
                                                                    40,747,960
                                                               ---------------
Diversified Financials (2.7%)
Ambac Financial Group, Inc................            43,200         2,997,648
Charles Schwab Corp.......................           131,800         1,560,512
CIT Group, Inc............................            74,400         2,674,680
Citigroup, Inc............................            32,500         1,577,550
Fannie Mae................................            34,600         2,597,076
Farmer Mac, Class C*/\....................           218,900         6,996,044
Freddie Mac...............................            27,200         1,586,304
Janus Capital Group, Inc..................            57,100           937,011
LaBranche & Co., Inc./\...................            10,600           123,702
Lehman Brothers Holdings, Inc.............            31,700         2,447,874
Rewards Network, Inc.*/\..................            87,500           932,750
Student Loan Corp.........................            40,000         5,840,000
                                                               ---------------
                                                                    30,271,151
                                                               ---------------
Insurance (4.8%)
Ace Ltd...................................            93,100         3,856,202
AFLAC, Inc................................            82,700         2,992,086
Allstate Corp.............................           107,500         4,624,650
Arch Capital Group Ltd.*/\................            29,800         1,187,828
Berkshire Hathaway, Inc., Class A*........                83         6,992,750
Chubb Corp................................            47,600         3,241,560
Conseco, Inc.*............................            52,500         1,144,500
Everest Reinsurance Group Ltd.............            22,300         1,886,580
HCC Insurance Holdings, Inc...............            19,000           604,200
Insurance Auto Auctions, Inc.*/\..........            14,200           185,310
Marsh & McLennan Cos., Inc................            69,300         3,318,777
MBIA, Inc.................................            51,400         3,044,422
Metlife, Inc..............................            52,800         1,777,776
Montpelier Reinsurance Holdings Ltd.......            19,700           722,990
PartnerReinsurance Ltd....................            48,900         2,838,645
Reinsurance Group of America, Inc./\......            84,500         3,265,925
St. Paul Cos., Inc........................            67,600         2,680,340
Stancorp Financial Group, Inc.............            39,800         2,502,624
Travelers Property Casualty
   Corp., Class A.........................           206,400         3,463,392
USI Holdings Corp.*.......................           238,400         3,111,120
WellChoice, Inc.*.........................             7,000           241,500
                                                               ---------------
                                                                    53,683,177
                                                               ---------------
Real Estate (4.3%)
Alexandria Real Estate Equities,
   Inc. (REIT)............................            45,000         2,605,500
Apartment Investment &
   Management Co. (REIT)..................            54,300         1,873,350
Arden Realty, Inc. (REIT).................            56,400         1,711,176
Boston Properties, Inc. (REIT)............            43,300         2,086,627
CenterPoint Properties Corp. (REIT)*......            33,000         2,471,700
Corrections Corp. of America*.............           815,200        23,502,215
Duke Realty Corp. (REIT)/\................           102,900         3,189,900

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Pan Pacific Retail Properties,
   Inc. (REIT)/\..........................            17,300   $       824,345
Public Storage, Inc. (REIT)...............            46,100         2,000,279
Reckson Associates Realty Corp. (REIT)....           107,500         2,612,250
Simon Property Group, Inc. (REIT).........            54,600         2,530,164
Vornado Realty Trust (REIT)/\.............            62,000         3,394,500
                                                               ---------------
                                                                    48,802,006
                                                               ---------------
   Total Financials.......................                         173,504,294
                                                               ---------------
Health Care (9.3%)
Biotechnology (0.1%)
Embrex, Inc.*/\...........................            49,200           676,008
Millennium Pharmaceuticals, Inc.*.........            16,200           302,454
                                                               ---------------
                                                                       978,462
                                                               ---------------
Health Care Equipment & Services (8.1%)
AmerisourceBergen Corp....................             9,610           539,601
Bausch & Lomb, Inc........................            58,600         3,041,340
Baxter International, Inc.................           138,000         4,211,760
Becton, Dickinson & Co....................            87,900         3,616,206
Conmed Corp.*.............................            21,600           514,080
Covance, Inc.*............................            41,800         1,120,240
Coventry Health Care, Inc.*...............           122,400         7,893,576
Dade Behring Holdings, Inc.*..............            10,100           360,974
Fisher Scientific International, Inc.*....           332,800        13,767,936
Hanger Orthopedic Group, Inc.*/\..........           174,200         2,712,294
HCA, Inc..................................            84,000         3,608,640
IMPAC Medical Systems, Inc.*/\............            31,300           800,028
Inveresk Research Group, Inc.*/\..........            42,300         1,046,079
Laboratory Corp of America Holdings*......            63,400         2,342,630
Mariner Health Care, Inc.*................            11,600           258,680
Mid Atlantic Medical Services, Inc.*......           120,500         7,808,400
Omnicare, Inc.............................           255,700        10,327,723
Quest Diagnostics, Inc.*..................            66,400         4,854,504
Renal Care Group, Inc.*/\.................           195,800         8,066,960
Respironics, Inc.*........................               300            13,527
Triad Hospitals, Inc.*....................            50,600         1,683,462
Universal Health Services, Inc.,
   Class B/\..............................           233,000        12,516,760
VCA Antech, Inc.*.........................               410            12,702
                                                               ---------------
                                                                    91,118,102
                                                               ---------------
Pharmaceuticals (1.1%)
Biovail Corp.*............................            52,800         1,134,672
Connetics Corp.*..........................           138,200         2,509,712
Forest Laboratories, Inc.*................            42,300         2,614,140
Noven Pharmaceuticals, Inc.*/\............           183,500         2,791,035
Schering-Plough Corp......................           131,800         2,292,002
Wyeth.....................................            18,000           764,100
                                                               ---------------
                                                                    12,105,661
                                                               ---------------
   Total Health Care......................                         104,202,225
                                                               ---------------
Industrials (14.6%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.*................            48,700         2,812,912
European Aeronautic Defence & Space Co....           120,800         2,872,200
GenCorp, Inc./\...........................           138,900         1,495,953
Honeywell International, Inc..............            67,000         2,239,810
Martin Marietta Materials, Inc............            40,000         1,878,800
United Defense Industries, Inc.*..........            46,400         1,479,232
                                                               ---------------
                                                                    12,778,907
                                                               ---------------
Airlines (1.8%)
ExpressJet Holdings, Inc.*/\..............           697,400   $    10,461,000
Pinnacle Airlines Corp.*/\................           257,813         3,581,023
Skywest, Inc..............................           350,800         6,356,496
                                                               ---------------
                                                                    20,398,519
                                                               ---------------
Airport Services (0.0%)
World Fuel Services Corp..................             5,500           186,725
                                                               ---------------
Building Products (0.9%)
American Standard Cos., Inc.*.............            27,700         2,789,390
Masco Corp................................           197,500         5,413,475
Monaco Coach Corp.*/\.....................            92,700         2,206,260
                                                               ---------------
                                                                    10,409,125
                                                               ---------------
Commercial Services & Supplies (3.7%)
Ambassadors Group, Inc./\.................            63,587         1,493,659
Catalina Marketing Corp.*/\...............           116,200         2,342,592
Central Parking Corp./\...................            11,300           168,709
Ceridian Corp.*...........................           320,000         6,700,800
Certegy, Inc..............................            86,600         2,840,480
DST Systems, Inc.*........................           175,400         7,324,704
Iron Mountain, Inc.*......................            10,900           430,986
Manpower, Inc.............................            85,500         4,025,340
Quixote Corp..............................            53,800         1,313,258
Roto-Rooter, Inc..........................           136,500         6,292,650
Steelcase, Inc./\.........................           176,000         2,527,360
URS Corp.*/\..............................            79,400         1,985,794
Wackenhut Corrections Corp.*/\............           131,400         2,995,920
Waste Connections, Inc.*..................             8,150           307,825
Waste Management, Inc.....................            29,840           883,264
                                                               ---------------
                                                                    41,633,341
                                                               ---------------
Construction & Engineering (1.7%)
Chicago Bridge & Iron Co. N.V
   (N.Y. shares)..........................           171,300         4,950,570
Crane Co..................................            73,200         2,250,168
Dycom Industries, Inc.*/\.................            25,900           694,638
Fluor Corp................................           143,800         5,700,232
Harsco Corp./\............................            90,300         3,956,946
Watts Water Technologies, Inc., Class A...            68,000         1,509,600
                                                               ---------------
                                                                    19,062,154
                                                               ---------------
Electrical Equipment (0.0%)
Ametek, Inc...............................             9,400           453,644
                                                               ---------------
Industrial Conglomerates (0.8%)
Textron, Inc..............................            86,720         4,948,243
Tyco International Ltd....................           143,700         3,808,050
                                                               ---------------
                                                                     8,756,293
                                                               ---------------
Machinery (3.3%)
Advanced Marketing Services, Inc./\.......            78,200           891,480
AGCO Corp.*/\.............................           195,100         3,929,314
Albany International Corp/\...............           155,300         5,264,670
AptarGroup, Inc...........................            39,700         1,548,300
Astec Industries, Inc.*...................            25,098           307,953
Deere & Co................................             8,200           533,410
Eaton Corp................................            26,900         2,904,662
Ingersoll-Rand Co., Class A...............             6,230           422,892
ITT Industries, Inc.......................            36,600         2,716,086
Kennametal, Inc...........................           146,200         5,811,450
Parker-Hannifin Corp......................            10,600           630,700
Precision Castparts Corp./\...............            90,300         4,100,523
Smith (A.O.) Corp/\.......................            18,100           634,405
Terex Corp.*/\............................           128,600         3,662,528
Timken Co./\..............................            31,700           635,902
Unova, Inc.*/\............................           107,600         2,469,420
Wabash National Corp.*/\..................            21,400           627,020
                                                               ---------------
                                                                    37,090,715
                                                               ---------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Marine (0.3%)
Philadelphia Consolidated Holdings
   Corp.*/\...............................            57,400   $     2,802,842
                                                               ---------------
Railroads (0.6%)
Canadian National Railway Co..............            51,800         3,277,904
CSX Corp..................................            84,200         3,026,148
                                                               ---------------
                                                                     6,304,052
                                                               ---------------
Trading Companies & Distributors (0.1%)
Grainger (W.W.), Inc......................            17,160           813,212
                                                               ---------------
Trucking (0.3%)
CNF, Inc..................................            97,300         3,298,470
Dollar Thrifty Automotive Group, Inc.*/\..            13,900           360,566
                                                               ---------------
                                                                     3,659,036
                                                               ---------------
   Total Industrials......................                         164,348,565
                                                               ---------------
Information Technology (15.8%)
Application Software (0.8%)
Agilysis, Inc.............................            38,400           428,160
Aspen Technologies, Inc.*/\...............           420,500         4,314,330
Cadence Design Systems, Inc.*.............           160,400         2,883,992
CSG System International, Inc.*/\.........               400             4,996
Moldflow Corp.*...........................           104,100         1,181,535
Synopsys, Inc.*...........................             7,970           269,067
                                                               ---------------
                                                                     9,082,080
                                                               ---------------
Computer Hardware (0.1%)
Hewlett-Packard Co........................            28,800           661,536
Intergraph Corp.*.........................            31,100           743,912
                                                               ---------------
                                                                     1,405,448
                                                               ---------------
Computer Storage & Peripherals (1.4%)
Komag, Inc.*/\............................            30,400           444,752
Maxtor Corp.*.............................           294,800         3,272,280
Seagate Technology*.......................           180,900         3,419,010
Storage Technology Corp.*.................           177,700         4,575,775
Western Digital Corp.*....................           307,800         3,628,962
                                                               ---------------
                                                                    15,340,779
                                                               ---------------
Electronic Equipment & Instruments (5.8%)
Agere Systems, Inc., Class A*/\...........           317,300           967,765
Agere Systems, Inc., Class B*.............           407,600         1,182,040
Amphenol Corp., Class A*..................             3,100           198,183
Arrow Electronics, Inc.*..................           561,600        12,995,424
Avnet, Inc.*..............................           606,500        13,136,790
Barra, Inc.*/\............................            80,800         2,867,592
Celestica, Inc.*..........................           284,200         4,282,894
Electro Scientific Industries, Inc.*/\....            90,000         2,142,000
Flextronics International Ltd.*...........           407,200         6,042,848
Intersil Corp., Class A...................           167,800         4,169,830
Manufacturers Services Ltd.*..............            16,200            98,496
Measurement Specialties, Inc.*............           187,900         3,838,797
Merix Corp.*/\............................            88,400         2,168,452
Mettler-Toledo International, Inc.*.......            64,700         2,730,987
NU Horizons Electronics Corp.*............           100,600           985,880
SCANA Corp................................            61,200         2,096,100
Solectron Corp.*..........................           221,500         1,309,065
Thermo Electron Corp.*....................           171,300         4,316,760
                                                               ---------------
                                                                    65,529,903
                                                               ---------------
Internet Software & Services (1.8%)
Homestore.com, Inc.*/\....................         1,021,450         4,831,459
infoUSA, Inc.*............................           155,632         1,154,789
Per-Se Technologies, Inc.*/\..............            15,800           241,108
WebMD Corp.*/\............................           127,000         1,141,730
Websense, Inc.*/\.........................           449,800        13,152,152
                                                               ---------------
                                                                    20,521,238
                                                               ---------------
IT Consulting & Services (2.9%)
Affiliated Computer Services,
   Inc., Class A*.........................           233,700        12,727,302
Computer Sciences Corp.*..................           179,600         7,943,708
Dynamics Research Corp.*..................           105,300         1,698,489
NCR Corp.*................................           125,700         4,877,160
Reynolds & Reynolds Co....................           106,000         3,079,300
Tier Technologies, Inc., Class B*.........           263,500         2,152,795
                                                               ---------------
                                                                    32,478,754
                                                               ---------------
Networking Equipment (0.2%)
Black Box Corp............................            39,115         1,802,028
                                                               ---------------
Office Electronics (0.9%)
Harland (John H.) Co./\...................            44,200         1,206,660
Ikon Office Solutions, Inc................            84,000           996,240
Technitrol, Inc.*/\.......................            89,100         1,847,934
Xerox Corp.*..............................           479,100         6,611,580
                                                               ---------------
                                                                    10,662,414
                                                               ---------------
Semiconductor Equipment (0.0%)
Emulex Corp.*.............................             2,100            56,028
                                                               ---------------
Semiconductors (0.3%)
Fairchild Semiconductor International,
   Inc., Class A*.........................           130,700         3,263,579
National Semiconductor Corp.*.............             6,000           236,460
                                                               ---------------
                                                                     3,500,039
                                                               ---------------
Systems Software (0.5%)
Ciber, Inc.*/\............................           123,200         1,066,912
Network Associates, Inc.*.................           246,400         3,705,856
Pervasive Software, Inc.*/\...............            46,955           340,424
                                                               ---------------
                                                                     5,113,192
                                                               ---------------
Telecommunications Equipment (1.1%)
Alcatel S.A. (ADR)*/\.....................           210,600         2,706,210
American Tower Corp., Class A*/\..........           241,400         2,611,948
Applied Innovation, Inc.*/\...............           101,500           683,095
Marconi Corp. plc*........................           193,000         2,045,362
Motorola, Inc.............................           313,500         4,410,945
Optical Communication Products, Inc.*.....            27,400           101,380
                                                               ---------------
                                                                    12,558,940
                                                               ---------------
   Total Information Technology...........                         178,050,843
                                                               ---------------
Materials (6.7%)
Chemicals (1.8%)
Albemarle Corp/\..........................            69,300         2,076,921
BOC Group plc.............................            28,000           427,812
Crompton Corp./\..........................           137,500           985,875
Dow Chemical Co...........................            47,500         1,974,575
Ferro Corp./\.............................           125,600         3,417,576
Georgia Gulf Corp.........................            46,700         1,348,696
International Flavors & Fragrances, Inc...            29,200         1,019,664
Lyondell Chemical Co./\...................            99,600         1,688,220
NOVA Chemicals Corp.......................            79,800         2,150,610
Olin Corp.................................            61,100         1,225,666
Omnova Solutions, Inc.*...................           275,900         1,324,320
PolyOne Corp.*............................           369,800         2,363,022
W.R. Grace & Co.*.........................            98,400           252,888
                                                               ---------------
                                                                    20,255,845
                                                               ---------------
Construction Materials (0.1%)
Granite Construction, Inc.................            37,200           873,828
                                                               ---------------
Containers & Packaging (0.4%)
Anchor Glass Container Corp.*.............             4,000            64,000
Owens-Illinois, Inc.*/\...................           312,800         3,719,192
Smurfit-Stone Container Corp.*............            44,400           824,508
                                                               ---------------
                                                                     4,607,700
                                                               ---------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Metals & Mining (3.3%)
Alcan, Inc................................           119,100   $     5,591,745
Alcoa, Inc................................           170,600         6,482,800
Arch Coal, Inc............................           100,900         3,145,053
Cia de Minas Buenaventura S.A. (ADR)/\....           279,600         7,907,088
IPSCO, Inc................................            55,900         1,038,063
Maverick Tube Corp.*/\....................            55,800         1,074,150
Newmont Mining Corp.......................            72,000         3,499,920
Nucor Corp................................            70,400         3,942,400
Phelps Dodge Corp.*.......................            40,200         3,058,818
Steel Dynamics, Inc.*/\...................            73,400         1,724,166
                                                               ---------------
                                                                    37,464,203
                                                               ---------------
Paper & Forest Products (1.1%)
Aracruz Celulose S.A. (ADR)/\.............            37,200         1,303,488
Bowater, Inc..............................            40,600         1,880,186
Buckeye Technologies, Inc.*/\.............           167,000         1,678,350
Carlisle Cos., Inc........................            28,700         1,746,682
International Paper Co....................            51,800         2,233,098
MeadWestvaco Corp.........................            99,300         2,954,175
                                                               ---------------
                                                                    11,795,979
                                                               ---------------
   Total Materials........................                          74,997,555
                                                               ---------------
Telecommunication Services (1.8%)
Diversified Telecommunication
   Services (1.5%)
Andrew Corp.*/\...........................            84,000           966,840
BellSouth Corp............................           101,900         2,883,770
CenturyTel, Inc...........................            68,200         2,224,684
Citizens Communications Co.*..............           324,600         4,031,532
SBC Communications, Inc...................           117,300         3,058,011
TELUS Corp. (Non-Voting)..................            40,700           757,427
Verizon Communications, Inc...............           106,600         3,739,528
                                                               ---------------
                                                                    17,661,792
                                                               ---------------
Wireless Telecommunication Services (0.3%)
Spectrasite, Inc.*........................            87,800         3,051,050
                                                               ---------------
   Total Telecommunication Services.......                          20,712,842
                                                               ---------------
Utilities (2.4%)
Electric Utilities (2.3%)
AES Corp.*................................           155,300         1,466,032
Edison International*.....................           134,740         2,954,848
Entergy Corp..............................            64,780         3,700,882
Exelon Corp...............................            25,400         1,685,544
FirstEnergy Corp..........................            64,600         2,273,920
FPL Group, Inc............................            34,300         2,243,906
PG&E Corp.*...............................           150,500         4,179,385
PPL Corp..................................            44,200         1,933,750
Southern Co...............................            46,100         1,394,525
TXU Corp..................................           150,800         3,576,976
                                                               ---------------
                                                                    25,409,768
                                                               ---------------
Multi - Utilities (0.1%)
Xcel Energy, Inc..........................            60,500         1,027,290
                                                               ---------------
   Total Utilities........................                          26,437,058
                                                               ---------------
Total Common Stocks (92.3%)
   (Cost $980,874,060)....................                       1,037,707,089
                                                               ---------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Leisure Facilities (0.0%)
Six Flags, Inc., 7.25%, 8/15/09/\.........            22,200           508,380
                                                               ---------------
Financials (0.1%)
Insurance (0.1%)
Hartford Financial Services
   Group, Inc., 6.0%, 11/26/06/\..........             9,400           553,425
                                                               ---------------
Health Care (0.2%)
Health Care Equipment & Services (0.2%)
Baxter International, Inc.,
   7.00%, 2/16/06.........................            42,500         2,348,125
                                                               ---------------
Materials (0.2%)
Containers & Packaging (0.2%)
Owens-Illinois, Inc., 4.75%...............            72,000         2,295,000
                                                               ---------------
Utilities (0.6%)
Electric Utilities (0.4%)
Ameren Corp., 9.75%, 5/15/05..............            45,600         1,350,900
Cinergy Corp., 9.50%, 2/16/05/\...........            19,200         1,221,600
Dominion Resources, Inc.,
   8.75%, 5/15/06/\.......................            43,300         2,379,334
                                                               ---------------
                                                                     4,951,834
                                                               ---------------
Gas Utilities (0.2%)
KeySpan Corp., 8.75%, 5/16/05/\...........            31,700         1,708,630
                                                               ---------------
   Total Utilities........................                           6,660,464
                                                               ---------------
Total Convertible Preferred Stocks (1.1%)
   (Cost $11,817,039).....................                          12,365,394
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (6.5%)
J.P. Morgan Securities, Inc.,
   dated 12/31/03, due 1/02/04 (k)           $    73,000,000        73,000,000
                                                               ---------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (9.5%)
Deutsche Bank N.Y.,
   1.10%, 2/22/05 (l).....................         7,006,134         7,006,134
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         7,000,000         7,000,000
Landesbank Baden-Wuerttemberg London,
   1.49%, 11/10/04........................         9,999,492         9,999,492
Morgan Stanley,
   1.02%, 1/2/04..........................        64,462,847        64,462,847
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................        13,000,000        13,000,000
New York Life Insurance,
   1.28%, 3/31/04 (l).....................         5,000,000         5,000,000
                                                               ---------------
                                                                   106,468,473
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           256,455           256,455
                                                               ---------------
U.S. Government (0.1%)
U.S. Treasury Bills
   1/15/04................................           100,000            99,963
   1/22/04................................           900,000           899,521
                                                               ---------------
                                                                       999,484
                                                               ---------------
Total Short-Term Debt Securities (16.1%)
   (Amortized Cost $180,724,412)                                   180,724,412
                                                               ---------------
Total Investments (109.5%)
   (Cost/Amortized Cost $1,173,415,511)                          1,230,796,895
Other Assets Less Liabilities (-9.5%).....                        (106,382,175)
                                                               ---------------
Net Assets (100%).........................                     $ 1,124,414,720
                                                               ===============

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS(Concluded)
December 31, 2003

----------

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

(k) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of assets and liabilities (See Note 1).

     Glossary:
     ADR  -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  1,447,145,284
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............      1,313,119,011

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     64,925,681
Aggregate gross unrealized depreciation.....................         (9,463,528)
                                                               ----------------
Net unrealized appreciation.................................   $     55,462,153
                                                               ================
Federal income tax cost of investments......................   $  1,175,334,742
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $103,764,874. This was secured by collateral of $106,468,473 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $294 as brokerage commissions with Fidelity Investments Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $48,167,772 during 2003.

                       See Notes to Financial Statements.
                                       91

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (20.3%)
Apparel Retail (0.9%)
TJX Cos., Inc.............................           104,830   $     2,311,501
                                                               ---------------
Casinos & Gaming (1.4%)
MGM Mirage, Inc.*.........................            97,490         3,666,599
                                                               ---------------
General Merchandise Stores (2.3%)
Costco Wholesale Corp.*...................           109,995         4,089,614
Target Corp...............................            50,100         1,923,840
                                                               ---------------
                                                                     6,013,454
                                                               ---------------
Home Improvement Retail (1.0%)
Home Depot, Inc...........................            71,010         2,520,145
                                                               ---------------
Hotels (2.3%)
Hilton Hotels Corp........................           344,890         5,907,966
                                                               ---------------
Media (9.4%)
Cablevision Systems New York
   Group, Class A*/\......................           170,605         3,990,451
Liberty Media Corp., Class A*.............           572,499         6,807,013
Metro-Goldwyn-Mayer, Inc.*/\..............            77,581         1,325,859
Time Warner, Inc.*........................           330,775         5,950,642
Viacom, Inc., Class B.....................           145,785         6,469,939
                                                               ---------------
                                                                    24,543,904
                                                               ---------------
Restaurants (1.1%)
McDonald's Corp...........................           119,520         2,967,681
                                                               ---------------
Specialty Stores (1.9%)
Staples, Inc.*............................           178,270         4,866,771
                                                               ---------------
   Total Consumer Discretionary...........                          52,798,021
                                                               ---------------
Consumer Staples (1.9%)
Beverages (0.8%)
Anheuser-Busch Cos., Inc..................            41,965         2,210,716
                                                               ---------------
Household Products (1.1%)
Colgate-Palmolive Co......................            56,930         2,849,347
                                                               ---------------
   Total Consumer Staples.................                           5,060,063
                                                               ---------------
Energy (3.5%)
Integrated Oil & Gas (1.3%)
Exxon Mobil Corp..........................            82,995         3,402,795
                                                               ---------------
Oil & Gas Equipment & Services (1.1%)
Halliburton Co............................           114,500         2,977,000
                                                               ---------------
Oil & Gas Exploration & Production (1.1%)
Anadarko Petroleum Corp...................            56,020         2,857,580
                                                               ---------------
   Total Energy...........................                           9,237,375
                                                               ---------------
Financials (16.6%)
Banks (0.9%)
Bank of New York Co., Inc.................            71,195         2,357,979
                                                               ---------------
Diversified Financials (14.3%)
American Express Co.......................           165,560         7,984,959
Charles Schwab Corp.......................           328,225         3,886,184
Citigroup, Inc............................            91,655         4,448,934
Fannie Mae................................            79,525         5,969,146
Morgan Stanley............................           146,330         8,468,117
SLM Corp..................................           169,415         6,383,557
                                                               ---------------
                                                                    37,140,897
                                                               ---------------
Insurance (1.4%)
Allstate Corp.............................            83,860         3,607,657
                                                               ---------------
   Total Financials.......................                          43,106,533
                                                               ---------------
Health Care (16.1%)
Biotechnology (6.8%)
Amgen, Inc.*..............................           117,765         7,277,877
Genentech, Inc.*..........................           111,245   $    10,409,195
                                                               ---------------
                                                                    17,687,072
                                                               ---------------
Health Care Equipment & Services (3.4%)
Caremark Rx, Inc.*/\......................           111,530         2,825,055
Medtronic, Inc............................            67,185         3,265,863
St. Jude Medical, Inc.*...................            45,790         2,809,216
                                                               ---------------
                                                                     8,900,134
                                                               ---------------
Pharmaceuticals (5.9%)
Forest Laboratories, Inc.*................            29,405         1,817,229
Mylan Laboratories, Inc...................           110,717         2,796,711
OSI Pharmaceuticals, Inc.*/\..............           146,290         4,712,001
Pfizer, Inc...............................           171,885         6,072,697
                                                               ---------------
                                                                    15,398,638
                                                               ---------------
   Total Health Care......................                          41,985,844
                                                               ---------------
Industrials (5.8%)
Aerospace & Defense (1.1%)
United Technologies Corp..................            30,380         2,879,113
                                                               ---------------
Air Freight & Couriers (0.9%)
FedEx Corp................................            35,850         2,419,875
                                                               ---------------
Airlines (1.1%)
Southwest Airlines Co.....................           177,885         2,871,064
                                                               ---------------
Industrial Conglomerates (2.7%)
General Electric Co.......................           124,075         3,843,843
Tyco International Ltd....................           114,420         3,032,130
                                                               ---------------
                                                                     6,875,973
                                                               ---------------
   Total Industrials......................                          15,046,025
                                                               ---------------
Information Technology (32.8%)
Application Software (3.9%)
Electronic Arts, Inc.*....................           109,695         5,241,227
Intuit, Inc.*.............................            90,915         4,810,313
                                                               ---------------
                                                                    10,051,540
                                                               ---------------
Computer Hardware (1.8%)
Dell, Inc.*...............................           140,455         4,769,852
                                                               ---------------
Computer Storage & Peripherals (2.2%)
Lexmark International, Inc.*..............            72,395         5,693,143
                                                               ---------------
Electronic Equipment & Instruments (1.3%)
Flextronics International Ltd.*...........           230,265         3,417,133
                                                               ---------------
Internet Software & Services (1.7%)
Yahoo!, Inc.*.............................            94,855         4,284,600
                                                               ---------------
Networking Equipment (4.1%)
Cisco Systems, Inc.*......................           438,130        10,642,178
                                                               ---------------
Semiconductor Equipment (2.7%)
Applied Materials, Inc.*..................           314,785         7,066,923
                                                               ---------------
Semiconductors (3.6%)
Linear Technology Corp....................           126,020         5,301,661
Texas Instruments, Inc....................           140,705         4,133,913
                                                               ---------------
                                                                     9,435,574
                                                               ---------------
Systems Software (8.6%)
Microsoft Corp............................           409,470        11,276,804
Oracle Corp.*.............................           367,645         4,852,914
VERITAS Software Corp.*...................           171,340         6,366,994
                                                               ---------------
                                                                    22,496,712
                                                               ---------------
Telecommunications Equipment (2.9%)
Nokia OYJ (ADR)/\.........................           449,625         7,643,625
                                                               ---------------
   Total Information Technology...........                          85,501,280
                                                               ---------------
Total Common Stocks (97.0%)
   (Cost $223,554,353)....................                         252,735,141
                                                               ---------------

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (3.0%)
Prudential Funding LLC
   0.85%, 1/2/04..........................   $     7,700,000   $     7,699,636
Short-Term Investments of Cash Collateral
   for Securities Loaned (4.9%)
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................         1,000,000         1,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        11,860,016        11,860,016
                                                               ---------------
                                                                    12,860,016
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................            73,357            73,357
                                                               ---------------
Total Short-Term Debt Securities (7.9%)
   (Amortized Cost $20,633,009)...........                          20,633,009
                                                               ---------------
Total Investments (104.9%)
   (Cost/Amortized Cost $244,187,362).....                         273,368,150
Other Assets Less Liabilities (-4.9%).....                         (12,886,015)
                                                               ---------------
Net Assets (100%).........................                     $   260,482,135
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating rate security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $   138,082,637
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        83,318,392

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    30,101,778
Aggregate gross unrealized depreciation.....................        (5,381,248)
                                                               ---------------
Net unrealized appreciation.................................   $    24,720,530
                                                               ===============
Federal income tax cost of investments......................   $   248,647,620
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $12,499,099. This was secured by collateral of $12,860,016 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $64,176,553, of which $13,785,183 expires in the year 2009, $32,100,001 expires in the year 2010, and $18,291,369 expires in the year 2011.

                       See Notes to Financial Statements.
                                       93

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (2.7%)
Auto Components (0.2%)
Delphi Corp.
   6.50%, 8/15/13/\.......................   $     1,945,000   $     2,042,561
                                                               ---------------
Automobiles (1.1%)
DaimlerChrysler NA Holdings Corp.
   3.75%, 6/4/08..........................         2,260,000         2,244,614
   6.50%, 11/15/13........................         2,480,000         2,612,457
   8.50%, 1/18/31.........................           160,000           191,165
Ford Motor Co.
   7.45%, 7/16/31/\.......................           515,000           520,418
General Motors Corp.
   7.20%, 1/15/11/\.......................           845,000           929,066
   8.25%, 7/15/23/\.......................         1,070,000         1,214,888
   8.38%, 7/15/33/\.......................         3,265,000         3,790,054
                                                               ---------------
                                                                    11,502,662
                                                               ---------------
Casinos & Gaming (0.1%)
Harrahs Operating Co., Inc.
   5.38%, 12/15/13Section.................           965,000           957,992
                                                               ---------------
Department Stores (0.1%)
Federated Department Stores, Inc.
   6.63%, 4/1/11/\........................           750,000           842,152
May Department Stores Co.
   6.90%, 1/15/32.........................           520,000           560,053
                                                               ---------------
                                                                     1,402,205
                                                               ---------------
Household Durables (0.0%)
Pulte Homes, Inc.
   6.38%, 5/15/33.........................           190,000           184,946
                                                               ---------------
Media (1.2%)
AOL Time Warner, Inc.
   7.63%, 4/15/31.........................         1,150,000         1,326,833
   7.70%, 5/1/32..........................         1,435,000         1,674,797
Comcast Cable
   Communications Holdings
   8.38%, 3/15/13.........................         4,097,000         5,012,880
Comcast Cable Communications, Inc.
   6.75%, 1/30/11/\.......................           485,000           539,772
Comcast Corp.
   5.30%, 1/15/14/\.......................           150,000           149,502
COX Communications, Inc.
   7.75%, 11/1/10/\.......................           485,000           577,761
Liberty Media Corp.
   8.25%, 2/1/30/\........................           360,000           430,748
News America, Inc.
   7.25%, 5/18/18/\.......................           825,000           936,717
   7.28%, 6/30/28.........................            60,000            66,884
TCI Communications, Inc.
   7.88%, 8/1/13..........................           820,000           970,632
   8.75%, 8/1/15/\........................           595,000           752,987
Time Warner Entertainment LP
   8.38%, 3/15/23.........................           715,000           885,967
                                                               ---------------
                                                                    13,325,480
                                                               ---------------
   Total Consumer Discretionary...........                          29,415,846
                                                               ---------------
Consumer Staples (0.5%)
Beverages (0.1%)
SABMiller plc
   6.63%, 8/15/33Section..................           735,000           777,055
                                                               ---------------
Food Products (0.1%)
Altria Group, Inc.
   7.00%, 11/4/13/\.......................         1,150,000         1,226,814
                                                               ---------------
Food Retail (0.3%)
Kroger Co.
   6.80%, 4/1/11..........................   $       800,000   $       895,341
   7.50%, 4/1/31/\........................            75,000            86,420
Safeway, Inc.
   4.13%, 11/1/08.........................         3,030,000         3,016,735
                                                               ---------------
                                                                     3,998,496
                                                               ---------------
   Total Consumer Staples.................                           6,002,365
                                                               ---------------
Energy (1.2%)
Integrated Oil & Gas (0.6%)
Amerada Hess Corp.
   7.30%, 8/15/31/\.......................           375,000           387,224
BP Capital Markets plc
   2.75%, 12/29/06/\......................         2,455,000         2,458,840
Conoco Funding Co.
   7.25%, 10/15/31........................           735,000           867,365
ConocoPhillips
   5.90%, 10/15/32/\......................           650,000           651,725
Norsk Hydro ASA
   7.25%, 9/23/27.........................         1,205,000         1,403,933
Occidental Petroleum Corp.
   4.25%, 3/15/10/\.......................           495,000           498,104
                                                               ---------------
                                                                     6,267,191
                                                               ---------------
Oil & Gas Drilling (0.1%)
Transocean, Inc.
   6.63%, 4/15/11/\.......................           545,000           608,348
                                                               ---------------
Oil & Gas Equipment & Services (0.1%)
Trans-Canada Pipelines Ltd.
   8.63%, 5/15/12.........................           190,000           237,111
Weatherford International Ltd.
   4.95%, 10/15/13........................         1,475,000         1,451,316
                                                               ---------------
                                                                     1,688,427
                                                               ---------------
Oil & Gas Exploration & Production (0.3%)
Alberta Energy Co., Ltd.
   7.38%, 11/1/31.........................           185,000           219,698
Anadarko Finance Co.
   7.50%, 5/1/31..........................           945,000         1,107,048
Canadian Natural Resources Ltd.
   7.20%, 1/15/32.........................           815,000           942,949
Devon Financing Corp.
   6.88%, 9/30/11.........................           705,000           799,417
   7.88%, 9/30/31.........................           115,000           137,379
                                                               ---------------
                                                                     3,206,491
                                                               ---------------
Oil & Gas Refining & Marketing (0.1%)
Valero Energy Corp.
   6.88%, 4/15/12.........................           300,000           331,980
   7.50%, 4/15/32/\.......................           385,000           429,071
                                                               ---------------
                                                                       761,051
                                                               ---------------
   Total Energy...........................                          12,531,508
                                                               ---------------
Financials (99.6%)
Asset Backed (17.5%)
American Express Credit
   Account Master Trust,
   Series 02-1 A
   1.27%, 9/15/09 (l).....................         3,335,000         3,342,325
   Series 03-4 A
   1.69%, 1/15/09.........................           480,000           470,905
AmeriCredit Auto Receivables Trust,
   Series 03-CF A3
   2.75%, 10/9/07.........................         1,110,000         1,120,778
   Series 03-CF A4
   3.48%, 5/6/10..........................         1,770,000         1,803,671
   Series 03-DM A3B
   1.39%, 12/6/07 (1).....................         5,795,000         5,816,471

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
   Series 03-DM A4
   2.84%, 8/6/10..........................   $     2,395,000   $     2,388,271
Bank One Issuance Trust,
   Series 03-C2 C2
   2.30%, 12/15/10 (l)....................         4,900,000         4,918,378
   Series 03-C3 C3
   4.77%, 2/16/16.........................         1,000,000           948,699
Capital Auto Receivables Asset Trust,
   Series 03-1 A3A
   2.75%, 4/16/07.........................         1,500,000         1,517,206
   Series 03-2 A3B
   1.20%, 2/15/07 (l).....................         4,005,000         4,005,559
   Series 03-2 A4A
   1.96%, 1/15/09.........................         3,175,000         3,096,302
Capital One Auto Finance Trust,
   Series 03-B A4
   3.18%, 9/15/10.........................         1,400,000         1,399,563
Capital One Master Trust,
   Series 00-4 C
   1.96%, 8/15/08Section(l)..............          3,570,000         3,560,099
Capital One Multi-Asset Execution Trust,
   Series 03-A4 A4
   3.65%, 7/15/11/\.......................         1,590,000         1,587,220
   Series 03-A6 A6
   2.95%, 8/17/09.........................         4,865,000         4,900,212
Citibank Credit Card Issuance Trust,
   Series 00-A1 A1
   6.90%, 10/15/07........................         4,000,000         4,333,853
   Series 01-A6 A6
   5.65%, 6/16/08.........................         1,675,000         1,798,919
   Series 03-A2 A2
   2.70%, 1/15/08/\.......................         8,000,000         8,061,498
   Series 03-A5 A5
   2.50%, 4/7/08..........................         9,250,000         9,265,033
   Series 03-A6 A6
   2.90%, 5/17/10.........................         5,500,000         5,377,725
   Series 03-C4 C4
   5.00%, 6/10/15.........................         2,135,000         2,052,550
Citigroup Mortgage Loan Trust, Inc.,
   Series 03-HE3 A
   1.52%, 12/25/33 (l)....................         4,560,000         4,560,000
COMED Transitional Funding Trust,
   Series 98-1 A6
   5.63%, 6/25/09.........................         2,370,000         2,545,162
Countrywide Home Equity Loan Trust,
   Series 03-5 AF3
   3.61%, 4/25/30.........................         2,395,000         2,411,466
   Series 03-5 MF1
   5.41%, 1/25/34.........................         2,170,000         2,194,304
DaimlerChrysler Auto Trust,
   Series 03-A A4
   2.88%, 10/8/09.........................         1,235,000         1,242,779
Discover Card Master Trust I,
   Series 02-5 A
   1.21%, 5/16/07 (l).....................         2,950,000         2,948,488
First Union - Lehman Brothers -
   Bank of America,
   Series 98-C2 A2
   6.56%, 11/18/35/\......................         1,805,000         2,013,391
Ford Credit Auto Owner Trust,
   Series 03-B A4
   2.41%, 8/15/07.........................        11,750,000        11,731,235
Honda Auto Receivables Owner Trust,
   Series 03-1 A4
   2.48%, 7/18/08.........................         2,000,000         2,003,769
Household Automotive Trust,
   Series 03-1 A4
   2.22%, 11/17/09........................   $    9,115,000    $     8,880,983
Long Beach Mortgage Loan Trust,
   Series 03-3 A
   1.46%, 7/25/33 (l).....................         6,516,989         6,510,206
   Series 03-4 AV3
   1.48%, 8/25/33 (l).....................         2,000,000         1,998,854
M&I Auto Loan Trust,
   Series 03-1 A4
   2.97%, 4/20/09.........................         1,735,000         1,740,826
Morgan Stanley Auto Loan Trust,
   Series 03-HB1 A2
   2.17%, 4/15/11.........................         2,540,000         2,506,495
Nissan Auto Receivables Owner Trust,
   Series 01-C A3
   4.31%, 5/16/05.........................           688,402           690,437
Nomura Asset Securities Corp.,
   Series 98-D6 A1B
   6.59%, 3/15/30/\.......................         2,690,000         3,010,242
Onyx Acceptance Auto Trust,
   Series 03-B A4
   2.45%, 3/15/10.........................         6,750,000         6,688,349
Onyx Acceptance Grantor Trust,
   Series 03-C A4
   2.66%, 5/17/10.........................         2,455,000         2,441,977
Option One Mortgage Loan Trust,
   Series 03-1 A2
   1.56%, 2/25/33 (l).....................         4,636,940         4,648,547
   Series 03-5 A2
   1.46%, 8/25/33 (l).....................         2,480,011         2,478,368
PECO Energy Transition Trust,
   Series 00-A A3
   7.63%, 3/1/10/\........................         1,300,000         1,528,534
   Series 99-A A4
   5.80%, 3/1/07..........................           422,052           435,861
PSE & G Transition Funding LLC,
   Series 01-1 A6
   6.61%, 6/15/15.........................         2,975,000         3,399,830
Residential Asset Securities Corp.,
   Series 02-KS4 AIIB
   1.39%, 7/25/32 (l).....................         1,905,854         1,906,344
   Series 03-KS9 A2B
   1.44%, 11/25/33 (l)....................         3,673,835         3,673,100
Sears Credit Account Master Trust,
   Series 01-1 A
   1.34%, 2/15/10 (l).....................         6,000,000         5,993,725
   Series 95-5 A
   6.05%, 1/15/08.........................            58,333            58,550
SLM Student Loan Trust,
   Series 03-11 A5
   2.99%, 12/15/22Section.................         5,775,000         5,792,267
   Series 03-12 A2
   1.23%, 12/17/12 (l)....................         7,600,000         7,600,000
Triad Auto Receivables Owner Trust,
   Series 03-B A4
   3.20%, 12/13/10........................         2,200,000         2,211,152
Wachovia Asset Securitization, Inc.,
   Series 02-HE2 A
   1.57%, 12/25/32 (l)....................         2,885,997         2,890,678
   Series 03-HE3 A
   1.37%, 11/25/33 (l)....................         7,500,000         7,446,749
WFS Financial Owner Trust,
   Series 03-4 A4
   3.15%, 5/20/11.........................         2,200,000         2,211,503
                                                               ---------------
                                                                   190,159,408
                                                               ---------------

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
Banks (6.3%)
ANZ Capital Trust I
   5.36%, 12/31/49/\Section...............   $     5,380,000   $     5,370,375
Bank of America Corp.
   3.25%, 8/15/08/\.......................         5,670,000         5,601,115
Bank One Capital III
   8.75%, 9/1/30..........................           260,000           341,635
Bank One Corp.
   7.88%, 8/1/10..........................           750,000           900,908
Barclays Bank plc
   8.55%, 9/29/49Section(l)...............         1,405,000         1,726,167
BNP Paribas Capital Trust Corp.
   9.00%, 12/31/49Section(l)..............         2,150,000         2,691,125
Branch Banking & Trust Corp.
   5.20%, 12/23/15........................         1,470,000         1,457,233
Deutsche Bank Financial LLC
   5.38%, 3/2/15..........................         1,375,000         1,394,899
Den Norske Bank ASA
   7.73%, 12/29/49Section(e)(l)...........           510,000           595,518
HBOS plc
   5.38%, 12/29/49Section(l)..............         5,975,000         5,956,704
HSBC Capital Funding LP
   9.55%, 12/31/49Section(l)..............         2,105,000         2,675,055
   4.61%, 12/29/49Section(e)(l)...........         1,515,000         1,427,130
KBC Bank Fund Trust III
   9.86%, 11/30/49Section(l)..............         1,725,000         2,186,327
National City Bank
   6.20%, 12/15/11........................           615,000           670,734
Nordbanken AB
   8.95%, 12/31/49Section(e)(l)...........         1,275,000         1,562,824
Popular North America, Inc.
   4.25%, 1/4/08/\........................         1,175,000         1,196,250
Rabobank Capital Fund II,
   5.26%, 12/29/49/\Section...............         4,430,000         4,436,131
RBS Capital Trust I
   4.71%, 12/29/49 (l)....................         3,415,000         3,265,273
RBS Capital Trust II
   6.43%, 12/29/49 (l)....................         1,130,000         1,142,064
Royal Bank of Scotland Group plc
   5.00%, 10/1/14/\.......................           150,000           148,636
   7.65%, 8/31/49 (l).....................           240,000           286,370
   9.12%, 12/31/49 (ADR)/\................         1,250,000         1,561,201
Sovereign Bank
   4.38%, 8/1/13 (l)......................         1,635,000         1,646,880
Standard Chartered Bank
   8.00%, 5/30/31Section..................         1,495,000         1,806,539
SunTrust Banks, Inc.
   2.50%, 11/1/06.........................         3,325,000         3,331,733
Swedbank AB
   9.00%, 12/31/49Section(l)..............           780,000           960,325
US Bank NA
   2.85%, 11/15/06/\......................         4,360,000         4,381,094
Washington Mutual, Inc.
   4.00%, 1/15/09.........................         2,885,000         2,890,008
Wells Fargo & Co.
   5.00%, 11/15/14........................           625,000           622,311
Wells Fargo Financial, Inc.
   5.50%, 8/1/12..........................           240,000           253,073
Westpac Capital Trust III
   5.82%, 12/31/49Section(l)..............         3,515,000         3,627,726
Zions Bancorp
   6.00%, 9/15/15.........................         1,475,000         1,546,542
                                                               ---------------
                                                                    67,659,905
                                                               ---------------
Collateralized Mortgage Obligations (12.3%)
Banc of America Commercial
   Mortgage, Inc.,
   Series 03-2 A4
   5.06%, 3/11/41.........................         6,450,000         6,553,050
Bear Stearns Commercial
   Mortgage Securities,
   Series 03-T12 A4
   4.68%, 8/13/39.........................   $     8,200,000   $     8,121,183
Countrywide Home Loans, Inc.,
   Series 03-29 A1
   5.50%, 8/25/33.........................         6,590,951         6,626,053
Credit Suisse First Boston
   Mortgage Securities Corp.,
   Series 01-CK1 A3
   6.38%, 12/16/35........................         6,885,000         7,624,397
   Series 02-CKN2 A3
   6.13%, 4/15/37.........................         3,000,000         3,286,958
   Series 03-C4 A4
   5.14%, 8/15/36.........................         5,870,000         6,007,898
   Series 03-C5 A4
   4.90%, 12/15/36........................         7,820,000         7,821,556
   Series 03-CPN1 A2
   4.60%, 3/15/35.........................         2,070,000         2,048,360
First Union Commercial
   Mortgage Trust,
   Series 99-C1 A1
   5.73%, 10/15/35........................           807,070           844,196
GE Capital Commercial
   Mortgage Corp.,
   Series 02-1A A3
   6.27%, 12/10/35........................         4,665,000         5,161,336
GMAC Commercial Mortgage
   Securities, Inc.,
   Series 98-C2 A1
   6.15%, 5/15/35.........................            55,445            58,140
Greenwich Capital Commercial
   Funding Corp.,
   Series 03-C1 A4
   4.11%, 7/5/35..........................         6,945,000         6,600,442
   Series 2002-C1 A4
   4.95%, 1/11/35.........................         5,230,000         5,312,769
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.32%, 11/15/15 (l)....................         5,000,000         5,000,000
LB-UBS Commercial Mortgage Trust,
   Series 03-C5 A4
   4.69%, 7/15/32 (l).....................         5,125,000         5,071,527
   Series 03-C7 A4
   4.93%, 9/15/35 (l).....................         7,230,000         7,275,850
   Series 03-C8 A4
   5.12%, 11/15/32 (l)....................         6,645,000         6,769,422
MASTR Asset Securitization Trust,
   Series 03-8 1A1
   5.50%, 9/25/33.........................         6,779,052         6,786,828
Morgan Stanley Dean Witter
   Capital I,
   Series 03-HQ2 A2
   4.92%, 3/12/35.........................         3,120,000         3,148,531
RESI Finance LP,
   Series 03-C B3
   2.57%, 9/10/35Section(l)...............         5,940,666         5,949,948
   Series 03-B B3
   2.72%, 7/10/35Section(l)...............         3,473,800         3,544,362
   Series 03-C B4
   2.77%, 9/10/35Section(l)...............         1,196,107         1,197,976
   Series 03-D B3
   2.67%, 12/10/35Section(l)..............         5,870,000         5,870,000
   Series 03-D B4
   2.47%, 12/10/35Section(l)..............         1,920,000         1,920,000

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                               Principal            Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
Wachovia Bank Commercial
   Mortgage Trust,
   Series 02-C2 A4
   4.98%, 11/15/34/\......................   $     8,545,000   $     8,687,520
   Series 03-C9 A2
   3.96%, 12/15/35........................         6,230,000         6,245,575
                                                               ---------------
                                                                   133,533,877
                                                               ---------------
Diversified Financials (8.3%)
ABN Amro North American
   Holding Capital
   6.52%, 12/29/49Section(l)..............         2,770,000         2,995,979
American General Finance Corp.
   3.00%, 11/15/06/\......................         3,820,000         3,844,444
Cadets Trust
   4.80%, 7/15/13Section..................         1,350,000         1,289,019
Capital One Bank
   4.88%, 5/15/08/\.......................         1,425,000         1,466,543
CIT Group, Inc.
   1.45%, 2/14/05 (l).....................         2,250,000         2,253,611
   1.39%, 6/19/06 (l).....................         4,650,000         4,647,150
Citigroup, Inc.
   7.25%, 10/1/10.........................         2,715,000         3,164,490
Credit Suisse First Boston USA, Inc.
   6.50%, 1/15/12.........................           940,000         1,046,240
Ford Motor Credit Co.
   7.38%, 10/28/09........................         4,395,000         4,826,418
   7.38%, 2/1/11/\........................         1,565,000         1,705,756
   7.00%, 10/1/13/\.......................         4,725,000         4,983,358
General Electric Capital Corp.
   5.88%, 2/15/12.........................         2,735,000         2,939,400
   5.45%, 1/15/13/\.......................         2,400,000         2,496,785
   6.75%, 3/15/32.........................         1,110,000         1,228,904
General Motors Acceptance Corp.
   7.25%, 3/2/11..........................         2,700,000         2,962,192
   7.00%, 2/1/12..........................           525,000           564,451
   8.00%, 11/1/31.........................           310,000           348,120
Goldman Sachs Group, Inc.
   1.37%, 2/21/06 (l).....................         1,625,000         1,628,092
   1.30%, 7/28/06 (l).....................         4,650,000         4,649,154
   1.34%, 8/18/06 (l).....................           500,000           500,902
   6.60%, 1/15/12.........................         1,105,000         1,234,871
   5.70%, 9/1/12..........................           390,000           409,871
   4.75%, 7/15/13/\.......................         2,665,000         2,597,232
   6.13%, 2/15/33/\.......................           855,000           861,023
Household Finance Corp.
   6.50%, 11/15/08/\......................         1,550,000         1,727,856
   4.13%, 12/15/08/\......................         2,515,000         2,536,994
   6.38%, 10/15/11........................           820,000           902,971
   6.38%, 11/27/12........................           255,000           279,749
   7.63%, 5/17/32.........................           200,000           241,816
Mantis Reef Ltd.
   4.69%, 11/14/08Section.................         2,830,000         2,844,116
Merrill Lynch & Co., Inc.
   1.57%, 6/13/05 (l).....................         1,625,000         1,630,700
   1.32%, 12/22/06 (l)....................         2,150,000         2,148,317
   5.30%, 9/30/15.........................           765,000           768,091
National Rural Utilities
   Cooperative Finance
   3.88%, 2/15/08/\.......................         1,185,000         1,199,904
National Rural Utilities Corp.
   7.25%, 3/1/12..........................           815,000           949,627
Pricoa Global Funding I
   3.90%, 12/15/08Section.................         4,540,000         4,542,365
Prudential Holdings LLC
   8.70%, 12/18/23Section.................           945,000         1,166,262
Structured Products Asset
   Return Trust
   1.46%, 5/23/05Section(l)...............        13,640,000        13,640,000
UFJ Finance Aruba
   6.75%, 7/15/13.........................   $       810,000   $       863,864
                                                               ---------------
                                                                    90,086,637
                                                               ---------------
Foreign Government (0.7%)
United Mexican States
   6.38%, 1/16/13.........................         1,000,000         1,037,500
   5.88%, 1/15/14/\.......................         2,230,000         2,202,125
   11.38%, 9/15/16........................         1,250,000         1,771,875
   8.13%, 12/30/19........................         1,000,000         1,121,650
   8.30%, 8/15/31/\.......................         1,000,000         1,127,500
                                                               ---------------
                                                                     7,260,650
                                                               ---------------
Insurance (1.0%)
American General Finance Corp.
   4.50%, 11/15/07........................           355,000           370,380
   5.38%, 10/1/12.........................         2,065,000         2,129,389
Commerce Group, Inc.
   5.95%, 12/9/13.........................         2,070,000         2,099,307
Hartford Life, Inc.
   7.38%, 3/1/31/\........................           145,000           170,010
ING Capital Funding Trust III,
   8.44%, 12/29/49 (e)(l).................         1,270,000         1,537,353
Monument Global Funding II
   3.85%, 3/3/08Section...................         2,785,000         2,809,898
Nationwide Financial Services, Inc.
   6.25%, 11/15/11........................           175,000           187,013
   5.90%, 7/1/12..........................           485,000           506,192
QBE Insurance Group Ltd.
   5.65%, 7/1/23Section(l)................         1,045,000           995,880
                                                               ---------------
                                                                    10,805,422
                                                               ---------------
Municipal Securities (0.2%)
Illinois State
   5.10%, 6/1/33..........................         2,570,000         2,363,038
                                                               ---------------
Real Estate (0.2%)
Abbey National Capital Trust I,
   8.97%, 12/29/49 (e)(l).................           510,000           677,171
Socgen Real Estate Co. LLC
   7.64%, 12/31/49Section(l)..............         1,250,000         1,412,210
                                                               ---------------
                                                                     2,089,381
                                                               ---------------
U.S. Government (10.0%)
U.S. Treasury Bonds
   8.88%, 2/15/19/\.......................         8,745,000        12,502,621
   7.25%, 8/15/22/\.......................         3,000,000         3,786,210
   6.38%, 8/15/27/\.......................        16,135,000        18,739,286
   6.25%, 5/15/30/\.......................         1,300,000         1,500,179
   5.38%, 2/15/31/\.......................         9,900,000        10,324,235
U.S. Treasury Notes
   2.38%, 8/15/06/\.......................        33,190,000        33,368,927
   3.00%, 2/15/08/\.......................        14,700,000        14,768,326
   3.13%, 9/15/08/\.......................         1,780,000         1,778,957
   3.13%, 10/15/08/\......................         2,650,000         2,644,928
   3.38%, 11/15/08/\......................         1,805,000         1,819,314
   4.25%, 11/15/13/\......................         6,785,000         6,777,577
                                                               ---------------
                                                                   108,010,560
                                                               ---------------
U.S. Government Agencies (43.1%)
Federal Home Loan Mortgage Corp.
   4.25%, 6/15/05.........................         1,085,000         1,126,230
   2.51%, 8/15/31 (l).....................           911,646           912,481
   6.25%, 7/15/32.........................         1,635,000         1,778,082
   6.00%, 2/1/33 IO.......................         2,778,990           553,287
   5.50%, 1/15/34 TBA.....................        30,000,000        30,356,250
Federal National Mortgage Association
   3.25%, 8/15/08/\.......................        12,275,000        12,177,340
   6.40%, 5/14/09.........................         2,880,000         2,930,530
   7.13%, 1/15/30.........................         8,710,000        10,491,247
   7.25%, 5/15/30.........................            85,000           103,793
   6.00%, 11/1/32 IO......................         5,357,817         1,060,219
   5.00%, 1/25/19 TBA.....................        17,000,000        17,334,696

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
   5.00%, 2/25/19 TBA.....................   $    45,000,000   $    45,759,375
   5.00%, 1/25/34 TBA.....................        22,000,000        21,766,250
   5.50%, 1/25/34 TBA.....................       133,500,000       135,210,402
   6.00%, 1/25/34 TBA.....................       142,000,000       146,748,196
Government National Mortgage Association
   5.50%, 1/15/34 TBA.....................        38,500,000        39,137,637
                                                               ---------------
                                                                   467,446,015
                                                               ---------------
   Total Financials.......................                       1,079,414,893
                                                               ---------------
Health Care (0.6%)
Health Care Equipment & Services (0.2%)
UnitedHealth Group, Inc.
   3.30%, 1/30/08.........................         2,140,000         2,130,160
                                                               ---------------
Pharmaceuticals (0.4%)
Schering-Plough Corp.
   5.30%, 12/1/13.........................         1,315,000         1,337,945
Wyeth
   5.50%, 2/1/14..........................         1,800,000         1,820,547
   6.45%, 2/1/24..........................         1,115,000         1,142,658
                                                               ---------------
                                                                     4,301,150
                                                               ---------------
   Total Health Care......................                           6,431,310
                                                               ---------------
Industrials (0.7%)
Aerospace & Defense (0.3%)
Boeing Co.
   6.13%, 2/15/33/\.......................           595,000           596,968
General Dynamics Corp.
   2.13%, 5/15/06.........................         1,900,000         1,888,984
                                                               ---------------
                                                                     2,485,952
                                                               ---------------
Industrial Conglomerates (0.3%)
General Electric Co.
   5.00%, 2/1/13/\........................         1,310,000         1,324,849
Hutchison Whampoa International Ltd.
   6.25%, 1/24/14Section..................         2,150,000         2,183,071
                                                               ---------------
                                                                     3,507,920
                                                               ---------------
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
   6.96%, 3/22/09.........................           274,529           297,576
   7.95%, 8/15/30.........................           170,000           209,810
CSX Corp.
   7.95%, 5/1/27..........................           290,000           351,694
Union Pacific Corp.
   6.63%, 2/1/29..........................           230,000           247,988
                                                               ---------------
                                                                     1,107,068
                                                               ---------------
   Total Industrials......................                           7,100,940
                                                               ---------------
Materials (0.7%)
Chemicals (0.4%)
Dow Chemical Co.
   6.00%, 10/1/12/\.......................         1,585,000         1,668,426
   7.38%, 11/1/29.........................           420,000           469,625
ICI Wilmington, Inc.
   5.63%, 12/1/13/\.......................         2,100,000         2,110,112
                                                               ---------------
                                                                     4,248,163
                                                               ---------------
Paper & Forest Products (0.3%)
Domtar, Inc.
   5.38%, 12/1/13.........................         2,270,000         2,246,210
International Paper Co.
   5.85%, 10/30/12/\......................           795,000           828,252
Westvaco Corp.
   8.20%, 1/15/30.........................            65,000            76,207
                                                               ---------------
                                                                     3,150,669
                                                               ---------------
   Total Materials........................                           7,398,832
                                                               ---------------
Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.0%)
AT&T Corp.
   6.00%, 3/15/09.........................   $        64,000   $        68,979
   8.05%, 11/15/11/\......................         2,215,000         2,549,421
British Telecommunications plc
   8.38%, 12/15/10/\......................           995,000         1,210,791
Citizens Communications Co.
   9.25%, 5/15/11/\.......................         1,985,000         2,346,752
Deutsche Telekom International Finance
   8.50%, 6/15/10.........................           785,000           949,156
   8.25%, 6/15/30.........................         1,380,000         1,762,851
France Telecom S.A.
   7.75%, 3/1/11..........................           525,000           630,568
   9.00%, 3/1/31..........................         1,690,000         2,245,461
Koninklijke KPN N.V.
   8.00%, 10/1/10.........................           420,000           502,432
Sprint Capital Corp.
   7.63%, 1/30/11/\.......................         1,845,000         2,068,129
   8.75%, 3/15/32.........................         2,435,000         2,876,685
Telecom Italia Capital S.A.
   4.00%, 11/15/08/\Section...............         3,655,000         3,678,136
Verizon Global Funding Corp.
   7.75%, 12/1/30/\.......................         1,240,000         1,456,640
                                                               ---------------
                                                                    22,346,001
                                                               ---------------
Wireless Telecommunication Services (0.5%)
AT&T Wireless Services, Inc.
   8.13%, 5/1/12/\........................         1,270,000         1,493,458
Verizon New York, Inc.
   6.88%, 4/1/12/\........................         2,275,000         2,517,303
Vodafone Group plc
   7.88%, 2/15/30.........................         1,075,000         1,320,582
                                                               ---------------
                                                                     5,331,343
                                                               ---------------
   Total Telecommunication Services.......                          27,677,344
                                                               ---------------
Utilities (2.2%)
Electric Utilities (2.1%)
AEP Texas Central Co.
   5.50%, 2/15/13/\.......................         1,735,000         1,777,339
Alabama Power Co.
   2.80%, 12/1/06.........................         1,580,000         1,586,555
Arizona Public Service Co.
   4.65%, 5/15/15.........................           915,000           859,738
Columbus Southern Power Co.
   5.50%, 3/1/13/\........................           590,000           610,975
Consolidated Edison, Inc.
   5.63%, 7/1/12/\........................           905,000           960,744
Constellation Energy Group, Inc.
   6.35%, 4/1/07..........................           505,000           552,691
   4.55%, 6/15/15.........................           230,000           211,436
Dominion Resources, Inc.
   8.13%, 6/15/10.........................         1,695,000         2,033,237
   5.00%, 3/15/13.........................            10,000             9,953
   6.75%, 12/15/32/\......................           640,000           684,157
   6.30%, 3/15/33.........................            90,000            91,173
DTE Energy Co.
   6.38%, 4/15/33/\.......................           670,000           656,264
Duke Capital Corp.
   6.25%, 2/15/13/\.......................           720,000           759,478
Duke Energy Corp.
   3.75%, 3/5/08/\........................           565,000           569,419
   6.25%, 1/15/12/\.......................           625,000           675,986
FirstEnergy Corp.
   7.38%, 11/15/31........................           840,000           859,301

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
Pacificorp
   4.30%, 9/15/08.........................   $     1,550,000   $     1,583,238
Pepco Holdings, Inc.
   6.45%, 8/15/12/\.......................         1,485,000         1,619,667
   7.45%, 8/15/32/\.......................           425,000           484,646
Progress Energy, Inc.
   7.10%, 3/1/11..........................           110,000           123,929
   6.85%, 4/15/12.........................           315,000           351,061
   7.75%, 3/1/31..........................           750,000           873,881
Texas Utilities Electric Co.
   6.25%, 10/1/04.........................           200,000           206,663
TXU Australia Holdings Partnership LP
   6.15%, 11/15/13Section.................         1,510,000         1,539,042
TXU Energy Co.
   7.00%, 3/15/13.........................         1,290,000         1,426,735
Virginia Electric & Power Co.
   4.50%, 12/15/10........................         1,485,000         1,497,303
                                                               ---------------
                                                                    22,604,611
                                                               ---------------
Gas Utilities (0.1%)
Kinder Morgan Energy Partners LP
   7.40%, 3/15/31/\.......................           345,000           394,039
   7.30%, 8/15/33.........................           490,000           556,782
                                                               ---------------
                                                                       950,821
                                                               ---------------
Multi - Utilities (0.0%)
MidAmerican Energy Holdings Co.
   6.75%, 12/30/31/\......................           380,000           411,335
                                                               ---------------
   Total Utilities........................                          23,966,767
                                                               ---------------
Total Long-Term Debt
   Securities (110.7%)
   (Cost $1,186,083,852)..................                       1,199,939,805
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (15.8%)
Alpine Securitization Corp.
   1.12%, 1/23/04Section..................         1,656,000         1,654,816
Atlantis One Funding
   1.10%, 5/21/04Section..................         1,482,000         1,475,583
Bills Securitisation Ltd.
   1.12%, 6/1/04..........................         9,442,000         9,397,245
Cafco
   1.08%, 2/5/04Section...................         5,000,000         4,994,600
   1.07%, 2/11/04Section..................        13,050,000        13,033,718
Caisse Nationale
   1.06%, 6/4/04Section...................        13,000,000        12,940,330
DaimlerChrysler NA Holdings Corp.
   1.37%, 1/22/04.........................         5,450,000         5,445,437
Falcon Asset Securitization Corp.
   1.09%, 2/2/04Section...................         5,007,000         5,002,020
Four Winds Funding Corp.
   1.22%, 1/20/04Section..................           885,000           884,400
Gemini Securitization Corp.
   1.09%, 1/13/04Section..................         6,023,000         6,020,630
General Motors Acceptance Corp.
   1.38%, 1/16/04.........................         5,450,000         5,446,657
Govco, Inc.
   1.08%, 2/4/04Section...................        15,000,000        14,984,250
Greyhawk Funding LLC
   1.04%, 2/11/04Section..................        20,000,000        19,975,762
ING America Insurance Holdings
   1.01%, 3/11/04.........................        13,000,000        12,974,260
Nationwide Building Society
   1.10%, 6/9/04..........................         8,000,000         7,960,800
Newport Funding Corp.
   1.08%, 1/20/04Section..................        10,054,000        10,047,968
Nordea N.A.
   1.06%, 1/26/04.........................   $     2,824,000   $     2,821,834
Sheffield Receivables Co.
   1.09%, 1/15/04Section..................         7,208,000         7,204,727
   1.07%, 1/16/04Section..................        13,050,000        13,043,804
Special Purpose Accounts Receivable
   Cooperative Corp.
   1.11%, 1/27/04Section..................         5,000,000         4,995,837
Westpac Capital Corp.
   1.06%, 6/3/04..........................         7,633,000         7,598,194
Windmill Funding Corp.
   1.09%, 2/11/04Section..................         3,032,000         3,028,162
                                                               ---------------
                                                                   170,931,034
                                                               ---------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (9.6%)
Credit Suisse First Boston N.Y.,
   1.60%, 12/13/04........................        10,000,000        10,000,000
Goldman Sachs Group LP,
   1.14%, 1/26/04 (l).....................        10,000,000        10,000,000
Lehman Brothers, Inc.,
   1.02%, 1/2/04..........................        35,000,000        35,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        33,333,578        33,333,578
   1.09%, 1/7/04..........................         1,538,712         1,538,712
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         8,000,000         8,000,000
New York Life Insurance,
   1.28%, 3/31/04 (l).....................         6,000,000         6,000,000
                                                               ---------------
                                                                   103,872,290
                                                               ---------------
U.S. Government Agencies (12.8%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        45,939,000        45,937,086
   (Discount Note), 8/12/04...............        93,640,000        92,996,131
                                                               ---------------
                                                                   138,933,217
                                                               ---------------
Total Short-Term Debt Securities (38.2%)
   (Amortized Cost $413,736,541)..........                         413,736,541
                                                               ---------------
Total Investments (148.9%)
   (Cost/Amortized Cost $1,599,820,393)...                       1,613,676,346
Other Assets Less Liabilities
   (-48.9%)...............................                        (529,595,720)
                                                               ---------------
Net Assets (100%).........................                     $ 1,084,080,626
                                                               ===============

----------
/\        All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $222,974,230 or 20.57% of net assets.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.

(l)       Floating Rate Security. Rate disclosed is as of December 31, 2003.

          Glossary:
          ADR -- American Depositary Receipt
          IO  -- Interest only
          TBA -- Security is subject to delayed delivery

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:
(Note 1)

                                                                                              Unrealized
                                 Number of    Expiration       Original        Value at      Appreciation/
Purchases                        Contracts       Date           Value          12/31/03     (Depreciation)
------------------------------   ---------   ------------   -------------   -------------   --------------
U.S. Treasury Bonds...........          34       March-04   $   3,743,598   $   3,716,625   $      (26,973)
U.S. 2 Year Treasury Notes....         147       March-04      31,342,281      31,464,890          122,609
U.S. 5 Year Treasury Notes....          57       March-04       6,373,555       6,362,625          (10,930)
EURODollar....................         217        June-04      53,377,480      53,474,225           96,745
EURODollar....................         540   September-04     132,679,710     132,630,750          (48,960)
                                                                                            --------------
                                                                                                   132,491
                                                                                            --------------
Sales
------------------------------
U.S. 10 Year Treasury Notes...      (1,111)      March-04    (124,501,334)   (124,727,109)        (225,775)
                                                                                            --------------
                                                                                            $      (93,284)
                                                                                            ==============

Investment security transactions for year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  4,325,958,917
US Government securities....................................        657,594,143
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............      3,859,730,579
US Government securities....................................        625,660,576

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     17,907,792
Aggregate gross unrealized depreciation.....................         (4,215,246)
                                                               ----------------
Net unrealized appreciation.................................   $     13,692,546
                                                               ================
Federal income tax cost of investments......................   $  1,599,983,800
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $205,977,034. This was secured by collateral of $209,609,263 of which $103,872,290 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $105,736,973 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.
                                       100

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.9%)
Apparel Retail (0.7%)
Gymboree Corp.*/\.........................           337,500   $     5,815,125
                                                               ---------------
Auto Components (0.9%)
Federal Signal Corp.......................           463,700         8,124,024
                                                               ---------------
Home Improvement Retail (0.9%)
Tempur-Pedic International, Inc.*/\.......           503,500         7,804,250
                                                               ---------------
Household Durables (1.0%)
Herman Miller, Inc./\.....................           336,300         8,162,001
                                                               ---------------
Leisure Products (1.8%)
AMC Entertainment, Inc.*..................           603,500         9,179,235
Brunswick Corp............................           209,200         6,658,836
                                                               ---------------
                                                                    15,838,071
                                                               ---------------
Media (5.2%)
ADVO, Inc.................................           221,450         7,033,252
Journal Register Co.*.....................           399,700         8,273,790
Liberty Corp..............................           208,400         9,417,596
Pulitzer, Inc.............................            87,400         4,719,600
R.H. Donnelly Corp.*......................           170,900         6,808,656
Scholastic Corp.*/\.......................           261,000         8,884,440
                                                               ---------------
                                                                    45,137,334
                                                               ---------------
Photographic Products (0.7%)
Scansource, Inc.*.........................           136,900         6,245,378
                                                               ---------------
Restaurants (1.7%)
Jack in the Box, Inc.*....................           360,200         7,693,872
Sonic Corp.*/\............................           231,200         7,079,344
                                                               ---------------
                                                                    14,773,216
                                                               ---------------
Specialty Stores (2.1%)
Guitar Center, Inc.*/\....................           192,000         6,255,360
Toro Co...................................           158,700         7,363,680
Yankee Candle Co., Inc.*..................           155,700         4,255,281
                                                               ---------------
                                                                    17,874,321
                                                               ---------------
Textiles & Apparel (1.9%)
Timberland Co., Class A*..................           150,200         7,820,914
Warnaco Group, Inc.*......................           547,600         8,734,220
                                                               ---------------
                                                                    16,555,134
                                                               ---------------
   Total Consumer Discretionary...........                         146,328,854
                                                               ---------------
Consumer Staples (2.5%)
Beverages (0.6%)
Robert Mondavi Corp., Class A*/\..........           133,100         5,169,604
                                                               ---------------
Food Products (1.2%)
American Italian Pasta Co.*/\.............           246,200        10,315,780
                                                               ---------------
Personal Products (0.7%)
Elizabeth Arden, Inc.*....................           311,300         6,201,096
                                                               ---------------
   Total Consumer Staples.................                          21,686,480
                                                               ---------------
Energy (4.8%)
Integrated Oil & Gas (0.9%)
Key Energy Services, Inc.*................           776,600         8,006,746
                                                               ---------------
Oil & Gas Drilling (0.9%)
Helmerich & Payne, Inc....................           278,400         7,775,712
                                                               ---------------
Oil & Gas Equipment & Services (1.1%)
Cal Dive International, Inc.*.............           379,000         9,137,690
                                                               ---------------
Oil & Gas Exploration & Production (1.5%)
Energen Corp..............................            69,800         2,863,894
MDU Resources Group, Inc..................           136,800         3,257,208
Newfield Exploration Co.*.................           159,400         7,099,676
                                                               ---------------
                                                                    13,220,778
                                                               ---------------
Oil & Gas Refining & Marketing (0.4%)
Western Gas Resources, Inc................            78,700   $     3,718,575
                                                               ---------------
   Total Energy...........................                          41,859,501
                                                               ---------------
Financials (22.3%)
Banks (8.3%)
Chittenden Corp...........................           105,650         3,554,066
Community First Bankshares, Inc...........           334,400         9,677,536
East-West Bancorp, Inc....................           100,600         5,400,208
First Community Bancorp/\.................           135,400         4,893,356
First Midwest Bancorp, Inc................           303,025         9,821,040
Hudson United Bancorp.....................           158,600         5,860,270
South Financial Group, Inc................           127,900         3,563,294
Sterling Bancshares, Inc./Texas...........           696,900         9,289,677
United Bankshares, Inc....................           296,300         9,244,560
W Holding Co., Inc........................           332,163         6,181,554
Westamerica Bancorp.......................            99,900         4,965,030
                                                               ---------------
                                                                    72,450,591
                                                               ---------------
Diversified Financials (1.4%)
IndyMac Bancorp, Inc......................           275,300         8,201,187
WP Stewart & Co., Ltd./\..................           167,650         3,609,505
                                                               ---------------
                                                                    11,810,692
                                                               ---------------
Insurance (4.2%)
Aspen Insurance Holdings Ltd.*/\..........            81,700         2,026,977
HCC Insurance Holdings, Inc...............           287,200         9,132,960
Max Reinsurance Capital Ltd...............           193,100         4,333,164
Reinsurance Group of America, Inc.........           171,900         6,643,935
RLI Corp..................................           156,000         5,843,760
Stancorp Financial Group, Inc.............           132,400         8,325,312
                                                               ---------------
                                                                    36,306,108
                                                               ---------------
Real Estate (8.4%)
Alexandria Real Estate Equities,
   Inc. (REIT)............................           143,700         8,320,230
Brandywine Realty Trust (REIT)............           338,200         9,053,614
Camden Property Trust (REIT)..............           146,600         6,494,380
CarrAmerica Realty Corp. (REIT)...........           302,500         9,008,450
Catellus Development Corp. (REIT).........           267,002         6,440,088
Crescent Real Estate Equities Co. (REIT)..           364,700         6,247,311
Healthcare Realty Trust, Inc. (REIT)/\....           189,200         6,763,900
Maguire Properties, Inc. (REIT)...........           414,000        10,060,200
Mills Corp. (REIT)/\......................           189,500         8,338,000
Mission West Properties, Inc. (REIT)......           186,500         2,415,175
                                                               ---------------
                                                                    73,141,348
                                                               ---------------
   Total Financials.......................                         193,708,739
                                                               ---------------
Health Care (10.5%)
Health Care Equipment & Services (5.0%)
Covance, Inc.*............................           279,700         7,495,960
Fisher Scientific International, Inc.*....           244,900        10,131,513
Inveresk Research Group, Inc.*............           270,400         6,686,992
Kindred Healthcare, Inc.*.................           103,400         5,374,732
LifePoint Hospitals, Inc.*/\..............           299,400         8,817,330
Manor Care, Inc...........................           126,700         4,380,019
                                                               ---------------
                                                                    42,886,546
                                                               ---------------
Pharmaceuticals (5.5%)
aaiPharma, Inc.*/\........................           403,600        10,138,432
Able Laboratories, Inc.*/\................           390,000         7,047,300
Andrx Corp.*..............................           409,300         9,839,572
Delta & Pine Land Co......................           353,000         8,966,200
MIM Corp.*/\..............................           917,300         6,448,619

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
NeighborCare, Inc.*.......................           277,300   $     5,476,675
                                                               ---------------
                                                                    47,916,798
                                                               ---------------
   Total Health Care......................                          90,803,344
                                                               ---------------
Industrials (15.4%)
Aerospace & Defense (1.9%)
DRS Technologies, Inc.*...................           451,700        12,548,226
Titan Corp.*..............................           195,100         4,255,131
                                                               ---------------
                                                                    16,803,357
                                                               ---------------
Air Freight & Couriers (0.5%)
EGL, Inc.*/\..............................           259,200         4,551,552
                                                               ---------------
Building Products (1.2%)
Florida Rock Industries, Inc..............            61,600         3,378,760
Monaco Coach Corp.*/\.....................           276,600         6,583,080
                                                               ---------------
                                                                     9,961,840
                                                               ---------------
Commercial Services & Supplies (6.0%)
Financial Federal Corp.*/\................           270,100         8,251,555
FTI Consulting, Inc.*/\...................           318,500         7,443,345
Kroll, Inc.*..............................           367,100         9,544,600
Moore Wallace, Inc.*......................           289,900         5,429,827
Plexus Corp.*.............................           289,000         4,962,130
Waste Connections, Inc.*/\................           244,000         9,215,880
Watson Wyatt & Co. Holdings*..............           300,800         7,264,320
                                                               ---------------
                                                                    52,111,657
                                                               ---------------
Construction & Engineering (1.4%)
Chicago Bridge & Iron Co. N.V.
   (N.Y. shares)..........................           219,800         6,352,220
Shaw Group, Inc.*/\.......................           428,200         5,832,084
                                                               ---------------
                                                                    12,184,304
                                                               ---------------
Electrical Equipment (1.4%)
Flir Systems, Inc.*/\.....................           179,900         6,566,350
GrafTech International Ltd.*..............           384,600         5,192,100
                                                               ---------------
                                                                    11,758,450
                                                               ---------------
Marine (1.4%)
General Maritime Corp.*...................           666,700        11,733,920
                                                               ---------------
Trucking (1.6%)
Forward Air Corp.*........................           134,900         3,709,750
Swift Transportation Co., Inc.*...........           317,100         6,665,442
USF Corp..................................           107,900         3,689,101
                                                               ---------------
                                                                    14,064,293
                                                               ---------------
   Total Industrials......................                         133,169,373
                                                               ---------------
Information Technology (16.4%)
Application Software (2.2%)
Activision, Inc.*.........................           385,200         7,010,640
Mentor Graphics Corp.*....................           372,800         5,420,512
Verity, Inc.*.............................           422,300         7,048,187
                                                               ---------------
                                                                    19,479,339
                                                               ---------------
Computer Storage & Peripherals (0.6%)
Advanced Digital Information Corp.*.......           367,600         5,146,400
                                                               ---------------
Electronic Equipment & Instruments (4.2%)
Coherent, Inc.*...........................           259,700         6,180,860
Electro Scientific Industries, Inc.*/\....           457,000        10,876,600
Nordson Corp..............................           203,200         7,016,496
Varian, Inc.*.............................           131,900         5,504,187
Zoran Corp.*/\............................           325,600         5,662,184
Zygo Corp.*...............................            64,600         1,065,254
                                                               ---------------
                                                                    36,305,581
                                                               ---------------
Internet Software & Services (0.9%)
ProQuest Co.*/\...........................           259,300         7,636,385
                                                               ---------------
IT Consulting & Services (2.4%)
BearingPoint, Inc.*.......................           939,700         9,481,573
Learning Tree International, Inc.*/\......           507,800         8,830,642
PEC Solutions, Inc.*......................           156,800   $     2,657,760
                                                               ---------------
                                                                    20,969,975
                                                               ---------------
Networking Equipment (0.4%)
Extreme Networks, Inc.*...................           522,000         3,763,620
                                                               ---------------
Semiconductor Equipment (1.7%)
Exar Corp.*...............................           478,900         8,179,612
Lattice Semiconductor Corp.*/\............           691,400         6,692,752
                                                               ---------------
                                                                    14,872,364
                                                               ---------------
Semiconductors (2.0%)
Actel Corp.*..............................           153,700         3,704,170
AMIS Holdings, Inc.*......................           396,300         7,244,364
Microsemi Corp.*..........................           250,400         6,154,832
                                                               ---------------
                                                                    17,103,366
                                                               ---------------
Telecommunications Equipment (2.0%)
C-COR.net Corp.*..........................           793,000         8,826,090
CommScope, Inc.*..........................            37,700           615,641
Powerwave Technologies, Inc.*/\...........         1,032,500         7,898,625
                                                               ---------------
                                                                    17,340,356
                                                               ---------------
   Total Information Technology...........                         142,617,386
                                                               ---------------
Materials (5.2%)
Chemicals (4.0%)
Ferro Corp................................           281,800         7,667,778
Olin Corp.................................           201,700         4,046,102
PolyOne Corp.*............................         1,028,400         6,571,476
Scotts Co., Class A*......................           130,600         7,726,296
Spartech Corp.............................           369,000         9,092,160
                                                               ---------------
                                                                    35,103,812
                                                               ---------------
Construction Materials (0.7%)
Roper Industries, Inc.....................           117,500         5,788,050
                                                               ---------------
Containers & Packaging (0.5%)
Packaging Corp. of America................           180,100         3,936,986
                                                               ---------------
   Total Materials........................                          44,828,848
                                                               ---------------
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
Talk America Holdings, Inc.*/\............           685,100         7,892,352
                                                               ---------------
Utilities (2.1%)
Electric Utilities (0.6%)
Vectren Corp..............................           196,600         4,846,190
                                                               ---------------
Gas Utilities (1.5%)
AGL Resources, Inc........................           208,200         6,058,620
Kinder Morgan Management LLC*.............           171,900         7,384,824
                                                               ---------------
                                                                    13,443,444
                                                               ---------------
   Total Utilities........................                          18,289,634
                                                               ---------------
Total Common Stocks (97.0%)
   (Cost $703,699,950)....................                         841,184,511
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (7.3%)
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................   $     2,000,000         2,000,000
   1.18%, 12/8/04 (l).....................         4,000,000         4,000,000
Hatteras Funding Corp.,
   1.09%, 1/30/04.........................         4,992,430         4,992,430
Morgan Stanley,
   1.02%, 1/2/04..........................         5,969,334         5,969,334
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         1,500,000         1,500,000

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
UBS Securities LLC,
   1.07%, 1/2/04..........................   $    45,000,000   $    45,000,000
                                                               ---------------
                                                                    63,461,764
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................             4,669             4,669
                                                               ---------------
U.S. Government (3.1%)
U.S. Treasury Bills 2/5/04/\..............        27,055,000        27,033,088
                                                               ---------------
Total Short-Term Debt Securities (10.4%)
   (Amortized Cost $90,499,521)...........                          90,499,521
                                                               ---------------
Total Investments (107.4%)
   (Cost/Amortized Cost $794,199,471).....                         931,684,032
Other Assets Less Liabilities (-7.4%).....                         (64,420,415)
                                                               ---------------
Net Assets (100%).........................                     $   867,263,617
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(1)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    716,993,821
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        339,594,933

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    142,057,172
Aggregate gross unrealized depreciation.....................         (5,355,018)
                                                               ----------------
Net unrealized appreciation.................................   $    136,702,154
                                                               ================
Federal income tax cost of investments......................   $    794,981,878
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $61,580,451. This was secured by collateral of $63,461,764 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio utilized net capital loss carryforward of $5,756,707 during 2003.

                       See Notes to Financial Statements.
                                       103

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (11.4%)
Automobiles (2.5%)
Bayerische Motoren Werke (BMW) AG.........           655,172   $    30,535,577
                                                               ---------------
Home Improvement Retail (2.9%)
Lowe's Cos., Inc..........................           646,582        35,814,177
                                                               ---------------
Hotels (0.5%)
Four Seasons Hotels, Inc./\...............           131,672         6,735,023
                                                               ---------------
Household Durables (2.0%)
Lennar Corp., Class A/\...................           258,595        24,825,120
Lennar Corp., Class B/\...................             3,761           343,755
                                                               ---------------
                                                                    25,168,875
                                                               ---------------
Specialty Stores (3.5%)
Tiffany & Co..............................           961,003        43,437,336
                                                               ---------------
   Total Consumer Discretionary                                    141,690,988
                                                               ---------------
Consumer Staples (0.8%)
Household Products (0.8%)
Procter & Gamble Co.......................            98,137         9,801,924
                                                               ---------------
Financials (18.7%)
Diversified Financials (18.7%)
Citigroup, Inc............................         1,216,580        59,052,793
Countrywide Financial Corp................           453,598        34,405,408
Fannie Mae................................           515,411        38,686,750
Merrill Lynch & Co., Inc..................           893,110        52,380,902
SLM Corp..................................         1,253,086        47,216,280
                                                               ---------------
   Total Financials.......................                         231,742,133
                                                               ---------------
Health Care (19.8%)
Biotechnology (6.6%)
Amgen, Inc.*..............................           358,175        22,135,215
Genentech, Inc.*..........................           636,028        59,513,140
                                                               ---------------
                                                                    81,648,355
                                                               ---------------
Health Care Equipment & Services (11.5%)
Boston Scientific Corp.*..................         1,151,664        42,335,169
UnitedHealth Group, Inc...................         1,500,676        87,309,330
Zimmer Holdings, Inc.*....................           196,869        13,859,577
                                                               ---------------
                                                                   143,504,076
                                                               ---------------
Pharmaceuticals (1.7%)
Eli Lilly & Co............................           297,578        20,928,661
                                                               ---------------
   Total Health Care......................                         246,081,092
                                                               ---------------
Industrials (13.1%)
Aerospace & Defense (2.7%)
Honeywell International, Inc..............           523,889        17,513,609
Lockheed Martin Corp./\...................           303,414        15,595,480
                                                               ---------------
                                                                    33,109,089
                                                               ---------------
Air Freight & Couriers (3.5%)
FedEx Corp................................           646,330        43,627,275
                                                               ---------------
Airlines (0.9%)
Ryanair Holdings plc (ADR)*/\.............           223,109        11,298,240
                                                               ---------------
Industrial Conglomerates (2.0%)
General Electric Co.......................           808,843        25,057,956
                                                               ---------------
Machinery (4.0%)
Caterpillar, Inc..........................           601,484        49,935,201
                                                               ---------------
   Total Industrials......................                         163,027,761
                                                               ---------------
Information Technology (26.0%)
Application Software (3.5%)
Electronic Arts, Inc.*....................           909,471        43,454,524
                                                               ---------------
Computer Hardware (3.0%)
Dell, Inc.*...............................         1,096,519   $    37,237,785
                                                               ---------------
Computer Storage & Peripherals (1.7%)
EMC Corp.*................................         1,634,562        21,118,541
                                                               ---------------
Networking Equipment (4.4%)
Cisco Systems, Inc.*......................         2,231,714        54,208,333
                                                               ---------------
Semiconductors (9.9%)
Intel Corp................................         2,968,777        95,594,619
Maxim Integrated Products, Inc............           537,732        26,779,054
                                                               ---------------
                                                                   122,373,673
                                                               ---------------
Telecommunications Equipment (3.5%)
QUALCOMM, Inc./\..........................           816,106        44,012,597
                                                               ---------------
   Total Information Technology...........                         322,405,453
                                                               ---------------
Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Nextel Communications, Inc., Class A*.....         1,364,942        38,300,272
                                                               ---------------
Total Common Stocks (92.9%)
   (Cost $985,556,771)....................                       1,153,049,623
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (2.3%)
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................   $     2,000,000         2,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        26,224,076        26,224,076
                                                               ---------------
                                                                    28,224,076
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................            20,476            20,476
                                                               ---------------
U.S. Government Agency (7.3%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        91,400,000        91,396,954
                                                               ---------------
Total Short-Term Debt Securities (9.6%)
   (Amortized Cost $119,641,506)                                   119,641,506
                                                               ---------------
Total Investments (102.5%)
   (Cost/Amortized Cost $1,105,198,277)                          1,272,691,129
Other Assets Less Liabilities (-2.5%).....                         (30,731,144)
                                                               ---------------
Net Assets (100%).........................                     $ 1,241,959,985
                                                               ===============

----------
*   Non-income producing.

/\  All, or a portion of security out on loan (See Note 1).

(l) Floating Rate Security. Rate disclosed is as of December 31, 2003.

    Glossary:
    ADR -- American Depositary Receipt

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                                  Local
                                                 Contract      Cost on          U.S.$
                                                  Amount     Origination       Current       Unrealized
                                                 (000's)         Date           Value       Depreciation
                                                 -------------------------------------------------------
Foreign Currency Sell Contracts
European Union, expiring 03/17/04.............     22,753   $  28,107,312   $  28,642,575   $   (535,263)
                                                                                            ============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  1,219,223,229
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        420,240,111

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    167,542,849
Aggregate gross unrealized depreciation.....................         (1,110,217)
                                                               ----------------
Net unrealized appreciation.................................   $    166,432,632
                                                               ================
Federal income tax cost of investments......................   $  1,106,258,497
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $27,619,204. This was secured by collateral of $28,224,076 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $22,246 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,549,088 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $3,353,658 during 2003.

                       See Notes to Financial Statements.
                                       105

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (0.5%)
Delphi Corp...............................           709,800   $     7,247,058
                                                               ---------------
Automobiles (2.7%)
DaimlerChrysler AG (ADR)..................           321,500        14,859,730
Ford Motor Co.............................           643,500        10,296,000
General Motors Corp.......................           273,500        14,604,900
                                                               ---------------
                                                                    39,760,630
                                                               ---------------
Leisure Products (1.0%)
Hasbro, Inc...............................           711,300        15,136,464
                                                               ---------------
Media (6.9%)
Comcast Corp., Special Class A*...........           231,000         7,225,680
Liberty Media Corp., Class A*.............         2,020,120        24,019,227
Time Warner, Inc.*........................         1,905,900        34,287,141
Viacom, Inc., Class B.....................           512,000        22,722,560
Walt Disney Co............................           637,200        14,865,876
                                                               ---------------
                                                                   103,120,484
                                                               ---------------
Restaurants (1.4%)
McDonald's Corp...........................           869,600        21,592,168
                                                               ---------------
Specialty Stores (3.2%)
Foot Locker, Inc./\.......................         1,182,800        27,736,660
Toys-R-Us, Inc.*/\........................         1,588,000        20,072,320
                                                               ---------------
                                                                    47,808,980
                                                               ---------------
   Total Consumer Discretionary...........                         234,665,784
                                                               ---------------
Consumer Staples (8.6%)
Beverages (0.8%)
Coca-Cola Enterprises, Inc................           515,900        11,282,733
                                                               ---------------
Food Products (4.0%)
ConAgra Foods, Inc........................           621,800        16,409,302
Kraft Foods, Inc., Class A................           273,700         8,818,614
Sara Lee Corp.............................           680,700        14,777,997
Unilever N.V. (N.Y. shares)/\.............           292,300        18,970,270
                                                               ---------------
                                                                    58,976,183
                                                               ---------------
Household Products (2.6%)
Kimberly-Clark Corp.......................           440,300        26,017,327
Procter & Gamble Co.......................           133,900        13,373,932
                                                               ---------------
                                                                    39,391,259
                                                               ---------------
Personal Products (1.2%)
Gillette Co...............................           490,800        18,027,084
                                                               ---------------
   Total Consumer Staples.................                         127,677,259
                                                               ---------------
Energy (14.4%)
Integrated Oil & Gas (4.9%)
Exxon Mobil Corp..........................           888,600        36,432,600
Royal Dutch Petroleum Co.
   (N.Y. shares)..........................           698,200        36,578,698
                                                               ---------------
                                                                    73,011,298
                                                               ---------------
Oil & Gas Drilling (4.9%)
Diamond Offshore Drilling, Inc./\.........           757,400        15,534,274

ENSCO International, Inc..................           682,000        18,529,940
GlobalSantaFe Corp........................           880,200        21,855,366
Rowan Cos., Inc.*.........................           747,000        17,307,990
                                                               ---------------
                                                                    73,227,570
                                                               ---------------
Oil & Gas Exploration & Production (4.6%)
Anadarko Petroleum Corp...................           325,400        16,598,654
Grant Prideco, Inc.*......................         1,999,100        26,028,282
Unocal Corp...............................           700,600        25,803,098
                                                               ---------------
                                                                    68,430,034
                                                               ---------------
   Total Energy...........................                         214,668,902
                                                               ---------------
Financials (16.8%)
Banks (5.2%)
Bank of America Corp......................           249,500   $    20,067,285
Bank One Corp.............................           496,800        22,649,112
Mellon Financial Corp.....................           518,200        16,639,402
Wachovia Corp.............................           392,100        18,267,939
                                                               ---------------
                                                                    77,623,738
                                                               ---------------
Diversified Financials (5.2%)
Citigroup, Inc............................           990,857        48,096,199
Janus Capital Group, Inc..................           451,800         7,414,038
Morgan Stanley............................           386,000        22,337,820
                                                               ---------------
                                                                    77,848,057
                                                               ---------------
Insurance (6.4%)
Ace Ltd...................................           376,700        15,602,914
Allstate Corp.............................           386,300        16,618,626
American International Group, Inc.........           422,300        27,990,044
Hartford Financial Services Group, Inc....           252,300        14,893,269
Travelers Property Casualty Corp.,
   Class A................................         1,185,895        19,899,318
                                                               ---------------
                                                                    95,004,171
                                                               ---------------
   Total Financials.......................                         250,475,966
                                                               ---------------
Health Care (3.9%)
Health Care Equipment & Services (0.9%)
Baxter International, Inc.................           434,000        13,245,680
                                                               ---------------
Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co...................           502,400        14,368,640
Merck & Co., Inc..........................           288,100        13,310,220
Schering-Plough Corp......................         1,036,400        18,022,996
                                                               ---------------
                                                                    45,701,856
                                                               ---------------
   Total Health Care......................                          58,947,536
                                                               ---------------
Industrials (7.0%)
Aerospace & Defense (4.4%)
Boeing Co.................................           366,900        15,461,166
Honeywell International, Inc..............           570,000        19,055,100
Raytheon Co...............................         1,026,800        30,845,072
                                                               ---------------
                                                                    65,361,338
                                                               ---------------
Machinery (2.6%)
Caterpillar, Inc..........................           120,900        10,037,118
Deere & Co................................           448,200        29,155,410
                                                               ---------------
                                                                    39,192,528
                                                               ---------------
   Total Industrials......................                         104,553,866
                                                               ---------------
Information Technology (19.0%)
Application Software (0.8%)
Borland Software Corp.*/\.................         1,196,700        11,643,891
                                                               ---------------
Computer Hardware (3.1%)
Hewlett-Packard Co........................         1,125,357        25,849,450
International Business Machines Corp......           217,960        20,200,533
                                                               ---------------
                                                                    46,049,983
                                                               ---------------
Electronic Equipment & Instruments (3.1%)
Agilent Technologies, Inc.*...............           518,400        15,158,016
Koninklijke (Royal) Philips
   Electronics N.V. (N.Y. shares)/\.......           476,800        13,870,112
Thomas & Betts Corp.......................           751,500        17,201,835
                                                               ---------------
                                                                    46,229,963
                                                               ---------------
IT Consulting & Services (2.7%)
Unisys Corp.*.............................         2,677,600        39,762,360
                                                               ---------------
Networking Equipment (2.3%)
3Com Corp.*...............................         4,290,900        35,056,653
                                                               ---------------

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Semiconductors (3.4%)
Advanced Micro Devices, Inc.*/\...........           799,200   $    11,908,080
LSI Logic Corp.*..........................         3,001,200        26,620,644
Micron Technology, Inc.*..................           746,200        10,051,314
National Semiconductor Corp.*.............            61,900         2,439,479
                                                               ---------------
                                                                    51,019,517
                                                               ---------------
Systems Software (0.8%)
Computer Associates International, Inc....           435,900        11,917,506
                                                               ---------------
Telecommunications Equipment (2.8%)
Lucent Technologies, Inc.*/\..............         5,021,930        14,262,281
Motorola, Inc./\..........................         1,517,220        21,347,285
Nokia OYJ (ADR)...........................           418,200         7,109,400
                                                               ---------------
                                                                    42,718,966
                                                               ---------------
   Total Information Technology...........                         284,398,839
                                                               ---------------
Materials (5.3%)
Chemicals (1.8%)
DuPont (E.I.) de Nemours & Co.............           588,200        26,992,498
                                                               ---------------
Metals & Mining (2.7%)
Alcoa, Inc................................           329,300        12,513,400
Arch Coal, Inc./\.........................           355,500        11,080,935
Massey Energy Co..........................           319,800         6,651,840
Phelps Dodge Corp.*.......................           125,500         9,549,295
                                                               ---------------
                                                                    39,795,470
                                                               ---------------
Paper & Forest Products (0.8%)
Sappi Ltd. (ADR)..........................           887,200        12,128,024
                                                               ---------------
   Total Materials........................                          78,915,992
                                                               ---------------
Telecommunication Services (2.1%)
Diversified Telecommunication
   Services (2.1%)
SBC Communications, Inc...................           625,100        16,296,357
Verizon Communications, Inc...............           424,600        14,894,968
                                                               ---------------
   Total Telecommunication Services.......                          31,191,325
                                                               ---------------
Total Common Stocks (92.8%)
   (Cost $1,187,797,131)..................                       1,385,495,469
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (5.6%)
Deutsche Bank N.Y.,
   1.100%, 2/22/05 (l)....................   $     5,004,382   $     5,004,382
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         4,000,000         4,000,000
   1.18%, 12/8/04 (l).....................         1,000,000         1,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        64,695,486        64,695,486
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         1,000,000         1,000,000
Natexis Banques Populaires N.Y.,
   1.15%, 12/20/04 (l)....................         4,996,483         4,996,483
New York Life Insurance,
   1.28%, 3/31/04 (l).....................         4,000,000         4,000,000
                                                               ---------------
                                                                    84,696,351
                                                               ---------------
Time Deposit (7.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................       104,111,357       104,111,357
                                                               ---------------
Total Short-Term Debt
   Securities (12.6%)
   (Amortized Cost $188,807,708)..........                         188,807,708
                                                               ---------------
Total Investments (105.4%)
   (Cost/Amortized Cost $1,376,604,839)...                       1,574,303,177
Other Assets Less Liabilities (-5.4%).....                         (80,852,273)
                                                               ---------------
Net Assets (100%).........................                     $ 1,493,450,904
                                                               ===============

----------
*    Non-income producing.
/\   All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities...............   $   749,718,519
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities...............       305,235,543

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation......................  $    195,786,505
Aggregate gross unrealized depreciation......................       (16,015,427)
                                                               ----------------
Net unrealized appreciation..................................  $    179,771,078
                                                               ================
Federal income tax cost of investments.......................  $  1,394,532,099
                                                               ================

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003, the Portfolio had loaned securities with a total value of $82,781,128. This was secured by collateral of $84,696,351 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $79,310 as brokerage commissions with Bernstein (Sanford C.) & Co. and $214,443 with Merrill Lynch & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $8,514,993 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $8,470,135 during 2003.

                       See Notes to Financial Statements.
                                       108

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Australia & New Zealand (4.1%)
Australia (4.1%)
Australia & New Zealand Banking
   Group Ltd..............................           765,792   $    10,201,097
Santos Ltd................................         3,458,806        17,903,451
                                                               ---------------
   Total Australia & New Zealand..........                          28,104,548
                                                               ---------------
Japan (13.7%)
Asahi Breweries Ltd.......................         1,585,500        14,453,985
Honda Motor Co., Ltd......................           328,400        14,586,022
Mitsui Sumitomo Insurance Co., Ltd........         1,261,000        10,354,390
Nippon Telegraph & Telephone Corp.........               668         3,222,506
Promise Co., Ltd..........................           219,250         9,553,957
Sanyo Shinpan Finance Co., Ltd............            47,600         1,576,747
Showa Shell Sekiyu K.K....................           957,600         7,782,678
Takeda Chemical Industries Ltd............           247,900         9,830,876
Toyota Motor Corp.........................           394,100        13,311,953
Yamanouchi Pharmaceutical Co., Ltd........           260,800         8,103,611
                                                               ---------------
                                                                    92,776,725
                                                               ---------------
Other European Countries (57.1%)
France (17.0%)
Accor S.A.................................           326,418        14,781,037
BNP Paribas S.A...........................           358,442        22,569,910
Credit Agricole S.A.......................           429,563        10,256,846
Lafarge S.A...............................           124,571        11,093,230
Peugeot S.A...............................           227,174        11,576,475
Societe BIC S.A...........................           140,184         6,478,736
Suez S.A..................................           346,655         6,965,457
Total S.A.................................           127,747        23,751,145
Vinci S.A.................................            87,053         7,208,665
                                                               ---------------
                                                                   114,681,501
                                                               ---------------
Germany (11.2%)
Adidas-Salomon AG.........................           110,403        12,616,690
Bayer AG..................................           357,517        10,552,343
Deutsche Lufthansa AG (Registered)........           549,355         9,181,324
E.On AG...................................           252,626        16,547,513
Henkel KGaA (Non-Voting)..................           139,004        10,870,646
Linde AG..................................           176,216         9,490,948
Volkswagen AG.............................           122,344         6,844,042
                                                               ---------------
                                                                    76,103,506
                                                               ---------------
Ireland (2.1%)
Allied Irish Banks plc....................           865,218        13,860,076
                                                               ---------------
Italy (7.8%)
Banca Intesa S.p.A........................         5,084,787        19,882,492
ENI S.p.A.................................           900,103        16,984,789
Telecom Italia S.p.A.*....................         5,445,492        16,141,406
                                                               ---------------
                                                                    53,008,687
                                                               ---------------
Luxembourg (1.2%)
Arcelor...................................           475,546         8,289,664
                                                               ---------------
Netherlands (9.2%)
Akzo Nobel N.V............................           225,436         8,701,238
ING Groep N.V. (CVA)......................           655,226        15,281,444
Koninklijke Ahold N.V.*...................           902,130         6,872,938
Koninklijke (Royal) Philips Electronics
   N.V....................................           471,206        13,759,358
Vedior N.V. (CVA).........................           538,065         8,415,749
Wolters Kluwer N.V., Class C (CVA)........           605,653         9,472,877
                                                               ---------------
                                                                    62,503,604
                                                               ---------------
Spain (1.0%)
Altadis S.A...............................           237,168   $     6,730,928
                                                               ---------------
Switzerland (7.6%)
Credit Suisse Group.......................           554,026        20,270,610
Holcim Ltd. (Registered)..................           256,683        11,954,672
Novartis AG (Registered)..................           220,617        10,016,288
Swiss Life Holdings*......................            50,019         9,180,767
                                                               ---------------
                                                                    51,422,337
                                                               ---------------
   Total Other European Countries                                  386,600,303
                                                               ---------------
Southeast Asia (0.6%)
Singapore (0.6%)
Singapore Post Ltd........................         9,707,000         3,972,422
                                                               ---------------
United Kingdom (21.8%)
Aviva plc.................................         1,211,111        10,629,011
BAA plc...................................         1,188,431        10,557,614
Barclays Bank plc.........................         2,008,368        17,913,560
GlaxoSmithKline plc.......................           644,839        14,775,853
Kesa Electricals plc......................         2,580,038        11,881,541
Royal Bank of Scotland Group plc..........           629,031        18,535,025
Sainsbury J. plc..........................         1,685,658         9,437,524
Shell Transport & Trading Co. plc.........         2,385,286        17,742,008
Smiths Group plc..........................           845,197        10,001,168
Unilever plc..............................         1,351,630        12,600,228
Vodafone Group plc........................         5,474,253        13,572,690
                                                               ---------------
                                                                   147,646,222
                                                               ---------------
Total Common Stocks (97.3%)
   (Cost $610,877,275)....................                         659,100,220
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized Cost $3,284)..   $         3,284             3,284
                                                               ---------------
Total Investments (97.3%)
   (Cost/Amortized Cost $610,875,559).....                         659,103,504
Other Assets Less Liabilities (2.7%)......                          18,305,753
                                                               ---------------
Net Assets (100%).........................                     $   677,409,257
                                                               ===============

------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity
   Investments
Consumer Discretionary....................                                14.4%
Consumer Staples..........................                                 9.3
Energy....................................                                12.8
Financials
   Banks..................................              18.7
   Diversified Financials.................               5.5
   Insurance..............................               4.6
                                             ---------------
Total Financials..........................                                28.8
Health Care...............................                                 6.5
Industrials...............................                                 9.9
Information Technology....................                                 2.6
Materials.................................                                 7.7
Telecommunication Services................                                 4.5
Utilities.................................                                 3.5
                                                               ---------------
                                                                         100.0%
                                                               ===============

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

*    Non-income producing.

     Glossary:
     CVA -- Dutch Certificate

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    942,656,258
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        877,626,248

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     43,972,140
Aggregate gross unrealized depreciation.....................           (446,040)
                                                               ----------------
Net unrealized appreciation.................................   $     43,526,100
                                                               ================
Federal income tax cost of investments......................   $    615,577,404
                                                               ================

The Portfolio has a net capital loss carryforward of $134,595,497, of which $4,407,012 expires in the year 2008, $67,424,372 expires in the year 2009, and $62,764,113 expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $8,683,899 during 2003.

Included in the capital loss carryforward amounts above are $42,956,563 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations as discussed in Note 9. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.
                                       110

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (22.4%)
Apparel Retail (1.3%)
Coach, Inc.*..............................            35,000   $     1,321,250
HOT Topic, Inc.*..........................            23,200           683,472
Pacific Sunwear of California, Inc.*......            35,600           751,872
Ross Stores, Inc..........................           386,800        10,223,124
                                                               ---------------
                                                                    12,979,718
                                                               ---------------
Automobiles (1.0%)
Bayerische Motoren Werke (BMW) AG.........           213,500         9,950,586
                                                               ---------------
Computer & Electronics Retail (0.4%)
Alliance Data Systems Corp.*..............            28,300           783,344
Best Buy Co., Inc.........................            64,900         3,390,376
                                                               ---------------
                                                                     4,173,720
                                                               ---------------
Department Stores (0.6%)
Kohl's Corp.*.............................           131,170         5,894,780
                                                               ---------------
General Merchandise Stores (1.0%)
Target Corp...............................           241,800         9,285,120
                                                               ---------------
Home Improvement Retail (0.4%)
Home Depot, Inc...........................            97,200         3,449,628
                                                               ---------------
Hotels (2.1%)
Carnival Corp.............................           125,500         4,986,115
Four Seasons Hotels, Inc./\...............            30,100         1,539,615
Hilton Hotels Corp........................           147,500         2,526,675
Orbitz, Inc.*.............................             4,000            92,800
Royal Caribbean Cruises Ltd./\............            77,800         2,706,662
Starwood Hotels & Resorts Worldwide, Inc..           231,070         8,311,588
                                                               ---------------
                                                                    20,163,455
                                                               ---------------
Household Durables (0.2%)
Toll Brothers, Inc.*/\....................            45,300         1,801,128
                                                               ---------------
Internet Retail (1.5%)
eBay, Inc.*...............................           143,700         9,281,583
InterActiveCorp*/\........................           148,586         5,041,523
                                                               ---------------
                                                                    14,323,106
                                                               ---------------
Media (9.6%)
Clear Channel Communications, Inc.........           227,180        10,638,840
Comcast Corp., Class A*...................           448,200        14,732,334
E.W. Scripps Co., Class A.................            38,710         3,644,159
EchoStar Communications Corp., Class A*...           460,600        15,660,400
Entercom Communications Corp.*............           178,600         9,458,656
Lamar Advertising Co.*/\..................            34,500         1,287,540
Lin TV Corp., Class A*....................            63,000         1,626,030
Meredith Corp.............................            86,400         4,217,184
Time Warner, Inc.*........................           382,100         6,873,979
Viacom, Inc., Class B.....................           153,440         6,809,667
Walt Disney Co............................           305,600         7,129,648
Westwood One, Inc.*.......................           297,960        10,193,212
                                                               ---------------
                                                                    92,271,649
                                                               ---------------
Restaurants (1.2%)
Cheesecake Factory, Inc.*.................            66,600         2,932,398
Darden Restaurants, Inc...................            87,200         1,834,688
Outback Steakhouse, Inc...................           159,540         7,053,263
                                                               ---------------
                                                                    11,820,349
                                                               ---------------
Specialty Stores (2.5%)
Office Depot, Inc.*.......................           116,300         1,943,373
Petsmart, Inc.............................           143,200         3,408,160
Staples, Inc.*............................           249,900         6,822,270
Talbots, Inc./\...........................            63,700         1,960,686
Tiffany & Co..............................            95,680   $     4,324,736
Williams-Sonoma, Inc.*....................           164,000         5,702,280
                                                               ---------------
                                                                    24,161,505
                                                               ---------------
Textiles & Apparel (0.6%)
Reebok International Ltd..................           134,100         5,272,812
                                                               ---------------
   Total Consumer Discretionary...........                         215,547,556
                                                               ---------------
Consumer Staples (3.2%)
Drug Retail (1.8%)
CVS Corp..................................           183,600         6,631,632
Rite Aid Corp.*/\.........................           531,300         3,209,052
Walgreen Co...............................           204,780         7,449,896
                                                               ---------------
                                                                    17,290,580
                                                               ---------------
Food Distributors (0.7%)
Hershey Foods Corp........................            26,900         2,071,031
SYSCO Corp................................           128,200         4,772,886
                                                               ---------------
                                                                     6,843,917
                                                               ---------------
Personal Products (0.7%)
Avon Products, Inc........................           106,100         7,160,689
                                                               ---------------
   Total Consumer Staples.................                          31,295,186
                                                               ---------------
Energy (1.6%)
Oil & Gas Drilling (0.6%)
GlobalSantaFe Corp........................            81,800         2,031,094
Nabors Industries Ltd.*...................            49,700         2,062,550
Rowan Cos., Inc.*.........................            57,600         1,334,592
                                                               ---------------
                                                                     5,428,236
                                                               ---------------
Oil & Gas Equipment & Services (1.0%)
BJ Services Co.*..........................           160,640         5,766,976
Cooper Cameron Corp.*.....................            42,430         1,977,238
Smith International, Inc.*................            60,300         2,503,656
                                                               ---------------
                                                                    10,247,870
                                                               ---------------
   Total Energy...........................                          15,676,106
                                                               ---------------
Financials (6.6%)
Banks (0.4%)
Investors Financial Services Corp./\......           108,700         4,175,167
                                                               ---------------
Diversified Financials (5.5%)
Affiliated Managers Group, Inc.*/\........            19,600         1,363,964
Ameritrade Holding Corp.*/\...............           211,200         2,971,584
Citigroup, Inc............................           213,394        10,358,144
Franklin Resources, Inc...................           225,300        11,729,118
Goldman Sachs Group, Inc..................            89,330         8,819,551
Legg Mason, Inc...........................            49,000         3,781,820
Merrill Lynch & Co., Inc..................           173,392        10,169,441
SLM Corp..................................           109,300         4,118,424
                                                               ---------------
                                                                    53,312,046
                                                               ---------------
Insurance (0.7%)
Marsh & McLennan Cos., Inc................           132,700         6,355,003
                                                               ---------------
   Total Financials.......................                          63,842,216
                                                               ---------------
Health Care (18.7%)
Biotechnology (4.6%)
Amgen, Inc.*..............................           111,150         6,869,070
Biogen Idec, Inc.*........................            69,700         2,563,566
Celgene Corp.*/\..........................            21,100           949,922
Genentech, Inc.*..........................            28,200         2,638,674
Genzyme Corp. - General Division*.........           152,858         7,542,014
Gilead Sciences, Inc.*....................           235,900        13,715,226
ICOS Corp.*/\.............................            22,000           908,160
Invitrogen Corp.*/\.......................            87,500         6,125,000
Millennium Pharmaceuticals, Inc.*.........            93,900         1,753,113

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*/\...........            18,000   $       981,720
                                                               ---------------
                                                                    44,046,465
                                                               ---------------
Health Care Equipment & Services (9.5%)
Aetna, Inc................................            51,500         3,480,370
Alcon, Inc................................            85,300         5,164,062
AmerisourceBergen Corp....................           128,600         7,220,890
Apogent Technologies, Inc.*/\.............            74,400         1,714,176
Applied Biosystems Group..................           171,700         3,555,907
Bard (C.R.), Inc..........................           100,600         8,173,750
Baxter International, Inc.................           159,000         4,852,680
Cardinal Health, Inc......................            99,600         6,091,536
Caremark Rx, Inc.*/\......................           280,300         7,099,999
Cytyc Corp.*/\............................           488,530         6,722,173
Dentsply International, Inc...............            92,000         4,155,640
Fisher Scientific International, Inc.*....           180,800         7,479,696
Guidant Corp..............................           118,200         7,115,640
Medtronic, Inc............................           189,900         9,231,039
Millipore Corp.*..........................           137,000         5,897,850
Tenet Healthcare Corp.*...................           164,000         2,632,200
Thoratec Corp.*/\.........................            72,600           944,526
                                                               ---------------
                                                                    91,532,134
                                                               ---------------
Pharmaceuticals (4.6%)
AstraZeneca plc...........................           261,200        12,531,391
Johnson & Johnson.........................           135,000         6,974,100
KV Pharmaceutical Co.*/\..................            54,600         1,392,300
Medicis Pharmaceutical Corp., Class A.....           100,000         7,130,000
Novartis AG (Registered)..................           139,100         6,315,314
Teva Pharmaceutical Industries Ltd.
   (ADR)..................................           132,040         7,487,988
Watson Pharmaceuticals, Inc.*.............            53,900         2,479,400
                                                               ---------------
                                                                    44,310,493
                                                               ---------------
   Total Health Care......................                         179,889,092
                                                               ---------------
Industrials (11.5%)
Aerospace & Defense (0.1%)
Empresa Brasileira de Aeronautica S.A.
   (ADR)/\................................            26,200           917,786
                                                               ---------------
Air Freight & Couriers (0.7%)
FedEx Corp................................            96,800         6,534,000
                                                               ---------------
Airlines (1.3%)
JetBlue Airways Corp.*/\..................           183,550         4,867,746
Southwest Airlines Co.....................           493,200         7,960,248
                                                               ---------------
                                                                    12,827,994
                                                               ---------------
Building Products (0.3%)
American Standard Cos., Inc.*.............            27,900         2,809,530
                                                               ---------------
Commercial Services & Supplies (6.0%)
Apollo Group, Inc., Class A*..............            40,000         2,720,000
ARAMARK Corp., Class B....................           325,440         8,923,565
Career Education Corp.*...................           217,200         8,703,204
Cendant Corp.*............................           415,470         9,252,517
Corinthian Colleges, Inc.*................            76,300         4,239,228
Corporate Executive Board Co.*/\..........            63,800         2,977,546
DST Systems, Inc.*/\......................           200,000         8,352,000
Expeditors International of
   Washington, Inc........................            69,200         2,606,072
Manpower, Inc.............................            74,450         3,505,106
Monster Worldwide, Inc.*/\................           161,700         3,550,932
Paychex, Inc..............................            51,900         1,930,680
Robert Half International, Inc.*..........            60,600         1,414,404
                                                               ---------------
                                                                    58,175,254
                                                               ---------------
Electrical Equipment (0.4%)
Rockwell Automation, Inc..................            98,800         3,517,280
                                                               ---------------
Industrial Conglomerates (1.7%)
Tyco International Ltd....................           621,700   $    16,475,050
                                                               ---------------
Machinery (0.6%)
Illinois Tool Works, Inc..................            73,300         6,150,603
                                                               ---------------
Trading Companies & Distributors (0.2%)
Grainger (W.W.), Inc......................            30,100         1,426,439
                                                               ---------------
Trucking (0.2%)
Swift Transportation Co., Inc.*...........            92,850         1,951,707
                                                               ---------------
   Total Industrials......................                         110,785,643
                                                               ---------------
Information Technology (30.3%)
Application Software (2.1%)
BEA Systems, Inc.*/\......................           210,100         2,584,230
Mercury Interactive Corp.*................            77,500         3,769,600
Micros Systems, Inc.*.....................            15,600           676,416
SAP AG (ADR)..............................            83,300         3,461,948
Symantec Corp.*...........................           279,900         9,698,535
                                                               ---------------
                                                                    20,190,729
                                                               ---------------
Computer Hardware (2.7%)
Apple Computer, Inc.*.....................           168,000         3,590,160
Dell, Inc.*...............................           417,810        14,188,828
Hewlett-Packard Co........................           263,300         6,048,001
International Business Machines Corp......            24,700         2,289,196
                                                               ---------------
                                                                    26,116,185
                                                               ---------------
Computer Storage & Peripherals (0.5%)
Seagate Technology*.......................           257,800         4,872,420
                                                               ---------------
Electronic Equipment & Instruments (2.8%)
Agere Systems, Inc., Class B*.............         2,854,000         8,276,600
Amphenol Corp., Class A*..................            28,200         1,802,826
Flextronics International Ltd.*...........           382,600         5,677,784
Ingram Micro, Inc., Class A*..............           200,500         3,187,950
Thermo Electron Corp.*....................           153,200         3,860,640
Vishay Intertechnology, Inc.*/\...........           131,400         3,009,060
Waters Corp.*.............................            49,800         1,651,368
                                                               ---------------
                                                                    27,466,228
                                                               ---------------
Internet Software & Services (0.8%)
Akamai Technologies, Inc.*/\..............           253,200         2,721,900
F5 Networks, Inc.*........................            10,710           268,821
Getty Images, Inc.*.......................            93,300         4,677,129
                                                               ---------------
                                                                     7,667,850
                                                               ---------------
IT Consulting & Services (1.6%)
Affiliated Computer Services, Inc.,
   Class A*...............................           164,960         8,983,722
Fiserv, Inc.*.............................           116,855         4,616,941
Sungard Data Systems, Inc.*...............            49,920         1,383,283
                                                               ---------------
                                                                    14,983,946
                                                               ---------------
Networking Equipment (2.9%)
Cisco Systems, Inc.*......................           804,066        19,530,763
Juniper Networks, Inc.*...................           143,800         2,686,184
NetScreen Technologies, Inc.*/\...........           235,400         5,826,150
                                                               ---------------
                                                                    28,043,097
                                                               ---------------
Office Electronics (0.1%)
Zebra Technologies Corp., Class A*........            12,400           822,988
                                                               ---------------
Semiconductor Equipment (2.1%)
Cymer, Inc.*/\............................            62,900         2,905,351
Marvell Technology Group Ltd.*............           181,500         6,884,295
Microchip Technology, Inc.................            48,100         1,604,616
Novellus Systems, Inc.*...................           152,544         6,414,475
NVIDIA Corp.*/\...........................           112,500         2,615,625
                                                               ---------------
                                                                    20,424,362
                                                               ---------------
Semiconductors (5.6%)
Analog Devices, Inc.*.....................           301,240        13,751,606

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Intel Corp................................           219,300   $     7,061,460
Linear Technology Corp....................            65,510         2,756,006
PMC-Sierra, Inc.*.........................           168,500         3,395,275
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ADR)*.......................           555,100         5,684,224
Texas Instruments, Inc....................           308,900         9,075,482
Xilinx, Inc.*.............................           309,500        11,990,030
                                                               ---------------
                                                                    53,714,083
                                                               ---------------
Systems Software (4.6%)
Ascential Software Corp.*/\...............            29,500           764,935
Cognos, Inc.*.............................           120,600         3,692,772
Microsoft Corp............................           736,900        20,294,226
Network Associates, Inc.*.................           187,570         2,821,053
Oracle Corp.*.............................           470,605         6,211,986
VERITAS Software Corp.*...................           274,610        10,204,507
                                                               ---------------
                                                                    43,989,479
                                                               ---------------
Telecommunications Equipment (4.5%)
Adtran, Inc...............................           206,600         6,404,600
Amdocs Ltd.*/\............................           561,500        12,622,520
American Tower Corp., Class A*/\..........           463,950         5,019,939
CIENA Corp.*..............................           211,200         1,402,368
Corning, Inc.*............................           296,700         3,094,581
Nokia OYJ (ADR)...........................           459,500         7,811,500
Nortel Networks Corp.*....................         1,354,300         5,728,689
Scientific-Atlanta, Inc...................            48,400         1,321,320
                                                               ---------------
                                                                    43,405,517
                                                               ---------------
   Total Information Technology...........                         291,696,884
                                                               ---------------
Materials (0.7%)
Chemicals (0.7%)
Lyondell Chemical Co./\...................            40,270           682,577
Praxair, Inc..............................           153,540         5,865,228
                                                               ---------------
   Total Materials........................                           6,547,805
                                                               ---------------
Telecommunication Services (3.7%)
Diversified Telecommunication
   Services (1.8%)
Andrew Corp.*/\...........................            72,200           831,022
Citadel Broadcasting Corp.*/\.............           136,900         3,062,453
NTL, Inc.*/\..............................           193,553        13,500,322
                                                               ---------------
                                                                    17,393,797
                                                               ---------------
Wireless Telecommunication
   Services (1.9%)
America Movil S.A. de C.V. (ADR)..........           101,100   $     2,764,074
Crown Castle International Corp.*/\.......           337,500         3,722,625
Nextel Communications, Inc., Class A*.....           194,200         5,449,252
Spectrasite, Inc.*/\......................            47,650         1,655,837
Vodafone Group plc (ADR)/\................           188,918         4,730,507
                                                               ---------------
                                                                    18,322,295
                                                               ---------------
   Total Telecommunication Services.......                          35,716,092
                                                               ---------------
Total Common Stocks (98.7%)
   (Cost $814,866,652)....................                         950,996,580
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (8.8%)
Blue Heron Funding VII Ltd.,
   1.07%, 5/28/04 (l).....................   $    10,000,000        10,000,000
Deutsche Bank N.Y.,
   1.10%, 2/22/05 (l).....................         1,501,272         1,501,272
Goldman Sachs Group LP,
   1.14%, 1/26/04 (l).....................         5,000,000         5,000,000
   1.16%, 4/5/04 (l)......................         1,500,000         1,500,000
   1.18%, 12/8/04 (l).....................         1,000,000         1,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        53,751,274        53,751,274
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................        10,000,000        10,000,000
New York Life Insurance,
   1.28%, 3/31/04 (l).....................         2,000,000         2,000,000
                                                               ---------------
                                                                    84,752,546
                                                               ---------------
Time Deposit (1.2%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        11,749,979        11,749,979
                                                               ---------------
Total Short-Term Debt Securities (10.0%)
   (Amortized Cost $96,502,525)...........                          96,502,525
                                                               ---------------
Total Investments (108.7%)
   (Cost/Amortized Cost $911,369,177).....                       1,047,499,105
Other Assets Less Liabilities (-8.7%).....                         (83,583,596)
                                                               ---------------
Net Assets (100%).........................                     $   963,915,509
                                                               ===============
----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    878,820,899
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        912,259,442

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    125,108,543
Aggregate gross unrealized depreciation.....................         (9,556,779)
                                                               ----------------
Net unrealized appreciation.................................   $    115,551,764
                                                               ================
Federal income tax cost of investments......................   $    931,947,341
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $83,456,140. This was secured by collateral of $84,752,546 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,080,919,031, of which $599,155,945 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

                       See Notes to Financial Statements.
                                       114

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares          (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.7%)
Apparel Retail (0.8%)
TJX Cos., Inc.............................           109,400   $     2,412,270
                                                               ---------------
Auto Components (0.3%)
Magna International, Inc., Class A........            10,200           816,510
                                                               ---------------
Automobiles (1.2%)
Bayerische Motoren Werke (BMW) AG.........            43,800         2,041,385
Harley-Davidson, Inc......................            11,900           565,607
Porsche AG (Non-Voting)...................             2,007         1,187,289
                                                               ---------------
                                                                     3,794,281
                                                               ---------------
Department Stores (1.1%)
Kohl's Corp.*.............................            40,100         1,802,094
May Department Stores Co..................            55,300         1,607,571
                                                               ---------------
                                                                     3,409,665
                                                               ---------------
General Merchandise Stores (2.2%)
Target Corp...............................            81,330         3,123,072
Wal-Mart Stores, Inc......................            72,636         3,853,340
                                                               ---------------
                                                                     6,976,412
                                                               ---------------
Home Improvement Retail (1.2%)
Home Depot, Inc...........................           108,890         3,864,506
                                                               ---------------
Hotels (0.2%)
Starwood Hotels & Resorts Worldwide, Inc..            15,700           564,729
                                                               ---------------
Household Durables (0.6%)
Newell Rubbermaid, Inc....................            87,300         1,987,821
                                                               ---------------
Internet Retail (0.2%)
InterActiveCorp*/\........................            13,500           458,055
                                                               ---------------
Media (7.6%)
Clear Channel Communications, Inc.........            79,240         3,710,809
Comcast Corp., Class A*/\.................           104,031         3,419,499
EchoStar Communications Corp., Class A*...            25,760           875,840
Gannett Co., Inc..........................            15,930         1,420,319
New York Times Co., Class A...............            79,010         3,775,888
Time Warner, Inc.*........................           214,727         3,862,938
Viacom, Inc., Class B.....................           132,602         5,884,877
Walt Disney Co............................            37,100           865,543
                                                               ---------------
                                                                    23,815,713
                                                               ---------------
Restaurants (0.3%)
McDonald's Corp...........................            40,450         1,004,374
                                                               ---------------
   Total Consumer Discretionary...........                          49,104,336
                                                               ---------------
Consumer Staples (7.9%)
Beverages (1.8%)
Anheuser-Busch Cos., Inc..................            28,120         1,481,361
PepsiCo, Inc..............................            90,303         4,209,926
                                                               ---------------
                                                                     5,691,287
                                                               ---------------
Drug Retail (0.6%)
CVS Corp..................................            47,400         1,712,088
                                                               ---------------
Food Products (2.1%)
Altria Group, Inc.........................           108,550         5,907,291
Archer-Daniels-Midland Co.................            40,200           611,844
                                                               ---------------
                                                                     6,519,135
                                                               ---------------
Food Retail (0.2%)
Safeway, Inc.*............................            28,600           626,626
                                                               ---------------
Household Products (3.2%)
Colgate-Palmolive Co......................            22,600         1,131,130
Kimberly-Clark Corp.......................            25,940         1,532,795
Procter & Gamble Co.......................            52,229         5,216,632
Reckitt Benckiser plc.....................            90,450   $     2,046,666
                                                               ---------------
                                                                     9,927,223
                                                               ---------------
   Total Consumer Staples.................                          24,476,359
                                                               ---------------
Energy (6.5%)
Integrated Oil & Gas (3.8%)
BP plc (ADR)..............................            12,904           636,813
EnCana Corp...............................            23,150           913,639
EnCana Corp. (Toronto Exchange)...........            11,400           449,616
Exxon Mobil Corp..........................           201,426         8,258,466
Total S.A. (ADR)..........................            17,200         1,591,172
                                                               ---------------
                                                                    11,849,706
                                                               ---------------
Oil & Gas Drilling (0.5%)
Noble Corp.*..............................            21,300           762,114
Transocean, Inc.*.........................            37,200           893,172
                                                               ---------------
                                                                     1,655,286
                                                               ---------------
Oil & Gas Equipment & Services (1.4%)
Halliburton Co............................            76,800         1,996,800
Schlumberger Ltd..........................            42,810         2,342,563
                                                               ---------------
                                                                     4,339,363
                                                               ---------------
Oil & Gas Exploration & Production (0.8%)
Unocal Corp...............................            69,900         2,574,417
                                                               ---------------
   Total Energy...........................                          20,418,772
                                                               ---------------
Financials (19.7%)
Banks (7.2%)
Bank of America Corp......................            63,120         5,076,742
Bank of New York Co., Inc.................            24,700           818,064
Bank One Corp.............................            47,200         2,151,848
Golden West Financial Corp................            14,400         1,485,936
Mellon Financial Corp.....................            33,290         1,068,942
SunTrust Banks, Inc.......................            19,700         1,408,550
U.S. Bancorp..............................            97,500         2,903,550
Wells Fargo & Co..........................           127,668         7,518,368
                                                               ---------------
                                                                    22,432,000
                                                               ---------------
Diversified Financials (9.3%)
American Express Co.......................            55,100         2,657,473
Citigroup, Inc............................           220,033        10,680,402
Fannie Mae................................            88,320         6,629,299
Goldman Sachs Group, Inc..................            10,340         1,020,868
Lehman Brothers Holdings, Inc.............            15,900         1,227,798
MBNA Corp.................................            49,400         1,227,590
Merrill Lynch & Co., Inc..................            78,600         4,609,890
State Street Corp.........................            20,000         1,041,600
                                                               ---------------
                                                                    29,094,920
                                                               ---------------
Insurance (3.2%)
American International Group, Inc.........            52,230         3,461,804
Chubb Corp................................            24,200         1,648,020
Hartford Financial Services Group, Inc....            19,200         1,133,376
Marsh & McLennan Cos., Inc................            23,000         1,101,470
Metlife, Inc..............................            32,830         1,105,386
XL Capital Ltd., Class A..................            20,150         1,562,633
                                                               ---------------
                                                                    10,012,689
                                                               ---------------
   Total Financials.......................                          61,539,609
                                                               ---------------
Health Care (14.8%)
Biotechnology (0.9%)
Genzyme Corp. - General Division*.........            29,600         1,460,464
Gilead Sciences, Inc.*....................            24,900         1,447,686
                                                               ---------------
                                                                     2,908,150
                                                               ---------------
Health Care Equipment & Services (4.4%)
AmerisourceBergen Corp....................            55,500         3,116,325
Applied Biosystems Group..................             9,300           192,603
Bard (C.R.), Inc/\........................             9,400           763,750
Baxter International, Inc.................            68,200         2,081,464

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Cardinal Health, Inc......................            15,500   $       947,980
Guidant Corp..............................            56,300         3,389,260
HCA, Inc./\...............................            11,200           481,152
Tenet Healthcare Corp.*...................           174,600         2,802,330
                                                               ---------------
                                                                    13,774,864
                                                               ---------------
Pharmaceuticals (9.5%)
Abbott Laboratories.......................            56,380         2,627,308
AstraZeneca plc...........................            42,000         2,015,002
Johnson & Johnson.........................           147,728         7,631,628
Novartis AG (Registered)..................            88,700         4,027,091
Pfizer, Inc...............................           104,299         3,684,884
Roche Holding AG..........................            23,500         2,370,426
Schering-Plough Corp......................           162,700         2,829,353
Wyeth.....................................           104,200         4,423,290
                                                               ---------------
                                                                    29,608,982
                                                               ---------------
   Total Health Care......................                          46,291,996
                                                               ---------------
Industrials (10.7%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp......................            35,800         1,840,120
United Technologies Corp..................             4,200           398,034
                                                               ---------------
                                                                     2,238,154
                                                               ---------------
Air Freight & Couriers (1.3%)
FedEx Corp................................            32,310         2,180,925
United Parcel Service, Inc., Class B......            25,230         1,880,896
                                                               ---------------
                                                                     4,061,821
                                                               ---------------
Airlines (0.2%)
Southwest Airlines Co.....................            38,600           623,004
                                                               ---------------
Building Products (0.3%)
American Standard Cos., Inc.*.............             8,900           896,230
                                                               ---------------
Commercial Services & Supplies (0.3%)
ARAMARK Corp., Class B....................            40,300         1,105,026
                                                               ---------------
Electrical Equipment (0.8%)
Emerson Electric Co.......................            24,300         1,573,425
Rockwell Automation, Inc..................            21,800           776,080
                                                               ---------------
                                                                     2,349,505
                                                               ---------------
Industrial Conglomerates (4.1%)
General Electric Co.......................           291,891         9,042,783
Tyco International Ltd....................           136,500         3,617,250
                                                               ---------------
                                                                    12,660,033
                                                               ---------------
Machinery (1.0%)
Danaher Corp..............................             8,800           807,400
Eaton Corp................................            12,000         1,295,760
Illinois Tool Works, Inc..................            14,200         1,191,522
                                                               ---------------
                                                                     3,294,682
                                                               ---------------
Railroads (1.6%)
Canadian National Railway Co..............            31,238         1,976,741
Union Pacific Corp........................            41,700         2,897,316
                                                               ---------------
                                                                     4,874,057
                                                               ---------------
Trading Companies & Distributors (0.4%)
Grainger (W.W.), Inc......................            23,400         1,108,926
                                                               ---------------
   Total Industrials......................                          33,211,438
                                                               ---------------
Information Technology (13.7%)
Computer Hardware (3.4%)
Dell, Inc.*...............................            19,800           672,408
Hewlett-Packard Co........................           131,246         3,014,721
International Business Machines Corp......            72,946         6,760,635
                                                               ---------------
                                                                    10,447,764
                                                               ---------------
IT Consulting & Services (0.5%)
Accenture Ltd., Class A*..................            52,400         1,379,168
                                                               ---------------
Networking Equipment (2.5%)
Cisco Systems, Inc.*......................           325,758         7,912,662
                                                               ---------------
Office Electronics (0.4%)
Xerox Corp.*/\............................            93,000   $     1,283,400
                                                               ---------------
Semiconductors (2.6%)
Analog Devices, Inc.*.....................            51,450         2,348,692
Intel Corp................................           131,200         4,224,640
STMicroelectronics N.V (N.Y. shares)......            26,650           719,817
Texas Instruments, Inc....................            28,668           842,266
                                                               ---------------
                                                                     8,135,415
                                                               ---------------
Systems Software (4.0%)
Microsoft Corp............................           423,436        11,661,427
VERITAS Software Corp.*...................            22,610           840,188
                                                               ---------------
                                                                    12,501,615
                                                               ---------------
Telecommunications Equipment (0.3%)
Amdocs Ltd.*..............................            19,400           436,112
Nokia OYJ (ADR)/\.........................            36,100           613,700
                                                               ---------------
                                                                     1,049,812
                                                               ---------------
   Total Information Technology...........                          42,709,836
                                                               ---------------
Materials (2.9%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.............            22,000         1,162,260
Dow Chemical Co...........................            43,800         1,820,766
Monsanto Co...............................             5,200           149,656
PPG Industries, Inc.......................            31,100         1,991,022
Praxair, Inc..............................            80,980         3,093,436
                                                               ---------------
                                                                     8,217,140
                                                               ---------------
Metals & Mining (0.3%)
BHP Billiton plc..........................            91,600           800,215
                                                               ---------------
   Total Materials........................                           9,017,355
                                                               ---------------
Telecommunication Services (2.5%)
Diversified Telecommunication Services (1 8%)
Royal KPN N.V.*...........................            72,500           559,662
SBC Communications, Inc...................            70,600         1,840,542
Verizon Communications, Inc...............            91,950         3,225,606
                                                               ---------------
                                                                     5,625,810
                                                               ---------------
Wireless Telecommunication Services (0.7%)
AT&T Wireless Services, Inc.*.............           169,600         1,355,104
Sprint Corp. (PCS Group)*/\...............           141,900           797,478
                                                               ---------------
                                                                     2,152,582
                                                               ---------------
   Total Telecommunication Services.......                           7,778,392
                                                               ---------------
Utilities (2.4%)
Electric Utilities (2.4%)
Dominion Resources, Inc...................            42,030         2,682,775
Entergy Corp..............................             6,000           342,780
Exelon Corp...............................            44,400         2,946,384
FirstEnergy Corp..........................            21,290           749,408
PPL Corp..................................            17,700           774,375
                                                               ---------------
   Total Utilities........................                           7,495,722
                                                               ---------------
Total Common Stocks (96.8%)
   (Cost $271,552,597)....................                         302,043,815
                                                               ---------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................   $     1,000,000   $     1,000,000
Morgan Stanley, 1.02%, 1/2/04.............         6,839,825         6,839,825
                                                               ---------------
                                                                     7,839,825
                                                               ---------------
Time Deposit (5.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        15,588,208        15,588,208
                                                               ---------------
Total Short-Term Debt Securities (7.5%)
   (Amortized Cost $23,428,033)...........                          23,428,033
                                                               ---------------
Total Investments (104.3%)
   (Cost/Amortized Cost $294,980,630).....                         325,471,848
Other Assets Less Liabilities (-4.3%).....                        (13,383,443)
                                                               ---------------
Net Assets (100%).........................                     $   312,088,405
                                                               ===============

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    262,999,829
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        204,670,639

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     25,659,683
Aggregate gross unrealized depreciation.....................         (2,783,643)
                                                               ----------------
Net unrealized appreciation.................................   $     22,876,040
                                                               ================
Federal income tax cost of investments......................   $    302,595,808
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $7,792,653. This was secured by collateral of $7,839,825 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $63,744,894, of which $836,647 expires in the year 2007, $146,486 expires in the year 2008, $29,385,246 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011.

                       See Notes to Financial Statements.
                                       117

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Principal           Value
                                                  Amount            (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (13.3%)
Bank of New York Co., Inc.
   0.96%, 4/28/04.........................   $    34,000,000   $    34,034,052
Barclays Bank plc
   1.03%, 3/8/04 (l)......................        65,000,000        65,000,000
LandesBank Baden-Wuerttemberg
   1.16%, 3/15/04 (l).....................        50,000,000        50,006,222
Nordea Bank of Finland plc
   1.08%, 1/5/04 (l)......................        25,000,000        25,000,000
Wells Fargo Bank NA
   1.04%, 2/20/04.........................        15,000,000        15,000,000
Westdeutsche Landesbank
   1.11%, 2/27/04.........................        30,000,000        30,000,000
                                                               ---------------
                                                                   219,040,274
                                                               ---------------
Commercial Paper (49.3%)
Abbey National plc
   1.12%, 6/21/04.........................        30,000,000        29,839,467
Banque Caisse d'Epargne
   1.11%, 3/25/04.........................        25,000,000        24,934,375
   1.12%, 3/31/04.........................        25,000,000        24,929,688
Banque Generale Du Luxembourg
   1.01%, 1/15/04.........................        25,000,000        24,989,451
Barclays U.S. Funding Corp.
   1.03%, 2/9/04..........................        10,000,000         9,988,517
   1.06%, 3/5/04..........................         6,100,000         6,088,342
BNP Paribas Finance, Inc.
   0.98%, 1/14/04.........................        30,000,000        29,988,517
Citigroup Global Markets Holdings, Inc.
   0.95%, 1/8/04..........................        25,000,000        24,994,750
   1.03%, 1/26/04.........................        20,000,000        19,985,139
Danske Corp.
   1.11%, 5/5/04..........................         6,500,000         6,474,948
   1.12%, 6/16/04.........................        15,000,000        14,922,067
Den Norske Bank ASA
   1.07%, 2/13/04.........................        12,000,000        11,984,377
   1.04%, 2/23/04.........................        12,000,000        11,981,273
Dexia (Del) LLC
   0.96%, 1/9/04..........................        12,200,000        12,197,072
Edison Asset Securization LLC
   1.05%, 1/22/04Section..................        10,000,000         9,993,583
   1.07%, 2/2/04Section...................        10,000,000         9,990,222
General Electric Capital Corp.
   1.08%, 2/17/04.........................        30,000,000        29,956,917
   1.07%, 4/8/04..........................        15,000,000        14,955,900
   1.08%, 4/9/04..........................        12,500,000        12,462,531
Greenwich Capital Commercial
   Funding Corp.
   1.02%, 1/16/04Section..................        33,000,000        32,985,013
Hamburg Landesbank London
   1.08%, 2/27/04Section..................        18,400,000        18,367,953
HBOS Treasury Services
   1.03%, 1/23/04.........................         8,200,000         8,194,588
   1.08%, 2/19/04.........................        15,000,000        14,977,542
   1.06%, 3/18/04.........................        10,000,000         9,977,114
   1.09%, 4/15/04.........................        35,000,000        34,887,706
HSBC USA, Inc.
   1.13%, 3/9/04..........................        30,000,000        29,935,400
   1.08%, 3/10/04.........................        25,000,000        24,947,771
   1.10%, 4/13/04.........................        25,000,000        24,920,604
ING America Insurance Holdings
   1.10%, 3/5/04..........................        25,200,000        25,150,276
K2 USA LLC
   1.06%, 4/15/04Section(l)...............        45,000,000        45,000,000
Natexis Banque Populaires
   1.11%, 3/23/04.........................         5,400,000         5,386,224
Nationwide Financial Services, Inc.
   1.06%, 3/16/04.........................   $    20,000,000   $    19,955,417
Norddeutsche Landesbank
   1.05%, 1/21/04Section..................        25,000,000        24,984,722
Rabobank USA Finance Corp.
   0.98%, 1/13/04.........................         6,500,000         6,497,703
   0.98%, 1/14/04.........................         7,050,000         7,047,301
Royal Bank of Scotland Group plc
   1.06%, 2/12/04.........................         7,900,000         7,890,046
Sigma Finance Corp.
   1.06%, 2/3/04Section...................        25,000,000        24,975,021
Societe Generale North America, Inc.
   1.05%, 2/2/04..........................        30,000,000        29,971,200
Swedbank
   0.89%, 1/6/04..........................        25,000,000        24,996,285
Toronto-Dominion Holdings
   1.05%, 2/6/04..........................        12,800,000        12,786,176
   1.07%, 3/8/04..........................         8,300,000         8,283,317
UBS Finance (Del) LLC
   0.47%, 1/2/04..........................        17,700,000        17,699,538
Westpac Capital Corp.
   1.06%, 2/12/04.........................         6,800,000         6,791,432
   1.08%, 4/8/04..........................        16,000,000        15,952,524
                                                               ---------------
                                                                   813,218,009
                                                               ---------------
Fixed Rate Securities (0.6%)
Bank of America Corp.
   6.63%, 6/15/04.........................         9,000,000         9,221,821
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           153,988           153,988
                                                               ---------------
U.S. Government Agencies (21.5%)
Federal Home Loan Bank
   1.06%, 1/28/04.........................        35,700,000        35,670,547
   1.06%, 5/14/04.........................         7,900,000         7,868,830
   1.03%, 9/27/04 (l).....................        80,000,000        79,976,300
Federal Home Loan Mortgage Corp.
   1.10%, 4/5/04..........................        24,000,000        23,929,700
   1.10%, 6/1/04..........................        37,100,000        36,927,691
   1.17%, 8/20/04.........................        20,000,000        20,000,000
Federal National Mortgage Association
   1.03%, 1/28/04.........................        20,000,000        19,984,025
   1.08%, 2/4/04..........................        25,000,000        24,973,792
   1.12%, 3/1/04..........................        10,000,000         9,981,000
   1.13%, 3/15/04.........................        10,000,000         9,976,567
   1.09%, 4/1/04..........................        15,000,000        14,958,292
   1.10%, 4/7/04..........................        10,000,000         9,970,092
   1.10%, 6/2/04..........................        50,000,000        49,766,250
   1.61%, 12/30/04........................        10,000,000        10,000,000
                                                               ---------------
                                                                   353,983,086
                                                               ---------------
Variable Rate Securities (14.9%)
Bank of America Corp.
   1.45%, 3/12/04 (l).....................        35,000,000        35,023,446
Citigroup, Inc.
   1.40%, 3/9/04 (l)......................        18,500,000        18,509,541
HBOS Treasury Services plc
   1.15%, 7/23/04Section(l)...............        12,600,000        12,602,039
Rabobank Nederlander
   1.03%, 3/12/04 (l).....................        55,000,000        54,998,933
Toyota Motor Credit Corp.
   1.03%, 3/5/04 (l)......................        60,000,000        60,000,000
Wells Fargo Bank N.A.
   1.03%, 3/4/04 (l)......................        65,000,000        65,000,000
                                                               ---------------
                                                                   246,133,959
                                                               ---------------
Total Short-Term Debt Securities (99.6%)
   (Amortized Cost $1,641,751,137)........                       1,641,751,137
Other Assets Less Liabilities (0.4%)......                           6,340,976
                                                               ---------------
Net Assets (100%).........................                     $ 1,648,092,113
                                                               ===============

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $178,898,552 or 10.85% of net assets.

(l)      Variable Rate securities. Rate disclosed is as of December 31, 2003.

The Portfolio has a net capital loss carryforward of $98,159 which expires in the year 2009.

The Portfolio utilized net capital loss carryforward of $8,075 during 2003.

                       See Notes to Financial Statements.
                                       119

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (10.5%)
Apparel Retail (0.6%)
Limited Brands, Inc.......................            81,300   $     1,465,839
TJX Cos., Inc.............................            92,532         2,040,331
                                                               ---------------
                                                                     3,506,170
                                                               ---------------
Auto Components (0.4%)
AutoZone, Inc.*/\.........................             8,672           738,941
Delphi Corp...............................            65,400           667,734
Lear Corp.................................            19,114         1,172,262
                                                               ---------------
                                                                     2,578,937
                                                               ---------------
Automobiles (0.2%)
Ford Motor Co.............................            25,100           401,600
Harley-Davidson, Inc......................            15,500           736,715
                                                               ---------------
                                                                     1,138,315
                                                               ---------------
Casinos & Gaming (0.4%)
Harrah's Entertainment, Inc...............            26,406         1,314,227
MGM Mirage, Inc.*.........................            27,066         1,017,952
                                                               ---------------
                                                                     2,332,179
                                                               ---------------
Computer & Electronics Retail (0.2%)
RadioShack Corp...........................            39,846         1,222,475
                                                               ---------------
Department Stores (0.5%)
Federated Department Stores, Inc..........            19,552           921,486
J.C. Penney Co., Inc......................            87,958         2,311,536
                                                               ---------------
                                                                     3,233,022
                                                               ---------------
Home Improvement Retail (1.7%)
Home Depot, Inc...........................           177,332         6,293,513
Lowe's Cos., Inc..........................            70,676         3,914,743
                                                               ---------------
                                                                    10,208,256
                                                               ---------------
Hotels (0.2%)
Marriott International, Inc., Class A.....            32,900         1,519,980
                                                               ---------------
Household Durables (1.1%)
Fortune Brands, Inc.......................            34,597         2,473,340
Lennar Corp., Class A.....................            13,000         1,248,000
Newell Rubbermaid, Inc....................            11,563           263,289
Whirlpool Corp............................            39,651         2,880,645
                                                               ---------------
                                                                     6,865,274
                                                               ---------------
Leisure Products (0.5%)
Mattel, Inc...............................           151,453         2,918,499
                                                               ---------------
Media (2.9%)
Comcast Corp., Class A*/\.................            16,000           525,920
Liberty Media Corp., Class A*.............           376,176         4,472,733
McGraw-Hill Cos., Inc.....................             7,900           552,368
Time Warner, Inc.*........................           326,672         5,876,829
Walt Disney Co............................           280,087         6,534,430
                                                               ---------------
                                                                    17,962,280
                                                               ---------------
Restaurants (0.8%)
Darden Restaurants, Inc...................            16,300           342,952
McDonald's Corp...........................           187,100         4,645,693
                                                               ---------------
                                                                     4,988,645
                                                               ---------------
Specialty Stores (0.8%)
Office Depot, Inc.*.......................           194,120         3,243,745
Staples, Inc.*............................            59,270         1,618,071
                                                               ---------------
                                                                     4,861,816
                                                               ---------------
Textiles & Apparel (0.2%)
Jones Apparel Group, Inc..................            19,945           702,662
Liz Claiborne, Inc........................            11,500           407,790
                                                               ---------------
                                                                     1,110,452
                                                               ---------------
   Total Consumer Discretionary...........                          64,446,300
                                                               ---------------
Consumer Staples (7.9%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc..................             9,100           479,388
Coca-Cola Co..............................           190,158         9,650,519
Coca-Cola Enterprises, Inc................           106,135   $     2,321,172
Pepsi Bottling Group, Inc.................            21,246           513,728
                                                               ---------------
                                                                    12,964,807
                                                               ---------------
Drug Retail (0.0%)
Rite Aid Corp.*/\.........................            27,200           164,288
                                                               ---------------
Food Products (3.9%)
Altria Group, Inc.........................           244,211        13,289,963
Archer-Daniels-Midland Co.................            74,543         1,134,544
ConAgra Foods, Inc........................            91,858         2,424,133
H.J. Heinz Co.............................            66,452         2,420,846
Kellogg Co................................            58,408         2,224,177
Kraft Foods, Inc., Class A................            37,300         1,201,806
Sara Lee Corp.............................            43,536           945,166
                                                               ---------------
                                                                    23,640,635
                                                               ---------------
Household Products (1.7%)
Colgate-Palmolive Co......................            37,500         1,876,875
Kimberly-Clark Corp.......................            33,400         1,973,606
Procter & Gamble Co.......................            67,760         6,767,869
                                                               ---------------
                                                                    10,618,350
                                                               ---------------
Personal Products (0.2%)
Gillette Co...............................            33,900         1,245,147
                                                               ---------------
   Total Consumer Staples.................                          48,633,227
                                                               ---------------
Energy (8.0%)
Integrated Oil & Gas (5.8%)
ChevronTexaco Corp........................            73,539         6,353,034
ConocoPhillips............................            85,876         5,630,889
Exxon Mobil Corp..........................           475,691        19,503,331
Marathon Oil Co...........................            71,143         2,354,122
Occidental Petroleum Corp.................            14,385           607,623
Royal Dutch Petroleum Co (N.Y. shares)....            20,800         1,089,712
                                                               ---------------
                                                                    35,538,711
                                                               ---------------
Oil & Gas Drilling (0.6%)
GlobalSantaFe Corp........................            10,300           255,749
Noble Corp.*..............................            44,872         1,605,520
Transocean, Inc.*.........................            70,700         1,697,507
                                                               ---------------
                                                                     3,558,776
                                                               ---------------
Oil & Gas Equipment & Services (0.8%)
Halliburton Co............................           131,258         3,412,708
Schlumberger Ltd..........................            28,200         1,543,104
                                                               ---------------
                                                                     4,955,812
                                                               ---------------
Oil & Gas Exploration & Production (0.8%)
Burlington Resources, Inc.................            35,007         1,938,687
Devon Energy Corp.........................            14,815           848,307
Unocal Corp...............................            54,166         1,994,934
                                                               ---------------
                                                                     4,781,928
                                                               ---------------
   Total Energy...........................                          48,835,227
                                                               ---------------
Financials (31.2%)
Banks (10.5%)
Bank of America Corp......................           150,267        12,085,975
Bank of New York Co., Inc.................           210,975         6,987,492
Bank One Corp.............................            21,800           993,862
Fifth Third Bancorp.......................            77,806         4,598,334
First Tennessee National Corp.............             1,839            81,100
FleetBoston Financial Corp................            67,421         2,942,927
M&T Bank Corp.............................            13,670         1,343,761
National City Corp........................            57,882         1,964,515
Northern Trust Corp.......................             7,800           362,076
Old Republic International Corp...........            25,505           646,794
Sovereign Bancorp, Inc....................            19,361           459,824
U.S. Bancorp..............................           409,886        12,206,405
Wachovia Corp.............................            52,369         2,439,872
Washington Mutual, Inc....................           125,045         5,016,805
Wells Fargo & Co..........................           195,570        11,517,117

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Zions Bancorp.............................            13,966   $       856,535
                                                               ---------------
                                                                    64,503,394
                                                               ---------------
Diversified Financials (14.2%)
Capital One Financial Corp./\.............            37,065         2,271,714
Citigroup, Inc............................           553,787        26,880,821
Countrywide Financial Corp................            14,533         1,102,328
Fannie Mae................................           181,099        13,593,291
Freddie Mac...............................           152,921         8,918,353
Goldman Sachs Group, Inc..................             3,659           361,253
J.P. Morgan Chase & Co....................           292,928        10,759,245
Legg Mason, Inc...........................            10,210           788,008
MBNA Corp.................................           217,418         5,402,837
Merrill Lynch & Co., Inc..................           136,626         8,013,115
Morgan Stanley............................            59,981         3,471,101
Providian Financial Corp.*................            24,900           289,836
State Street Corp.........................            69,875         3,639,090
Synovus Financial Corp....................            49,600         1,434,432
                                                               ---------------
                                                                    86,925,424
                                                               ---------------
Insurance (6.3%)
Ace Ltd...................................           143,159         5,929,646
American International Group, Inc.........           258,469        17,131,325
Berkshire Hathaway, Inc., Class B*........             1,576         4,436,440
Fidelity National Financial, Inc..........            19,161           743,064
Hartford Financial Services Group, Inc....            12,400           731,972
Metlife, Inc..............................            35,100         1,181,817
Radian Group, Inc.........................             4,044           197,145
St. Paul Cos., Inc........................            32,898         1,304,406
Torchmark Corp............................            12,514           569,887
Travelers Property Casualty Corp.,
   Class A................................            71,886         1,206,247
Travelers Property Casualty Corp.,
   Class B................................           179,988         3,054,396
UnumProvident Corp./\.....................            15,200           239,704
XL Capital Ltd., Class A..................            26,600         2,062,830
                                                               ---------------
                                                                    38,788,879
                                                               ---------------
Real Estate (0.2%)
Equity Office Properties Trust (REIT).....            53,784         1,540,912
                                                               ---------------
   Total Financials.......................                         191,758,609
                                                               ---------------
Health Care (10.2%)
Health Care Equipment & Services (2.3%)
AmerisourceBergen Corp....................             3,800           213,370
Anthem, Inc.*/\...........................             6,000           450,000
Baxter International, Inc.................             7,586           231,525
Cardinal Health, Inc......................            53,656         3,281,601
Caremark Rx, Inc.*/\......................            36,864           933,765
CIGNA Corp................................            54,542         3,136,165
Express Scripts, Inc.*....................             7,480           496,896
Health Net, Inc.*.........................            22,900           748,830
McKesson Corp.............................            96,167         3,092,731
UnitedHealth Group, Inc...................            28,986         1,686,406
                                                               ---------------
                                                                    14,271,289
                                                               ---------------
Pharmaceuticals (7.9%)
Abbott Laboratories.......................           185,430         8,641,038
Bristol-Myers Squibb Co...................           123,422         3,529,869
Eli Lilly & Co............................            46,491         3,269,712
King Pharmaceuticals, Inc.*...............            94,982         1,449,425
Merck & Co., Inc..........................           139,454         6,442,775
Pfizer, Inc...............................           540,147        19,083,394
Schering-Plough Corp......................            52,800           918,192
Wyeth.....................................           124,010         5,264,224
                                                               ---------------
                                                                    48,598,629
                                                               ---------------
   Total Health Care......................                          62,869,918
                                                               ---------------
Industrials (12.8%)
Aerospace & Defense (3.3%)
Boeing Co.................................           147,449   $     6,213,501
Honeywell International, Inc..............            82,618         2,761,920
Lockheed Martin Corp......................            70,049         3,600,518
Northrop Grumman Corp.....................            19,172         1,832,843
Raytheon Co...............................            95,018         2,854,341
Rockwell Collins, Inc.....................            24,000           720,720
United Technologies Corp..................            26,600         2,520,882
                                                               ---------------
                                                                    20,504,725
                                                               ---------------
Airlines (0.5%)
Southwest Airlines Co.....................           179,350         2,894,709
                                                               ---------------
Building Products (0.7%)
Masco Corp................................           148,500         4,070,385
                                                               ---------------
Commercial Services & Supplies (1.2%)
Automatic Data Processing, Inc............            40,397         1,600,125
Avery Dennison Corp.......................            25,655         1,437,193
H&R Block, Inc............................            11,291           625,183
Pitney Bowes, Inc.........................            29,262         1,188,622
Republic Services, Inc....................            12,200           312,686
Service Corp. International*..............           203,200         1,095,248
Waste Management, Inc.....................            37,300         1,104,080
                                                               ---------------
                                                                     7,363,137
                                                               ---------------
Electrical Equipment (0.4%)
Emerson Electric Co.......................            30,400         1,968,400
Rockwell Automation, Inc..................            13,768           490,141
                                                               ---------------
                                                                     2,458,541
                                                               ---------------
Industrial Conglomerates (4.3%)
General Electric Co.......................           509,750        15,792,055
Textron, Inc..............................            27,428         1,565,042
Tyco International Ltd....................           335,275         8,884,787
                                                               ---------------
                                                                    26,241,884
                                                               ---------------
Machinery (0.9%)
Ingersoll-Rand Co., Class A...............            64,355         4,368,418
Parker-Hannifin Corp......................            25,300         1,505,350
                                                               ---------------
                                                                     5,873,768
                                                               ---------------
Railroads (1.5%)
Canadian National Railway Co..............            13,500           854,280
Norfolk Southern Corp.....................            64,337         1,521,570
Union Pacific Corp........................            94,789         6,585,940
                                                               ---------------
                                                                     8,961,790
                                                               ---------------
   Total Industrials......................                          78,368,939
                                                               ---------------
Information Technology (5.6%)
Application Software (0.1%)
Symantec Corp.*...........................            11,650           403,672
                                                               ---------------
Computer Hardware (2.6%)
Hewlett-Packard Co........................           635,331        14,593,553
Sun Microsystems, Inc.*...................           333,800         1,498,762
                                                               ---------------
                                                                    16,092,315
                                                               ---------------
Computer Storage & Peripherals (0.2%)
Lexmark International, Inc.*..............            13,479         1,059,989
                                                               ---------------
Electronic Equipment & Instruments (0.2%)
Flextronics International Ltd.*...........             5,853            86,859
Solectron Corp.*/\........................           241,765         1,428,831
                                                               ---------------
                                                                     1,515,690
                                                               ---------------
IT Consulting & Services (0.4%)
First Data Corp...........................            15,700           645,113
Fiserv, Inc.*.............................            33,400         1,319,634
Sungard Data Systems, Inc.*...............            27,675           766,874
                                                               ---------------
                                                                     2,731,621
                                                               ---------------
Office Electronics (0.7%)
Xerox Corp.*/\............................           292,614         4,038,073
                                                               ---------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Semiconductors (0.2%)
Micron Technology, Inc.*..................           100,900   $     1,359,123
                                                               ---------------
Systems Software (0.7%)
Computer Associates International, Inc....           117,082         3,201,022
Microsoft Corp............................            33,468           921,709
                                                               ---------------
                                                                     4,122,731
                                                               ---------------
Telecommunications Equipment (0.5%)
Amdocs Ltd.*..............................            33,663           756,744
Motorola, Inc.............................           176,600         2,484,762
                                                               ---------------
                                                                     3,241,506
                                                               ---------------
   Total Information Technology...........                          34,564,720
                                                               ---------------
Materials (4.6%)
Chemicals (2.3%)
Dow Chemical Co...........................           166,907         6,938,324
DuPont (E.I.) de Nemours & Co.............            54,500         2,501,005
Hercules, Inc.*...........................            25,500           311,100
PPG Industries, Inc.......................            65,715         4,207,075
                                                               ---------------
                                                                    13,957,504
                                                               ---------------
Construction Materials (0.1%)
Vulcan Materials Co./\....................            15,000           713,550
                                                               ---------------
Containers & Packaging (0.1%)
Owens-Illinois, Inc.*.....................            18,300           217,587
Smurfit-Stone Container Corp.*............            44,218           821,128
                                                               ---------------
                                                                     1,038,715
                                                               ---------------
Metals & Mining (1.2%)
Alcoa, Inc................................           170,100         6,463,800
Arch Coal, Inc............................             8,739           272,395
Barrick Gold Corp.........................            23,040           523,238
                                                               ---------------
                                                                     7,259,433
                                                               ---------------
Paper & Forest Products (0.9%)
Boise Cascade Corp........................             9,300           305,598
International Paper Co....................            34,500         1,487,295
Weyerhaeuser Co...........................            58,251         3,728,064
                                                               ---------------
                                                                     5,520,957
                                                               ---------------
   Total Materials........................                          28,490,159
                                                               ---------------
Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.3%)
BellSouth Corp............................           169,488         4,796,510
CenturyTel, Inc...........................            38,936         1,270,092
Qwest Communications International, Inc.*.            43,400           187,488
SBC Communications, Inc...................           125,100         3,261,357
Sprint Corp. (FON Group)..................            65,864         1,081,487
Verizon Communications, Inc...............           269,911         9,468,478
                                                               ---------------
                                                                    20,065,412
                                                               ---------------
Wireless Telecommunication Services (0.2%)
AT&T Wireless Services, Inc.*.............           151,298         1,208,871
                                                               ---------------
   Total Telecommunication Services.......                          21,274,283
                                                               ---------------
Utilities (4.0%)
Electric Utilities (3.9%)
CenterPoint Energy, Inc...................           213,982         2,073,486
Dominion Resources, Inc...................            15,100           963,833
Duke Energy Corp./\.......................            39,700           811,865
Edison International*.....................           184,140         4,038,190
Entergy Corp..............................            41,420         2,366,325
Exelon Corp...............................            69,945         4,641,550
FirstEnergy Corp..........................            51,295         1,805,584
FPL Group, Inc............................            15,200           994,384
PG&E Corp.*...............................           139,856         3,883,801
Progress Energy, Inc......................            44,774         2,026,471
                                                               ---------------
                                                                    23,605,489
                                                               ---------------
Gas Utilities (0.1%)
NiSource, Inc.............................            12,600   $       276,444
Sempra Energy.............................             9,912           297,955
Southern Union Co.*.......................             9,700           178,480
                                                               ---------------
                                                                       752,879
                                                               ---------------
   Total Utilities........................                          24,358,368
                                                               ---------------
Total Common Stocks (98.3%)
   (Cost $542,162,574)....................                         603,599,750
                                                               ---------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.3%)
Automobiles (0.3%)
Ford Motor Co. Capital Trust II,
   6.5%, 1/15/32..........................            29,948         1,672,596
                                                               ---------------
Information Technology (0.3%)
Office Electronics (0.3%)
Xerox Corp., 7.5%, 11/27/21Section(b).....            17,771         1,417,237
                                                               ---------------
Total Convertible Preferred Stocks (0.6%)
   (Cost $2,405,305)......................                           3,089,833
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
CONVERTIBLE BOND:
Industrials (0.1%)
Commercial Services & Supplies (0.1%)
Service Corp. International
   6.75%, 6/22/08 (Cost $533,671).........   $       541,000           579,547
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., dated
   12/31/03, due 1/2/04 (k)...............         4,435,000         4,435,000
                                                               ---------------
Short-Term Investments of Cash Collateral for Securities Loaned (1.8%)
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................         1,000,000         1,000,000
Morgan Stanley,
   1.02%, 1/2/04..........................        10,158,325        10,158,325
                                                               ---------------
                                                                    11,158,325
                                                               ---------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................            13,758            13,758
                                                               ---------------
Total Short-Term Debt Securities (2.5%)
   (Amortized Cost $15,607,083)...........                          15,607,083
                                                               ---------------
Total Investments (101.5%)
   (Cost/Amortized Cost $560,708,633).....                         622,876,213
Other Assets Less Liabilities (-1.5%).....                          (8,992,557)
                                                               ---------------
Net Assets (100%).........................                     $   613,883,656
                                                               ===============

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
*        Non-income producing.

/\       All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Se- curities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these se- curities amounted to $1,417,237 or 0.23% of net assets.

(b)      Illiquid security.

(k) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Assets & Liabilities (See Note 1).

(l)      Floating Rate Securities. Rate disclosed is as of December 31, 2003.

         Glossary:
         REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Options written for the year ended December 31, 2003, were as follows:

                                                  Total            Total
                                                Number of         Premiums
                                                Contracts         Received
                                             ---------------   ---------------
Options Outstanding--January 1, 2003......                --   $            --
Options Written...........................            36,689            27,695
Options Terminated in Closing
 Purchase Transactions....................                --                --
Options Expired...........................           (36,633)          (22,095)
Options Exercised.........................               (56)           (5,600)
                                             ---------------   ---------------
Options Outstanding--December 31, 2003....                --   $            --
                                             ===============   ===============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities...............   $   243,515,721
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities...............       223,140,194

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation......................   $    65,229,203
Aggregate gross unrealized depreciation......................       (19,727,279)
                                                                ---------------
Net unrealized appreciation..................................   $    45,501,924
                                                                ===============
Federal income tax cost of investments.......................   $   577,374,289
                                                                ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $10,992,674. This was secured by collateral of $11,158,325 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $87,626,990, of which $18,946,302 expires in the year 2008, $20,155,239 expires in the year 2010, and $48,525,449 expires in the year 2011.

                       See Notes to Financial Statements.
                                       123

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (18.0%)
Apparel Retail (1.0%)
Chico's FAS, Inc.*/\......................            15,400   $       569,030
TJX Cos., Inc.............................            88,400         1,949,220
                                                               ---------------
                                                                     2,518,250
                                                               ---------------
Auto Components (1.1%)
Advance Auto Parts, Inc.*.................            18,700         1,522,180
AutoZone, Inc.*...........................            16,700         1,423,007
                                                               ---------------
                                                                     2,945,187
                                                               ---------------
Casinos & Gaming (0.6%)
Gtech Holdings Corp.*.....................            12,600           623,574
Harrah's Entertainment, Inc...............            18,400           915,768
                                                               ---------------
                                                                     1,539,342
                                                               ---------------
Computer & Electronics Retail (0.6%)
Best Buy Co., Inc.........................            32,500         1,697,800
                                                               ---------------
Department Stores (0.5%)
Federated Department Stores, Inc..........             8,600           405,318
Kohl's Corp.*.............................            20,700           930,258
                                                               ---------------
                                                                     1,335,576
                                                               ---------------
General Merchandise Stores (3.2%)
Family Dollar Stores, Inc.................            15,900           570,492
Wal-Mart Stores, Inc......................           150,700         7,994,635
                                                               ---------------
                                                                     8,565,127
                                                               ---------------
Home Improvement Retail (3.4%)
Home Depot, Inc...........................           117,700         4,177,173
Lowe's Cos., Inc..........................            87,500         4,846,625
                                                               ---------------
                                                                     9,023,798
                                                               ---------------
Hotels (0.8%)
Marriott International, Inc., Class A.....             6,200           286,440
Royal Caribbean Cruises Ltd./\............            50,100         1,742,979
                                                               ---------------
                                                                     2,029,419
                                                               ---------------
Household Durables (1.4%)
D.R. Horton, Inc..........................            18,700           808,962
Lennar Corp., Class A.....................            13,800         1,324,800
Whirlpool Corp............................            20,300         1,474,795
                                                               ---------------
                                                                     3,608,557
                                                               ---------------
Internet Retail (0.2%)
InterActiveCorp*/\........................            11,200           380,016
                                                               ---------------
Leisure Products (0.1%)
Mattel, Inc...............................             9,900           190,773
                                                               ---------------
Media (2.4%)
Comcast Corp., Class A*...................             9,100           299,117
Comcast Corp., Special Class A*...........            51,400         1,607,792
EchoStar Communications Corp., Class A*...            32,200         1,094,800
Fox Entertainment Group, Inc., Class A*...            15,500           451,825
Liberty Media Corp., Class A*.............            87,200         1,036,808
Omnicom Group, Inc........................             8,700           759,771
Time Warner, Inc.*........................            31,000           557,690
Walt Disney Co............................            18,200           424,606
                                                               ---------------
                                                                     6,232,409
                                                               ---------------
Restaurants (0.6%)
CBRL Group, Inc...........................             5,500           210,430
Starbucks Corp.*..........................            27,100           895,926
Yum! Brands, Inc.*........................            16,200           557,280
                                                               ---------------
                                                                     1,663,636
                                                               ---------------
Specialty Stores (1.6%)
Bed Bath & Beyond, Inc.*..................            26,300         1,140,105
Michaels Stores, Inc......................             5,800           256,360
Petsmart, Inc.............................            10,700           254,660
Rent-A-Center, Inc.*......................            10,710           320,015
Staples, Inc.*............................            73,600         2,009,280
Williams-Sonoma, Inc.*....................             9,900   $       344,223
                                                               ---------------
                                                                     4,324,643
                                                               ---------------
Textiles & Apparel (0.5%)
Liz Claiborne, Inc........................             8,800           312,048
Reebok International Ltd..................            22,900           900,428
Timberland Co., Class A*/\................             4,400           229,108
                                                               ---------------
                                                                     1,441,584
                                                               ---------------
   Total Consumer Discretionary...........                          47,496,117
                                                               ---------------
Consumer Staples (5.3%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc..................            16,900           890,292
Coca-Cola Enterprises, Inc................            37,800           826,686
PepsiCo, Inc..............................            90,400         4,214,448
                                                               ---------------
                                                                     5,931,426
                                                               ---------------
Food Distributors (0.2%)
Performance Food Group Co.*/\.............             4,400           159,148
SYSCO Corp................................            12,100           450,483
                                                               ---------------
                                                                       609,631
                                                               ---------------
Food Products (1.0%)
Altria Group, Inc.........................            46,500         2,530,530
                                                               ---------------
Food Retail (0.2%)
Kroger Co.*...............................            28,800           533,088
                                                               ---------------
Household Products (1.7%)
Procter & Gamble Co.......................            44,600         4,454,648
                                                               ---------------
   Total Consumer Staples.................                          14,059,323
                                                               ---------------
Energy (0.3%)
Oil & Gas Drilling (0.1%)
GlobalSantaFe Corp........................            14,300           355,069
                                                               ---------------
Oil & Gas Exploration & Production (0.2%)
Burlington Resources, Inc.................             8,800           487,344
                                                               ---------------
   Total Energy...........................                             842,413
                                                               ---------------
Financials (10.5%)
Banks (1.0%)
Harris Corp...............................            10,600           402,270
U.S. Bancorp..............................            27,800           827,884
Wells Fargo & Co..........................            11,300           665,457
Zions Bancorp.............................            10,500           643,965
                                                               ---------------
                                                                     2,539,576
                                                               ---------------
Diversified Financials (7.8%)
American Express Co.......................            10,900           525,707
Capital One Financial Corp................            60,900         3,732,561
Charles Schwab Corp.......................            52,000           615,680
Citigroup, Inc............................            57,700         2,800,758
Doral Financial Corp......................            13,500           435,780
Fannie Mae................................            57,200         4,293,432
Freddie Mac...............................            25,100         1,463,832
MBNA Corp.................................           205,300         5,101,705
Merrill Lynch & Co., Inc..................            12,500           733,125
State Street Corp.........................            16,100           838,488
                                                               ---------------
                                                                    20,541,068
                                                               ---------------
Insurance (1.7%)
American International Group, Inc.........            58,900         3,903,892
Fidelity National Financial, Inc..........            12,400           480,872
WellChoice, Inc.*.........................             4,400           151,800
                                                               ---------------
                                                                     4,536,564
                                                               ---------------
   Total Financials.......................                          27,617,208
                                                               ---------------
Health Care (21.5%)
Biotechnology (2.6%)
Amgen, Inc.*..............................            64,800         4,004,640
Amylin Pharmaceuticals, Inc.*/\...........            11,600           257,752
Biogen Idec, Inc.*........................             8,900           327,342
Genentech, Inc.*..........................            10,300           963,771

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Genzyme Corp. - General Division*.........            16,800   $       828,912
Gilead Sciences, Inc.*....................             8,500           494,190
                                                               ---------------
                                                                     6,876,607
                                                               ---------------
Health Care Equipment & Services (7.3%)
AmerisourceBergen Corp....................            14,000           786,100
Anthem, Inc.*/\...........................             2,400           180,000
Beckman Coulter, Inc......................             4,200           213,486
Boston Scientific Corp.*..................            27,600         1,014,576
Cardinal Health, Inc......................            30,400         1,859,264
Caremark Rx, Inc.*/\......................            20,500           519,265
Community Health Systems, Inc.*/\.........             5,100           135,558
Coventry Health Care, Inc.*...............            34,100         2,199,109
Express Scripts, Inc.*....................             3,600           239,148
Fisher Scientific International, Inc.*....             7,200           297,864
Guidant Corp..............................            26,700         1,607,340
Health Management Associates,
   Inc., Class A..........................            19,500           468,000
Henry Schein, Inc.*.......................             9,500           642,010
Manor Care, Inc...........................             9,300           321,501
McKesson Corp.............................             3,700           118,992
Medco Health Solutions, Inc.*.............            18,400           625,416
Medtronic, Inc............................            59,600         2,897,156
Mid Atlantic Medical Services, Inc.*......             5,200           336,960
Patterson Dental Co.*.....................            10,700           686,512
St. Jude Medical, Inc.*...................             4,600           282,210
Steris Corp.*.............................            12,100           273,460
UnitedHealth Group, Inc...................            31,500         1,832,670
Universal Health Services, Inc., Class B..            10,100           542,572
Varian Medical Systems, Inc.*.............             6,800           469,880
WellPoint Health Networks, Inc.*..........             6,800           659,532
                                                               ---------------
                                                                    19,208,581
                                                               ---------------
Pharmaceuticals (11.6%)
Abbott Laboratories.......................            76,100         3,546,260
Allergan, Inc.............................            20,900         1,605,329
Barr Pharmaceuticals, Inc.*...............             4,900           377,055
Forest Laboratories, Inc.*................            23,700         1,464,660
Johnson & Johnson.........................           137,300         7,092,918
Merck & Co., Inc..........................            26,700         1,233,540
Pfizer, Inc...............................           359,100        12,687,003
Wyeth.....................................            63,300         2,687,085
                                                               ---------------
                                                                    30,693,850
                                                               ---------------
   Total Health Care......................                          56,779,038
                                                               ---------------
Industrials (10.1%)
Aerospace & Defense (0.8%)
L-3 Communications Holdings, Inc.*/\......             8,800           451,968
United Technologies Corp..................            16,200         1,535,274
                                                               ---------------
                                                                     1,987,242
                                                               ---------------
Air Freight & Couriers (0.2%)
United Parcel Service, Inc., Class B......             7,100           529,305
                                                               ---------------
Airlines (0.1%)
Southwest Airlines Co.....................            16,000           258,240
                                                               ---------------
Building Products (0.3%)
Masco Corp................................            31,600           866,156
                                                               ---------------
Commercial Services & Supplies (2.2%)
Apollo Group, Inc., Class A*..............            23,400         1,591,200
Automatic Data Processing, Inc............            12,200           483,242
Career Education Corp.*...................            46,500         1,863,255
Convergys Corp.*..........................             8,700           151,902
H&R Block, Inc............................             5,500           304,535
IMS Health, Inc...........................            11,600           288,376
Iron Mountain, Inc.*/\....................             9,700           383,538
Paychex, Inc..............................            12,600           468,720
SEI Investments Co........................             8,100   $       246,807
                                                               ---------------
                                                                     5,781,575
                                                               ---------------
Industrial Conglomerates (6.5%)
3M Co.....................................            46,900         3,987,907
General Electric Co.......................           429,000        13,290,420
                                                               ---------------
                                                                    17,278,327
                                                               ---------------
   Total Industrials......................                          26,700,845
                                                               ---------------
Information Technology (31.4%)
Application Software (1.7%)
Electronic Arts, Inc.*....................             8,300           396,574
Macromedia, Inc.*.........................            14,300           255,112
Mercury Interactive Corp.*................             6,200           301,568
Symantec Corp.*...........................            97,500         3,378,375
                                                               ---------------
                                                                     4,331,629
                                                               ---------------
Computer Hardware (3.8%)
Dell, Inc.*...............................           189,000         6,418,440
International Business Machines Corp......            39,900         3,697,932
                                                               ---------------
                                                                    10,116,372
                                                               ---------------
Computer Storage & Peripherals (1.5%)
EMC Corp.*................................            29,600           382,432
Lexar Media, Inc.*........................             4,700            81,921
Lexmark International, Inc.*..............            33,900         2,665,896
SanDisk Corp.*/\..........................            11,700           715,338
                                                               ---------------
                                                                     3,845,587
                                                               ---------------
Electronic Equipment & Instruments (0.3%)
Arrow Electronics, Inc.*..................            13,400           310,076
Intersil Corp., Class A...................            10,200           253,470
Jabil Circuit, Inc.*......................             9,600           271,680
                                                               ---------------
                                                                       835,226
                                                               ---------------
Internet Software & Services (0.3%)
Cognizant Technology Solutions Corp.*.....             5,900           269,276
Getty Images, Inc.*.......................             7,000           350,910
VeriSign, Inc.*...........................            17,300           281,990
                                                               ---------------
                                                                       902,176
                                                               ---------------
IT Consulting & Services (1.1%)
Accenture Ltd., Class A*..................            30,100           792,232
Affiliated Computer Services, Inc.,
   Class A*...............................            12,700           691,642
Fiserv, Inc.*.............................            20,400           806,004
Sungard Data Systems, Inc.*...............            21,700           601,307
                                                               ---------------
                                                                     2,891,185
                                                               ---------------
Networking Equipment (3.5%)
Avaya, Inc.*..............................            36,300           469,722
Cisco Systems, Inc.*......................           360,800         8,763,832
                                                               ---------------
                                                                     9,233,554
                                                               ---------------
Office Electronics (0.3%)
Xerox Corp.*/\............................            57,100           787,980
                                                               ---------------
Semiconductor Equipment (1.8%)
Applied Materials, Inc.*..................            84,200         1,890,290
KLA-Tencor Corp.*.........................            16,700           979,789
Lam Research Corp.*.......................            41,900         1,353,370
Marvell Technology Group Ltd.*............             9,200           348,956
Novellus Systems, Inc.*...................             6,500           273,325
                                                               ---------------
                                                                     4,845,730
                                                               ---------------
Semiconductors (8.9%)
Altera Corp.*.............................            40,900           928,430
Intel Corp................................           480,200        15,462,440
Linear Technology Corp....................            15,400           647,878
LSI Logic Corp.*..........................            28,400           251,908
PMC-Sierra, Inc.*.........................            34,200           689,130
QLogic Corp.*.............................            30,100         1,553,160

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Texas Instruments, Inc....................           133,200   $     3,913,416
                                                               ---------------
                                                                    23,446,362
                                                               ---------------
Systems Software (6.2%)
Adobe Systems, Inc........................            23,400           919,620
Computer Associates International, Inc....            19,000           519,460
Fair, Issac Corp..........................            13,800           678,408
Microsoft Corp............................           472,500        13,012,650
Oracle Corp.*.............................            81,500         1,075,800
VERITAS Software Corp.*...................             7,600           282,416
                                                               ---------------
                                                                    16,488,354
                                                               ---------------
Telecommunications Equipment (2.0%)
CIENA Corp.*..............................            39,400           261,616
Nokia OYJ (ADR)...........................            43,300           736,100
QUALCOMM, Inc.............................            77,500         4,179,575
                                                               ---------------
                                                                     5,177,291
                                                               ---------------
   Total Information Technology...........                          82,901,446
                                                               ---------------
Materials (0.8%)
Containers & Packaging (0.1%)
Sealed Air Corp.*.........................             6,400           346,496
                                                               ---------------
Metals & Mining (0.7%)
Freeport-McMoRan Copper &
   Gold, Inc., Class B/\..................            42,500         1,790,525
                                                               ---------------
   Total Materials........................                           2,137,021
                                                               ---------------
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
BellSouth Corp............................            26,800           758,440
CenturyTel, Inc...........................            33,900         1,105,818
Sprint Corp. (FON Group)..................            23,400           384,228
                                                               ---------------
   Total Telecommunication Services.......                           2,248,486
                                                               ---------------
Utilities (0.9%)
Electric Utilities (0.9%)
Edison International*.....................            69,500         1,524,135
Entergy Corp..............................            14,100           805,533
                                                               ---------------
   Total Utilities........................                           2,329,668
                                                               ---------------
Total Common Stocks (99.7%)
   (Cost $231,436,055)....................                         263,111,565
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (2.5%)
Goldman Sachs Group LP,
   1.18%, 12/8/04 (l).....................   $       500,000   $      500,000
Morgan Stanley,
   1.02%, 1/2/04..........................         6,158,472         6,158,472
                                                               ---------------
                                                                     6,658,472
                                                               ---------------
Time Deposit (0.4%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................           893,114           893,114
                                                               ---------------
Total Short-Term Debt Securities (2.9%)
   (Amortized Cost $7,551,586)............                           7,551,586
                                                               ---------------
Total Investments (102.6%)
   (Cost/Amortized Cost $238,987,641).....                         270,663,151
Other Assets Less Liabilities
   (-2.6%)................................                          (6,831,153)
                                                               ---------------
Net Assets (100%).........................                     $   263,831,998
                                                               ===============

---------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $   160,197,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............       142,072,818

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    29,751,470
Aggregate gross unrealized depreciation.....................        (3,618,683)
                                                               ---------------
Net unrealized appreciation.................................   $    26,132,787
                                                               ===============
Federal income tax cost of investments......................   $   244,530,364
                                                               ===============

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003, the Portfolio had loaned securities with a total value of $6,540,524. This was secured by collateral of $6,658,472 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $135,405,401, of which $810,089 expires in the year 2008, $81,445,427 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,003,777 expires in the year 2011.

                       See Notes to Financial Statements.
                                       127

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (13.8%)
Apparel Retail (1.8%)
Aeropostale, Inc.*........................             6,500   $       178,230
American Eagle Outfitters, Inc.*/\........            17,700           290,280
AnnTaylor Stores Corp.*...................            17,650           688,350
Bebe Stores, Inc.*/\......................             3,100            80,569
Buckle, Inc./\............................             4,000            88,600
Burlington Coat Factory Warehouse Corp....             6,200           131,192
Casual Male Retail Group, Inc.*/\.........            23,600           163,784
Cato Corp., Class A.......................             5,700           116,850
Charlotte Russe Holding, Inc.*............             5,900            81,774
Children's Place, Inc.*/\.................             4,300           114,939
Christopher & Banks Corp..................            11,975           233,872
Deb Shops, Inc............................             4,500            96,750
Dress Barn, Inc.*.........................             6,400            95,936
Finish Line, Inc., Class A*...............             6,000           179,820
Fossil, Inc.*.............................             8,225           230,382
Goody's Family Clothing, Inc..............             7,900            73,944
Gymboree Corp.*...........................            10,000           172,300
HOT Topic, Inc.*/\........................            19,275           567,842
Jo-Ann Stores, Inc.*......................             5,535           112,914
Maxwell Shoe Co., Inc.*...................             5,700            96,729
Men's Wearhouse, Inc.*....................            11,743           293,692
Oxford Industries, Inc....................             4,200           142,296
Pacific Sunwear of California, Inc.*......            28,487           601,646
Payless Shoesource, Inc.*.................            23,100           309,540
Sports Authority, Inc.*...................             6,838           262,579
Stage Stores, Inc.*/\.....................             5,000           139,500
Steven Madden Ltd.*.......................             4,000            81,600
Too, Inc.*/\..............................            11,549           194,947
Wet Seal, Inc., Class A*/\................             7,575            74,917
                                                               ---------------
                                                                     5,895,774
                                                               ---------------
Auto Components (1.6%)
Action Performance Cos., Inc./\...........             5,200           101,920
Aftermarket Technology Corp.*.............             6,800            93,296
Bandag, Inc...............................             3,900           160,680
Clarcor, Inc..............................            10,450           460,845
Collins & Aikman Corp.*...................            26,200           113,446
Cooper Tire & Rubber Co...................            26,600           568,708
CSK Auto Corp.*...........................            11,300           212,101
Drew Industries, Inc.*....................             3,400            94,520
Federal Signal Corp.......................            16,300           285,576
Goodyear Tire & Rubber Co.*/\.............            51,200           402,432
Keystone Automotive Industries, Inc.*.....             3,900            98,904
Lithia Motors, Inc./\.....................             4,400           110,924
McGrath Rentcorp..........................             3,000            81,750
Modine Manufacturing Co...................             7,900           213,142
Monro Muffler, Inc.*......................             4,250            85,043
Pep Boys Manny, Moe & Jack/\..............            16,300           372,781
Standard Motor Products, Inc./\...........             8,400           102,060
Superior Industries International, Inc....             7,600           330,752
TBC Corp.*................................             5,700           147,117
Tenneco Automotive, Inc.*.................            15,800           105,702
Tower Automotive, Inc.*/\.................            19,300           131,819
Visteon Corp..............................            54,500           567,345
Winnebago Industries, Inc./\..............             4,200           288,750
                                                               ---------------
                                                                     5,129,613
                                                               ---------------
Automobiles (0.3%)
Asbury Automotive Group, Inc.*............             5,300            94,923
Group 1 Automotive, Inc.*.................             5,500           199,045
Littelfuse, Inc.*.........................             6,500           187,330
Sonic Automotive, Inc.....................             9,200           210,864
Thor Industries, Inc......................             6,100   $       342,942
                                                               ---------------
                                                                     1,035,104
                                                               ---------------
Casinos & Gaming (0.6%)
Alliance Gaming Corp.*....................            20,500           505,325
Ameristar Casinos, Inc.*..................             4,100           100,327
Argosy Gaming Co.*/\......................             7,700           200,123
Aztar Corp.*/\............................             9,600           216,000
Boyd Gaming Corp..........................            10,900           175,926
Isle of Capri Casinos, Inc.*..............             5,089           109,261
MTR Gaming Group, Inc.*...................             8,100            83,430
Penn National Gaming, Inc.*...............            10,428           240,678
Shuffle Master, Inc.*.....................             5,600           193,872
WMS Industries, Inc.*/\...................             7,500           196,500
                                                               ---------------
                                                                     2,021,442
                                                               ---------------
Catalog Retail (0.2%)
Brookstone, Inc.*.........................             4,050            86,306
Coldwater Creek, Inc.*/\..................             6,200            68,200
Insight Enterprises, Inc.*................            15,700           295,160
J. Jill Group, Inc.*......................             6,800            86,428
School Specialty, Inc.*/\.................             5,500           187,055
Valuevision Media, Inc., Class A*/\.......             5,700            95,190
                                                               ---------------
                                                                       818,339
                                                               ---------------
Computer & Electronics Retail (0.1%)
GameStop Corp.*...........................             7,200           110,952
PC Connection, Inc.*......................             9,200            77,004
Sharper Image Corp.*/\....................             3,200           104,480
Tweeter Home Entertainment Group, Inc.*...            10,600           100,170
                                                               ---------------
                                                                       392,606
                                                               ---------------
Department Stores (0.1%)
Dillards, Inc., Class A...................            20,900           344,014
                                                               ---------------
Distributors (0.5%)
Aviall, Inc.*/\...........................            10,700           165,957
Central European Distribution Corp.*/\....             2,600            82,160
Fleetwood Enterprises, Inc.*..............            13,100           134,406
Handleman Co..............................             8,100           166,293
Hughes Supply, Inc./\.....................             8,000           396,960
Owens & Minor, Inc........................            13,000           284,830
SCP Pool Corp.*...........................            10,175           332,519
Sturm Ruger & Co., Inc....................             7,700            87,549
Wesco International, Inc.*................            11,700           103,545
                                                               ---------------
                                                                     1,754,219
                                                               ---------------
General Merchandise Stores (0.4%)
7-Eleven, Inc.*...........................             7,800           125,190
BJ's Wholesale Club, Inc.*/\..............            27,600           633,696
Fred's, Inc...............................            13,130           406,767
Kenneth Cole Productions, Class A.........             3,100            91,140
                                                               ---------------
                                                                     1,256,793
                                                               ---------------
Hotels (0.4%)
Boca Resorts, Inc., Class A*..............             8,500           127,160
Choice Hotels International, Inc.*........             6,700           236,175
Extended Stay America, Inc................            30,600           443,088
Marcus Corp...............................             6,500           106,600
Prime Hospitality Corp.*..................            12,500           127,500
Rare Hospitality International, Inc.*.....            10,000           244,400
                                                               ---------------
                                                                     1,284,923
                                                               ---------------
Household Durables (0.9%)
Aaron Rents, Inc..........................             8,100           163,053
American Woodmark Corp....................             1,900           104,595
Cost Plus, Inc.*..........................             7,300           299,300
Haverty Furniture Cos., Inc...............             5,400           107,244
Hooker Furniture Corp.....................             2,100            85,680
Interface, Inc., Class A*.................            14,900            82,397

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Kimball International, Inc., Class B......             7,500   $       116,625
Libbey, Inc/\.............................             4,200           119,616
Meritage Corp.*...........................             3,100           205,561
National Presto Industries, Inc., Class A.             2,500            90,375
Rayovac Corp.*............................            11,000           230,450
Select Comfort Corp.*.....................             7,000           173,320
Standard-Pacific Corp.....................            12,800           621,440
Topps Co./\...............................            10,600           108,756
Tupperware Corp./\........................            17,700           306,918
                                                               ---------------
                                                                     2,815,330
                                                               ---------------
Internet Retail (0.3%)
1-800 Contacts, Inc.*.....................             4,200            88,200
1-800-Flowers.com, Inc., Class A*.........             7,700            85,162
Autobytel.com, Inc.*/\....................            11,200           101,696
Drugstore.com*............................            14,000            77,140
FindWhat.com*/\...........................             6,100           114,375
FTD, Inc., Class A*.......................             3,500            86,240
Overstock.com, Inc.*/\....................             5,700           113,202
Priceline.com, Inc.*/\....................             7,016           125,586
Stamps.com, Inc.*.........................            15,900            98,580
                                                               ---------------
                                                                       890,181
                                                               ---------------
Leisure Facilities (0.3%)
Bally Total Fitness Holding Corp.*/\......            12,500            87,500
Churchill Downs, Inc......................             2,400            86,882
Gaylord Entertainment Co.*/\..............             4,200           125,370
International Speedway Corp., Class A.....                 1                31
Magna Entertainment Corp., Class A*/\.....            18,200            92,274
Six Flags, Inc.*..........................            31,400           236,128
Speedway Motorsports, Inc.................             4,732           136,850
Vail Resorts, Inc.*.......................             6,400           108,800
                                                               ---------------
                                                                       873,835
                                                               ---------------
Leisure Products (0.5%)
AMC Entertainment, Inc.*/\................            10,500           159,705
Arctic Cat, Inc...........................             5,000           123,500
Callaway Golf Co..........................            27,900           470,115
K2, Inc.*/\...............................             8,400           127,764
Marine Products Corp......................             6,000           112,800
MarineMax, Inc.*..........................             4,500            87,435
Multimedia Games, Inc.*/\.................             3,600           147,960
Nautilus Group, Inc./\....................             9,712           136,454
RC2 Corp.*................................             4,500            93,375
West Marine, Inc.*/\......................             4,000           111,240
                                                               ---------------
                                                                     1,570,348
                                                               ---------------
Media (1.7%)
4Kids Entertainment, Inc.*................             4,100           106,682
ADVO, Inc.................................            10,100           320,776
Carmike Cinemas, Inc.*/\..................             2,600            90,610
Charter Communications, Inc., Class A*/\..           110,400           443,808
Courier Corp..............................             2,250            86,560
Crown Media Holdings, Inc., Class A*/\....             9,500            78,565
Cumulus Media, Inc., Class A*.............            14,600           321,200
Emmis Communications Corp., Class A*......            18,500           500,425
Fisher Communications, Inc.*/\............             1,800            91,800
Gray Television, Inc......................            13,500           204,120
Grey Global Group, Inc....................               340           232,237
Hollinger International, Inc..............            14,200           221,804
Information Holdings, Inc.*...............             4,300            95,030
Insight Communications Co., Inc.*/\.......            15,100           155,681
Journal Register Co.*.....................            10,500           217,350
Liberty Corp..............................             5,492   $       248,183
Lin TV Corp., Class A*....................             9,100           234,871
Mediacom Communications Corp.*/\..........            17,000           147,390
Movie Gallery, Inc.*......................             8,250           154,110
Paxson Communications Corp.*..............            37,300           143,605
Playboy Enterprises, Inc., Class B*.......             5,200            84,032
PRIMEDIA, Inc.*/\.........................            50,100           141,783
Pulitzer, Inc.............................             1,600            86,400
R.H. Donnelly Corp.*......................             6,700           266,928
Regent Communications, Inc.*..............            14,300            90,805
Saga Communications, Inc., Class A*.......             4,800            88,944
Salem Communications Corp., Class A*/\....             3,700           100,344
Sinclair Broadcast Group, Inc.,
   Class A*/\.............................            12,908           192,587
Sonic Solutions, Inc.*/\..................             5,100            78,030
Spanish Broadcasting System, Class A*.....            10,765           113,033
Tivo, Inc.*/\.............................            25,200           186,480
Value Line, Inc...........................             1,700            84,830
Young Broadcasting Corp., Class A*........             4,600            92,184
                                                               ---------------
                                                                     5,701,187
                                                               ---------------
Photographic Products (0.1%)
Concord Camera Corp.*.....................             8,200            75,850
Scansource, Inc.*.........................             3,600           164,232
Vector Group Ltd./\.......................             7,892           128,798
                                                               ---------------
                                                                       368,880
                                                               ---------------
Restaurants (1.2%)
Bob Evans Farms, Inc......................            11,900           386,274
California Pizza Kitchen, Inc.*...........             5,600           112,728
CEC Entertainment, Inc.*..................             9,800           464,422
Chicago Pizza & Brewery, Inc.*/\..........             6,300            93,996
CKE Restaurants, Inc.*/\..................            16,000           102,240
IHOP Corp.................................             6,700           257,816
Jack in the Box, Inc.*....................            11,600           247,776
Landry's Restaurants, Inc.................             7,300           187,756
Lone Star Steakhouse & Saloon, Inc........             5,200           120,536
O'Charley's, Inc.*/\......................             6,800           122,060
P.F. Chang's China Bistro, Inc.*/\........            10,500           534,240
Papa John's International, Inc.*/\........             3,800           126,844
Red Robin Gourmet Burgers*/\..............             3,200            97,408
Ryan's Family Steak Houses, Inc.*.........            14,250           215,745
Sonic Corp.*..............................            16,125           493,747
Steak N Shake Co.*........................             7,515           134,143
Triarc Cos., Class B......................            11,350           122,353
                                                               ---------------
                                                                     3,820,084
                                                               ---------------
Specialty Stores (1.8%)
A.C. Moore Arts & Crafts, Inc.*/\.........             4,300            82,818
American Greetings Corp., Class A*/\......            25,100           548,937
Big 5 Sporting Goods Corp.*...............             4,500            94,275
Bombay Co., Inc.*.........................            11,400            92,796
Boyds Collection Ltd.*/\..................            18,500            78,625
Central Garden & Pet Co.*.................             5,400           151,362
Charming Shoppes, Inc.*...................            34,600           186,840
Copart, Inc.*.............................            23,100           381,150
Dick's Sporting Goods, Inc.*/\............             4,300           209,238
Electronics Boutique Holdings Corp.*/\....             4,500           103,005
Guitar Center, Inc.*/\....................             4,600           149,868
Hancock Fabrics, Inc......................             6,000            86,880
Hibbett Sporting Goods, Inc.*.............             3,700           110,260
Hollywood Entertainment Corp.*............            18,000           247,500

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
(Continued) December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Jakks Pacific, Inc.*/\....................             8,300   $       109,228
Kirkland's, Inc.*.........................             4,200            74,172
Linens 'N Things, Inc.*...................            18,200           547,456
Movado Group, Inc.........................             3,200            90,336
Nelson (Thomas), Inc......................             5,000            96,650
PETCO Animal Supplies, Inc.*..............            12,200           371,490
Restoration Hardware, Inc.*...............            31,200           148,200
ShopKo Stores, Inc.*/\....................             9,300           141,825
Toro Co...................................            10,300           477,920
Tractor Supply Co.*.......................             9,900           385,011
Trans World Entertainment Corp.*/\........            14,300           101,816
Tuesday Morning Corp.*....................             4,600           139,150
United Auto Group, Inc....................             5,400           169,020
Yankee Candle Co., Inc.*..................            10,604           289,807
Zale Corp.*...............................             9,260           492,632
                                                               ---------------
                                                                     6,158,267
                                                               ---------------
Textiles & Apparel (1.0%)
Brown Shoe Co., Inc.......................             6,000           227,580
Genesco, Inc.*/\..........................             7,400           111,962
Guess?, Inc.*.............................             6,200            74,834
Jos. A. Bank Clothiers, Inc.*/\...........             5,200           180,388
K-Swiss, Inc., Class A....................             8,200           197,292
Kellwood Co...............................            11,200           459,200
OshKosh B'Gosh, Inc., Class A/\...........             3,920            84,123
Perry Ellis International, Inc.*..........             3,300            85,074
Phillips-Van Heusen Corp..................             8,500           150,790
Quicksilver, Inc.*/\......................            18,400           326,232
Russell Corp..............................             8,900           156,284
Stride Rite Corp..........................            12,500           142,250
Unifi, Inc.*..............................            17,700           114,165
Urban Outfitters, Inc.*/\.................             8,300           307,515
Warnaco Group, Inc.*......................            11,700           186,615
Wellman, Inc..............................            10,800           110,268
Wolverine World Wide, Inc.................            13,500           275,130
                                                               ---------------
                                                                     3,189,702
                                                               ---------------
   Total Consumer Discretionary...........                          45,320,641
                                                               ---------------
Consumer Staples (2.5%)
Beverages (0.1%)
Coca Cola Bottling Co.....................             1,600            85,584
National Beverage Corp.*..................             5,800            94,540
Peet's Coffee & Tea, Inc.*................             5,300            92,273
Robert Mondavi Corp., Class A*............             3,200           124,288
                                                               ---------------
                                                                       396,685
                                                               ---------------
Drug Retail (0.1%)
Duane Reade, Inc.*/\......................             7,300           123,516
Longs Drug Stores Corp....................            10,096           249,775
                                                               ---------------
                                                                       373,291
                                                               ---------------
Food Distributors (0.2%)
International Multifoods Corp.*...........             6,000           108,000
Interstate Bakeries Corp..................            15,200           216,296
Sanderson Farms, Inc......................             2,400            96,720
United Natural Foods, Inc.*...............             6,500           233,415
                                                               ---------------
                                                                       654,431
                                                               ---------------
Food Products (1.4%)
Alico, Inc./\.............................             2,600            90,376
American Italian Pasta Co.*/\.............             5,100           213,690
Chiquita Brands
 International, Inc.*/\...................            11,700           263,601
Corn Products International, Inc..........            14,800           509,860
Dimon, Inc................................            14,100            95,175
Farmer Brothers Co........................               300            93,375
Flowers Foods, Inc........................            10,625           274,125
Hain Celestial Group, Inc.*/\.............             7,600           176,396
Horizon Organic Holding Corp.*............             3,600            86,220
J & J Snack Foods Corp.*..................             2,400            90,624
Jarden Corp.*.............................             8,850           241,959
Lance, Inc................................             8,400           126,252
M & F Worldwide Corp.*....................             6,300            84,168
NBTY, Inc.*...............................            21,200           569,432
Pilgrim's Pride Corp., Class B............             6,200           101,246
Ralcorp Holdings, Inc.*...................            12,680           397,645
Riviana Foods, Inc........................             3,100            84,909
Seaboard Corp.............................               400           112,800
Sensient Technologies Corp................            13,400           264,918
Standard Commercial Corp..................             4,600            92,322
Standex International Corp................             3,700           103,600
Universal Corp............................             8,400           371,028
                                                               ---------------
                                                                     4,443,721
                                                               ---------------
Food Retail (0.4%)
Casey's General Stores, Inc...............            15,000           264,900
Great Atlantic & Pacific
   Tea Co., Inc.*/\.......................            12,600           105,840
Panera Bread Co., Class A*/\..............             9,400           371,582
Pathmark Stores, Inc.*....................            12,900            98,040
Ruddick Corp..............................            11,100           198,690
Smart & Final, Inc.*......................             9,800            98,784
Weis Markets, Inc.........................             3,800           137,940
Wild Oats Markets, Inc.*/\................             8,400           108,612
                                                               ---------------
                                                                     1,384,388
                                                               ---------------
Household Products (0.1%)
WD-40 Co..................................             5,600           198,016
                                                               ---------------
Personal Products (0.2%)
Chattem, Inc.*/\..........................             5,400            96,660
CSS Industries, Inc.......................             2,900            89,929
Elizabeth Arden, Inc.*....................             5,100           101,592
NU Skin Enterprises, Inc., Class A........            10,837           185,204
Playtex Products, Inc.*...................            13,400           103,582
Russ Berrie & Co., Inc....................             3,000           101,700
                                                               ---------------
                                                                       678,667
                                                               ---------------
   Total Consumer Staples.................                           8,129,199
                                                               ---------------
Energy (3.7%)
Integrated Oil & Gas (0.2%)
Cabot Oil & Gas Corp., Class A............             8,500           249,475
Meridian Resource Corp.*/\................            18,100           107,514
Stone Energy Corp.*.......................             7,656           324,997
                                                               ---------------
                                                                       681,986
                                                               ---------------
Oil & Gas Drilling (0.2%)
Grey Wolf, Inc.*..........................            57,100           213,554
Hydril Co.*...............................             4,700           112,471
Oil States International, Inc.*...........             8,600           119,884
Parker Drilling Co.*......................            36,000            91,800
                                                               ---------------
                                                                       537,709
                                                               ---------------
Oil & Gas Equipment & Services (1.0%)
Aquila, Inc.*.............................            62,400           211,536
Atwood Oceanics, Inc.*....................             3,200           102,208
Cal Dive International, Inc.*.............            11,928           287,584
Carbo Ceramics, Inc.......................             3,500           179,375
Dril-Quip, Inc.*..........................             5,600            91,280
Global Industries Ltd.*...................            24,100           124,115
Hanover Compressor Co.*/\.................            17,600           196,240
Input/Output, Inc.*.......................            21,000            94,710
Lone Star Technologies, Inc.*/\...........             8,500           135,830
Oceaneering International, Inc.*..........             7,600           212,800
Offshore Logistics, Inc.*/\...............             6,300           154,476
RPC, Inc..................................             8,500            93,415
Seacor Smit, Inc.*/\......................             5,750           241,673
Spinnaker Exploration Co.*................             8,364           269,906
Superior Energy Services, Inc.*...........            16,277           153,004
Swift Energy Co.*.........................             8,700           146,595
Universal Compression Holdings, Inc.*.....             5,700           149,112
Veritas DGC, Inc.*........................            10,400           108,992

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
(Continued) December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
W-H Energy Services, Inc.*/\..............             7,600   $       123,120
                                                               ---------------
                                                                     3,075,971
                                                               ---------------
Oil & Gas Exploration & Production (2.1%)
Berry Petroleum Co., Class A..............             5,400           109,350
Cimarex Energy Co.*.......................            14,100           376,329
Comstock Resources, Inc.*.................            14,401           277,939
Denbury Resources, Inc.*..................            11,600           161,356
Encore Acquisition Co.*/\.................             4,200           103,530
Energen Corp..............................            14,200           582,626
Energy Partners Ltd.*.....................             7,100            98,690
Evergreen Resources, Inc.*/\..............            16,000           520,160
Forest Oil Corp.*/\.......................            18,400           525,688
Harvest Natural Resources, Inc.*..........            12,100           120,395
Houston Exploration Co.*..................             4,600           167,992
KCS Energy, Inc.*.........................            11,500           121,325
Magnum Hunter Resources, Inc.*............            22,800           216,828
McMoRan Exploration Co.*/\................             5,300            99,375
Nuevo Energy Co.*.........................             6,000           145,020
Patina Oil & Gas Corp.....................            12,031           589,399
Penn Virginia Corp........................             2,500           139,125
Petroleum Development Corp.*..............             6,200           146,940
Plains Exploration & Production Co.*......            13,065           201,070
Plains Resources, Inc.*...................             6,800           109,140
Prima Energy Corp.*/\.....................             3,000           105,480
Quicksilver Resources, Inc.*..............             6,600           213,180
Range Resources Corp.*....................            17,800           168,210
Remington Oil & Gas Corp.*................             7,100           139,799
Resource America, Inc., Class A...........             6,800           102,000
Southwestern Energy Co.*..................            12,100           289,190
St. Mary Land & Exploration Co............             9,500           270,750
Tom Brown, Inc.*..........................            12,400           399,900
Unit Corp.*...............................            12,472           293,716
Vintage Petroleum, Inc....................            16,800           202,104
                                                               ---------------
                                                                     6,996,606
                                                               ---------------
Oil & Gas Refining & Marketing (0.2%)
Frontier Oil Corp.........................             8,844           152,294
Headwaters, Inc.*.........................             8,800           172,656
Holly Corp................................             3,400            93,500
Tesoro Petroleum Corp.*...................            19,600           285,572
                                                               ---------------
                                                                       704,022
                                                               ---------------
   Total Energy...........................                          11,996,294
                                                               ---------------
Financials (20.5%)
Banks (10.0%)
1st Source Corp...........................             4,251            91,439
ABC Bancorp...............................             5,200            83,044
Alabama National Bancorp..................             3,300           173,415
Allegiant Bancorp, Inc....................             4,400           123,420
Anchor Bancorp Wisconsin, Inc.............             7,000           174,300
Arrow Financial Corp......................             3,162            87,809
BancFirst Corp............................             1,500            88,053
Bank Atlantic Bancorp, Inc., Class A......            14,300           271,700
Bank Mutual Corp..........................            21,505           244,942
Bank of Granite Corp......................             4,512            98,271
Bank of the Ozarks, Inc...................             4,000            90,040
Bankunited Financial Corp.*...............             9,700           250,163
Banner Corp...............................             3,600            90,540
Bay View Capital Corp.....................            21,571            46,162
Berkshire Hills Bancorp, Inc..............             2,400            86,880
Brookline Bancorp, Inc....................            19,517           299,391
Bryn Mawr Bank Corp.......................             3,600            88,164
BSB Bancorp, Inc..........................             2,700           106,650
Camden National Corp......................             2,800            85,008
Capital City Bank Group, Inc..............             2,987           137,372
Capital Corp. of the West*................             2,300            91,172
Capitol Bancorp Ltd.......................             3,300            93,720
Cascade Bancorp...........................             4,400            84,744
Cathay General Bancorp....................             8,400           467,712
CB Bancshares, Inc........................             1,470            92,022
CCBT Financial Cos., Inc..................             3,400           118,830
Center Financial Corp.....................             3,700           100,825
Central Coast Bancorp*/\..................             4,900            88,886
Central Pacific Financial Corp............             4,900           147,196
CFS Bancorp, Inc..........................             6,100            90,524
Charter Financial Corp....................             2,600            96,902
Chemical Financial Corp...................             8,041           292,612
Chittenden Corp...........................            14,190           477,352
Citizens Banking Corp./\..................            17,500           572,600
Citizens, Inc., Class A*..................             9,737            91,820
City Bank Lynnwood WA.....................             2,764            89,830
City Holdings Co..........................             5,600           196,000
Columbia Bancorp..........................             3,000            95,850
Columbia Banking Systems, Inc.............             4,490            97,253
Commercial Capital Bancorp, Inc.*/\.......             4,300            92,063
Commercial Federal Corp...................            18,269           487,965
Commonwealth Telephone
   Enterprises, Inc.*/\...................             7,400           279,350
Community Bank System, Inc................             3,900           191,100
Community Banks, Inc......................             2,780           109,282
Community First Bankshares, Inc...........            12,400           358,856
Community Trust Bancorp, Inc..............             4,532           136,866
Connecticut Bancshares, Inc...............             3,700           190,698
CORUS Bankshares, Inc.....................             5,200           164,112
CVB Financial Corp........................            12,279           236,868
Dime Community Bancshares, Inc............             6,900           212,244
East-West Bancorp, Inc....................             9,500           509,960
Farmers Capital Bank Corp.................             2,500            85,025
Fidelity Bankshares, Inc..................             4,500           141,300
Financial Institutions, Inc...............             3,200            90,336
First Bancorp/NC..........................             2,800            87,948
First Busey Corp., Class A................             3,100            83,700
First Charter Corp........................            10,116           197,768
First Citizens BankShares, Inc.,
   Class A................................             2,100           255,213
First Commonwealth Financial Corp.........            20,026           285,571
First Community Bancorp...................             4,200           151,788
First Community Bancshares, Inc./Va.......             3,245           107,604
First Essex Bancorp, Inc..................             2,300           133,722
First Federal Capital Corp................             9,800           220,696
First Financial Bancorp...................            10,983           175,179
First Financial Bankshares, Inc...........             4,633           193,196
First Financial Corp......................             4,600           138,046
First Financial Holdings, Inc.............             4,300           134,418
First Indiana Corp........................             4,700            88,125
First Merchants Corp......................             6,258           159,704
First National Corp.......................             2,700            81,027
First OAK Brook Bancshares, Inc...........             2,900            87,029
First Place Financial Corp./Ohio..........             4,700            91,791
First Republic Bank.......................             3,500           125,300
First Sentinel Bancorp, Inc...............             7,482           157,571
First State Bancorp.......................             2,600            90,350
Firstbank Corp./MI........................             2,835            88,339
FirstFed America Bancorp, Inc.............             8,500           221,255
FirstFed Financial Corp.*.................             5,800           252,300
Flagstar Bancorp, Inc.....................             9,900           212,058
Flushing Financial Corp...................             4,800            87,744
Franklin Financial Corp...................             2,800            86,016
Frontier Financial Corp./\................             5,200           172,432
German American Bancorp...................             4,935            86,363
Glacier Bancorp, Inc......................             6,010           194,724
Gold Banc Corp., Inc......................            12,000           168,720

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EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Great Southern Bancorp, Inc...............             2,000   $        92,740
Greater Bay Bancorp.......................            20,900           595,232
Greene County Bancshares, Inc.............             3,400            79,152
Hancock Holding Co........................             4,550           248,293
Hanmi Financial Corp......................             4,000            79,080
Harbor Florida Bancshares, Inc............             7,100           210,941
Harleysville National Corp................             8,022           241,462
Hawthorne Financial Corp.*................             3,900           109,122
Heartland Financial USA, Inc..............             4,650            86,490
Humboldt Bancorp/\........................             5,000            87,600
IBERIABANK Corp...........................             2,300           135,700
Independent Bank Corp./Mass...............             4,000           115,280
Independent Bank Corp./Michigan...........             6,767           191,912
Integra Bank Corp.........................             5,156           113,313
Itla Capital Corp.*.......................             1,800            90,180
Lakeland Bancorp, Inc./\..................             5,410            86,885
Lakeland Financial Corp...................             2,400            84,768
Local Financial Corp.*....................             5,900           122,956
Macatawa Bank Corp........................             3,200            90,592
MAF Bancorp, Inc..........................             9,304           389,838
Main Street Banks, Inc....................             4,500           119,250
MASSBANK Corp.............................             2,100            89,460
MB Financial, Inc.........................             5,850           212,940
MBT Financial Corp........................             2,072            34,209
Mercantile Bank Corp......................             2,700            98,550
Merchants Bancshares, Inc.................             3,100            94,705
Mid-State Bancshares......................             8,000           203,520
Nara Bancorp, Inc.........................             3,700           101,010
NASB Financial, Inc.......................             2,200            92,202
National Penn Bancshares, Inc./\..........             7,348           236,018
NBC Capital Corp..........................             3,300            88,011
NBT Bancorp, Inc..........................            11,048           236,869
NetBank, Inc..............................            16,300           217,605
Northwest Bancorp, Inc....................             3,900            83,304
OceanFirst Financial Corp.................             3,200            86,912
Ocwen Financial Corp.*....................            15,800           139,988
Old Second Bancorp, Inc...................             2,300           113,850
Omega Financial Corp......................             2,800           107,772
Pacific Capital Bancorp...................            14,133           520,377
Pacific Union Bank........................             4,200           107,226
Peapack-Gladstone Financial Corp..........             2,700            83,700
Pennfed Financial Services, Inc...........             2,600            87,100
PennRock Financial Services Corp..........             2,870            89,200
People Holding Co.........................             2,850            94,050
Peoples Bancorp, Inc......................             3,610           106,531
PFF Bancorp, Inc..........................             4,300           156,004
PrivateBancorp, Inc.......................             2,300           104,696
Prosperity Bancshares, Inc................             4,400            99,088
Provident Bancorp, Inc....................             1,800            84,600
Provident Bankshares Corp.................             7,842           230,868
Provident Financial Services, Inc.........            20,600           389,340
Quaker City Bancorp, Inc..................             2,000            93,100
R & G Financial Corp., Class B............             6,200           246,760
Republic Bancorp, Inc.....................            19,232           259,440
Republic Bancorp, Inc./Kentucky...........             4,400            85,976
Republic Bancshares, Inc..................             2,900            91,263
Resource Bankshares Corp./VA..............             2,850            89,860
Riggs National Corp.......................             5,300            87,609
Royal Bancshares of Pennsylvania..........             3,300            84,150
S & T Bancorp, Inc........................             8,960           267,904
Sandy Spring Bancorp, Inc.................             4,900           183,260
Santander BanCorp.........................             3,400            82,790
Seacoast Banking Corp./Florida............             4,980            86,453
Seacoast Financial Services Corp./\.......             9,000           246,690
Second Bancorp, Inc.......................             3,200            84,480
Shore Bancshares, Inc./\..................             2,000            76,180
Silicon Valley Bancshares*/\..............            12,600           454,482
Simmons First National Corp., Class A.....             4,800   $       133,920
Sound Federal Bancorp, Inc................             5,400            84,186
South Financial Group, Inc................            20,670           575,866
Southern Financial Bancorp, Inc...........             2,090            90,016
Southwest Bancorp, Inc./\.................             5,200            92,976
Southwest Bancorporation of Texas, Inc....            12,000           466,200
State Bancorp, Inc........................             3,900            94,614
Staten Island Bancorp, Inc................            22,100           497,250
Sterling Bancorp-N Y......................             4,415           125,827
Sterling Bancshares, Inc./Texas...........            13,475           179,622
Sterling Financial Corp./PA...............             5,700           158,175
Sterling Financial Corp./WA*..............             5,060           173,204
Suffolk Bancorp...........................             3,700           127,761
Summit Bancshares, Inc./TX................             3,100            86,366
Sun Bancorp, Inc./NJ*.....................             3,900           102,960
Susquehanna Bancshares, Inc./\............            13,500           337,635
SY Bancorp, Inc...........................             3,800            78,128
Taylor Capital Group, Inc.................             3,500            93,205
Texas Regional Bancshares, Inc., Class A..             7,943           293,891
TierOne Corp.*............................             7,700           176,792
Tompkins Trustco, Inc.....................             2,770           127,558
TriCo Bancshares..........................             2,600            82,056
Troy Financial Corp.......................             2,400            84,000
Trust Co. of New Jersey...................             6,300           249,984
Trustco Bank Corp./New York...............            25,283           332,471
UCBH Holdings, Inc........................            16,476           642,070
Umpqua Holdings Corp......................             9,576           199,085
Union Bankshares Corp./\..................             2,700            82,350
United Community Banks, Inc...............             6,200           203,980
United Community Financial Corp...........            10,300           117,523
United National Bancorp...................             6,448           230,387
United PanAm Financial Corp.*/\...........             5,000            83,550
United Security Bancshares/AL.............             3,000            86,850
Unizan Financial Corp.....................             7,290           147,622
USB Holding Co., Inc......................             4,435            85,995
Virginia Commerce Bancorp*/\..............             3,100            99,293
Virginia Financial Group, Inc./\..........             2,600            92,352
W Holding Co., Inc........................            28,838           536,675
Washington Trust Bancorp..................             4,400           115,280
Waypoint Financial Corp...................            10,330           224,058
WesBanco, Inc.............................             6,100           168,909
West Bancorp..............................             5,500            95,150
West Coast Bancorp/Oregon.................             5,200           110,968
Western Sierra Bancorp, Class B*..........             2,000            94,000
Westfield Financial, Inc..................             3,600            85,536
Yardville National Bancorp................             3,700            95,238
                                                               ---------------
                                                                    32,726,757
                                                               ---------------
Diversified Financials (2.3%)
Accredited Home Lenders Holding Co.*/\....             3,300           100,980
Advanta Corp..............................             7,200            91,584
Affiliated Managers Group, Inc.*/\........             8,500           591,515
Amcore Financial, Inc.....................             8,400           226,968
AmericanWest Bancorp*/\...................             4,000            91,200
Bankrate, Inc.*/\.........................             6,400            79,232
Boston Private Financial Holdings, Inc./\.             6,800           168,912
Cash America International, Inc...........             9,500           201,210
CharterMac................................            14,000           295,820
Coastal Financial Corp....................             5,300            93,492
CoBiz, Inc................................             4,900            90,258
ComputCredit Corp.*......................              4,500            95,760
Credit Acceptance Corp.*..................             7,400           113,220
Euronet Worldwide, Inc.*/\................             5,700           102,600

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Farmer Mac, Class C*......................             2,900   $        92,684
First Niagara Financial Group, Inc........            30,114           449,000
First of Long Island Corp.................             2,000            86,000
Gabelli Asset Management, Class A/\.......             2,500            99,500
Gladstone Capital Corp....................             4,100            91,635
Horizon Financial Corp....................             5,000            87,550
Hudson River Bancorp......................             5,100           199,053
Interchange Financial Services Corp.......             3,800            96,140
Investment Technology Group, Inc.*........            16,000           258,400
iPayment, Inc.*...........................             3,200           108,800
Irwin Financial Corp......................             5,300           166,420
Knight Trading Group, Inc.*...............            31,400           459,696
MainSource Financial Group, Inc...........             3,150            96,610
MCG Capital Corp..........................             9,200           179,400
Metris Cos., Inc./\.......................            17,900            79,476
Midwest Banc Holdings, Inc................             3,750            83,438
New Century Financial Corp./\.............            12,050           478,023
Oriental Financial Group, Inc.............             4,793           123,172
Partners Trust Financial Group, Inc.......             3,300           112,200
Portfolio Recovery Associates, Inc.*/\....             4,200           111,510
Rewards Network, Inc.*/\..................             8,000            85,280
Saxon Capital, Inc.*......................             9,200           192,740
SoundView Technology Group, Inc.*.........             7,200           111,528
SWS Group, Inc............................             4,782            85,120
UMB Financial Corp........................             5,574           264,988
Westcorp..................................             6,960           254,388
WFS Financial, Inc.*/\....................             4,100           174,086
Wintrust Financial Corp./\................             8,400           378,840
World Acceptance Corp.*...................             5,100           101,541
WSFS Financial Corp.......................             2,000            89,700
                                                               ---------------
                                                                     7,539,669
                                                               ---------------
Insurance (2.4%)
21st Century Insurance Group..............             7,800           107,250
Alfa Corp.................................            11,500           147,890
Allmerica Financial Corp.*/\..............            21,100           649,247
AmerUs Group Co...........................            15,900           556,023
Argonaut Group, Inc.*.....................            12,900           200,466
Baldwin & Lyons, Inc......................             3,500            98,210
CNA Surety Corp.*.........................             9,400            89,394
Commerce Group, Inc.......................             7,900           312,050
Corvel Corp.*.............................             2,450            92,120
Crawford & Co., Class B...................            12,100            85,426
Delphi Financial Group, Inc., Class A.....             8,313           299,268
Enstar Group, Inc.*/\.....................             2,000            94,102
FBL Financial Group, Inc., Class A                     3,974           102,529
Fremont General Corp......................            20,716           350,307
Great American Financial Resources, Inc...             5,900            95,698
Harleysville Group, Inc...................            10,200           202,878
Hilb, Rogal & Hamilton Co.................            10,700           343,149
Horace Mann Educators Corp................            13,300           185,801
Infinity Property & Casualty Corp                      4,200           138,810
Kansas City Life Insurance Co.............             1,800            83,160
LandAmerica Financial Group, Inc..........             6,300           329,238
Lennox International, Inc.................            14,901           248,847
Midland Co................................             3,900            92,118
National Western Life Insurance
   Co., Class A*..........................               700           108,395
Navigators Group, Inc.*...................             2,600            80,262
Ohio Casualty Corp.*/\....................            18,800   $       326,368
Phoenix Cos., Inc./\......................            39,800           479,192
Presidential Life Corp....................             7,000            92,120
ProAssurance Corp.*/\.....................             8,064           259,258
RLI Corp..................................             6,150           230,379
Safety Insurance Group, Inc...............             5,100            87,261
Selective Insurance Group, Inc............             9,100           294,476
State Auto Financial Corp.................             4,100            95,899
Stewart Information Services Corp                      5,700           231,135
Triad Guaranty, Inc.*/\...................             2,600           130,910
UICI*.....................................            12,700           168,656
United Fire & Casualty Co.................             2,400            96,864
Universal American Financial Corp.*.......            18,100           179,371
USI Holdings Corp.*.......................             7,600            99,180
Zenith National Insurance Corp./\.........             3,000            97,650
                                                               ---------------
                                                                     7,961,357
                                                               ---------------
Real Estate (5.8%)
Acadia Realty Trust (REIT)................             7,200            90,000
Alexander's, Inc. (REIT)*/\...............               800            99,728
Alexandria Real Estate Equities,
   Inc. (REIT)............................             6,500           376,350
American Home Mortgage
   Investment Corp. (REIT)................             7,764           174,768
AMLI Residential Properties
   Trust (REIT)/\.........................             5,400           144,720
Anthracite Capital, Inc. (REIT)...........            16,200           179,334
Anworth Mortgage Asset Corp...............            12,600           175,518
Avatar Holdings, Inc.*....................             2,600            96,044
Bedford Property Investors, Inc.(REIT)....             4,500           128,835
Brandywine Realty Trust (REIT)............            12,200           326,594
Capital Automotive Real Estate
   Investment Trust (REIT)................             8,400           268,800
Capstead Mortgage Corp. (REIT)/\..........             6,000           100,680
Colonial Properties Trust (REIT)/\........             5,900           233,640
Commercial Net Lease Realty (REIT)........            14,000           249,200
Cornerstone Realty Income Trust,
   Inc. (REIT)............................            18,500           162,060
Corporate Office Properties
   Trust (REIT)...........................             9,900           207,900
Correctional Properties Trust (REIT)......             3,500           100,800
Corrections Corp. of America*.............            11,919           343,625
Criimi MAE, Inc. (REIT)*..................             7,600            79,268
EastGroup Properties (REIT)...............             8,400           271,992
Entertainment Properties Trust (REIT).....             6,800           236,028
Equity Inns, Inc. (REIT)..................            13,800           124,890
Equity One, Inc. (REIT)...................             9,970           168,294
Essex Property Trust, Inc. (REIT).........             6,100           391,742
FelCor Lodging Trust, Inc. (REIT)*/\......            16,613           184,072
First Industrial Realty Trust,
   Inc. (REIT)/\..........................            13,300           448,875
Gables Residential Trust (REIT)...........             9,400           326,556
Getty Realty Corp. (REIT).................             8,800           230,120
Glenborough Realty Trust, Inc. (REIT).....             5,900           117,705
Glimcher Realty Trust (REIT)/\............            10,400           232,752
Great Lakes REIT, Inc. (REIT).............             5,400            84,780
Health Care REIT, Inc. (REIT).............            19,300           694,800
Heritage Property Investment
   Trust (REIT)...........................             6,300           179,235
Highwoods Properties, Inc. (REIT).........            18,200           462,280
Home Properties, Inc. (REIT)..............            11,000           444,290

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EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Impac Mortgage Holdings,
   Inc. (REIT)............................            21,800   $       396,978
Innkeepers USA Trust (REIT)...............             9,900            82,863
Investors Real Estate
   Trust (REIT)...........................            12,200           120,780
Jones Lang LaSalle, Inc.*/\...............            10,500           217,665
Keystone Property Trust (REIT)............            10,600           234,154
Kilroy Realty Corp. (REIT)................             8,700           284,925
Koger Equity, Inc. (REIT).................             6,400           133,952
Kramont Realty Trust (REIT)...............             7,200           130,320
La Quinta Corp.*..........................            46,950           300,949
LaSalle Hotel Properties (REIT)...........            11,300           209,615
Lexington Corp. Properties
   Trust (REIT)...........................            12,900           260,451
LTC Properties, Inc. (REIT)...............             7,100           104,654
Manufactured Home
   Communities, Inc. (REIT)...............             4,700           176,955
MeriStar Hospitality
   Corp. (REIT)*..........................            17,978           117,037
MFA Mortgage Investments,
   Inc. (REIT)............................            20,100           195,975
Mid America Apartment
   Communities, Inc. (REIT)/\.............             5,500           184,690
Mission West Properties,
   Inc. (REIT)/\..........................             6,700            86,765
National Health Investors,
   Inc. (REIT)............................             7,500           186,600
National Health Realty,
   Inc. (REIT)............................             5,100           100,470
Nationwide Health Properties,
   Inc. (REIT)............................            20,000           391,000
Newcastle Investment
   Corp. (REIT)...........................            11,900           322,490
Novastar Financial, Inc. (REIT)/\.........             9,000           386,640
OMEGA Healthcare Investors,
   Inc. (REIT)............................            11,200           104,496
Parkway Properties, Inc. (REIT)/\.........             3,200           133,120
Pennsylvania Real Estate
   Investment Trust (REIT)................             9,794           355,522
Post Properties, Inc. (REIT)/\............            10,700           298,744
Prentiss Properties Trust (REIT)..........            11,200           369,488
PS Business Parks, Inc.,
   Class A (REIT).........................             4,400           181,544
RAIT Investment Trust (REIT)..............            10,300           263,680
Ramco-Gershenson Properties
   Trust (REIT)...........................             3,600           101,880
Reckson Associates Realty
   Corp. (REIT)...........................            17,000           413,100
Redwood Trust, Inc. (REIT)................             4,300           218,655
Saul Centers, Inc. (REIT)/\...............             3,700           106,079
Senior Housing Properties
   Trust (REIT)...........................            15,400           265,342
SL Green Realty Corp. (REIT)..............            11,300           463,865
Sovran Self Storage, Inc. (REIT)/\........             4,400           163,460
Summit Properties, Inc. (REIT)............            11,800           283,436
Sun Communities, Inc. (REIT)..............             4,700           181,890
Tanger Factory Outlet
   Centers (REIT).........................             2,400            97,680
Tarragon Realty Investors,
   Inc. (REIT)*...........................             5,600            92,456
Taubman Centers, Inc. (REIT)..............            18,500           381,100
Town & Country Trust (REIT)/\.............             4,900           124,215
Trammell Crow Co. (REIT)*.................            10,500           139,125
U.S. Restaurant Properties,
   Inc. (REIT)............................             7,600           129,504
Universal Health Realty
   Income (REIT)..........................             3,700           111,370
Urstadt Biddle Properties, Inc.,
   Class A (REIT).........................             7,100   $       100,465
Ventas, Inc. (REIT).......................            25,200           554,400
Washington Real Estate
   Investment Trust (REIT)................            12,400           362,080
Winston Hotels, Inc. (REIT)...............             8,500            86,700
                                                               ---------------
                                                                    18,845,599
                                                               ---------------
   Total Financials.......................                          67,073,382
                                                               ---------------
Health Care (12.5%)
Biotechnology (2.8%)
Abgenix, Inc.*/\..........................            29,800           371,308
Aksys Ltd.*/\.............................            11,100            98,013
Alkermes, Inc.*/\.........................            21,800           294,300
Antigenics, Inc.*/\.......................             8,800            99,616
Applera Corp.-Celera
   Genomics Group*........................            24,400           339,404
Cambrex Corp..............................             6,600           166,716
Cell Therapeutics, Inc.*/\................            10,561            91,881
Ciphergen Biosystems, Inc.*/\.............             8,600            96,664
CV Therapeutics, Inc.*/\..................             9,556           140,091
Decode Genetics, Inc.*/\..................            15,500           126,945
Dendreon Corp.*...........................            11,100            89,466
Digene Corp.*.............................             4,200           168,420
Discovery Laboratories, Inc.*/\...........            12,200           127,978
Dov Pharmaceutical, Inc.*/\...............             8,300           111,801
Enzo Biochem, Inc.*/\.....................             7,598           136,080
Enzon Pharmaceuticals, Inc.*/\............            14,700           176,400
Exact Sciences Corp.*/\...................             8,600            87,032
Exelixis, Inc.*...........................            16,700           118,236
Genencor International, Inc.*.............             5,700            89,775
Geron Corp.*/\............................            20,700           206,379
Ilex Oncology, Inc.*......................            13,061           277,546
Immunomedics, Inc.*/\.....................            23,200           105,792
Incyte Pharmaceuticals, Inc.*.............            24,300           166,212
Indevus Pharmaceuticals, Inc.*/\..........            14,400            84,816
Integra LifeSciences
   Holdings Corp.*........................             6,000           171,780
InterMune, Inc.*/\........................             8,500           196,860
Interpore International, Inc.*............             7,700           100,100
Inverness Medical
   Innovations, Inc.*/\...................             4,000            87,120
Isis Pharmaceuticals, Inc.*/\.............            15,300            99,450
Kensey Nash Corp.*/\......................             4,100            95,325
Kosan Biosciences, Inc.*..................             9,100            89,726
Landauer, Inc.............................             2,700           110,106
Lexicon Genetics, Inc.*...................            14,280            84,109
Martek Biosciences Corp.*/\...............             9,268           602,142
Maxygen, Inc.*............................             9,000            95,670
Medarex Inc.*/\...........................            25,000           155,750
Medicines Co.*............................            14,200           418,332
Merit Medical Systems, Inc.*..............             7,512           167,217
Myriad Genetics, Inc.*/\..................             9,200           118,312
Nabi Biopharmaceuticals*..................            15,157           192,646
Onyx Pharmaceuticals, Inc.*/\.............             9,900           279,477
Peregrine Pharmaceuticals, Inc.*/\........            38,200            84,422
Regeneration Technologies, Inc.*..........             7,900            86,584
Regeneron
   Pharmaceuticals, Inc.*/\...............            11,600           170,636
Savient Pharmaceuticals, Inc.*/\..........            19,000            87,590
Sciclone Pharmaceuticals, Inc.*...........            15,000           101,700
SuperGen, Inc.*/\.........................            10,700           117,700
Telik, Inc.*/\............................            13,500           310,635
Transkaryotic Therapies, Inc.*............            10,000           156,100
TRC Cos., Inc.*...........................             4,200            88,452
TriPath Imaging, Inc.*....................             9,500            74,100
Tularik, Inc.*/\..........................            20,800           335,920
U.S. Onconlogy, Inc.*.....................            23,358           251,332

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
United Therapeutics Corp.*/\..............             5,880   $       134,946
Vertex Pharmaceuticals, Inc.*.............            26,000           265,980
                                                               ---------------
                                                                     9,101,090
                                                               ---------------
Health Care Equipment & Services (7.0%)
Accredo Health, Inc.*/\...................            19,200           606,912
Advanced Medical Optics, Inc.*/\..........             9,800           192,570
Advanced Neuromodulation
   Systems, Inc.*/\.......................             6,150           282,777
Alaris Medical Systems, Inc.*.............             6,000            91,260
Albany Molecular
   Research, Inc.*/\......................             8,900           133,678
Align Technology, Inc.*...................            15,000           247,800
American Healthways, Inc.*................             8,900           212,443
American Medical Security
   Group, Inc.*...........................             3,900            87,438
American Medical Systems
   Holdings, Inc.*/\......................             7,000           152,600
AMERIGROUP Corp.*/\.......................             8,100           345,465
Amsurg Corp.*/\...........................             6,000           227,340
Arrow International, Inc..................             7,800           194,844
Arthrocare Corp.*.........................             6,000           147,000
Aspect Medical Systems, Inc.*/\...........             9,400           107,254
Beverly Enterprises, Inc.*/\..............            31,000           266,290
Biolase Technology, Inc.*/\...............             7,400           122,840
BioReliance Corp.*........................             2,200           105,204
Biosite, Inc.*/\..........................             3,556           102,946
Bruker BioSciences Corp.*.................            16,943            77,091
Cardiac Science, Inc.*....................            22,900            91,371
Cardiodynamics
   International Corp.*...................            15,600            93,132
Cell Genesys, Inc.*/\.....................            11,700           151,398
Centene Corp.*/\..........................             5,900           165,259
Closure Medical Corp.*/\..................             2,700            91,611
Cole National Corp.*......................             4,100            82,000
Conceptus, Inc.*/\........................            16,100           170,982
Conmed Corp.*.............................             9,800           233,240
Cooper Cos., Inc..........................            12,500           589,125
Covance, Inc.*/\..........................            24,300           651,240
CTI Molecular Imaging, Inc.*/\............             8,200           138,662
Curative Health Services, Inc.*/\.........             6,600            91,080
Cyberonics, Inc.*/\.......................             6,800           217,668
Cytyc Corp.*..............................            44,700           615,072
Dade Behring Holdings, Inc.*..............            16,300           582,562
Datascope Corp............................             3,600           129,060
Dendrite International, Inc.*.............            10,100           158,267
Diagnostic Products Corp..................             6,900           316,779
Diversa Corp.*............................            10,900           100,825
DJ Orthopedics, Inc.*.....................             3,600            96,480
Dynacq Healthcare, Inc.*/\................            12,400            95,232
Eclipsys Corp.*...........................            11,800           137,352
Epix Medical, Inc.*.......................             4,600            74,888
Gen-Probe, Inc.*..........................            19,100           696,577
Genesis HealthCare Corp.*.................             4,100            93,398
Gentiva Health Services, Inc.*............             8,500           107,440
Haemonetics Corp.*........................             5,400           129,006
Hanger Orthopedic Group, Inc.*............             7,000           108,990
HealthExtras, Inc.*/\.....................             6,900            92,460
Hologic, Inc.*/\..........................             6,700           116,111
Hooper Holmes, Inc........................            19,300           119,274
I-Stat Corp.*.............................             6,600           100,980
ICU Medical, Inc.*/\......................             3,600           123,408
Igen International, Inc.*.................             6,100           359,351
Immucor, Inc.*............................             6,350           129,477
Inamed Corp.*.............................            10,888           523,277
Intuitive Surgical, Inc.*/\...............            13,100           223,879
Invacare Corp.............................             8,900           359,293
Inveresk Research Group, Inc.*............            10,100           249,773
Kindred Healthcare, Inc.*/\...............             4,000           207,920
Kyphon, Inc.*.............................             6,100   $       151,463
LabOne, Inc.*.............................             3,000            97,410
Laserscope*...............................             7,000           109,130
Lifeline Systems, Inc.*...................             4,600            87,400
LifePoint Hospitals, Inc.*/\..............            12,700           374,015
MedQuist, Inc.*...........................             5,500            88,330
Mentor Corp...............................            13,800           332,028
Mine Safety Appliances Co.................             2,100           166,971
Molecular Devices Corp.*/\................             4,700            89,253
National Healthcare Corp.*................             4,600            91,540
Nektar Therapeutics*/\....................            15,900           216,399
Neopharm, Inc.*/\.........................             5,601           102,610
Oakley, Inc...............................             8,400           116,256
Ocular Sciences, Inc.*/\..................             6,300           180,873
Odyssey HealthCare, Inc.*/\...............            10,875           318,202
Option Care, Inc.*........................             9,000            96,120
OraSure Technologies, Inc.*...............            13,100           104,276
Orthodontic Centers of
   America, Inc.*/\.......................            17,100           137,655
Orthologic Corp.*.........................            12,300            75,399
Osteotech, Inc.*..........................            11,600           102,080
Parexel International Corp.*..............             8,700           141,462
Pediatrix Medical Group, Inc.*............             9,700           534,373
PolyMedica Corp./\........................             6,130           161,280
Possis Medical, Inc.*.....................             5,700           112,575
Priority Healthcare Corp.,
   Class B*/\.............................            11,700           282,087
Province Healthcare Co.*..................            15,600           249,600
PSS World Medical, Inc.*..................            23,000           277,610
Q-Med, Inc.*..............................             3,600            40,500
RehabCare Group, Inc.*....................             5,400           114,804
Select Medical Corp.......................            15,600           253,968
Serologicals Corp.*/\.....................             7,700           143,220
Sierra Health Services, Inc.*/\...........             7,900           216,855
Sola International, Inc.*.................            10,300           193,640
SonoSite, Inc.*...........................             4,780           102,483
Specialty Laboratories, Inc.*.............             5,900            99,061
Stewart Enterprises, Inc.*/\..............            32,800           186,304
Sunrise Senior Living, Inc.*/\............             5,700           220,818
Sybron Dental Specialties, Inc.*..........            12,900           362,490
Synovis Life Technologies, Inc.*..........             3,700            75,258
Tanox, Inc.*..............................             8,100           120,285
Techne Corp.*.............................            16,200           612,036
Therasense, Inc.*/\.......................             8,200           166,460
Thoratec Corp.*/\.........................            16,155           210,177
United Surgical Partners
   International, Inc. */\................             5,800           194,184
USANA Health Sciences, Inc.*/\............             3,000            91,800
VCA Antech, Inc.*.........................            10,300           319,094
Ventana Medical Systems, Inc.*/\..........             4,200           165,480
Viasys Healthcare, Inc.*..................            10,100           208,060
VistaCare, Inc., Class A*.................             3,900           137,085
Visx, Inc.*...............................            12,900           298,635
Vital Images, Inc.*.......................             4,900            87,416
Vital Signs, Inc..........................             2,700            88,290
VitalWorks, Inc.*.........................            17,100            75,582
Wilson Greatbatch
   Technologies, Inc.*....................             6,800           287,436
Wright Medical Group, Inc.*...............             5,300           161,332
Young Innovations, Inc....................             2,500            90,000
Zoll Medical Corp.*/\.....................             2,900           102,892
                                                               ---------------
                                                                    22,739,693
                                                               ---------------
Pharmaceuticals (2.7%)
aaiPharma, Inc.*/\........................             4,700           118,064
Able Laboratories, Inc.*/\................             5,300            95,771
Adolor Corp.*.............................            13,400           268,268
Alexion Pharmaceuticals, Inc.*/\..........             6,680           113,694

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares          (Note 1)
------------------------------------------------------------------------------
Alpharma, Inc., Class A...................            13,100   $       263,310
Ariad Pharmaceuticals, Inc.*..............            13,800           102,810
AtheroGenics, Inc.*/\.....................            12,400           185,380
Atrix Labs, Inc.*/\.......................             7,000           168,280
Bentley Pharmaceuticals, Inc.*............             6,200            82,460
BioMarin Pharmaceuticals, Inc.*...........            21,468           166,785
Bone Care International, Inc.*............             6,600            84,084
Bradley Pharmaceuticals, Inc.*/\..........             3,300            83,919
Cima Labs, Inc.*..........................             4,900           159,838
Columbia Laboratories, Inc.*..............            13,200            83,160
Connetics Corp.*..........................             9,477           172,102
Corixa Corp.*/\...........................            15,304            92,436
Cubist Pharmaceuticals, Inc.*/\...........            13,149           159,892
CuraGen Corp.*............................            14,500           106,285
D&K Healthcare Resources, Inc.............             6,800            92,208
Delta & Pine Land Co......................            16,400           416,560
Encysive Pharmaceuticals, Inc.*...........            15,000           134,250
Esperion Therapeutics, Inc.*/\............            11,400           394,554
First Horizon Pharmaceutical Corp.*.......             8,000            89,600
Genta, Inc.*/\............................            15,900           165,519
Guilford Pharmaceuticals, Inc.*/\.........            13,100            88,818
Hi-Tech Pharmacal Co., Inc.*..............             4,400           103,400
Hollis-Eden Pharmaceuticals*..............            15,000           165,150
Immunogen, Inc.*..........................            20,200           102,010
Impax Laboratories, Inc.*.................            10,200           146,778
Inspire Pharmaceuticals, Inc.*............             9,500           134,520
Kos Pharmaceuticals, Inc.*................             4,800           206,592
KV Pharmaceutical Co.*/\..................            11,000           280,500
Lannett Co., Inc.*........................             4,600            77,326
Ligand Pharmaceuticals, Inc., Class B*/\..            25,600           376,064
MGI Pharma, Inc.*.........................            12,600           518,490
NeighborCare, Inc.*.......................             8,200           161,950
Noven Pharmaceuticals, Inc.*..............             7,100           107,991
NPS Pharmaceuticals, Inc.*/\..............             9,984           306,908
OSI Pharmaceuticals, Inc.*/\..............            16,100           518,581
Penwest Pharmaceuticals Co.*/\............             5,700            98,496
Perrigo Co................................            20,700           325,404
Pharmacopeia, Inc.*.......................             8,000           113,680
Pozen, Inc.*..............................             7,700            78,540
Praecis Pharmaceuticals, Inc.*............            15,200            97,888
Progenics Pharmaceuticals, Inc.*..........             5,300            99,958
Salix Pharmaceuticals Ltd.*...............             6,100           138,287
SupportSoft, Inc.*........................            15,700           206,455
Trimeris, Inc.*/\.........................             4,632            97,180
Vicuron Pharmaceuticals, Inc.*............            15,700           292,805
West Pharmaceutical Services, Inc.........             3,657           123,972
Zymogenetics, Inc.*/\.....................             6,800           105,400
                                                               ---------------
                                                                     8,872,372
                                                               ---------------
   Total Health Care......................                          40,713,155
                                                               ---------------
Industrials (14.8%)
Aerospace & Defense (0.9%)
AAR Corp.*................................            10,850           162,208
Aeroflex, Inc.*...........................            19,450           227,370
Armor Holdings, Inc.*.....................             6,904           181,644
Curtiss-Wright Corp.......................             5,600           252,056
DRS Technologies, Inc.*...................             8,232           228,685
GenCorp, Inc..............................            10,600           114,162
Herley Industries, Inc.*..................             4,600            95,220
Hexcel Corp.*.............................            14,300           105,963
Kaman Corp., Class A......................             7,400            94,202
Moog, Inc., Class A*......................             5,182           255,991
MTC Technologies, Inc.*...................             3,000            96,660
Orbital Sciences Corp.*/\.................            15,600           187,512
Sequa Corp., Class A*/\...................             1,800            88,200
Teledyne Technologies, Inc.*..............            10,968           206,747
Titan Corp.*..............................            31,200   $       680,472
United Industrial Corp....................             5,100            92,055
                                                               ---------------
                                                                     3,069,147
                                                               ---------------
Air Freight & Couriers (0.1%)
EGL, Inc.*/\..............................            10,700           187,892
Pacer International, Inc.*................             7,600           153,672
                                                               ---------------
                                                                       341,564
                                                               ---------------
Airlines (0.9%)
Airtran Holdings, Inc.*/\.................            25,800           307,020
Alaska Air Group, Inc.*...................             8,000           218,320
America West Holdings Corp., Class B*/\...            10,100           125,240
AMR Corp.*/\..............................            60,400           782,180
Atlantic Coast Airlines Holdings, Inc.*/\.            14,100           139,590
Continental Airlines, Inc., Class B*/\....            22,300           362,821
ExpressJet Holdings, Inc.*................            10,200           153,000
Frontier Airlines, Inc.*..................            11,800           168,268
MAIR Holdings, Inc.*......................            11,700            85,176
Mesa Air Group, Inc.*/\...................             8,900           111,428
Northwest Airlines Corp.*/\...............            20,600           259,972
Skywest, Inc..............................            19,600           355,152
                                                               ---------------
                                                                     3,068,167
                                                               ---------------
Airport Services (0.0%)
World Fuel Services Corp..................             3,200           108,640
                                                               ---------------
Building Products (0.7%)
Aaon, Inc.*...............................             4,500            87,345
Centex Construction Products, Inc.........             2,200           132,594
ElkCorp...................................             6,600           176,220
Griffon Corp.*/\..........................             8,300           168,158
LSI Industries, Inc.......................             7,350            99,225
Monaco Coach Corp.*.......................             8,650           205,870
NCI Building Systems, Inc.*...............             6,400           152,960
Simpson Manufacturing Co., Inc.*..........             5,000           254,300
SurModics, Inc.*/\........................             4,700           112,330
Trex Co., Inc.*...........................             2,500            94,950
William Lyon Homes, Inc.*/\...............             1,400            87,878
York International Corp...................            16,100           592,480
                                                               ---------------
                                                                     2,164,310
                                                               ---------------
Commercial Services & Supplies (4.5%)
ABM Industries, Inc.......................            12,800           222,848
Administaff, Inc.*........................             6,700           116,446
Advisory Board Co.*.......................             3,300           115,203
Alderwoods Group, Inc.*...................            12,600           118,692
American States Water Co..................             5,150           128,750
AMN Healthcare Services, Inc.*/\..........             6,106           104,779
Arbitron, Inc.*...........................            10,100           421,372
Banta Corp................................             8,000           324,000
Bowne & Co., Inc..........................            11,400           154,584
Brady Corp., Class A......................             6,000           244,500
Bright Horizons Family Solutions, Inc.*...             4,000           168,000
Brink's Co................................            22,600           510,986
CACI International, Inc., Class A*........            11,600           563,992
Calgon Carbon Corp........................            14,200            88,182
California Water Service Group............             5,300           145,220
Casella Waste Systems, Inc.*..............             7,100            97,199
Catalina Marketing Corp.*.................            13,000           262,080
CDI Corp..................................             4,100           134,275
Central Parking Corp./\...................             6,200            92,566
Century Business Services, Inc.*..........            24,700           110,409
Charles River Associates, Inc.*...........             2,700            86,373
Clark, Inc.*..............................             5,300           101,972
Coinstar, Inc.*/\.........................             7,400           133,644
Consolidated Graphics, Inc.*..............             3,800           120,004
CoStar Group, Inc.*.......................             6,800           283,424

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31,2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares          (Note 1)
------------------------------------------------------------------------------
Cross Country Healthcare, Inc.*/\.........             6,500   $        96,980
Digital River, Inc.*/\....................             9,200           203,320
Ennis Business Forms, Inc.................             6,000            91,800
EPIQ Systems, Inc.*/\.....................             4,950            84,794
Financial Federal Corp.*..................             4,900           149,695
Forrester Research, Inc.*/\...............             4,700            83,989
FTI Consulting, Inc.*/\...................            13,975           326,596
G&K Services, Inc., Class A...............             5,800           213,150
Gevity HR, Inc............................             4,300            95,632
Gundle/SLT Environmental, Inc.*...........             4,700            97,572
Heidrick & Struggles, Inc.*/\.............             5,500           119,900
Imagistics International, Inc.*...........             5,300           198,750
Kelly Services, Inc., Class A.............             5,700           162,678
KFX, Inc.*................................            11,900            89,845
Korn/Ferry International*/\...............            10,792           143,965
Kroll, Inc.*/\............................            12,200           317,200
Labor Ready, Inc.*/\......................            13,550           177,505
Maximus, Inc.*............................             5,200           203,476
Medical Staffing Network
   Holdings, Inc.*/\......................             9,300           101,835
Memberworks, Inc.*/\......................             3,000            81,510
Mobile Mini, Inc.*/\......................             4,468            88,109
MPS Group, Inc.*..........................            32,017           299,359
National Processing, Inc.*/\..............             3,700            87,135
Navigant International, Inc.*/\...........             6,200            85,870
NCO Group, Inc.*/\........................             6,200           141,174
New England Business Services, Inc........             3,400           100,300
Newpark Resources, Inc.*/\................            24,600           117,834
Paxar Corp.*..............................             9,400           125,960
Pegasus Solutions, Inc.*..................             8,450            88,471
Pegasystems, Inc.*........................            11,600            99,992
Plexus Corp.*.............................            13,600           233,512
Prepaid Legal Services, Inc.*/\...........             5,300           138,436
PRG-Schultz International, Inc.*..........            18,500            90,650
Quanta Services, Inc.*/\..................            24,800           181,040
Raven Industries, Inc.....................             3,400           100,300
Renaissance Learning, Inc.*/\.............             3,700            89,096
Resources Connection, Inc.*...............             6,700           182,977
Right Management Consultants, Inc.*.......             5,600           104,496
Rollins, Inc..............................             6,450           145,447
Roto-Rooter, Inc..........................             3,300           152,130
S1 Corp.*.................................            35,000           281,750
Schawk, Inc...............................             6,600            89,958
SFBC International, Inc.*/\...............             3,000            79,680
SM&A Corp.*...............................             7,800            91,260
SOURCECORP, Inc.*.........................             5,200           133,276
Spherion Corp.*...........................            20,080           196,583
SPSS, Inc.*...............................             4,700            84,036
Startek, Inc..............................             3,600           146,844
Strayer Education, Inc....................             4,500           489,735
Sylvan Learning Systems, Inc.*............            11,800           339,722
Syntel, Inc...............................             3,900            96,369
Tejon Ranch Co.*..........................             2,300            94,323
Tetra Tech, Inc.*.........................            20,915           519,947
Tetra Technologies, Inc.*.................             6,800           164,832
Transmontaigne, Inc.*.....................            14,600            94,170
Unifirst Corp.............................             4,200            99,582
URS Corp.*................................             5,400           135,054
ValueClick, Inc.*.........................            22,400           203,392
Volt Information Sciences, Inc.*..........             4,200            94,920
Waste Connections, Inc.*/\................             9,600           362,592
Watson Wyatt & Co. Holdings*..............            11,200           270,480
                                                               ---------------
                                                                    14,610,485
                                                               ---------------
Construction & Engineering (1.2%)
Ameron International Corp.................             2,600            90,194
Apogee Enterprises, Inc...................             7,700            87,395

------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares          (Note 1)
------------------------------------------------------------------------------
Beazer Homes USA, Inc.....................             5,375   $       524,923
Brookfield Homes Corp.....................             5,300           136,581
Dominion Homes, Inc.*.....................             3,000            90,990
Dycom Industries, Inc.*...................            19,733           529,239
EMCOR Group, Inc.*........................             4,400           193,160
Insituform Technologies, Inc., Class A*/\.             7,600           125,400
Kaydon Corp...............................             8,800           227,392
M/I Schottenstein Homes, Inc..............             3,500           136,675
Palm Harbor Homes, Inc.*/\................             5,800           103,646
Perini Corp.*.............................             9,700            88,755
Shaw Group, Inc.*/\.......................            19,600           266,952
Skyline Corp..............................             2,600            90,662
Technical Olympic USA, Inc.*/\............             3,300            90,849
Thomas Industries, Inc....................             3,200           110,912
USG Corp.*/\..............................            12,400           205,468
Walter Industries, Inc....................             9,500           126,825
Washington Group International, Inc.*.....             8,500           288,745
Watts Water Technologies, Inc., Class A...             4,300            95,460
WCI Communities, Inc.*/\..................             5,700           117,477
                                                               ---------------
                                                                     3,727,700
                                                               ---------------
Electrical Equipment (1.4%)
Acuity Brands, Inc........................            14,125           364,425
Advanced Energy Industries, Inc.*/\.......             5,700           148,485
Artisan Components, Inc.*/\...............             5,900           120,950
Barnes Group, Inc.........................             4,200           135,702
Belden, Inc...............................             7,600           160,284
Benchmark Electronics, Inc.*..............            12,550           436,865
C&D Technology, Inc.......................             6,900           132,273
EDO Corp..................................             5,300           130,645
Encore Wire Corp.*........................             5,300            93,863
ESCO Technologies, Inc.*..................             4,052           176,870
Esterline Technologies Corp.*.............             7,100           189,357
Excel Technology, Inc.*...................             3,092           101,603
FEI Co.*..................................             8,244           185,490
Flir Systems, Inc.*/\.....................            11,200           408,800
General Cable Corp........................            11,300            92,095
Genlyte Group, Inc.*......................             4,100           239,358
GrafTech International Ltd.*..............            28,500           384,750
Ii-Vi, Inc.*..............................             3,700            95,460
Medis Technologies Ltd.*/\................             9,900           105,930
MKS Instruments, Inc.*/\..................             8,900           258,100
Universal Display Corp.*..................             6,100            83,387
Varian Semiconductor Equipment
   Associates, Inc.*......................            11,800           515,542
Vicor Corp.*..............................             7,900            90,139
                                                               ---------------
                                                                     4,650,373
                                                               ---------------
Highways & Railtracks (0.1%)
Florida East Coast Industries, Inc.,......
   Class A................................             5,000           165,500
                                                               ---------------
Industrial Conglomerates (0.3%)
Actuant Corp., Class A*/\.................             7,200           260,640
Applied Films Corp.*/\....................             5,000           165,100
Jacuzzi Brands, Inc.*.....................            25,402           180,100
Matthews International Corp., Class A.....             9,700           287,023
Penn Engineering & Manufacturing Corp.....             5,100            97,053
                                                               ---------------
                                                                       989,916
                                                               ---------------
Machinery (2.8%)
Advanced Marketing Services, Inc..........             7,900            90,060
Albany International Corp.................             9,050           306,795
Applied Industrial Technologies, Inc......             5,800           138,388

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Astec Industries, Inc.*...................             6,900   $        84,663
Asyst Technologies, Inc.*.................            16,300           282,805
Baldor Electric Co........................             9,900           226,215
Briggs & Stratton Corp....................             8,668           584,223
Cascade Corp..............................             3,500            78,050
Ceradyne, Inc.*...........................             2,800            95,368
Circor International, Inc.................             4,200           101,220
Cognex Corp...............................            11,500           324,760
Flowserve Corp.*..........................            16,000           334,080
Franklin Electric Co., Inc................             2,300           139,127
Gardner Denver, Inc.*.....................             5,400           128,898
Idex Corp.................................             9,400           390,946
JLG Industries, Inc./\....................            14,600           222,358
Joy Global, Inc./\........................            16,200           423,630
Kadant, Inc.*.............................             4,760           103,054
Kennametal, Inc...........................            13,600           540,600
Kulicke & Soffa Industries, Inc.*/\.......            16,900           243,022
Lincoln Electric Holdings, Inc............            10,900           269,666
Lindsay Manufacturing Co..................             3,950            99,738
Manitowoc Co., Inc........................             9,000           280,800
Nacco Industries, Inc., Class A...........             1,600           143,168
Oshkosh Truck Corp........................            12,200           622,566
Precision Castparts Corp..................             1,985            90,139
Regal Beloit Corp.........................             8,000           176,000
Robbins & Myers, Inc......................             4,000            75,960
Sauer-Danfoss, Inc........................             5,900            95,580
Smith (A.O.) Corp.........................             5,650           198,033
Stewart & Stevenson Services, Inc./\......             9,700           136,285
Tecumseh Products Co., Class A............             5,456           264,234
Tennant Co................................             2,900           125,570
Terex Corp.*..............................            18,200           518,336
Trinity Industries, Inc./\................            11,900           366,996
Unova, Inc.*..............................            15,600           358,020
Wabash National Corp.*/\..................             8,700           254,910
Wabtec Corp...............................            10,686           182,089
Woodward Governor Co......................             3,000           170,490
                                                               ---------------
                                                                     9,266,842
                                                               ---------------
Marine (0.4%)
Alexander & Baldwin, Inc..................            16,700           562,623
Gulfmark Offshore, Inc.*..................             6,000            84,000
Kirby Corp.*..............................             6,275           218,872
Overseas Shipholding Group, Inc...........             5,200           177,060
Philadelphia Consolidated
   Holdings Corp.*........................             5,300           258,799
                                                               ---------------
                                                                     1,301,354
                                                               ---------------
Railroads (0.2%)
Genesee & Wyoming, Inc.,
   Class A*...............................             4,100           129,150
Greenbrier Cos., Inc.*....................             6,600           110,550
Kansas City Southern
   Industries, Inc.*/\....................            20,900           299,288
RailAmerica, Inc.*/\......................            10,000           118,000
                                                               ---------------
                                                                       656,988
                                                               ---------------
Trading Companies & Distributors (0.2%)
Southeby's Holdings, Inc.,
   Class A*...............................            15,096           206,211
United Stationers, Inc.*..................            10,400           425,568
Watsco, Inc...............................             6,400           145,472
                                                               ---------------
                                                                       777,251
                                                               ---------------
Trucking (1.1%)
Arkansas Best Corp........................             7,328           230,026
Dollar Thrifty Automotive Group, Inc.*....             7,800           202,332
Electro Rent Corp.*.......................             6,100            81,374
Forward Air Corp.*........................             3,700           101,750
GATX Corp.................................            14,200           397,316
Heartland Express, Inc....................            10,256           248,093
Knight Transportation, Inc.*..............             8,237           211,279
Landstar System, Inc.*/\..................            10,000           380,400
Old Dominion Freight Line*                             3,800           129,504
PAM Transportation Services, Inc.*........             4,600            98,118
SCS Transportation, Inc.*.................             5,400            94,932
Sports Resorts International, Inc.*/\.....            17,900            90,574
United Rentals, Inc.*.....................            18,000           346,680
USF Corp..................................             9,200           314,548
Yellow Roadway Corp.*/\...................            18,085           654,119
                                                               ---------------
                                                                     3,581,045
                                                               ---------------
   Total Industrials......................                          48,479,282
                                                               ---------------
Information Technology (18.5%)
Application Software (2.7%)
Activision, Inc.*.........................            35,300           642,460
Agile Software Corp.*.....................            14,700           145,530
Agilysis, Inc.............................             9,500           105,925
Altiris, Inc.*/\..........................             3,300           120,384
Aspen Technologies, Inc.*/\...............            11,900           122,094
At Road, Inc.*............................             9,700           129,010
Atari, Inc.*..............................            46,200           194,040
Borland Software Corp.*...................            24,066           234,162
Cerner Corp.*/\...........................             9,600           363,360
CompuCom Systems, Inc.*...................            17,900            93,796
Concord Communications, Inc.*.............             5,500           109,835
CSG System International, Inc.*...........            17,700           221,073
Embarcadero Technologies, Inc.*...........             5,400            86,130
Engineered Support Systems................             7,550           415,703
FalconStor Software, Inc.*/\..............            11,500           100,510
Hyperion Solutions Corp.*/\...............            16,780           505,749
Informatica Corp.*........................            21,700           223,510
InterVoice, Inc.*.........................            11,600           137,692
JDA Software Group, Inc.*.................             9,650           159,322
Keane, Inc.*/\............................            17,500           256,200
Magma Design Automation, Inc.*/\..........             7,100           165,714
Manugistics Group, Inc.*/\................            20,600           128,750
Mentor Graphics Corp.*....................            22,900           332,966
Micros Systems, Inc.*.....................             5,600           242,816
MRO Software, Inc.*.......................             6,500            87,490
Netegrity, Inc.*..........................             8,700            89,697
NetIQ Corp.*..............................            18,080           239,560
Omnicell, Inc.*...........................             6,400           103,680
Opnet Technologies, Inc.*.................             5,500            90,530
Packeteer, Inc.*..........................             7,900           134,142
PalmSource, Inc.*.........................             3,296            71,820
Parametric Technology Corp.*..............            72,600           286,044
PDF Solutions, Inc.*......................             6,300            93,870
Portal Software, Inc.*....................            25,080           168,788
QAD, Inc.*................................             6,400            78,464
Quest Software, Inc.*.....................            13,300           188,860
Register.com*.............................            17,537            92,069
Roxio, Inc.*/\............................            34,500           165,255
ScanSoft, Inc.*/\.........................            25,134           133,713
Serena Software, Inc.*/\..................             7,750           142,213
SS&C Technologies, Inc.*..................             3,000            83,850
Systems & Computer Technology Corp.*......            11,400           186,390
Take-Two Interactive Software, Inc.*......            14,000           403,340
THQ, Inc.*/\..............................            12,950           218,984
Verint Systems, Inc.*.....................             4,100            92,496
Verity, Inc.*.............................             7,100           118,499
Vignette Corp.*...........................            70,100           159,127
X-Rite, Inc...............................             7,700            87,164
                                                               ---------------
                                                                     8,752,776
                                                               ---------------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Computer Hardware (0.4%)
Concurrent Computer Corp.*................            21,100   $        92,207
Drexler Technology Corp.*/\...............             6,000            82,020
Gateway, Inc.*/\..........................            73,600           338,560
Hutchinson Technology, Inc.*/\............             7,800           239,772
Intergraph Corp.*.........................            15,600           373,152
PalmOne, Inc.*............................            12,550           147,463
Stratasys, Inc.*/\........................             7,350           200,361
                                                               ---------------
                                                                     1,473,535
                                                               ---------------
Computer Storage & Peripherals (0.8%)
Advanced Digital Information Corp.*.......            21,000           294,000
Cubic Corp./\.............................             5,300           121,900
Dot Hill Systems Corp.*...................            12,100           183,315
Electronics for Imaging, Inc.*............            15,000           390,300
EMC Corp.*................................            39,585           511,432
InFocus Corp.*............................            12,600           121,968
Iomega Corp.*/\...........................            17,440           104,291
Komag, Inc.*..............................             8,000           117,040
Lexar Media, Inc.*........................            20,500           357,315
Presstek, Inc.*/\.........................            11,300            82,151
Quantum Corp.*............................            47,900           149,448
SimpleTech, Inc.*.........................            29,600           177,896
Synaptics, Inc.*..........................             6,600            98,868
                                                               ---------------
                                                                     2,709,924
                                                               ---------------
Electronic Equipment & Instruments (3.3%)
Analogic Corp.............................             2,700           110,700
Anixter International, Inc.*/\............            10,600           274,328
Artesyn Technologies, Inc.*...............            10,700            91,164
Avid Technology, Inc.*/\..................            12,100           580,800
Barra, Inc.*..............................             5,050           179,224
BEI Technologies, Inc.....................             5,100           102,000
Bel Fuse, Inc., Class B...................             3,292           107,418
Checkpoint Systems, Inc.*.................            15,900           300,669
Coherent, Inc.*...........................             9,900           235,620
Cohu, Inc.................................             7,100           135,965
CTS Corp..................................            11,600           133,400
Daktronics, Inc.*.........................             5,700           143,412
Digimarc Corp.*/\.........................             5,600            74,480
Dionex Corp.*.............................             5,700           262,314
DSP Group, Inc.*..........................             9,300           231,663
Electro Scientific Industries, Inc.*/\....             9,400           223,720
Identix Corp.*/\..........................            29,000           129,050
Innovex, Inc.*............................             9,200            77,556
Integrated Electrical Services, Inc.*.....            11,800           109,150
Invision Technologies, Inc.*/\............             5,800           194,706
Ionics, Inc.*/\...........................             6,000           191,100
Itron, Inc.*..............................             6,900           126,684
Keithley Instruments, Inc.................             5,100            93,330
KEMET Corp.*..............................            29,300           401,117
Manufacturers Services Ltd.*/\............            14,100            85,728
Methode Electronics, Inc., Class A........            11,300           138,199
Metrologic Instruments, Inc.*.............             3,600            97,200
Nordson Corp..............................             8,700           300,411
OSI Systems, Inc.*/\......................             4,700            90,287
Park Electrochemical Corp.................             5,800           153,642
Photon Dynamics, Inc.*/\..................             5,404           217,457
Planar Systems, Inc.*.....................             4,800           116,736
Powell Industries, Inc.*..................             5,400           103,410
RadiSys Corp.*/\..........................             6,050           102,003
RF Micro Devices, Inc.*/\.................            67,900           682,395
Rofin-Sinar Technologies, Inc.............             3,900           134,784
Rogers Corp.*.............................             5,400           238,248
Scientific Games Corp., Class A*/\........            16,700           284,067
Semtech Corp.*............................            24,300           552,339
Sipex Corp.*..............................             9,300            71,703
Stoneridge, Inc.*.........................             6,300            94,815
Superconductor Technologies*/\............            18,200           101,556
Sypris Solutions, Inc.....................             6,000           100,860
TeleTech Holdings, Inc.*..................            11,800           133,340
Thomas & Betts Corp.......................            14,500           331,905
Transaction Systems Architechs,
   Inc., Class A*.........................            11,400           257,982
Trimble Navigation Ltd.*..................            13,600           506,464
TTM Technologies, Inc.*...................             6,500           109,720
Valence Technology, Inc.*/\...............            21,200            81,620
Varian, Inc.*.............................             9,900           413,127
Veeco Instruments, Inc.*/\................             7,700           217,140
White Electronic Designs Corp.*...........             9,700            85,360
Zoran Corp.*..............................            13,800           239,982
Zygo Corp.*...............................             5,900            97,291
                                                               ---------------
                                                                    10,649,341
                                                               ---------------
Internet Software & Services (2.8%)
ActivCard Corp.*..........................            11,900            93,772
Akamai Technologies, Inc.*/\..............            34,900           375,175
aQuantive, Inc............................            13,300           136,325
Ariba, Inc.*..............................            91,100           273,300
AsiaInfo Holdings, Inc.*..................            12,700            84,836
Ask Jeeves, Inc.*/\.......................            16,800           304,416
Centennial Communications Corp.*..........            17,600            92,576
Centillium Communications, Inc.*..........            15,200            85,576
CMGI, Inc.*...............................           125,300           223,034
CNET Networks, Inc.*......................            34,300           233,926
Concur Technologies, Inc.*................             8,800            85,184
Digital Insight Corp.*/\..................             9,868           245,713
Digitas, Inc.*............................            10,000            93,200
E.piphany, Inc.*..........................            18,900           136,269
EarthLink, Inc.*..........................            49,400           494,000
eCollege.com, Inc.*/\.....................             9,400           173,524
Entrust Technologies, Inc.*/\.............            20,200            82,416
eResearch Technology, Inc.*/\.............             9,150           232,593
eSpeed, Inc., Class A*....................             8,000           187,280
Exult, Inc.*..............................            11,300            80,456
F5 Networks, Inc.*........................             9,700           243,470
FreeMarkets, Inc.*........................            13,900            92,991
Group 1 Software, Inc.*...................             4,900            86,338
Harris Interactive, Inc.*.................            14,400           119,520
Homestore.com, Inc.*/\....................            29,500           139,535
IDX Systems Corp.*........................             5,900           158,238
InfoSpace, Inc.*..........................             8,600           198,230
infoUSA, Inc.*............................            10,100            74,942
Internet Security Systems, Inc.*/\........            12,600           237,258
Interwoven, Inc.*.........................             8,725           110,284
j2 Global Communications, Inc.*/\.........             5,600           138,712
Keynote Systems, Inc.*....................             7,300            86,870
Lionbridge Technologies, Inc.*............            10,700           102,827
Matrixone, Inc.*..........................            15,900            97,944
MicroStrategy, Inc., Class A*.............             3,600           188,928
Neoforma, Inc.*/\.........................            14,000           148,960
Net2Phone, Inc.*..........................            14,800           100,640
NetFlix, Inc.*/\..........................             3,600           196,884
Netratings, Inc.*.........................             8,700            99,441
NIC Corp.*................................            13,000           104,390
Openwave Systems, Inc.*/\.................            20,467           225,137
Per-Se Technologies, Inc.*................             9,066           138,347
ProQuest Co.*/\...........................             8,100           238,545
Rainbow Technologies, Inc.*...............             8,100            91,206
Retek, Inc.*..............................            18,300           169,824
RSA Security, Inc.*.......................            16,200           230,040
SafeNet, Inc.*/\..........................             3,600           110,772
Secure Computing Corp.*...................            11,525           206,413
Seebeyond Technology Corp.*...............            22,300            95,667
Sohu.com, Inc.*/\.........................             5,700           171,057

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31,2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
SonicWall, Inc.*..........................            17,500   $       136,500
Stellent, Inc.*...........................             9,500            93,480
Tibco Software, Inc.*.....................            28,500           192,945
TradeStation Group, Inc.*/\...............             9,800            86,828
Trizetto Group*...........................            13,300            85,785
United Online, Inc.*......................            14,450           242,616
WebEx Communications, Inc.*/\.............             8,200           164,820
Websense, Inc.*/\.........................             6,700           195,908
                                                               ---------------
                                                                     9,315,863
                                                               ---------------
IT Consulting & Services (1.3%)
American Management Systems, Inc.*/\......            14,300           215,501
Anteon International Corp.*...............             6,300           227,115
CCC Information Services Group, Inc.*.....             5,100            86,190
Cyberguard Corp.*.........................             9,800            85,456
eFunds Corp.*.............................            15,900           275,865
Gartner, Inc., Class A*...................            26,541           300,179
GSI Commerce, Inc.*/\.....................             9,600            93,705
iGate Capital Corp.*......................            15,100           118,535
InterCept, Inc.*..........................             7,900            89,191
Lawson Software, Inc.*....................            14,400           118,512
Learning Tree International, Inc.*/\......             5,100            88,689
Manhattan Associates, Inc.*/\.............             7,400           204,536
Navigant Consulting Co.*..................            19,350           364,941
NDCHealth Corp............................            11,808           302,521
PDI, Inc.*................................             3,300            88,473
PEC Solutions, Inc.*/\....................             4,900            83,055
Perot Systems Corp., Class A*.............            24,900           335,652
Safeguard Scientifics, Inc.*..............            40,500           163,620
Sapient Corp.*............................            26,200           146,720
SRA International, Inc., Class A*.........             2,900           124,990
Standard Register Co......................             5,200            87,516
SYKES Enterprises, Inc.*..................             9,100            77,896
Systemax, Inc.*...........................            13,200            87,912
Talx Corp.................................             4,590           105,708
Tyler Technologies, Inc.*.................            13,700           131,931
Verso Technologies, Inc.*.................            39,100           125,120
webMethods, Inc.*.........................            15,500           141,825
                                                               ---------------
                                                                     4,271,354
                                                               ---------------
Networking Equipment (0.6%)
Adaptec, Inc.*/\..........................            36,400           321,412
Black Box Corp............................             5,400           248,778
Cable Design Technologies Corp.*/\........            14,400           129,456
Computer Network Technology Corp.*........             9,200            87,768
Enterasys Networks, Inc.*.................            68,900           258,375
Extreme Networks, Inc.*...................            32,700           235,767
Hypercom Corp.*...........................            16,200            77,112
Ixia*.....................................             7,800            91,260
Mindspeed Technologies, Inc.*.............            30,300           207,555
MRV Communications, Inc.*.................            35,400           133,104
Stratex Networks, Inc.*...................            28,100           119,425
Zhone Technologies, Inc.*.................            33,000           163,020
                                                               ---------------
                                                                     2,073,032
                                                               ---------------
Office Electronics (0.5%)
Filenet Corp.*/\..........................            11,500           311,420
Global Imaging Systems, Inc.*.............             5,000           158,750
Harland (John H.) Co......................             9,400           256,620
Kronos, Inc.*.............................            12,387           490,649
Technitrol, Inc.*/\.......................            13,600           282,064
Triumph Group, Inc.*/\....................             4,800           174,720
                                                               ---------------
                                                                     1,674,223
                                                               ---------------
Semiconductor Equipment (1.7%)
Alliance Semiconductor Corp.*.............            10,700            76,077
ATMI, Inc.*/\.............................             9,100           210,574
Axcelis Technologies, Inc.*...............            33,400   $       341,348
Brooks Automation, Inc.*/\................            12,552           303,382
Credence Systems Corp.*/\.................            21,430           282,019
Cymer, Inc.*/\............................            13,800           637,422
DuPont Photomasks, Inc.*/\................             4,000            96,560
Entegris, Inc.*...........................            17,900           230,015
Exar Corp.*...............................            13,600           232,288
GlobespanVirata, Inc.*....................            51,006           299,915
Helix Technology Corp.....................             8,900           183,162
Intermagnetics General Corp.*.............             5,628           124,716
Kopin Corp.*..............................            23,600           158,356
Lattice Semiconductor Corp.*/\............            34,300           332,024
LTX Corp.*................................            23,300           350,199
Mattson Technology, Inc.*.................             9,500           116,090
Micrel, Inc.*.............................            19,000           296,020
Mykrolis Corp.*...........................            11,000           176,880
ON Semiconductor Corp.*...................            16,800           108,360
Photronics, Inc.*.........................             9,700           193,224
Rudolph Technologies, Inc.*/\.............             4,000            98,160
Semitool, Inc.*...........................             7,500            80,408
Supertex, Inc.*...........................             4,800            91,680
Transmeta Corp.*..........................            38,700           131,580
Ultratech, Inc.*..........................             6,800           199,716
Xicor, Inc.*..............................             8,500            96,390
                                                               ---------------
                                                                     5,446,565
                                                               ---------------
Semiconductors (1.4%)
Actel Corp.*..............................             7,500           180,750
ChipPAC, Inc., Class A*/\.................            16,200           122,958
Cirrus Logic, Inc.*.......................            23,500           180,245
Conexant Systems, Inc.*/\.................           108,900           541,233
Diodes, Inc.*.............................             4,500            85,500
ESS Technology, Inc.*.....................            10,400           176,904
Genesis Microchip, Inc.*..................            10,600           191,224
Integrated Silicon Solutions, Inc.*/\.....             9,400           147,298
IXYS Corp.*...............................             9,600            89,760
Microsemi Corp.*..........................             9,836           241,769
Monolithic System Technology, Inc.*/\.....            11,200            95,760
OmniVision Technologies, Inc.*............             9,700           535,925
Pericom Semiconductor Corp.*..............             7,600            81,016
Pixelworks, Inc.*.........................            11,700           129,168
Power Integrations, Inc.*.................             8,700           291,102
Siliconix, Inc.*..........................             2,000            91,400
Skyworks Solutions, Inc.*/\...............            50,400           438,480
Standard Microsystems Corp.*..............             4,100           103,730
Triquint Semiconductor, Inc.*.............            45,221           319,712
Vitesse Semiconductor Corp.*..............            69,800           409,726
                                                               ---------------
                                                                     4,453,660
                                                               ---------------
Systems Software (1.5%)
Advent Software, Inc.*/\..................            10,900           189,987
Ascential Software Corp.*.................            19,650           509,525
Ciber, Inc.*..............................            17,200           148,952
Cray, Inc.*...............................            23,500           233,355
Echelon Corp.*/\..........................             9,600           106,944
Epicor Software Corp.*....................            12,800           163,328
Macrovision Corp.*/\......................            13,900           314,001
ManTech International Corp., Class A*.....             4,500           112,275
MAPICS, Inc.*.............................             7,400            96,866
Mercury Computer Systems, Inc.*...........             7,200           179,280
Micromuse, Inc.*/\........................            18,600           128,340
MSC.Software Corp.*.......................             8,400            79,380
MTS Systems Corp..........................             7,100           136,533
Neoware Systems, Inc.*/\..................            12,200           167,140
New Focus, Inc.*..........................            19,100            95,882
Opsware, Inc.*/\..........................            16,200           119,880
Progress Software Corp.*..................             8,900           182,094

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Pumatech, Inc.*...........................            35,800   $       142,484
Quality Systems, Inc.*....................             1,900            84,721
Seachange International, Inc.*............             8,100           124,740
Silicon Graphics, Inc.*/\.................            84,100           115,217
Silicon Image, Inc.*......................            23,600           170,628
Silicon Storage Technology, Inc.*.........            27,000           297,000
Sybase, Inc.*.............................            34,100           701,778
Wind River Systems, Inc.*.................            24,700           216,372
                                                               ---------------
                                                                     4,816,702
                                                               ---------------
Telecommunications Equipment (1.5%)
Anaren Microwave, Inc.*...................             7,508           106,013
Ansys, Inc.*..............................             5,000           198,500
Arris Group, Inc.*/\......................            18,000           130,320
Avanex Corp.*/\...........................            19,600            97,804
C-COR.net Corp.*..........................            10,700           119,091
CommScope, Inc.*/\........................            17,500           285,775
Comtech Communications Corp...............             4,750           137,132
Corvis Corp.*/\...........................           161,800           275,060
Ditech Communications Corp.*..............             8,800           168,080
Finisar Corp.*/\..........................            46,800           146,484
Harmonic, Inc.*...........................            33,800           245,050
Inet Technologies, Inc.*..................             6,800            81,600
Infonet Services Corp., Class B*..........            39,000            66,300
Inter-Tel, Inc............................             6,300           157,374
KVH Industries, Inc./\....................             3,300            90,651
MasTec, Inc.*/\...........................             7,100           105,151
Network Equipment Technologies, Inc.*.....             8,300            91,300
Newport Corp.*/\..........................            13,100           216,543
Oplink Communications, Inc.*..............            34,600            82,694
Powerwave Technologies, Inc.*/\...........            22,400           171,360
Remec, Inc.*/\............................            19,400           163,154
Sonus Networks, Inc.*.....................            76,600           579,096
Spectralink Corp..........................             5,400           103,518
Sycamore Networks, Inc.*..................            56,000           293,440
Symmetricom, Inc.*........................            12,800            93,184
Tekelec*..................................            17,300           269,015
Terayon Corp.*............................            22,200            99,900
Tollgrade Communications, Inc.*...........             5,200            91,156
Westell Technologies, Inc.*/\.............            15,000            94,650
                                                               ---------------
                                                                     4,759,395
                                                               ---------------
   Total Information Technology...........                          60,396,370
                                                               ---------------
Materials (5.5%)
Chemicals (2.3%)
Albemarle Corp............................            13,800           413,586
Arch Chemicals, Inc./\....................             6,700           171,922
Cabot Microelectronics Corp.*/\...........             6,200           303,800
Crompton Corp.............................            38,865           278,662
Cuno, Inc.*...............................             5,000           225,150
Ethyl Corp.*..............................             5,000           109,350
Ferro Corp................................            15,700           427,197
FMC Corp.*................................            14,700           501,711
Georgia Gulf Corp.........................             9,500           274,360
Great Lakes Chemical Corp.................            12,300           334,437
H.B. Fuller Co............................             9,600           285,504
Hercules, Inc.*...........................            38,400           468,480
IMC Global, Inc./\........................            36,800           365,424
Kronos Worlwide, Inc.*....................             2,500            55,500
MacDermid, Inc............................             9,200           315,008
Millennium Chemicals, Inc./\..............            21,513           272,785
Minerals Technologies, Inc................             5,900           349,575
Myers Industries, Inc.....................             7,000            84,840
NL Industries, Inc........................            13,800           161,460
Octel Corp................................             4,800            94,512
Olin Corp.................................            22,832           458,010
OM Group, Inc.*...........................             9,600           251,424
PolyOne Corp.*............................            31,100           198,729
Quaker Chemical Corp......................             3,400   $       104,550
Schulman (A.), Inc........................            10,000           213,200
Spartech Corp.............................             7,800           192,192
Symyx Technologies, Inc.*.................             7,872           161,770
Tredegar Corp.............................            10,376           161,139
Valhi, Inc................................             9,040           135,238
W.R. Grace & Co.*.........................            29,800            76,586
                                                               ---------------
                                                                     7,446,101
                                                               ---------------
Construction Materials (0.4%)
AMCOL International Corp..................             6,500           131,950
Energy Conversion Devices, Inc.*/\........            10,500            94,815
Granite Construction, Inc.................            11,100           260,739
Roper Industries, Inc.....................            11,200           551,712
Texas Industries, Inc.....................             7,100           262,700
                                                               ---------------
                                                                     1,301,916
                                                               ---------------
Containers & Packaging (0.3%)
Caraustar Industries, Inc.*...............             8,900           122,820
Chesapeake Corp...........................             4,900           129,752
Crown Holdings, Inc.*.....................            56,000           507,360
Greif Brothers Corp., Class A.............             4,400           156,244
Silgan Holdings, Inc.*....................             3,700           157,583
                                                               ---------------
                                                                     1,073,759
                                                               ---------------
Metals & Mining (1.8%)
AK Steel Holding Corp.*...................            32,900           167,790
Allegheny Technologies, Inc./\............            27,500           363,550
Arch Coal, Inc............................            18,500           576,645
Carpenter Technology Corp.................             6,800           201,076
Century Aluminum Co.*.....................             5,300           100,753
Cleveland-Cliffs, Inc.*/\.................             3,100           157,945
Coeur d'Alene Mines Corp.*/\..............            70,000           404,600
Commercial Metals Co......................             8,500           258,400
Gibraltar Steel Corp......................             3,700            93,055
Hecla Mining Co.*.........................            37,100           307,559
Lawson Products, Inc......................             2,700            89,586
Massey Energy Co..........................            20,900           434,720
Maverick Tube Corp.*......................            14,200           273,350
Mueller Industries, Inc.*.................            14,300           491,348
NN, Inc...................................             7,000            88,130
Quanex Corp...............................             5,500           253,550
Reliance Steel & Aluminum Co..............             8,100           269,001
Royal Gold, Inc...........................             5,400           113,022
RTI International Metals, Inc.*...........             6,700           113,029
Ryerson Tull, Inc.........................             9,500           108,775
Schnitzer Steel Industries, Inc...........             3,100           187,550
Steel Dynamics, Inc.*/\...................            17,000           399,330
Stillwater Mining Co.*....................            14,929           142,871
USEC, Inc.................................            27,900           234,360
Valmont Industries, Inc...................             5,000           115,750
                                                               ---------------
                                                                     5,945,745
                                                               ---------------
Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*...............             9,100            91,455
Champion Enterprises, Inc.*...............            17,800           124,600
Deltic Timber Corp........................             3,300           100,320
Glatfelter/\..............................             9,700           120,765
Longview Fibre Co.........................            17,300           213,655
Louisiana-Pacific Corp.*..................            40,838           730,183
Pope & Talbot, Inc........................             6,300           110,943
Potlatch Corp.............................             8,900           309,453
Rock-Tenn Co., Class A....................             8,300           143,258
Schweitzer-Mauduit International, Inc.....             5,000           148,900
Universal Forest Products, Inc............             5,300           170,554
Wausau-Mosinee Paper Corp.................            12,500           169,000
                                                               ---------------
                                                                     2,433,086
                                                               ---------------
   Total Materials........................                          18,200,607
                                                               ---------------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Andrew Corp.*/\...........................            58,182   $       669,675
Aspect Communications Corp.*/\............            10,400           163,904
Cincinnati Bell, Inc.*/\..................            68,200           344,410
CT Communications, Inc....................             6,100            82,350
D&E Communications, Inc...................             6,000            87,060
General Communication, Inc., Class A*.....            15,000           130,500
Golden Telecom, Inc.*.....................             4,240           117,660
Intrado, Inc.*............................             4,900           107,555
Lightbridge, Inc.*........................             9,509            86,532
McLeodUSA, Inc., Class A*/\...............            52,600            77,848
North Pittsburgh Systems, Inc.............             5,100            96,441
Plantronics, Inc.*........................            13,600           444,040
Primus Telecom Group*.....................            16,700           170,006
PTEK Holdings, Inc.*/\....................            14,500           127,745
RCN Corp.*/\..............................            182,00           145,600
SureWest Communications...................             4,900           198,058
Talk America Holdings, Inc.*/\............             8,900           102,528
Time Warner Telecom, Inc., Class A*.......            13,600           137,768
Ulticom, Inc.*............................             8,500            82,025
                                                               ---------------
                                                                     3,371,705
                                                               ---------------
Wireless Telecommunication Services (0.6%)
Aether Systems, Inc.*.....................            18,300            86,925
Audiovox Corp., Class A*..................             6,100            78,324
Dobson Communications Corp.*..............            13,500            88,695
EMS Technologies, Inc.*...................             4,000            82,160
NII Holdings, Inc.*.......................             4,500           335,835
Price Communications Corp.*...............            13,740           188,650
Triton PCS Holdings, Inc., Class A*.......            18,500           103,230
ViaSat, Inc.*.............................             7,100           135,894
Western Wireless Corp., Class A*/\........            21,600           396,576
Wireless Facilities, Inc.*/\..............            16,900           251,134
                                                               ---------------
                                                                     1,747,423
                                                               ---------------
   Total Telecommunication Services.......                           5,119,128
                                                               ---------------
Utilities (2.6%)
Electric Utilities (1.2%)
Allegheny Energy, Inc.*...................            51,600           658,416
Avista Corp...............................            16,400           297,168
Black Hills Corp..........................            10,900           325,147
Central Vermont Public Service Corp.......             4,000            94,000
CMS Energy Corp.*/\.......................            54,000           460,080
El Paso Electric Co.*.....................            16,700           222,945
Empire District Electric Co...............             7,700           168,861
Idacorp, Inc..............................            13,000           388,960
MGE Energy, Inc...........................             6,000           189,060
Otter Tail Corp...........................             8,700           232,551
Pinnacle Systems, Inc.*...................            19,600           167,188
PNM Resources Inc.........................            13,300           373,730
UIL Holdings Corp.........................             4,000           180,400
Unisource Energy Corp.....................             9,700           239,202
                                                               ---------------
                                                                     3,997,708
                                                               ---------------
Gas Utilities (0.7%)
Atmos Energy Corp.........................            20,600           500,580
Cascade Natural Gas Corp..................             4,200            88,578
EnergySouth, Inc..........................             2,500            87,500
Laclede Group, Inc........................             6,500           185,575
New Jersey Resources Corp.................             9,250           356,217
Northwest Natural Gas Co..................             8,700           267,525
NUI Corp./\...............................             5,400            87,048
South Jersey Industries, Inc..............             4,200           170,100
Southern Union Co.*.......................            18,814           346,178
Southwest Gas Corp........................            10,300   $       231,235
                                                               ---------------
                                                                     2,320,536
                                                               ---------------
Multi - Utilities (0.6%)
CH Energy Group, Inc......................             4,900           229,810
Cleco Corp................................            15,000           269,700
FuelCell Energy, Inc.*/\..................            11,500           149,500
Plug Power, Inc.*/\.......................            15,400           111,650
Power-One, Inc.*..........................            21,500           232,845
Sierra Pacific Resources*/\...............            39,744           291,721
Westar Energy, Inc........................            27,300           552,825
                                                               ---------------
                                                                     1,838,051
Water Utilities (0.1%)                                         ---------------
Connecticut Water Service, Inc............             2,900            80,185
Middlesex Water Co........................             4,266            86,600
SJW Corp..................................             1,000            89,250
Southwest Water Co........................             5,700            91,485
                                                               ---------------
                                                                       347,520
                                                               ---------------
   Total Utilities........................                           8,503,815
                                                               ---------------
Total Common Stocks (96.0%)
   (Cost $266,042,608)....................                         313,931,873
                                                               ---------------

                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (19.6%)
Credit Suisse First Boston LLC,
   1.07%, 1/2/04..........................   $     5,000,000         5,000,000
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         3,000,000         3,000,000
   1.18%, 12/8/04 (l).....................         2,500,000         2,500,000
Hatteras Funding Corp.,
   1.09%, 1/30/04.........................         4,992,431         4,992,431
Morgan Stanley,
   1.02%, 1/2/04..........................         5,492,353         5,492,353
   1.07%, 1/2/04..........................         5,000,000         5,000,000
Morgan Stanley, Discover,
   1.18%, 12/31/04 (l)....................         3,000,000         3,000,000
UBS Securities LLC,
   1.07%, 1/2/04..........................        35,000,000        35,000,000
                                                               ---------------
                                                                    63,984,784
                                                               ---------------
Time Deposit (3.2%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        10,661,822        10,661,822
                                                               ---------------
U.S. Government (0.5%)
U.S. Treasury Bills
   1/15/04#...............................         1,640,000         1,639,393
                                                               ---------------
Total Short-Term Debt Securities (23.3%)
   (Amortized Cost $76,285,999)...........                          76,285,999
                                                               ---------------
Total Investments (119.3%)
   (Cost/Amortized Cost $342,328,607).....                         390,217,872
Other Assets less Liabilities (-19.3%)....                         (63,121,938)
                                                               ---------------
Net Assets (100%).........................                     $   327,095,934
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).
# All, or a portion of security held by broker as collateral for financial futures contracts.

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     REIT -- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:(Note 1)

                                            Number of   Expiration    Original        Value at      Unrealized
Purchase                                    Contracts      Date         Value         12/31/03     Appreciation
-----------------------------------------   ---------   ----------   -----------   -------------   ------------
Russell 2000 Index.......................          34    March-04    $ 9,405,450   $   9,472,400   $     66,950

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    205,004,096
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         56,081,669

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     55,111,885
Aggregate gross unrealized depreciation.....................         (8,166,915)
                                                               ----------------
Net unrealized appreciation.................................   $     46,944,970
                                                               ================
Federal income tax cost of investments......................   $    343,272,902
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $61,702,645. This was secured by collateral of $63,984,784 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $733,666 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $2,508,026 during 2003.

                       See Notes to Financial Statements.
                                       143

EQ ADVISORS TRUST
EQ/TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (5.9%)
Household Durables (0.4%)
Sony Corp.................................            39,500   $     1,367,407
                                                               ---------------
Internet Retail (2.5%)
eBay, Inc.*...............................           107,880         6,967,969
InterActiveCorp.*.........................            49,195         1,669,186
                                                               ---------------
                                                                     8,637,155
                                                               ---------------
Media (3.0%)
COX Communications, Inc., Class A*........            68,740         2,368,093
Pixar, Inc.*..............................            33,205         2,300,774
Time Warner, Inc.*........................           311,455         5,603,076
                                                               ---------------
                                                                    10,271,943
                                                               ---------------
   Total Consumer Discretionary...........                          20,276,505
                                                               ---------------
Financials (0.1%)
Diversified Financials (0.1%)
Ameritrade Holding Corp.*.................            37,300           524,811
                                                               ---------------
Industrials (2.8%)
Aerospace & Defense (1.0%)
Raytheon Co...............................           111,900         3,361,476
                                                               ---------------
Commercial Services & Supplies (1.1%)
Cendant Corp.*............................           146,300         3,258,101
Sabre Holdings Corp.......................            24,900           537,591
                                                               ---------------
                                                                     3,795,692
                                                               ---------------
Electrical Equipment (0.5%)
American Power Conversion Corp............            30,900           755,505
Varian Semiconductor Equipment
   Associates, Inc.*......................            23,300         1,017,977
                                                               ---------------
                                                                     1,773,482
                                                               ---------------
Industrial Conglomerates (0.2%)
Tyco International Ltd....................            24,200           641,300
                                                               ---------------
   Total Industrials......................                           9,571,950
                                                               ---------------
Information Technology (88.6%)
Application Software (13.3%)
Autodesk, Inc.............................            18,500           454,730
BEA Systems, Inc.*........................           336,115         4,134,215
Business Objects S.A. (ADR)*..............            77,460         2,685,538
Cadence Design Systems, Inc.*.............            32,900           591,542
Citrix Systems, Inc.*.....................            51,000         1,081,710
CompuCom Systems, Inc.*...................             7,100            37,204
Electronic Arts, Inc.*....................           100,350         4,794,723
Embarcadero Technologies, Inc.*...........             3,900            62,205
Intuit, Inc.*.............................             6,000           317,460
Mercury Interactive Corp.*................            94,930         4,617,395
Red Hat, Inc.*............................           440,300         8,264,431
SAP AG (ADR)..............................           217,180         9,026,001
Siebel Systems, Inc.*.....................           192,500         2,669,975
Symantec Corp.*...........................           156,560         5,424,804
Trend Micro, Inc.*........................            43,000         1,153,541
                                                               ---------------
                                                                    45,315,474
                                                               ---------------
Computer Hardware (3.7%)
Dell, Inc.*...............................           173,900         5,905,644
Hewlett-Packard Co........................           294,100         6,755,477
                                                               ---------------
                                                                    12,661,121
                                                               ---------------
Computer Storage & Peripherals (5.7%)
Electronics for Imaging, Inc.*............            22,100           575,042
EMC Corp.*................................           340,135         4,394,544
Lexar Media, Inc.*........................            77,900         1,357,797
Maxtor Corp.*.............................           259,500         2,880,450
McData Corp., Class B*....................           177,800         1,694,434
Network Appliance, Inc.*..................           102,700         2,108,431
SanDisk Corp.*............................            70,775         4,327,184
Seagate Technology*.......................            47,400           895,860
Western Digital Corp.*....................            99,800   $     1,176,642
                                                               ---------------
                                                                    19,410,384
                                                               ---------------
Electronic Equipment & Instruments (4.1%)
Agilent Technologies, Inc.*...............           202,760         5,928,702
AU Optronics Corp. (ADR)..................            68,700           818,904
Flextronics International Ltd.*...........           289,270         4,292,767
Photon Dynamics, Inc.*....................            12,480           502,195
RF Micro Devices, Inc.*...................           216,600         2,176,830
Sharp Corp................................            24,000           378,688
                                                               ---------------
                                                                    14,098,086
                                                               ---------------
Internet Software & Services (9.3%)
aQuantive, Inc............................            58,200           596,550
Cognizant Technology Solutions Corp.*.....            35,400         1,615,656
DoubleClick, Inc.*........................           187,400         1,915,228
MicroStrategy, Inc., Class A*.............            35,800         1,878,784
NetFlix, Inc.*............................            13,500           738,315
Retek, Inc.*..............................           186,900         1,734,432
SINA Corp.*...............................            94,600         3,192,750
Softbank Corp.............................            47,700         1,459,886
Sohu.com, Inc.*...........................           124,200         3,727,242
VeriSign, Inc.*...........................           243,200         3,964,160
Yahoo Japan Corp.*........................               119         1,598,955
Yahoo!, Inc.*.............................           203,100         9,174,027
                                                               ---------------
                                                                    31,595,985
                                                               ---------------
IT Consulting & Services (3.8%)
Accenture Ltd., Class A*..................            95,700         2,518,824
BISYS Group, Inc.*........................            59,900           891,312
Computer Sciences Corp.*..................            45,200         1,999,196
First Data Corp...........................           117,700         4,836,293
NCR Corp.*................................            61,900         2,401,720
webMethods, Inc.*.........................            42,100           385,215
                                                               ---------------
                                                                    13,032,560
                                                               ---------------
Networking Equipment (5.5%)
Brocade Communications Systems, Inc.*.....           127,600           737,528
Cisco Systems, Inc.*......................           643,335        15,626,607
Foundry Networks, Inc.*...................            83,900         2,295,504
Juniper Networks, Inc.*...................             6,100           113,948
                                                               ---------------
                                                                    18,773,587
                                                               ---------------
Office Electronics (0.2%)
Canon, Inc................................            13,000           605,300
                                                               ---------------
Semiconductor Equipment (5.2%)
Applied Materials, Inc.*..................           150,355         3,375,470
ASE Test Ltd.*............................            80,000         1,197,600
ASML Holding N.V. (N.Y. Shares)*..........           226,957         4,550,488
Emulex Corp.*.............................            42,400         1,131,232
KLA-Tencor Corp.*.........................            62,055         3,640,767
Marvell Technology Group Ltd.*............            32,600         1,236,518
Teradyne, Inc.*...........................            62,635         1,594,061
Tokyo Electron Ltd........................            14,800         1,124,120
                                                               ---------------
                                                                    17,850,256
                                                               ---------------
Semiconductors (18.9%)
Altera Corp.*.............................           307,125         6,971,738
Amkor Technology, Inc.*...................            37,100           675,591
Analog Devices, Inc.*.....................            60,200         2,748,130
ChipPAC, Inc., Class A*...................           262,590         1,993,058
Cypress Semiconductor Corp.*..............            80,000         1,708,800
Fairchild Semiconductor International,
   Inc., Class A*.........................           145,200         3,625,644
Intel Corp................................           151,835         4,889,087
National Semiconductor Corp.*.............            89,400         3,523,254
NEC Electronics Corp.*....................            18,400         1,346,048
PMC-Sierra, Inc.*.........................            36,600           737,490
Power Integrations, Inc.*.................            30,300         1,013,838

EQ ADVISORS TRUST
EQ/TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
QLogic Corp.*.............................             4,900   $       252,840
Samsung Electronics Co., Ltd. (GDR)
   (Frankfurt Exchange)Section............                60            11,355
Samsung Electronics Co., Ltd. (GDR)
   (London Exchange)......................            31,321         5,888,348
Silicon Laboratories, Inc.*...............            35,730         1,544,251
Skyworks Solutions, Inc.*.................            70,600           614,220
STMicroelectronics N.V. (N.Y. shares).....           159,884         4,318,467
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)*.........           645,155         6,606,387
Texas Instruments, Inc....................           228,515         6,713,771
United Microelectronics Corp. (ADR)*......           370,700         1,834,965
Xilinx, Inc.*.............................           186,420         7,221,911
                                                               ---------------
                                                                    64,239,193
                                                               ---------------
Systems Software (9.3%)
Adobe Systems, Inc........................            73,025         2,869,882
Cognos, Inc.*.............................            42,400         1,298,288
Computer Associates International, Inc....            35,700           976,038
Microsoft Corp............................           436,790        12,029,197
Network Associates, Inc.*.................           115,700         1,740,128
Novell, Inc.*.............................           193,900         2,039,828
Oracle Corp.*.............................           323,600         4,271,520
VERITAS Software Corp.*...................           173,070         6,431,281
                                                               ---------------
                                                                    31,656,162
                                                               ---------------
Telecommunications Equipment (9.6%)
Adtran, Inc...............................            35,500         1,100,500
Alcatel S.A. (ADR)*.......................            87,400         1,123,090
Amdocs Ltd.*..............................           159,800         3,592,304
Comverse Technology, Inc.*................           205,300         3,611,227
Corning, Inc.*............................           492,725         5,139,122
Motorola, Inc.............................           327,800         4,612,146
Nokia OYJ (ADR)...........................           195,300         3,320,100
Nortel Networks Corp.*....................           233,100           986,013
QUALCOMM, Inc.............................            72,810         3,926,643
Sycamore Networks, Inc.*..................           184,200           965,208
Telefonktiebolaget LM Ericsson (ADR)*.....            65,100         1,152,270
UTStarcom, Inc.*..........................            87,500         3,243,625
                                                               ---------------
                                                                    32,772,248
                                                               ---------------
   Total Information Technology...........                         302,010,356
                                                               ---------------
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Plantronics, Inc.*........................            16,600           541,990
                                                               ---------------
Total Common Stocks (97.6%)
   (Cost $297,815,696)....................                         332,925,612
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.0%)
J.P. Morgan Chase Nassau, 0.43%, 1/2/04
   (Amortized Cost $10,089,996)...........   $    10,089,996        10,089,996
                                                               ---------------
Total Investments (100.6%)
   (Cost/Amortized Cost $307,905,692).....                         343,015,608
Other Assets Less Liabilities (-0.6%).....                          (2,061,912)
                                                               ---------------
Net Assets (100%).........................                     $   340,953,696
                                                               ===============

--------------------------------------------------------------------------------
Distribution of Investments by Global Region
As a Percentage of Total Investments

Bermuda...................................     1.3%
Canada....................................     0.7
Cayman Islands............................     0.3
China.....................................     2.0
Finland...................................     1.0
France....................................     1.1
Germany...................................     2.6
Japan.....................................     2.6
Netherlands...............................     1.3
Singapore.................................     1.3
South Korea...............................     1.7
Sweden....................................     0.3
Switzerland...............................     1.3
Taiwan....................................     3.1
United Kingdom............................     1.0
United States**...........................    78.4
                                             -----
                                             100.0%
                                             =====
----------
*        Non-income producing.

**       Includes Short-term Debt Securities of 2.9%.
Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $11,355 or less than 0.01% of net assets.

         Glossary:
         ADR -- American Depositary Receipt
         GDR -- Global Depositary Receipt

EQ ADVISORS TRUST
EQ/TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    539,397,244
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        498,459,363

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     23,247,563
Aggregate gross unrealized depreciation.....................         (3,546,069)
                                                               ----------------
Net unrealized appreciation.................................   $     19,701,494
                                                               ================
Federal income tax cost of investments......................   $    323,314,114
                                                               ================

For the year ended December 31, 2003, the Portfolio incurred approximately $30,509 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $248,851,604, of which $5,952,642 expires in the year 2008, $66,421,957 expires in the year 2009, $150,823,988 expires in the year 2010, and $25,653,017 expires in the year 2011.

                       See Notes to Financial Statements.
                                       146

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $8,492,829,979)...............   $  9,708,896,204
   Receivable for securities sold...........................         11,669,641
   Dividends, interest and other receivables................         10,635,168
   Receivable from Separate Accounts for Trust shares sold..          3,349,653
   Other assets.............................................             19,941
                                                               ----------------
      Total assets..........................................      9,734,570,607
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................        330,428,645
   Payable for securities purchased.........................         38,124,781
   Payable to Separate Accounts for Trust shares redeemed...          3,850,070
   Investment management fees payable.......................          3,665,525
   Trustees' fees payable...................................            453,977
   Distribution fees payable - Class IB.....................            387,498
   Administrative fees payable..............................            294,732
   Accrued expenses.........................................          1,058,472
                                                               ----------------
      Total liabilities.....................................        378,263,700
                                                               ----------------
NET ASSETS..................................................   $  9,356,306,907
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $ 11,792,564,751
   Accumulated undistributed net investment income..........            137,071
   Accumulated undistributed net realized loss..............     (3,652,461,140)
   Unrealized appreciation on investments...................      1,216,066,225
                                                               ----------------
      Net assets............................................   $  9,356,306,907
                                                               ================
Class IA
   Net asset value, offering and
    redemption price per share,
    $7,472,301,148 / 483,107,719 shares
    outstanding (unlimited amount
    authorized: $0.01 par value)............................   $          15.47
                                                               ================
Class IB
   Net asset value, offering and
    redemption price per share,
    $1,884,005,759 / 122,513,243 shares
    outstanding (unlimited amount
    authorized: $0.01 par value)............................   $          15.38
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $783,586 foreign withholding tax)......   $    108,643,339
   Interest.................................................            525,854
   Securities lending (net).................................          1,509,559
                                                               ----------------
      Total income..........................................        110,678,752
                                                               ----------------
EXPENSES
   Investment management fees...............................         36,619,508
   Distribution fees - Class IB.............................          3,531,718
   Administrative fees......................................          2,260,251
   Printing and mailing expenses............................          1,374,568
   Custodian fees...........................................            656,792
   Trustees' fees...........................................            233,794
   Professional fees........................................            197,940
   Miscellaneous............................................            110,176
                                                               ----------------
      Gross expenses........................................         44,984,747
   Less: Fees paid indirectly...............................         (1,491,240)
                                                               ----------------
      Net expenses..........................................         43,493,507
                                                               ----------------
NET INVESTMENT INCOME.......................................         67,185,245
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................        933,790,013
   Net change in unrealized appreciation on securities......      2,117,241,014
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................      3,051,031,027
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $  3,118,216,272
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     67,185,245   $     64,163,941
   Net realized gain (loss) on investments and foreign
    currency transactions....................................        933,790,013     (3,917,767,420)
   Net change in unrealized appreciation on investments
    and foreign currency translations........................      2,117,241,014        190,708,901
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................      3,118,216,272     (3,662,894,578)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................       (110,895,374)        (3,561,585)
   Class IB..................................................        (18,283,194)          (719,408)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................       (129,178,568)        (4,280,993)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [15,946,107 and 210,030,829
    shares, respectively]....................................        205,123,046        257,630,807
   Capital shares issued in reinvestment of dividends
    [7,910,470 and 297,207 shares, respectively].............        110,895,374          3,561,585
   Capital shares repurchased [(54,092,197) and
    (118,164,220) shares, respectively]......................       (658,031,668)    (1,397,865,139)
                                                                ----------------   ----------------
   Total Class IA transactions...............................       (342,013,248)    (1,136,672,747)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [25,531,716 and 11,820,709 shares,
    respectively]............................................        335,524,292        140,362,920
   Capital shares issued in reinvestment of dividends
    [1,308,474 and 60,440 shares, respectively]..............         18,283,194            719,408
   Capital shares repurchased [(12,463,946) and
    (21,068,580) shares, respectively].......................       (151,871,010)      (238,908,574)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        201,936,476        (97,826,246)
                                                                ----------------   ----------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................       (140,076,772)    (1,234,498,993)
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................      2,848,960,932     (4,901,674,564)
NET ASSETS:
   Beginning of year.........................................      6,507,345,975     11,409,020,539
                                                                ----------------   ----------------
   End of year (a)...........................................   $  9,356,306,907   $  6,507,345,975
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
    income of................................................   $        137,071   $     62,130,394
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       147

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $2,259,776,787)...............   $  2,577,574,991
   Receivable for securities sold...........................         17,184,283
   Dividends, interest and other receivables................          3,203,336
   Receivable from Separate Accounts for Trust shares sold..          2,247,518
   Other assets.............................................              5,202
                                                               ----------------
      Total assets..........................................      2,600,215,330
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         67,605,140
   Payable for securities purchased.........................         21,726,500
   Payable to Separate Accounts for Trust shares redeemed...          2,146,449
   Investment management fees payable.......................          1,161,789
   Distribution fees payable - Class IB.....................            230,133
   Administrative fees payable..............................             71,839
   Trustees' fees payable...................................             62,724
   Accrued expenses.........................................            210,734
                                                               ----------------
      Total liabilities.....................................         93,215,308
                                                               ----------------
NET ASSETS..................................................   $  2,507,000,022
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  2,468,594,120
   Accumulated undistributed net investment income..........          1,292,235
   Accumulated undistributed net realized loss..............       (280,684,537)
   Unrealized appreciation on investments...................        317,798,204
                                                               ----------------
      Net assets............................................   $  2,507,000,022
                                                               ================
Class IA
   Net asset value, offering and
    redemption price per share,
    $1,382,192,321 / 83,159,600 shares
    outstanding (unlimited amount
    authorized: $0.01 par value)............................   $          16.62
                                                               ================
Class IB
   Net asset value, offering and
    redemption price per share,
    $1,124,807,701 / 68,070,628 shares
    outstanding (unlimited amount
    authorized: $0.01 par value)............................   $          16.52
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $     41,826,475
   Interest.................................................            657,481
   Securities lending (net).................................             87,353
                                                               ----------------
      Total income..........................................         42,571,309
                                                               ----------------
EXPENSES
   Investment management fees...............................         11,733,623
   Distribution fees - Class IB.............................          2,094,058
   Administrative fees......................................            640,803
   Printing and mailing expenses............................            374,852
   Trustees' fees...........................................             54,746
   Professional fees........................................             51,852
   Custodian fees...........................................             16,890
   Miscellaneous............................................             32,395
                                                               ----------------
      Gross expenses........................................         14,999,219
   Less: Fees paid indirectly...............................           (617,543)
                                                               ----------------
      Net expenses..........................................         14,381,676
                                                               ----------------
NET INVESTMENT INCOME.......................................         28,189,633
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................        (79,181,494)
   Net change in unrealized appreciation on securities......        614,112,346
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        534,930,852
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    563,120,485
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     28,189,633   $     25,984,876
   Net realized loss on investments..........................        (79,181,494)      (160,585,170)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        614,112,346       (358,997,094)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        563,120,485       (493,597,388)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................        (16,394,740)       (18,193,255)
   Class IB..................................................        (10,539,308)        (8,807,426)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (26,934,048)       (27,000,681)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [5,837,308 and 7,720,169 shares,
    respectively]............................................         83,973,272        117,584,834
   Capital shares issued in reinvestment of dividends
    [1,009,674 and 1,398,141 shares, respectively]...........         16,394,740         18,193,255
   Capital shares repurchased [(11,243,898) and
    (16,239,024) shares, respectively].......................       (157,521,588)      (227,307,965)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        (57,153,576)       (91,529,876)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [22,822,861 and 15,256,908 shares,
    respectively]............................................        327,971,121        218,595,638
   Capital shares issued in reinvestment of dividends
    [652,823 and 680,764 shares, respectively]...............         10,539,308          8,807,426
   Capital shares repurchased [(6,508,148) and
    (5,728,815) shares, respectively]........................        (91,106,131)       (76,523,523)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        247,404,298        150,879,541
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        190,250,722         59,349,665
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        726,437,159       (461,248,404)
NET ASSETS:
   Beginning of year.........................................      1,780,562,863      2,241,811,267
                                                                ----------------   ----------------
   End of year (a)...........................................   $  2,507,000,022   $  1,780,562,863
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $      1,292,235   $         36,650
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       148

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,092,954,938)...............   $  1,089,548,879
   Repurchase agreements (Cost $152,058,000)................        152,058,000
   Cash.....................................................                 57
   Dividends, interest and other receivables................          7,063,038
   Receivable from Separate Accounts for Trust shares sold..            778,325
   Other assets.............................................              2,352
                                                               ----------------
      Total assets..........................................      1,249,450,651
                                                               ----------------
LIABILITIES
   Payable for forward commitments..........................        140,667,563
   Collateral held for loaned securities....................        131,368,793
   Payable to Separate Accounts for Trust shares redeemed...          1,277,758
   Investment management fees payable.......................            410,904
   Payable for securities purchased.........................            284,364
   Distribution fees payable - Class IB.....................            133,995
   Administrative fees payable..............................             30,203
   Trustees' fees payable...................................             16,451
   Accrued expenses.........................................            135,603
                                                               ----------------
      Total liabilities.....................................        274,325,634
                                                               ----------------
NET ASSETS..................................................   $    975,125,017
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    978,151,169
   Accumulated overdistributed net investment income........            (16,451)
   Accumulated undistributed net realized gain..............            396,358
   Unrealized depreciation on investments...................         (3,406,059)
                                                               ----------------
      Net assets............................................   $    975,125,017
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $344,547,117 / 34,084,239 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.11
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $630,577,900 / 62,769,792 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.05
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Interest.................................................   $     30,952,282
   Securities lending (net).................................            644,003
                                                               ----------------
      Total income..........................................         31,596,285
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,070,064
   Distribution fees - Class IB.............................          1,581,849
   Administrative fees......................................            320,792
   Custodian fees...........................................            196,759
   Printing and mailing expenses............................            166,674
   Professional fees........................................             49,462
   Trustees' fees...........................................             13,624
   Miscellaneous............................................             16,555
                                                               ----------------
      Total expenses........................................          7,415,779
                                                               ----------------
NET INVESTMENT INCOME.......................................         24,180,506
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities..............................         12,722,427
   Net change in unrealized depreciation on securities......        (15,278,267)
                                                               ----------------
NET REALIZED AND UNREALIZED LOSS............................         (2,555,840)
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     21,624,666
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                     2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     24,180,506   $     20,044,464
   Net realized gain on investments..........................         12,722,427         24,248,002
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        (15,278,267)         9,765,486
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........         21,624,666         54,057,952
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................        (10,748,035)        (8,885,652)
   Class IB..................................................        (18,178,284)       (11,340,570)
                                                                ----------------   ----------------
                                                                     (28,926,319)       (20,226,222)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IA..................................................         (3,660,194)        (7,525,380)
   Class IB..................................................         (6,532,810)       (10,331,515)
                                                                ----------------   ----------------
                                                                     (10,193,004)       (17,856,895)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................        (39,119,323)       (38,083,117)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [9,412,676 and 21,220,315 shares,
    respectively]............................................         97,611,584        219,280,802
   Capital shares issued in reinvestment of dividends and
    distributions [1,417,866 and 1,598,341
    shares, respectively]....................................         14,408,229         16,411,032
   Capital shares repurchased [(14,769,412) and
    (9,206,416) shares, respectively]........................       (153,777,595)       (94,783,076)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        (41,757,782)       140,908,758
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [31,023,728 and 38,476,501 shares,
    respectively]............................................        320,051,351        397,551,049
   Capital shares issued in reinvestment of dividends
    and distributions [2,447,437 and 2,123,174 shares,
    respectively]............................................         24,711,094         21,672,085
   Capital shares repurchased [(23,985,482) and (8,160,641)
    shares, respectively]....................................       (247,645,176)       (84,787,568)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         97,117,269        334,435,566
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................         55,359,487        475,344,324
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................         37,864,830        491,319,159
NET ASSETS:
   Beginning of year.........................................        937,260,187        445,941,028
                                                                ----------------   ----------------
   End of year (a)...........................................   $    975,125,017   $    937,260,187
                                                                ================   ================
----------
   (a) Includes accumulated undistributed (overdistributed)
        net investment income of.............................   $        (16,451)  $        424,779
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       149

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,392,876,457)...............   $  1,719,745,505
   Cash (Foreign Cash $13,048,828)..........................         13,041,894
   Receivable for securities sold...........................          9,578,739
   Receivable from broker for collateral held in
    connection with open futures contracts..................          4,784,323
   Dividends, interest and other receivables................          1,694,890
   Receivable from Separate Accounts for Trust
    shares sold.............................................            958,846
   Other assets.............................................              4,798
                                                               ----------------
      Total assets..........................................      1,749,808,995
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................        161,170,961
   Payable for securities purchased.........................          5,962,927
   Payable to Separate Accounts for Trust
    shares redeemed.........................................          1,245,348
   Investment management fees payable.......................            913,803
   Distribution fees payable - Class IB.....................             98,992
   Trustees' fees payable...................................             64,877
   Administrative fees payable..............................             52,415
   Accrued expenses.........................................            410,523
                                                               ----------------
      Total liabilities.....................................        169,919,846
                                                               ----------------
NET ASSETS..................................................   $  1,579,889,149
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,792,459,690
   Accumulated overdistributed net
    investment income.......................................         (3,057,446)
   Accumulated net realized loss............................       (541,176,893)
   Unrealized appreciation on investments...................        331,663,798
                                                               ----------------
      Net assets............................................   $  1,579,889,149
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $1,091,318,621 / 113,396,724 shares
    outstanding (unlimited amount authorized: $0.01
    par value)..............................................   $           9.62
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $488,570,528 / 51,440,949 shares
    outstanding (unlimited amount authorized: $0.01
    par value)..............................................   $           9.50
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $2,889,519 foreign
    withholding tax)........................................   $     25,735,170
   Interest.................................................            134,306
   Securities lending (net).................................            792,087
                                                               ----------------
      Total income..........................................         26,661,563
                                                               ----------------
EXPENSES
   Investment management fees...............................          9,269,798
   Custodian fees...........................................            937,953
   Distribution fees - Class IB.............................            820,552
   Administrative fees......................................            384,236
   Printing and mailing expenses............................            158,948
   Professional fees........................................            111,335
   Trustees' fees...........................................             19,141
   Miscellaneous............................................              4,249
                                                               ----------------
      Gross expenses........................................         11,706,212
   Less: Waiver of investment management fees...............           (235,494)
         Fees paid indirectly...............................            (41,700)
                                                               ----------------
      Net expenses..........................................         11,429,018
                                                               ----------------
NET INVESTMENT INCOME.......................................         15,232,545
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................        (32,742,594)
   Futures..................................................           (908,436)
   Foreign currency transactions............................          2,023,548
                                                               ----------------
      Net realized loss.....................................        (31,627,482)
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        419,477,304
   Futures..................................................          1,184,110
   Foreign currency translations............................            292,384
                                                               ----------------
      Net change in unrealized appreciation.................        420,953,798
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        389,326,316
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    404,558,861
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     15,232,545   $      1,752,754
   Net realized loss on investments and foreign
    currency transactions....................................        (31,627,482)       (40,685,521)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        420,953,798         (7,303,676)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        404,558,861        (46,236,443)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................        (18,555,934)                --
   Class IB..................................................         (6,704,896)                --
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (25,260,830)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [15,552,275 and 62,949,501 shares,
    respectively]............................................        117,767,877        471,285,996
   Capital shares issued in connection with the substitution
    [408,865 and 101,511,603 shares, respectively]...........          3,057,994        755,870,519
   Capital shares issued in reinvestment of dividends
    [2,037,090 and 0 shares, respectively]...................         18,555,934                 --
   Capital shares repurchased [(25,771,990) and (64,163,840)
    shares, respectively]....................................       (197,114,036)      (481,552,125)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        (57,732,231)       745,604,390
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [48,060,432 and 12,079,941 shares,
    respectively]............................................        368,048,838         90,700,408
   Capital shares issued in connection with the substitution
    [12,213,646 and 22,055,946 shares, respectively].........         90,046,488        161,950,385
   Capital shares issued in reinvestment of dividends
    [744,707 and 0 shares, respectively].....................          6,704,896                 --
   Capital shares repurchased [(38,379,939) and (9,876,909)
    shares, respectively]....................................       (288,880,407)       (73,279,253)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        175,919,815        179,371,540
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        118,187,584        924,975,930
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        497,485,615        878,739,487
NET ASSETS:
   Beginning of year.........................................      1,082,403,534        203,664,047
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,579,889,149   $  1,082,403,534
                                                                ================   ================
----------
   (a) Includes accumulated undistributed (overdistributed)
        net investment income of.............................   $     (3,057,446)  $      3,713,559
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       150

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $974,356,752).................   $  1,105,187,264
   Receivable for securities sold...........................          1,639,489
   Dividends, interest and other receivables................            544,351
   Receivable from Separate Accounts for Trust shares sold...           466,308
   Other assets.............................................              2,381
                                                               ----------------
      Total assets..........................................      1,107,839,793
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         20,162,425
   Payable for securities purchased.........................          5,299,153
   Investment management fees payable.......................            781,347
   Payable to Separate Accounts for Trust shares
    redeemed................................................            412,007
   Distribution fees payable - Class IB.....................            150,643
   Administrative fees payable..............................             31,736
   Trustees' fees payable...................................             14,772
   Accrued expenses.........................................            133,148
                                                               ----------------
      Total liabilities.....................................         26,985,231
                                                               ----------------
NET ASSETS..................................................   $  1,080,854,562
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,705,609,112
   Accumulated overdistributed net
    investment income.......................................            (11,192)
   Accumulated undistributed net realized loss..............       (755,573,870)
   Unrealized appreciation on investments...................        130,830,512
                                                               ----------------
      Net assets............................................   $  1,080,854,562
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $355,204,587 / 56,674,257 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           6.27
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $725,649,975 / 117,017,323 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           6.20
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $6,352 foreign withholding tax)........   $      6,167,218
   Interest.................................................             60,571
   Securities lending (net).................................             52,456
                                                               ----------------
      Total income..........................................          6,280,245
                                                               ----------------
EXPENSES
   Investment management fees...............................          7,089,810
   Distribution fees - Class IB.............................          1,618,689
   Administrative fees......................................            252,001
   Printing and mailing expenses............................            139,087
   Professional fees........................................             37,826
   Custodian fees...........................................             24,068
   Trustees' fees...........................................             16,576
   Miscellaneous............................................             14,890
                                                               ----------------
      Gross expenses........................................          9,192,947
   Less: Waiver of investment management fees...............           (483,298)
         Fees paid indirectly...............................            (78,391)
                                                               ----------------
      Net expenses..........................................          8,631,258
                                                               ----------------
NET INVESTMENT LOSS.........................................         (2,351,013)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................        (70,281,977)
   Net change in unrealized appreciation on securities......        240,177,357
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        169,895,380
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........  $    167,544,367
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (2,351,013)  $     (3,543,801)
   Net realized loss on investments..........................        (70,281,977)      (189,268,561)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        240,177,357       (100,655,330)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        167,544,367       (293,467,692)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [53,667,617 and 686,500 shares,
    respectively]............................................        308,961,294          4,122,340
   Capital shares repurchased [(1,202,424) and (1,792,439)
    shares, respectively]....................................         (6,794,776)       (10,494,557)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        302,166,518         (6,372,217)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [18,966,712 and 22,946,461 shares,
    respectively]............................................        104,302,087        141,930,823
   Capital shares repurchased [(17,362,674) and
    (33,953,191) shares, respectively].......................        (95,494,311)      (203,161,614)
                                                                ----------------   ----------------
   Total Class IB transactions...............................          8,807,776        (61,230,791)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS                                          310,974,294        (67,603,008)
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        478,518,661       (361,070,700)
NET ASSETS:
   Beginning of year.........................................        602,335,901        963,406,601
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,080,854,562   $    602,335,901
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
        income of............................................   $        (11,192)  $         (7,961)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       151

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $2,516,773,206)...............   $  2,543,471,460
   Receivable for forward commitments.......................         53,039,922
   Dividends, interest and other receivables................         11,996,594
   Receivable from Separate Accounts for Trust shares sold..            545,444
   Other assets.............................................              5,270
                                                               ----------------
      Total assets..........................................      2,609,058,690
                                                               ----------------
LIABILITIES
   Overdraft payable (Foreign cash $477)....................              6,961
   Payable for forward commitments..........................        569,424,484
   Collateral held for loaned securities....................        210,441,675
   Payable to Separate Accounts for Trust shares redeemed...          1,503,140
   Investment management fees payable.......................            791,787
   Distribution fees payable - Class IB.....................             77,169
   Administrative fees payable..............................             42,925
   Trustees' fees payable...................................             23,034
   Accrued expenses.........................................            191,983
                                                               ----------------
      Total liabilities.....................................        782,503,158
                                                               ----------------
NET ASSETS..................................................   $  1,826,555,532
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,795,434,169
   Accumulated overdistributed net investment income........            (23,034)
   Accumulated undistributed net realized gain..............          4,446,105
   Unrealized appreciation on investments...................         26,698,292
                                                               ----------------
      Net assets............................................   $  1,826,555,532
                                                               ================
Class IA
   Net asset value, offering and redemption price per share,
    $1,459,282,467 / 142,392,181 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.25
                                                               ================
Class IB
   Net asset value, offering and redemption price per share,
    $367,273,065 / 36,038,536 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.19
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Interest.................................................   $     30,755,626
   Securities lending (net).................................            273,635
                                                               ----------------
      Total income..........................................         31,029,261
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,477,483
   Distribution fees - Class IB.............................            736,199
   Administrative fees......................................            311,353
   Printing and mailing expenses............................            195,804
   Custodian fees...........................................             96,925
   Professional fees........................................             60,873
   Trustees' fees...........................................             25,037
   Miscellaneous............................................             19,616
                                                               ----------------
      Total expenses........................................          6,923,290
                                                               ----------------
NET INVESTMENT INCOME.......................................         24,105,971
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities...............................................         22,361,201
   Foreign currency transactions............................            232,149
                                                               ----------------
      Net realized gain.....................................         22,593,350
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................         14,617,334
   Foreign currency translations............................            707,528
                                                               ----------------
      Net change in unrealized appreciation.................         15,324,862
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         37,918,212
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     62,024,183
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     24,105,971   $     13,347,859
   Net realized gain on investments and foreign
    currency transactions....................................         22,593,350         13,771,024
   Net change in unrealized appreciation on investments
    and foreign currency translations........................         15,324,862          7,255,933
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........         62,024,183         34,374,816
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................        (20,997,754)        (9,221,236)
   Class IB..................................................         (4,656,655)        (4,528,379)
                                                                ----------------   ----------------
                                                                     (25,654,409)       (13,749,615)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IA..................................................        (15,222,325)        (4,262,021)
   Class IB..................................................         (5,059,722)        (2,271,020)
                                                                ----------------   ----------------
                                                                     (20,282,047)        (6,533,041)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................        (45,936,456)       (20,282,656)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [117,728,919 and 9,060,810 shares,
    respectively]............................................      1,193,797,196         91,214,577
   Capital shares issued in reinvestment of dividends and
    distributions [3,519,244 and 1,333,582 shares,
    respectively]............................................         36,220,079         13,483,257
   Capital shares repurchased [(12,402,420) and (8,362,470)
    shares, respectively]....................................       (128,103,310)       (84,321,144)
                                                                ----------------   ----------------
   Total Class IA transactions...............................      1,101,913,965         20,376,690
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [22,041,204 and 15,238,960 shares,
    respectively]............................................        226,380,988        153,632,977
   Capital shares issued in reinvestment of dividends and
    distributions [945,343 and 675,641 shares,
    respectively]............................................          9,716,377          6,799,399
   Capital shares repurchased [(5,688,682) and (1,966,966)
    shares, respectively]....................................        (58,432,472)       (19,952,656)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        177,664,893        140,479,720
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS..................................      1,279,578,858        160,856,410
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................      1,295,666,585        174,948,570
NET ASSETS:
   Beginning of year.........................................        530,888,947        355,940,377
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,826,555,532   $    530,888,947
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
       income of.............................................   $        (23,034)  $       (114,365)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       152

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $822,755,783).................   $  1,005,874,131
   Receivable for securities sold...........................          3,964,357
   Receivable from Separate Accounts for Trust shares sold..            753,133
   Dividends, interest and other receivables................            115,844
   Other assets.............................................              2,127
                                                               ----------------
      Total assets..........................................      1,010,709,592
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                235
   Payable for securities purchased.........................          5,499,411
   Payable to Separate Accounts for Trust shares redeemed...            691,414
   Investment management fees payable.......................            625,660
   Distribution fees payable - Class IB.....................            114,418
   Administrative fees payable..............................             28,415
   Trustees' fees payable...................................             23,923
   Accrued expenses.........................................            102,282
                                                               ----------------
      Total liabilities.....................................          7,085,758
                                                               ----------------
NET ASSETS..................................................   $  1,003,623,834
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,077,434,242
   Accumulated overdistributed net investment income........            (23,924)
   Accumulated undistributed net realized loss..............       (256,904,832)
   Unrealized appreciation on investments...................        183,118,348
                                                               ----------------
      Net assets............................................   $  1,003,623,834
                                                               ================
Class IA
   Net asset value, offering and redemption price per share,
    $451,408,101 / 35,414,995 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          12.75
                                                               ================
Class IB
   Net asset value, offering and redemption price per share,
    $552,215,733 / 44,044,699 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          12.54
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $      4,265,252
   Interest.................................................            137,109
                                                               ----------------
      Total income..........................................          4,402,361
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,858,598
   Distribution fees - Class IB.............................          1,027,726
   Administrative fees......................................            255,709
   Printing and mailing expenses............................            143,964
   Professional fees........................................             47,979
   Custodian fees...........................................             37,034
   Trustees' fees...........................................             27,731
   Miscellaneous............................................             10,496
                                                               ----------------
      Gross expenses........................................          7,409,237
                                                               ----------------
   Less: Fees paid indirectly...............................           (300,970)
                                                               ----------------
      Net expenses..........................................          7,108,267
                                                               ----------------
NET INVESTMENT LOSS.........................................         (2,705,906)
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................         67,028,205
   Net change in unrealized appreciation on securities......        213,044,857
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        280,073,062
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    277,367,156
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (2,705,906)  $     (4,818,476)
   Net realized gain (loss) on investments...................         67,028,205       (221,176,778)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        213,044,857        (37,926,380)
                                                                ----------------   ----------------
NET INCREASE  (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        277,367,156       (263,921,634)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [6,979,477 and 18,512,587 shares,
    respectively]............................................         74,736,135        216,262,366
   Capital shares repurchased [(6,775,126) and (19,056,184)
    shares, respectively]....................................        (71,656,727)       218,104,909
                                                                ----------------   ----------------
   Total Class IA transactions...............................          3,079,408         (1,842,543)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [42,991,648 and 56,752,743
    shares, respectively]....................................        421,813,839        579,650,287
   Capital shares issued in connection with the substitution
    [0 and 1,403,935 shares, respectively]...................                 --         13,503,596
   Capital shares repurchased [(33,611,642) and (53,905,063)
    shares, respectively]....................................       (324,721,773)      (550,449,143)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         97,092,066         42,704,740
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        100,171,474         40,862,197
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        377,538,630       (223,059,437)
NET ASSETS:
   Beginning of year.........................................        626,085,204        849,144,641
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,003,623,834   $    626,085,204
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net
       investment income of..................................   $        (23,924)  $         (7,009)
                                                                ================   ================

                       See Notes to Financial Statements.
                                       153

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,385,987,331)...............   $  1,595,597,057
   Dividends, interest and other receivables................          2,694,167
   Receivable from Separate Accounts for Trust shares sold..          2,258,068
   Other assets.............................................              3,656
                                                               ----------------
      Total assets..........................................      1,600,552,948
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         35,167,267
   Payable for securities purchased.........................         22,838,199
   Investment management fees payable.......................            795,709
   Payable to Separate Accounts for Trust shares redeemed...            640,654
   Distribution fee payable - Class IB......................            308,844
   Recoupment fees payable..................................             48,858
   Administrative fees payable..............................             39,917
   Trustees' fees payable...................................             25,174
   Accrued expenses.........................................            157,709
                                                               ----------------
      Total liabilities.....................................         60,022,331
                                                               ----------------
NET ASSETS..................................................   $  1,540,530,617
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,363,522,548
   Accumulated undistributed net investment income..........             82,993
   Accumulated undistributed net realized loss..............        (32,684,650)
   Unrealized appreciation on investments...................        209,609,726
                                                               ----------------
      Net assets............................................   $  1,540,530,617
                                                               ================
Class IA
   Net asset value, offering and redemption price per share,
    $32,274,188 / 2,527,931 shares outstanding (unlimited
    amount authorized: $0.01 par value).....................   $          12.77
                                                               ================
Class IB
   Net asset value, offering and redemption price per share,
    $1,508,256,429 / 118,217,412 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          12.76
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $18,611 foreign withholding tax).......   $     27,757,689
   Interest.................................................            370,013
   Securities lending (net).................................             76,345
                                                               ----------------
      Total income..........................................         28,204,047
                                                               ----------------
EXPENSES
   Investment management fees...............................          7,220,078
   Distribution fees - Class IB.............................          2,737,348
   Administrative fees......................................            331,761
   Printing and mailing expenses............................            216,511
   Professional fees........................................             49,574
   Custodian fees...........................................             26,678
   Trustees' fees...........................................             14,668
   Miscellaneous............................................             11,693
                                                               ----------------
      Gross expenses........................................         10,608,311
   Less: Waiver of investment management fees...............            (32,279)
         Fees paid indirectly...............................               (199)
                                                               ----------------
      Net expenses..........................................         10,575,833
                                                               ----------------
NET INVESTMENT INCOME.......................................         17,628,214
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................        (10,473,902)
   Net change in unrealized appreciation on securities......        299,564,443
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        289,090,541
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    306,718,755
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     17,628,214   $     11,051,434
   Net realized loss on investments..........................        (10,473,902)       (19,741,371)
   Net change in unrealized appreciation(depreciation)
    on investments...........................................        299,564,443       (101,234,010)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        306,718,755       (109,923,947)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................           (434,744)          (338,024)
   Class IB..................................................        (17,151,004)       (10,672,820)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (17,585,748)       (11,010,844)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [1,242,628 and 1,339,411 shares,
    respectively]............................................         13,900,854         15,155,533
   Capital shares issued in reinvestment of dividends
    [34,849 and 33,612 shares, respectively].................            434,744            338,024
   Capital shares repurchased [(864,955) and (787,097)
    shares, respectively]....................................         (9,618,308)        (8,516,192)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          4,717,290          6,977,365
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [44,018,125 and 33,687,566 shares,
    respectively]............................................        483,543,708        367,967,374
   Capital shares issued in reinvestment of dividends
    [1,375,687 and 1,061,251 shares, respectively]...........         17,151,004         10,672,820
   Capital shares repurchased [(6,977,356) and (6,662,059)
    shares, respectively]....................................        (75,440,440)       (69,997,399)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        425,254,272        308,642,795
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        429,971,562        315,620,160
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        719,104,569        194,685,369
NET ASSETS:
   Beginning of year.........................................        821,426,048        626,740,679
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,540,530,617   $    821,426,048
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net
       investment income of..................................   $         82,993   $         40,527
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       154

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $28,469,606)..................   $     33,714,582
   Receivable from Separate Accounts for Trust
    shares sold.............................................            110,648
   Dividends, interest and other receivables................             12,188
   Other assets.............................................                 89
                                                               ----------------
      Total assets..........................................         33,837,507
                                                               ----------------
LIABILITIES
   Payable to Separate Accounts for Trust shares
    redeemed................................................             11,471
   Investment management fees payable.......................              8,658
   Administrative fees payable..............................              7,294
   Distribution fees payable - Class IB.....................              6,790
   Trustees' fees payable...................................                232
   Accrued expenses.........................................             26,962
                                                               ----------------
      Total liabilities.....................................             61,407
                                                               ----------------
NET ASSETS..................................................   $     33,776,100
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $     31,691,918
   Accumulated overdistributed net investment income........               (122)
   Accumulated undistributed net realized loss..............         (3,160,672)
   Unrealized appreciation on investments...................          5,244,976
                                                               ----------------
      Net assets............................................   $     33,776,100
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $65,216 / 8,642 shares outstanding (unlimited
    amount authorized: $0.01 par value).....................   $           7.55
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $33,710,884 / 4,480,897 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           7.52
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $        115,370
   Interest.................................................              5,732
                                                               ----------------
      Total income..........................................            121,102
                                                               ----------------
EXPENSES
   Investment management fees...............................            131,365
   Distribution fees - Class IB.............................             50,384
   Professional fees........................................             38,896
   Administrative fees......................................             35,071
   Custodian fees...........................................             27,313
   Printing and mailing expenses............................              4,120
   Trustees' fees...........................................                280
   Miscellaneous............................................              3,252
                                                               ----------------
      Gross expenses........................................            290,681
   Less: Waiver of investment management fees...............            (78,504)
         Fees paid indirectly...............................             (9,000)
                                                               ----------------
      Net expenses..........................................            203,177
                                                               ----------------
NET INVESTMENT LOSS.........................................            (82,075)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized loss on securities..........................           (258,645)
   Net change in unrealized appreciation on securities......          5,756,929
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................          5,498,284
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $      5,416,209
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $        (82,075)  $        (22,717)
   Net realized loss on investments..........................           (258,645)        (2,458,768)
   Net change in unrealized appreciation on investments......          5,756,929             89,381
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................          5,416,209         (2,392,104)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [0 and 8,642 shares, respectively]....                 --             50,000
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [3,130,221 and 1,710,464 shares,
    respectively]............................................         20,647,273         11,415,075
   Capital shares repurchased [(530,406) and (567,146)
    shares, respectively]....................................         (3,401,739)        (3,856,541)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         17,245,534          7,558,534
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................         17,245,534          7,608,534
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................         22,661,743          5,216,430
NET ASSETS:
   Beginning of year.........................................         11,114,357          5,897,927
                                                                ----------------   ----------------
   End of year (a)...........................................   $     33,776,100   $     11,114,357
                                                                ================   ================
----------------
   (a) Includes accumulated overdistributed net
       investment income of..................................   $           (122)  $            (47)
                                                                ----------------   ----------------
     * Class IA commenced operations on October 2, 2002

                       See Notes to Financial Statements.
                                       155

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $358,042,467).................   $    403,269,880
   Cash (Foreign Cash $52,238)..............................             52,238
   Receivable from Separate Accounts for Trust
    shares sold.............................................            931,782
   Receivable for securities sold...........................            554,099
   Dividends, interest and other receivables................            239,246
   Other assets.............................................                829
                                                               ----------------
      Total assets..........................................        405,048,074
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         34,425,631
   Payable for securities purchased.........................         11,921,941
   Unrealized depreciation of forward foreign currency
    contracts...............................................            588,431
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            242,461
   Investment management fees payable.......................            204,567
   Distribution fees payable - Class IB.....................             70,907
   Administrative fees payable..............................             11,093
   Trustees' fees payable...................................              2,821
   Accrued expenses.........................................             98,380
                                                               ----------------
      Total liabilities.....................................         47,566,232
                                                               ----------------
NET ASSETS..................................................   $    357,481,842
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    342,287,852
   Accumulated overdistributed net
    investment income.......................................         (1,220,378)
   Accumulated undistributed net realized loss..............        (28,642,023)
   Unrealized appreciation on investments...................         45,056,391
                                                               ----------------
      Net assets............................................   $    357,481,842
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $319,941 / 33,198 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           9.64
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $357,161,901 / 37,038,527 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           9.64
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $394,219 foreign withholding tax)......   $      3,649,460
   Interest.................................................            124,330
   Securities lending (net).................................            106,518
                                                               ----------------
      Total income..........................................          3,880,308
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,786,333
   Distribution fees - Class IB.............................            524,900
   Custodian fees...........................................            260,276
   Administrative fees......................................             90,506
   Printing and mailing expenses............................             43,659
   Professional fees........................................             39,844
   Trustees' fees...........................................              3,333
   Miscellaneous............................................              4,885
                                                               ----------------
      Gross expenses........................................          2,753,736
   Less: Waiver of investment management fees...............           (233,863)
         Fees paid indirectly...............................            (28,112)
                                                               ----------------
      Net expenses..........................................          2,491,761
                                                               ----------------
NET INVESTMENT INCOME.......................................          1,388,547
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         (4,349,430)
   Foreign currency transactions............................            855,816
                                                               ----------------
      Net realized loss.....................................         (3,493,614)
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................         74,571,404
   Foreign currency translations............................           (424,793)
                                                               ----------------
      Net change in unrealized appreciation.................         74,146,611
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         70,652,997
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     72,041,544
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      1,388,547   $        571,872
   Net realized loss on investments and foreign
    currency transactions....................................         (3,493,614)       (12,121,006)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........         74,146,611         (4,734,725)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................         72,041,544        (16,283,859)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................             (3,823)            (1,400)
   Class IB..................................................         (3,302,733)        (1,619,946)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (3,306,556)        (1,621,346)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [22,772 and 11,236 shares,
    respectively]............................................            177,301            100,000
   Capital shares issued in reinvestment of dividends
    [415 and 185 shares, respectively].......................              3,823              1,400
   Capital shares repurchased [(1,410) and 0 shares,
    respectively]............................................            (12,471)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................            168,653            101,400
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [34,975,438 and 16,257,374
    shares, respectively]....................................        277,894,965        128,570,127
   Capital shares issued in reinvestment of dividends
    [358,912 and 214,131 shares, respectively]...............          3,302,733          1,619,946
   Capital shares repurchased [(15,367,053) and
    (10,991,805) shares, respectively].......................       (118,224,605)       (88,464,023)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        162,973,093         41,726,050
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        163,141,746         41,827,450
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        231,876,734         23,922,245
NET ASSETS:
   Beginning of year.........................................        125,605,108        101,682,863
                                                                ----------------   ----------------
   End of year (a)...........................................   $    357,481,842   $    125,605,108
                                                                ================   ================
----------------
   (a) Includes accumulated overdistributed net
       investment income of..................................   $     (1,220,378)  $       (182,349)
                                                                ----------------   ----------------
     * Class IA commenced operations on March 25, 2002

                       See Notes to Financial Statements.
                                       156

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $801,737,043).................   $    944,741,984
   Dividends, interest and other receivables................          1,051,822
   Receivable from Separate Accounts for Trust
    shares sold.............................................            417,848
   Receivable for securities sold...........................              2,988
   Other assets.............................................              3,375
                                                               ----------------
      Total assets..........................................        946,218,017
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         65,536,748
   Payable for securities purchased.........................          2,020,557
   Investment management fees payable.......................            467,595
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            234,948
   Distribution fees payable - Class IB.....................            180,829
   Administrative fees payable..............................             31,997
   Trustees' fees payable...................................             24,350
   Recoupment fees payable..................................              8,930
   Accrued expenses.........................................             98,912
                                                               ----------------
      Total liabilities.....................................         68,604,866
                                                               ----------------
NET ASSETS..................................................   $    877,613,151
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,074,807,418
   Accumulated undistributed net investment income..........             45,142
   Accumulated undistributed net realized loss..............       (340,250,512)
   Unrealized appreciation on investments...................        143,011,103
                                                               ----------------
      Net assets............................................   $    877,613,151
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $209,536 / 19,483 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.75
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $877,403,615 / 81,526,146 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.76
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $17,701 foreign withholding tax).......   $      9,004,791
   Interest.................................................            146,836
   Securities lending (net).................................             68,392
                                                               ----------------
      Total income..........................................          9,220,019
                                                               ----------------
EXPENSES
   Investment management fees...............................          4,513,404
   Distribution fees - Class IB.............................          1,736,589
   Administrative fees......................................            238,070
   Printing and mailing expenses............................            102,006
   Professional fees........................................             42,881
   Custodian fees...........................................             32,466
   Trustees' fees...........................................              9,558
   Miscellaneous............................................             43,037
                                                               ----------------
      Gross expenses........................................          6,718,011
   Less: Waiver of investment management fees...............           (117,952)
         Fees paid indirectly...............................           (108,948)
                                                               ----------------
      Net expenses..........................................          6,491,111
                                                               ----------------
NET INVESTMENT INCOME.......................................          2,728,908
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Net realized gain on securities..........................            537,542
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        191,571,683
   Foreign currency translation.............................              4,632
                                                               ----------------
      Net change in unrealized appreciation.................        191,576,315
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        192,113,857
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $    194,842,765
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                               -----------------------------------
                                                                      2003               2002
                                                               ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................   $      2,728,908   $      1,662,922
   Net realized gain (loss) on investments and
    foreign currency transactions...........................            537,542        (37,124,621)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations........        191,576,315        (22,844,996)
                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................        194,842,765        (58,306,695)
                                                               ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA.................................................             (1,162)              (246)
   Class IB.................................................         (3,199,743)        (1,201,248)
                                                               ----------------   ----------------
TOTAL DIVIDENDS.............................................         (3,200,905)        (1,201,494)
                                                               ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [10,091 and 10,186 shares,
    respectively]...........................................             89,581            113,404
   Capital shares issued in reinvestment of dividends
    and distributions [111 and 30 shares, respectively].....              1,162                246
   Capital shares repurchased [(630) and (305) shares,
    respectively]...........................................             (6,063)            (2,527)
                                                               ----------------   ----------------
   Total Class IA transactions..............................             84,680            111,123
                                                               ----------------   ----------------
   Class IB
   Capital shares sold [19,666,019 and 9,289,686 shares,
    respectively]...........................................        183,303,330         82,126,339
   Capital shares issued in connection with the substitution
    [0 and 51,673,070 shares, respectively].................                 --        451,945,019
   Capital shares issued in reinvestment of dividends and
    distributions [308,250 and 146,146 shares,
    respectively]...........................................          3,199,743          1,201,248
   Capital shares repurchased [(7,012,811) and
    (2,784,432) shares, respectively].......................        (64,094,090)       (24,341,457)
                                                               ----------------   ----------------
   Total Class IB transactions..............................        122,408,983        510,931,149
                                                               ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS.........................................        122,493,663        511,042,272
                                                               ----------------   ----------------
TOTAL INCREASE IN NET ASSETS................................        314,135,523        451,534,083
NET ASSETS:
   Beginning of year........................................        563,477,628        111,943,545
                                                               ----------------   ----------------
   End of year (a)..........................................   $    877,613,151   $    563,477,628
                                                               ================   ================
   (a) Includes accumulated undistributed net
       investment income of.................................   $         45,142   $        501,551
                                                               ----------------   ----------------
     * Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       157

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $702,474,837).................   $    818,752,678
   Receivable from Separate Accounts for Trust shares sold..          1,473,682
   Dividends, interest and other receivables................            797,230
   Receivable for securities sold...........................                996
   Other assets.............................................              1,936
                                                               ----------------
      Total assets..........................................        821,026,522
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         63,249,926
   Payable for securities purchased.........................          2,743,111
   Investment management fees payable.......................            387,992
   Distribution fees payable - Class IB.....................            151,730
   Payable to Separate Accounts for Trust
    shares redeemed.........................................             25,301
   Administrative fees payable..............................             20,885
   Trustees' fees payable...................................              5,773
   Accrued expenses.........................................            100,432
                                                               ----------------
      Total liabilities.....................................         66,685,150
                                                               ----------------
NET ASSETS..................................................   $    754,341,372
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    664,847,066
   Accumulated overdistributed net investment income........             (3,308)
   Accumulated undistributed net realized loss..............        (26,780,227)
   Unrealized appreciation on investments...................        116,277,841
                                                               ----------------
      Net assets............................................   $    754,341,372
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $1,358,715 / 128,524 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.57
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $752,982,657 / 71,226,080 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.57
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $695 foreign withholding tax)..........   $      5,710,619
   Interest.................................................            327,797
   Securities lending (net).................................             45,241
                                                               ----------------
      Total income..........................................          6,083,657
                                                               ----------------
EXPENSES
   Investment management fees...............................          3,050,697
   Distribution fees - Class IB.............................          1,171,949
   Administrative fees......................................            161,960
   Printing and mailing expenses............................             94,702
   Professional fees........................................             43,995
   Custodian fees...........................................             31,256
   Trustees' fees...........................................              7,173
   Miscellaneous............................................             11,234
                                                               ----------------
      Gross expenses........................................          4,572,966
   Less: Waiver of investment management fees...............           (118,339)
         Fees paid indirectly...............................           (105,655)
                                                               ----------------
      Net expenses..........................................          4,348,972
                                                               ----------------
NET INVESTMENT INCOME.......................................          1,734,685
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................         (9,412,613)
   Net change in unrealized appreciation on securities......        160,585,690
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        151,173,077
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    152,907,762
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      1,734,685   $      1,016,445
   Net realized loss on investments..........................         (9,412,613)       (11,927,775)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        160,585,690        (43,953,787)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        152,907,762        (54,865,117)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................             (6,224)              (541)
   Class IB..................................................         (1,790,402)        (1,018,546)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (1,796,626)        (1,019,087)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [122,175 and 11,965 shares,
    respectively]............................................          1,128,174            117,311
   Capital shares issued in reinvestment of dividends
    [604 and 69 shares, respectively]........................              6,224                541
   Capital shares repurchased [(6,177) and (112) shares,
    respectively]............................................            (57,110)              (877)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          1,077,288            116,975
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [39,414,522 and 16,425,298 shares,
    respectively]............................................        357,491,582        136,005,828
   Capital shares issued in connection with the substitution
    [0 and 2,447,543 shares, respectively]...................                 --         19,634,554
   Capital shares issued in reinvestment of dividends
    [174,334 and 130,064 shares, respectively]...............          1,790,402          1,018,546
   Capital shares repurchased [(3,535,495) and (3,240,267)
    shares, respectively]....................................        (30,555,705)       (25,829,501)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        328,726,279        130,829,427
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        329,803,567        130,946,402
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        480,914,703         75,062,198
NET ASSETS:
   Beginning of year.........................................        273,426,669        198,364,471
                                                                ----------------   ----------------
   End of year (a)...........................................   $    754,341,372   $    273,426,669
                                                                ================   ================
----------
   (a) Includes accumulated undistributed (overdistributed)
       net investment income of..............................   $         (3,308)  $         56,799
                                                                ----------------   ----------------
     * Class IA commenced operations on March 25, 2002

                       See Notes to Financial Statements.
                                       158

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $271,737,801).................   $    371,686,617
   Cash (Foreign Cash $571,034).............................         20,990,101
   Dividends, interest and other receivables................          1,552,358
   Receivable for securities sold...........................          1,068,302
   Receivable from Separate Accounts for Trust shares sold..            762,129
   Other assets.............................................                733
                                                               ----------------
      Total assets..........................................        396,060,240
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................          2,186,250
   Payable for securities purchased.........................          1,077,498
   Payable to Separate Accounts for Trust shares redeemed...            626,803
   Payable for deferred India taxes.........................            469,221
   Investment management fees payable.......................            362,310
   Recoupment fees payable..................................            110,264
   Distribution fees payable - Class IB.....................             77,788
   Administrative fees payable..............................             11,358
   Trustees' fees payable...................................              5,457
   Accrued expenses.........................................            245,393
                                                               ----------------
      Total liabilities.....................................          5,172,342
                                                               ----------------
NET ASSETS..................................................   $    390,887,898
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    397,542,169
   Accumulated undistributed net investment income..........            195,358
   Accumulated undistributed net realized loss..............       (106,335,032)
   Unrealized appreciation on investments (net of
    India tax of $469,221 on unrealized appreciation
    on investments).........................................         99,485,403
                                                               ----------------
      Net assets............................................   $    390,887,898
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $995,232 / 121,386 shares outstanding
    (unlimited amount authorized: $0.01 par value)...........  $           8.20
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $389,892,666 / 47,584,363 shares
    outstanding (unlimited amount authorized: $0.01
    par value)..............................................   $           8.19
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $561,134 foreign withholding tax)......   $      7,106,242
   Interest.................................................             38,615
   Securities lending (net).................................              4,191
                                                               ----------------
      Total income..........................................          7,149,048
                                                               ----------------
EXPENSES
   Investment management fees...............................          2,856,913
   Custodian fees...........................................            687,039
   Distribution fees - Class IB.............................            619,395
   Recoupment fees..........................................            105,847
   Administrative fees......................................            101,591
   Printing and mailing expenses............................             47,808
   Professional fees........................................             42,154
   Trustees' fees...........................................              3,665
   Miscellaneous............................................              5,975
                                                               ----------------
      Gross expenses........................................          4,470,387
                                                               ----------------
         Fees paid indirectly...............................            (52,604)
      Net expenses..........................................          4,417,783
                                                               ----------------
NET INVESTMENT INCOME.......................................          2,731,265
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         13,851,247
   Foreign currency transactions............................           (162,994)
                                                               ----------------
      Net realized gain.....................................         13,688,253
                                                               ----------------
   Change in unrealized appreciation on:
   Securities (net of India tax of $469,221 on unrealized
    appreciation on investments)............................        102,376,035
   Foreign currency translations............................              6,577
                                                               ----------------
      Net change in unrealized appreciation.................        102,382,612
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        116,070,865
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    118,802,130
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)..............................   $      2,731,265   $       (224,300)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................         13,688,253         (7,307,585)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations............        102,382,612         (7,233,544)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        118,802,130        (14,765,429)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................             (7,941)                --
   Class IB..................................................         (2,309,721)                --
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (2,317,662)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [115,123 and 11,696 shares,
    respectively]............................................            761,392             58,997
   Capital shares issued in reinvestment of dividends
    [1,000 and 0 shares, respectively].......................              7,941                 --
   Capital shares repurchased [(6,393) and (40) shares,
    respectively]............................................            (40,518)              (222)
                                                                ----------------   ----------------
   Total Class IA transactions...............................            728,815             58,775
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [35,023,487 and 44,373,826 shares,
    respectively]............................................        220,079,531        252,357,798
   Capital shares issued in reinvestment of dividends
    [290,923 and 0 shares, respectively].....................          2,309,721                 --
   Capital shares repurchased [(24,276,841) and
    (40,577,746) shares, respectively].......................       (141,891,146)      (228,342,544)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         80,498,106         24,015,254
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................         81,226,921         24,074,029
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        197,711,389          9,308,600
NET ASSETS:
   Beginning of year.........................................        193,176,509        183,867,909
                                                                ----------------   ----------------
   End of year (a)...........................................   $    390,887,898   $    193,176,509
                                                                ================   ================
----------------
   (a) Includes accumulated undistributed (overdistributed)
       net investment income of..............................   $        195,358   $        (83,864)
                                                                ----------------   ----------------
     * Class IA commenced operations on October 2, 2002

                       See Notes to Financial Statements.
                                       159

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $3,023,159,090)...............   $  3,176,056,129
   Cash.....................................................              3,657
   Dividends, interest and other receivables................          4,160,326
   Receivable from Separate Accounts for Trust shares sold..          3,289,694
   Receivable for securities sold...........................          2,260,626
   Variation margin receivable on futures contracts.........              5,800
   Other assets.............................................              6,574
                                                               ----------------
      Total assets..........................................      3,185,782,806
                                                               ----------------
LIABILITIES
   Payable for securities purchased.........................         32,292,757
   Collateral held for loaned securities....................          1,215,307
   Payable to Separate Accounts for Trust shares redeemed...          1,208,201
   Investment management fees payable.......................            649,346
   Distribution fees payable - Class IB.....................            325,808
   Administrative fees payable..............................            100,822
   Trustees' fees payable...................................             91,956
   Accrued expenses.........................................            280,721
                                                               ----------------
      Total liabilities.....................................         36,164,918
                                                               ----------------
NET ASSETS..................................................   $  3,149,617,888
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  3,047,482,476
   Accumulated undistributed net investment income..........             75,633
   Accumulated undistributed net realized loss..............        (50,862,463)
   Unrealized appreciation on investments...................        152,922,239
                                                               ----------------
      Net assets............................................   $  3,149,617,888
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $1,560,563,420 / 72,993,616 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          21.38
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $1,589,054,468 / 74,682,261 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          21.28
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $     44,556,416
   Interest.................................................            606,586
   Securities lending (net).................................            135,786
                                                               ----------------
      Total income..........................................         45,298,788
                                                               ----------------
EXPENSES
   Investment management fees...............................          6,308,055
   Distribution fees - Class IB.............................          2,910,478
   Administrative fees......................................            784,700
   Printing and mailing expenses............................            463,240
   Trustees' fees...........................................             87,872
   Custodian fees...........................................             85,989
   Professional fees........................................             42,551
   Miscellaneous............................................             49,939
                                                               ----------------
      Total expenses........................................         10,732,824
                                                               ----------------
NET INVESTMENT INCOME.......................................         34,565,964
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         (5,227,269)
   Futures..................................................          7,162,381
                                                               ----------------
      Net realized gain.....................................          1,935,112
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        611,901,986
   Futures..................................................            837,500
                                                               ----------------
      Net change in unrealized appreciation.................        612,739,486
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        614,674,598
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    649,240,562
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     34,565,964   $     28,430,983
   Net realized gain (loss) on investments...................          1,935,112        (48,660,917)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        612,739,486       (588,598,717)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        649,240,562       (608,828,651)
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................        (21,055,994)       (16,614,121)
   Class IB..................................................        (17,092,908)        (8,978,161)
                                                                ----------------   ----------------
                                                                     (38,148,902)       (25,592,282)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IA..................................................                 --         (1,336,385)
   Class IB..................................................                 --           (754,278)
                                                                ----------------   ----------------
                                                                              --         (2,090,663)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................        (38,148,902)       (27,682,945)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [6,089,788 and 11,064,986 shares,
    respectively]............................................        113,575,924        223,027,277
   Capital shares issued in reinvestment of dividends and
    distributions [1,014,444 and 1,040,502
    shares, respectively]....................................         21,055,994         17,950,506
   Capital shares repurchased [(8,373,738) and
    (18,364,649) shares, respectively].......................       (153,707,941)      (354,125,018)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        (19,076,023)      (113,147,235)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [29,087,055 and 15,173,019
    shares, respectively]....................................        540,132,998        279,739,887
   Capital shares issued in reinvestment of dividends
    and distributions [827,731 and 566,518
    shares, respectively]....................................         17,092,908          9,732,439
   Capital shares repurchased [(6,314,587) and (6,829,613)
    shares, respectively]....................................       (116,331,177)      (124,194,385)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        440,894,729        165,277,941
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        421,818,706         52,130,706
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................      1,032,910,366       (584,380,890)
NET ASSETS:
   Beginning of year.........................................      2,116,707,522      2,701,088,412
                                                                ----------------   ----------------
   End of year (a)...........................................   $  3,149,617,888   $  2,116,707,522
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $         75,633   $      3,890,593
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       160

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $106,046,287).................   $    118,523,291
   Receivable for securities sold...........................            576,714
   Receivable from Separate Accounts for Trust
    shares sold.............................................            363,755
   Dividends, interest and other receivables................             49,966
   Other assets.............................................                251
                                                               ----------------
      Total assets..........................................        119,513,977
                                                               ----------------
LIABILITIES
   Payable for securities purchased.........................          5,285,993
   Collateral held for loaned securities....................          4,286,912
   Payable to Separate Accounts for Trust shares redeemed...            105,726
   Investment management fees payable.......................             39,919
   Distribution fees payable - Class IB.....................             21,856
   Administrative fees payable..............................              7,658
   Trustees' fees payable...................................                656
   Accrued expenses.........................................             31,170
                                                               ----------------
      Total liabilities.....................................          9,779,890
                                                               ----------------
NET ASSETS..................................................   $    109,734,087
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $     98,847,382
   Accumulated overdistributed net investment income........               (302)
   Accumulated undistributed net realized loss..............         (1,589,997)
   Unrealized appreciation on investments...................         12,477,004
                                                               ----------------
      Net assets............................................   $    109,734,087
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $74,549 / 8,863 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           8.41
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $109,659,538 / 13,073,666 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           8.39
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $113 foreign withholding tax)..........   $        250,831
   Interest.................................................             17,904
   Securities lending (net).................................              7,387
                                                               ----------------
      Total income..........................................            276,122
                                                               ----------------
EXPENSES
   Investment management fees...............................            348,892
   Distribution fees - Class IB.............................            134,037
   Administrative fees......................................             43,462
   Professional fees........................................             39,387
   Custodian fees...........................................             26,813
   Printing and mailing expenses............................             19,067
   Trustees' fees...........................................                907
   Miscellaneous............................................              2,777
                                                               ----------------
      Gross expenses........................................            615,342
   Less: Waiver of investment management fees...............           (106,256)
         Fees paid indirectly...............................            (57,204)
                                                               ----------------
      Net expenses..........................................            451,882
                                                               ----------------
NET INVESTMENT LOSS.........................................           (175,760)
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................          4,967,141
   Net change in unrealized appreciation on securities......         12,883,354
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         17,850,495
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     17,674,735
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (175,760)  $        (18,259)
   Net realized gain (loss) on investments...................          4,967,141         (3,566,820)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................         12,883,354         (1,096,890)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................         17,674,735         (4,681,969)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [768 and 8,215 shares,
    respectively]............................................              5,414             50,000
   Capital shares repurchased [(120) and 0 shares,
    respectively]............................................               (836)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................              4,578             50,000
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [10,234,420 and 3,218,162 shares,
    respectively]............................................         76,370,700         21,330,113
   Capital shares repurchased [(1,300,792) and
    (769,049) shares, respectively]..........................         (9,511,873)        (5,007,866)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         66,858,827         16,322,247
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS..................................         66,863,405         16,372,247
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................         84,538,140         11,690,278
NET ASSETS:
   Beginning of year.........................................         25,195,947         13,505,669
                                                                ----------------   ----------------
   End of year (a)...........................................   $    109,734,087   $     25,195,947
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net
       investment income of..................................   $           (302)  $           (116)
                                                                ----------------   ----------------
     * Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       161

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $747,077,754).................   $    884,773,157
   Cash (Foreign Cash $454,511).............................            454,511
   Receivable for securities sold...........................          9,531,639
   Receivable from Separate Accounts for Trust shares sold..          1,769,395
   Dividends, interest and other receivables................            680,292
   Other assets.............................................            265,687
                                                               ----------------
      Total assets..........................................        897,474,681
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         92,804,221
   Payable for securities purchased.........................          8,998,364
   Investment management fees payable.......................            440,874
   Distribution fees payable - Class IB.....................            159,916
   Administrative fees payable..............................             22,122
   Payable to Separate Accounts for Trust shares redeemed...              5,980
   Trustees' fees payable...................................              5,443
   Accrued expenses.........................................            105,831
                                                               ----------------
      Total liabilities.....................................        102,542,751
                                                               ----------------
NET ASSETS..................................................   $    794,931,930
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    657,522,730
   Accumulated overdistributed net investment income........           (200,887)
   Accumulated undistributed net realized loss..............            (86,042)
   Unrealized appreciation on investments...................        137,696,129
                                                               ----------------
      Net assets............................................   $    794,931,930
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $2,835,473 / 278,104 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.20
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $792,096,457 / 78,056,236 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.15
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $23,570 foreign withholding tax).......   $      3,169,077
   Interest.................................................            460,765
   Securities lending (net).................................            118,151
                                                               ----------------
      Total income..........................................          3,747,993
                                                               ----------------
EXPENSES
   Investment management fees...............................          3,316,076
   Distribution fees - Class IB.............................          1,181,633
   Administrative fees......................................            163,984
   Printing and mailing expenses............................             99,020
   Custodian fees...........................................             89,404
   Professional fees........................................             44,245
   Trustees' fees...........................................              7,774
   Miscellaneous............................................              8,827
                                                               ----------------
      Gross expenses........................................          4,910,963
   Less: Waiver of investment management fees...............           (176,252)
         Fees paid indirectly...............................           (551,638)
                                                               ----------------
      Net expenses..........................................          4,183,073
                                                               ----------------
NET INVESTMENT LOSS.........................................           (435,080)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         48,118,310
   Foreign currency transactions............................           (159,018)
                                                               ----------------
      Net realized gain.....................................         47,959,292
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        142,963,787
   Foreign currency translations............................                600
                                                               ----------------
      Net change in unrealized appreciation.................        142,964,387
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        190,923,679
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    190,488,599
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (435,080)  $       (319,523)
   Net realized gain (loss) on investments and
    foreign currency transactions............................         47,959,292        (29,765,954)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        142,964,387        (16,575,136)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................................        190,488,599        (46,660,613)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................                 --                (14)
   Class IB..................................................                 --            (35,904)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................                 --            (35,918)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [269,055 and 15,057 shares,
    respectively]............................................          2,323,228            125,314
   Capital shares issued in reinvestment of dividends
    [0 and 2 shares, respectively]...........................                 --                 14
   Capital shares repurchased [(5,981) and
    (29) shares, respectively]...............................            (49,077)              (204)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          2,274,151            125,124
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [43,706,692 and 22,959,987 shares,
    respectively]............................................        364,744,569        177,595,608
   Capital shares issued in reinvestment of dividends
    [0 and 4,434 shares, respectively].......................                 --             35,904
   Capital shares repurchased [(5,266,171) and
    (3,826,758) shares, respectively]........................        (42,628,831)       (28,454,012)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        322,115,738        149,177,500
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS........................................        324,389,889        149,302,624
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        514,878,488        102,606,093
NET ASSETS:
   Beginning of year.........................................        280,053,442        177,447,349
                                                                ----------------   ----------------
   End of year (a)...........................................   $    794,931,930   $    280,053,442
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed
        net investment income of.............................   $       (200,887)  $         (2,472)
                                                                ----------------   ----------------
     * Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       162

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,173,415,511)...............   $  1,230,796,895
   Cash (Foreign Cash Payable $484,567).....................            131,245
   Receivable for securities sold...........................         14,196,724
   Receivable from Separate Accounts for Trust shares sold..          1,973,746
   Dividends, interest and other receivables................            997,640
   Other assets.............................................            350,606
                                                               ----------------
      Total assets..........................................      1,248,446,856
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................        106,468,473
   Payable for securities purchased.........................         16,122,774
   Investment management fees payable.......................            696,509
   Distribution fees payable - Class IB.....................            227,978
   Payable to Separate Accounts for Trust shares redeemed...            226,774
   Recoupment fees payable..................................             89,504
   Administrative fees payable..............................             31,807
   Trustees' fees payable...................................             18,715
   Accrued expenses.........................................            149,602
                                                               ----------------
   Total liabilities........................................        124,032,136
                                                               ----------------
NET ASSETS..................................................   $  1,124,414,720
                                                               ================
Net assets were comprised of:
   Paid in capital..........................................   $    980,053,072
   Accumulated undistributed net investment income..........          1,212,022
   Accumulated undistributed net realized gain..............         85,775,318
   Unrealized appreciation on investments...................         57,374,308
                                                               ----------------
      Net assets............................................   $  1,124,414,720
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $26,522,454 / 2,026,058 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.09
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $1,097,892,266 / 83,960,015 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.08
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $26,285 foreign withholding tax).......   $     12,968,495
   Interest.................................................            187,880
   Securities lending (net).................................            307,669
                                                               ----------------
      Total income..........................................         13,464,044
                                                               ----------------
   EXPENSES
   Investment management fees...............................          6,306,092
   Distribution fees - Class IB.............................          2,049,603
   Administrative fees......................................            275,498
   Recoupment fees..........................................            208,966
   Printing and mailing expenses............................            160,793
   Custodian fees...........................................            113,718
   Professional fees........................................             46,390
   Trustees' fees...........................................             11,191
   Miscellaneous............................................             24,670
                                                               ----------------
      Gross expenses........................................          9,196,921
   Less: Fees paid indirectly...............................           (543,101)
                                                               ----------------
      Net expenses..........................................          8,653,820
                                                               ----------------
NET INVESTMENT INCOME.......................................          4,810,224
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................        141,100,252
   Futures..................................................            930,361
   Foreign currency transactions............................            (25,833)
                                                               ----------------
   Net realized gain........................................        142,004,780
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................        116,644,625
   Foreign currency translations............................             (7,076)
                                                               ----------------
   Net change in unrealized appreciation....................        116,637,549
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        258,642,329
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    263,452,553
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      4,810,224   $      4,672,011
   Net realized gain (loss) on investments and
    foreign currency transactions............................        142,004,780        (32,635,134)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        116,637,549        (83,789,719)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        263,452,553       (111,752,842)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................           (133,233)          (147,222)
   Class IB..................................................         (3,485,779)        (3,523,392)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (3,619,012)        (3,670,614)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [866,418 and 1,590,982
    shares, respectively]....................................          9,542,028         18,859,029
   Capital shares issued in reinvestment of dividends
    [10,378 and 14,922 shares, respectively].................            133,233            147,222
   Capital shares repurchased [(757,472) and
    (1,257,300) shares, respectively]........................         (8,179,501)       (14,518,710)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          1,495,760          4,487,541
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [25,077,453 and
    35,942,533 shares, respectively].........................        270,759,189        408,831,281
   Capital shares issued in reinvestment of dividends
    [271,794 and 357,072 shares, respectively]...............          3,485,779          3,523,392
   Capital shares repurchased [(7,107,263) and
    (7,595,648) shares, respectively]........................        (76,896,594)       (83,328,634)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        197,348,374        329,026,039
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        198,844,134        333,513,580
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        458,677,675        218,090,124
NET ASSETS:
   Beginning of year.........................................        665,737,045        447,646,921
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,124,414,720   $    665,737,045
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $      1,212,022   $        375,788
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       163

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $244,187,362).................   $    273,368,150
   Receivable from Separate Accounts for Trust
    shares sold.............................................            360,237
   Dividends, interest and other receivables................             91,888
   Other assets.............................................                616
                                                               ----------------
      Total assets..........................................        273,820,891
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         12,860,016
   Payable to Separate Accounts for Trust shares redeemed...            190,131
   Investment management fees payable.......................            177,938
   Distribution fees payable - Class IB.....................             53,681
   Administrative fees payable..............................              8,823
   Trustees' fees payable...................................              2,584
   Accrued expenses.........................................             45,583
                                                               ----------------
      Total liabilities.....................................         13,338,756
                                                               ----------------
NET ASSETS..................................................   $    260,482,135
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    300,032,222
   Accumulated overdistributed net investment income........             (1,723)
   Accumulated undistributed net realized loss..............        (68,729,152)
   Unrealized appreciation on investments...................         29,180,788
                                                               ----------------
      Net assets............................................   $    260,482,135
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $152,185 / 26,631 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           5.71
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $260,329,950 / 45,754,498 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           5.69
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $      1,798,746
   Interest.................................................            111,186
   Securities lending (net).................................             14,591
                                                               ----------------
      Total income..........................................          1,924,523
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,870,035
   Distribution fees - Class IB.............................            519,208
   Administrative fees......................................             89,570
   Professional fees........................................             40,394
   Printing and mailing expenses............................             37,486
   Custodian fees...........................................             21,733
   Trustees' fees...........................................              3,190
   Miscellaneous............................................              4,857
                                                               ----------------
      Gross expenses........................................          2,586,473
   Less: Waiver of investment management fees...............           (195,917)
                                                               ----------------
      Net expenses..........................................          2,390,556
                                                               ----------------
NET INVESTMENT LOSS.........................................           (466,033)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................        (15,678,136)
   Net change in unrealized appreciation on securities......         65,310,799
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         49,632,663
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     49,166,630
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (466,033)  $       (342,182)
   Net realized loss on investments..........................        (15,678,136)       (32,580,692)
   Net change in unrealized appreciation (depreciation) on
    investments..............................................         65,310,799        (25,812,016)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         49,166,630        (58,734,890)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [15,363 and 15,823 shares,
    respectively]............................................             73,153            100,000
   Capital shares repurchased [(4,555) and 0 shares,
    respectively]............................................            (21,692)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................             51,461            100,000
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [16,496,398 and 15,334,477 shares,
    respectively]............................................         81,747,676         80,350,336
   Capital shares repurchased [(6,480,625) and (4,737,209)
    shares, respectively]....................................        (32,121,953)       (23,173,460)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         49,625,723         57,176,876
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................         49,677,184         57,276,876
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................         98,843,814         (1,458,014)
NET ASSETS:
   Beginning of year.........................................        161,638,321        163,096,335
                                                                ----------------   ----------------
   End of year (a)...........................................   $    260,482,135   $    161,638,321
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
       income of.............................................   $         (1,723)  $           (872)
                                                                ----------------   ----------------
      *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       164

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,599,820,393)...............   $  1,613,676,346
   Cash.....................................................            551,939
   Receivable for securities sold...........................        133,875,902
   Dividends, interest and other receivables................          6,340,772
   Receivable from Separate Accounts for Trust shares sold..            928,563
   Other assets.............................................              2,901
                                                               ----------------
      Total assets..........................................      1,755,376,423
                                                               ----------------
LIABILITIES
   Payable for securities purchased.........................        566,104,738
   Collateral held for loaned securities....................        103,872,290
   Investment management fees payable.......................            404,688
   Payable to Separate Accounts for Trust shares redeemed...            357,945
   Distribution fees payable - Class IB.....................            228,271
   Variation margin payable on futures contracts............            157,625
   Administrative fees payable..............................             33,824
   Trustees' fees payable...................................             12,222
   Accrued expenses.........................................            124,194
                                                               ----------------
      Total liabilities.....................................        671,295,797
                                                               ----------------
NET ASSETS..................................................   $  1,084,080,626
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,071,214,052
   Accumulated undistributed net investment income..........             94,518
   Accumulated undistributed net realized loss..............           (990,613)
   Unrealized appreciation on investments...................         13,762,669
                                                               ----------------
      Net assets............................................   $  1,084,080,626
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $2,121,635 / 189,807 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.18
                                                               ================
Class IB
   Net asset value, offering and redemption price per share,
    $1,081,958,991 / 96,730,981 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.19
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Interest (net of $6,005 foreign withholding tax).........         34,468,262
   Securities lending (net).................................            244,269
                                                               ----------------
      Total income..........................................         34,712,531
                                                               ----------------
EXPENSES
   Investment management fees...............................          4,394,269
   Distribution fees - Class IB.............................          2,472,252
   Administrative fees......................................            318,368
   Printing and mailing expenses............................            180,028
   Custodian fees...........................................            149,022
   Recoupment fees..........................................             66,583
   Professional fees........................................             49,368
   Trustees' fees...........................................             14,164
   Miscellaneous............................................             17,895
                                                               ----------------
      Total expenses........................................          7,661,949
                                                               ----------------
NET INVESTMENT INCOME.......................................         27,050,582
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         15,899,572
   Futures..................................................         (3,852,142)
   Foreign currency transactions............................             27,098
                                                               ----------------
      Net realized gain.....................................         12,074,528
                                                               ----------------
   Change in unrealized depreciation on:
   Securities...............................................         (8,696,609)
   Futures..................................................           (201,131)
                                                               ----------------
      Net change in unrealized depreciation.................         (8,897,740)
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................          3,176,788
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     30,227,370
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     27,050,582   $     25,593,135
   Net realized gain on investments and foreign currency
    transactions.............................................         12,074,528          7,986,620
   Net change in unrealized appreciation (depreciation) on
    investments..............................................         (8,897,740)        18,830,798
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........         30,227,370         52,410,553
                                                                ----------------   ----------------
   DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................            (57,909)            (4,156)
   Class IB..................................................        (29,592,757)       (26,373,237)
                                                                ----------------   ----------------
                                                                     (29,650,666)       (26,377,393)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IA..................................................            (10,851)            (1,598)
   Class IB..................................................         (6,644,195)       (10,321,122)
                                                                ----------------   ----------------
                                                                      (6,655,046)       (10,322,720)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................        (36,305,712)       (36,700,113)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [182,833 and 11,212 shares,
    respectively]............................................          2,083,775            121,667
   Capital shares issued in reinvestment of dividends and
    distributions [6,136 and 517 shares, respectively........             68,760              5,754
   Capital shares repurchased [(10,877) and (14) shares,
    respectively]............................................           (124,095)              (155)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          2,028,440            127,266
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [40,115,227 and 30,487,107 shares,
    respectively]............................................        456,539,615        343,947,783
   Capital shares issued in reinvestment of dividends and
    distributions [3,227,921 and 3,294,384 shares,
    respectively]............................................         36,236,952         36,694,359
   Capital shares repurchased [(15,261,897) and (5,013,910)
    shares, respectively]....................................       (173,237,744)       (56,944,121)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        319,538,823        323,698,021
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        321,567,263        323,825,287
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        315,488,921        339,535,727
NET ASSETS:
   Beginning of year.........................................        768,591,705        429,055,978
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,084,080,626   $    768,591,705
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $         94,518   $        227,641
                                                                ----------------   ----------------
     *    Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       165

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $794,199,471).................   $    931,684,032
   Receivable from Separate Accounts for Trust
    shares sold.............................................          1,271,476
   Dividends, interest and other receivables................          1,037,675
   Receivable for securities sold...........................            214,733
   Other assets.............................................              2,149
                                                               ----------------
      Total assets..........................................        934,210,065
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         63,461,764
   Payable for securities purchased.........................          2,173,663
   Investment management fees payable.......................            537,586
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            431,260
   Distribution fees payable - Class IB.....................            141,326
   Recoupment fees payable..................................             75,095
   Administrative fees payable..............................             22,757
   Trustees' fees payable...................................              6,912
   Accrued expenses.........................................             96,085
                                                               ----------------
      Total liabilities.....................................         66,946,448
                                                               ----------------
NET ASSETS..................................................   $    867,263,617
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    718,483,143
   Accumulated undistributed net investment income..........            659,587
   Accumulated undistributed net realized gain..............         10,636,326
   Unrealized appreciation on investments...................        137,484,561
                                                               ----------------
      Net assets............................................   $    867,263,617
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $177,723,488 / 13,371,100 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.29
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $689,540,129 / 51,848,636 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.30
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $1,589 foreign withholding tax)........   $      7,546,632
   Interest.................................................            297,260
   Securities lending (net).................................            132,996
                                                               ----------------
      Total income..........................................          7,976,888
                                                               ----------------
EXPENSES
   Investment management fees...............................          3,858,853
   Distribution fees - Class IB.............................          1,132,866
   Administrative fees......................................            171,516
   Recoupment fees..........................................            142,331
   Printing and mailing expenses............................            103,668
   Professional fees........................................             44,836
   Custodian fees...........................................             35,394
   Trustees' fees...........................................              7,947
   Miscellaneous............................................              9,671
                                                               ----------------
      Gross expenses........................................          5,507,082
   Less: Fees paid indirectly...............................           (462,869)
                                                               ----------------
      Net expenses..........................................          5,044,213
                                                               ----------------
NET INVESTMENT INCOME.......................................          2,932,675
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................         25,253,256
   Net change in unrealized appreciation on securities......        154,950,474
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        180,203,730
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    183,136,405
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      2,932,675   $        981,013
   Net realized gain (loss) on investments...................         25,253,256         (8,622,299)
   Net change in unrealized appreciation (depreciation) on
    investments..............................................        154,950,474        (34,787,594)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        183,136,405        (42,428,880)
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................           (825,882)              (232)
   Class IB..................................................         (2,061,759)          (645,485)
                                                                ----------------   ----------------
                                                                      (2,887,641)          (645,717)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IA..................................................         (1,083,231)                --
   Class IB..................................................         (4,189,535)        (3,369,362)
                                                                ----------------   ----------------
                                                                      (5,272,766)        (3,369,362)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................         (8,160,407)        (4,015,079)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [13,258,825 and 5,850 shares,
    respectively]............................................        153,466,842             55,683
   Capital shares issued in reinvestment of dividends and
    distributions [146,620 and 24 shares, respectively]......          1,909,113                232
   Capital shares repurchased [(40,215) and (4) shares,
    respectively]............................................           (481,798)               (46)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        154,894,157             55,869
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [24,994,422 and 19,478,082 shares,
    respectively]............................................        277,353,044        213,398,889
   Capital shares issued in reinvestment of dividends and
    distributions [479,786 and 366,110 shares,
    respectively]............................................          6,251,294          4,014,847
   Capital shares repurchased [(4,119,642) and (4,554,716)
    shares, respectively]....................................        (44,302,570)       (48,100,617)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        239,301,768        169,313,119
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        394,195,925        169,368,988
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        569,171,923        122,925,029
NET ASSETS:
   Beginning of year.........................................        298,091,694        175,166,665
                                                                ----------------   ----------------
   End of year (a)...........................................   $    867,263,617   $    298,091,694
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $        659,587   $         91,859
                                                                ----------------   ----------------
      * Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       166

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,105,198,277)...............   $  1,272,691,129
   Cash (Foreign Cash $138).................................                138
   Receivable from Separate Accounts for Trust shares
    sold....................................................          2,273,698
   Dividends, interest and other receivables................            436,963
   Other assets.............................................              3,806
                                                               ----------------
      Total assets..........................................      1,275,405,734
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         28,224,076
   Payable for securities purchased.........................          3,469,924
   Investment management fees payable.......................            844,081
   Unrealized depreciation of forward foreign currency
    contracts...............................................            535,263
   Distribution fees payable - Class IB.....................            182,806
   Administrative fees payable..............................             29,332
   Payable to Separate Accounts for Trust shares
    redeemed................................................             28,714
   Trustees' fees payable...................................              6,421
   Accrued expenses.........................................            125,132
                                                               ----------------
      Total liabilities.....................................         33,445,749
                                                               ----------------
NET ASSETS..................................................   $  1,241,959,985
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,080,969,515
   Accumulated overdistributed net investment income........             (5,856)
   Accumulated undistributed net realized loss..............         (5,963,046)
   Unrealized appreciation on investments...................        166,959,372
                                                               ----------------
      Net assets............................................   $  1,241,959,985
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $338,364,752 / 25,556,646 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.24
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $903,595,233 / 68,452,523 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          13.20
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $40,466 foreign withholding tax).......   $      4,436,304
   Interest.................................................            887,364
   Securities lending (net).................................             24,774
                                                               ----------------
      Total income..........................................          5,348,442
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,765,114
   Distribution fees - Class IB.............................          1,302,583
   Administrative fees......................................            203,574
   Printing and mailing expenses............................            137,082
   Professional fees........................................             48,237
   Custodian fees...........................................             39,549
   Trustees' fees...........................................             11,210
   Miscellaneous............................................             10,969
                                                               ----------------
      Gross expenses........................................          7,518,318
   Less: Waiver of investment management fees...............           (447,154)
         Fees paid indirectly...............................           (226,557)
                                                               ----------------
      Net expenses..........................................          6,844,607
                                                               ----------------
NET INVESTMENT LOSS.........................................         (1,496,165)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................          1,601,166
   Foreign currency transactions............................         (1,233,814)
                                                               ----------------
      Net realized gain......................................           367,352
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................        174,329,136
   Foreign currency translations............................           (533,666)
                                                               ----------------
      Net change in unrealized appreciation.................        173,795,470
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        174,162,822
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $    172,666,657
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (1,496,165)  $       (244,587)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................            367,352         (7,540,001)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        173,795,470         (7,251,420)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        172,666,657        (15,036,008)
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class IB..................................................                 --            (44,444)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [25,658,994 and 7,687 shares,
    respectively]............................................        308,655,345             79,903
   Capital shares repurchased [(110,002) and (33)
    shares, respectively]....................................         (1,358,481)              (344)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        307,296,864             79,559
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [51,277,357 and 22,773,820
    shares, respectively]....................................        593,214,560        246,083,979
   Capital shares issued in reinvestment of dividends
    and distributions [0 and 3,793 shares,
    respectively]............................................                 --             44,444
   Capital shares repurchased [(3,048,237) and
    (3,369,641) shares, respectively]........................        (34,891,238)       (36,746,175)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        558,323,322        209,382,248
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................        865,620,186        209,461,807
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................      1,038,286,843        194,381,355
NET ASSETS:
   Beginning of period.......................................        203,673,142          9,291,787
                                                                ----------------   ----------------
   End of period (a).........................................   $  1,241,959,985   $    203,673,142
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed
        net investment income of.............................   $         (5,856)  $           (273)
                                                                ----------------   ----------------
   *   Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       167

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,376,604,839)...............   $  1,574,303,177
   Dividends, interest and other receivables................          1,947,011
   Receivable from Separate Accounts for Trust shares
    sold....................................................          1,842,403
   Receivable for securities sold...........................          1,466,470
   Other assets.............................................              3,439
                                                               ----------------
      Total assets..........................................      1,579,562,500
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         84,696,351
   Investment management fees payable.......................            730,683
   Distribution fees payable - Class IB.....................            232,580
   Payable to Separate Accounts for Trust shares
    redeemed................................................            204,653
   Administrative fees payable..............................             38,330
   Recoupment fees payable..................................             31,260
   Payable for securities purchased.........................             20,650
   Trustees' fees payable...................................             11,466
   Accrued expenses.........................................            145,623
                                                               ----------------
      Total liabilities.....................................         86,111,596
                                                               ----------------
NET ASSETS..................................................   $  1,493,450,904
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,321,852,998
   Accumulated undistributed net investment income..........            341,820
   Accumulated undistributed net realized loss..............        (26,442,252)
   Unrealized appreciation on investments...................        197,698,338
                                                               ----------------
      Net assets............................................   $  1,493,450,904
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $355,624,733 / 24,170,892 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          14.71
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $1,137,826,171 / 77,207,908 shares
    outstanding (unlimited amount authorized: $0.01
    par value)..............................................   $          14.74
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $27,787 foreign withholding tax).......   $     16,017,485
   Interest.................................................            441,689
   Securities lending (net).................................             79,880
                                                               ----------------
      Total income..........................................         16,539,054
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,801,775
   Distribution fees - Class IB.............................          2,117,830
   Administrative fees......................................            300,902
   Recoupment fees..........................................            258,593
   Printing and mailing expenses............................            182,147
   Professional fees........................................             47,122
   Custodian fees...........................................             22,555
   Trustees' fees...........................................              5,707
   Miscellaneous............................................             16,073
                                                               ----------------
      Gross expenses........................................          8,752,704
   Less: Fees paid indirectly...............................            (58,897)
                                                               ----------------
      Net expenses..........................................          8,693,807
                                                               ----------------
NET INVESTMENT INCOME.......................................          7,845,247
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................          6,141,226
   Net change in unrealized appreciation on securities......        284,121,898
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        290,263,124
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    298,108,371
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      7,845,247   $      4,723,849
   Net realized gain (loss) on investments...................          6,141,226        (25,078,423)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................        284,121,898       (102,818,065)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        298,108,371       (123,172,639)
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA..................................................         (2,430,210)              (552)
   Class IB..................................................         (5,070,589)        (4,804,113)
                                                                ----------------   ----------------
                                                                      (7,500,799)        (4,804,665)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class IB..................................................                 --         (6,748,245)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................         (7,500,799)       (11,552,910)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [24,075,977 and 6,224 shares,
    respectively]............................................        309,557,188             65,966
   Capital shares issued in reinvestment of dividends
    and distributions [168,726 and 49 shares,
    respectively]............................................          2,430,210                552
   Capital shares repurchased [(80,077) and (7)
    shares, respectively]....................................         (1,062,820)               (81)
                                                                ----------------   ----------------
   Total Class IA transactions...............................        310,924,578             66,437
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [24,434,325 and 20,835,355
    shares, respectively]....................................        303,356,646        260,063,964
   Capital shares issued in reinvestment of dividends
    and distributions [351,433 and 946,211 shares,
    respectively]............................................          5,070,589         11,552,358
   Capital shares repurchased [(7,883,597) and
    (5,993,777) shares, respectively]........................        (97,138,171)       (69,477,973)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        211,289,064        202,138,349
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        522,213,642        202,204,786
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        812,821,214         67,479,237
NET ASSETS:
   Beginning of year.........................................        680,629,690        613,150,453
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,493,450,904   $    680,629,690
                                                                ================   ================
----------
   (a) Includes accumulated undistributed
        (overdistributed) net investment income of...........   $        341,820   $         (2,628)
                                                                ----------------   ----------------
   *   Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       168

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $610,875,559).................   $    659,103,504
   Cash.....................................................         17,482,655
   Dividends, interest and other receivables................          1,568,164
   Receivable from Separate Accounts for Trust shares
    sold....................................................            370,947
   Other assets.............................................            272,807
                                                               ----------------
      Total assets..........................................        678,798,077
                                                               ----------------
LIABILITIES
   Investment management fees payable.......................            448,039
   Payable to Separate Accounts for Trust shares redeemed...            310,445
   Payable for securities purchased.........................            252,227
   Distribution fees payable - Class IB.....................            140,044
   Trustees' fees payable...................................             22,474
   Administrative fees payable..............................             20,980
   Accrued expenses.........................................            194,611
                                                               ----------------
      Total liabilities.....................................          1,388,820
                                                               ----------------
NET ASSETS..................................................   $    677,409,257
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    768,992,634
   Accumulated overdistributed net
    investment income.......................................           (648,997)
   Accumulated undistributed net realized loss..............       (139,297,343)
   Unrealized appreciation on investments...................         48,362,963
                                                               ----------------
      Net assets............................................   $    677,409,257
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $2,162,864 / 199,083 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.86
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $675,246,393 / 62,153,546 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.86
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $1,121,674 foreign withholding tax)....   $     12,577,865
   Interest.................................................            126,577
   Securities lending (net).................................            267,330
                                                               ----------------
      Total income..........................................         12,971,772
                                                               ----------------
EXPENSES
   Investment management fees...............................          4,698,239
   Distribution fees - Class IB.............................          1,379,666
   Custodian fees...........................................            514,254
   Administrative fees......................................            193,026
   Printing and mailing expenses............................             99,817
   Professional fees........................................             44,204
   Trustees' fees...........................................              6,311
   Miscellaneous............................................             10,017
                                                               ----------------
      Gross expenses........................................          6,945,534
   Less: Waiver of investment management fees...............            (38,632)
         Fees paid indirectly...............................           (374,674)
                                                               ----------------
      Net expenses..........................................          6,532,228
                                                               ----------------
NET INVESTMENT INCOME.......................................          6,439,544
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         29,956,271
   Foreign currency transactions............................           (973,173)
                                                               ----------------
      Net realized gain.....................................         28,983,098
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        114,149,947
   Foreign currency translations............................             69,839
                                                               ----------------
      Net change in unrealized appreciation.................        114,219,786
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        143,202,884
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    149,642,428
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      6,439,544   $      3,100,426
   Net realized gain (loss) on investments and foreign
    currency transactions....................................         28,983,098        (69,334,407)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        114,219,786        (20,778,162)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        149,642,428        (87,012,143)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................            (43,551)              (863)
   Class IB..................................................        (13,412,533)        (3,186,284)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (13,456,084)        (3,187,147)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [188,076 and 14,102 shares,
    respectively]............................................          1,785,025            144,190
   Capital shares issued in reinvestment of dividends
    [4,098 and 101 shares, respectively].....................             43,551                863
   Capital shares repurchased [(5,544) and (1,750)
    shares, respectively]....................................            (53,594)           (15,376)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          1,774,982            129,677
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [34,466,584 and 58,903,600
    shares, respectively]....................................        311,338,570        559,395,574
   Capital shares issued in connection with the
    substitution [0 and 19,583,190 shares, respectively].....                 --        207,224,020
   Capital shares issued in reinvestment of dividends
    [1,263,038 and 372,231 shares, respectively].............         13,412,533          3,186,284
   Capital shares repurchased [(26,079,709) and
    (54,939,181) shares, respectively].......................       (240,146,220)      (523,983,189)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         84,604,883        245,822,689
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         86,379,865        245,952,366
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        222,566,209        155,753,076
NET ASSETS:
   Beginning of year.........................................        454,843,048        299,089,972
                                                                ----------------   ----------------
   End of year (a)...........................................   $    677,409,257   $    454,843,048
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net
        investment income of.................................   $       (648,997)  $       (122,939)
                                                                ----------------   ----------------
   *   Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       169

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $911,369,177).................   $  1,047,499,105
   Receivable for securities sold...........................         10,379,227
   Dividends, interest and other receivables................            533,600
   Receivable from Separate Accounts for Trust
    shares sold.............................................            267,220
   Other assets.............................................              2,133
                                                               ----------------
      Total assets..........................................      1,058,681,285
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         84,752,546
   Payable for securities purchased.........................          8,397,798
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            672,090
   Investment management fees payable.......................            527,424
   Distribution fees payable - Class IB.....................            196,957
   Administrative fees payable..............................             47,108
   Trustees' fees payable...................................             32,927
   Accrued expenses.........................................            138,926
                                                               ----------------
      Total liabilities.....................................         94,765,776
                                                               ----------------
NET ASSETS..................................................   $    963,915,509
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,929,313,363
   Accumulated overdistributed net investment income........            (33,907)
   Accumulated undistributed net realized loss..............     (1,101,497,189)
   Unrealized appreciation on investments...................        136,133,242
                                                               ----------------
      Net assets............................................   $    963,915,509
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $27,995,697 / 2,372,075 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.80
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $935,919,812 / 80,426,218 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.64
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $      5,009,248
   Interest.................................................            210,270
   Securities lending (net).................................            106,704
                                                               ----------------
      Total income..........................................          5,326,222
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,614,946
   Distribution fees - Class IB.............................          2,096,839
   Administrative fees......................................            273,310
   Printing and mailing expenses............................            153,124
   Custodian fees...........................................             77,186
   Professional fees........................................             38,111
   Trustees' fees...........................................             13,357
   Miscellaneous............................................             20,933
                                                               ----------------
      Gross expenses........................................          8,287,806
   Less: Fees paid indirectly...............................            (98,372)
                                                               ----------------
      Net expenses..........................................          8,189,434
                                                               ----------------
NET INVESTMENT LOSS.........................................         (2,863,212)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................          4,925,499
   Foreign currency transactions............................             (4,412)
                                                               ----------------
      Net realized gain.....................................          4,921,087
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        218,861,678
   Foreign currency translations............................              2,749
                                                               ----------------
      Net change in unrealized appreciation.................        218,864,427
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        223,785,514
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    220,922,302
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (2,863,212)  $     (4,048,181)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................          4,921,087       (365,988,103)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations............        218,864,427        (90,148,962)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        220,922,302       (460,185,246)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [977,568 and 2,827,670 shares,
    respectively]............................................          9,962,740         33,158,643
   Capital shares repurchased [(1,089,096) and (3,520,783)
    shares, respectively]....................................        (11,080,129)       (40,203,258)
                                                                ----------------   ----------------
   Total Class IA transactions...............................         (1,117,389)        (7,044,615)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [10,391,638 and 26,277,017 shares,
    respectively]............................................        105,591,784        291,564,029
   Capital shares repurchased [(14,197,821) and (41,552,192)
    shares, respectively]....................................       (142,125,129)      (450,884,286)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        (36,533,345)      (159,320,257)
                                                                ----------------   ----------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        (37,650,734)      (166,364,872)
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        183,271,568       (626,550,118)
NET ASSETS:
   Beginning of year.........................................        780,643,941      1,407,194,059
                                                                ----------------   ----------------
   End of year (a)...........................................   $    963,915,509   $    780,643,941
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
       income of.............................................   $        (33,907)  $        (25,607)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       170

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $294,980,630).................   $    325,471,848
   Cash (Foreign Cash $1,523)...............................              1,513
   Dividends, interest and other receivables................            423,421
   Receivable from Separate Accounts for Trust
    shares sold.............................................            260,200
   Receivable for securities sold...........................            234,550
   Other assets.............................................                632
                                                               ----------------
      Total assets..........................................        326,392,164
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................          7,839,825
   Payable for securities purchased.........................          6,129,723
   Investment management fees payable.......................            153,456
   Distribution fees payable - Class IB.....................             64,159
   Payable to Separate Accounts for Trust
    shares redeemed.........................................             40,639
   Administrative fees payable..............................             10,299
   Trustees' fees payable...................................              3,924
   Accrued expenses.........................................             61,734
                                                               ----------------
      Total liabilities.....................................         14,303,759
                                                               ----------------
NET ASSETS..................................................   $    312,088,405
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    353,717,887
   Accumulated undistributed net investment income..........              8,557
   Accumulated undistributed net realized loss..............        (72,127,956)
   Unrealized appreciation on investments...................         30,489,917
                                                               ----------------
      Net assets............................................   $    312,088,405
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $97,836 / 11,455 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           8.54
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $311,990,569 / 36,497,111 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           8.55
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $19,996 foreign withholding tax).......   $      3,895,492
   Interest.................................................             73,116
   Securities lending (net).................................             10,839
                                                               ----------------
      Total income..........................................          3,979,447
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,462,470
   Distribution fees - Class IB.............................            609,147
   Administrative fees......................................             99,728
   Custodian fees...........................................             72,484
   Printing and mailing expenses............................             45,437
   Professional fees........................................             40,674
   Trustees' fees...........................................              3,144
   Miscellaneous............................................              5,711
                                                               ----------------
      Gross expenses........................................          2,338,795
   Less: Waiver of investment management fees...............            (24,012)
         Fees paid indirectly...............................            (23,355)
                                                               ----------------
      Net expenses..........................................          2,291,428
                                                               ----------------
NET INVESTMENT INCOME.......................................          1,688,019
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on:
   Securities...............................................           (358,291)
   Foreign currency transactions............................             (7,614)
                                                               ----------------
      Net realized loss.....................................           (365,905)
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................         50,044,429
   Foreign currency translations............................             (4,344)
                                                               ----------------
      Net change in unrealized appreciation.................         50,040,085
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         49,674,180
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     51,362,199
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      1,688,019   $      1,161,369
   Net realized loss on investments and foreign currency
    transactions.............................................           (365,905)       (32,567,336)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations............         50,040,085        (21,699,255)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         51,362,199         53,105,222
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................               (768)              (694)
   Class IB..................................................         (1,679,906)        (1,221,221)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (1,680,674)        (1,221,915)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [190 and 11,099 shares,
    respectively]............................................              1,541            100,000
   Capital shares issued in reinvestment of dividends
    [92 and 98 shares, respectively].........................                768                694
   Capital shares repurchased [(24) and 0 shares,
    respectively]............................................               (198)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................              2,111            100,694
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [11,336,873 and 5,750,630 shares,
    respectively]............................................         86,365,043         44,329,817
   Capital shares issued in reinvestment of dividends
    [200,211 and 171,398 shares, respectively]...............          1,679,906          1,221,221
   Capital shares repurchased [(3,597,946) and (4,566,947)
    shares, respectively]....................................        (26,859,954)       (34,143,159)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         61,184,995         11,407,879
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         61,187,106         11,508,573
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        110,868,631        (42,818,564)
NET ASSETS:
   Beginning of year.........................................        201,219,774         44,038,338
                                                                ----------------   ----------------
   End of year (a)...........................................   $    312,088,405   $    201,219,774
                                                                ================   ================
----------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $          8,557   $         12,745
                                                                ----------------   ----------------
     * Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       171

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Amortized Cost $1,641,751,137).....   $  1,641,751,137
   Cash.....................................................          7,295,878
   Receivable from Separate Accounts for Trust
    shares sold.............................................          6,264,340
   Dividends, interest and other receivables................            953,098
   Other assets.............................................              3,993
                                                               ----------------
      Total assets..........................................      1,656,268,446
                                                               ----------------
LIABILITIES
   Payable to Separate Accounts for Trust
    shares redeemed.........................................          7,135,874
   Investment management fees payable.......................            472,520
   Distribution fees payable - Class IB.....................            202,993
   Trustees' fees payable...................................             66,146
   Administrative fees payable..............................             57,691
   Accrued expenses.........................................            241,109
                                                               ----------------
      Total liabilities.....................................          8,176,333
                                                               ----------------
NET ASSETS..................................................   $  1,648,092,113
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,648,221,396
   Accumulated overdistributed net investment income........            (31,124)
   Accumulated undistributed net realized loss..............            (98,159)
                                                               ----------------
      Net assets............................................   $  1,648,092,113
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $705,877,088 / 68,092,704 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.37
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $942,215,025 / 91,374,510 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.31
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Interest.................................................   $     23,030,416
                                                               ----------------
EXPENSES
   Investment management fees...............................          6,279,775
   Distribution fees - Class IB.............................          2,800,857
   Administrative fees......................................            612,200
   Printing and mailing expenses............................            304,132
   Custodian fees...........................................            107,217
   Professional fees........................................             41,053
   Trustees' fees...........................................             31,349
   Miscellaneous............................................             34,792
                                                               ----------------
   Total Expenses...........................................         10,211,375
                                                               ----------------
NET INVESTMENT INCOME.......................................         12,819,041
                                                               ----------------
REALIZED GAIN
   Realized gain on securities..............................              8,075
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     12,827,116
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     12,819,041   $     26,406,625
   Net realized gain on investments..........................              8,075              8,759
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........         12,827,116         26,415,384
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................         (6,518,879)       (12,027,468)
   Class IB..................................................         (6,328,855)       (14,334,567)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (12,847,734)       (26,362,035)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [47,005,910 and 126,635,320
    shares, respectively]....................................        489,468,312      1,321,231,057
   Capital shares issued in reinvestment of dividends
    [629,008 and 1,159,484 shares, respectively].............          6,518,879         12,027,468
   Capital shares repurchased [(59,988,790) and
    (130,336,214) shares, respectively]......................       (624,819,639)    (1,359,782,568)
                                                                ----------------   ----------------
   Total Class IA transactions...............................       (128,832,448)       (26,524,043)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [133,602,124 and 203,982,155
    shares, respectively]....................................      1,382,453,650      2,118,454,691
   Capital shares issued in reinvestment of dividends
    [613,863 and 1,389,156 shares, respectively].............          6,328,855         14,334,567
   Capital shares repurchased [(160,004,125) and
    (200,150,051) shares, respectively]......................     (1,655,970,678)    (2,078,062,970)
                                                                ----------------   ----------------
   Total Class IB transactions...............................       (267,188,173)        54,726,288
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS..........................................       (396,020,621)        28,202,245
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................       (396,041,239)        28,255,594
NET ASSETS:
   Beginning of year.........................................      2,044,133,352      2,015,877,758
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,648,092,113   $  2,044,133,352
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
       income of.............................................   $        (31,124)  $         (2,431)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       172

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $560,708,633).................   $    622,876,213
   Cash.....................................................            629,320
   Receivable for securities sold...........................          1,601,824
   Dividends, interest and other receivables................            976,564
   Receivable from Separate Accounts for Trust
    shares sold.............................................            150,852
   Other assets.............................................              1,335
                                                               ----------------
      Total assets..........................................        626,236,108
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         11,158,325
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            370,110
   Investment management fees payable.......................            303,183
   Payable for securities purchased.........................            210,036
   Distribution fees payable - Class IB.....................            126,304
   Recoupment fees payable..................................             50,300
   Trustees' fees payable...................................             22,800
   Administrative fees payable..............................             20,067
   Accrued expenses.........................................             91,327
                                                               ----------------
      Total liabilities.....................................         12,352,452
                                                               ----------------
NET ASSETS..................................................   $    613,883,656
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    655,884,563
   Accumulated undistributed net investment income..........            124,159
   Accumulated undistributed net realized loss..............       (104,292,646)
   Unrealized appreciation on investments...................         62,167,580
                                                               ----------------
      Net assets............................................   $    613,883,656
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $108,021 / 9,615 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.23
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $613,775,635 / 54,526,031 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.26
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $     12,242,810
   Interest.................................................            190,375
   Securities lending (net).................................             21,483
                                                               ----------------
      Total income..........................................         12,454,668
                                                               ----------------
EXPENSES
   Investment management fees...............................          3,153,901
   Distribution fees - Class IB.............................          1,313,909
   Administrative fees......................................            185,732
   Recoupment fees..........................................            116,185
   Printing and mailing expenses............................             94,745
   Custodian fees...........................................             73,764
   Professional fees........................................             42,473
   Trustees' fees...........................................              4,827
   Miscellaneous............................................             10,038
                                                               ----------------
      Gross expenses........................................          4,995,574
   Less: Fees paid indirectly...............................            (85,881)
                                                               ----------------
      Net expenses..........................................          4,909,693
                                                               ----------------
NET INVESTMENT INCOME.......................................          7,544,975
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................        (36,730,041)
   Options written..........................................             22,094
                                                               ----------------
      Net realized loss.....................................        (36,707,947)
                                                               ----------------
   Net change in unrealized appreciation on securities......        159,055,502
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        122,347,555
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $    129,892,530
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                       2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      7,544,975   $      6,840,518
   Net realized loss on investments..........................        (36,707,947)       (39,305,154)
   Net change in unrealized appreciation (depreciation) on
    investments..............................................        159,055,502        (82,104,059)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        129,892,530       (114,568,695)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................             (1,501)              (921)
   Class IB..................................................         (7,401,117)        (7,202,021)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................         (7,402,618)        (7,202,942)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [3,672 and 5,780 shares,
    respectively]............................................             31,096             50,000
   Capital shares issued in reinvestment of dividends [137
    and 103 shares, respectively]............................              1,501                921
   Capital shares repurchased [(77) and 0 shares,
    respectively]............................................               (775)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................             31,822             50,921
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [10,193,401 and 7,071,475 shares,
    respectively]............................................         98,456,730         69,649,018
   Capital shares issued in reinvestment of dividends
    [673,013 and 794,617 shares, respectively]...............          7,401,117          7,202,021
   Capital shares repurchased [(8,722,354) and (7,756,764)
    shares, respectively]....................................        (85,347,981)       (73,600,503)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         20,509,866          3,190,536
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         20,541,688          3,241,457
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        143,031,600       (118,530,180)
NET ASSETS:
   Beginning of year.........................................        470,852,056        589,382,236
                                                                ----------------   ----------------
   End of year (a)...........................................   $    613,883,656   $    470,852,056
                                                                ================   ================
----------
   (a) Includes accumulated undistributed
       (overdistributed) net investment income of............   $        124,159   $        (18,197)
                                                                ----------------   ----------------
     * Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       173

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $238,987,641).................   $    270,663,151
   Dividends, interest and other receivables................            209,611
   Receivable from Separate Accounts for Trust
    shares sold.............................................             52,585
   Other assets.............................................                606
                                                               ----------------
      Total assets..........................................        270,925,953
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................          6,658,472
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            148,936
   Investment management fees payable.......................            128,164
   Distribution fees payable - Class IB.....................             54,975
   Trustees' fees payable...................................             10,598
   Administrative fees payable..............................             10,304
   Accrued expenses.........................................             82,506
                                                               ----------------
      Total liabilities.....................................          7,093,955
                                                               ----------------
NET ASSETS..................................................   $    263,831,998
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    373,113,829
   Accumulated overdistributed net investment income........             (9,221)
   Accumulated undistributed net realized loss..............       (140,948,120)
   Unrealized appreciation on investments...................         31,675,510
                                                               ----------------
      Net assets............................................   $    263,831,998
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $117,072 / 9,887 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.84
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $263,714,926 / 22,224,382 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          11.87
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $176 foreign withholding tax)..........   $      2,387,683
   Interest.................................................             37,488
   Securities lending (net).................................             17,141
                                                               ----------------
      Total income..........................................          2,442,312
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,506,060
   Distribution fees - Class IB.............................            579,013
   Custodian fees...........................................            118,953
   Administrative fees......................................             94,994
   Printing and mailing expenses............................             41,050
   Professional fees........................................             38,471
   Trustees' fees...........................................                599
   Miscellaneous............................................              5,600
                                                               ----------------
      Gross expenses........................................          2,384,740
   Less: Waiver of investment management fees...............           (184,295)
         Fees paid indirectly...............................            (42,445)
                                                               ----------------
   Net expenses.............................................          2,158,000
                                                               ----------------
NET INVESTMENT INCOME.......................................            284,312
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................        (10,004,359)
   Net change in unrealized appreciation on securities......         59,896,494
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         49,892,135
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     50,176,447
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $        284,312   $        257,903
   Net realized loss on investments..........................        (10,004,359)       (44,362,864)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................         59,896,494        (32,227,438)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         50,176,447        (76,332,399)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................               (389)              (217)
   Class IB..................................................           (297,806)          (246,400)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................           (298,195)          (246,617)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [4,633 and 5,288 shares,
    respectively]............................................             41,141             50,000
   Capital shares issued in reinvestment of dividends
    [34 and 22 shares, respectively].........................                389                217
   Capital shares repurchased [(90) and 0 shares,
    respectively]............................................               (963)                --
                                                                ----------------   ----------------
   Total Class IA transactions...............................             40,567             50,217
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [5,756,849 and 2,364,025 shares,
    respectively]............................................         60,401,481         24,396,757
   Capital shares issued in reinvestment of dividends
    [25,659 and 25,504 shares, respectively].................            297,806            246,400
   Capital shares repurchased [(4,370,268) and
    (4,558,894) shares, respectively]........................        (46,298,817)       (47,981,168)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         14,400,470        (23,338,011)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS..................................         14,441,037        (23,287,794)
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................         64,319,289        (99,866,810)
NET ASSETS:
   Beginning of year.........................................        199,512,709        299,379,519
                                                                ----------------   ----------------
   End of year (a)...........................................   $    263,831,998   $    199,512,709
                                                                ================   ================
----------
   (a) Includes accumulated undistributed
       (overdistributed) net investment income of............   $         (9,221)  $          6,330
                                                                ----------------   ----------------
     *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.
                                       174

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $342,328,607).................   $    390,217,872
   Receivable from Separate Accounts for Trust
    shares sold.............................................          1,206,276
   Dividends, interest and other receivables................            322,820
   Receivable for securities sold...........................             73,075
   Other assets.............................................                793
                                                               ----------------
      Total assets..........................................        391,820,836
                                                               ----------------
LIABILITIES
   Overdraft payable........................................             76,084
   Collateral held for loaned securities....................         63,984,784
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            203,353
   Recoupment fees payable..................................            112,081
   Variation margin payable on futures contracts............            111,800
   Investment management fees payable.......................             66,171
   Distribution fees payable - Class IB.....................             64,770
   Administrative fees payable..............................             13,703
   Trustees' fees payable...................................              3,350
   Accrued expenses.........................................             88,806
                                                               ----------------
      Total liabilities.....................................         64,724,902
                                                               ----------------
NET ASSETS..................................................   $    327,095,934
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    281,307,987
   Accumulated undistributed net investment income..........            207,154
   Accumulated undistributed net realized loss..............         (2,375,455)
   Unrealized appreciation on investments...................         47,956,248
                                                               ----------------
      Net assets............................................   $    327,095,934
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $7,462,158 / 712,900 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.47
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $319,633,776 / 30,536,331 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $          10.47
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (Net of $435 foreign withholding tax)..........   $      2,274,084
   Interest.................................................             76,809
   Securities lending (net).................................            109,048
                                                               ----------------
      Total income..........................................          2,459,941
                                                               ----------------
EXPENSES
   Investment management fees...............................            455,998
   Distribution fees - Class IB.............................            451,446
   Recoupment fees..........................................            258,348
   Custodian fees...........................................            149,301
   Professional fees........................................             81,721
   Administrative fees......................................             75,757
   Printing and mailing expenses............................             63,760
   Trustees' fees...........................................              2,824
   Miscellaneous............................................              4,669
                                                               ----------------
      Total expenses........................................          1,543,824
                                                               ----------------
NET INVESTMENT INCOME.......................................            916,117
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         (1,810,169)
   Futures..................................................          3,432,319
   Foreign currency transactions............................                (10)
                                                               ----------------
      Net realized gain.....................................          1,622,140
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................         69,767,025
   Futures..................................................             85,035
   Foreign currency translations............................                 33
                                                               ----------------
      Net change in unrealized appreciation.................         69,852,093
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         71,474,233
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     72,390,350
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $        916,117   $        568,322
   Net realized gain (loss) on investments and foreign
    currency transactions....................................          1,622,140         (2,451,155)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........         69,852,093        (17,734,616)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         72,390,350        (19,617,449)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class IA..................................................            (31,737)              (701)
   Class IB..................................................           (680,026)          (557,316)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................           (711,763)          (558,017)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA*
   Capital shares sold [1,555,765 and 14,494 shares,
    respectively]............................................         14,806,791            129,648
   Capital shares issued in reinvestment of dividends
    [3,085 and 95 shares, respectively]......................             31,737                701
   Capital shares repurchased [(858,014) and (2,525)
    shares, respectively]....................................         (8,122,086)           (19,184)
                                                                ----------------   ----------------
   Total Class IA transactions...............................          6,716,442            111,165
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [18,802,089 and 6,560,290 shares,
    respectively]............................................        167,084,437         51,279,739
   Capital shares issued in reinvestment of dividends
    [66,100 and 75,427 shares, respectively].................            680,026            557,316
   Capital shares repurchased [(2,153,289) and
    (1,801,394) shares, respectively]........................        (18,540,892)       (14,498,054)
                                                                ----------------   ----------------
   Total Class IB transactions...............................        149,223,571         37,339,001
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        155,940,013         37,450,166
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        227,618,600         17,274,700
NET ASSETS:
   Beginning of year.........................................         99,477,334         82,202,634
                                                                ----------------   ----------------
   End of year (a)...........................................   $    327,095,934   $     99,477,334
                                                                ================   ================
-------------------
   (a) Includes accumulated undistributed net investment
       income of.............................................   $        207,154   $         18,394
                                                                ----------------   ----------------
     *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.
                                       175

EQ ADVISORS TRUST
EQ/TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $307,905,692).................   $    343,015,608
   Cash.....................................................            409,930
   Receivable for securities sold...........................          2,612,689
   Receivable from Separate Accounts for Trust
    shares sold.............................................            381,568
   Dividends, interest and other receivables................            130,774
   Other assets.............................................            258,676
                                                               ----------------
      Total assets..........................................        346,809,245
                                                               ----------------
LIABILITIES
   Payable for securities purchased.........................          4,662,813
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            813,639
   Investment management fees payable.......................            236,120
   Distribution fees payable - Class IB.....................             68,220
   Administrative fees payable..............................             11,341
   Trustees' fees payable...................................              4,272
   Accrued expenses.........................................             59,144
                                                               ----------------
      Total liabilities.....................................          5,855,549
                                                               ----------------
NET ASSETS..................................................   $    340,953,696
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    570,909,112
   Accumulated overdistributed net investment income........             (4,061)
   Accumulated undistributed net realized loss..............       (265,060,768)
   Unrealized appreciation on investments...................         35,109,413
                                                               ----------------
      Net assets............................................   $    340,953,696
                                                               ================
Class IA
   Net asset value, offering and redemption price per
    share, $15,775,496 / 3,645,511 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           4.33
                                                               ================
Class IB
   Net asset value, offering and redemption price per
    share, $325,178,200 / 75,880,849 shares outstanding
    (unlimited amount authorized: $0.01 par value)..........   $           4.29
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $13,553 foreign withholding tax).......   $        649,698
   Interest.................................................             90,507
   Securities lending (net).................................             42,143
                                                               ----------------
      Total income..........................................            782,348
                                                               ----------------
EXPENSES
   Investment management fees...............................          2,424,288
   Distribution fees - Class IB.............................            639,282
   Administrative fees......................................            109,385
   Printing and mailing expenses............................             50,701
   Professional fees........................................             40,841
   Custodian fees...........................................             40,807
   Trustees' fees...........................................              4,355
   Miscellaneous............................................              5,488
                                                               ----------------
      Gross expenses........................................          3,315,147
   Less: Waiver of investment management fees...............           (250,323)
         Fees paid indirectly...............................           (407,798)
                                                               ----------------
   Net expenses.............................................          2,657,026
                                                               ----------------
NET INVESTMENT LOSS.........................................         (1,874,678)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................          8,634,818
   Foreign currency transactions............................            (64,641)
                                                               ----------------
      Net realized gain.....................................          8,570,177
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................         89,505,877
   Foreign currency translations............................               (503)
                                                               ----------------
      Net change in unrealized appreciation.................         89,505,374
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         98,075,551
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     96,200,873
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                     Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (1,874,678)  $     (2,395,566)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................          8,570,177       (166,968,372)
   Net change in unrealized appreciation on investments
    and foreign currency translations........................         89,505,374         24,201,610
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         96,200,873       (145,162,328)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [3,032,354 and 7,386,909 shares,
    respectively]............................................         10,969,823         31,833,150
   Capital shares repurchased [(3,131,653) and
    (8,445,261) shares, respectively]........................        (11,419,767)       (35,550,308)
                                                                ----------------   ----------------
   Total Class IA transactions...............................           (449,944)        (3,717,158)
                                                                ----------------   ----------------
   Class IB
   Capital shares sold [38,180,492 and 30,923,939 shares,
    respectively]............................................        137,203,844        116,773,254
   Capital shares repurchased [(27,593,864) and
    (29,254,819) shares, respectively].......................        (98,235,406)      (106,741,909)
                                                                ----------------   ----------------
   Total Class IB transactions...............................         38,968,438         10,031,345
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         38,518,494          6,314,187
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        134,719,367       (138,848,141)
NET ASSETS:
   Beginning of year.........................................        206,234,329        345,082,470
                                                                ----------------   ----------------
   End of year (a)...........................................   $    340,953,696   $    206,234,329
                                                                ================   ================
-------------------
(a) Includes accumulated overdistributed net investment
    income of................................................   $         (4,061)  $         (1,947)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.
                                       176

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO(d):
FINANCIAL HIGHLIGHTS

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.49   $      15.70   $      17.98   $      26.17   $      24.35
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.12           0.12           0.12           0.15           0.17
   Net realized and unrealized gain (loss) on
    investments and foreign
    currency transactions.........................           5.09          (5.32)         (1.97)         (3.82)          5.84
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           5.21          (5.20)         (1.85)         (3.67)          6.01
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.23)         (0.01)         (0.11)         (0.15)         (0.16)
   Distributions from realized gains..............             --             --          (0.32)         (4.37)         (4.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.23)         (0.01)         (0.43)         (4.52)         (4.19)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      15.47   $      10.49   $      15.70   $      17.98   $      26.17
                                                     ============   ============   ============   ============   ============
Total return......................................          49.89%        (33.15)%       (10.50)%       (14.03)%        25.19%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  7,472,301   $  5,382,662   $  9,577,763   $ 11,797,888   $ 14,951,495
Ratio of expenses to average net assets before
 fees paid indirectly.............................           0.54%          0.54%          0.53%          0.47%          0.38%
Ratio of expenses to average net assets after
 fees paid indirectly.............................           0.52%          0.49%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before fees paid indirectly...............           0.91%          0.77%          0.67%          0.61%          0.65%
Ratio of net investment income to average net
 assets after fees paid indirectly................           0.93%          0.82%           N/A            N/A            N/A
Portfolio turnover rate...........................             92%           136%            40%            43%            57%

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.40   $      15.61   $      17.88   $      26.05   $      24.30
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.08           0.08           0.07           0.08           0.10
   Net realized and unrealized gain (loss) on
    investments and foreign
    currency transactions.........................           5.06          (5.28)         (1.95)         (3.78)          5.82
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           5.14          (5.20)         (1.88)         (3.70)          5.92
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.16)         (0.01)         (0.07)         (0.10)         (0.14)
   Distributions from realized gains..............             --             --          (0.32)         (4.37)         (4.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.16)         (0.01)         (0.39)         (4.47)         (4.17)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      15.38   $      10.40   $      15.61   $      17.88   $      26.05
                                                     ============   ============   ============   ============   ============
Total return......................................          49.58%        (33.34)%       (10.73)%       (14.25)%        24.88%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,884,006   $  1,124,684   $  1,831,258   $  1,918,284   $  1,642,066
Ratio of expenses to average net assets before
 fees paid indirectly.............................           0.79%          0.79%          0.78%          0.72%          0.63%
Ratio of expenses to average net assets after
 fees paid indirectly.............................           0.77%          0.74%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before fees paid indirectly...............           0.66%          0.52%          0.43%          0.35%          0.39%
Ratio of net investment income to average net
 assets after fees paid indirectly................           0.68%          0.57%           N/A            N/A            N/A
Portfolio turnover rate...........................             92%           136%            40%            43%            57%

                       See Notes to Financial Statements.
                                       177

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      12.87   $      16.56   $      17.70   $      18.24   $      16.99
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.22           0.22           0.19           0.17           0.06
   Net realized and unrealized gain (loss) on
    investments...................................           3.73          (3.70)         (0.44)          1.35           3.05
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.95          (3.48)         (0.25)          1.52           3.11
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.20)         (0.21)         (0.17)         (0.16)         (0.05)
   Distributions from realized gains..............             --             --          (0.72)         (1.90)         (1.81)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.20)         (0.21)         (0.89)         (2.06)         (1.86)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      16.62   $      12.87   $      16.56   $      17.70   $      18.24
                                                     ============   ============   ============   ============   ============
Total return......................................          30.72%        (21.03)%        (1.30)%         8.95%         18.66%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,382,192   $  1,126,754   $  1,568,312   $  1,418,245   $  1,241,619
Ratio of expenses to average net assets before
 fees paid indirectly.............................           0.63%          0.64%          0.63%          0.61%          0.57%
Ratio of expenses to average net assets after
 fees paid indirectly.............................           0.60%          0.60%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before fees paid indirectly...............           1.45%          1.34%          1.08%          0.92%          0.33%
Ratio of net investment income to average net
 assets after fees paid indirectly................           1.48%          1.38%           N/A            N/A            N/A
Portfolio turnover rate...........................             49%            75%            81%            57%            70%


                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      12.79   $      16.47   $      17.61   $      18.16   $      16.95
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.15           0.16           0.13           0.13           0.01
   Net realized and unrealized gain (loss) on
    investments...................................           3.74          (3.66)         (0.42)          1.34           3.04
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.89          (3.50)         (0.29)          1.47           3.05
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.16)         (0.18)         (0.13)         (0.12)         (0.03)
   Distributions from realized gains..............             --             --          (0.72)         (1.90)         (1.81)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.16)         (0.18)         (0.85)         (2.02)         (1.84)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      16.52   $      12.79   $      16.47   $      17.61   $      18.16
                                                     ============   ============   ============   ============   ============
Total return......................................          30.42%        (21.28)%        (1.52)%         8.68%         18.37%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,124,808   $    653,809   $    673,499   $    464,600   $    261,663
Ratio of expenses to average net assets before
 fees paid indirectly.............................           0.88%          0.89%          0.88%          0.86%          0.82%
Ratio of expenses to average net assets after
 fees paid indirectly.............................           0.85%          0.85%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before fees paid indirectly...............           1.20%          1.09%          0.83%          0.71%          0.06%
Ratio of net investment income to average net
 assets after fees paid indirectly................           1.23%          1.13%           N/A            N/A            N/A
Portfolio turnover rate...........................             49%            75%            81%            57%            70%

                       See Notes to Financial Statements.
                                       178

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                     ------------------------------------------------------------------------
                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.30   $       9.88   $       9.46   $       9.18   $       9.67
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.26           0.27           0.37           0.55           0.50
   Net realized and unrealized gain (loss) on
    investments...................................          (0.02)          0.60           0.41           0.30          (0.49)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.24           0.87           0.78           0.85           0.01
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.33)         (0.24)         (0.36)         (0.56)         (0.50)
   Distributions from realized gains..............          (0.10)         (0.21)            --          (0.01)            --
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.43)         (0.45)         (0.36)         (0.57)         (0.50)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.11   $      10.30   $       9.88   $       9.46   $       9.18
                                                     ============   ============   ============   ============   ============
Total return......................................           2.45%          8.81%          8.23%          9.27%          0.02%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    344,547   $    391,662   $    241,071   $    142,822   $    156,864
Ratio of expenses to average net assets...........           0.57%          0.59%          0.62%          0.58%          0.55%
Ratio of net investment income to average net
 assets...........................................           2.51%          3.20%          4.84%          5.83%          5.16%
Portfolio turnover rate...........................            477%           622%           463%           541%           408%

                                                     ------------------------------------------------------------------------
                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.24   $       9.83   $       9.43   $       9.15   $       9.66
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.23           0.21           0.35           0.52           0.47
   Net realized and unrealized gain (loss) on
    investments...................................          (0.02)          0.64           0.39           0.31          (0.49)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.21           0.85           0.74           0.83          (0.02)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.30)         (0.23)         (0.34)         (0.54)         (0.49)
   Distributions from realized gains..............          (0.10)         (0.21)            --          (0.01)            --
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.40)         (0.44)         (0.34)         (0.55)         (0.49)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.05   $      10.24   $       9.83   $       9.43   $       9.15
                                                     ============   ============   ============   ============   ============
Total return......................................           2.10%          8.58%          7.98%          8.99%         (0.23)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    630,578   $    545,598   $    204,870   $     71,267   $     45,911
Ratio of expenses to average net assets...........           0.82%          0.84%          0.87%          0.83%          0.80%
Ratio of net investment income to average net
 assets...........................................           2.26%          2.95%          4.59%          5.55%          4.91%
Portfolio turnover rate...........................            477%           622%           463%           541%           408%

                       See Notes to Financial Statements.
                                       179

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(h)(m):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                     ---------------------------------------------------------------------------
                                                                                      Class IA
                                                     ---------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         2003           2002           2001          2000(e)           1999(e)
                                                     ------------   ------------   ------------   ------------      ------------
Net asset value, beginning of year................   $       7.24   $       8.03   $      10.62   $      15.03      $      11.13
                                                     ------------   ------------   ------------   ------------      ------------
   Income from investment operations:
   Net investment income (loss)...................           0.11           0.01           0.02          (0.01)             0.08
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.43          (0.80)         (2.42)         (3.33)             4.07
                                                     ------------   ------------   ------------   ------------      ------------
   Total from investment operations...............           2.54          (0.79)         (2.40)         (3.34)             4.15
                                                     ------------   ------------   ------------   ------------      ------------
   Less distributions:
   Dividends from net investment income...........          (0.16)            --             --          (0.05)               --
   Distributions from realized gains..............             --             --          (0.19)         (1.02)            (0.25)
                                                     ------------   ------------   ------------   ------------      ------------
   Total dividends and distributions..............          (0.16)            --          (0.19)         (1.07)            (0.25)
                                                     ------------   ------------   ------------   ------------      ------------
Net asset value, end of year......................   $       9.62   $       7.24   $       8.03   $      10.62      $      15.03
                                                     ============   ============   ============   ============      ============
Total return......................................          35.28%         (9.84)%       (22.88)%       (22.77)%           37.31%
                                                     ============   ============   ============   ============      ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,091,319   $    876,907   $    167,610   $    228,325      $    268,541
Ratio of expenses to average net assets
after waivers.....................................           0.85%          1.02%           N/A            N/A               N/A
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.................           0.85%          1.00%           N/A            N/A               N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.................           0.87%          1.04%          1.10%          1.16%(c)          1.08%
Ratio of net investment income to average net
 assets after waivers.............................           1.29%          0.60%           N/A            N/A               N/A
Ratio of net investment income to average net
 assets after waivers and fees paid indirectly....           1.29%          0.62%           N/A            N/A               N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly..................................           1.27%          0.58%          0.17%         (0.03)%(c)         0.70%
Portfolio turnover rate...........................             59%            47%            77%            80%              152%
Effect of expense limitation during the year:
   Per share benefit to net investment income
    (loss)........................................   $         --#           N/A            N/A            N/A               N/A

                                                     ---------------------------------------------------------------------------
                                                                                      Class IB
                                                     ---------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         2003           2002           2001          2000(e)           1999(e)
                                                     ------------   ------------   ------------   ------------      ------------
Net asset value, beginning of year................   $       7.13   $       7.94   $      10.55   $      14.96      $      11.11
                                                     ------------   ------------   ------------   ------------      ------------
   Income from investment operations:
   Net investment income (loss)...................           0.07           0.01             --#         (0.01)             0.04
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.44          (0.82)         (2.42)         (3.33)             4.06
                                                     ------------   ------------   ------------   ------------      ------------
   Total from investment operations...............           2.51          (0.81)         (2.42)         (3.34)             4.10
                                                     ------------   ------------   ------------   ------------      ------------
   Less distributions:
   Dividends from net investment income...........          (0.14)            --             --          (0.05)               --
   Distributions from realized gains..............             --             --          (0.19)         (1.02)            (0.25)
                                                     ------------   ------------   ------------   ------------      ------------
   Total dividends and distributions..............          (0.14)            --          (0.19)         (1.07)            (0.25)
                                                     ------------   ------------   ------------   ------------      ------------
Net asset value, end of year......................   $       9.50   $       7.13   $       7.94   $      10.55      $      14.96
                                                     ============   ============   ============   ============      ============
Total return......................................          35.27%        (10.20)%       (23.23)%       (22.86)%           36.90%
                                                     ============   ============   ============   ============      ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    488,571   $    205,496   $     36,054   $     37,171      $     18,977
Ratio of expenses to average net assets
after waivers.....................................           1.10%          1.27%           N/A            N/A               N/A
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.................           1.10%          1.25%           N/A            N/A               N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.................           1.12%          1.29%          1.35%          1.41%(c)          1.33%
Ratio of net investment income to average net
 assets after waivers.............................           1.04%          0.35%           N/A            N/A               N/A
Ratio of net investment income to average net
 assets after waivers and fees paid indirectly....           1.04%          0.37%           N/A            N/A               N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly..................................           1.02%          0.33%         (0.08)%        (0.28)%(c)         0.36%
Portfolio turnover rate...........................             59%            47%            77%            80%              152%
Effect of expense limitation during the year:
   Per share benefit to net investment income
    (loss)........................................   $         --#           N/A            N/A            N/A               N/A

                       See Notes to Financial Statements.
                                       180

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                                                                    May 1,
                                                                                                                    1999*
                                                                      Year Ended December 31,                         to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001          2000(e)         1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       5.07   $       7.35   $       9.65   $      11.87   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................             --#         (0.02)         (0.01)         (0.01)          0.02
   Net realized and unrealized gain (loss) on
    investments...................................           1.20          (2.26)         (2.29)         (2.14)          1.89
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.20          (2.28)         (2.30)         (2.15)          1.91
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --             --          (0.01)
   Distributions from realized gains..............             --             --             --#         (0.07)         (0.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............             --             --             --#         (0.07)         (0.04)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       6.27   $       5.07   $       7.35   $       9.65   $      11.87
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          23.67%        (31.02)%       (23.83)%       (18.15)%        19.14%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    355,205   $     21,361   $     39,076   $     49,284   $     28,834
Ratio of expenses to average net assets after
 waivers (a)......................................           0.90%          0.90%          0.90%          0.90%          0.90%(c)
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.89%          0.89%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.95%          0.99%          0.96%          0.94%          1.12%(c)
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.10)%        (0.24)%        (0.15)%        (0.12)%         0.45%(c)
Ratio of net investment loss to average net
 assets after waivers and fees paid
 indirectly (a)...................................          (0.09)%        (0.23)%          N/A            N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................          (0.15)%        (0.33)%        (0.21)%        (0.16)%         0.23%(c)
Portfolio turnover rate...........................             77%            99%           140%           127%            29%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $       0.01   $         --#  $         --   $       0.01

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                                                                    May 1,
                                                                                                                    1999*
                                                                      Year Ended December 31,                         to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001          2000(e)         1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       5.03   $       7.31   $       9.62   $      11.86   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.02)         (0.03)         (0.03)         (0.03)          0.01
   Net realized and unrealized gain (loss) on
    investments...................................           1.19          (2.25)         (2.28)         (2.14)          1.89
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.17          (2.28)         (2.31)         (2.17)          1.90
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --             --          (0.01)
   Distributions from realized gains..............             --             --             --#         (0.07)         (0.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............             --             --             --#         (0.07)         (0.04)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       6.20   $       5.03   $       7.31   $       9.62   $      11.86
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          23.26%        (31.19)%       (24.01)%       (18.34)%        18.97%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    725,650   $    580,975   $    924,331   $  1,341,788   $    451,323
Ratio of expenses to average net assets after
 waivers (a)......................................           1.15%          1.15%          1.15%          1.15%          1.15%(c)
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           1.14%          1.14%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.20%          1.24%          1.21%          1.19%          1.37%(c)
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.35)%        (0.49)%        (0.40)%        (0.37)%         0.20%(c)
Ratio of net investment loss to average net
 assets after waivers and fees paid
 indirectly (a)...................................          (0.34)%        (0.48)%          N/A            N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................          (0.40)%        (0.58)%        (0.46)%        (0.40)%        (0.02)%(c)
Portfolio turnover rate...........................             77%            99%           140%           127%            29%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $       0.01   $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       181

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)        2002(e)        2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.17   $       9.81   $       9.55   $       9.11   $       9.84
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.24           0.32           0.57           0.60           0.54
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           0.12           0.45           0.22           0.44          (0.74)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.36           0.77           0.79           1.04          (0.20)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.15)         (0.28)         (0.53)         (0.60)         (0.50)
   Distributions from realized gains..............          (0.13)         (0.13)            --             --          (0.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.28)         (0.41)         (0.53)         (0.60)         (0.53)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.25   $      10.17   $       9.81   $       9.55   $       9.11
                                                     ============   ============   ============   ============   ============
Total return......................................           3.83%          7.91%          8.28%         11.48%         (2.00)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,459,282   $    341,209   $    309,097   $    553,109   $    329,895
Ratio of expenses to average net assets...........           0.58%          0.62%          0.60%          0.59%          0.56%
Ratio of net investment income to average net
 assets...........................................           2.35%          3.16%          5.31%          6.34%          5.64%
Portfolio turnover rate...........................            697%           755%           301%           282%           147%

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)        2002(e)        2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.12   $       9.77   $       9.52   $       9.09   $       9.84
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.22           0.29           0.51           0.57           0.52
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           0.11           0.46           0.25           0.45          (0.75)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.33           0.75           0.76           1.02          (0.23)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.13)         (0.27)         (0.51)         (0.59)         (0.49)
   Distributions from realized gains..............          (0.13)         (0.13)            --             --          (0.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.26)         (0.40)         (0.51)         (0.59)         (0.52)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.19   $      10.12   $       9.77   $       9.52   $       9.09
                                                     ============   ============   ============   ============   ============
Total return......................................           3.56%          7.68%          8.04%         11.28%         (2.25)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    367,273   $    189,680   $     46,843   $      9,159   $      1,094
Ratio of expenses to average net assets...........           0.83%          0.87%          0.85%          0.84%          0.81%
Ratio of net investment income to average net
 assets...........................................           2.10%          2.91%          4.97%          5.98%          5.39%
Portfolio turnover rate...........................            697%           755%           301%           282%           147%

                       See Notes to Financial Statements.
                                       182

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(k):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                        Class IA
                                                     ------------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       9.02   $      12.90   $      15.06   $      15.11   $      11.82
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.02)         (0.06)         (0.06)         (0.07)         (0.05)
   Net realized and unrealized gain (loss)
    on investments................................           3.75          (3.82)         (1.89)          1.99           3.34
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.73          (3.88)         (1.95)          1.92           3.29
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --          (0.21)         (1.97)            --
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      12.75   $       9.02   $      12.90   $      15.06   $      15.11
                                                     ============   ============   ============   ============   ============
Total return......................................          41.35%        (30.08)%       (13.03)%        14.12%         27.75%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    451,408   $    317,679   $    461,312   $    501,596   $    241,000
Ratio of expenses to average net assets
 before fees paid indirectly......................           0.82%          0.83%          0.81%          0.84%          0.95%
Ratio of expenses to average net assets
 after fees paid indirectly.......................           0.78%          0.81%           N/A            N/A            N/A
Ratio of net investment loss to average
 net assets before fees paid indirectly...........          (0.25)%        (0.57)%        (0.49)%        (0.37)%        (0.40)%
Ratio of net investment loss to average
 net assets after fees paid indirectly............          (0.21)%        (0.55)%          N/A            N/A            N/A
Portfolio turnover rate...........................            114%           110%           110%           142%           221%

                                                                                        Class IB
                                                     ------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                          2003           2002          2001(e)       2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       8.90   $      12.75   $      14.92   $      15.03   $      11.79
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.04)         (0.08)         (0.08)         (0.11)         (0.08)
   Net realized and unrealized gain (loss)
    on investments................................           3.68          (3.77)         (1.88)          1.97           3.32
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.64          (3.85)         (1.96)          1.86           3.24
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --          (0.21)         (1.97)            --
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      12.54   $       8.90   $      12.75   $      14.92   $      15.03
                                                     ============   ============   ============   ============   ============
Total return......................................          40.90%        (30.20)%       (13.28)%        13.78%         27.46%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    552,216   $    308,406   $    387,833   $    360,635   $    162,331
Ratio of expenses to average net assets
 before fees paid indirectly......................           1.07%          1.08%          1.06%          1.09%          1.20%
Ratio of expenses to average net assets
 after fees paid indirectly.......................           1.03%          1.06%           N/A            N/A            N/A
Ratio of net investment loss to average
 net assets before fees paid indirectly...........          (0.50)%        (0.82)%        (0.74)%        (0.62)%        (0.65)%
Ratio of net investment loss to average
 net assets after fees paid indirectly............          (0.46)%        (0.80)%          N/A            N/A            N/A
Portfolio turnover rate...........................            114%           110%           110%           142%           221%

                       See Notes to Financial Statements.
                                       183

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(g):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                       Class IA
                                                     ------------------------------------------
                                                                                     May 18,
                                                       Year Ended December 31,      2001* to
                                                     ---------------------------   December 31,
                                                         2003           2002           2001
                                                     ------------   ------------   ------------
Net asset value, beginning of period..............   $      10.03   $      11.77   $      12.26
                                                     ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.18           0.18           0.11
   Net realized and unrealized gain (loss) on
    investments...................................           2.73          (1.76)         (0.26)
                                                     ------------   ------------   ------------
   Total from investment operations...............           2.91          (1.58)         (0.15)
                                                     ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.17)         (0.16)         (0.13)
   Distributions from realized gains..............             --             --          (0.21)
                                                     ------------   ------------   ------------
   Total dividends and distributions..............          (0.17)         (0.16)         (0.34)
                                                     ------------   ------------   ------------
Net asset value, end of period....................   $      12.77   $      10.03   $      11.77
                                                     ============   ============   ============
Total return (b)..................................          29.07%        (13.42)%        (1.21)%
                                                     ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $     32,274   $     21,214   $     18,000
Ratio of expenses to average net assets after
 waivers (a)......................................           0.70%          0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.70%          0.69%           N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.70%          0.73%          0.73%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.82%          1.77%          1.69%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.82%          1.78%           N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.82%          1.75%          1.66%
Portfolio turnover rate...........................             21%            13%            90%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#  $         --#

                                                                                        Class IB
                                                     ------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                          2003           2002          2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $      10.03   $      11.77   $      11.73   $      12.06   $      11.94
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.15           0.14           0.11           0.09           0.11
   Net realized and unrealized gain (loss) on
    investments...................................           2.73          (1.74)          0.25          (0.33)          0.31
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.88          (1.60)          0.36          (0.24)          0.42
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.15)         (0.14)         (0.11)         (0.09)         (0.11)
   Distributions from realized gains..............             --             --          (0.21)            --          (0.19)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.15)         (0.14)         (0.32)         (0.09)         (0.30)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      12.76   $      10.03   $      11.77   $      11.73   $      12.06
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          28.73%        (13.61)%         3.09%         (1.94)%         3.55%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $  1,508,256   $    800,212   $    608,741   $    176,049   $    133,503
Ratio of expenses to average net assets after
 waivers (a)......................................           0.95%          0.95%          0.95%          0.95%          0.94%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.95%          0.94%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.95%          0.98%          0.98%          0.95%          1.00%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.57%          1.52%          1.40%          0.91%          1.10%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.57%          1.53%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.57%          1.50%          1.37%          0.91%          1.04%
Portfolio turnover rate...........................             21%            13%            90%            33%            32%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#  $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       184

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       5.88   $       5.64
                                                     ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.01)            --#
   Net realized and unrealized gain (loss) on
    investments...................................           1.68           0.24
                                                     ------------   ------------
   Total from investment operations...............           1.67           0.24
                                                     ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
Net asset value, end of period....................   $       7.55   $       5.88
                                                     ============   ============
Total return (b)..................................          28.40%          4.26%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $         65   $         51
Ratio of expenses to average net assets after
 waivers and reimbursements (a)...................           0.80%          0.80%
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly (a)...................................           0.75%          0.70%
Ratio of expenses to average net assets before
 waivers, reimbursements and fees paid
 indirectly (a)...................................           1.20%          1.82%
Ratio of net investment loss to average net
 assets after waivers and reimbursements (a)......          (0.20)%        (0.13)%
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly (a)..............................          (0.15)%        (0.03)%
Ratio of net investment loss to average net
 assets before waivers, reimbursements and
 fees paid indirectly (a).........................          (0.60)%        (1.15)%
Portfolio turnover rate...........................             54%           130%
Effect of expense limitation during the
 period:
   Per share benefit to net investment loss.......   $       0.03   $       0.02

                                                                                    Class IB
                                                     ------------------------------------------------------------------------
                                                                                                                 September 1,
                                                                      Year Ended December 31,                      1999* to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       5.88   $       7.99   $       9.64   $      10.76   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.02)         (0.01)         (0.02)         (0.01)         (0.01)
   Net realized and unrealized gain (loss) on
    investments...................................           1.66          (2.10)         (1.37)         (0.34)          0.83
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.64          (2.11)         (1.39)         (0.35)          0.82
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --          (0.26)         (0.77)         (0.06)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       7.52   $       5.88   $       7.99   $       9.64   $      10.76
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          27.89%        (26.41)%       (14.74)%        (2.87)%         8.09%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $     33,711   $     11,064   $      5,898   $      3,922   $      2,622
Ratio of expenses to average net assets after
 waivers and reimbursements (a)...................           1.05%          1.05%          1.05%          1.05%          1.05%
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly (a)...................................           1.00%          0.95%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers, reimbursements and fees paid
 indirectly (a)...................................           1.45%          2.07%          2.36%          2.37%          5.38%
Ratio of net investment loss to average net
 assets after waivers and reimbursements (a)......          (0.45)%        (0.38)%        (0.33)%        (0.11)%        (0.19)%
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly (a)..............................          (0.40)%        (0.28)%          N/A            N/A            N/A
Ratio of net investment loss to average net
 assets before waivers, reimbursements and
 fees paid indirectly (a).........................          (0.85)%        (1.40)%        (1.64)%        (1.43)%        (4.52)%
Portfolio turnover rate...........................             54%           130%            46%            81%            45%
Effect of expense limitation during the period:
   Per share benefit to net investment loss.......   $       0.02   $       0.04   $       0.08   $       0.10   $         --

                        See Notes to Financial Statements
                                       185

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       7.35   $       8.77
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.07           0.05
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.34          (1.35)
                                                     ------------   ------------
   Total from investment operations...............           2.41          (1.30)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.12)         (0.12)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.12)         (0.12)
                                                     ------------   ------------
Net asset value, end of period....................   $       9.64   $       7.35
                                                     ============   ============
Total return (b)..................................          33.05%        (14.81)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        320   $         84
Ratio of expenses to average net assets
 after waivers (a)................................           0.95%          0.95%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.92%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.06%          1.14%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.90%          0.76%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.92%          0.79%
Ratio of net investment income (loss) to
 average net assets before waivers and fees paid
 indirectly (a)...................................           0.79%          0.57%
Portfolio turnover rate...........................             12%            23%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $       0.01   $       0.01


                                                                                    Class IB
                                                     ------------------------------------------------------------------------
                                                                                                                    May 1,
                                                                     Year Ended December 31,                       1999* to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       7.35   $       8.77   $      11.28   $      14.10   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.05           0.06           0.04           0.10             --
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.34          (1.37)         (2.38)         (2.68)          4.10
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.39          (1.31)         (2.34)         (2.58)          4.10
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.10)         (0.11)         (0.14)         (0.07)            --
   Distributions from realized gains..............             --             --          (0.03)         (0.17)            --
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.10)         (0.11)         (0.17)         (0.24)            --
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       9.64   $       7.35   $       8.77   $      11.28   $      14.10
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          32.54%        (15.00)%       (20.89)%       (19.19)%        41.00%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    357,162   $    125,521   $    101,683   $    110,486   $     52,049
Ratio of expenses to average net assets
 after waivers (a)................................           1.20%          1.20%          1.20%          1.20%          1.20%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           1.18%          1.17%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.31%          1.39%          1.39%          1.28%          1.65%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.65%          0.51%          0.39%          0.37%          0.02%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly  (a)..................................           0.67%          0.54%           N/A            N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees paid
 indirectly (a)...................................           0.54%          0.32%          0.20%          0.29%         (0.43)%
Portfolio turnover rate...........................             12%            23%            38%            26%            28%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $       0.01   $       0.01   $       0.02   $       0.02   $       0.02

                       See Notes to Financial Statements.
                                       186

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(i):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       8.22   $      10.84
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.05           0.11
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.54          (2.71)
                                                     ------------   ------------
   Total from investment operations...............           2.59          (2.60)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.06)         (0.02)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.06)         (0.02)
                                                     ------------   ------------
Net asset value, end of period....................   $      10.75   $       8.22
                                                     ============   ============
Total return (b)..................................          31.55%        (23.94)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        210   $         82
Ratio of expenses to average net assets
 after waivers (a)................................           0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.68%          0.18%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.72%          0.81%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.63%          0.75%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.65%          1.27%
Ratio of net investment income (loss) to
 average net assets before waivers and fees paid
 indirectly (a)...................................           0.61%          0.64%
Portfolio turnover rate...........................             24%           222%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $       0.01

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                                                                    May 1,
                                                                      Year Ended December 31,                      1999* to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       8.22   $      10.93   $      11.18   $      10.69   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.03           0.04           0.02           0.04           0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.55          (2.73)         (0.25)          0.59           0.69
                                                     ------------   ------------   ------------   ------------   ------------
Total from investment operations..................           2.58          (2.69)         (0.23)          0.63           0.71
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.04)         (0.02)         (0.02)         (0.04)         (0.02)
   Distributions from realized gains..............             --             --             --          (0.10)            --
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.04)         (0.02)         (0.02)         (0.14)         (0.02)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      10.76   $       8.22   $      10.93   $      11.18   $      10.69
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          31.41%        (24.62)%        (2.04)%         5.92%          7.10%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    877,404   $    563,396   $    111,944   $     77,959   $     33,903
Ratio of expenses to average net assets
 after waivers (a)................................           0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.43%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.97%          1.06%          1.05%          1.06%          1.35%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.38%          0.50%          0.26%          0.47%          0.37%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.40%          1.02%           N/A            N/A            N/A
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly (a)...................................           0.36%          0.39%          0.16%          0.37%         (0.03)%
Portfolio turnover rate...........................             24%           222%            30%            38%            36%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#  $       0.01   $       0.01   $       0.02


                       See Notes to Financial Statements.
                                       187

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(l):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       7.77   $      10.12
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.03           0.05
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.82          (2.35)
                                                     ------------   ------------
   Total from investment operations...............           2.85          (2.30)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.05)         (0.05)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.05)         (0.05)
                                                     ------------   ------------
Net asset value, end of period....................   $      10.57   $       7.77
                                                     ============   ============
Total return (b)..................................          36.72%        (22.77)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $      1,359   $         93
Ratio of expenses to average net assets
 after waivers (a)................................           0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.68%          0.66%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.72%          0.77%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.60%          0.68%
Ratio of net investment income to
 average net assets after waivers and fees paid
 indirectly (a)...................................           0.62%          0.72%
Ratio of net investment income to
 average net assets before waivers and fees paid
 indirectly (a)...................................           0.58%          0.61%
Portfolio turnover rate...........................             15%            30%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                                                                     May 1,
                                                                      Year Ended December 31,                      1999* to
                                                     ---------------------------------------------------------   December 31,
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............    $      7.77   $      10.22   $      10.46   $      10.32   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.02           0.03           0.03           0.05           0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.81          (2.45)         (0.24)          0.30           0.35
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.83          (2.42)         (0.21)          0.35           0.37
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.03)         (0.03)         (0.03)         (0.05)         (0.02)
   Distributions from realized gains..............             --             --             --#         (0.16)         (0.03)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.03)         (0.03)         (0.03)         (0.21)         (0.05)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      10.57   $       7.77   $      10.22   $      10.46   $      10.32
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          36.38%        (23.68)%        (2.01)%         3.56%          3.76%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    752,983   $    273,334   $    198,364   $    136,485   $     67,472
Ratio of expenses to average net assets
 after waivers (a)................................           0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.91%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.97%          1.02%          1.01%          1.01%          1.23%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.35%          0.43%          0.32%          0.60%          0.63%
Ratio of net investment income to
 average net assets after waivers and fees paid
 indirectly (a)...................................           0.37%          0.47%           N/A            N/A            N/A
Ratio of net investment income to
 average net assets before waivers and fees paid
 indirectly (a)...................................           0.33%          0.36%          0.26%          0.54%          0.35%
Portfolio turnover rate...........................             15%            30%            36%            43%            50%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#  $         --#  $       0.01   $       0.01

                       See Notes to Financial Statements.
                                       188

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       5.29   $       4.85
                                                     ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................           0.07             --#
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.91           0.44
                                                     ------------   ------------
   Total from investment operations...............           2.98           0.44
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)            --
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.07)            --
                                                     ------------   ------------
Net asset value, end of period....................   $       8.20   $       5.29
                                                     ============   ============
Total return (b)..................................          56.18%          9.07%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        995   $         62
Ratio of expenses to average net assets
 after waivers (a)................................           1.55%          1.57%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           1.53%          1.56%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.55%          1.62%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................           1.33%          0.13%
Ratio of net investment income (loss) to average
 net assets after waivers and fees paid
 indirectly (a)...................................           1.35%          0.14%
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly (a)...................................           1.33%          0.08%
Portfolio turnover rate...........................             81%            78%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $         --#


                                                                                      Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       5.28   $       5.61   $       5.93   $      11.22   $       5.79
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................           0.05          (0.01)          0.02          (0.08)         (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.91          (0.32)         (0.33)         (4.37)          5.55
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.96          (0.33)         (0.31)         (4.45)          5.54
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.05)            --             --             --             --
   Distributions from realized gains..............             --             --          (0.01)         (0.84)         (0.11)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.05)            --          (0.01)         (0.84)         (0.11)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       8.19   $       5.28   $       5.61   $       5.93   $      11.22
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          56.09%         (6.05)%        (5.09)%       (40.12)%        95.82%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    389,893   $    193,115   $    183,868   $    198,044   $    191,581
Ratio of expenses to average net assets
 after waivers (a)................................           1.80%          1.82%          1.78%          1.75%          1.75%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           1.78%          1.81%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.80%          1.87%          2.13%          1.92%          2.38%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................           1.08%         (0.12)%         0.32%         (0.86)%        (0.18)%
Ratio of net investment income (loss) to average
 net assets after waivers and fees paid
 indirectly (a)...................................           1.10%         (0.11)%          N/A            N/A            N/A
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly (a)...................................           1.08%         (0.17)%        (0.03)%        (0.99)%        (0.82)%
Portfolio turnover rate...........................             81%            78%           143%            95%           138%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $         --#  $       0.02   $       0.01   $       0.02

                       See Notes to Financial Statements.
                                       189

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO(d)(f):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      16.92   $      22.05   $      25.34   $      29.57   $      25.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.28           0.26           0.26           0.25           0.28
   Net realized and unrealized gain (loss) on
    investments...................................           4.47          (5.15)         (3.28)         (3.13)          4.78
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           4.75          (4.89)         (3.02)         (2.88)          5.06
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.29)         (0.22)         (0.25)         (0.19)         (0.27)
   Distributions from realized gains..............             --          (0.02)         (0.02)         (1.16)         (0.22)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.29)         (0.24)         (0.27)         (1.35)         (0.49)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      21.38   $      16.92   $      22.05   $      25.34   $      29.57
                                                     ============   ============   ============   ============   ============
Total return......................................          28.14%        (22.19)%       (11.95)%        (9.58)%        20.38%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,560,563   $  1,256,522   $  1,775,556   $  2,106,901   $  2,618,539
Ratio of expenses to average net assets...........           0.31%          0.32%          0.31%          0.32%          0.33%
Ratio of net investment income to average
 net assets.......................................           1.48%          1.30%          1.08%          0.87%          1.05%
Portfolio turnover rate...........................           --++%             8%             3%            17%             5%

                                                                                      Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      16.84   $      21.95   $      25.22   $      29.50   $      24.98
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.19           0.18           0.20           0.16           0.21
   Net realized and unrealized gain (loss) on
    investments...................................           4.49          (5.09)         (3.26)         (3.11)          4.78
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           4.68          (4.91)         (3.06)         (2.95)          4.99
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.24)         (0.18)         (0.19)         (0.17)         (0.25)
   Distributions from realized gains..............             --          (0.02)         (0.02)         (1.16)         (0.22)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.24)         (0.20)         (0.21)         (1.33)         (0.47)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      21.28   $      16.84   $      21.95   $      25.22   $      29.50
                                                     ============   ============   ============   ============   ============
Total return......................................          27.83%        (22.39)%       (12.15)%        (9.81)%        20.08%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,589,054   $    860,185   $    925,533   $    928,578   $     20,931
Ratio of expenses to average net assets...........           0.56%          0.57%          0.56%          0.57%          0.58%
Ratio of net investment income to average
 net assets.......................................           1.23%          1.05%          0.83%          0.58%          0.78%
Portfolio turnover rate...........................           --++%             8%             3%            17%             5%

                       See Notes to Financial Statements.
                                       190

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       6.08   $       5.98
                                                     ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................             --#          0.01
   Net realized and unrealized gain (loss) on
    investments...................................           2.33           0.09
                                                     ------------   ------------
   Total from investment operations...............           2.33           0.10
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --
                                                     ------------   ------------
Net asset value, end of period....................   $       8.41   $       6.08
                                                     ============   ============
Total return (b)..................................          38.55%          1.51%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $         75   $         50
Ratio of expenses to average net assets
 after waivers (a)................................           0.70%          0.70%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           0.59%          0.51%
Ratio of expenses to average net assets
 before waivers and fees paid indirectly (a)......           0.90%          1.29%
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.19)%        (0.04)%
Ratio of net investment income (loss) to
 average net assets after waivers and fees
 paid indirectly (a)..............................          (0.08)%         0.15%
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................          (0.39)%        (0.64)%
Portfolio turnover rate...........................            161%           177%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $       0.01   $       0.01

                                                                                      Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000         1999**
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       6.07   $       7.99   $       9.63   $      10.93   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.01)            --#         (0.02)          0.02           0.04
   Net realized and unrealized gain (loss) on
    investments...................................           2.33          (1.92)         (1.62)         (1.30)          0.93
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.32          (1.92)         (1.64)         (1.28)          0.97
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --#         (0.02)         (0.04)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       8.39   $       6.07   $       7.99   $       9.63   $      10.93
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          38.22%        (24.03)%       (17.02)%       (11.66)%         9.70%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    109,660   $     25,146   $     13,506   $      8,676   $      4,818
Ratio of expenses to average net assets
 after waivers (a)................................           0.95%          0.95%          0.95%          0.98%          1.05%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           0.84%          0.76%           N/A            N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly (a)......           1.15%          1.54%          1.89%          1.76%          2.86%
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.44)%        (0.29)%        (0.29)%         0.31%          0.63%
Ratio of net investment income (loss) to
 average net assets after waivers and fees
 paid indirectly (a)..............................          (0.33)%        (0.10)%          N/A            N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................          (0.64)%        (0.89)%        (1.23)%        (0.47)%        (1.18)%
Portfolio turnover rate...........................            161%           177%           227%           115%           148%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $       0.01   $       0.03   $       0.06   $       0.04   $       0.11

                       See Notes to Financial Statements.
                                       191

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                              Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       7.08   $       8.57
                                                     ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................           0.01           0.01
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transaction...................................           3.11          (1.50)
                                                     ------------   ------------
   Total from investment operations...............           3.12          (1.49)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --#
                                                     ------------   ------------
Net asset value, end of period....................   $      10.20   $       7.08
                                                     ============   ============
Total return (b)..................................          44.07%        (17.37)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $      2,835   $        106
Ratio of expenses to average net assets
 after waivers (a)................................           0.75%          0.75%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           0.63%          0.66%
Ratio of expenses to average net assets
 before waivers and fees paid indirectly (a)......           0.78%          0.83%
Ratio of net investment income (loss) to
 average net assets after waivers (a).............           0.04%          0.02%
Ratio of net investment income (loss) to
 average net assets after waivers and fees
 paid indirectly (a)..............................           0.16%          0.11%
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................           0.01%         (0.06)%
Portfolio turnover rate...........................            159%           214%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $         --#


                                                                              Class IB
                                                     ---------------------------------------------------------
                                                                                                  September 1,
                                                                Year Ended December 31,             2000* to
                                                     ------------------------------------------   December 31,
                                                         2003            2002          2001           2000
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       7.07   $       8.67   $      10.02   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.01)            --#          0.01           0.01
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transaction...................................           3.09          (1.60)         (1.35)          0.03
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           3.08          (1.60)         (1.34)          0.04
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --#         (0.01)         (0.02)
                                                     ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      10.15   $       7.07   $       8.67   $      10.02
                                                     ============   ============   ============   ============
Total return (b)..................................          43.56%        (18.44)%       (13.42)%         0.46%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    792,096   $    279,947   $    177,447   $     45,790
Ratio of expenses to average net assets
 after waivers (a)................................           1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           0.88%          0.91%           N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly (a)......           1.03%          1.08%          1.22%          1.23%
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.21)%        (0.23)%         0.26%          1.17%
Ratio of net investment income (loss) to
 average net assets after waivers and fees
 paid indirectly (a)..............................          (0.09)%        (0.14)%          N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a)..............................          (0.24)%        (0.31)%         0.04%          0.94%
Portfolio turnover rate...........................            159%           214%           231%            42%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income (loss).................................   $         --#  $         --#  $       0.01   $         --

                       See Notes to Financial Statements.
                                       192

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     --------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         2003           2002           2001           2000             1999
                                                     ------------   ------------   ------------   ------------     ------------
   Net asset value, beginning of year.............   $       9.85   $      11.61   $      11.21   $      10.76     $      10.59
                                                     ------------   ------------   ------------   ------------     ------------
   Income from investment operations:
   Net investment income..........................           0.09           0.11           0.12           0.10             0.03
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           3.22          (1.79)          0.36           0.48             0.19
                                                     ------------   ------------   ------------   ------------     ------------
   Total from investment operations...............           3.31          (1.68)          0.48           0.58             0.22
                                                     ------------   ------------   ------------   ------------     ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)         (0.08)         (0.08)         (0.13)           (0.05)
                                                     ------------   ------------   ------------   ------------     ------------
   Net asset value, end of year...................   $      13.09   $       9.85   $      11.61   $      11.21     $      10.76
                                                     ============   ============   ============   ============     ============
   Total return...................................          33.58%        (14.49)          4.29%          5.48%            2.07%
                                                     ============   ============   ============   ============     ============
Ratios/Supplemental Data:
   Net assets, end of year (000's)................   $     26,522   $     18,779   $     18,087   $      7,269     $      2,339
   Ratio of expenses to average net assets
    after waivers.................................           0.85%          0.85%          0.85%          0.82%(c)         0.75%(c)
   Ratio of expenses to average net assets
    after waivers and fees paid indirectly........           0.79%          0.83%           N/A            N/A              N/A
   Ratio of expenses to average net assets
    before waivers and fees paid indirectly.......           0.85%          0.85%          0.86%          0.87%(c)         0.84%(c)
   Ratio of net investment income to average
    net assets after waivers......................           0.75%          1.00%          1.28%          1.42%(c)         0.40%(c)
   Ratio of net investment income to average
    net assets after waivers and fees
    paid indirectly...............................           0.81%          1.02%           N/A            N/A              N/A
   Ratio of net investment income to average
    net assets before waivers and fees
    paid indirectly...............................           0.75%          1.00%          1.27%          1.37%(c)         0.32%(c)
   Portfolio turnover rate........................            160%            98%           106%           196%             192%
Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $         --   $         --   $         --#  $       0.01     $       0.01

                                                                                     Class IB
                                                     --------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         2003           2002           2001           2000             1999
                                                     ------------   ------------   ------------   ------------     ------------
   Net asset value, beginning of year.............   $       9.84   $      11.61   $      11.22   $      10.78     $      10.61
                                                     ------------   ------------   ------------   ------------     ------------
   Income from investment operations:
   Net investment income..........................           0.06           0.07           0.06           0.12             0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           3.22          (1.78)          0.39           0.43             0.17
                                                     ------------   ------------   ------------   ------------     ------------
   Total from investment operations...............           3.28          (1.71)          0.45           0.55             0.19
                                                     ------------   ------------   ------------   ------------     ------------
   Less distributions:
   Dividends from net investment income...........          (0.04)         (0.06)         (0.06)         (0.11)           (0.02)
                                                     ------------   ------------   ------------   ------------     ------------
   Net asset value, end of year...................   $      13.08   $       9.84   $      11.61   $      11.22     $      10.78
                                                     ============   ============   ============   ============     ============
   Total return...................................          33.36%        (14.77)%         4.04%          5.13%            1.80%
                                                     ============   ============   ============   ============     ============
Ratios/Supplemental Data:
   Net assets, end of year (000's)................   $  1,097,892   $    646,958   $    429,560   $    153,232     $    149,618
   Ratio of expenses to average net assets
    after waivers.................................           1.10%          1.10%          1.10%          1.07%(c)         1.00%(c)
   Ratio of expenses to average net assets
    after waivers and fees paid indirectly........           1.04%          1.08%           N/A            N/A              N/A
   Ratio of expenses to average net assets
    before waivers and fees paid indirectly.......           1.10%          1.10%          1.11%          1.12%(c)         1.09%(c)
   Ratio of net investment income to average
    net assets after waivers......................           0.50%          0.75%          1.03%          1.17%(c)         0.21%(c)
   Ratio of net investment income to average
    net assets after waivers and fees
    paid indirectly...............................           0.56%          0.77%           N/A            N/A              N/A
   Ratio of net investment income to average
    net assets before waivers and fees
    paid indirectly...............................           0.50%          0.75%          1.02%          1.12%(c)         0.12%(c)
   Portfolio turnover rate........................            160%            98%           106%           196%             192%
Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $         --   $         --   $         --#  $         --     $       0.02

                       See Notes to Financial Statements.
                                       193

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       4.53   $       6.22
                                                     ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................             --#            --#
   Net realized and unrealized gain (loss)
    on investments................................           1.18          (1.69)
                                                     ------------   ------------
   Total from investment operations...............           1.18          (1.69)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............             --             --
                                                     ------------   ------------
Net asset value, end of period....................   $       5.71   $       4.53
                                                     ============   ============
Total return (b)..................................          26.05%        (27.17)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        152   $         72
Ratio of expenses to average net assets after
 waivers (a)......................................           0.90%          0.90%
Ratio of expenses to average net assets before
 waivers (a)......................................           0.99%          1.01%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................           0.03%          0.03%
Ratio of net investment income (loss) to average
 net assets before waivers (a)....................          (0.06)%        (0.08)%
Portfolio turnover rate...........................             42%            45%
Effect of expense limitation during the period:
   Per share benefit to net investment income
    (loss)........................................   $         --#  $         --#

                                                                           Class IB
                                                     ---------------------------------------------------------
                                                                                                  September 1,
                                                                Year Ended December 31,             2000* to
                                                     ------------------------------------------   December 31,
                                                         2003           2002           2001           2000
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       4.52   $       6.49   $       8.42   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................             --#         (0.01)         (0.01)            --
   Net realized and unrealized gain (loss)
    on investments................................           1.17          (1.96)         (1.92)         (1.57)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           1.17          (1.97)         (1.93)         (1.57)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --#         (0.01)
   Distributions from realized gains..............             --             --             --#            --#
                                                     ------------   ------------   ------------   ------------
   Total dividends and distributions..............             --             --             --#         (0.01)
                                                     ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       5.69   $       4.52   $       6.49   $       8.42
                                                     ============   ============   ============   ============
Total return (b)..................................          25.88%        (30.35)%       (22.91)%       (15.70)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    260,330   $    161,566   $    163,096   $     55,402
Ratio of expenses to average net assets after
 waivers (a)......................................           1.15%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets before
 waivers (a)......................................           1.24%          1.26%          1.29%          1.37%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................          (0.22)%        (0.22)%        (0.27)%         0.65%
Ratio of net investment income (loss) to average
 net assets before waivers (a)....................          (0.31)%        (0.33)%        (0.41)%         0.43%
Portfolio turnover rate...........................             42%            45%            27%             0%
Effect of expense limitation during the period:
   Per share benefit to net investment income
    (loss)........................................   $         --#  $       0.01   $       0.01   $         --#

                       See Notes to Financial Statements.
                                       194

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                        2003(e)         2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $      11.19   $      10.77
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.34           0.41
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           0.06           0.61
                                                     ------------   ------------
   Total from investment operations...............           0.40           1.02
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.34)         (0.43)
   Distributions from realized gains..............          (0.07)         (0.17)
                                                     ------------   ------------
   Total dividends and distributions..............          (0.41)         (0.60)
                                                     ------------   ------------
Net asset value, end of period....................   $      11.18   $      11.19
                                                     ============   ============
Total return (b)..................................           3.62%          9.53%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $      2,122   $        131
Ratio of expenses to average net assets
 after waivers (a)................................           0.52%          0.55%
Ratio of expenses to average net assets
 before waivers (a)...............................           0.52%          0.55%
Ratio of net investment income to average
 net assets after waivers (a).....................           2.98%          4.77%
Ratio of net investment income to average
 net assets before waivers (a)....................           2.98%          4.77%
Portfolio turnover rate...........................            464%           166%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --

                                                                                     Class IB
                                                     ------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $      11.19   $      10.76   $      10.51   $       9.92   $      10.57
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.31           0.40           0.46           0.54           0.49
   Net realized and unrealized gain (loss) on
    investments and foreign currency transactions            0.08           0.61           0.45           0.61          (0.66)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.39           1.01           0.91           1.15          (0.17)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.32)         (0.41)         (0.46)         (0.56)         (0.48)
   Distributions from realized gains..............          (0.07)         (0.17)         (0.20)            --             --
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.39)         (0.58)         (0.66)         (0.56)         (0.48)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      11.19   $      11.19   $      10.76   $      10.51   $       9.92
                                                     ============   ============   ============   ============   ============
Total return (b)..................................           3.38%          9.52%          7.95%         11.55%         (1.64)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $  1,081,959   $    768,461   $    429,056   $    233,916   $    156,581
Ratio of expenses to average net assets
 after waivers (a)................................           0.77%          0.80%          0.80%          0.80%          0.80%
Ratio of expenses to average net assets
 before waivers (a)...............................           0.77%          0.80%          0.81%          0.81%          0.89%
Ratio of net investment income to average
 net assets after waivers (a).....................           2.73%          4.52%          5.18%          5.92%          5.53%
Ratio of net investment income to average
 net assets before waivers (a)....................           2.73%          4.52%          5.17%          5.91%          5.44%
Portfolio turnover rate...........................            464%           166%           211%           185%           233%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --   $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       195

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                        2003(e)         2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       9.76   $       9.25
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.10           0.02
   Net realized and unrealized gain (loss) on
    investments...................................           3.55           0.53
                                                     ------------   ------------
   Total from investment operations...............           3.65           0.55
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.06)         (0.04)
   Distributions from realized gains..............          (0.06)            --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.12)         (0.04)
                                                     ------------   ------------
Net asset value, end of period....................   $      13.29   $       9.76
                                                     ============   ============
Total return (b)..................................          37.69%          5.97%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    177,723   $         57
Ratio of expenses to average net assets
 after waivers (a)................................           0.85%          0.85%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           0.75%          0.81%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.85%          0.86%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.70%          0.64%
Ratio of net investment income to average
 net assets after waivers and fees paid
 indirectly (a)...................................           0.80%          0.68%
Ratio of net investment income to average
 net assets before waivers and fees paid
 indirectly (a)...................................           0.70%          0.63%
Portfolio turnover rate...........................             69%            86%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --#

                                                                                     Class IB
                                                     ------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------

                                                        2003(e)         2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       9.77   $      11.52   $      10.76   $       9.32   $       9.27
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.06           0.03           0.05           0.03           0.04
   Net realized and unrealized gain (loss) on
    investments...................................           3.57          (1.61)          1.82           1.68           0.11
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.63          (1.58)          1.87           1.71           0.15
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.04)         (0.02)         (0.04)         (0.02)         (0.04)
   Distributions from realized gains..............          (0.06)         (0.15)         (1.07)         (0.25)         (0.06)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.10)         (0.17)         (1.11)         (0.27)         (0.10)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      13.30   $       9.77   $      11.52   $      10.76   $       9.32
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          37.42%        (13.87)%        17.74%         18.56%          1.66%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    689,540   $    298,035   $    175,167   $    107,433   $     72,607
Ratio of expenses to average net assets
 after waivers (a)................................           1.10%          1.10%          1.10%          1.12%          1.20%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a).......           1.00%          1.06%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.10%          1.11%          1.13%          1.15%          1.30%
Ratio of net investment income to average
 net assets after waivers (a).....................           0.45%          0.39%          0.54%          0.31%          0.48%
Ratio of net investment income to average
 net assets after waivers and fees paid
 indirectly (a)...................................           0.55%          0.43%           N/A            N/A            N/A
Ratio of net investment income to average
 net assets before waivers and fees paid
 indirectly (a)...................................           0.45%          0.38%          0.51%          0.28%          0.39%
Portfolio turnover rate...........................             69%            86%            91%            69%            48%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --#  $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       196

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA                             Class IB
                                                     ---------------------------   ------------------------------------------
                                                                     October 2,                                   August 31,
                                                      Year Ended      2002* to       Year Ended December 31,       2001* to
                                                     December 31,   December 31,   ---------------------------   December 31,
                                                         2003           2002           2003           2002           2001
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $      10.07   $      10.43   $      10.07   $      11.39   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................             --#            --#         (0.02)         (0.01)            --#
   Net realized and unrealized gain (loss) on
    investments and foreign currency transactions.           3.17          (0.36)          3.15          (1.30)          1.39
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.17          (0.36)          3.13          (1.31)          1.39
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --             --          (0.01)            --
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      13.24   $      10.07   $      13.20   $      10.07   $      11.39
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          31.48%         (3.45)%        31.08%        (11.51)%        13.90%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    338,365   $         77   $    903,595   $    203,596   $      9,292
Ratio of expenses to average net assets
 after waivers (a)................................           0.90%          0.90%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.85%          0.85%          1.10%          1.10%           N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.97%          1.08%          1.22%          1.33%          3.59%
Ratio of net investment loss to average net
 assets after waivers (a).........................          (0.07)%        (0.11)%        (0.32)%        (0.36)%        (0.13)%
Ratio of net investment income (loss) to average
 net assets after waivers and fees paid
 indirectly (a)...................................          (0.02)%        (0.06)%        (0.27)%        (0.31)%          N/A
Ratio of net investment loss to average
 net assets before waivers and fees paid
 indirectly (a)...................................          (0.14)%        (0.29)%        (0.39)%        (0.54)%        (2.57)%
Portfolio turnover rate...........................             72%           140%            72%           140%            22%
Effect of expense limitation during the period:
   Per share benefit to net investment income
    (loss)........................................   $         --#  $         --#  $         --#  $       0.02   $         --

                       See Notes to Financial Statements.
                                       197

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                        2003(e)         2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $      11.27   $      10.10
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.14           0.04
   Net realized and unrealized gain (loss) on
    investments...................................           3.40           1.24
                                                     ------------   ------------
   Total from investment operations...............           3.54           1.28
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.10)         (0.11)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.10)         (0.11)
                                                     ------------   ------------
Net asset value, end of period....................   $      14.71   $      11.27
                                                     ============   ============
Total return (b)..................................          31.57%         12.54%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    355,625   $         71
Ratio of expenses to average net assets after
 waivers (a)......................................           0.67%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.66%          0.69%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.67%          0.70%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.04%          0.97%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.05%          0.98%
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.04%          0.97%
Portfolio turnover rate...........................             34%            39%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --

                                                                                      Class IB
                                                     ------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $      11.29   $      13.77   $      13.85   $      13.76   $      12.36
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.10           0.08           0.10           0.21           0.17
   Net realized and unrealized gain (loss) on
    investments...................................           3.42          (2.35)          0.65           1.33           2.15
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.52          (2.27)          0.75           1.54           2.32
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)         (0.08)         (0.10)         (0.21)         (0.18)
   Distributions from realized gains..............             --          (0.13)         (0.73)         (1.24)         (0.74)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.07)         (0.21)         (0.83)         (1.45)         (0.92)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      14.74   $      11.29   $      13.77   $      13.85   $      13.76
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          31.28%        (16.68)%         5.49%         11.81%         19.00%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $  1,137,826   $    680,559   $    613,150   $    392,035   $    300,467
Ratio of expenses to average net assets after
 waivers (a)......................................           0.92%          0.95%          0.95%          0.92%          0.85%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.91%          0.94%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.92%          0.95%          0.95%          0.93%          0.96%
Ratio of net investment income to average net
 assets after waivers (a).........................           0.79%          0.72%          0.85%          1.56%          1.42%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.80%          0.73%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           0.79%          0.72%          0.85%          1.55%          1.31%
Portfolio turnover rate...........................             34%            39%            64%            81%            71%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --   $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       198

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO(j):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                     March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                       2003 (e)        2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       8.66   $      10.52
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.14           0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.30          (1.85)
                                                     ------------   ------------
   Total from investment operations...............           2.44          (1.78)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.24)         (0.08)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.24)         (0.08)
                                                     ------------   ------------
Net asset value, end of period....................   $      10.86   $       8.66
                                                     ============   ============
Total return (b)..................................          28.27%        (16.90)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $      2,163   $        108
Ratio of expenses to average net assets after
 waivers (a)......................................           1.00%          1.00%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.99%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.01%          1.05%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.35%          1.00%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.42%          1.01%
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.34%          0.95%
Portfolio turnover rate...........................            163%            55%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --#

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                       2003 (e)         2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       8.66   $      10.46   $      13.44   $      19.35   $      13.01
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.11           0.06           0.08           0.27           0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.31          (1.80)         (2.98)         (2.71)          7.69
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.42          (1.74)         (2.90)         (2.44)          7.76
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.22)         (0.06)         (0.06)         (0.19)         (0.35)
   Distributions from realized gains..............             --             --          (0.02)         (3.28)         (1.07)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.22)         (0.06)         (0.08)         (3.47)         (1.42)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      10.86   $       8.66   $      10.46   $      13.44   $      19.35
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          28.01%        (16.61)%       (21.55)%       (12.33)%        60.24%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    675,246   $    454,735   $    299,090   $    357,232   $    299,159
Ratio of expenses to average net assets after
 waivers (a)......................................           1.25%          1.25%          1.25%          1.23%          1.20%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           1.18%          1.24%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.26%          1.30%          1.39%          1.27%          1.26%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.10%          0.75%          0.66%          1.01%          0.54%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.17%          0.76%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.09%          0.70%          0.52%          0.98%          0.48%
Portfolio turnover rate...........................            163%            55%            76%           112%           119%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --#  $       0.02   $       0.01   $       0.01

                       See Notes to Financial Statements.
                                       199

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                       Class IA
                                                     ------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       9.10   $      13.82   $      20.91   $      27.40   $      16.04
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.01)         (0.02)          0.07           0.04           0.01
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.71          (4.70)         (7.16)         (5.13)         11.83
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.70          (4.72)         (7.09)         (5.09)         11.84
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --             --#         (1.40)         (0.48)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      11.80   $       9.10   $      13.82   $      20.91   $      27.40
                                                     ============   ============   ============   ============   ============
Total return......................................          29.67%        (34.15)%       (33.89)%       (18.56)%        74.43%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $     27,996   $     22,611   $     43,918   $     72,889   $     46,248
Ratio of expenses to average net assets after.....            N/A            N/A            N/A           0.70%          0.60%(c)
 waivers
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.................           0.71%          0.72%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.................           0.72%          0.73%          0.72%          0.70%          0.70%(c)
Ratio of net investment income (loss) to
 average net assets after waivers.................            N/A            N/A            N/A           0.15%          0.09%(c)
Ratio of net investment loss to average net
 assets after waivers and fees paid indirectly....          (0.09)%        (0.16)%          N/A            N/A            N/A
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly.......................................          (0.10)%        (0.17)%         0.02%          0.14%          0.01%(c)
Portfolio turnover rate...........................            105%           110%           278%           203%           184%
Effect of expense limitation during the year:
   Per share benefit to net investment
    income (loss).................................   $         --   $         --   $         --   $         --   $       0.01

                                                                                       Class IB
                                                     ------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000          1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       9.00   $      13.70   $      20.78   $      27.33   $      16.04
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.04)         (0.05)         (0.04)         (0.02)         (0.02)
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.68          (4.65)         (7.04)         (5.13)         11.79
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.64          (4.70)         (7.08)         (5.15)         11.77
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..............             --             --             --#         (1.40)         (0.48)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      11.64   $       9.00   $      13.70   $      20.78   $      27.33
                                                     ============   ============   ============   ============   ============
Total return......................................          29.33%        (34.31)%       (34.06)%       (18.83)%        73.62%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    935,920   $    758,033   $  1,363,276   $  2,142,512   $  1,665,635
Ratio of expenses to average net assets
 after waivers....................................            N/A            N/A            N/A           0.95%          0.85%(c)
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.................           0.96%          0.97%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.................           0.97%          0.98%          0.97%          0.95%          0.95%(c)
Ratio of net investment income (loss) to
 average net assets after waivers.................            N/A            N/A            N/A          (0.11)%        (0.16)%(c)
Ratio of net investment loss to average net
 assets after waivers and fees paid indirectly....          (0.34)%        (0.41)%          N/A            N/A            N/A
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly.......................................          (0.35)%        (0.42)%        (0.23)%        (0.11)%        (0.26)%(c)
Portfolio turnover rate...........................            105%           110%           278%           203%           184%
Effect of expense limitation during the year:
   Per share benefit to net investment
    income (loss).................................   $         --   $         --   $         --   $         --   $       0.01

                       See Notes to Financial Statements.
                                       200

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       7.04   $       8.89
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.07           0.05
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           1.50          (1.84)
                                                     ------------   ------------
   Total from investment operations...............           1.57          (1.79)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)         (0.06)
                                                     ------------   ------------
Net asset value, end of period....................   $       8.54   $       7.04
                                                     ============   ============
Total return (b)..................................          22.28%        (20.11)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $         98   $         79
Ratio of expenses to average net assets
 after waivers (a)................................           0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.69%          0.69%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.71%          0.71%
Ratio of net investment income to average net
 assets after waivers (a).........................           0.93%          0.77%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.94%          0.78%
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           0.92%          0.76%
Portfolio turnover rate...........................             88%            70%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000          1999**
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       7.04   $       8.97   $      10.72   $      10.84   $      10.00
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.05           0.04           0.04           0.04           0.04
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           1.51          (1.93)         (1.75)         (0.12)          0.84
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.56          (1.89)         (1.71)         (0.08)          0.88
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.05)         (0.04)         (0.04)         (0.04)         (0.04)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       8.55   $       7.04   $       8.97   $      10.72   $      10.84
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          22.12%        (21.04)%       (15.97)%        (0.77)%         8.76%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    311,991   $    201,141   $    244,038   $    223,078   $    109,828
Ratio of expenses to average net assets
 after waivers (a)................................           0.95%          0.95%          0.95%          0.93%          0.85%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.94%          0.94%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.96%          0.96%          0.97%          0.96%          1.16%
Ratio of net investment income to average net
 assets after waivers (a).........................           0.68%          0.52%          0.48%          0.45%          0.80%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.69%          0.53%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           0.67%          0.51%          0.46%          0.42%          0.49%
Portfolio turnover rate...........................             88%            70%            84%            65%            64%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --#  $         --#  $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       201

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class IA
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.38   $      10.37   $      10.33   $      10.28   $      10.22
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.09           0.16           0.39           0.64           0.51
   Net realized and unrealized gain (loss) on
    investments...................................             --#            --#            --+            --             --
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.09           0.16           0.39           0.64           0.51
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.10)         (0.15)         (0.35)         (0.59)         (0.45)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.37   $      10.38   $      10.37   $      10.33   $      10.28
                                                     ============   ============   ============   ============   ============
Total return......................................           0.82%          1.54%          3.82%          6.24%          4.96%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    705,877   $    834,792   $    860,719   $    893,097   $    883,988
Ratio of expenses to average net assets...........           0.39%          0.39%          0.40%          0.40%          0.37%
Ratio of net investment income to average net
 assets...........................................           0.82%          1.48%          3.80%          6.02%          4.91%

                                                                                     Class IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002          2001(e)        2000(e)        1999(e)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.32   $      10.32   $      10.28   $      10.25   $      10.21
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.06           0.12           0.31           0.61           0.49
   Net realized and unrealized gain (loss) on
    investments...................................             --#          0.01           0.06+         (0.01)         (0.01)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           0.06           0.13           0.37           0.60           0.48
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)         (0.13)         (0.33)         (0.57)         (0.44)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.31   $      10.32   $      10.32   $      10.28   $      10.25
                                                     ============   ============   ============   ============   ============
Total return......................................           0.57%          1.21%          3.63%          5.99%          4.71%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    942,215   $  1,209,341   $  1,155,159   $    677,333   $    559,713
Ratio of expenses to average net assets...........           0.64%          0.64%          0.65%          0.65%          0.62%
Ratio of net investment income to average net
 assets...........................................           0.57%          1.23%          3.38%          5.78%          4.68%

                       See Notes to Financial Statements.
                                       202

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       8.97   $       8.41
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.15           0.04
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.27           0.68
                                                     ------------   ------------
   Total from investment operations...............           2.42           0.72
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.16)         (0.16)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.16)         (0.16)
                                                     ------------   ------------
Net asset value, end of period....................   $      11.23   $       8.97
                                                     ============   ============
Total return (b)..................................          27.04%          8.55%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        108   $         53
Ratio of expenses to average net assets after
 waivers (a)......................................           0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.68%          0.69%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.70%          0.70%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.67%          1.54%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.69%          1.55%
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.67%          1.54%
Portfolio turnover rate...........................             43%            42%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --

                                                                                     CLASS IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       8.99   $      11.28   $      12.22   $      11.56   $      12.77
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.14           0.13           0.11           0.12           0.16
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           2.27          (2.28)         (0.94)          0.66          (0.34)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           2.41          (2.15)         (0.83)          0.78          (0.18)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.14)         (0.14)         (0.11)         (0.12)         (0.16)
   Distributions from realized gains..............             --             --             --             --          (0.87)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.14)         (0.14)         (0.11)         (0.12)         (1.03)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      11.26   $       8.99   $      11.28   $      12.22   $      11.56
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          26.81%        (19.07)%        (6.73)%         6.69%         (1.27)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    613,776   $    470,799   $    589,382   $    564,610   $    544,271
Ratio of expenses to average net assets after
 waivers (a)......................................           0.95%          0.95%          0.95%          0.92%          0.85%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.94%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.95%          0.95%          0.95%          0.92%          0.95%
Ratio of net investment income to average net
 assets after waivers (a).........................           1.42%          1.29%          1.01%          1.05%          1.29%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           1.44%          1.30%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid
 indirectly (a)...................................           1.42%          1.29%          1.01%          1.05%          1.19%
Portfolio turnover rate...........................             43%            42%            89%            87%            77%
Effect of expense limitation during the period:
   Per share benefit to net investment income.....   $         --   $         --#  $         --#  $         --   $       0.01

                       See Notes to Financial Statements.
                                       203

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                     October 2,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                         2003           2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       9.56   $       9.28
                                                     ------------   ------------
   Income from investment operations:
Net investment income (loss)......................           0.04           0.01
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions....           2.28           0.31
                                                     ------------   ------------
Total from investment operations..................           2.32           0.32
                                                     ------------   ------------
   Less distributions:
Dividends from net investment income..............          (0.04)         (0.04)
Distributions from realized gains.................             --             --
                                                     ------------   ------------
Total dividends and distributions.................          (0.04)         (0.04)
                                                     ------------   ------------
Net asset value, end of period....................   $      11.84   $       9.56
                                                     ============   ============
Total return (b)..................................          24.27%          3.46%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $        117   $         51
Ratio of expenses to average net assets after
 waivers (a)......................................           0.70%          0.70%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.68%          0.67%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           0.78%          0.77%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................           0.35%          0.33%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.37%          0.36%
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly (a)...................................           0.27%          0.26%
Portfolio turnover rate...........................             62%           147%
Effect of expense limitation during the period:
   Per share benefit to net investment income
    (loss)........................................   $       0.01   $         --#

                                                                                     CLASS IB
                                                     ------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       9.58   $      13.03   $      17.24   $      21.41   $      16.79
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
Net investment income (loss)......................           0.01           0.01             --#         (0.04)         (0.03)
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions....           2.29          (3.45)         (4.21)         (3.70)          5.09
                                                     ------------   ------------   ------------   ------------   ------------
Total from investment operations..................           2.30          (3.44)         (4.21)         (3.74)          5.06
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
Dividends from net investment income..............          (0.01)         (0.01)            --             --             --
Distributions from realized gains.................             --             --             --          (0.43)         (0.44)
                                                     ------------   ------------   ------------   ------------   ------------
Total dividends and distributions.................          (0.01)         (0.01)            --          (0.43)         (0.44)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      11.87   $       9.58   $      13.03   $      17.24   $      21.41
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          24.05%        (26.39)%       (24.42)%       (17.79)%        30.24%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    263,715   $    199,462   $    299,380   $    397,968   $    384,175
Ratio of expenses to average net assets after
 waivers (a)......................................           0.95%          0.95%          0.95%          0.95%          0.93%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a).............           0.93%          0.92%           N/A            N/A            N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (a).............           1.03%          1.02%          0.98%          0.97%          0.98%
Ratio of net investment income (loss) to average
 net assets after waivers (a).....................           0.10%          0.08%         (0.02)%        (0.25)%        (0.20)%
Ratio of net investment income to average net
 assets after waivers and fees paid
 indirectly (a)...................................           0.12%          0.11%           N/A            N/A            N/A
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid
 indirectly (a)...................................           0.02%          0.01%         (0.05)%        (0.23)%        (0.25)%
Portfolio turnover rate...........................             62%           147%            95%            81%            76%
Effect of expense limitation during the period:
   Per share benefit to net investment income
    (loss)........................................   $       0.01   $       0.01   $       0.01   $         --   $       0.01

                       See Notes to Financial Statements.
                                       204

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class IA
                                                     ---------------------------
                                                                      March 25,
                                                      Year Ended      2002* to
                                                     December 31,   December 31,
                                                        2003(e)         2002
                                                     ------------   ------------
Net asset value, beginning of period..............   $       7.19   $       9.32
                                                     ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.07           0.05
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           3.26          (2.12)
                                                     ------------   ------------
   Total from investment operations...............           3.33          (2.07)
                                                     ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.05)         (0.06)
   Distributions from realized gains..............             --             --
                                                     ------------   ------------
   Total dividends and distributions..............          (0.05)         (0.06)
                                                     ------------   ------------
Net asset value, end of period....................   $      10.47   $       7.19
                                                     ============   ============
Total return (b)..................................          46.30%        (22.23)%
                                                     ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $      7,462   $         87
Ratio of expenses to average net assets after
 waivers and reimbursements(a)....................           0.60%          0.60%
Ratio of expenses to average net assets before
 waivers and reimbursements(a)....................           0.60%          0.60%
Ratio of net investment income to average net
 assets after waivers and reimbursements(a).......           0.75%          0.91%
Ratio of net investment income to average net
 assets before waivers and reimbursements (a).....           0.75%          0.91%
Portfolio turnover rate...........................             32%            29%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income........................................   $         --   $         --

                                                                                     Class IB
                                                     ------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(e)         2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       7.19   $       9.15   $       9.03   $      10.85   $       9.56
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.04           0.04           0.06           0.09           0.09
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           3.26          (1.96)          0.13          (0.55)          1.85
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           3.30          (1.92)          0.19          (0.46)          1.94
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.02)         (0.04)         (0.05)         (0.08)         (0.09)
   Distributions from realized gains..............             --             --          (0.02)         (1.28)         (0.56)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.02)         (0.04)         (0.07)         (1.36)         (0.65)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................   $      10.47   $       7.19   $       9.15   $       9.03   $      10.85
                                                     ============   ============   ============   ============   ============
Total return (b)..................................          45.94%        (20.96)%         2.12%         (3.43)%        20.68%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    319,634   $     99,391   $     82,203   $     72,747   $     59,931
Ratio of expenses to average net assets after
 waivers and reimbursements(a)....................           0.85%          0.85%          0.82%          0.75%          0.71%
Ratio of expenses to average net assets before
 waivers and reimbursements(a)....................           0.85%          0.85%          0.82%          0.93%          1.20%
Ratio of net investment income to average net
 assets after waivers and reimbursements(a).......           0.50%          0.66%          0.74%          0.73%          1.11%
Ratio of net investment income to average net
 assets before waivers and reimbursements(a)......           0.50%          0.66%          0.73%          0.55%          0.62%
Portfolio turnover rate...........................             32%            29%            36%            59%            59%
Effect of expense limitation during the period:
   Per share benefit to net investment
    income........................................   $         --   $         --   $         --#  $       0.02   $       0.04

                       See Notes to Financial Statements.
                                       205

EQ ADVISORS TRUST
EQ/TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                             Class IA
                                                     ---------------------------------------------------------
                                                                                                      May 1,
                                                              Year Ended December 31,               2000* to
                                                     ------------------------------------------   December 31,
                                                         2003           2002           2001           2000
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       3.01   $       5.06   $       6.68   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.02)         (0.03)         (0.01)          0.01
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           1.34          (2.02)         (1.61)         (3.33)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           1.32          (2.05)         (1.62)         (3.32)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --#            --
                                                     ------------   ------------   ------------   ------------
Net asset value, end of period....................           4.33   $       3.01   $       5.06   $       6.68
                                                     ============   ============   ============   ============
Total return (b)..................................          43.85%        (40.51)%       (24.24)%       (33.20)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $     15,775   $     11,263   $     24,326   $     22,880
Ratio of expenses to average net assets
 after waivers (a)................................           0.90%          0.90%          0.90%          0.90%(c)
Ratio of expenses to average net assets
 after waivers and fees paid
 indirectly (a)...................................           0.76%          0.88%           N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid
 indirectly (a)...................................           0.99%          1.00%          0.98%          0.96%(c)
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.61)%        (0.71)%        (0.31)%         0.25%(c)
Ratio of net investment loss to average
 net assets after waivers and fees paid
 indirectly (a)...................................          (0.47)%        (0.69)%          N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly (a).........................          (0.70)%        (0.81)%        (0.39)%         0.18%(c)
Portfolio turnover rate...........................            194%            80%            41%            49%
Effect of expense limitation during the period:
Per share benefit to net investment
 income (loss)....................................   $         --#  $         --#  $         --#  $         --

                                                                             Class IB
                                                     ---------------------------------------------------------
                                                                                                     May 1,
                                                              Year Ended December 31,               2000* to
                                                     ------------------------------------------   December 31,
                                                         2003           2002           2001           2000
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of period..............   $       2.99   $       5.04   $       6.67   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.02)         (0.03)         (0.03)            --
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           1.32          (2.02)         (1.60)         (3.33)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           1.30          (2.05)         (1.63)         (3.33)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........             --             --             --#            --
                                                     ------------   ------------   ------------   ------------
Net asset value, end of period....................   $       4.29   $       2.99   $       5.04   $       6.67
                                                     ============   ============   ============   ============
Total return (b)..................................          43.48%        (40.67)%       (24.43)%       (33.30)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's).................   $    325,178   $    194,971   $    320,756   $    275,140
Ratio of expenses to average net assets
 after waivers (a)................................           1.15%          1.15%          1.15%          1.15%(c)
Ratio of expenses to average net assets
 after waivers and fees paid
 indirectly (a)...................................           1.01%          1.13%           N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid
 indirectly (a)...................................           1.24%          1.25%          1.23%          1.21%(c)
Ratio of net investment income (loss) to
 average net assets after waivers (a).............          (0.86)%        (0.96)%        (0.56)%        (0.00)%(c)
Ratio of net investment loss to average
 net assets after waivers and fees paid
 indirectly (a)...................................          (0.72)%        (0.94)%          N/A            N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly (a).........................          (0.95)%        (1.06)%        (0.64)%        (0.07)%(c)
Portfolio turnover rate...........................            194%            80%            41%            49%
Effect of expense limitation during the period:
Per share benefit to net investment
 income (loss)....................................   $         --#  $         --#  $         --#  $         --

                       See Notes to Financial Statements.
                                       206

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS -- (Concluded)

----------
*    Commencement of Operations
**   Commenced operations on January 1, 1999.
+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#    Per share amount is less than $0.01.
++   Amount is less than 1%.
(a)  Ratios for periods less than one year are annualized.
(b)  Total returns for periods less than one year are not annualized.
(c) Reflects overall fund ratios for investment income and non-class specific expense.
(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31,1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e) Net investment income and capital changes per share are based on monthly average shares outstanding.
(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(h) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/ Alliance International Portfolio.
(i) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/ Capital Guardian Research Portfolio.
(j) On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(k) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(l) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m) On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

                       See Notes to Financial Statements.
                                       207

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with twenty-seven diversified portfolios and three non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Emerging Markets Equity Portfolio.

     The EQ/Technology Portfolio (formerly named EQ/Alliance Technology Portfolio) employs multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the year ended December 31, 2003, the Trust had Class IA and Class IB shares outstanding for each Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Technology Portfolio (formerly known as EQ/Alliance Technology Portfolio), EQ/Bernstein Diversified Value Portfolio, EQ/FI Small/Mid Cap Value Portfolio and EQ/MFS Emerging Growth Companies Portfolio. Equitable is the primary shareholder of Class IA shares for EQ/Calvert Socially Responsible Portfolio, EQ/Evergreen Omega Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/MFS Investors Trust Portfolio, EQ/Putnam Growth & Income Value Portfolio and EQ/Putnam Voyager Portfolio.

     The investment objectives of each Portfolio are as follows:

     EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. ("Alliance")(an affiliate of Equitable)) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return.

     EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal.

     EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with moderate risk to capital.

     EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) -- Seeks capital appreciation.

     EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) -- Seeks long-term capital appreciation.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     EQ/Capital Guardian International Portfolio (advised by Capital Guardian Trust Company ("Capital Guardian") -- Seeks to achieve long-term growth of capital.

     EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Equity 500 Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

     EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) --Seeks long-term capital growth.

     EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company ("Fidelity")) --Seeks long-term growth of capital.

     EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) -- Seeks long-term capital appreciation.

     EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management,
LLC) -- Seeks long-term growth of capital.

     EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation.

     EQ/Marsico Focus Portfolio (advised by Marsico Capital Management LLC) -- Seeks long-term growth of capital.

     EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) -- Seeks capital appreciation and, secondarily, income.

     EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) -- Seeks capital appreciation. Effective December 12, 2003, Merrill Lynch Investment Managers International Limited replaced Putnam Investment Management, LLC ("Putnam") as the Adviser for the EQ/Mercury International Value Portfolio.

     EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management ("MFS")) -- Seeks to provide long-term capital growth.

     EQ/MFS Investors Trust Portfolio (advised by MFS) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     EQ/Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam) -- Seeks capital growth. Current income is a secondary objective.

     EQ/Putnam Voyager Portfolio (advised by Putnam) -- Seeks long-term growth of capital and any increased income that results from this growth.

     EQ/Small Company Index Portfolio (advised by Alliance) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     EQ/Technology Portfolio (advised by RCM Capital Management LLC )(formerly Dresdner RCM Global Investors LLC) ("RCM"), Firsthand Capital Management, Inc. ("Firsthand") and Wellington Management Company, LLP ("Wellington") -- Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective. Effective December 12, 2003, RCM, Firsthand and Wellington replaced Alliance as Advisers for the EQ/Technology Portfolio.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reposted trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices. The EQ/Money Market Portfolio values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2003 as follows:

                                             Undistributed     Accumulated         Paid
                                             Net Investment   Net Realized          In
                                             Income (Loss)     Gain (Loss)        Capital
                                             --------------   -------------   --------------
EQ/Alliance Common Stock..................   $           --   $          --   $           --
EQ/Alliance Growth and Income.............               --              --               --
EQ/Alliance Intermediate Government
 Securities...............................        4,304,583      (4,304,583)              --
EQ/Alliance International.................        3,257,280     (18,715,144)      15,457,864
EQ/Alliance Premier Growth................        2,347,782              --       (2,347,782)
EQ/Alliance Quality Bond..................        1,639,769      (1,639,769)              --
EQ/Alliance Small Cap Growth..............        2,688,991              --       (2,688,991)
EQ/Bernstein Diversified Value............               --         (35,382)          35,382
EQ/Calvert Socially Responsible...........           82,000               1          (82,001)
EQ/Capital Guardian International.........          879,980        (879,980)              --
EQ/Capital Guardian Research..............           15,588      (5,569,309)       5,553,721
EQ/Capital Guardian U.S. Equity...........            1,834         (10,433)           8,599
EQ/Emerging Markets Equity................         (134,381)        134,378                3
EQ/Equity 500 Index.......................         (232,022)        232,022               --
EQ/Evergreen Omega........................          175,574              --         (175,574)
EQ/FI Mid Cap.............................          236,665        (236,672)               7
EQ/FI Small/Mid Cap Value.................         (354,978)        900,309         (545,331)
EQ/Janus Large Cap Growth.................          465,182              --         (465,182)
EQ/J.P. Morgan Core Bond..................        2,466,961      (2,466,961)              --
EQ/Lazard Small Cap Value.................          522,694          12,578         (535,272)
EQ/Marsico Focus..........................        1,490,582       1,233,815       (2,724,397)
EQ/Mercury Basic Value Equity.............               --              --               --
EQ/Mercury International Value............        6,490,482      (6,491,020)             538
EQ/MFS Emerging Growth Companies..........        2,854,912          20,083       (2,874,995)
EQ/MFS Investors Trust....................          (11,533)         11,533               --
EQ/Money Market...........................               --              --               --
EQ/Putnam Growth & Income Value...........               (1)         16,795          (16,794)

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

                                             Undistributed     Accumulated        Paid
                                             Net Investment    Net Realized        In
                                             Income (Loss)     Gain (Loss)       Capital
                                             --------------   -------------   --------------
EQ/Putnam Voyager.........................   $       (1,668)  $       3,401   $       (1,733)
EQ/Small Company Index....................          (15,594)         83,487          (67,893)
EQ/Technology.............................        1,872,564          64,637       (1,937,201)

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on th e first business day of the Portfolio's next taxable year. For the period from November 1, 2003 to December 31, 2003, the Portfolios elected to defer until January 1, 2004 for U.S. Federal income tax purposes net capital and net currency losses as stated below:

                                               Net Currency      Net Capital
                                                   Loss             Loss
                                             ---------------   ---------------
EQ/Alliance Common Stock..................   $            --   $            --
EQ/Alliance Growth and Income.............                --                --
EQ/Alliance Intermediate Government
 Securities...............................                --            14,040
EQ/Alliance International.................                --                --
EQ/Alliance Premier Growth................                --         7,104,869
EQ/Alliance Quality Bond..................                --                --
EQ/Alliance Small Cap Grow................                --                --
EQ/Bernstein Diversified Value............                --                --
EQ/Calvert Socially Responsible...........                --                --
EQ/Capital Guardian International.........           230,475                --
EQ/Capital Guardian Research..............                --                --
EQ/Capital Guardian U.S. Equity...........                --            15,804
EQ/Emerging Markets Equity................            72,441                --
EQ/Equity 500 Index.......................                --                --
EQ/Evergreen Omega........................                --             3,419
EQ/FI Mid Cap.............................            12,101                --
EQ/FI Small/Mid Cap Value.................            25,833                --
EQ/Janus Large Cap Growth.................                --            92,341
EQ/J.P. Morgan Core Bond..................                --                --
EQ/Lazard Small Cap Value.................                --                --
EQ/Marsico Focus..........................           538,762         1,353,738
EQ/Mercury Basic Value Equity.............                --                --
EQ/Mercury International Value............           729,370                --
EQ/MFS Emerging Growth Companies..........             4,183                --
EQ/MFS Investors Trust....................                --           767,883
EQ/Money Market...........................                --                --
EQ/Putnam Growth & Income Value...........                --                --
EQ/Putnam Voyager.........................                --                --
EQ/Small Company Index....................                --           329,118
EQ/Technology.............................                --           800,743

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2003, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:                                                            Amount
-----------------------------------------------------------------   ------------
EQ/Alliance Common Stock.........................................   $  1,491,240
EQ/Alliance Growth and Income....................................        617,547
EQ/Alliance International........................................         41,700
EQ/Alliance Premier Growth.......................................         78,391
EQ/Alliance Small Cap Growth.....................................        300,970
EQ/Bernstein Diversified Value...................................            199
EQ/Calvert Socially Responsible..................................          9,000
EQ/Capital Guardian International................................         28,112
EQ/Capital Guardian Research.....................................        108,948
EQ/Capital Guardian U.S. Equity..................................        105,655
EQ/Emerging Markets Equity.......................................         52,604
EQ/Evergreen Omega...............................................         57,204
EQ/FI Mid Cap....................................................        551,638
EQ/FI Small/Mid Cap Value........................................        543,101
EQ/Lazard Small Cap Value........................................        462,869
EQ/Marsico Focus.................................................        226,557
EQ/Mercury Basic Value Equity....................................         58,897
EQ/Mercury International Value...................................        374,674
EQ/MFS Emerging Growth Companies.................................         98,372
EQ/MFS Investors Trust...........................................         23,355
EQ/Putnam Growth & Income Value..................................         85,881
EQ/Putnam Voyager................................................         42,445
EQ/Technology....................................................        407,798

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2003, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market."The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2   Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2003, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Index Portfolios
--------------------------------------------
EQ/Equity 500 Index.........................     0.250%
EQ/Small Company Index......................     0.250%

                                                First     Next      Next      Next
                                                $750      $750       $1       $2.5
Debt Portfolios                                Million   Million   Billion   Billion   Thereafter
--------------------------------------------   -------   -------   -------   -------   ----------
EQ/Alliance Intermediate
 Government Securities......................     0.500%    0.475%    0.450%    0.430%       0.420%
EQ/Alliance Quality Bond....................     0.525%    0.500%    0.475%    0.455%       0.445%
EQ/J.P. Morgan Core Bond....................     0.450%    0.425%    0.400%    0.380%       0.370%
EQ/Money Market.............................     0.350%    0.325%    0.300%    0.280%       0.270%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

                                                First     Next      Next      Next
                                                 $1        $1        $3        $5
Equity Portfolios                              Billion   Billion   Billion   Billion   Thereafter
--------------------------------------------   -------   -------   -------   -------   ----------
EQ/Alliance Common Stock....................     0.550%    0.500%    0.475%    0.450%       0.425%
EQ/Alliance Growth and Income...............     0.600%    0.550%    0.525%    0.500%       0.475%
EQ/Alliance International...................     0.750%    0.700%    0.675%    0.650%       0.625%
EQ/Alliance Premier Growth..................     0.900%    0.850%    0.825%    0.800%       0.775%
EQ/Alliance Small Cap Growth................     0.750%    0.700%    0.675%    0.650%       0.625%
EQ/Bernstein Diversified Value..............     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/Calvert Socially Responsible.............     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/Capital Guardian International...........     0.850%    0.800%    0.775%    0.750%       0.725%
EQ/Capital Guardian Research................     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/Capital Guardian U.S. Equity.............     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/Emerging Markets Equity..................     1.150%    1.100%    1.075%    1.050%       1.025%
EQ/Evergreen Omega..........................     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/FI Mid Cap...............................     0.700%    0.650%    0.625%    0.600%       0.575%
EQ/FI Small/Mid Cap Value...................     0.750%    0.700%    0.675%    0.650%       0.625%
EQ/Janus Large Cap Growth...................     0.900%    0.850%    0.825%    0.800%       0.775%
EQ/Lazard Small Cap Value...................     0.750%    0.700%    0.675%    0.650%       0.625%
EQ/Marsico Focus............................     0.900%    0.850%    0.825%    0.800%       0.775%
EQ/Mercury Basic Value Equity...............     0.600%    0.550%    0.525%    0.500%       0.475%
EQ/Mercury International Value..............     0.850%    0.800%    0.775%    0.750%       0.725%
EQ/MFS Emerging Growth Companies............     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/MFS Investors Trust......................     0.600%    0.550%    0.525%    0.500%       0.475%
EQ/Putnam Growth & Income Value.............     0.600%    0.550%    0.525%    0.500%       0.475%
EQ/Putnam Voyager...........................     0.650%    0.600%    0.575%    0.550%       0.525%
EQ/Technology...............................     0.900%    0.850%    0.825%    0.800%       0.775%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3   Administrative Fees

     Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

Fixed Charge
------------
$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided. (e.g. portions of a Portfolio allocated to separate Advisers). Currently, Equitable is waiving the sleeve level portion.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Total Trust Average Net Asset Charge
------------------------------------
0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

     Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4   Custody Fees

     The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5   Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.

Note 6   Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolios are limited to:

0.55% of average daily net assets of the
   EQ/J.P. Morgan Core Bond Portfolio
0.60% of average daily net assets of the
   EQ/Small Company Index Portfolio
0.70% of average daily net assets of the EQ/Bernstein Diversified Value Portfolio
   EQ/Capital Guardian Research Portfolio
   EQ/Capital Guardian U.S. Equity Portfolio
   EQ/Evergreen Omega Portfolio
   EQ/Mercury Basic Value Equity Portfolio
   EQ/MFS Investors Trust Portfolio
   EQ/Putnam Growth & Income Value Portfolio
   EQ/Putnam Voyager Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

0.75% of average daily net assets of the
   EQ/FI Mid Cap Portfolio
0.80% of average daily net assets of the
   EQ/Calvert Socially Responsible Portfolio
0.85% of average daily net assets of the EQ/Alliance International Portfolio
   EQ/FI Small/Mid Cap Value Portfolio
   EQ/Lazard Small Cap Value Portfolio
0.90% of average daily net assets of the EQ/Alliance Premier Growth Portfolio
   EQ/Janus Large Cap Growth Portfolio
   EQ/Marsico Focus Portfolio
   EQ/Technology Portfolio
0.95% of average daily net assets of the
   EQ/Capital Guardian International Portfolio
1.00% of average daily net assets of the
   EQ/Mercury International Value Portfolio
1.55% of average daily net assets of the EQ/Emerging Markets Equity Portfolio

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a "+" in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the year ended December 31, 2003, the Manager received $1,094,783 in reimbursement. At December 31, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                                   Amount Eligible through                      Total Eligible
                                               --------------------------------------------------------------        for
Portfolios:                                       2004         2005         2006         2007         2008      Reimbursement
--------------------------------------------   ----------   ----------   ----------   ----------   ----------   --------------
EQ/Alliance International+..................   $       --   $   55,923   $  312,290   $       --   $       --   $      368,213
EQ/Alliance Premier Growth+.................      618,904      644,621      483,298           --           --        1,746,823
EQ/Bernstein Diversified Value..............           --           --       91,834      196,756       84,687          373,277
EQ/Calvert Socially Responsible+............       60,338       81,850       78,504           --           --          220,692
EQ/Capital Guardian International+..........      205,295      202,459      233,863           --           --          641,617
EQ/Capital Guardian Research+...............       91,413      178,544      126,882           --           --          396,839
EQ/Capital Guardian U.S. Equity+............      103,039      152,523      118,339           --           --          373,901
EQ/Emerging Markets Equity..................      269,501      367,826      573,560       90,578       61,308        1,362,773
EQ/Evergreen Omega..........................       47,864       57,964       94,038      104,124      106,256          410,246
EQ/FI Mid Cap+..............................      222,392      171,926      176,252           --           --          570,570
EQ/FI Small/Mid Cap Value...................      128,707       66,661       19,116       39,312           --          253,796
EQ/Janus Large Cap Growth+..................      159,808      178,529      195,917           --           --          534,254
EQ/Lazard Small Cap Value...................           --       20,312       40,741       15,384           --           76,437
EQ/Marsico Focus+...........................       37,990      135,620      447,154           --           --          620,764
EQ/Mercury International Value..............      114,030      114,903      473,595      203,799       95,780        1,002,107
EQ/MFS Investors Trust......................       98,473       45,505       54,022       29,082       26,337          253,419
EQ/Putnam Growth & Income Value.............      562,421       27,696        8,070        2,938           --          601,125
EQ/Putnam Voyager...........................      140,687       87,262      118,237      168,223      184,295          698,704

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

                                                                   Amount Eligible through                      Total Eligible
                                               --------------------------------------------------------------        for
Portfolios:                                       2004         2005         2006         2007         2008      Reimbursement
--------------------------------------------   ----------   ----------   ----------   ----------   ----------   --------------
EQ/Small Company Index......................   $   38,132   $  136,358   $    1,204   $       --   $       --   $      175,694
EQ/Technology+..............................      269,579      260,306      250,323           --           --          780,208

Note 7   Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2003, the total amount deferred by the Trustees participating in the Plan was $921,886.

Note 8   Percentage of Ownership by Affiliated Portfolios

     Shares of some of the Portfolios are held by the AXA Allocation fund of funds of the AXA Premier VIP Trust, an entity also advised by Equitable. The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the underlying investment companies net assets as of December 31, 2003. In addition, those underlying investment companies have received subscriptions in-kind and amounts relating to those transactions are also included in the table below:

                                                   AXA                        AXA
                                    AXA        Conservative      AXA        Moderate       AXA
                                Conservative      Plus         Moderate       Plus      Aggressive      In-Kind
Portfolios:                      Allocation     Allocation    Allocation   Allocation   Allocation    Subscription
-----------------------------   ------------   ------------   ----------   ----------   ----------   --------------
EQ/Alliance Premier Growth              0.02%          0.05%       30.33%        0.16%        0.08%  $  252,108,252
EQ/Alliance Quality Bond                0.05           0.06        62.64         0.07         0.01      718,657,418
EQ/Lazard Small Cap Value               0.01           0.03        20.16         0.11         0.03               --
EQ/Marsico Focus                        0.02           0.04        26.68         0.14         0.07      115,813,525
EQ/Mercury Basic Value Equity             --           0.03        23.25         0.30         0.08      282,523,764

Note 9   Substitution and Reorganization Transactions

     After the close of business on May 2, 2003, EQ/Alliance International Portfolio acquired the net assets of the EQ/International Equity Index Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 408,865 Class IA shares and 12,213,646 Class IB shares of EQ/Alliance International Portfolio (valued at $3,057,994 and $90,046,488, respectively) for the 8,351 Class IA shares and 13,140,144 Class IB shares of EQ/International Equity Index Portfolio outstanding on May 2, 2003. EQ/International Equity Index Portfolio's net assets at that date ($93,104,482), including $4,004,524 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/International Equity Index Portfolio immediately before the substitutions were $1,092,895,733 and $93,104,482, respectively, resulting in combined net assets of $1,186,000,215.

     After the close of business on November 22, 2002, EQ/Alliance International Portfolio acquired the net assets of the EQ/Alliance Global Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 101,511,603 Class IA shares and 22,055,946 Class IB shares of EQ/Alliance International Portfolio (valued at $755,870,519 and $141,950,385, respectively) for the 63,627,198 Class IA shares and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
December 31, 2003

13,764,525 Class IB shares of EQ/Alliance Global Portfolio outstanding on November 22, 2002. EQ/Alliance Global Portfolio's net assets at that date ($917,820,904), including $57,554,262 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/Alliance Global Portfolio immediately before the substitutions were $212,315,724 and $917,820,904, respectively, resulting in combined net assets of $1,130,136,628.

     After the close of business on November 22, 2002, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/MFS Research Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 51,673,070 Class IB shares of EQ/Capital Guardian Research Portfolio (valued at $451,945,019) for the 51,396,702 Class IB shares of EQ/MFS Research Portfolio outstanding on November 22, 2002. EQ/MFS Research Portfolio's net assets at that date ($451,945,019), including $29,895,889 of unrealized depreciation, were combined with those of EQ/Capital Guardian Research Portfolio. The aggregate net assets of EQ/Capital Guardian Research Portfolio and EQ/MFS Research Portfolio immediately before the substitutions were $451,945,019 and $139,876,961, respectively, resulting in combined net assets of $591,821,980.

     After the close of business on July 12, 2002, the EQ/Capital Guardian U.S. Equity Portfolio ("U.S Equity Portfolio") acquired all the net assets of the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio") pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 2,447,543 Class IB shares of the U.S. Equity Portfolio (valued at $19,634,554) including $3,289,738 of unrealized depreciation, for 3,393,753 Class IB shares of the New Dimensions Portfolio. The aggregate net assets of the U.S. Equity Portfolio and the New Dimensions Portfolio immediately before the reorganization were $188,722,632 and $19,643,554 respectively, resulting in combined net assets of $208,366,186.

     After the close of business on July 12, 2002, the EQ/Alliance Small Cap Growth Portfolio ("Small Cap Portfolio") acquired all the net assets of the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") pursuant to the Plan. For accounting purposes this transaction is treated as a merger. The Reorganization was accomplished by a tax-free exchange of 1,403,935 Class IB shares of the Small Cap Portfolio (valued at $13,503,596) including $1,923,497 of unrealized depreciation, for 4,531,069 Class IB shares of the Strategy Aggressive Portfolio. The aggregate net assets of the Small Cap Portfolio and the Strategy Aggressive Portfolio immediately before the reorganization were $656,346,639 and $13,503,596 respectively, resulting in combined net assets of $669,850,235.

     After the close of business on April 26, 2002, EQ/Putnam International Equity Portfolio acquired the net assets of the EQ/T. Rowe Price International Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 19,583,190 Class IB shares of EQ/Putnam International Equity Portfolio (valued at $207,224,020) for the 24,398,367 Class IB shares of EQ/T. Rowe Price International Portfolio outstanding on April 26, 2002. EQ/T. Rowe Price International Portfolio's net assets at that date ($207,224,020) including $9,395,755 of unrealized depreciation, were combined with those of EQ/ Putnam International Equity Portfolio. The aggregate net assets of EQ/Putnam International Equity Portfolio and EQ/T. Rowe Price International Portfolio immediately before the substitutions were $306,134,063 and $207,224,020, respectively, resulting in combined net assets of $513,358,083.

                         Report of Independent Auditors

To the Trustees and Shareholders of
EQ Advisors Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 30 portfolios constituting EQ Advisors Trust (the "Trust") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 13,2004

                   Federal Income Tax Information (Unaudited)

     For the year ended December 31, 2003, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

                                                      70% Dividend
                                                        Received          Foreign           Foreign         Long Term
Portfolios                                              Deduction          Taxes         Source Income    Capital Gain
----------------------------------------------------  -------------    --------------    -------------    -------------
EQ/Alliance Common Stock............................         100.00%   $           --    $          --    $          --
EQ/Alliance Growth and Income.......................         100.00                --               --               --
EQ/Alliance Intermediate Government Securities......             --                --               --          355,091
EQ/Alliance International...........................             --         2,202,195       23,561,843               --
EQ/Alliance Premier Growth..........................             --                --               --               --
EQ/Alliance Quality Bond............................             --                --               --        3,173,768
EQ/Alliance Small Cap Growth........................         100.00                --               --               --
EQ/Bernstein Diversified Value......................         100.00                --               --               --
EQ/Calvert Socially Responsible.....................             --                --               --               --
EQ/Capital Guardian International...................             --           394,219        4,093,935               --
EQ/Capital Guardian Research........................         100.00                --               --               --
EQ/Capital Guardian U.S. Equity.....................          99.81                --               --               --
EQ/Emerging Markets Equity..........................             --           561,134        7,268,514               --
EQ/Equity 500 Index.................................         100.00                --               --               --
EQ/Evergreen Omega..................................             --                --               --               --
EQ/FI Mid Cap.......................................             --                --               --               --
EQ/FI Small/Mid Cap Value...........................          39.07                --               --               --
EQ/Janus Large Cap Growth...........................             --                --               --               --
EQ/J.P. Morgan Core Bond............................             --                --               --               --
EQ/Lazard Small Cap Value...........................          37.55                --               --        1,616,982
EQ/Marsico Focus....................................             --                --               --               --
EQ/Mercury Basic Value Equity.......................         100.00                --               --               --
EQ/Mercury International Value......................             --         1,121,675       13,704,934               --
EQ/MFS Emerging Growth Companies....................             --                --               --               --
EQ/MFS Investors Trust..............................         100.00                --               --               --
EQ/Money Market.....................................             --                --               --               --
EQ/Putnam Growth & Income Value.....................         100.00                --               --               --
EQ/Putnam Voyager...................................         100.00                --               --               --
EQ/Small Company Index..............................         100.00                --               --               --
EQ/Technology.......................................             --                --               --               --

                         Proxy Vote Results (Unaudited)

     On April 29, 2003, the shareholders of the EQ/International Equity Index Portfolio approved the Plan pursuant to which the Portfolio is to be merged into EQ/Alliance International Portfolio at the close of business on May 2, 2003. The results of the shareholder vote are as follows:

                                                      Authority
         For                    Against               Withheld
      -----------             ----------              ----------
      10,226,960               492,911                 858,291

     On April 29, 2003, the shareholders of the EQ/Small Company Index Portfolio approved a new advisory agreement between The Equitable Life Assurance Society of the United States and Alliance Capital Management L.P. effective May 1, 2003. The results of the shareholder vote are as follows:

                                                      Authority
         For                    Against               Withheld
      -----------             ----------              ----------
      13,829,369               386,932                 818,670

     On August 7, 2003, the shareholders of the EQ/Aggressive Stock Portfolio approved the Plan pursuant to which the Portfolio is to be merged into AXA Premier VIP Aggressive Equity Portfolio at the close of business on August 15, 2003. The results of the shareholder vote are as follows:

                                                      Authority
          For                   Against               Withheld
      -----------             ----------              ----------
      74,018,161              7,107,965               5,884,015

     On August 7, 2003, the shareholders of the EQ/Balanced Portfolio approved the Plan pursuant to which the Portfolio is to be merged into AXA Moderate Allocation Portfolio at the close of business on August 15, 2003. The results of the shareholder vote are as follows:

                                                      Authority
          For                   Against               Withheld
      -----------             ----------              ----------
      242,047,231             19,428,271              19,784,124

     On August 7, 2003, the shareholders of the EQ/High Yield Portfolio approved the Plan pursuant to which the Portfolio is to be merged into AXA Premier VIP High Yield Portfolio at the close of business on August 15, 2003. The results of the shareholder vote are as follows:

                                                      Authority
          For                   Against               Withheld
      -----------             ----------              ----------
      128,629,658             7,339,055               12,695,693

MANAGEMENT OF THE TRUST (UNAUDITED)

     The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                            Term of                                       Portfolios
                                            Office**                                      in Complex
                           Position(s)     and Length                                      Overseen             Other
                            Held With         of           Principal Occupation(s)           by             Directorships
Name, Address and Age        Trust        Time Served        During Past 5 Years           Trustee        Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                                 Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris*            Trustee and    Chairman        From May 1995 to                  79        Director of Alliance
1290 Avenue of the         Chairman       from            present, Executive Vice                     Capital Management L.P.;
Americas,                                 December        President and Chief                         Director of AXA
New York, New York                        2002 to         Investment Officer of                       Alternative Advisors Inc.
10036                                     present;        AXA Financial, Inc.;
(48)                                      Trustee from    from September 1999 to
                                          March 1997      present, Executive Vice
                                          to present      President and Chief
                                                          Executive Officer of AXA
                                                          Financial Services LLC;
                                                          and from November 1995 to
                                                          present, Executive Vice
                                                          President of AXA Advisors
                                                          LLC.
-------------------------------------------------------------------------------------------------------------------------------
                                                 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Theodossios                Trustee        From            Retired                           53        From May 1994 to present,
Athanassiades                             March 2000                                                  Director, Atlantic Bank
c/o EQ Advisors Trust                     to present                                                  of New York
1290 Avenue of the
Americas
New York, New York
10036
(64)
-------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee        From            Retired. From 1986 to             53        From 1992 to present,
Syrus Associates                          March 1997      2001, Partner and                           Trustee, Provident
880 Third Avenue                          to present      Consultant, Syrus                           Investment Counsel Trust;
New York, New York                                        Associates(business and                     from 1997 to present,
10036                                                     marketing consulting                        Director, The PBHG
(57)                                                      firm)                                       Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
David W. Fox               Trustee        From            Retired. From 1989 to             53        From 1987 to present,
c/o EQ Advisors Trust                     May 2000        2000, Public Governor                       Director of USG
1290 Avenue of the                        to present      and from 1996-2000                          Corporation
Americas                                                  chairman of the Chicago
New York, New York                                        Stock Exchange
10036
(72)
-------------------------------------------------------------------------------------------------------------------------------
*   Affiliated with the Manager and Distributors.
**  Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                            Term of                                      Portfolios
                                            Office**                                     in Complex
                           Position(s)     and Length                                     Overseen             Other
                            Held With         of          Principal Occupation(s)           by              Directorships
Name, Address and Age        Trust        Time Served     During Past 5 Years             Trustee          Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                          Independent Trustees (Continued)
-------------------------------------------------------------------------------------------------------------------------------
William M. Kearns, Jr.     Trustee        From            From 1994 to present,             53        From 1975 to present,
c/o EQ Advisors Trust                     March 1997      President, W.M. Kearns                      Director, Selective
1290 Avenue of the                        to present      & Co., Inc.(private                         Insurance Group, Inc.;
Americas                                                  investment company);                        from 1991 to present,
New York, New York                                        from 2002 to present,                       Director, Transistor
10036                                                     Chairman and from 1998                      Devices, Inc.; from 1999
(68)                                                      to present, Vice                            to present, Advisory
                                                          Chairman, Keefe                             Director, Proudfoot PLC
                                                          Managers, Inc.                              (N.A.) (consulting firm);
                                                                                                      from 2001 to present,
                                                                                                      Advisory Director,
                                                                                                      Gridley & Company LLC.
-------------------------------------------------------------------------------------------------------------------------------
Christopher P.A.           Trustee        From            From 1998 to present,             53        None
Komisarjevsky                             March 1997      President and Chief
c/o EQ Advisors Trust                     to present      Executive Officer,
1290 Avenue of the                                        Burson-Marsteller
Americas                                                  worldwide (public
New York, New York                                        relations).
10036
(58)
-------------------------------------------------------------------------------------------------------------------------------
Harvey Rosenthal           Trustee        From            From 1997 to present,             53        From 1997 to present,
c/o EQ Advisors Trust                     March 1997      Consultant/Director.                        Director, LoJack
1290 Avenue of the                        to present                                                  Corporation
Americas
New York, New York
10036
(61)
-------------------------------------------------------------------------------------------------------------------------------
Gary S. Schpero            Trustee        From            Retired. Prior to                 53        None
c/o EQ Advisors Trust                     May 2000 to     January
1290 Avenue of the                        present         1, 2000, Partner of
Americas                                                  Simpson Thacher &
New York, New York                                        Bartlett (law firm) and
10036                                                     Managing Partner of
(50)                                                      Investment Management
                                                          and Investment
                                                          Company Practice
                                                          Group.
-------------------------------------------------------------------------------------------------------------------------------
*    Affiliated with the Manager and Distributors.
**   Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                            Term of
                                           Office**
                           Position(s)     and Length
                            Held With         of                             Principal Occupation(s)
Name, Address and Age         Trust       Time Served                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
                                                          Officers
--------------------------------------------------------------------------------------------------------------------------
Steven M. Joenk            President      From            From July 1999 to present, Senior Vice President of AXA
1290 Avenue of the         and Chief      December        Financial; from July 1999 to December 2002, Vice President and
Americas,                  Executive      2002 to         Chief Financial Officer of the Trust; from 1996 to 1999,
New York, New York         Officer        present         Managing Director of MeesPierson.
(45)
--------------------------------------------------------------------------------------------------------------------------
Patricia Louie             Vice           From            From May 2003 to present, Vice President and Associate General
1290 Avenue of the         President      July            Counsel of AXA Financial and Equitable; July 1999 to May 2003,
Americas,                  and            1999 to         Vice President and Counsel of AXA Financial and Equitable;from
New York, New York         Secretary      present         September 1994 to July 1999, Assistant General Counsel of The
(48)                                                      Dreyfus Corporation.
--------------------------------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski       Chief          From            From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the         Financial      December        from December 1999 to December 2002, Controller of the Trust;
Americas,                  Officer        2002 to         from October 1999 to February 2001, Assistant Vice President of
New York, New York         and            present         AXA Financial; from October 1996 to October 1999,
(42)                       Treasurer                      Director -- Fund Administration of Prudential Investments.
--------------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell           Vice           From            From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the         President      July            from July 1999 to present, Vice President of Equitable; from
Americas,                                 1999 to         September 1997 to July 1999, Assistant Vice President, Office
New York, New York                        present         of the Chief Investment Officer of Equitable.
(42)
--------------------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler         Vice           From            From February 2003 to present, Vice President of AXA Financial;
1290 Avenue of the         President      March           from February 2002 to February 2003, Assistant Vice President of
Americas,                                 2002 to         AXA Financial; from May 1999 to February 2002, Senior Investment
New York, New York                        present         Analyst and Assistant Vice President of AXA Financial; prior
(45)                                                      thereto, an Investment Systems Development Analyst with
                                                          TIAA-CREF.
--------------------------------------------------------------------------------------------------------------------------
Brian E. Walsh             Vice           From            From February 2003 to present, Vice President of Equitable; from
1290 Avenue of the         President      December        January 2001 to February 2003, Assistant Vice President of
Americas,                  and            2002 to         Equitable; from December 1999 to January 2001, Senior Fund
New york,New york          controller     present         Administrator of Equitable; from January 1993 to December 1999,
(35)                                                      Manager of Prudential Investment Fund Management
--------------------------------------------------------------------------------------------------------------------------
Andrew S. Novak            Assistant      From            From May 2003 to present, Vice President and Counsel of AXA
1290 Avenue of the         Secretary      September       Financial and Equitable; from May 2002 to May 2003, Counsel of
Americas,                                 2002 to         AXA Financial and Equitable; from May 2001 to April 2002,
New York, New York                        present         Associate General Counsel and Chief Compliance Officer of Royce
(35)                                                      & Associates, Inc.; from August 1997 to August 2000, Vice
                                                          President and Assistant General Counsel of Mitchell Hutchins
                                                          Asset Management.
--------------------------------------------------------------------------------------------------------------------------
*   Affiliated with the Manager and Distributors.
**  Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
--------------------------------------------------------------------------------------------------------------------------

Item 2.   Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a "code of ethics," as defined in Item 2, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant's code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.   Audit Committee Financial Expert.

The registrant's board of trustees has determined that Theodossios Athanassiades serves on its audit committee as an "audit committee financial expert" as defined in Item 3. Mr. Athanassiades is considered to be "independent" for purposes of Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees for 2003: $728,578 and 2002: $873,936

(b) Audit-Related Fees for 2003: $4,015 and 2002: $4,550

Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, including consultation on technical accounting or regulatory matters relating to the registrant's financial statements, review of the registrant's regulatory filings that include the registrant's financial statements and issuance of consent, and additional audit procedures and subsequent event reviews performed in connection with certain portfolio reorganizations and substitutions.

(c) Tax Fees for 2003: $298,975 and 2002: $462,065

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)  All Other Fees for 2003:  $4,015 and 2002:  $0

All other fees include amounts related to consultation on technical accounting or regulatory matters relating to certain portfolio reorganizations and substitutions, review of the registrant's related regulatory filings and applications for exemptive relief and issuance of consent.

(e)(1)

The registrant's audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant's principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee's delegate, consisting of the audit committee chair, lead independent trustee, the registrant's chief executive officer and chief financial officer, acting by at least three of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant's principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant's financial statements.

(e)(2) None of the services include in (b) - (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For 2003: $2,104,275
    For 2002: $1,982,815

(h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   [Reserved]

Item 9.   Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1) The registrant's code of ethics required by Item 2 is filed herewith.

(a)(2) Certifications required by Item 10(a)(2) are filed herewith.

(b)    Certifications required by Item 10(b) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
February 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
February 29, 2004

/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
February 29, 2004